UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2005 - June 30, 2005

Item 1:	Reports to Shareholders

Vanguard® 500 Index Fund

June 30, 2005

CONTENTS

  1 CHAIRMAN'S LETTER
  5 FUND PROFILE
  6 GLOSSARY OF INVESTMENT TERMS
  7 PERFORMANCE SUMMARY
  8 FINANCIAL STATEMENTS
22 ABOUT YOUR FUND'S EXPENSES
23 ADVISORY AGREEMENT

SUMMARY

• Vanguard 500 Index Fund’s Investor Shares slipped –0.9% in the first half of the fund’s fiscal year, nearly matching the return of the fund’s target benchmark.
• The fund, like its benchmark, retreated in the first quarter of 2005 but recovered somewhat in the second quarter.
• The strong performance of energy-related stocks was offset by losses in several sectors, including consumer discretionary and technology.

VANGUARD’S PLEDGE TO CLIENTS

We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do.

We will:

• Put your interests first at all times.
• Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.
• Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.
• Communicate candidly not only about the rewards of investing but also about the risks and costs.
• Maintain highly effective controls to safeguard your assets and protect your confidential information.
• Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

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CHAIRMAN’S LETTER

Dear Shareholder,

During the six months ended June 30, 2005, Vanguard 500 Index Fund’s Investor Shares returned–0.9% as U.S. stocks modestly drifted backward and then forward. The Investor Shares’ return nearly matched the –0.8% return of the fund’s benchmark, the Standard & Poor’s 500 Index, and was slightly better than the –1.2% average return of the fund’s peer group. (The fund’s lower-cost Admiral Shares returned –0.8%, essentially matching the index’s performance.)

Total Returns	Six Months Ended June 30, 2005

Vanguard 500 Index Fund
Investor Shares	-0.9%
Admiral Shares	-0.8
S&P 500 Index	-0.8
Average Large-Cap Core Fund*	-1.2

*Derived from data provided by Lipper Inc.

The adjacent table provides the total returns for your fund (both the Investor Shares and the Admiral Shares) and its comparative yardsticks. A more detailed look at your fund’s total returns appears on page 4.

STOCKS MADE LITTLE HEADWAY

Following a formidable rally to close out 2004, the U.S. stock market at different times stumbled and recovered during the first half of 2005, but the net effect was a flat finish for the broad market, as measured by the Dow Jones Wilshire 5000 Composite Index.

Investors were cheered as home-buying activity remained high by historical standards, knowing that new homeowners fuel the economy by buying appliances and other home furnishings. But the market also faced headwinds: rising short-term interest rates and gas prices (which can curtail consumer spending), and mounting trade and budget deficits. Some analysts wondered whether even the home-buying spree was a

1

problem, given signs that some buyers were speculating on real estate.

Admiral™ Shares

A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Value stocks—those with prices below average, given the companies’ book value and other criteria—prolonged their five-year roll of outperforming growth stocks, which dominated the market in the late 1990s. In a reversal of recent trends, returns for large-capitalization stocks topped those of the market’s smaller companies. International stocks outperformed their U.S. counterparts; however, a strengthening dollar wiped out most of that edge for U.S. investors. The dollar rallied as the gap between short-term interest rates in the States and in Europe widened.

THE BOND MARKET’S DICHOTOMY PERSISTED

The Lehman Brothers Aggregate Bond Index, which reflects the taxable investment-grade bond market, posted a 2.5% return during the six months. U.S. government and municipal issues performed best, while corporate securities matched the index return and mortgage-backed debt trailed.

Market Barometer	Total Returns Periods Ended June 30, 2005
	Six Months	One Year	Five Years*

Stocks
Russell 1000 Index (Large-caps)	0.1%	7.9%	-1.9%
Russell 2000 Index (Small-caps)	-1.3	9.4	5.7
Dow Jones Wilshire 5000 Index	0.0	8.4	-1.3
(Entire market)
MSCI All Country World Index
ex USA (International)	0.3	17.0	0.8

Bonds
Lehman Aggregate Bond Index	2.5%	6.8%	7.4%
(Broad taxable market)
Lehman Municipal Bond Index	2.9	8.2	6.9
Citigroup 3-Month Treasury Bill Index	1.3	2.0	2.5

CPI
Consumer Price Index	2.2%	2.5%	2.4%

*Annualized

The Federal Reserve Board raised the target federal funds rate in four equal steps, leaving it at 3.25% at the end of the period. The yield of the 3-month U.S. Treasury bill moved in sync, closing the period at 3.12%. Long-term rates didn’t follow, as prices were propped up by demand for the securities from foreign buyers and pension funds. The yield of the 10-year Treasury note finished the period at 3.91%, a drop of 31 basis points (0.31 percentage point) over the six months. The yield of the 30-year Treasury bond fell 64 basis points to 4.19%.

2

THE FUND DRIFTED WITHIN A NARROW RANGE

Echoing the relatively quiet trading pattern that the U.S. stock market exhibited during the first half of 2005, the Investor Shares of Vanguard 500 Index Fund closely tracked the S&P 500 Index with a –2.2% return during the first quarter, as investors grew cautious. There was a modest turnaround in market sentiment in the second quarter, and the fund’s Investor Shares advanced 1.3%. The net result was a –0.9% loss for the six-month period.

As energy supplies continued to be tight and prices remained high, bullish sentiment continued to dominate trading among energy-related stocks. The “other energy” sector (+26.0%), which includes firms engaged in oil and natural gas exploration, production, and related products and services, recorded the highest gain. Integrated oils (+17.0%) had an even bigger impact on the fund’s returns because of the larger collective market value of big oil companies such as ExxonMobil, ConocoPhillips, and Chevron. Other advancing sectors included health care (+3.5%) and utilities (+3.8%).

Annualized Expense Ratios:* Your fund compared with its peer group
Expense Ratio

500 Index Fund
Investor Shares	0.18%
Admiral Shares	0.09
Average Large-Cap Core Fund	1.45

*Fund expense ratios reflect the six months ended June 30, 2005. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2004.

Despite these advances, your fund’s performance, like that of the S&P 500 Index, was hurt by retreats in most sectors. Concerns about the sustainability of strong consumer spending in the face of rising short-term interest rates and energy prices weighed down the retail, media, and entertainment companies that make up the consumer discretionary sector (–5.9%). Meanwhile, technology companies (–5.2%) declined as corporate IT spending continued to disappoint. Interest rate trends helped to slow financial services stocks (–2.1%), the index’s largest sector. And the auto & transportation sector (–15.7%) continued to struggle with fierce competition and formidable health care and pension liabilities.

FOCUSING ON LONG-TERM SUCCESS

The markets and the news media tend to focus on what to do now. As we never get tired of reminding our clients, successful long-term investing doesn’t mean paying attention to yesterday’s performance, today’s news, or analysts’ predictions for tomorrow. Instead, reaching

3

your long-term goals requires a more patient approach—an approach that Vanguard 500 Index Fund is ideally suited to support.

Whether the stock market rises or falls sharply or, as in the past six months, meanders sideways, an investment in Vanguard 500 Index Fund gives you broad exposure to the market’s larger companies and positions you to benefit from the U.S. economy’s long-term growth potential.

In fact, the fund’s diversified nature, low turnover rate, and low costs represent a proven formula for managing all your investments. Long-term success is much more likely when you ignore the daily noise of the marketplace and maintain a steady, diversified mix of low-cost stock, bond, and short-term investments tailored to your circumstances. I hope you take advantage of our website, Vanguard.com, where you’ll find extensive information and useful tools to help you apply these principles to your own portfolio.

Thank you for your confidence in Vanguard. We look forward to reporting to you at the conclusion of 2005.

Sincerely,

John J. Brennan
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JULY 14, 2005

Your Fund's Performance at a Glance			December 31, 2004-June 30, 2005 Distributions Per Share
	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

500 Index Fund
Investor Shares	$111.64	$109.81	$0.850	$0.000
Admiral Shares	111.64	109.82	0.898	0.000

4

FUND PROFILE

As of 6/30/2005 This Profile provides a snapshot of the fund’s characteristics, compared where appropriate with its unmanaged target index. Key terms are defined on page 6.

500 INDEX FUND

Portfolio Characteristics
	Fund	Target Index*

Number of Stocks	507	500
Median Market Cap	$48.8B	$48.8B
Price/Earnings Ratio	18.0x	18.0x
Price/Book Ratio	2.8x	2.8x
Yield	1.9%
Investor Shares	1.7%
Admiral Shares	1.8%
Return on Equity	19.6%	19.6%
Earnings Growth Rate	10.7%	10.7%
Foreign Holdings	0.0%	0.0%
Turnover Rate	4%**	--
Expense Ratio	--
Investor Shares	0.18%**
Admiral Shares	0.09%**
Short-Term Reserves	0%	--

Volatility Measures
	Fund	Target Index*

R-Squared	1.00	1.00
Beta	1.00	1.00

Sector Diversification (% of portfolio)
	Fund	Target Index*

Auto & Transportation	2%	2%
Consumer Discretionary	14	14
Consumer Staples	7	7
Financial Services	22	22
Health Care	13	13
Integrated Oils	6	6
Other Energy	3	3
Materials & Processing	3	3
Producer Durables	4	4
Technology	14	14
Utilities	7	7
Other	5	5

 *S&P 500 Index.
**Annualized.

Ten Largest Holdings (% of total net assets)

General Electric Co.	3.4%
(conglomerate)
ExxonMobil Corp.	3.4
(oil)
Microsoft Corp.	2.3
(software)
Citigroup, Inc.	2.2
(banking)
Pfizer Inc.	1.9
(pharmaceuticals)
Johnson & Johnson	1.8
(pharmaceuticals)
Bank of America Corp.	1.7
(banking)
Wal-Mart Stores, Inc.	1.5
(retail)
Intel Corp.	1.5
(electronics)
American International Group, Inc.	1.4
(insurance)

Top Ten	21.1%

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

5

GLOSSARY OF INVESTMENT TERMS

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

6

      PERFORMANCE SUMMARY

As of 6/30/2005 All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be\higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

500 INDEX FUND

Fiscal-Year Total Returns (%) December 31, 1994–June 30, 2005

*Six months ended June 30, 2005.
Note: See Financial Highlights tables on pages 17 and 18 for dividend and capital gains information.

Average Annual Total Returns for periods ended June 30, 2005				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

500 Index Fund
Investor Shares*	8/31/1976	6.19%	-2.47%	8.20%	1.67%	9.87%
Admiral Shares	11/13/2000	6.30	-1.13** --	--	--

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000. **Return since inception.

7

As of 6/30/2005     FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund’s net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

500 Index Fund	Shares	Market Value^ (000)
COMMON STOCKS (99.8%)(1)

Auto & Transportation (2.3%)
United Parcel Service, Inc.	10,623,980	$734,754
FedEx Corp.	2,880,950	233,386
General Motors Corp.	5,393,179	183,368
Ford Motor Co.	17,552,456	179,737
Burlington Northern
Santa Fe Corp.	3,591,285	169,078
Union Pacific Corp.	2,508,233	162,534
Harley-Davidson, Inc.	2,714,946	134,661
Norfolk Southern Corp.	3,855,700	119,372
PACCAR, Inc.	1,658,004	112,744
Southwest Airlines Co.	7,035,471	98,004
CSX Corp.	2,065,386	88,109
Genuine Parts Co.	1,663,268	68,344
*The Goodyear Tire &
Rubber Co.	1,672,788	24,925
Delphi Corp.	5,342,282	24,842
Dana Corp.	1,429,754	21,461
*Navistar International Corp.	625,897	20,029
Cooper Tire & Rubber Co.	608,258	11,295
Visteon Corp.	1,227,234	7,400
*Delta Air Lines, Inc.	1,370,541	5,153

		2,399,196

Consumer Discretionary (13.4%)
Wal-Mart Stores, Inc.	31,908,934	1,538,011
Home Depot, Inc.	20,470,818	796,315
*Time Warner, Inc.	44,690,066	746,771
The Walt Disney Co.	19,469,069	490,231
Viacom Inc. Class B	15,233,937	487,791
Gillette Co.	9,514,768	481,733
Target Corp.	8,425,112	458,410
The News Corp., Inc.	27,498,856	444,931
*Yahoo! Inc.	12,519,554	433,803
Lowe's Cos., Inc.	7,367,397	428,930
*eBay Inc.	11,586,170	382,459
McDonald's Corp.	12,088,590	335,458
Kimberly-Clark Corp.	4,562,895	285,592

8

500 Index Fund	Shares	Market Value^ (000)
Carnival Corp.	5,025,975	$274,167
Cendant Corp.	10,029,339	224,356
Costco Wholesale Corp.	4,555,723	204,188
Best Buy Co., Inc.	2,847,356	195,186
*Starbucks Corp.	3,717,596	192,051
NIKE, Inc. Class B	2,178,328	188,643
*Kohl's Corp.	3,111,357	173,956
Avon Products, Inc.	4,501,863	170,396
Gannett Co., Inc.	2,368,838	168,495
*Electronic Arts Inc.	2,923,301	165,488
The McGraw-Hill Cos., Inc.	3,572,696	158,092
Waste Management, Inc.	5,417,749	153,539
Clear Channel
Communications, Inc.	4,863,295	150,422
Staples, Inc.	7,025,502	149,784
*Sears Holdings Corp.	975,306	146,169
Yum! Brands, Inc.	2,763,427	143,919
The Gap, Inc.	7,227,248	142,738
Omnicom Group Inc.	1,748,899	139,667
J.C. Penney Co., Inc.
(Holding Co.)	2,511,089	132,033
Marriott International, Inc.
Class A	1,893,027	129,142
Harrah's Entertainment, Inc.	1,732,230	124,842
*Apollo Group, Inc. Class A	1,559,076	121,951
*Coach, Inc.	3,596,783	120,744
Starwood Hotels & Resorts
Worldwide, Inc.	2,061,214	120,725
Federated Department
Stores, Inc.	1,625,454	119,113
*Bed Bath & Beyond, Inc.	2,817,663	117,722
May Department Stores Co.	2,855,882	114,692
TJX Cos., Inc.	4,486,740	109,252
Tribune Co.	2,843,425	100,032
International Game
Technology	3,279,467	92,317
Hilton Hotels Corp.	3,641,934	86,860
Nordstrom, Inc.	1,172,122	79,669
Limited Brands, Inc.	3,626,990	77,690
*Univision Communications Inc.	2,773,118	76,399
*Fisher Scientific
International Inc.	1,145,569	74,347
Eastman Kodak Co.	2,738,231	73,522
Mattel, Inc.	3,925,962	71,845
R.R. Donnelley & Sons Co.	2,034,289	70,203
*Office Depot, Inc.	3,012,319	68,801
Black & Decker Corp.	763,136	68,568
Newell Rubbermaid, Inc.	2,625,646	62,595
Dollar General Corp.	2,877,785	58,592
*AutoZone Inc.	626,472	57,924
*Toys R Us, Inc.	2,112,506	55,939
Cintas Corp.	1,427,853	55,115
VF Corp.	953,977	54,587
Wendy's International, Inc.	1,097,018	52,273
*Interpublic Group of Cos., Inc.	4,034,728	49,143
Leggett & Platt, Inc.	1,808,970	48,082
Darden Restaurants Inc.	1,390,509	45,859
Tiffany & Co.	1,371,266	44,923
Whirlpool Corp.	638,242	44,747
*AutoNation, Inc.	2,130,904	43,726
Knight Ridder	709,961	43,549
New York Times Co. Class A	1,387,178	43,211
Family Dollar Stores, Inc.	1,590,733	41,518
Liz Claiborne, Inc.	1,033,403	41,088
Robert Half International, Inc.	1,521,946	38,003
Jones Apparel Group, Inc.	1,151,194	35,733
Alberto-Culver Co. Class B	815,706	35,345
RadioShack Corp.	1,485,650	34,423
Hasbro, Inc.	1,599,672	33,257
*Monster Worldwide Inc.	1,153,387	33,079
The Stanley Works	718,848	32,736
Circuit City Stores, Inc.	1,820,928	31,484
International Flavors &
Fragrances, Inc.	843,361	30,547
Sabre Holdings Corp.	1,250,406	24,946
Reebok International Ltd.	532,944	22,293
Meredith Corp.	428,799	21,037
*Allied Waste Industries, Inc.	2,582,102	20,476
OfficeMax, Inc.	674,275	20,073
*Convergys Corp.	1,352,951	19,239
Snap-On Inc.	551,215	18,907
Dillard's Inc.	683,435	16,006
*Big Lots Inc.	1,084,690	14,361
Maytag Corp.	757,002	11,855
Viacom Inc. Class A	143,386	4,620
News Corp., Inc., Class B	9,800	165

		13,943,616

Consumer Staples (7.4%)
Altria Group, Inc.	19,751,750	1,277,148
The Procter & Gamble Co.	23,601,152	1,244,961
The Coca-Cola Co.	21,586,395	901,232
PepsiCo, Inc.	15,971,097	861,321
Walgreen Co.	9,751,124	448,454
Anheuser-Busch Cos., Inc.	7,404,575	338,759
Colgate-Palmolive Co.	4,989,813	249,042
CVS Corp.	7,725,883	224,591
Sysco Corp.	6,037,672	218,503
General Mills, Inc.	3,526,754	165,017
Sara Lee Corp.	7,508,785	148,749
Kellogg Co.	3,335,355	148,223
*The Kroger Co.	6,950,672	132,271
The Hershey Co.	2,073,776	128,782

9

500 Index Fund	Shares	Market Value^ (000)
Wm. Wrigley Jr. Co.	1,867,612	$128,566
H.J. Heinz Co.	3,338,687	118,256
ConAgra Foods, Inc.	4,939,445	114,398
Safeway, Inc.	4,274,648	96,564
Campbell Soup Co.	3,096,770	95,288
Reynolds American Inc.	1,110,433	87,502
The Clorox Co.	1,470,148	81,917
Coca-Cola Enterprises, Inc.	3,365,147	74,067
Albertson's, Inc.	3,512,936	72,648
UST, Inc.	1,577,220	72,016
The Pepsi Bottling Group, Inc.	1,870,294	53,509
Brown-Forman Corp. Class B	859,969	51,994
Molson Coors Brewing Co.
Class B	749,066	46,442
SuperValu Inc.	1,298,817	42,354
McCormick & Co., Inc.	1,289,914	42,154
*Constellation Brands, Inc.
Class A	12,684	374

		7,665,102

Financial Services (21.4%)
Citigroup, Inc.	49,615,939	2,293,745
Bank of America Corp.	38,355,861	1,749,411
American International
Group, Inc.	24,748,966	1,437,915
JPMorgan Chase & Co.	33,559,798	1,185,332
Wells Fargo & Co.	16,093,023	991,008
Wachovia Corp.	15,035,241	745,748
American Express Co.	11,169,774	594,567
Morgan Stanley	10,449,308	548,275
Fannie Mae	9,231,351	539,111
U.S. Bancorp	17,479,872	510,412
Merrill Lynch & Co., Inc.	9,016,262	495,985
The Goldman Sachs
Group, Inc.	4,214,355	429,948
Freddie Mac	6,586,648	429,647
Allstate Corp.	6,373,398	380,811
Washington Mutual, Inc.	8,366,708	340,441
Prudential Financial, Inc.	4,978,585	326,894
MBNA Corp.	12,090,367	316,284
MetLife, Inc.	6,994,025	314,311
First Data Corp.	7,426,211	298,088
Lehman Brothers
Holdings, Inc.	2,638,021	261,903
St. Paul Travelers Cos., Inc.	6,426,105	254,024
SunTrust Banks, Inc.	3,240,621	234,102
Automatic Data
Processing, Inc.	5,563,639	233,506
Countrywide Financial Corp.	5,605,090	216,413
The Bank of New York Co., Inc.	7,424,209	213,669
The Hartford Financial
Services Group Inc.	2,829,024	211,554
BB&T Corp.	5,210,841	208,277
AFLAC Inc.	4,784,869	207,089
Fifth Third Bancorp	4,975,953	205,059
SLM Corp.	4,001,245	203,263
National City Corp.	5,667,425	193,373
Capital One Financial Corp.	2,404,479	192,382
Progressive Corp. of Ohio	1,895,941	187,338
Golden West Financial Corp.	2,695,912	173,563
The Chubb Corp.	1,863,025	159,494
State Street Corp.	3,156,659	152,309
Simon Property
Group, Inc. REIT	2,095,102	151,874
Regions Financial Corp.	4,424,508	149,902
PNC Financial
Services Group	2,704,073	147,264
Franklin Resources Corp.	1,889,931	145,487
Marsh & McLennan Cos., Inc.	5,082,376	140,782
CIGNA Corp.	1,248,246	133,600
KeyCorp	3,888,082	128,890
Equity Office Properties
Trust REIT	3,886,975	128,659
North Fork Bancorp, Inc.	4,555,004	127,950
ACE Ltd.	2,741,606	122,961
Charles Schwab Corp.	10,867,639	122,587
Moody's Corp.	2,634,081	118,428
Loews Corp.	1,522,640	118,005
The Principal Financial
Group, Inc.	2,801,838	117,397
Mellon Financial Corp.	4,036,263	115,800
Bear Stearns Co., Inc.	1,084,071	112,678
Paychex, Inc.	3,392,901	110,405
Equity Residential REIT	2,733,608	100,651
XL Capital Ltd. Class A	1,336,317	99,449
M & T Bank Corp.	932,317	98,042
*SunGard Data Systems, Inc.	2,768,166	97,356
Comerica, Inc.	1,609,883	93,051
H & R Block, Inc.	1,576,081	91,964
Marshall & Ilsley Corp.	2,030,752	90,267
Northern Trust Corp.	1,940,014	88,445
AmSouth Bancorp	3,366,325	87,524
CIT Group Inc.	2,007,176	86,248
Synovus Financial Corp.	2,967,155	85,068
*Fiserv, Inc.	1,824,368	78,357
Lincoln National Corp.	1,656,983	77,746
Sovereign Bancorp, Inc.	3,478,093	77,701
MBIA, Inc.	1,291,450	76,596
Aon Corp.	3,031,179	75,901
T. Rowe Price Group Inc.	1,180,298	73,887
Archstone-Smith Trust REIT	1,896,936	73,260
Ambac Financial Group, Inc.	1,033,026	72,064
ProLogis REIT	1,780,245	71,637

10

500 Index Fund	Shares	Market Value^ (000)
SAFECO Corp.	1,215,731	$66,063
Jefferson-Pilot Corp.	1,296,754	65,382
Plum Creek
Timber Co. Inc. REIT	1,754,334	63,682
Zions Bancorp	855,143	62,879
Cincinnati Financial Corp.	1,587,780	62,813
MGIC Investment Corp.	900,079	58,703
Huntington Bancshares Inc.	2,215,549	53,483
Compass Bancshares Inc.	1,181,973	53,189
UnumProvident Corp.	2,841,289	52,052
Torchmark Corp.	993,826	51,878
First Horizon National Corp.	1,183,887	49,960
*Providian Financial Corp.	2,808,258	49,510
*E*TRADE Financial Corp.	3,515,315	49,179
Equifax, Inc.	1,238,898	44,241
Apartment Investment &
Management Co.
Class A REIT	908,746	37,186
Janus Capital Group Inc.	2,165,182	32,564
Federated Investors, Inc.	905,172	27,164
Dow Jones & Co., Inc.	676,721	23,990
Ryder System, Inc.	613,863	22,467

		22,249,519

Health Care (13.0%)
Pfizer Inc.	70,914,948	1,955,834
Johnson & Johnson	28,360,294	1,843,419
Abbott Laboratories	14,789,602	724,838
*Amgen, Inc.	11,802,455	713,576
Merck & Co., Inc.	21,012,410	647,182
UnitedHealth Group Inc.	12,076,026	629,644
Eli Lilly & Co.	10,806,883	602,051
Medtronic, Inc.	11,535,798	597,439
Wyeth	12,765,785	568,077
Bristol-Myers Squibb Co.	18,638,724	465,595
*WellPoint Inc.	5,842,848	406,896
Schering-Plough Corp.	14,068,590	268,147
Cardinal Health, Inc.	4,084,479	235,184
Aetna Inc.	2,770,094	229,419
HCA Inc.	3,997,253	226,524
Baxter International, Inc.	5,920,135	219,637
Guidant Corp.	3,099,618	208,604
*Boston Scientific Corp.	7,151,495	193,090
*Caremark Rx, Inc.	4,326,398	192,611
*Gilead Sciences, Inc.	4,309,154	189,560
*Zimmer Holdings, Inc.	2,355,295	179,403
Stryker Corp.	3,575,619	170,056
*St. Jude Medical, Inc.	3,455,432	150,691
*Genzyme Corp.-
General Division	2,406,056	144,580
*Medco Health Solutions, Inc.	2,643,292	141,046
Becton, Dickinson & Co.	2,407,655	126,330
*Forest Laboratories, Inc.	3,247,150	126,152
McKesson Corp.	2,815,453	126,104
*Biogen Idec Inc.	3,286,885	113,233
Allergan, Inc.	1,243,969	106,036
Quest Diagnostics, Inc.	1,736,826	92,521
Biomet, Inc.	2,402,675	83,229
*Express Scripts Inc.	1,414,920	70,718
AmerisourceBergen Corp.	1,005,670	69,542
C.R. Bard, Inc.	1,002,434	66,672
*Laboratory Corp. of
America Holdings	1,283,887	64,066
*MedImmune Inc.	2,363,644	63,157
Health Management
Associates Class A	2,351,340	61,558
*Humana Inc.	1,543,534	61,340
*Hospira, Inc.	1,507,631	58,798
*Tenet Healthcare Corp.	4,470,505	54,719
IMS Health, Inc.	2,162,531	53,566
Mylan Laboratories, Inc.	2,569,790	49,443
*Chiron Corp.	1,413,422	49,314
Bausch & Lomb, Inc.	510,478	42,370
Manor Care, Inc.	824,226	32,747
*Watson Pharmaceuticals, Inc.	1,051,452	31,081
*Millipore Corp.	476,611	27,038
*King Pharmaceuticals, Inc.	2,299,614	23,962

		13,556,799

Integrated Oils (5.9%)
ExxonMobil Corp.	60,713,480	3,489,204
Chevron Corp.	20,011,784	1,119,059
ConocoPhillips Co.	13,279,128	763,417
Occidental Petroleum Corp.	3,798,339	292,206
Marathon Oil Corp.	3,194,351	170,483
Unocal Corp.	2,592,109	168,617
Amerada Hess Corp.	818,758	87,206

		6,090,192

Other Energy (2.9%)
Schlumberger Ltd.	5,619,191	426,721
Halliburton Co.	4,823,483	230,659
Devon Energy Corp.	4,518,226	228,984
Burlington Resources, Inc.	3,676,573	203,094
Apache Corp.	3,130,075	202,203
Valero Energy Corp.	2,448,548	193,705
Anadarko Petroleum Corp.	2,248,017	184,675
*Transocean Inc.	3,110,164	167,856
Baker Hughes, Inc.	3,231,255	165,311
EOG Resources, Inc.	2,281,756	129,604
XTO Energy, Inc.	3,442,408	117,007
Williams Cos., Inc.	5,444,310	103,442
*Nabors Industries, Inc.	1,418,652	85,999
Kerr-McGee Corp.	1,111,029	84,783
BJ Services Co.	1,544,631	81,062

11

500 Index Fund	Shares	Market Value^ (000)
Noble Corp.	1,295,625	$79,694
*National Oilwell Varco	1,640,929	78,010
Sunoco, Inc.	656,463	74,627
El Paso Corp.	6,147,413	70,818
Rowan Cos., Inc.	1,033,431	30,703
*Calpine Corp.	5,133,162	17,453
*Dynegy, Inc.	3,151,573	15,317

		2,971,727

Materials & Processing (3.4%)
E.I. du Pont de Nemours & Co.	9,500,210	408,604
Dow Chemical Co.	9,167,937	408,248
Alcoa Inc.	8,318,030	217,350
Newmont Mining Corp.
(Holding Co.)	4,253,041	165,996
Monsanto Co.	2,558,273	160,839
Weyerhaeuser Co.	2,335,657	148,665
Praxair, Inc.	3,085,161	143,769
International Paper Co.	4,678,056	141,324
Air Products &
Chemicals, Inc.	2,186,707	131,858
Masco Corp.	4,136,367	131,371
Archer-Daniels-Midland Co.	5,949,068	127,191
PPG Industries, Inc.	1,637,161	102,748
Phelps Dodge Corp.	923,922	85,463
Rohm & Haas Co.	1,840,504	85,289
Georgia Pacific Group	2,480,958	78,894
American Standard Cos., Inc.	1,704,058	71,434
Nucor Corp.	1,527,806	69,699
Ecolab, Inc.	2,095,154	67,799
Freeport-McMoRan
Copper & Gold, Inc. Class B	1,713,684	64,160
Vulcan Materials Co.	973,914	63,295
Sherwin-Williams Co.	1,194,573	56,252
Avery Dennison Corp.	969,592	51,350
MeadWestvaco Corp.	1,779,031	49,884
Fluor Corp.	826,375	47,591
Ashland, Inc.	639,914	45,991
Temple-Inland Inc.	1,186,461	44,077
Eastman Chemical Co.	766,885	42,294
*Sealed Air Corp.	798,628	39,764
Ball Corp.	1,051,042	37,795
United States Steel Corp.	1,086,864	37,356
Sigma-Aldrich Corp.	655,375	36,727
Engelhard Corp.	1,151,149	32,865
*Pactiv Corp.	1,424,282	30,736
Bemis Co., Inc.	1,022,396	27,134
Louisiana-Pacific Corp.	1,053,871	25,904
Allegheny Technologies Inc.	856,498	18,894
Great Lakes Chemical Corp.	492,101	15,486
*Hercules, Inc.	1,077,661	15,249

		3,529,345

Producer Durables (4.1%)
The Boeing Co.	7,881,090	520,152
United Technologies Corp.	9,763,047	501,332
Caterpillar, Inc.	3,258,922	310,608
Applied Materials, Inc.	15,679,196	253,689
Lockheed Martin Corp.	3,853,402	249,970
Emerson Electric Co.	3,974,244	248,907
Illinois Tool Works, Inc.	2,603,492	207,446
Northrop Grumman Corp.	3,424,682	189,214
Deere & Co.	2,351,026	153,969
Danaher Corp.	2,624,551	137,369
*Xerox Corp.	9,138,676	126,022
Ingersoll-Rand Co.	1,607,585	114,701
Pitney Bowes, Inc.	2,194,378	95,565
Pulte Homes, Inc.	1,131,532	95,332
*Agilent Technologies, Inc.	4,123,903	94,932
Centex Corp.	1,220,008	86,218
KLA-Tencor Corp.	1,877,690	82,055
Rockwell Collins, Inc.	1,698,172	80,969
*Lexmark International, Inc.	1,208,161	78,325
Parker Hannifin Corp.	1,146,269	71,080
Dover Corp.	1,943,788	70,715
KB HOME	794,813	60,589
Cooper Industries, Inc. Class A	885,463	56,581
Goodrich Corp.	1,150,457	47,123
W.W. Grainger, Inc.	796,051	43,616
Molex, Inc.	1,599,750	41,658
*Waters Corp.	1,120,351	41,643
*Thermo Electron Corp.	1,538,471	41,339
American Power
Conversion Corp.	1,730,667	40,826
Pall Corp.	1,186,839	36,032
Novellus Systems, Inc.	1,318,030	32,569
Cummins Inc.	416,056	31,042
*Teradyne, Inc.	1,868,719	22,369
*Andrew Corp.	1,550,404	19,783
Tektronix, Inc.	844,323	19,647
Molex, Inc. Class A	4,051	95

		4,303,482

Technology (13.5%)
Microsoft Corp.	95,833,756	2,380,511
Intel Corp.	58,875,224	1,534,288
*Cisco Systems, Inc.	60,951,368	1,164,781
International Business
Machines Corp.	15,387,126	1,141,725
*Dell Inc.	23,091,177	912,332
Hewlett-Packard Co.	27,528,451	647,194
*Oracle Corp.	42,171,060	556,658
QUALCOMM Inc.	15,580,406	514,309
Texas Instruments, Inc.	15,852,894	444,991
Motorola, Inc.	23,388,162	427,068

12

500 Index Fund	Shares	Market Value^ (000)
*EMC Corp.	22,916,475	$314,185
*Apple Computer, Inc.	7,858,307	289,264
*Corning, Inc.	13,822,189	229,725
General Dynamics Corp.	1,911,025	209,334
Raytheon Co.	4,313,218	168,733
*Symantec Corp.	6,784,391	147,493
Computer Associates
International, Inc.	5,076,056	139,490
Adobe Systems, Inc.	4,663,731	133,476
Analog Devices, Inc.	3,528,897	131,663
*Lucent Technologies, Inc.	42,252,739	122,955
*Sun Microsystems, Inc.	32,485,022	121,169
Maxim Integrated
Products, Inc.	3,127,907	119,517
Linear Technology Corp.	2,919,055	107,100
*Veritas Software Corp.	4,076,410	99,464
*Broadcom Corp.	2,791,153	99,114
*Network Appliance, Inc.	3,492,089	98,721
Electronic Data Systems Corp.	4,948,761	95,264
L-3 Communications
Holdings, Inc.	1,131,760	86,670
Xilinx, Inc.	3,345,847	85,319
Rockwell Automation, Inc.	1,665,595	81,131
*Intuit, Inc.	1,768,350	79,770
*Computer Sciences Corp.	1,755,812	76,729
Autodesk, Inc.	2,180,803	74,954
National Semiconductor Corp.	3,329,362	73,346
*Altera Corp.	3,544,403	70,250
*Freescale Semiconductor, Inc.
Class B	3,113,163	65,937
*Advanced Micro Devices, Inc.	3,766,754	65,316
*NCR Corp.	1,781,584	62,569
*Affiliated Computer
Services, Inc. Class A	1,205,918	61,622
*Micron Technology, Inc.	5,864,346	59,875
*Jabil Circuit, Inc.	1,755,859	53,958
Scientific-Atlanta, Inc.	1,454,454	48,390
*Comverse Technology, Inc.	1,911,441	45,206
Siebel Systems, Inc.	4,931,180	43,888
*NVIDIA Corp.	1,612,594	43,089
*Avaya Inc.	4,550,903	37,864
*BMC Software, Inc.	2,109,016	37,857
*Tellabs, Inc.	4,278,325	37,221
Applera Corp.-Applied
Biosystems Group	1,883,417	37,047
*Solectron Corp.	9,275,604	35,155
*Citrix Systems, Inc.	1,613,447	34,947
*Mercury Interactive Corp.	826,614	31,709
*LSI Logic Corp.	3,701,143	31,423
*Sanmina-SCI Corp.	5,014,279	27,428
*QLogic Corp.	867,436	26,778
*Compuware Corp.	3,706,263	26,648
*ADC Telecommunications, Inc.	1,102,690	24,006
PerkinElmer, Inc.	1,232,589	23,296
Symbol Technologies, Inc.	2,310,188	22,802
*Novell, Inc.	3,634,083	22,531
*JDS Uniphase Corp.	13,816,333	21,001
*Unisys Corp.	3,232,806	20,464
*Parametric Technology Corp.	2,591,783	16,536
*PMC Sierra Inc.	1,720,950	16,056
*Freescale Semiconductor, Inc.
Class A	719,000	15,106
*CIENA Corp.	5,500,596	11,496
*Gateway, Inc.	2,840,659	9,374
*Applied Micro Circuits Corp.	2,934,985	7,514
*Enterasys Networks, Inc.	4,706	4

		14,102,806

Utilities (7.3%)
Verizon Communications Inc.	26,391,965	911,842
SBC Communications Inc.	31,503,629	748,211
*Comcast Corp. Class A	19,220,453	590,068
BellSouth Corp.	17,463,409	464,003
Sprint Corp.	14,113,012	354,095
*Nextel Communications, Inc.	10,733,351	346,795
Exelon Corp.	6,381,852	327,580
Duke Energy Corp.	8,838,541	262,770
Southern Co.	7,098,943	246,120
Dominion Resources, Inc.	3,247,492	238,333
ALLTEL Corp.	3,119,359	194,274
TXU Corp.	2,285,887	189,934
FPL Group, Inc.	3,738,309	157,233
Entergy Corp.	2,021,868	152,752
FirstEnergy Corp.	3,145,798	151,344
AT&T Corp.	7,641,353	145,491
Public Service
Enterprise Group, Inc.	2,276,809	138,476
American Electric
Power Co., Inc.	3,662,522	135,037
PG&E Corp.	3,529,720	132,506
Edison International	3,107,405	126,005
Consolidated Edison Inc.	2,318,543	108,601
PPL Corp.	1,809,732	107,462
Progress Energy, Inc.	2,371,778	107,299
Ameren Corp.	1,939,030	107,228
*AES Corp.	6,229,590	102,041
Constellation
Energy Group, Inc.	1,693,152	97,678
Sempra Energy	2,281,973	94,268
Kinder Morgan, Inc.	1,034,939	86,107
Cinergy Corp.	1,891,500	84,777
DTE Energy Co.	1,661,194	77,694
Xcel Energy, Inc.	3,836,502	74,889

13

500 Index Fund	Shares	Market Value^ (000)
KeySpan Corp.	1,650,083	$67,158
NiSource, Inc.	2,592,710	64,118
*Qwest Communications
International Inc.	15,953,567	59,188
*Comcast Corp.
Special Class A	1,814,271	54,337
Citizens Communications Co.	3,250,623	43,688
CenturyTel, Inc.	1,252,913	43,388
Pinnacle West Capital Corp.	938,722	41,726
*Allegheny Energy, Inc.	1,551,342	39,125
TECO Energy, Inc.	1,974,751	37,343
CenterPoint Energy Inc.	2,772,528	36,625
*CMS Energy Corp.	2,088,051	31,446
NICOR Inc.	419,743	17,281
Peoples Energy Corp.	361,016	15,690

		7,612,026

Other (5.2%)
General Electric Co.	101,154,444	3,505,002
Tyco International Ltd.	19,261,475	562,435
3M Co.	7,339,810	530,668
Honeywell International Inc.	8,135,743	298,012
Fortune Brands, Inc.	1,387,127	123,177
Johnson Controls, Inc.	1,831,502	103,169
Textron, Inc.	1,286,680	97,595
Eaton Corp.	1,437,294	86,094
ITT Industries, Inc.	880,173	85,931
Brunswick Corp.	926,030	40,116

		5,432,199

TOTAL COMMON STOCKS
(Cost $76,798,627)		103,856,009

TEMPORARY CASH INVESTMENTS (0.6%)(1)

Money Market Fund (0.6%)
Vanguard Market Liquidity
Fund, 3.139%**	197,310,047	197,310
Vanguard Market Liquidity
Fund, 3.139%**--Note E	446,073,500	446,074

		643,384

	Face
	Amount
	(000)

U.S. Agency Obligation (0.0%)
Federal Home Loan Mortgage Corp.+
(2)3.002%, 7/19/2005	$30,000	29,953

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $673,337)		673,337

TOTAL INVESTMENTS (100.4%)
(Cost $77,471,964)		104,529,346

OTHER ASSETS AND LIABILITIES (-0.4%)
Other Assets--Note B		$316,295
Liabilities--Note E		(749,250)

		(432,955)

NET ASSETS (100%)		$104,096,391

•See Note A in Notes to Financial Statements.
*Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)Securities with a value of $29,953,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.

AT JUNE 30, 2005, NET ASSETS CONSISTED OF:

Amount (000)

Paid-in Capital	$82,137,391
Overdistributed Net Investment Income	(75,436)
Accumulated Net Realized Losses	(5,020,427)
Unrealized Appreciation (Depreciation)
Investment Securities	27,057,382
Futures Contracts	(2,519)

NET ASSETS	$104,096,391

Investor Shares--Net Assets
Applicable to 726,515,377 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$79,782,029

NET ASSET VALUE PER SHARE--
INVESTOR SHARES	$109.81

Admiral Shares--Net Assets
Applicable to 221,403,594 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$24,314,362

NET ASSET VALUE PER SHARE--
ADMIRAL SHARES	$109.82

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

14

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by the fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

500 Index Fund Six Months Ended June 30, 2005 (000)

INVESTMENT INCOME
Income
Dividends	931,462
Interest	4,982
Security Lending	1,434

Total Income	937,878

Expenses
The Vanguard Group--Note B
Investment Advisory Services	527
Management and Administrative
Investor Shares	64,556
Admiral Shares	8,228
Marketing and Distribution
Investor Shares	6,070
Admiral Shares	1,597
Custodian Fees	146
Shareholders' Reports
Investor Shares	827
Admiral Shares	11
Trustees' Fees and Expenses	93

Total Expenses	82,055

NET INVESTMENT INCOME	855,823

REALIZED NET GAIN (LOSS)

Investment Securities Sold	272,085
Futures Contracts	3,077

REALIZED NET GAIN (LOSS)	275,162

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities	(2,057,924)
Futures Contracts	(6,519)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	(2,064,443)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(933,458)

15

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund’s net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

	500 Index Fund
	Six Months Ended June 30, 2005 (000)	Year Ended Dec. 31, 2004 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$855,823	$1,846,389
Realized Net Gain (Loss)	275,162	313,365
Change in Unrealized Appreciation (Depreciation)	(2,064,443)	8,146,728

Net Increase (Decrease) in Net Assets
Resulting from Operations	(933,458)	10,306,482

Distributions
Net Investment Income
Investor Shares	(626,944)	(1,460,061)
Admiral Shares	(191,068)	(394,953)
Realized Capital Gain
Investor Shares	--	--
Admiral Shares	--	--

Total Distributions	(818,012)	(1,855,014)

Capital Share Transactions--Note F
Investor Shares	(2,985,117)	2,117,417
Admiral Shares	2,254,264	2,569,616

Net Increase (Decrease) from
Capital Share Transactions	(730,853)	4,687,033

Total Increase (Decrease)	(2,482,323)	13,138,501

Net Assets
Beginning of Period	106,578,714	93,440,213

End of Period	$104,096,391	$106,578,714

16

FINANCIAL HIGHLIGHTS

This table summarizes the fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

500 Index Fund Investor Shares

	Six Months Ended June 30,	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$111.64	$102.67	$81.15	$105.89	$121.86	$135.33

Investment Operations
Net Investment Income	.89	1.95*	1.44	1.32	1.260	1.29
Net Realized and Unrealized Gain (Loss)
on Investments	(1.87)	8.97	21.51	(24.70)	(15.955)	(13.46)

Total from Investment Operations	(.98)	10.92	22.95	(23.38)	(14.695)	(12.17)

Distributions
Dividends from Net Investment Income	(.85)	(1.95)	(1.43)	(1.36)	(1.275)	(1.30)
Distributions from Realized Capital Gains	--	--	--	--	--	--

Total Distributions	(.85)	(1.95)	(1.43)	(1.36)	(1.275)	(1.30)

Net Asset Value, End of Period	$109.81	$111.64	$102.67	$81.15	$105.89	$121.86

Total Return**	-0.87%	10.74%	28.50%	-22.15%	-12.02%	-9.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$79,782	$84,167	$75,342	$56,224	$73,151	$88,240
Ratio of Total Expenses to
Average Net Assets	0.18%+	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.63%+	1.86%*	1.61%	1.43%	1.14%	0.98%
Portfolio Turnover Rate++	4%+	3%	1%	6%	3%	7%

*Net investment income per share and the ratio of net investment income to average net assets include $0.32 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
**Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
† Annualized.
†† Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

17

FINANCIAL HIGHLIGHTS (CONTINUED)

500 Index Fund Admiral Shares

	Six Months Ended June 30,	Year Ended December 31,				Nov. 13* to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$111.64	$102.68	$81.15	$105.89	$121.87	$124.88

Investment Operations
Net Investment Income	.948	2.03**	1.507	1.374	1.313	.179
Net Realized and Unrealized Gain (Loss)
on Investments	(1.870)	8.97	21.510	(24.700)	(15.955)	(2.808)

Total from Investment Operations	(.922)	11.00	23.017	(23.326)	(14.642)	(2.629)

Distributions
Dividends from Net Investment Income	(.898)	(2.04)	(1.487)	(1.414)	(1.338)	(.381)
Distributions from Realized Capital Gains	--	--	--	--	--	--

Total Distributions	(.898)	(2.04)	(1.487)	(1.414)	(1.338)	(.381)

Net Asset Value, End of Period	$109.82	$111.64	$102.68	$81.15	$105.89	$121.87

Total Return	-0.82%	10.82%	28.59%	-22.10%	-11.98%	-2.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,314	$22,412	$18,098	$11,922	$13,863	$8,237
Ratio of Total Expenses to
Average Net Assets	0.09%+	0.09%	0.12%	0.12%	0.12%	0.12%+
Ratio of Net Investment Income to
Average Net Assets	1.73%+	1.96%**	1.67%	1.50%	1.22%	1.03%+
Portfolio Turnover Rate++	4%+	3%	1%	6%	3%	7%

*Inception.
**Net investment income per share and the ratio of net investment income to average net assets include $0.32 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
† Annualized.
†† Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

18

NOTES TO FINANCIAL STATEMENTS

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in

19

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2005, the fund had contributed capital of $13,221,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 13.22% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C . Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2005, the fund realized $855,077,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2004, the fund had available realized losses of $4,432,900,000 to offset future net capital gains of $193,358,000 through December 31, 2008, $890,248,000 through December 31, 2009, $3,087,963,000 through December 31, 2010, $145,498,000 through December 31, 2011, $44,874,000 through December 31, 2012, and $70,959,000 through December 31, 2013. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2005; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2005, net unrealized appreciation of investment securities for tax purposes was $27,057,382,000, consisting of unrealized gains of $35,497,946,000 on securities that had risen in value since their purchase and $8,440,564,000 in unrealized losses on securities that had fallen in value since their purchase. At June 30, 2005, the aggregate settlement value of open futures contracts expiring in September 2005 and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	728	$217,581	($2,497)
E-mini S&P 500 Index	52	3,108	(22)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2005, the fund purchased $2,977,594,000 of investment securities and sold $3,494,670,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker/dealers at June 30, 2005, was $405,640,000, for which the fund received cash collateral of $446,074,000.

20

F. Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Investor Shares
Issued	$5,846,430	53,420	$13,187,913	125,964
Issued in Lieu of Cash Distributions	596,568	5,480	1,386,492	13,013
Redeemed	(9,428,115)	(86,309)	(12,456,988)	(118,858)

Net Increase (Decrease)--Investor Shares	(2,985,117)	(27,409)	2,117,417	20,119

Admiral Shares
Issued	4,080,062	37,288	5,194,097	49,523
Issued in Lieu of Cash Distributions	160,904	1,477	332,619	3,121
Redeemed	(1,986,702)	(18,106)	(2,957,100)	(28,162)

Net Increase (Decrease)--Admiral Shares	2,254,264	20,659	2,569,616	24,482

21

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2005
500 Index Fund	Beginning Account Value 12/31/2004	Ending Account Value 6/30/2005	Expenses Paid During Period*

Based on Actual Fund Return
Investor Shares	$1,000.00	$991.30	$0.89
Admiral Shares	1,000.00	991.83	0.44

Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.90	$0.90
Admiral Shares	1,000.00	1,024.35	0.45

*The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.18% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

22

TRUSTEES RENEW ADVISORY ARRANGEMENT

The board of trustees of Vanguard 500 Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

NATURE, EXTENT, AND QUALITY OF SERVICES

The board considered the quality of the fund’s investment management over both short-and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985 and oversees more than $600 billion in assets (stocks and bonds). Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

INVESTMENT PERFORMANCE

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its relevant benchmark and peer group. The board noted that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s performance, including some of the data considered by the board, can be found in the “Performance Summary” section of this report.

COST

The fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the “About Your Fund’s Expenses” section of this report as well as in the “Financial Statements” section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

THE BENEFIT OF ECONOMIES OF SCALE

The board of trustees concluded that Vanguard 500 Index Fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

23

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (133)	Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES
Charles D. Ellis (1937) January 2001	Trustee (133)	Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta (1945) December 2001**	Trustee (133)	Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (133)	Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (130)	Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund) (since November 2001), Vanguard Group (Ireland) Limited (investment management) (since November 2001), BKF Capital (investment management), The Jeffrey Co. (holding company), and CareGain, Inc. (health care management).

André F. Perold (1952) December 2004	Trustee (133)	George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers. Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (133)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (133)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

EXECUTIVE OFFICERS*
R. Gregory Barton (1951) June 2001	Secretary (133)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies served by The Vanguard Group since June 2001.

Thomas J. Higgins (1957) July 1998	Treasurer (133)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
**	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.

John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600
Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, and the ship logo are trademarks of The Vanguard Group, Inc. S&P 500 ®, Standard & Poor’s 500, and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the funds.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information

This report is intended for the fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online. You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 800- 662-2739. They are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-942- 8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549–0102.

World Wide Web
www.vanguard.com

Fund Information
800-662-7447

Direct Investor
Account Services
800-662-2739

Institutional Investor
Services
800-523-1036

Text Telephone
800-952-3335

© 2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q402 082005

Vanguard® U.S. Stock Index Funds

Small-Capitalization Portfolios

June 30, 2005

CONTENTS

  1 CHAIRMAN'S LETTER
  7 FUND PROFILES
10 GLOSSARY OF INVESTMENT TERMS
11 PERFORMANCE SUMMARIES
13 FINANCIAL STATEMENTS
42 ABOUT YOUR FUND'S EXPENSES
44 ADVISORY AGREEMENT
45 ADVANTAGES OF VANGUARD.COM

SUMMARY

• For the six months ended June 30, 2005, the Investor Shares of Vanguard’s three small-capitalization index funds posted returns that ranged from 0.0% to 1.7%.
• Value shares did best across all market capitalizations.
• Among smaller stocks, energy-related shares did well, while technology shares disappointed.

VANGUARD’S PLEDGE TO CLIENTS

We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do.

We will:

• Put your interests first at all times.
• Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.
• Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.
• Communicate candidly not only about the rewards of investing but also about the risks and costs.
• Maintain highly effective controls to safeguard your assets and protect your confidential information.
• Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

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Small-Cap Index Fund
Small-Cap Growth Index Fund
Small-Cap Value Index Fund

CHAIRMAN’S LETTER

Dear Shareholder,

During the first six months of 2005, U.S. stock prices advanced very little, if at all. The Investor Shares of Vanguard Small-Cap Index Fund, Small-Cap Growth Index Fund, and Small-Cap Value Index Fund posted returns of 0.9%, 0.0%, and 1.7%, respectively.

All three funds satisfied their objective of closely tracking their respective indexes. Though returns were meager for the period, all three funds also outperformed their peer-group averages.

The table at left shows the total returns for the funds’ share classes, their target indexes, and their average mutual fund peers. The funds’ starting and ending share prices, together with any distributions to shareholders in the period, are shown on page 5.

Total Returns	Six Months Ended June 30, 2005

Vanguard Small-Cap Index Fund
Investor Shares	0.9%
Admiral Shares	0.9
Institutional Shares	0.9
VIPER Shares
Market Price	1.0
Net Asset Value	0.9
MSCI US Small Cap 1750 Index	0.9
Average Small-Cap Core Fund*	-0.1

Vanguard Small-Cap Growth Index Fund
Investor Shares	0.0%
Institutional Shares	0.1
VIPER Shares
Market Price	0.1
Net Asset Value	0.1
MSCI US Small Cap Growth Index	0.0
Average Small-Cap Growth Fund*	-1.7

Vanguard Small-Cap Value Index Fund
Investor Shares	1.7%
Institutional Shares	1.9
VIPER Shares
Market Price	1.9
Net Asset Value	1.8
MSCI US Small Cap Value Index	1.8
Average Small-Cap Value Fund*	0.7

*Derived from data provided by Lipper Inc.

STOCKS MADE LITTLE HEADWAY

Following a formidable rally to close out 2004, U.S. stocks at different times stumbled and surged during the first half of 2005, but the net effect was a flat finish for the broad market, as measured by the Dow Jones Wilshire 5000 Composite Index.

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Investors were cheered as home-buying activity remained high, knowing that new homeowners fuel the economy by buying appliances and other home furnishings. But the market also faced crosscurrents: rising short-term interest rates and gas prices (which can curtail consumer spending); slower corporate profit growth; and mounting trade and budget deficits. Some analysts wondered if even the home-buying spree was a problem, given signs that some buyers were speculating on real estate.

Admiral™ Shares

A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Institutional Shares

This class of shares carries even lower expenses and is available for a minimum investment of $5 million.

VIPER® Shares

Traded on the American Stock Exchange, VIPERs® (U.S. Pat. No. 6,879,964 B2) are available only through brokers. The table on page 1 shows VIPER returns based on both the AMEX market price and the net asset value for a share.

Market Barometer	Total Returns Periods Ended June 30, 2005
	Six Months	One Year	Five Years*

Stocks
Russell 1000 Index (Large-caps)	0.1%	7.9%	-1.9%
Russell 2000 Index (Small-caps)	-1.3	9.4	5.7
Dow Jones Wilshire 5000 Index	0.0	8.4	-1.3
(Entire market)
MSCI All Country World Index
ex USA (International)	0.3	17.0	0.8

Bonds
Lehman Aggregate Bond Index	2.5%	6.8%	7.4%
(Broad taxable market)
Lehman Municipal Bond Index	2.9	8.2	6.9
Citigroup 3-Month Treasury Bill Index	1.3	2.0	2.5
CPI

Consumer Price Index	2.2%	2.5%	2.4%

*Annualized

Value stocks—those with prices below average, given the companies’ book value and other criteria—prolonged their five-year roll of outperforming growth stocks, which dominated the market in the late 1990s. According to indexes maintained by Frank Russell Company, returns for large-capitalization stocks topped those of the market’s smaller companies, a reversal of recent trends. But according to Morgan Stanley Capital International, whose indexes the Vanguard small-cap index funds track, smaller shares did better. International stocks outperformed their U.S. counterparts; however, a strengthening dollar wiped out most of that edge for U.S. investors. The dollar rallied as the gap between short-term interest rates in the United States and in Europe widened.

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THE BOND MARKET’S DICHOTOMY PERSISTED

The Lehman Brothers Aggregate Bond Index, which reflects the taxable investment-grade bond market, posted a 2.5% return during the six months. U.S. government and municipal issues performed best, while corporate securities matched the index return and mortgage-backed debt trailed.

Annualized Expense Ratios:* Your fund compared with its peer group
Expense Ratio

Vanguard Small-Cap Index Fund
Investor Shares	0.23%
Admiral Shares	0.13
Institutional Shares	0.08
VIPER Shares	0.11

Average Small-Cap Core Fund	1.73
Vanguard Small-Cap Growth Index Fund
Investor Shares	0.23%
Institutional Shares	0.08
VIPER Shares	0.14

Average Small-Cap Growth Fund	1.71
Vanguard Small-Cap Value Fund
Investor Shares	0.23%
Institutional Shares	0.08
VIPER Shares	0.13

Average Small-Cap Value Fund	1.62

*Fund expense ratios reflect the six months ended June 30, 2005. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2004.

The Federal Reserve Board raised the target federal funds rate in four equal steps, leaving it at 3.25% at the end of the period. The yield of the 3-month U.S. Treasury bill moved in sync, closing the period at 3.12%. Long-term rates didn’t follow, as bond prices were propped up by demand for the securities from foreign buyers and pension funds. The yield of the 10-year Treasury note finished the period at 3.91%, a drop of 31 basis points (0.31 percentage point) over the six months. The yield of the 30-year Treasury bond fell 64 basis points to 4.19%.

SMALLER STOCKS RECORDED ONLY MODEST GAINS

Two years of exceptional returns for small-cap stocks came to a halt during the first half of 2005, and, at least according to the MSCI indexes, the underperformance of larger stocks narrowed significantly. Two of the three small-cap index funds delivered positive returns for shareholders; the third finished essentially flat. As is typically the case, the Small-Cap Index Fund, which includes growth and value stocks, posted a return that was roughly midway between the returns of the two style-based portfolios.

Within the three small-cap index funds, most industry sectors saw only modest gains. Most of the Small-Cap Index Fund’s half-year returns (+0.9% for Investor Shares) came from solid

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contributions in three sectors: consumer discretionary, utilities, and “other energy.” However, financial services and technology issues, which together made up about one-third of the target index, turned in poor results.

Within the Small-Cap Growth Index Fund, sector performance was very similar to that of the Small-Cap Index Fund, with utilities shares, consumer discretionary issues, and “other energy” stocks—largely exploration, production, and service-related companies—among the top performers. Health care stocks—which accounted for roughly 20% of the fund’s holdings—made only a modest contribution to overall return. Technology and financial services stocks were the fund’s largest detractors.

The Small-Cap Value Index Fund’s returns (+1.7% for Investor Shares) topped those of the fund’s growth-oriented sibling. The fund saw strong contributions from the utilities and “other energy” sectors. Financial services stocks, the largest sector in the index, provided modest returns that helped to buoy the fund during the period.

DIVERSIFICATION REMAINS KEY TO LONG-TERM SUCCESS

The last several years provide an object lesson to investors about the enduring value of diversification. For example, throughout much of the 1990s, when U.S. stocks were booming, it was difficult to persuade some investors to diversify their portfolios with either bonds or international stocks. Then domestic stocks tumbled during the 2000–2002 bear market, and bonds excelled. Such asynchronous ups and downs suggest that, over time, a prudent strategy is to be well diversified across asset classes.

Investors enhance their ability to meet their long-term goals by sticking with a program balanced among stock, bond, and money market investments in proportions that fit their goals, time horizon, and tolerance for risk. At Vanguard, we believe that staying faithful to such a strategy—rather than listening to the “noise” created by short-term market fluctuations—will give you the best chance of reaching your financial goals. If you continue to adhere to these

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fundamentals in your investment plan, you’ll be positioned to benefit for the long term.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JULY 15, 2005

Your Fund's Performance at a Glance			December 31, 2004--June 30, 2005 Distributions Per Share
	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Small-Cap Index Fund
Investor Shares	$26.83	$27.06	$0.002	$0.000
Admiral Shares	26.83	27.07	0.003	0.000
Institutional Shares	26.84	27.09	0.004	0.000
VIPER Shares	56.05	56.57	0.005	0.000

Small-Cap Growth Index Fund
Investor Shares	$15.16	$15.16	$0.000	$0.000
Institutional Shares	15.18	15.20	0.000	0.000
VIPER Shares	53.95	53.98	0.000	0.000

Small-Cap Value Index Fund
Investor Shares	$13.97	$14.21	$0.002	$0.000
Institutional Shares	13.99	14.25	0.002	0.000
VIPER Shares	58.31	59.34	0.008	0.000

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Small-Cap Index Fund VIPER Shares Premium/Discount: January 26, 2004*--June 30, 2005
	Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
Basis Point Differential**	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days

0-24.9	118	32.59%	229	63.25%
25-49.9	1	0.28	11	3.04
50-74.9	0	0.00	0	0.00
75-100.0	0	0.00	1	0.28
>100.0	1	0.28	1	0.28

Total	120	33.15%	242	66.85%

Small-Cap Growth Index Fund VIPER Shares Premium/Discount: January 26, 2004*--June 30, 2005
	Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
Basis Point Differential**	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days

0-24.9	109	30.11%	227	62.71%
25-49.9	1	0.28	12	3.31
50-74.9	0	0.00	1	0.28
75-100.0	0	0.00	2	0.55
>100.0	2	0.55	8	2.21

Total	112	30.94%	250	69.06%

Small-Cap Value Index Fund VIPER Shares Premium/Discount: January 26, 2004*--June 30, 2005
	Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
Basis Point Differential**	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days

0-24.9	129	35.63%	217	59.94%
25-49.9	1	0.28	14	3.87
50-74.9	0	0.00	1	0.28
75-100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00

Total	130	35.91%	232	64.09%

*Inception
**One basis point equals 1/100th of 1%

6

FUND PROFILES

As of 6/30/2005 These Profiles provide a snapshot of each fund’s characteristics, compared where indicated with the fund’s target index and a broad market index. Key terms are defined on page 10.

SMALL-CAP INDEX FUND

Portfolio Characteristics
	Fund	Target Index*	Broad Index**

Number of Stocks	1,765	1,751	4,937
Median Market Cap	$1.5B	$1.5B	$25.0B
Price/Earnings Ratio	22.6x	22.6x	21.7x
Price/Book Ratio	2.4x	2.4x	2.8x
Yield	1.3%	1.6%
Investor Shares	1.1%
Admiral Shares	1.2%
Institutional Shares	1.2%
VIPER Shares	1.2%
Return on Equity	11.4%	11.4%	18.3%
Earnings Growth Rate	10.3%	10.3%	9.7%
Foreign Holdings	0.3%	0.3%	1.1%
Turnover Rate	15%†	--	--
Expense Ratio	--	--
Investor Shares	0.23%†
Admiral Shares	0.13%†
Institutional Shares	0.08%†
VIPER Shares	0.11%†
Short-Term Reserves	0%	--	--

Volatility Measures
	Fund	Spliced Index††	Fund	Broad Index**

R-Squared	1.00	1.00	0.84	1.00
Beta	1.00	1.00	1.20	1.00

Sector Diversification (% of portfolio)
	Fund	Target Index*	Broad Index**

Auto & Transportation	5%	4%	2%
Consumer Discretionary	18	19	16
Consumer Staples	2	2	7
Financial Services	25	24	22
Health Care	11	11	13
Integrated Oils	0	0	4
Other Energy	5	6	4
Materials & Processing	8	8	4
Producer Durables	8	8	5
Technology	11	11	12
Utilities	6	6	7
Other	1	1	4

Ten Largest Holdings (% of total net assets)

NII Holdings Inc.	0.3%
(telecommunications services)
AmeriCredit Corp.	0.2
(financial services)
Western Wireless Corp.	0.2
(telecommunications services)
Reliant Energy, Inc.	0.2
(electric utilities)
SpectraSite, Inc.	0.2
(telecommunications services)
Ryland Group, Inc.	0.2
(construction)
American Capital Strategies, Ltd.	0.2
(financial services)
Allegheny Energy, Inc.	0.2
(energy & utilities)
Southwestern Energy Co.	0.2
(energy & utilities)
Arch Coal, Inc.	0.2
(metals & mining)

Top Ten	2.1%

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

*MSCI US Small Cap 1750 Index.
**Dow Jones Wilshire 5000 Index.
†Annualized.
†† Russell 2000 Index through May 16, 2003;
MSCI US Small Cap 1750 Index thereafter.

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FUND PROFILES (CONTINUED)

SMALL-CAP GROWTH INDEX FUND

Portfolio Characteristics
	Fund	Target Index*	Broad Index**

Number of Stocks	1,008	1,004	4,937
Median Market Cap	$1.5B	$1.5B	$25.0B
Price/Earnings Ratio	27.8x	27.9x	21.7x
Price/Book Ratio	3.4x	3.4x	2.8x
Yield	0.3%	1.6%
Investor Shares	0.1%
Institutional Shares	0.2%
VIPER Shares	0.2%
Return on Equity	12.1%	12.2%	18.3%
Earnings Growth Rate	18.2%	18.2%	9.7%
Foreign Holdings	0.2%	0.2%	1.1%
Turnover Rate	35%†	--	--
Expense Ratio	--	--
Investor Shares	0.23%†
Institutional Shares	0.08%†
VIPER Shares	0.14%†
Short-Term Reserves	0%	--	--

Volatility Measures
	Fund	Spliced Index††	Fund	Broad Index**

R-Squared	1.00	1.00	0.75	1.00
Beta	1.01	1.00	1.06	1.00

Sector Diversification (% of portfolio)
	Fund	Target Index*	Broad Index**

Auto & Transportation	5%	4%	2%
Consumer Discretionary	25	25	16
Consumer Staples	2	2	7
Financial Services	9	10	22
Health Care	20	20	13
Integrated Oils	0	0	4
Other Energy	7	7	4
Materials & Processing	4	4	4
Producer Durables	8	9	5
Technology	16	17	12
Utilities	3	2	7
Other	1	0	4

Ten Largest Holdings (% of total net assets)

NII Holdings Inc.	0.5%
(telecommunications services)
Western Wireless Corp.	0.5
(telecommunications services)
SpectraSite, Inc.	0.5
(telecommunications services)
Southwestern Energy Co.	0.4
(energy & utilities)
Catellus Development Corp. REIT	0.4
(real estate)
Affymetrix, Inc.	0.4
(pharmaceuticals)
Grant Prideco, Inc.	0.4
(energy & utilities)
O'Reilly Automotive, Inc.	0.4
(retail)
Renal Care Group, Inc.	0.4
(health care)
Activision, Inc.	0.4
(computer software)

Top Ten	4.3%

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

*MSCI US Small Cap Growth Index.
**Dow Jones Wilshire 5000 Index.
†Annualized.
†† S&P SmallCap 600/Barra Growth Index through May 16, 2003;
MSCI US Small Cap Growth Index thereafter.

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SMALL-CAP VALUE INDEX FUND

Portfolio Characteristics
	Fund	Target Index*	Broad Index**

Number of Stocks	968	957	4,937
Median Market Cap	$1.5B	$1.5B	$25.0B
Price/Earnings Ratio	19.0x	19.1x	21.7x
Price/Book Ratio	1.8x	1.8x	2.8x
Yield	2.2%	1.6%
Investor Shares	2.1%
Institutional Shares	2.2%
VIPER Shares	2.2%
Return on Equity	10.8%	10.8%	18.3%
Earnings Growth Rate	5.0%	5.0%	9.7%
Foreign Holdings	0.3%	0.3%	1.1%
Turnover Rate	28%†	--	--
Expense Ratio	--	--
Investor Shares	0.23%†
Institutional Shares	0.08%†
VIPER Shares	0.13%†
Short-Term Reserves	0%	--	--

Volatility Measures
	Fund	Spliced Index††	Fund	Broad Index**

R-Squared	1.00	1.00	0.78	1.00
Beta	1.01	1.00	1.09	1.00

Sector Diversification (% of portfolio)
	Fund	Target Index*	Broad Index**

Auto & Transportation	4%	5%	2%
Consumer Discretionary	13	14	16
Consumer Staples	2	2	7
Financial Services	40	38	22
Health Care	2	2	13
Integrated Oils	0	0	4
Other Energy	3	4	4
Materials & Processing	12	12	4
Producer Durables	7	7	5
Technology	6	5	12
Utilities	10	10	7
Other	1	1	4

Ten Largest Holdings (% of total net assets)

AmeriCredit Corp.	0.5%
(financial services)
Reliant Energy, Inc.	0.5
(electric utilities)
American Capital Strategies, Ltd.	0.4
(financial services)
Arch Coal, Inc.	0.4
(metals & mining)
Mills Corp. REIT	0.4
(real estate)
Conseco, Inc.	0.4
(insurance)
United Dominion Realty Trust REIT	0.4
(real estate)
Martin Marietta Materials, Inc.	0.4
(construction)
CMS Energy Corp.	0.4
(energy & utilities)
ONEOK, Inc.	0.4
(energy & utilities)

Top Ten	4.2%

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

*MSCI US Small Cap Value Index.
**Dow Jones Wilshire 5000 Index.
†Annualized.
††S&P SmallCap 600/Barra Value Index through May 16, 2003;
MSCI US Small Cap Value Index thereafter.

Visit our website at Vanguard.com
for regularly updated fund information.

9

GLOSSARY OF INVESTMENT TERMS

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

10

PERFORMANCE SUMMARIES

As of 6/30/2005 All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

SMALL-CAP INDEX FUND

Fiscal-Year Total Returns (%) December 31, 1994–June 30, 2005

 *Russell2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.
**Six months ended June 30, 2005.
Note: See Financial Highlights tables on pages 27–30 for dividend and capital gains information.

Average Annual Total Returns for periods ended June 30, 2005
		One	Five	Ten Years
	Inception Date	Year	Years	Capital	Income	Total

Small-Cap Index Fund
Investor Shares*	10/3/1960	12.33%	6.43%	9.58%	1.28%	10.86%
Admiral Shares	11/13/2000	12.40	8.90**	--	--	--
Institutional Shares	7/7/1997	12.49	6.60	7.07**	1.37**	8.44**
VIPER Shares	1/26/2004
Market Price	12.61	8.78**	--	--	--
Net Asset Value	12.40	8.92**	--	--	--

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000. **Return since inception.

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PERFORMANCE SUMMARIES (CONTINUED)

SMALL-CAP GROWTH INDEX FUND

Fiscal-Year Total Returns (%) May 21, 1998–June 30, 2005

*S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.
**Six months ended June 30, 2005.
Note: See Financial Highlights tables on pages 31–33 for dividend and capital gains information.

SMALL-CAP VALUE INDEX FUND

Fiscal-Year Total Returns (%) May 21, 1998–June 30, 2005

*S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter. **Six months ended June 30, 2005.
Note: See Financial Highlights tables on pages 34–36 for dividend and capital gains information.

Average Annual Total Returns for periods ended June 30, 2005
		One	Five	Since Inception
	Inception Date	Year	Years	Capital	Income	Total

Small-Cap Growth Index Fund
Investor Shares*	5/21/1998	8.28%	5.25%	6.75%	0.21%	6.96%
Institutional Shares	5/24/2000	8.46	5.42	7.59	0.27	7.86
VIPER Shares	1/26/2004
Market Price	8.57	4.42**	--	--	--
Net Asset Value	8.33	4.52**	--	--	--

Small-Cap Value Index Fund
Investor Shares*	5/21/1998	16.28%	14.29%	7.96%	1.12%	9.08%
Institutional Shares	12/7/1999	16.38	14.47	13.04	1.49	14.53
VIPER Shares	1/26/2004
Market Price	16.53	13.16**	--	--	--
Net Asset Value	16.27	13.27**	--	--	--

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000. **Return since inception.

12

As of 6/30/2005 FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF NET ASSETS—INVESTMENTS SUMMARY

This Statement summarizes each fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s Net Assets. The total value of smaller holdings is reported as a single amount within each category. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement you will find a table displaying the composition of the fund’s net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website; Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Small-Cap Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets

COMMON STOCKS

Auto & Transportation
*Yellow Roadway Corp.	363,452	$18,463	0.2%
BorgWarner, Inc.	334,605	17,958	0.2%
OshkoshTruck Corp.	211,317	16,542	0.2%
**Other--Auto & Transportation		375,641	3.9%

		428,604	4.5%

Consumer Discretionary
*O'Reilly Automotive, Inc.	626,766	18,684	0.2%
*Activision, Inc.	1,105,084	18,256	0.2%
The Corporate Executive Board Co.	232,223	18,190	0.2%
*Urban Outfitters, Inc.	290,640	16,476	0.2%
**Other--Consumer Discretionary		1,692,630	17.7%

		1,764,236	18.5%

Consumer Staples
**Other--Consumer Staples		168,838	1.8%

Financial Services
*AmeriCredit Corp.	904,794	23,072	0.2%
American Capital Strategies, Ltd.	588,956	21,267	0.2%
Catellus Development Corp. REIT	615,611	20,192	0.2%
Mills Corp. REIT	326,370	19,840	0.2%
*Conseco, Inc.	900,173	19,642	0.2%

13

Small-Cap Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets

United Dominion Realty Trust REIT	813,782	$19,571	0.2%
Federal Realty Investment Trust REIT	310,417	18,315	0.2%
First American Corp.	453,863	18,218	0.2%
Colonial BancGroup, Inc.	818,873	18,064	0.2%
Thornburg Mortgage, Inc. REIT	596,492	17,376	0.2%
Camden Property Trust REIT	314,012	16,878	0.2%
Bank of Hawaii Corp.	327,452	16,618	0.2%
Ventas, Inc. REIT	550,657	16,630	0.2%
Mack-Cali Realty Corp. REIT	362,652	16,428	0.2%
**Other--Financial Services		2,083,943	21.9%

		2,346,054	24.7%

Health Care
*Affymetrix, Inc.	373,255	20,130	0.2%
*Renal Care Group, Inc.	401,415	18,505	0.2%
*Charles River Laboratories, Inc.	366,837	17,700	0.2%
*Covance, Inc.	372,059	16,694	0.2%
**Other--Health Care		987,410	10.3%

		1,060,439	11.1%

Integrated Oils
**Other--Integrated Oils		7,129	0.1%

Other Energy
*Reliant Energy, Inc.	1,779,049	22,025	0.2%
Arch Coal, Inc.	371,291	20,224	0.2%
*Grant Prideco, Inc.	735,972	19,466	0.2%
Tesoro Petroleum Corp.	395,908	18,418	0.2%
Massey Energy Co.	453,026	17,088	0.2%
**Other--Other Energy		403,748	4.3%

		500,969	5.3%

Materials & Processing
Martin Marietta Materials, Inc.	280,923	19,417	0.2%
Lubrizol Corp.	397,521	16,700	0.2%
**Other--Materials & Processing		743,654	7.8%

		779,771	8.2%

Producer Durables
Ryland Group, Inc.	283,108	21,479	0.2%
Roper Industries Inc.	250,953	17,911	0.2%
Cummins Inc.	234,762	17,516	0.2%
Ametek, Inc.	408,259	17,086	0.2%
Standard Pacific Corp.	191,373	16,831	0.2%
**Other--Producer Durables		642,929	6.7%

		733,752	7.7%

Technology
*SpectraSite, Inc.	290,500	21,622	0.2%
*Arrow Electronics, Inc.	690,028	18,741	0.2%
*Macromedia, Inc.	438,469	16,758	0.2%
*Western Digital Corp.	1,243,159	16,683	0.2%
**Other--Technology		976,562	10.2%

		1,050,366	11.0%

Utilities
*NII Holdings Inc.	395,179	25,268	0.3%
*Western Wireless Corp. Class A	527,948	22,332	0.2%
*Allegheny Energy, Inc.	817,628	20,621	0.2%

14

Small-Cap Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets

*Southwestern Energy Co.	431,806	20,286	0.2%
*CMS Energy Corp.	1,283,969	19,337	0.2%
ONEOK, Inc.	589,028	19,232	0.2%
UGI Corp. Holding Co.	614,314	17,139	0.2%
AGL Resources Inc.	435,541	16,834	0.2%
Aqua America, Inc.	565,576	16,820	0.2%
**Other--Utilities		430,688	4.5%

		608,557	6.4%

Other
**Other--Other Securities		67,016	0.7%

TOTAL COMMON STOCKS
(Cost $7,016,500)		9,515,731	100.0%(1)

TEMPORARY CASH INVESTMENTS

Money Market Fund
Vanguard Market Liquidity Fund,
3.139%†	4,421,061	4,421	0.0%
Vanguard Market Liquidity Fund,
3.139%†--Note E	566,834,820	566,835	6.0%

		571,256	6.0%

	Face
	Amount
	(000)

U.S. Agency Obligation
Federal Home Loan Mortgage Corp.
Discount Note††
(2)3.002%, 7/19/2005	$2,000	1,997	0.0%

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $573,253)		573,253	6.0%(1)

TOTAL INVESTMENTS
(Cost $7,589,753)		10,088,984	106.0%

OTHER ASSETS AND LIABILITIES

Other Assets--Note B		39,564	0.4%
Security Lending Collateral
Payable to Brokers--Note E		(566,835)	-5.9%
Other Liabilities		(45,177)	-0.5%

		(572,448)	-6.0%

NET ASSETS		$9,516,536	100.0%

•See Note A in Notes to Financial Statements.
*Non-income-producing security.
**Represents the aggregate value of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
† Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†† The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 6.0%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)Securities with a value of $1,997,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust

15

Small-Cap Index Fund	Amount (000)

AT JUNE 30, 2005, NET ASSETS CONSISTED OF:

Paid-in Capital	$7,456,417
Undistributed Net Investment Income	33,015
Accumulated Net Realized Losses	(472,135)
Unrealized Appreciation
Investment Securities	2,499,231
Futures Contracts	8

NET ASSETS	$9,516,536
Investor Shares--Net Assets
Applicable to 225,550,525 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$6,102,860

NET ASSET VALUE PER SHARE--
INVESTOR SHARES	$27.06

Admiral Shares--Net Assets
Applicable to 57,175,065 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$1,547,798

NET ASSET VALUE PER SHARE--
ADMIRAL SHARES	$27.07

Institutional Shares--Net Assets
Applicable to 62,143,789 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$1,683,574

NET ASSET VALUE PER SHARE--
INSTITUTIONAL SHARES	$27.09

VIPER Shares--Net Assets
Applicable to 3,222,662 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$182,304

NET ASSET VALUE PER SHARE--
VIPER SHARES	$56.57

See Note C in Notes to Financial Statements for the tax-basis components of net assets

16

Small-Cap Growth Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets

COMMON STOCKS

Auto & Transportation
OshkoshTruck Corp.	71,723	$5,614	0.3%
*The Goodyear Tire & Rubber Co.	318,670	4,748	0.3%
J.B. Hunt Transport Services, Inc.	246,012	4,748	0.3%
CNF Inc.	104,400	4,688	0.3%
Polaris Industries, Inc.	86,371	4,664	0.3%
**Other--Auto & Transportation		56,441	3.6%

		80,903	5.1%

Consumer Discretionary
*O'Reilly Automotive, Inc.	212,469	6,334	0.4%
*Activision, Inc.	374,634	6,189	0.4%
The Corporate Executive Board Co.	78,740	6,168	0.4%
*Urban Outfitters, Inc.	98,525	5,585	0.3%
*The Cheesecake Factory	149,360	5,187	0.3%
*Penn National Gaming, Inc.	139,785	5,102	0.3%
*ITT Educational Services, Inc.	92,873	4,961	0.3%
*Barnes & Noble, Inc.	120,994	4,695	0.3%
**Other--Consumer Discretionary		349,134	21.8%

		393,355	24.5%

Consumer Staples
Church &Dwight, Inc.	126,008	4,561	0.3%
**Other--Consumer Staples	26,584	1.6%

		31,145	1.9%

Financial Services
Catellus Development Corp. REIT	208,650	6,844	0.4%
Certegy, Inc.	126,237	4,825	0.3%
*Affiliated Managers Group, Inc.	67,256	4,596	0.3%
**Other--Financial Services		127,239	7.9%

		143,504	8.9%

Health Care
*Affymetrix, Inc.	126,526	6,824	0.4%
*Renal Care Group, Inc.	136,038	6,271	0.4%
*Charles River Laboratories, Inc.	124,382	6,001	0.4%
*Covance, Inc.	126,144	5,660	0.4%
*Advanced Medical Optics, Inc.	131,303	5,219	0.3%
*Respironics, Inc.	143,431	5,179	0.3%
Dade Behring Holdings Inc.	79,475	5,167	0.3%
*Edwards Lifesciences Corp.	120,052	5,165	0.3%
Cooper Cos., Inc.	84,303	5,131	0.3%
*Cytyc Corp.	229,229	5,057	0.3%
*LifePoint Hospitals, Inc.	97,786	4,940	0.3%
*INAMED Corp.	72,337	4,844	0.3%
*Pharmaceutical Product Development, Inc.	102,810	4,818	0.3%
*ResMed Inc.	69,213	4,567	0.3%
**Other--Health Care		253,441	15.8%

		328,284	20.4%

Integrated Oils
**Other--Integrated Oils		2,415	0.2%

Other Energy
*Grant Prideco, Inc.	249,537	6,600	0.4%
Massey Energy Co.	153,593	5,794	0.4%

17

Small-Cap Growth Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets

*Plains Exploration & Production Co.	147,932	$5,256	0.3%
Helmerich & Payne, Inc.	102,554	4,812	0.3%
Range Resources Corp.	172,850	4,650	0.3%
*Denbury Resources, Inc.	113,843	4,528	0.3%
**Other--Other Energy		87,638	5.4%

		119,278	7.4%

Materials & Processing
*Crown Holdings, Inc.	333,945	4,752	0.3%
**Other--Materials & Processing		64,918	4.0%

		69,670	4.3%

Producer Durables
Roper Industries Inc.	85,146	6,077	0.4%
Ametek, Inc.	138,382	5,791	0.4%
Joy Global Inc.	162,103	5,445	0.3%
Ryland Group, Inc.	62,485	4,741	0.3%
Donaldson Co., Inc.	151,212	4,586	0.3%
**Other--Producer Durables		100,769	6.2%

		127,409	7.9%

Technology
*SpectraSite, Inc.	98,546	7,335	0.5%
*Macromedia, Inc.	148,615	5,680	0.4%
*Western Digital Corp.	421,337	5,654	0.4%
PerkinElmer, Inc.	245,739	4,644	0.3%
**Other--Technology		234,965	14.5%

		258,278	16.1%

Utilities
*NII Holdings Inc.	133,997	8,568	0.5%
*Western Wireless Corp. Class A	179,013	7,572	0.5%
*Southwestern Energy Co.	146,383	6,877	0.4%
**Other--Utilities		25,069	1.6%

		48,086	3.0%

Other
**Other--Other Securities		6,659	0.4%

TOTAL COMMON STOCKS
(Cost $1,320,202)		1,608,986	100.1%

TEMPORARY CASH INVESTMENTS

Vanguard Market Liquidity Fund,
3.139%†	5,599,558	5,600	0.3%
Vanguard Market Liquidity Fund,
3.139%†--Note E	63,438,167	63,438	4.0%

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $69,038)		69,038	4.3%

TOTAL INVESTMENTS
(Cost $1,389,240)		1,678,024	104.4%

18

	Market Value^ (000)	Percentage of Net Assets

OTHER ASSETS AND LIABILITIES

Other Assets--Note B	$8,151	0.5%
Security Lending Collateral
Payable to Brokers--Note E	(63,438)	-3.9%
Other Liabilities	(14,681)	-1.0%

	(69,968)	-4.4%

NET ASSETS	$1,608,056	100.0%

•See Note A in Notes to Financial Statements.
*Non-income-producing security.
**Represents the aggregate value of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
† Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

AT JUNE 30, 2005, NET ASSETS CONSISTED OF:

Amount (000)

Paid-in Capital	$1,360,629
Undistributed Net Investment Income	1,070
Accumulated Net Realized Losses	(42,427)
Unrealized Appreciation	288,784

NET ASSETS	$1,608,056

Investor Shares--Net Assets
Applicable to 97,106,739 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$1,472,326

NET ASSET VALUE PER SHARE--
INVESTOR SHARES	$15.16

Institutional Shares--Net Assets
Applicable to 2,828,598 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$42,984

NET ASSET VALUE PER SHARE--
INSTITUTIONAL SHARES	$15.20

VIPER Shares--Net Assets
Applicable to 1,718,145 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$92,746

NET ASSET VALUE PER SHARE--
VIPER SHARES	$53.98

See Note C in Notes to Financial Statements for the tax-basis components of net assets

19

Small-Cap Value Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets

COMMON STOCKS

Auto & Transportation
*Yellow Roadway Corp.	266,950	$13,561	0.4%
BorgWarner, Inc.	245,775	13,191	0.4%
*Laidlaw International Inc.	455,184	10,970	0.3%
**Other--Auto & Transportation		101,668	2.9%

		139,390	4.0%

Consumer Discretionary
Service Corp. International	1,445,416	11,592	0.3%
*BJ's Wholesale Club, Inc.	304,202	9,884	0.3%
**Other--Consumer Discretionary		420,670	12.0%

		442,146	12.6%

Consumer Staples
*Del Monte Foods Co.	922,575	9,936	0.3%
**Other--Consumer Staples		46,570	1.3%

		56,506	1.6%

Financial Services
*AmeriCredit Corp.	664,780	16,952	0.5%
American Capital Strategies, Ltd.	432,763	15,627	0.4%
Mills Corp. REIT	239,847	14,580	0.4%
*Conseco, Inc.	661,339	14,430	0.4%
United Dominion Realty Trust REIT	597,828	14,378	0.4%
Federal Realty Investment Trust REIT	228,081	13,457	0.4%
First American Corp.	333,359	13,381	0.4%
Colonial BancGroup, Inc.	601,534	13,270	0.4%
Thornburg Mortgage, Inc. REIT	439,505	12,803	0.4%
Camden Property Trust REIT	230,642	12,397	0.4%
Bank of Hawaii Corp.	240,565	12,209	0.3%
Ventas, Inc. REIT	404,948	12,229	0.3%
Mack-Cali Realty Corp. REIT	266,395	12,068	0.3%
Sky Financial Group, Inc.	420,922	11,862	0.3%
Reckson Associates Realty Corp. REIT	352,437	11,824	0.3%
Pan Pacific Retail Properties, Inc. REIT	177,244	11,765	0.3%
Rayonier Inc. REIT	218,078	11,565	0.3%
SL Green Realty Corp. REIT	178,896	11,539	0.3%
CBL & Associates Properties, Inc. REIT	259,680	11,184	0.3%
IndyMac Bancorp, Inc.	271,109	11,042	0.3%
HRPT Properties Trust REIT	874,486	10,870	0.3%
Webster Financial Corp.	232,646	10,862	0.3%
Arden Realty Group, Inc. REIT	287,156	10,332	0.3%
Ryder System, Inc.	280,532	10,267	0.3%
**Other--Financial Services		1,111,177	32.0%

		1,412,070	40.3%

Health Care
**Other--Health Care		67,372	1.9%

Other Energy
*Reliant Energy, Inc.	1,306,899	16,179	0.5%
Arch Coal, Inc.	272,866	14,863	0.4%
Tesoro Petroleum Corp.	290,964	13,536	0.4%
**Other--Other Energy		64,856	1.8%

		109,434	3.1%

20

Small-Cap Value Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets

Materials & Processing
Martin Marietta Materials, Inc.	206,445	$14,269	0.4%
Lubrizol Corp.	292,027	12,268	0.3%
Louisiana-Pacific Corp.	457,624	11,248	0.3%
**Other--Materials & Processing		383,890	11.0%

		421,675	12.0%

Producer Durables
Standard Pacific Corp.	140,659	12,371	0.4%
Beazer Homes USA, Inc.	181,705	10,384	0.3%
**Other--Producer Durables		239,912	6.8%

		262,667	7.5%

Technology
*Arrow Electronics, Inc.	506,945	13,769	0.4%
*Avnet, Inc.	527,857	11,893	0.3%
**Other--Technology		185,719	5.3%

		211,381	6.0%

Utilities
*CMS Energy Corp.	943,190	14,204	0.4%
ONEOK, Inc.	432,791	14,131	0.4%
UGI Corp. Holding Co.	451,158	12,587	0.4%
AGL Resources Inc.	319,975	12,367	0.4%
OGE Energy Corp.	393,815	11,397	0.3%
Energen Corp.	304,394	10,669	0.3%
Great Plains Energy, Inc.	325,340	10,375	0.3%
Puget Energy, Inc.	436,303	10,201	0.3%
National Fuel Gas Co.	346,081	10,005	0.3%
Atmos Energy Corp.	347,366	10,004	0.3%
**Other--Utilities		226,873	6.4%

		342,813	9.8%

Other
**Other--Other Securities		34,802	1.0%

TOTAL COMMON STOCKS
(Cost $2,883,967)		3,500,256	99.8%(1)

TEMPORARY CASH INVESTMENTS

Money Market Fund
Vanguard Market Liquidity Fund,
3.139%†	8,677,491	8,677	0.2%
Vanguard Market Liquidity Fund,
3.139%†--Note E	137,374,200	137,374	4.0%

		146,051	4.2%

	Face
	Amount
	(000)

U.S. Agency Obligation
Federal Home Loan Bank Discount Note††
(2)3.074%, 7/20/2005	$1,000	998	0.0%

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $147,050)		147,049	4.2%(1)

TOTAL INVESTMENTS
(Cost $3,031,017)		3,647,305	104.0%

21

Small-Cap Value Index Fund	Market Value^ (000)	Percentage of Net Assets

OTHER ASSETS AND LIABILITIES

Other Assets--Note B	$18,996	0.5%
Security Lending Collateral
Payable to Brokers--Note E	(137,374)	-3.9%
Other Liabilities	(22,532)	-0.6%

	(140,910)	-4.0%

NET ASSETS	$3,506,395	100.0%

•See Note A in Notes to Financial Statements.
*Non-income-producing security.
**Represents the aggregate value of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets. † Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
††The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 4.0%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)Securities with a value of $998,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

22

AT JUNE 30, 2005, NET ASSETS CONSISTED OF:

Amount (000)

Paid-in Capital	$2,947,733
Undistributed Net Investment Income	24,749
Accumulated Net Realized Losses	(82,415)
Unrealized Appreciation
Investment Securities	616,288
Futures Contracts	40

NET ASSETS	$3,506,395

Investor Shares--Net Assets
Applicable to 227,364,067 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$3,230,386

NET ASSET VALUE PER SHARE--
INVESTOR SHARES	$14.21

Institutional Shares--Net Assets
Applicable to 13,041,136 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$185,802

NET ASSET VALUE PER SHARE--
INSTITUTIONAL SHARES	$14.25

VIPER Shares--Net Assets
Applicable to 1,520,073 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$90,207

NET ASSET VALUE PER SHARE--
VIPER SHARES	$59.34

See Note C in Notes to Financial Statements for the tax-basis components of net assets

23

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

	Small-Cap Index Fund	Small-Cap Growth Index Fund	Small-Cap Value Index Fund
	Six Months Ended June 30, 2005
	(000)	(000)	(000)

INVESTMENT INCOME
Income
Dividends	$46,928	$3,153	$28,865
Interest	157	31	75
Security Lending	2,985	683	752

Total Income	50,070	3,867	29,692

Expenses
The Vanguard Group--Note B
Investment Advisory Services	95	95	95
Management and Administrative
Investor Shares	6,009	1,265	2,923
Admiral Shares	727	--	--
Institutional Shares	415	6	35
VIPER Shares	84	39	35
Marketing and Distribution
Investor Shares	463	128	246
Admiral Shares	126	--	--
Institutional Shares	150	3	14
VIPER Shares	17	7	5
Custodian Fees	230	91	136
Shareholders' Reports
Investor Shares	109	28	55
Admiral Shares	1	--	--
Institutional Shares	--	--	--
VIPER Shares	--	--	--
Trustees' Fees and Expenses	8	2	3

Total Expenses	8,434	1,664	3,547

NET INVESTMENT INCOME	41,636	2,203	26,145
REALIZED NET GAIN (LOSS)
Investment Securities Sold	295,742	11,230	83,930
Futures Contracts	(874)	37	465

REALIZED NET GAIN (LOSS)	294,868	11,267	84,395

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities	(254,066)	(10,818)	(43,379)
Futures Contracts	(70)	--	40

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	(254,136)	(10,818)	(43,339)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$82,368	$2,652	$67,201

24

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund’s net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

	Small-Cap Index Fund		Small-Cap Growth Index Fund
	Six Months Ended June 30, 2005 (000)	Year Ended Dec. 31, 2004 (000)	Six Months Ended June 30, 2005 (000)	Year Ended Dec. 31, 2004 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$41,636	$96,505	$2,203	$1,658
Realized Net Gain (Loss)	294,868	451,917	11,267	64,420
Change in Unrealized Appreciation (Depreciation)	(254,136)	993,422	(10,818)	118,840

Net Increase (Decrease) in Net Assets
Resulting from Operations	82,368	1,541,844	2,652	184,918

Distributions
Net Investment Income
Investor Shares	(468)	(61,070)	--	(1,858)
Admiral Shares	(161)	(15,545)	--	--
Institutional Shares	(247)	(18,487)	--	(95)
VIPER Shares	(21)	(2,056)	--	(106)
Realized Capital Gain
Investor Shares	--	--	--	--
Admiral Shares	--	--	--	--
Institutional Shares	--	--	--	--
VIPER Shares	--	--	--	--

Total Distributions	(897)	(97,158)	--	(2,059)

Capital Share Transactions--Note F
Investor Shares	(187,209)	424,749	35,763	353,766
Admiral Shares	77,308	182,874	--	--
Institutional Shares	17,504	271,748	4,416	3,280
VIPER Shares	(4,310)	170,200	(149)	88,913

Net Increase (Decrease) from
Capital Share Transactions	(96,707)	1,049,571	40,030	445,959

Total Increase (Decrease)	(15,236)	2,494,257	42,682	628,818

Net Assets
Beginning of Period	9,531,772	7,037,515	1,565,374	936,556

End of Period	$9,516,536	$9,531,772	$1,608,056	$1,565,374

25

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

	Small-Cap Value Index Fund
	Six Months Ended June 30, 2005 (000)	Year Ended Dec. 31, 2004 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$26,145	$49,405
Realized Net Gain (Loss)	84,395	166,721
Change in Unrealized Appreciation (Depreciation)	(43,339)	310,066

Net Increase (Decrease) in Net Assets
Resulting from Operations	67,201	526,192

Distributions
Net Investment Income
Investor Shares	(455)	(45,980)
Institutional Shares	(22)	(2,627)
VIPER Shares	(9)	(781)
Realized Capital Gain
Investor Shares	--	--
Institutional Shares	--	--
VIPER Shares	--	--

Total Distributions	(486)	(49,388)

Capital Share Transactions--Note F
Investor Shares	222,087	768,321
Institutional Shares	29,989	23,106
VIPER Shares	40,278	42,930

Net Increase (Decrease) from
Capital Share Transactions	292,354	834,357

Total Increase (Decrease)	359,069	1,311,161

Net Assets
Beginning of Period	3,147,326	1,836,165

End of Period	$3,506,395	$3,147,326

26

FINANCIAL HIGHLIGHTS

This table summarizes each fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

Small-Cap Index Fund Investor Shares

	Six Months Ended June 30,	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$26.83	$22.60	$15.66	$19.82	$19.44	$23.60

Investment Operations
Net Investment Income	.112	.267	.200	.192	.217	.270
Net Realized and Unrealized Gain (Loss) on Investments	.120	4.228	6.944	(4.160)	.388	(1.145)

Total from Investment Operations	.232	4.495	7.144	(3.968)	.605	(.875)

Distributions
Dividends from Net Investment Income	(.002)	(.265)	(.204)	(.192)	(.225)	(.260)
Distributions from Realized Capital Gains	--	--	.--	.--	.--	(3.025)

Total Distributions	(.002)	(.265)	(.204)	(.192)	(.225)	(3.285)

Net Asset Value, End of Period	$27.06	$26.83	$22.60	$15.66	$19.82	$19.44

Total Return*	0.86%	19.90%	45.63%	-20.02%	3.10%	-2.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,103	$6,247	$4,871	$2,943	$3,545	$3,577
Ratio of Total Expenses to Average Net Assets	0.23%**	0.23%	0.27%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to
Average Net Assets	0.87%**	1.13%	1.17%	1.11%	1.16%	1.17%
Portfolio Turnover Rate†	15%**	19%	39%††	32%	39%	49%

*Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000, or the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.
†Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
†† Includes activity related to a change in the fund’s target index.

27

FINANCIAL HIGHLIGHTS (CONTINUED)

Small-Cap Index Fund Admiral Shares

	Six Months Ended June 30,	Year Ended December 31,				Nov. 13* to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$26.83	$22.60	$15.66	$19.82	$19.44	$22.40

Investment Operations
Net Investment Income	.123	.294	.220	.207	.231	.053
Net Realized and Unrealized Gain (Loss) on Investments	.120	4.228	6.944	(4.160)	.388	.062

Total from Investment Operations	.243	4.522	7.164	(3.953)	.619	.115

Distributions
Dividends from Net Investment Income	(.003)	(.292)	(.224)	(.207)	(.239)	(.265)
Distributions from Realized Capital Gains	.--	--	..--	..--	..--	(2.810)

Total Distributions	(.003)	(.292)	(.224)	(.207)	(.239)	(3.075)

Net Asset Value, End of Period	$27.07	$26.83	$22.60	$15.66	$19.82	$19.44

Total Return	0.91%	20.02%	45.76%	-19.95%	3.17%	1.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,548	$1,451	$1,056	$591	$547	$252
Ratio of Total Expenses to Average Net Assets	0.13%**	0.13%	0.18%	0.18%	0.20%	0.20%**
Ratio of Net Investment Income to
Average Net Assets	0.95%**	1.25%	1.26%	1.22%	1.24%	1.79%**
Portfolio Turnover Rate†	15%**	19%	39%††	32%	39%	49%

*Inception.
**Annualized.
† Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
†† Includes activity related to a change in the fund’s target index.

28

Small-Cap Index Fund Institutional Shares

	Six Months Ended June 30,	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$26.84	$22.61	$15.66	$19.82	$19.44	$23.61

Investment Operations
Net Investment Income	.134	.306	.240	.219	.251	.292
Net Realized and Unrealized Gain (Loss) on Investments	.120	4.228	6.944	(4.160)	.388	(1.145)

Total from Investment Operations	.254	4.534	7.184	(3.941)	.639	(.853)

Distributions
Dividends from Net Investment Income	(.004)	(.304)	(.234)	(.219)	(.259)	(.292)
Distributions from Realized Capital Gains	.--	--	..--	..--	..--	(3.025)

Total Distributions	(.004)	(.304)	(.234)	(.219)	(.259)	(3.317)

Net Asset Value, End of Period	$27.09	$26.84	$22.61	$15.66	$19.82	$19.44

Total Return*	0.95%	20.06%	45.88%	-19.89%	3.27%	-2.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,684	$1,648	$1,111	$686	$584	$490
Ratio of Total Expenses to Average Net Assets	0.08%**	0.08%	0.10%	0.10%	0.10%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.01%**	1.30%	1.33%	1.32%	1.34%	1.32%
Portfolio Turnover Rate†	15%**	19%	39%††	32%	39%	49%

*Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000.
**Annualized.
†Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
†† Includes activity related to a change in the fund’s target index.

29

FINANCIAL HIGHLIGHTS (CONTINUED)

Small-Cap Index Fund VIPER Shares

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2005	Jan. 26* to Dec. 31, 2004

Net Asset Value, Beginning of Period	$56.05	$50.65

Investment Operations
Net Investment Income	.266	.585
Net Realized and Unrealized Gain (Loss) on Investments	.259	5.436

Total from Investment Operations	.525	6.021

Distributions
Dividends from Net Investment Income	(.005)	(.621)
Distributions from Realized Capital Gains	.--	--

Total Distributions	(.005)	(.621)

Net Asset Value, End of Period	$56.57	$56.05

Total Return	0.94%	11.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$182	$186
Ratio of Total Expenses to Average Net Assets	0.11%†	0.18%†
Ratio of Net Investment Income to Average Net Assets	0.98%†	1.19%†
Portfolio Turnover Rate**	15%†	19%

*Inception.
**Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
† Annualized.

30

Small-Cap Growth Index Fund Investor Shares

	Six Months Ended June 30,	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$15.16	$13.08	$9.17	$10.87	$10.97	$11.38

Investment Operations
Net Investment Income	.02	.02	.021	.027	.009	.009
Net Realized and Unrealized Gain (Loss) on Investments	(.02)	2.08	3.911	(1.702)	(.094)	.154

Total from Investment Operations	.--	2.10	3.932	(1.675)	(.085)	.163

Distributions
Dividends from Net Investment Income	--	(.02)	(.022)	(.025)	(.015)	(.003)
Distributions from Realized Capital Gains	--	--	.--	.--	.--	(.570)

Total Distributions	--	(.02)	(.022)	(.025)	(.015)	(.573)

Net Asset Value, End of Period	$15.16	$15.16	$13.08	$9.17	$10.87	$10.97

Total Return*	0.00%	16.06%	42.88%	-15.41%	-0.78%	1.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,472	$1,435	$907	$388	$357	$356
Ratio of Total Expenses to Average Net Assets	0.23%**	0.23%	0.27%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to
Average Net Assets	0.28%**	0.13%	0.21%	0.24%	0.11%	0.03%
Portfolio Turnover Rate†	35%**	41%	91%††	61%	74%	136%

*Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002, or the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.
†Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
†† Includes activity related to a change in the fund’s target index.

31

FINANCIAL HIGHLIGHTS (CONTINUED)

Small-Cap Growth Index Fund Institutional Shares

	Six Months Ended June 30,	Year Ended December 31,				May 24* to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$15.18	$13.09	$9.17	$10.87	$10.97	$11.03

Investment Operations
Net Investment Income	.04	.048	.039	.043	.024	.009
Net Realized and Unrealized Gain (Loss) on Investments	(.02)	2.080	3.911	(1.702)	(.094)	.513

Total from Investment Operations	.02	2.128	3.950	(1.659)	(.070)	.522

Distributions
Dividends from Net Investment Income	.--	(.038)	(.030)	(.041)	(.030)	(.012)
Distributions from Realized Capital Gains	.--	--	.--	.--	.--	(.570)

Total Distributions	.--	(.038)	(.030)	(.041)	(.030)	(.582)

Net Asset Value, End of Period	$15.20	$15.18	$13.09	$9.17	$10.87	$10.97

Total Return**	0.13%	16.26%	43.08%	-15.26%	-0.64%	4.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$43	$38	$30	$104	$109	$73
Ratio of Total Expenses to Average Net Assets	0.08%†	0.08%	0.10%	0.10%	0.10%	0.13%†
Ratio of Net Investment Income to Average Net Assets	0.43%†	0.28%	0.38%	0.41%	0.28%	0.11%†
Portfolio Turnover Rate††	35%†	41%	91%‡	61%	74%	136%

*Inception.
**Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002.
† Annualized.
†† Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
‡ Includes activity related to a change in the fund’s target index.

32

Small-Cap Growth Index Fund VIPER Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2005	Jan. 26* to Dec. 31, 2004

Net Asset Value, Beginning of Period	$53.95	$50.77

Investment Operations
Net Investment Income	.10	.091
Net Realized and Unrealized Gain (Loss) on Investments	(.07)	3.177

Total from Investment Operations	.03	3.268

Distributions
Dividends from Net Investment Income	.--	(.088)
Distributions from Realized Capital Gains	.--	--

Total Distributions	.--	(.088)

Net Asset Value, End of Period	$53.98	$53.95

Total Return	0.06%	6.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$93	$92
Ratio of Total Expenses to Average Net Assets	0.14%**	0.22%**
Ratio of Net Investment Income to Average Net Assets	0.37%**	0.15%**
Portfolio Turnover Rate+	35%**	41%

*Inception. **Annualized. †Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

33

FINANCIAL HIGHLIGHTS (CONTINUED)

Small-Cap Value Index Fund Investor Shares

	Six Months Ended June 30,	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$13.97	$11.49	$8.52	$10.29	$9.65	$8.45

Investment Operations
Net Investment Income	.106	.227	.192	.090	.074	.084
Net Realized and Unrealized Gain (Loss) on Investments	.136	2.478	2.976	(1.494)	1.176	1.698

Total from Investment Operations	.242	2.705	3.168	(1.404)	1.250	1.782

Distributions
Dividends from Net Investment Income	(.002)	(.225)	(.198)	(.090)	(.065)	(.082)
Distributions from Realized Capital Gains	.--	--	.--	(.276)	(.545)	(.500)

Total Distributions	(.002)	(.225)	(.198)	(.366)	(.610)	(.582)

Net Asset Value, End of Period	$14.21	$13.97	$11.49	$8.52	$10.29	$9.65

Total Return*	1.73%	23.55%	37.19%	-14.20%	13.70%	21.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,230	$2,947	$1,730	$1,176	$802	$317
Ratio of Total Expenses to Average Net Assets	0.23%**	0.23%	0.27%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to
Average Net Assets	1.61%**	2.15%	2.07%	0.93%	0.97%	1.16%
Portfolio Turnover Rate†	28%**	30%	100%††	57%	59%	82%

*Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002, or the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.
†Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
†† Includes activity related to a change in the fund’s target index.

34

Small-Cap Value Index Fund Institutional Shares

	Six Months Ended June 30,	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$13.99	$11.50	$8.53	$10.29	$9.65	$8.45

Investment Operations
Net Investment Income	.126	.255	.198	.114	.089	.097
Net Realized and Unrealized Gain (Loss) on Investments	.136	2.478	2.976	(1.494)	1.176	1.698

Total from Investment Operations	.262	2.733	3.174	(1.380)	1.265	1.795

Distributions
Dividends from Net Investment Income	(.002)	(.243)	(.204)	(.104)	(.080)	(.095)
Distributions from Realized Capital Gains	.--	--	..--	(.276)	(.545)	(.500)

Total Distributions	(.002)	(.243)	(.204)	(.380)	(.625)	(.595)

Net Asset Value, End of Period	$14.25	$13.99	$11.50	$8.53	$10.29	$9.65

Total Return*	1.87%	23.77%	37.22%	-13.96%	13.86%	22.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$186	$153	$106	$338	$325	$86
Ratio of Total Expenses to Average Net Assets	0.08%**	0.08%	0.10%	0.10%	0.10%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.74%**	2.29%	2.24%	1.08%	1.14%	1.36%
Portfolio Turnover Rate†	28%**	30%	100%††	57%	59%	82%

*Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002.
**Annualized.
†Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
†† Includes activity related to a change in the fund’s target index.

35

FINANCIAL HIGHLIGHTS (CONTINUED)

Small-Cap Value Index Fund VIPER Shares

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2005	Jan. 26* to Dec. 31, 2004

Net Asset Value, Beginning of Period	$58.31	$50.53

Investment Operations
Net Investment Income	.471	.930
Net Realized and Unrealized Gain (Loss) on Investments	.567	7.818

Total from Investment Operations	1.038	8.748

Distributions
Dividends from Net Investment Income	(.008)	(.968)
Distributions from Realized Capital Gains	.--	--

Total Distributions	(.008)	(.968)

Net Asset Value, End of Period	$59.34	$58.31

Total Return	1.78%	17.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$90	$47
Ratio of Total Expenses to Average Net Assets	0.13%+	0.22%+
Ratio of Net Investment Income to Average Net Assets	1.71%+	2.16%+
Portfolio Turnover Rate**	28%+	30%

*Inception.
**Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
† Annualized.

        SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

36

NOTES TO FINANCIAL STATEMENTS

Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds. The Small-Cap Index Fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and VIPER Shares. The Small-Cap Growth Index and Small-Cap Value Index Funds each offer three classes of shares, Investor Shares, Institutional Shares, and VIPER Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The funds use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. A fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The funds may lend their securities to qualified institutional borrowers in order to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The funds invest cash collateral received in Vanguard Market Liquidity Fund, and record a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

37

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2005, the funds had contributed capital to Vanguard (included in Other Assets) of:

Index Fund	Capital Contribution to Vanguard (000)	Percentage of Fund Net Assets	Percentage of Vanguard's Capitalization

Small-Cap	$1,173	0.01%	1.17%
Small-Cap Growth	196	0.01	0.20
Small-Cap Value	422	0.01	0.42

The funds’ trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2005, the Small-Cap Index and Small-Cap Growth Index Funds realized $115,352,000 and $5,929,000, respectively, of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The funds’ tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2004, the funds had the following tax-basis capital losses available to offset future net capital gains:

	Capital Losses
Index Fund	Amount (000)	Expiration: Fiscal Years Ending December 31

Small-Cap	$651,545	2011
Small-Cap Growth	47,762	2009-2011
Small-Cap Value	165,158	2011

The funds will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2005; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

38

At June 30, 2005, net unrealized appreciation of investment securities for tax purposes was:

	(000)
Index Fund	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)

Small-Cap	$2,948,076	$(448,845)	$2,499,231
Small-Cap Growth	368,741	(79,957)	288,784
Small-Cap Value	694,071	(77,783)	616,288

At June 30, 2005, the aggregate settlement value of open futures contracts expiring in September 2005 and the related unrealized appreciation (depreciation) were:

	(000)
Index Fund/Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Small-Cap/Russell 2000 Index	4	$1,286	$8
Small-Cap Value/Russell 2000 Index	20	6,431	40

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2005, purchases and sales of investment securities other than temporary cash investments were:

	(000)
Index Fund	Purchases	Sales

Small-Cap	$985,792	$926,100
Small-Cap Growth	371,583	280,657
Small-Cap Value	801,347	455,118

E. The market value of securities on loan to broker/dealers at June 30, 2005, and collateral received with respect to such loans were:

	(000)
Index Fund	Market Value of Loaned Securities	Cash Collateral Received

Small-Cap	$532,461	$566,835
Small-Cap Growth	57,456	63,438
Small-Cap Value	130,450	137,374

39

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

F. Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Index Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Small-Cap
Investor Shares
Issued	$585,618	22,605	$1,511,539	63,241
Issued in Lieu of Cash Distributions	443	17	57,115	2,142
Redeemed	(773,270)	(29,954)	(1,143,905)	(48,020)

Net Increase (Decrease)--Investor Shares	(187,209)	(7,332)	424,749	17,363

Admiral Shares
Issued	354,428	13,720	622,462	25,920
Issued in Lieu of Cash Distributions	80	3	13,273	498
Redeemed	(277,200)	(10,624)	(452,861)	(19,073)

Net Increase (Decrease)--Admiral Shares	77,308	3,099	182,874	7,345

Institutional Shares
Issued	287,220	11,009	748,322	31,703
Issued in Lieu of Cash Distributions	221	8	16,701	626
Redeemed	(269,937)	(10,289)	(493,275)	(20,048)

Net Increase (Decrease)--Institutional Shares	17,504	728	271,748	12,281

VIPER Shares
Issued	159,375	2,913	194,472	3,810
Issued in Lieu of Cash Distributions	--	--	--	--
Redeemed	(163,685)	(3,000)	(24,272)	(500)

Net Increase (Decrease)--VIPER Shares	(4,310)	(87)	170,200	3,310

Small-Cap Growth
Investor Shares
Issued	$270,217	18,524	$691,521	50,277
Issued in Lieu of Cash Distributions	--	--	1,584	106
Redeemed	(234,454)	(16,073)	(339,339)	(25,072)

Net Increase (Decrease)--Investor Shares	35,763	2,451	353,766	25,311

Institutional Shares
Issued	24,479	1,663	6,825	503
Issued in Lieu of Cash Distributions	--	--	95	6
Redeemed	(20,063)	(1,336)	(3,640)	(279)

Net Increase (Decrease)--Institutional Shares	4,416	327	3,280	230

VIPER Shares
Issued	15,706	305	117,274	2,313
Issued in Lieu of Cash Distributions	--	--	--	--
Redeemed	(15,855)	(300)	(28,361)	(600)

Net Increase (Decrease)--VIPER Shares	(149)	5	88,913	1,713

40

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Index Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Small-Cap Value
Investor Shares
Issued	$649,272	47,854	$1,162,275	93,006
Issued in Lieu of Cash Distributions	423	31	42,184	3,035
Redeemed	(427,608)	(31,540)	(436,138)	(35,689)

Net Increase (Decrease)--Investor Shares	222,087	16,345	768,321	60,352

Institutional Shares
Issued	58,287	4,214	30,005	2,333
Issued in Lieu of Cash Distributions	15	1	1,739	125
Redeemed	(28,313)	(2,103)	(8,638)	(717)

Net Increase (Decrease)--Institutional Shares	29,989	2,112	23,106	1,741

VIPER Shares
Issued	40,278	710	52,994	1,010
Issued in Lieu of Cash Distributions	--	--	--	--
Redeemed	--	--	(10,064)	(200)

Net Increase (Decrease)--VIPER Shares	40,278	710	42,930	810

41

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Six Months Ended June 30, 2005
Index Fund	Beginning Account Value 12/31/2004	Ending Account Value 6/30/2005	Expenses Paid During Period*

Based on Actual Fund Return
Small-Cap
Investor Shares	$1,000.00	$1,008.65	$1.15
Admiral Shares	1,000.00	1,009.06	0.65
Institutional Shares	1,000.00	1,009.47	0.40
VIPER Shares	1,000.00	1,009.37	0.55

Small-Cap Growth
Investor Shares	$1,000.00	$1,000.00	$1.14
Institutional Shares	1,000.00	1,001.32	0.40
VIPER Shares	1,000.00	1,000.56	0.69

Small-Cap Value
Investor Shares	$1,000.00	$1,017.33	$1.15
Institutional Shares	1,000.00	1,018.73	0.40
VIPER Shares	1,000.00	1,017.81	0.65

Based on Hypothetical 5% Yearly Return
Small-Cap
Investor Shares	$1,000.00	$1,023.65	$1.15
Admiral Shares	1,000.00	1,024.15	0.65
Institutional Shares	1,000.00	1,024.40	0.40
VIPER Shares	1,000.00	1,024.25	0.55

Small-Cap Growth
Investor Shares	$1,000.00	$1,023.65	$1.15
Institutional Shares	1,000.00	1,024.40	0.40
VIPER Shares	1,000.00	1,024.10	0.70

Small-Cap Value
Investor Shares	$1,000.00	$1,023.65	$1.15
Institutional Shares	1,000.00	1,024.40	0.40
VIPER Shares	1,000.00	1,024.15	0.65

*The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: 0.23% for the Small-Cap Index Fund Investor Shares, 0.13% for Admiral Shares, 0.08% for Institutional Shares, and 0.11% for VIPER Shares; 0.23% for the Small-Cap Growth Index Fund Investor Shares, 0.08% for Institutional Shares, and 0.14% for VIPER Shares; 0.23% for the Small-Cap Value Index Fund Investor Shares, 0.08% for Institutional Shares, and 0.13% for VIPER Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

The table at left illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

42

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on page 42 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the funds’ expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

43

TRUSTEES RENEW ADVISORY ARRANGEMENT

The board of trustees of Vanguard Small-Cap Index Fund, Small-Cap Growth Index Fund, and Small-Cap Value Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders. The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

NATURE, EXTENT, AND QUALITY OF SERVICES

The board considered the quality of the funds’ investment management over both short-and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985 and oversees more than $600 billion in assets (stocks and bonds). Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

INVESTMENT PERFORMANCE

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ performance, including some of the data considered by the board, can be found in the “Performance Summaries” section of this report.

COST

The funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the “About Your Fund’s Expenses” section of this report as well as in the “Financial Statements” section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

THE BENEFIT OF ECONOMIES OF SCALE

The board of trustees concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

44

INVESTING IS FAST, EASY, AND SECURE ON VANGUARD.COM

If you’re like many Vanguard investors, you believe in planning and taking control of your own investments. Vanguard.com was built for you—and it keeps getting better.

RESEARCH AND PLAN YOUR INVESTMENTS WITH CONFIDENCE

Use our Planning & Education and Research Funds & Stocks sections to:
• Determine what asset allocation might best suit your needs—by taking our Investor Questionnaire.
• Find out how much to save for retirement and your children’s college education—by using our planning tools.
• Learn how to achieve your goals—by reading our PlainTalk® investment guides.
• Find your next fund—by using the Compare Funds, Compare Fund Costs, and Narrow Your Fund Choices tools.
• Look up fund price, performance history, and distribution information—in a snap.

INVEST AND MANAGE ACCOUNTS WITH EASE

Log on to Vanguard.com to:

• See what you own (at Vanguard and elsewhere) and how your investments are doing.
• Elect to receive online statements, fund reports (like this one), prospectuses, and tax forms.
• Analyze your portfolio’s holdings and performance.
• Open new accounts, buy and sell shares, and exchange money between funds—securely and easily.
• Sign up to receive electronic newsletters from Vanguard informing you of news on our funds, products, and services, as well as on investing and the financial markets.

Find out what Vanguard.com can do for you. Log on today!

44

INVEST WITH VANGUARD FOR YOUR RE TIREMENT

Vanguard offers low-cost, high-quality solutions that combine a variety of investment choices to help you achieve your retirement goals.

A Vanguard traditional IRA enables you to make deductible or nondeductible contributions that can grow tax-deferred until you take distributions in retirement, while a Vanguard Roth IRA allows you to make nondeductible contributions with tax-free withdrawals when you take qualified distributions.

With either type of Vanguard IRA®, your investment options include:

• Vanguard mutual funds

Select from our comprehensive lineup of more than 70 low-cost mutual funds suitable for retirement investing—all with no sales commissions—to help you reach your retirement goals. We offer a broad selection of stock, bond, balanced, and money market funds.

• Vanguard Target Retirement Funds

Choose a single, all-in-one portfolio that is professionally managed and well diversified. It automatically shifts from a more aggressive to a more conservative asset allocation as your target retirement date approaches, so you can leave the time-consuming details of portfolio management to Vanguard.

• Other investment options

Consolidate and build your portfolio in a single account that provides access to the universe of stocks, bonds, options, certificates of deposit (CDs), exchange-traded funds (ETFs), and non-Vanguard mutual funds through Vanguard Brokerage Services®.

ROLLOVER OPTIONS

When you change jobs or retire, you can take greater control of your investments by rolling over your assets in an employer-sponsored retirement plan to a Vanguard IRA. To initiate a rollover, visit Vanguard.com, where you can complete our easy online application. You can also print out the application and mail it to us—or call a Vanguard retirement specialist at 800-205-6189.

For more information, visit www.vanguard.com, or call 800-662-7447 for Vanguard funds and 800-992-8327 for non-Vanguard funds offered through Vanguard Brokerage Services, to obtain a prospectus. Investment objectives, risks, charges, expenses, and other important information are contained in the prospectus; read and consider it carefully before investing.

MAXIMIZE YOUR RETIREMENT INVESTMENTS

Are you taking full advantage of your IRA? You should be. With increased contribution limits, these tax-advantaged accounts are powerful options for retirement savers. To take full advantage of your retirement account, consider these simple, but important, steps:

• Contribute the maximum amount each year.

If you invest as much in your IRA as the law allows—$4,000 for 2005 if you are under the age of 50, and $4,500 if you are aged 50 or older—you will increase your chances of meeting your retirement goals. Provided you meet the eligibility requirements, max out your contribution every year you can.

• Make automatic contributions.

You can make regular contributions to your IRA by taking advantage of Vanguard’s Automatic Investment Plan, which deducts your contributions from your bank account on a schedule you select—making retirement investing a healthy habit.

• Keep your savings on course.

Unless you’ve invested in a Vanguard Target Retirement Fund, you should rebalance your account periodically to ensure that your target asset allocations are aligned to meet your retirement objectives.

• Protect those you care about.

You determine who will receive your retirement assets after your death, so it’s important to keep your beneficiary designations up to date. They will generally override any other instructions—even those in your will.

• Adopt a long-term approach.

A successful investment strategy requires a long-term perspective and staying on course—even when the financial markets are declining. Market-timing and performance-chasing are losing strategies that can cause you to stray from the path to your retirement goals.

If you have any questions about IRAs or would like to talk to a Vanguard retirement specialist, call 800-205-6189.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (133)	Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES
Charles D. Ellis (1937) January 2001	Trustee (133)	Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta (1945) December 2001**	Trustee (133)	Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (133)	Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (130)	Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund) (since November 2001), Vanguard Group (Ireland) Limited (investment management) (since November 2001), BKF Capital (investment management), The Jeffrey Co. (holding company), and CareGain, Inc. (health care management).

André F. Perold (1952) December 2004	Trustee (133)	George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers. Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (133)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (133)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

EXECUTIVE OFFICERS*
R. Gregory Barton (1951) June 2001	Secretary (133)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies served by The Vanguard Group since June 2001.

Thomas J. Higgins (1957) July 1998	Treasurer (133)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
**	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.

John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600
Valley
Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Vanguard IRA, Vanguard Brokerage Services, VIPER, VIPERs, Admiral, PlainTalk , and the ship logo are trademarks of The Vanguard Group, Inc.

The funds or securities referred to herein that are offered by The Vanguard Group and track an MSCI index are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For such funds or securities, the prospectus or the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information

This report is intended for the funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 800- 662-2739. They are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-942- 8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549–0102.

World Wide Web
www.vanguard.com

Fund Information
800-662-7447

Direct Investor
Account Services
800-662-2739

Institutional Investor
Services
800-523-1036

Text Telephone
800-952-3335

© 2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q482 082005

Vanguard® U.S. Stock Index Funds Mid-Capitalization Portfolios

June 30, 2005

CONTENTS

1	CHAIRMAN'S LETTER

7	FUND PROFILES

9	GLOSSARY OF INVESTMENT TERMS

10	PERFORMANCE SUMMARIES

12	FINANCIAL STATEMENTS

33	ABOUT YOUR FUND'S EXPENSES

35	ADVISORY AGREEMENT

SUMMARY

•	During the first six months of 2005, the Investor Shares of Vanguard Extended Market Index Fund returned 2.0%, and those of Vanguard Mid-Cap Index Fund returned 4.0%.

•	Both funds matched their objectives of closely tracking their respective indexes.

•	The Mid-Cap Index Fund outpaced the average mid-capitalization core fund by a significant margin.

VANGUARD’S PLEDGE TO CLIENTS

We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do.

We will:

•	Put your interests first at all times.

•	Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.

•	Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.

•	Communicate candidly not only about the rewards of investing but also about the risks and costs.

•	Maintain highly effective controls to safeguard your assets and protect your confidential information.

•	Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Want less clutter in your mailbox? Just register with Vanguard.com® and opt to get fund reports online.	Mid-Cap Index Fund

CHAIRMAN'S LETTER

Dear Shareholder,

Returns for the six-month period ended June 30, 2005, were modest. The Investor Shares of Vanguard Extended Market Index Fund and Vanguard Mid-Cap Index Fund posted six-month returns of 2.0% and 4.0%, respectively. Returns were slightly higher for the lower-cost Admiral and Institutional Shares.

Total Returns	Six Months Ended June 30, 2005
Vanguard Extended Market Index Fund
Investor Shares	2.0%
Admiral Shares	2.1
Institutional Shares	2.1
VIPER Shares
Market Price	2.2
Net Asset Value	2.1
Spliced Extended Market Index*	2.0
Average Mid-Cap Core Fund**	2.1

Vanguard Mid-Cap Index Fund
Investor Shares	4.0%
Admiral Shares	4.0
Institutional Shares	4.1
VIPER Shares
Market Price	4.1
Net Asset Value	4.0
MSCI US Mid Cap 450 Index	3.9
Average Mid-Cap Core Fund**	2.1

*Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index thereafter. **Derived from data provided by Lipper Inc.

On June 17, the Extended Market Index Fund changed its target benchmark, on an interim basis, to the Standard & Poor's Transitional Completion Index, a transition that was completed without adverse tax or transaction-cost consequences. This was the first step toward changing the fund's benchmark to the S&P Completion Index; the change will be completed by the end of this year. The fund's transition to the new benchmark, which incorporates many construction methodologies endorsed by Vanguard, is not expected to cause any adverse tax consequences for the shareholders.

The table at left shows the total returns for the funds' various share classes, in addition to the returns for the funds' target indexes and the average mid-cap core fund. For more information about per-share distributions and changes in net asset values, see page 5.

1

Admiral™Shares
A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Institutional Shares
This class of shares also carries low expenses and is available for a minimum investment of $5 million.

VIPER®Shares
Traded on the American Stock Exchange, VIPERs®(U.S. Pat. No. 6,879,964 B2) are available only through brokers. The tables on page 6 shows VIPER returns based on both the AMEX market price and the net asset value for a share.

STOCKS MADE LITTLE HEADWAY

Following a formidable rally to close out 2004, U.S. stocks at different times stumbled and surged during the first half of 2005, but the net effect was a flat finish for the broad market, as measured by the Dow Jones Wilshire 5000 Composite Index.

Investors were cheered as home-buying activity remained high, knowing that new homeowners fuel the economy by buying appliances and other home furnishings. But the market also faced crosscurrents: rising short-term interest rates and gas prices (which can curtail consumer spending); and mounting trade and budget deficits. Some analysts wondered if even the home-buying spree was a problem, given the rising proportion of buyers who are speculating on real estate.

Value stocks-those with prices below average, given the companies' book value and other criteria--prolonged their five-year roll of outperforming growth stocks, which dominated the market in the late 1990s. In a reversal of recent trends, returns for large-capitalization stocks topped those of the market's smaller companies. International stocks outperformed their U.S. counterparts; however, a strengthening dollar wiped out most of that edge for U.S. investors. The dollar rallied as the gap between short-term interest rates in the States and in Europe widened.

Market Barometer	Total Returns Periods Ended June 30, 2005
	Six Months	One Year	Five Years*
Stocks
Russell 1000 Index (Large-caps)	0.1%	7.9%	-1.9%
Russell 2000 Index (Small-caps)	-1.3	9.4	5.7
Dow Jones Wilshire 5000 Index	0.0	8.4	-1.3
(Entire market)
MSCI All Country World Index
ex USA (International)	0.3	17.0	0.8

Bonds
Lehman Aggregate Bond Index	2.5%	6.8%	7.4%
(Broad taxable market)
Lehman Municipal Bond Index	2.9	8.2	6.9
Citigroup 3-Month Treasury Bill Index	1.3	2.0	2.5

CPI
Consumer Price Index	2.2%	2.5%	2.4%

*Annualized.

2

THE BOND MARKET’S DICHOTOMY PERSISTED

The Lehman Brothers Aggregate Bond Index, which reflects the performance of the taxable investment-grade bond market, gained 2.5% during the six months. U.S. government and municipal issues performed best, while corporate securities matched the index return and mortgage-backed debt trailed.

The Federal Reserve Board raised the target federal funds rate in four equal steps, leaving it at 3.25% at the end of the period. The yield of the 3-month U.S. Treasury bill moved in sync, closing the period at 3.12%. Long-term rates refused to follow, their prices propped up by demand for the securities from foreign buyers and pension funds. The yield of the 10-year Treasury note finished the period at 3.91%, a drop of 31 basis points (0.31 percentage point) over the six months. The yield of the 30-year Treasury bond fell 64 basis points to 4.19%.

THE FUNDS PRODUCED GAINS IN A CHALLENGING PERIOD

The six-month results for both funds were reasonably good, considering that the first half of 2005 was generally a fallow period for stocks. The 2.0% return of the Extended Market Index Fund’s Investor Shares matched that of its chain-linked target, and the 4.0% return of the Mid-Cap Index Fund’s Investor Shares slightly bested the 3.9% return of the Morgan Stanley Capital International (MSCI) US Mid Cap 450 Index.

The Extended Market Index Fund benefited from positive returns in 8 of its 12 industry sectors. The strongest results came from the health care, utilities, and “other energy” sectors, the last of which consists of companies that provide exploration, research, and other services to oil drillers. The “other energy” group had a six-month return of almost 23%, and alone accounted for more than half of the fund’s 2.0% return. The fund’s holdings in the economically sensitive financial services sector (its largest industry group)

Annualized Expense Ratios:* Your fund compared with its peer group
Expense Ratio
Extended Market Index Fund
Investor Shares	0.25%
Admiral Shares	0.10
Institutional Shares	0.07
VIPER Shares	0.09
Average Mid-Cap Core Fund	1.54

Mid-Cap Index Fund
Investor Shares	0.22%
Admiral Shares	0.13
Institutional Shares	0.08
VIPER Shares	0.13
Average Mid-Cap Core Fund	1.54

*Fund expense ratios reflect the six months ended June 30, 2005. Peer group for both the Extended Market Index Fund and the Mid-Cap Index Fund is the Average Mid-Cap Core Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and captures information through year-end 2004.

3

produced modest gains for the period. Technology stocks also came up short in both the fund and the index.

The Mid-Cap Index Fund also saw gains in 8 of its 12 industry sectors. The best showing was the 30% return posted by large integrated oils companies, a gain driven by rising oil prices and global demand. As was the case for the Extended Market Index Fund, the “other energy” sector was a leading contributor, adding 2.3 percentage points to the fund’s return. The utilities and health care sectors also provided solid returns. Once again, technology was the worst-performing sector.

STAY FOCUSED ON LONG-TERM SUCCESS

The markets and the news media tend to focus on what to do now. As we never get tired of reminding Vanguard’s clients, successful long-term investing doesn’t mean paying attention to yesterday’s performance, today’s news, or analysts’ predictions for tomorrow. Instead, reaching your long-term goals requires a more patient approach.

Whether the stock market rises or falls sharply or, as in the past six months, meanders sideways, long-term success is much more likely when you ignore the daily noise of the marketplace and maintain a steady, diversified mix of low-cost stock, bond, and short-term investments tailored to your circumstances. I hope you take advantage of our website, Vanguard.com, where you’ll find extensive information and useful tools to help you apply these principles to your own portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JULY 15, 2005

4

Your Fund's Performance at a Glance		December 31, 2004-June 30, 2005

			Distributions Per Share
	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains
Extended Market Index Fund
Investor Shares	$31.36	$31.98	$0.000	$0.000
Admiral Shares	31.36	32.01	0.000	0.000
Institutional Shares	31.38	32.03	0.000	0.000
VIPER Shares	82.74	84.45	0.000	0.000

Mid-Cap Index Fund
Investor Shares	$15.64	$16.26	$0.000	$0.000
Admiral Shares	70.92	73.77	0.000	0.000
Institutional Shares	15.67	16.31	0.000	0.000
VIPER Shares	57.32	59.62	0.000	0.000

5

Extended Market Index Fund VIPER Shares Premium/Discount: December 27, 2001*-June 30, 2005
	Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
Basis Point Differential**	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0-24.9	462	52.26%	341	38.58%
25-49.9	50	5.66	22	2.49
50-74.9	3	0.34	4	0.45
75-100.0	1	0.11	1	0.11
>100.0	0	0.00	0	0.00

Total	516	58.37%	368	41.63%

Mid-Cap Index Fund VIPER Shares Premium/Discount: January 26, 2004*-June 30, 2005
	Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
Basis Point Differential**	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0-24.9	178	49.17%	182	50.27%
25-49.9	0 ;	0.00	1	0.28
50-74.9	0	0.00	0	0.00
75-100.0	0	0.00	1	0.28
>100.0	0	0.00	0	0.00

Total	178	49.17%	184	50.83%

*Inception
**One basis point equals 1/100th of 1%.

6

FUND PROFILES
As of 6/30/2005	These Profiles provide snapshots of each fund’s characteristics, compared where indicated with the fund’s target index and a broad market index. Key terms are defined on page 9.

EXTENDED MARKET INDEX FUND
Portfolio Characteristics
	Fund	Target Index*	Broad Index**
Number of Stocks	3,618	4,322	4,937
Median Market Cap	$2.4B	$2.6B	$25.0B
Price/Earnings Ratio	24.4x	24.9x	21.7x
Price/Book Ratio	2.5x	2.5x	2.8x
Yield		1.1%	1.6%
Investor Shares	0.9%
Admiral Shares	1.1%
Institutional Shares	1.1%
VIPER Shares	1.1%
Return on Equity	11.8%	11.5%	18.3%
Earnings Growth Rate	13.3%	13.8%	9.7%
Foreign Holdings	0.6%	0.6%	1.1%
Turnover Rate	18%†	—	—
Expense Ratio		—	—
Investor Shares	0.25%†
Admiral Shares	0.10%†
Institutional Shares	0.07%†
VIPER Shares	0.09%†
Short-Term Reserves	0%	—	—

Volatility Measures
	Fund	Spliced Index††	Fund	Broad Index**
R-Squared	1.00	1.00	0.87	1.00
Beta	1.01	1.00	1.03	1.00

Sector Diversification (% of portfolio)
	Fund	Target Index*	Broad Index**
Auto & Transportation	3%	3%	2%
Consumer Discretionary	22	22	16
Consumer Staples	2	4	7
Financial Services	26	24	22
Health Care	12	11	13
Integrated Oils	0	0	4
Other Energy	6	6	4
Materials & Processing	6	6	4
Producer Durables	6	6	5
Technology	10	9	12
Utilities	5	5	7
Other	2	4	4

Ten Largest Holdings (% of total net assets)
Berkshire Hathaway Inc.	2.1%
(financial services)

Google Inc.	1.6
(media)

Genentech, Inc.	1.1
(biotechnology)

Liberty Media Corp.	0.8
(media)

Genworth Financial, Inc.	0.5
(insurance)

Accenture Ltd.	0.4
(business services)

Liberty Global Inc. Class A	0.4
(telecommunciations services)

Juniper Networks, Inc.	0.4
(computer hardware)

Legg Mason Inc.	0.4
(financial services)

MGM Mirage, Inc.	0.4
(leisure)

Top Ten	8.1%

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

*S&P Transitional Completion Index.
**Dow Jones Wilshire 5000 Index.
† Annualized. Turnover rate includes activity related to a change in the fund’s index.
††Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index thereafter.

7

FUND PROFILES (CONTINUED)
MID-CAP INDEX FUND
Portfolio Characteristics
	Fund	Target Index*	Broad Index**
Number of Stocks	453	451	4,937
Median Market Cap	$5.8B	$5.9B	$25.0B
Price/Earnings Ratio	21.2x	21.2x	21.7x
Price/Book Ratio	2.6x	2.6x	2.8x
Yield		1.3%	1.6%
Investor Shares	1.1%
Admiral Shares	1.2%
Institutional Shares	1.2%
VIPER Shares	1.2%
Return on Equity	14.5%	14.5%	18.3%
Earnings Growth Rate	12.6%	12.6%	9.7%
Foreign Holdings	1.2%	1.2%	1.1%
Turnover Rate	20%†	—	—
Expense Ratio		—	—
Investor Shares	0.22%†
Admiral Shares	0.13%†
Institutional Shares	0.08%†
VIPER Shares	0.13%†
Short-Term Reserves	0%	—	—

Volatility Measures
	Fund	Spliced Index††	Fund	Broad Index**
R-Squared	1.00	1.00	0.90	1.00
Beta	1.01	1.00	1.01	1.00

Sector Diversification (% of portfolio)
	Fund	Target Index*	Broad Index**
Auto & Transportation	2%	2%	2%
Consumer Discretionary	18	18	16
Consumer Staples	3	3	7
Financial Services	21	21	22
Health Care	9	9	13
Integrated Oils	1	1	4
Other Energy	9	9	4
Materials & Processing	8	8	4
Producer Durables	7	7	5
Technology	12	12	12
Utilities	9	9	7
Other	1	1	4

Ten Largest Holdings (% of total net assets)
EOG Resources, Inc.	0.7%
(energy and utilities)

Coach, Inc.	0.6
(retail)

Starwood Hotels & Resorts Worldwide, Inc.	0.6
(leisure)

PPL Corp.	0.5
(energy and utilities)

XTO Energy, Inc.	0.5
(energy and utilities)

Liberty Global Inc. Class A	0.5
(telecommunciations services)

D. R. Horton, Inc.	0.5
(construction)

Williams Cos., Inc.	0.5
(construction)

Legg Mason Inc.	0.5
(financial services)

Constellation Energy Group, Inc.	0.5
(energy and utilities)

Top Ten	5.4%

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

*MSCI US Mid Cap 450 Index.
**Dow Jones Wilshire 5000 Index.
†Annualized.
††S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.

          Visit our website at Vanguard.com
for regularly updated fund information.

8

GLOSSARY OF INVESTMENT TERMS

Beta.   A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared.   A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield.   A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

9

PERFORMANCE SUMMARIES
As of 6/30/2005	All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

EXTENDED MARKET INDEX FUND

Fiscal-Year Total Returns (%) December 31,1994-June 30,2005

*Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index thereafter.
**Six Months Ended June 30, 2005.
Note: See Financial Highlights tables on pages 21–24 for dividend and capital gains information.

Average Annual Total Returns for periods ended June 30, 2005
				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Extended Market Index Fund
Investor Shares*	12/21/1987	14.16%	1.74%	9.50%	1.12%	10.62%
Admiral Shares**	11/13/2000	14.30	4.78**	—	—	—
Institutional Shares	7/7/1997	14.35	1.90	6.63**	1.18**	7.81**
VIPER Shares	12/27/2001
Market Price		14.43	10.67**	—	—	—
Net Asset Value		14.28	10.68**	—	—	—

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000. **Return since inception.

10

MID-CAP INDEX FUND

Fiscal-Year Total Returns (%) May 21,1998-June 30,2005

  *S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.
**Six months ended June 30, 2005.
Note: See Financial Highlights tables on pages 25–28 for dividend and capital gains information.

Average Annual Total Returns for periods ended June 30, 2005
				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Mid-Cap Index Fund
Investor Shares*	5/21/1998	18.28%	9.02%	10.24%	0.82%	11.06%
Admiral Shares	11/12/2001	18.40	12.89**	—	—	—
Institutional Shares	5/21/1998	18.53	9.20	10.28**	0.94**	11.22**
VIPER Shares	1/26/2004
Market Price		18.53	13.58**	—	—	—
Net Asset Value		18.37	13.50**	—	—	—

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000. **Return since inception.

11

As of 6/30/2005	FINANCIAL STATEMENTS (UNAUDITED)

The Statement of Net Assets-an integral part of the Financial Statements for the Vanguard Extended Market Index Fund--is included as an insert to this report. The Mid-Cap Index Fund's Statement of Net Assets is provided below.

STATEMENT OF NET ASSETS

This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund's semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC's website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room (see the back cover of this report for further information).

Mid-Cap Index Fund	Shares	Market Value^ (000)
COMMON STOCKS (99.8%)(1)

Auto & Transportation (1.9%)
CSX Corp.	1,074,993	$ 45,859
Genuine Parts Co.	873,904	35,909
Expeditors International of
Washington, Inc.	533,590	26,578
C.H. Robinson Worldwide, Inc.	403,070	23,459
Gentex Corp.	742,658	13,516
Lear Corp.	337,600	12,282
Delphi Corp.	2,532,246	11,775
Dana Corp.	752,965	11,302
* JetBlue Airways Corp.	392,207	8,017
* TRW Automotive Holdings Corp.	137,788	3,377

		192,074

Consumer Discretionary (18.4%)
* Coach, Inc.	1,913,826	64,247
Starwood Hotels &
Resorts Worldwide, Inc.	1,044,632	61,184
* Liberty Global Inc. Class A	1,193,867	55,718
Hilton Hotels Corp.	1,835,246	43,771
* Sirius Satellite Radio, Inc.	6,005,126	38,913
* Fisher Scientific
International Inc.	586,902	38,090
* XM Satellite Radio
Holdings, Inc.	1,108,435	37,310
Black & Decker Corp.	410,859	36,916
* VeriSign, Inc.	1,267,685	36,459
Nordstrom, Inc.	525,733	35,734
* Office Depot, Inc.	1,563,430	35,709

12

Mid-Cap Index Fund	Shares	Market Value^ (000)
R.R. Donnelley & Sons Co.	1,023,942	$ 35,336
Newell Rubbermaid, Inc.	1,375,097	32,782
* Chico’s FAS, Inc.	893,704	30,636
Abercrombie & Fitch Co.	436,101	29,960
* Toys R Us, Inc.	1,076,049	28,494
Dollar General Corp.	1,393,695	28,376
Michaels Stores, Inc.	674,403	27,900
Wendy’s International, Inc.	570,269	27,173
Republic Services, Inc. Class A	748,882	26,967
Royal Caribbean Cruises, Ltd.	547,569	26,480
Harman International
Industries, Inc.	322,129	26,208
* Interpublic Group of Cos., Inc.	2,115,972	25,773
VF Corp.	444,603	25,440
Leggett & Platt, Inc.	954,940	25,382
* MGM Mirage, Inc.	629,569	24,918
Darden Restaurants Inc.	755,100	24,903
Tiffany & Co.	727,943	23,847
* Advance Auto Parts, Inc.	367,872	23,746
Knight Ridder	385,283	23,633
Whirlpool Corp.	332,328	23,300
* Telewest Global, Inc.	980,659	22,339
PETsMART, Inc.	729,940	22,154
* Mohawk Industries, Inc.	266,802	22,011
Liz Claiborne, Inc.	543,024	21,591
New York Times Co. Class A	688,973	21,462
Foot Locker, Inc.	780,055	21,233
Ross Stores, Inc.	734,389	21,231
Family Dollar Stores, Inc.	796,981	20,801
Robert Half International, Inc.	822,673	20,542
Fastenal Co.	322,672	19,767
* Williams-Sonoma, Inc.	497,810	19,698
ServiceMaster Co.	1,454,923	19,481
* AutoNation, Inc.	930,404	19,092
Jones Apparel Group, Inc.	612,366	19,008
CDW Corp.	332,565	18,986
* Getty Images, Inc.	255,437	18,969
* Career Education Corp.	512,779	18,773
The Stanley Works	409,700	18,658
* Lamar Advertising Co. Class A	426,709	18,250
Manpower Inc.	449,672	17,888
* ChoicePoint Inc.	443,809	17,775
* Brinker International, Inc.	442,773	17,733
RadioShack Corp.	753,109	17,450
American Eagle Outfitters, Inc.	554,708	17,002
GTECH Holdings Corp.	580,864	16,984
Alberto-Culver Co. Class B	388,734	16,844
Hasbro, Inc.	799,211	16,616
Circuit City Stores, Inc.	959,485	16,590
* Monster Worldwide Inc.	567,513	16,276
Station Casinos, Inc.	232,110	15,412
Aramark Corp. Class B	574,953	15,179
Outback Steakhouse	333,221	15,075
* Iron Mountain, Inc.	485,383	15,057
International Flavors &
Fragrances, Inc.	401,830	14,554
* Pixar, Inc.	290,063	14,518
The Neiman Marcus Group, Inc.
Class A	147,393	14,285
* CarMax, Inc.	521,307	13,893
Sabre Holdings Corp.	680,001	13,566
* Dollar Tree Stores, Inc.	538,011	12,912
Polo Ralph Lauren Corp.	297,842	12,840
Belo Corp. Class A	497,087	11,915
* Wynn Resorts Ltd.	245,055	11,584
* Weight Watchers
International, Inc.	208,295	10,750
Boyd Gaming Corp.	197,134	10,079
Reebok International Ltd.	233,850	9,782
Meredith Corp.	192,667	9,452
* Allied Waste Industries, Inc.	1,165,225	9,240
Dex Media, Inc.	376,608	9,193
* Rent-A-Center, Inc.	374,435	8,721
International Speedway Corp.	144,780	8,145
Westwood One, Inc.	378,366	7,730
The McClatchy Co. Class A	102,049	6,678
The Neiman Marcus Group, Inc.
Class B	63,466	6,137
* Entercom Communications Corp.	179,454	5,974
* Hewitt Associates, Inc.	189,944	5,035
* Columbia Sportswear Co.	79,979	3,950
* DreamWorks Animation SKG, Inc.	147,690	3,869
Regal Entertainment Group
Class A	199,291	3,763
* Citadel Broadcasting Corp.	284,641	3,259
Hearst-Argyle Television Inc.	128,816	3,156
* Cox Radio, Inc.	199,235	3,138
Harrah’s Entertainment, Inc.	27	2

		1,889,352

Consumer Staples (2.9%)
Whole Foods Market, Inc.	322,522	38,154
UST, Inc.	826,760	37,750
* Constellation Brands, Inc.
Class A	964,474	28,452
* Dean Foods Co.	745,712	26,279
SuperValu Inc.	675,908	22,041
The Pepsi Bottling Group, Inc.	741,933	21,227
Molson Coors Brewing Co.
Class B	340,224	21,094
Tyson Foods, Inc.	1,132,320	20,155
McCormick & Co., Inc.	604,356	19,750
J.M. Smucker Co.	278,436	13,070
* Smithfield Foods, Inc.	444,033	12,109
Brown-Forman Corp. Class B	194,972	11,788

13

Mid-Cap Index Fund	Shares	Market Value^ (000)
Carolina Group	341,891	$ 11,392
Hormel Foods Corp.	381,816	11,199
PepsiAmericas, Inc.	346,959	8,903

		303,363

Financial Services (21.2%)
Legg Mason Inc.	503,539	52,423
The Chicago
Mercantile Exchange	170,529	50,391
Vornado Realty Trust REIT	575,723	46,288
General Growth
Properties Inc. REIT	1,116,316	45,869
CIT Group Inc.	1,051,808	45,196
Sovereign Bancorp, Inc.	1,895,132	42,337
* Fiserv, Inc.	967,160	41,540
Archstone-Smith Trust REIT	999,751	38,610
Boston Properties, Inc. REIT	546,122	38,229
ProLogis REIT	920,299	37,033
T. Rowe Price Group Inc.	577,084	36,125
Synovus Financial Corp.	1,240,941	35,578
Jefferson-Pilot Corp.	684,605	34,518
SAFECO Corp.	634,643	34,487
Plum Creek Timber Co. Inc. REIT	918,628	33,346
Zions Bancorp	449,441	33,047
Popular, Inc.	1,267,438	31,927
MGIC Investment Corp.	484,234	31,582
Cincinnati Financial Corp.	794,593	31,434
Hudson City Bancorp, Inc.	2,694,638	30,746
Fidelity National Financial, Inc.	833,641	29,753
Avalonbay Communities, Inc.
REIT	361,713	29,226
Host Marriott Corp. REIT	1,665,205	29,141
Torchmark Corp.	540,937	28,237
Kimco Realty Corp. REIT	478,130	28,167
UnumProvident Corp.	1,483,524	27,178
Public Storage, Inc. REIT	420,244	26,580
Huntington Bancshares Inc.	1,098,550	26,519
Compass Bancshares Inc.	587,320	26,429
* Ameritrade Holding Corp.	1,412,058	26,250
Everest Re Group, Ltd.	281,193	26,151
* E*TRADE Financial Corp.	1,849,521	25,875
* Providian Financial Corp.	1,466,642	25,857
First Horizon National Corp.	585,267	24,698
Hibernia Corp. Class A	736,999	24,454
Equifax, Inc.	675,857	24,135
White Mountains
Insurance Group Inc.	37,723	23,799
Developers Diversified
Realty Corp. REIT	513,755	23,612
iStar Financial Inc. REIT	557,293	23,178
Commerce Bancorp, Inc.	754,179	22,859
Duke Realty Corp. REIT	713,422	22,587
Old Republic International Corp.	866,632	21,917
Radian Group, Inc.	459,668	21,706
New York Community
Bancorp, Inc.	1,193,929	21,634
Assurant, Inc.	594,338	21,456
* The Dun & Bradstreet Corp.	347,600	21,430
Mercantile Bankshares Corp.	409,554	21,104
Associated Banc-Corp	616,191	20,741
W.R. Berkley Corp.	569,164	20,308
The Macerich Co. REIT	296,468	19,878
Apartment Investment &
Management Co.
Class A REIT	474,096	19,400
Allied Capital Corp.	665,090	19,361
Regency Centers Corp. REIT	334,222	19,118
Liberty Property Trust REIT	428,386	18,982
The PMI Group Inc.	476,567	18,577
Health Care Properties
Investors REIT	667,370	18,046
AMB Property Corp. REIT	414,929	18,020
Janus Capital Group Inc.	1,182,102	17,779
PartnerRe Ltd.	275,229	17,730
A.G. Edwards & Sons, Inc.	381,503	17,225
Weingarten Realty Investors
REIT	423,804	16,622
RenaissanceRe Holdings Ltd.	337,487	16,618
TCF Financial Corp.	614,431	15,901
Leucadia National Corp.	405,100	15,649
* DST Systems, Inc.	322,036	15,071
Hospitality Properties Trust REIT	341,860	15,066
City National Corp.	209,779	15,043
* Markel Corp.	44,330	15,028
Commerce Bancshares, Inc.	286,855	14,460
Astoria Financial Corp.	502,515	14,307
Fulton Financial Corp.	790,246	14,224
Axis Capital Holdings Ltd.	500,391	14,161
Independence Community
Bank Corp.	382,259	14,117
New Plan Excel Realty Trust
REIT	513,328	13,947
Protective Life Corp.	329,958	13,931
Eaton Vance Corp.	566,625	13,548
Brown & Brown, Inc.	294,757	13,246
* CheckFree Corp.	385,908	13,144
Federated Investors, Inc.	429,899	12,901
Investors Financial
Services Corp.	334,339	12,645
Arthur J. Gallagher & Co.	460,755	12,500
SEI Corp.	333,149	12,443
Fair, Isaac, Inc.	338,278	12,347
TD Banknorth, Inc.	404,412	12,051

14

Mid-Cap Index Fund	Shares	Market Value^ (000)
Unitrin, Inc.	242,298	$ 11,897
* WellChoice Inc.	168,149	11,681
Valley National Bancorp	495,034	11,574
Nuveen Investments, Inc.
Class A	302,140	11,367
Wilmington Trust Corp.	304,782	10,975
Nationwide Financial
Services, Inc.	284,255	10,785
Friedman, Billings,
Ramsey Group, Inc. REIT	722,366	10,330
Dow Jones & Co., Inc.	262,173	9,294
Erie Indemnity Co. Class A	142,170	7,713
BlackRock, Inc.	95,029	7,645
Doral Financial Corp.	459,810	7,605
Mercury General Corp.	136,785	7,458
Transatlantic Holdings, Inc.	132,053	7,371
* CapitalSource Inc.	325,493	6,389
BOK Financial Corp.	103,678	4,782
Total System Services, Inc.	198,220	4,777
Student Loan Corp.	20,148	4,429
Capitol Federal Financial	111,140	3,832

		2,178,677

Health Care (9.2%)
AmerisourceBergen Corp.	556,015	38,448
* Coventry Health Care Inc.	531,544	37,607
C.R. Bard, Inc.	524,052	34,855
* Laboratory Corp. of America
Holdings	682,546	34,059
* Celgene Corp.	823,759	33,585
* MedImmune Inc.	1,244,634	33,257
* Express Scripts Inc.	646,365	32,305
Health Management
Associates Class A	1,221,036	31,967
* Sepracor Inc.	525,798	31,553
* PacifiCare Health Systems, Inc.	433,639	30,984
* Humana Inc.	757,675	30,110
* Hospira, Inc.	742,019	28,939
IMS Health, Inc.	1,160,627	28,749
* Tenet Healthcare Corp.	2,335,184	28,583
Mylan Laboratories, Inc.	1,347,195	25,920
* Varian Medical Systems, Inc.	668,216	24,945
* Patterson Cos	515,520	23,240
* Barr Pharmaceuticals Inc.	462,093	22,522
* DaVita, Inc.	488,297	22,208
* Triad Hospitals, Inc.	406,101	22,189
Omnicare, Inc.	521,178	22,114
Bausch & Lomb, Inc.	265,924	22,072
* Invitrogen Corp.	258,010	21,490
* Health Net Inc.	555,518	21,199
DENTSPLY International Inc.	383,517	20,710
* IVAX Corp.	961,969	20,682
* Lincare Holdings, Inc.	502,073	20,505
Beckman Coulter, Inc.	310,312	19,727
* Henry Schein, Inc.	433,177	17,986
Manor Care, Inc.	431,422	17,140
Universal Health Services
Class B	274,131	17,045
* Community Health Systems, Inc.	437,658	16,539
* Watson Pharmaceuticals, Inc.	520,324	15,381
* WebMD Corp.	1,489,979	15,302
* Millennium
Pharmaceuticals, Inc.	1,530,450	14,187
* Millipore Corp.	249,396	14,148
* King Pharmaceuticals, Inc.	1,210,147	12,610
* Kinetic Concepts, Inc.	206,604	12,396
* Cephalon, Inc.	291,474	11,604
* ImClone Systems, Inc.	332,740	10,305
* American Pharmaceuticals
Partners, Inc.	105,760	4,363

		943,530

Integrated Oils (0.8%)
Amerada Hess Corp.	412,738	43,961
Murphy Oil Corp.	828,774	43,287

		87,248

Other Energy (9.2%)
EOG Resources, Inc.	1,186,941	67,418
XTO Energy, Inc.	1,650,341	56,095
Williams Cos., Inc.	2,765,227	52,539
GlobalSantaFe Corp.	1,138,714	46,460
* Nabors Industries, Inc.	748,221	45,357
BJ Services Co.	813,006	42,667
Sunoco, Inc.	365,913	41,597
Noble Corp.	669,172	41,161
* National-Oilwell Varco Inc.	842,481	40,052
* Weatherford International Ltd.	679,870	39,419
El Paso Corp.	3,218,902	37,082
Peabody Energy Corp.	646,568	33,647
Smith International, Inc.	524,750	33,427
Noble Energy, Inc.	434,866	32,898
Pioneer Natural Resources Co.	718,863	30,250
Chesapeake Energy Corp.	1,283,039	29,253
ENSCO International, Inc.	756,737	27,053
CONSOL Energy, Inc.	455,903	24,427
* Newfield Exploration Co.	591,854	23,609
Premcor, Inc.	312,347	23,170
* Ultra Petroleum Corp.	752,668	22,851
Patterson-UTI Energy, Inc.	801,587	22,308
* Pride International, Inc.	790,826	20,324
Equitable Resources, Inc.	290,086	19,726
Diamond Offshore Drilling, Inc.	322,448	17,228
* Cooper Cameron Corp.	271,108	16,822
Pogo Producing Co.	323,179	16,779

15

Mid-Cap Index Fund	Shares	Market Value^ (000)
Rowan Cos., Inc.	538,008	$ 15,984
* Cimarex Energy Co.	405,692	15,785
* NRG Energy	400,167	15,046

		950,434

Materials & Processing (7.5%)
Phelps Dodge Corp.	477,779	44,195
American Standard Cos., Inc.	912,436	38,249
Georgia Pacific Group	1,162,258	36,960
Nucor Corp.	796,134	36,320
Bunge Ltd.	552,132	35,005
Freeport-McMoRan
Copper & Gold, Inc. Class B	895,748	33,537
Vulcan Materials Co.	512,427	33,303
The St. Joe Co.	360,725	29,414
Lyondell Chemical Co.	1,108,100	29,276
Sherwin-Williams Co.	601,186	28,310
MeadWestvaco Corp.	932,672	26,152
Precision Castparts Corp.	330,518	25,747
Avery Dennison Corp.	469,768	24,879
Fluor Corp.	419,204	24,142
Ashland, Inc.	323,937	23,281
Eastman Chemical Co.	389,820	21,499
* Sealed Air Corp.	418,090	20,817
* Energizer Holdings, Inc.	318,358	19,792
Temple-Inland Inc.	532,237	19,773
United States Steel Corp.	571,172	19,631
Sigma-Aldrich Corp.	345,407	19,357
Ball Corp.	522,120	18,775
* Owens-Illinois, Inc.	746,384	18,697
Engelhard Corp.	613,534	17,516
* Pactiv Corp.	744,553	16,067
* Jacobs Engineering Group Inc.	271,193	15,257
Bemis Co., Inc.	508,063	13,484
Smurfit-Stone Container Corp.	1,274,933	12,966
Sonoco Products Co.	468,072	12,404
Valspar Corp.	245,827	11,871
* The Mosaic Co.	665,172	10,350
Lafarge North America Inc.	158,626	9,905
Bowater Inc.	279,883	9,060
* Huntsman Corp.	443,500	8,990
Packaging Corp. of America	322,011	6,778

		771,759

Producer Durables (6.8%)
D. R. Horton, Inc.	1,404,677	52,830
Pulte Homes, Inc.	542,531	45,708
Centex Corp.	633,319	44,757
Rockwell Collins, Inc.	892,704	42,564
Parker Hannifin Corp.	601,336	37,289
Lennar Corp. Class A	549,324	34,855
KB HOME	407,226	31,043
Cooper Industries, Inc. Class A	463,578	29,623
* Toll Brothers, Inc.	286,271	29,071
* NVR, Inc.	30,243	24,497
* American Tower Corp. Class A	1,142,376	24,013
Goodrich Corp.	568,346	23,279
* Crown Castle International Corp.	1,118,645	22,731
* Waters Corp.	604,594	22,473
* Thermo Electron Corp.	800,227	21,502
W.W. Grainger, Inc.	385,545	21,124
Pentair, Inc.	478,988	20,505
American Power
Conversion Corp.	861,226	20,316
* LAM Research Corp.	698,679	20,220
Pall Corp.	620,366	18,834
Novellus Systems, Inc.	699,270	17,279
Diebold, Inc.	358,355	16,165
* Alliant Techsystems, Inc.	189,760	13,397
Molex, Inc.	501,801	13,067
Garmin Ltd.	298,287	12,752
* Teradyne, Inc.	973,600	11,654
Hubbell Inc. Class B	257,794	11,369
Tektronix, Inc.	449,260	10,454
Molex, Inc. Class A	217,130	5,098
Lennar Corp. Class B	63,528	3,737

		702,206

Technology (11.9%)
* Network Appliance, Inc.	1,705,804	48,223
Rockwell Automation, Inc.	921,771	44,899
L-3 Communications
Holdings, Inc.	547,498	41,927
* Computer Sciences Corp.	956,362	41,793
Autodesk, Inc.	1,148,510	39,474
National Semiconductor Corp.	1,778,044	39,170
* Marvell Technology Group Ltd.	999,251	38,012
* Flextronics International Ltd.	2,829,760	37,381
* Altera Corp.	1,863,070	36,926
* NCR Corp.	932,707	32,757
* Advanced Micro Devices, Inc.	1,836,834	31,851
* Cognizant Technology
Solutions Corp.	665,337	31,357
Microchip Technology, Inc.	1,037,030	30,717
* Affiliated Computer
Services, Inc. Class A	600,768	30,699
* Freescale Semiconductor Inc.
Class A	1,364,372	28,665
* Jabil Circuit, Inc.	857,796	26,360
Scientific-Atlanta, Inc.	760,789	25,311
* Comverse Technology, Inc.	988,957	23,389
Seagate Technology	1,278,713	22,441
Siebel Systems, Inc.	2,415,356	21,497
* NVIDIA Corp.	789,943	21,107
* McAfee Inc.	801,459	20,982
Harris Corp.	666,074	20,788
* BMC Software, Inc.	1,108,258	19,893

16

Mid-Cap Index Fund	Shares	Market Value^ (000)
* Storage Technology Corp.	533,093	$ 19,346
* SanDisk Corp.	814,970	19,339
Applera Corp.—Applied
Biosystems Group	982,189	19,320
* Tellabs, Inc.	2,200,615	19,145
* Cadence Design Systems, Inc.	1,352,436	18,474
* Citrix Systems, Inc.	847,457	18,356
* Avaya Inc.	2,161,329	17,982
* Solectron Corp.	4,727,965	17,919
Amphenol Corp.	442,668	17,782
* BEA Systems, Inc.	1,912,352	16,790
* LSI Logic Corp.	1,930,787	16,392
* Mercury Interactive Corp.	424,592	16,287
* International Rectifier Corp.	339,555	16,204
* NAVTEQ Corp.	404,718	15,047
* Zebra Technologies Corp.
Class A	342,125	14,982
* Ceridian Corp.	745,765	14,528
* Sanmina-SCI Corp.	2,625,781	14,363
* QLogic Corp.	460,947	14,229
Intersil Corp.	755,413	14,179
* Compuware Corp.	1,944,060	13,978
* Freescale Semiconductor, Inc.
Class B	637,453	13,501
* Synopsys, Inc.	727,667	12,130
Symbol Technologies, Inc.	1,206,542	11,909
* Novell, Inc.	1,903,916	11,804
* Red Hat, Inc.	861,299	11,283
* Agere Systems Inc.	907,039	10,884
* Unisys Corp.	1,695,441	10,732
* Ingram Micro, Inc. Class A	678,234	10,621
* JDS Uniphase Corp.	6,964,646	10,586
* Vishay Intertechnology, Inc.	851,579	10,108
* Fairchild Semiconductor
International, Inc.	601,073	8,866
National Instruments Corp.	278,038	5,894
AVX Corp.	305,188	3,699

		1,222,278

Utilities (8.6%)
PPL Corp.	946,086	56,179
Constellation Energy Group, Inc.	880,095	50,773
* AES Corp.	3,086,421	50,556
Sempra Energy	1,061,222	43,839
Kinder Morgan, Inc.	495,934	41,262
Cinergy Corp.	909,894	40,781
DTE Energy Co.	871,770	40,773
Xcel Energy, Inc.	2,003,402	39,106
* Cablevision Systems NY Group
Class A	1,103,323	35,527
KeySpan Corp.	869,449	35,387
NiSource, Inc.	1,354,182	33,489
MCI Inc.	1,206,282	31,014
* Qwest Communications
International Inc.	7,726,759	28,666
Questar Corp.	421,684	27,789
* NTL Inc.	350,875	24,007
Wisconsin Energy Corp.	585,252	22,825
SCANA Corp.	533,927	22,804
Citizens Communications Co.	1,678,395	22,558
Pepco Holdings, Inc.	940,213	22,509
Pinnacle West Capital Corp.	487,785	21,682
Energy East Corp.	734,963	21,299
CenturyTel, Inc.	570,375	19,752
TECO Energy, Inc.	1,033,275	19,539
CenterPoint Energy Inc.	1,386,098	18,310
DPL Inc.	632,858	17,372
NSTAR	533,641	16,452
Alliant Energy Corp.	568,009	15,989
MDU Resources Group, Inc.	534,150	15,047
* Nextel Partners, Inc.	592,084	14,903
Northeast Utilities	645,232	13,460
Telephone & Data Systems, Inc.	259,636	10,596
Telephone & Data Systems, Inc.
Special Common Shares	253,863	9,733
* U.S. Cellular Corp.	80,139	4,002

		887,980

Other (1.4%)
Textron, Inc.	619,378	46,980
ITT Industries, Inc.	438,907	42,850
Brunswick Corp.	457,183	19,805
SPX Corp.	375,883	17,283
Hillenbrand Industries, Inc.	278,473	14,077

		140,995

TOTAL COMMON STOCKS
(Cost $8,099,029)		10,269,896

17

Mid-Cap Index Fund	Shares	Market Value^ (000)
TEMPORARY CASH INVESTMENTS (2.6%)(1)

Money Market Fund (2.6%)
Vanguard Market Liquidity
Fund, 3.139%**	25,369,736	$ 25,370
Vanguard Market Liquidity
Fund, 3.139%**–Note E	234,310,800	234,311

		259,681

	Face
	Amount
	(000)

U.S. Agency Obligation (0.0%)
Federal Home Loan Mortgage Corp.†
(2) 3.002%, 7/19/2005	$2,000	1,997

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $261,678)		261,678

TOTAL INVESTMENTS (102.4%)
(Cost $8,360,707)		10,531,574

OTHER ASSETS AND LIABILITIES (–2.4%)

Other Assets—Note B		72,534
Security Lending Collateral
Payable to Brokers—Note E		(234,311)
Other Liabilities		(82,427)

		(244,204)

NET ASSETS (100%)		$10,287,370

^See Note A in Notes to Financial Statements.
  *Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.4%, respectively, of net assets.
See Note C in Notes to Financial Statements.
(2)Securities with a value of $1,997,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Amount (000)
AT JUNE 30, 2005, NET ASSETS CONSISTED OF:
Paid-in Capital	$8,103,265
Undistributed Net Investment Income	53,175
Accumulated Net Realized Losses	(39,896)
Unrealized Appreciation (Depreciation)
Investment Securities	2,170,867
Futures Contracts	(41)

NET ASSETS	$10,287,370

Investor Shares-Net Assets
Applicable to 364,056,224 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$5,918,945

NET ASSET VALUE PER SHARE-
INVESTOR SHARES	$16.26

Admiral Shares-Net Assets
Applicable to 21,505,829 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$1,586,576

NET ASSET VALUE PER SHARE-
ADMIRAL SHARES	$73.77

Institutional Shares-Net Assets
Applicable to 130,671,288 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$2,130,875

NET ASSET VALUE PER SHARE-
INSTITUTIONAL SHARES	$16.31

VIPER Shares-Net Assets
Applicable to 10,918,098 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$650,974

NET ASSET VALUE PER SHARE-
VIPER SHARES	$59.62

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

18

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

	Extended Market Index Fund	Mid-Cap Index Fund
	Six Months Ended June 30, 2005
	(000)	(000)
INVESTMENT INCOME
Income
Dividends	$44,266	$65,094
Interest	1,417	412
Security Lending	4,184	1,130

Total Income	49,867	66,636

Expenses
The Vanguard Group-Note B
Investment Advisory Services	95	79
Management and Administrative
Investor Shares	5,966	5,310
Admiral Shares	546	707
Institutional Shares	479	587
VIPER Shares	87	273
Marketing and Distribution
Investor Shares	410	459
Admiral Shares	116	113
Institutional Shares	186	187
VIPER Shares	23	28
Custodian Fees	101	148
Shareholders' Reports
Investor Shares	101	88
Admiral Shares	1	—
Institutional Shares	—	—
VIPER Shares	—	—
Trustees' Fees and Expenses	8	8

Total Expenses	8,119	7,987

NET INVESTMENT INCOME	41,748	58,649

REALIZED NET GAIN (LOSS)
Investment Securities Sold	108,103	368,891
Futures Contracts	1,945	946

REALIZED NET GAIN (LOSS)	110,048	369,837

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities	35,748	(3,476)
Futures Contracts	(365)	(465)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	35,383	(3,941)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$187,179	$424,545

19

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund’s net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

	Extended Market Index Fund		Mid-Cap Index Fund
	Six Months Ended June 30, 2005 (000)	Year Ended Dec. 31, 2004 (000)	Six Months Ended June 30, 2005 (000)	Year Ended Dec. 31, 2004 (000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$41,748	$86,405	$58,649	$87,602
Realized Net Gain (Loss)	110,048	143,384	369,837	244,104
Change in Unrealized Appreciation (Depreciation)	35,383	1,180,095	(3,941)	1,023,507

Net Increase (Decrease) in Net Assets
Resulting from Operations	187,179	1,409,884	424,545	1,355,213

Distributions
Net Investment Income
Investor Shares	—	(49,559)	—	(52,972)
Admiral Shares	—	(13,438)	—	(13,125)
Institutional Shares	—	(22,559)	—	(23,152)
VIPER Shares	—	(2,277)	—	(580)
Realized Capital Gain
Investor Shares	—	—	—	—
Admiral Shares	—	—	—	—
Institutional Shares	—	—	—	—
VIPER Shares	—	—	—	—

Total Distributions	—	(87,833)	—	(89,829)

Capital Share Transactions-Note F
Investor Shares	(78,496)	430,844	457,125	839,395
Admiral Shares	68,031	79,540	326,129	171,070
Institutional Shares	20,958	313,290	(18,527)	691,179
VIPER Shares	74,997	92,709	555,119	52,434

Net Increase (Decrease) from
Capital Share Transactions	85,490	916,383	1,319,846	1,754,078

Total Increase (Decrease)	272,669	2,238,434	1,744,391	3,019,462

Net Assets
Beginning of Period	9,203,741	6,965,307	8,542,979	5,523,517

End of Period	$9,476,410	$9,203,741	$10,287,370	$8,542,979

20

FINANCIAL HIGHLIGHTS

This table summarizes each fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

Extended Market Index Fund Investor Shares
		Year Ended December 31,
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$31.36	$26.66	$18.74	$23.09	$26.61	$37.07
Investment Operations
Net Investment Income	.13	.284	.207	.19	.203	.274
Net Realized and Unrealized Gain (Loss)
on Investments	.49	4.701	7.926	(4.36)	(2.703)	(6.041)

Total from Investment Operations	.62	4.985	8.133	(4.17)	(2.500)	(5.767)

Distributions
Dividends from Net Investment Income	—	(.285)	(.213)	(.18)	(.210)	(.263)
Distributions from Realized Capital Gains	—	—	—	—	(.810)	(4.430)

Total Distributions	—	(.285)	(.213)	(.18)	(1.020)	(4.693)

Net Asset Value, End of Period	$31.98	$31.36	$26.66	$18.74	$23.09	$26.61

Total Return*	1.98%	18.71%	43.43%	-18.06%	-9.13%	-15.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,508	$5,484	$4,259	$2,629	$3,115	$3,881
Ratio of Total Expenses to Average Net Assets	0.25%**	0.25%	0.26%	0.26%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets
Net Assets	0.87%**	1.05%	1.01%	0.88%	0.88%	0.81%
Portfolio Turnover Rate†	18%††	17%	8%	17%	20%	33%

*Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2000, or the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.
†Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
††Annualized. Includes activity related to a change in the fund’s target index.

21

FINANCIAL HIGHLIGHTS (CONTINUED)
Extended Market Index Fund Admiral Shares

	Six Months Ended June 30,	Year Ended December 31,				Nov. 13* to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$31.36	$26.66	$18.74	$23.09	$26.61	$31.89
Investment Operations
Net Investment Income	.16	.315	.221	.201	.213	.050
Net Realized and Unrealized Gain (Loss)
on Investments	.49	4.701	7.926	(4.360)	(2.703)	(1.736)

Total from Investment Operations	.65	5.016	8.147	(4.159)	(2.490)	(1.686)

Distributions
Dividends from Net Investment Income	—	(.316)	(.227)	(.191)	(.220)	(.274)
Distributions from Realized Capital Gains	—	—	—	—	.810)	(3.320)

Total Distributions	—	(.316)	(.227)	(.191)	(1.030)	(3.594)

Net Asset Value, End of Period	$32.01	$31.36	$26.66	$18.74	$23.09	$26.61

Total Return	2.07%	18.82%	43.51%	-18.02%	-9.09%	-4.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,453	$1,353	$1,075	$611	$735	$441
Ratio of Total Expenses to Average Net Assets	0.10%**	0.15%	0.20%	0.20%	0.20%	0.20%**
Ratio of Net Investment Income to Average Net
Assets	1.01%**	1.15%	1.07%	0.94%	0.94%	1.23%**
Portfolio Turnover Rate†	18%††	17%	8%	17%	20%	33%

*Inception.
**Annualized.
†Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
††Annualized. Includes activity related to a change in the fund’s target index.

22

Extended Market Index Fund Institutional Shares
	Six Months Ended June 30,	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$31.38	$26.67	$18.74	$23.09	$26.62	$37.09
Investment Operations
Net Investment Income	.16	.343	.247	.22	.228	.313
Net Realized and Unrealized Gain (Loss)
on Investments	.49	4.701	7.926	(4.36)	(2.703)	(6.041)

Total from Investment Operations	.65	5.044	8.173	(4.14)	(2.475)	(5.728)

Distributions
Dividends from Net Investment Income	—	(.334)	(.243)	(.21)	(.245)	(.312)
Distributions from Realized Capital Gains	—	—	—	—	(.810)	(4.430)

Total Distributions	—	(.334)	(.243)	(.21)	(1.055)	(4.742)

Net Asset Value, End of Period	$32.03	$31.38	$26.67	$18.74	$23.09	$26.62

Total Return*	2.07%	18.92%	43.66%	-17.93%	-9.03%	-15.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,200	$2,136	$1,524	$644	$746	$954
Ratio of Total Expenses to Average Net Assets	0.07%**	0.08%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average
Net Assets	1.04%**	1.22%	1.17%	1.05%	1.02%	0.96%
Portfolio Turnover Rate†	18%††	17%	8%	17%	20%	33%

  *Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2000.
**Annualized.
†Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
††Annualized. Includes activity related to a change in the fund’s target index.

23

FINANCIAL HIGHLIGHTS (CONTINUED)
Extended Market Index Fund VIPER Shares
	Six Months Ended June 30,	Year Ended December 31,			Dec. 27* to Dec . 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$82.74	$70.37	$49.46	$60.99	$60.94
Investment Operations
Net Investment Income	.41	.796	.608	.566	—
Net Realized and Unrealized Gain (Loss)
on Investments	1.30	12.387	20.914	(11.561)	.05

Total from Investment Operations	1.71	13.183	21.522	(10.995)	.05

Distributions
Dividends from Net Investment Income	—	(.813)	(.612)	(.535)	—
Distributions from Realized Capital Gains	—	—	—	—	—

Total Distributions	—	(.813)	(.612)	(.535)	—

Net Asset Value, End of Period	$84.45	$82.74	$70.37	$49.46	$60.99

Total Return	2.07%	18.75%	43.55%	-18.04%	0.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$315	$231	$107	$30	$6
Ratio of Total Expenses to Average Net Assets	0.09%**	0.20%	0.20%	0.20%	0.20%**
Ratio of Net Investment Income to Average
Net Assets	1.02%**	1.12%	1.07%	1.04%	0.54%**
Portfolio Turnover Rate†	18%††	17%	8%	17%	20%

*Inception.
**Annualized.
†Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
††Annualized. Includes activity related to a change in the fund’s target index.

24

Mid-Cap Index Fund Investor Shares
	Six Months Ended June 30,	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$15.64	$13.13	$ 9.88	$11.81	$12.21	$11.30
Investment Operations
Net Investment Income	.09	.159	.122	.088	.081	.071
Net Realized and Unrealized Gain (Loss) on Investments	.53	2.512	3.250	(1.798)	(.166)	1.897

Total from Investment Operations	.62	2.671	3.372	(1.710)	(.085)	1.968

Distributions
Dividends from Net Investment Income	—	(.161)	(.122)	(.093)	(.070)	(.078)
Distributions from Realized Capital Gains	—	—	—	(.127)	(.245)	(.980)

Total Distributions	—	(.161)	(.122)	(.220)	(.315)	(1.058)

Net Asset Value, End of Period	$16.26	$15.64	$13.13	$9.88	$11.81	$12.21

Total Return*	3.96%	20.35%	34.14%	-14.61%	-0.50%	18.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,919	$5,234	$3,610	$2,267	$2,049	$1,614
Ratio of Total Expenses to Average Net Assets	0.22%**	0.22%	0.26%	0.26%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.20%**	1.26%	1.20%	0.85%	0.83%	0.90%
Portfolio Turnover Rate†	20%**	16%	73%††	18%	24%	51%

  *Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.
†Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
††Includes activity related to a change in the fund’s target index.

25

FINANCIAL HIGHLIGHTS (CONTINUED)
Mid-Cap Index Fund Admiral Shares
	Six Months Ended June 30,	Year Ended December 31,			Nov. 12* to Dec . 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$70.92	$59.55	$44.81	$53.56	$50.00
Investment Operations
Net Investment Income	.44	.771	.593	.431	.056
Net Realized and Unrealized Gain (Loss) on Investments	2.41	11.383	14.742	(8.154)	3.982

Total from Investment Operations	2.85	12.154	15.335	(7.723)	4.038

Distributions
Dividends from Net Investment Income	—	(.784)	(.595)	(.451)	(.320)
Distributions from Realized Capital Gains	—	—	—	(.576)	(.158)

Total Distributions	—	(.784)	(.595)	(1.027)	(.478)

Net Asset Value, End of Period	$73.77	$70.92	$59.55	$44.81	$53.56

Total Return	4.02%	20.42%	34.24%	-14.55%	8.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,587	$1,196	$842	$411	$223
Ratio of Total Expenses to Average Net Assets	0.13%**	0.13%	0.18%	0.18%	0.20%**
Ratio of Net Investment Income to Average Net Assets	1.29%**	1.35%	1.31%	0.94%	0.86%**
Portfolio Turnover Rate†	20%**	16%	73%††	18%	24%

*Inception.
**Annualized.
†Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
††Includes activity related to a change in the fund’s target index.

26

Mid-Cap Index Fund Institutional Shares
	Six Months Ended June 30,	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$15.67	$13.16	$ 9.90	$11.83	$12.23	$11.30
Investment Operations
Net Investment Income	.11	.18	.147	.103	.097	.081
Net Realized and Unrealized Gain (Loss) on Investments	.53	2.51	3.250	(1.798)	(.166)	1.918

Total from Investment Operations	.64	2.69	3.397	(1.695)	(.069)	1.999

Distributions
Dividends from Net Investment Income	—	(.18)	(.137)	(.108)	(.086)	(.089)
Distributions from Realized Capital Gains	—	—	—	(.127)	(.245)	(.980)

Total Distributions	—	(.18)	(.137)	(.235)	(.331)	(1.069)

Net Asset Value, End of Period	$16.31	$15.67	$13.16	$9.90	$11.83	$12.23

Total Return	4.08%	20.45%	34.33%	-14.45%	-0.37%	18.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,131	$2,056	$1,071	$653	$650	$307
Ratio of Total Expenses to Average Net Assets	0.08%*	0.08%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.33%*	1.40%	1.36%	1.01%	1.00%	1.03%
Portfolio Turnover Rate**	20%*	16%	73%†	18%	24%	51%

  *Annualized.
**Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
†Includes activity related to a change in the fund’s target index.

27

FINANCIAL HIGHLIGHTS (CONTINUED)
Mid-Cap Index Fund VIPER Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2005	Jan. 26* to Dec. 31, 2004
Net Asset Value, Beginning of Period	$57.32	$50.34
Investment Operations
Net Investment Income	.36	.617
Net Realized and Unrealized Gain (Loss) on Investments	1.94	7.004

Total from Investment Operations	2.30	7.621

Distributions
Dividends from Net Investment Income	—	(.641)
Distributions from Realized Capital Gains	—	—

Total Distributions	—	(.641)

Net Asset Value, End of Period	$59.62	$57.32

Total Return	4.01%	15.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$651	$58
Ratio of Total Expenses to Average Net Assets	0.13%**	0.18%**
Ratio of Net Investment Income to Average Net Assets	1.29%**	1.30%**
Portfolio Turnover Rate†	20%**	16%

*Inception.
**Annualized. †Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

28

NOTES TO FINANCIAL STATEMENTS

Vanguard Extended Market Index and Mid-Cap Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds. Both funds offer four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and VIPER Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds’ pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The funds use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. A fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures contracts in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The funds may lend their securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The funds invest cash collateral received in Vanguard Market Liquidity Fund, and record a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

29

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.	The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2005, the funds had contributed capital to Vanguard (included in Other Assets) of:

Index Fund	Capital Contribution to Vanguard (000)	Percentage of Fund Net Assets	Percentage of Vanguard's Capitalization
Extended Market	$1,158	0.01%	1.16%
Mid-Cap	1,278	0.01	1.28

The funds’ trustees and officers are also directors and officers of Vanguard.

C.	Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2005, the Extended Market Index and Mid-Cap Index Funds realized $90,052,000 and $103,824,000, respectively, of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The funds’ tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2004, the funds had the following tax-basis capital losses available to offset future net capital gains:

	Capital Losses
Index Fund	Amount (000)	Expiration: Fiscal Years Ending December 31
Extended Market	$430,594	2010-2011
Mid-Cap	301,560	2011

The funds will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2005; should the funds realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

30

At June 30, 2005, net unrealized appreciation of investment securities for tax purposes was:

	(000)
Index Fund	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Extended Market	$3,166,638	$(1,316,283)	$1,850,355
Mid-Cap	2,406,770	(235,903)	2,170,867

At June 30, 2005, the aggregate settlement value of open futures contracts expiring in September 2005 and the related unrealized appreciation (depreciation) were:

		(000)
Index Fund/Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Extended Market/
S&P MidCap 400 Index	62	$21,339	$(50)
Russell 2000 Index	20	6,431	40
E-mini Russell 2000 Index	40	2,572	(6)
E-mini S&P MidCap 400 Index	10	688	4
Mid-Cap/
S&P MidCap 400 Index	53	18,241	(41)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2005, purchases and sales of investment securities other than temporary cash investments were:

	(000)
Index Fund	Purchases	Sales
Extended Market	$1,757,071	$1,542,884
Mid-Cap	2,667,907	1,217,968

E. The market value of securities on loan to broker/dealers at June 30, 2005, and collateral received with respect to such loans were:

	(000)
Index Fund	Market Value of Loaned Securities	Cash Collateral Received
Extended Market	$313,385	$341,384
Mid-Cap	223,530	234,311

31

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

F. Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Index Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)
Extended Market
Investor Shares
Issued	$529,715	17,359	$1,157,031	41,328
Issued in Lieu of Cash Distributions	—	—	47,183	1,517
Redeemed	(608,211)	(19,990)	(773,370)	(27,732)

Net Increase (Decrease)-Investor Shares	(78,496)	(2,631)	430,844	15,113

Admiral Shares
Issued	277,291	9,076	397,926	14,167
Issued in Lieu of Cash Distributions	—	—	11,402	366
Redeemed	(209,260)	(6,822)	(329,788)	(11,716)

Net Increase (Decrease)-Admiral Shares	68,031	2,254	79,540	2,817

Institutional Shares
Issued	444,101	14,480	624,757	22,222
Issued in Lieu of Cash Distributions	—	—	19,854	638
Redeemed	(423,143)	(13,861)	(331,321)	(11,923)

Net Increase (Decrease)-Institutional Shares	20,958	619	313,290	10,937

VIPER Shares
Issued	74,997	931	92,709	1,282

Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)-VIPER Shares	74,997	931	92,709	1,282
Mid-Cap
Investor Shares
Issued	$1,085,145	69,862	$1,570,736	113,471
Issued in Lieu of Cash Distributions	—	—	47,948	3,091
Redeemed	(628,020)	(40,509)	(779,289)	(56,808)

Net Increase (Decrease)-Investor Shares	457,125	29,353	839,395	59,754

Admiral Shares
Issued	545,249	7,725	464,132	7,371
Issued in Lieu of Cash Distributions	—	—	10,857	154
Redeemed	(219,120)	(3,086)	(303,919)	(4,802)

Net Increase (Decrease)-Admiral Shares	326,129	4,639	171,070	2,723

Institutional Shares
Issued	364,409	23,216	826,334	59,736
Issued in Lieu of Cash Distributions	—	—	20,336	1,309
Redeemed	(382,936)	(23,696)	(155,491)	(11,298)

Net Increase (Decrease)-Institutional Shares	(18,527)	(480)	691,179	49,747

VIPER Shares
Issued	560,852	10,013	52,434	1,005
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,733)	(100)	—	—

Net Increase (Decrease)-VIPER Shares	555,119	9,913	52,434	1,005

32

ABOUT YOUR FUND'S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Six Months Ended June 30, 2005
	Beginning Account Value 12/31/2004	Ending Account Value 6/30/2005	Expenses Paid During Period*
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,019.77	$1.25
Admiral Shares	1,000.00	1,020.73	0.50
Institutional Shares	1,000.00	1,020.71	0.35
VIPER Shares	1,000.00	1,020.67	0.45

Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,039.64	$1.11
Admiral Shares	1,000.00	1,040.19	0.66
Institutional Shares	1,000.00	1,040.84	0.40
VIPER Shares	1,000.00	1,040.13	0.66

Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,023.55	$1.25
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.45	0.35
VIPER Shares	1,000.00	1,024.35	0.45

Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.15	0.65
Institutional Shares	1,000.00	1,024.40	0.40
VIPER Shares	1,000.00	1,024.15	0.65

*The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: 0.25% for the Extended Market Index Fund Investor Shares, 0.10% for Admiral Shares, 0.07% for Institutional Shares, and 0.09% for VIPER Shares; 0.22% for the Mid-Cap Index Fund Investor Shares, 0.13% for Admiral Shares, 0.08% for Institutional Shares, and 0.13% for VIPER Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

• Based on hypothetical 5% yearly return.
This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to

33

calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on page 33 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

34

TRUSTEES RENEW ADVISORY ARRANGEMENT

The board of trustees of Vanguard Extended Market Index Fund and Mid-Cap Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

NATURE, EXTENT, AND QUALITY OF SERVICES

The board considered the quality of the funds’ investment management over both short-and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985 and oversees more than $600 billion in assets (stocks and bonds). Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

INVESTMENT PERFORMANCE

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ performance, including some of the data considered by the board, can be found in the “Performance Summaries” section of this report.

COST

The funds’ expense ratios were far below the average expense ratio charged by funds in their respective peer groups. The funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the “About Your Fund’s Expenses” section of this report as well as in the “Financial Statements” section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

THE BENEFIT OF ECONOMIES OF SCALE

The board of trustees concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

34

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (133)	Chairman of the Board,Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES

Charles D. Ellis (1937) January 2001	Trustee (133)	Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta (1945) December 2001**	Trustee (133)	Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (133)	Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (130)	Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund) (since November 2001), Vanguard Group (Ireland) Limited (investment management) (since November 2001), BKF Capital (investment management), The Jeffrey Co. (holding company), and CareGain, Inc. (health care management).

André F. Perold (1952) December 2004	Trustee (133)	George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (133)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (133)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

EXECUTIVE OFFICERS*

R. Gregory Barton (1951) June 2001	Secretary (133)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies served by The Vanguard Group since June 2001.

Thomas J. Higgins (1957) July 1998	Treasurer (133)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
**	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.

John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600
Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, VIPER , VIPERs, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information
This report is intended for the funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 800- 662-2739. They are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-942- 8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549–0102.

World Wide Web
www.vanguard.com

Fund Information
800-662-7447

Direct Investor
Account Services
800-662-2739

Institutional Investor
Services
800-523-1036

Text Telephone
800-952-3335

© 2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q982 082005

As of 6/30/2005	VANGUARD® U.S. STOCK INDEX FUNDS EXTENDED MARKET INDEX FUND

The Statement of Net Assets—Investments Summary should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

STATEMENT OF NET ASSETS—INVESTMENTS SUMMARY (UNAUDITED)

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement, you will find a table displaying the composition of the fund’s net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website; Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Extended Market Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets
COMMON STOCKS

Auto & Transportation
**Other-Auto & Transportation		$ 278,225	2.9%

Consumer Discretionary
*Google Inc.	528,047	155,325	1.6%
*Liberty Media Corp.	7,838,451	79,874	0.8%
*Liberty Global Inc. Class A	800,749	37,371	0.5%
*MGM Mirage, Inc.	872,712	34,542	0.4%
*DirecTV Group, Inc.	1,966,614	30,483	0.3%
*IAC/InterActiveCorp	1,179,978	28,378	0.3%
*Sirius Satellite Radio, Inc.	4,051,935	26,257	0.3%
*Amazon.com, Inc.	752,477	24,892	0.3%
*VeriSign, Inc.	807,662	23,228	0.2%
EchoStar Communications Corp. Class A	662,293	19,968	0.2%
*Chico's FAS, Inc.	548,526	18,803	0.2%
Abercrombie & Fitch Co.	265,267	18,224	0.2%
**Other-Consumer Discretionary		1,488,094	15.7%

		1,985,439	21.0%

1

Extended Market Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets
Consumer Staples
Kraft Foods Inc.	807,220	$ 25,678	0.3%
Whole Foods Market, Inc.	199,396	23,589	0.2%
**Other-Consumer Staples		176,142	1.9%

		225,409	2.4%

Financial Services
Genworth Financial Inc.	1,432,034	43,290	0.5%
Legg Mason Inc.	336,582	35,042	0.4%
The Chicago Mercantile Exchange	104,982	31,022	0.3%
General Growth Properties Inc. REIT	727,127	29,878	0.3%
Vornado Realty Trust REIT	322,941	25,964	0.3%
Hudson City Bancorp, Inc.	1,828,848	20,867	0.2%
Popular, Inc.	816,955	20,579	0.2%
Boston Properties, Inc. REIT	285,914	20,014	0.2%
Public Storage, Inc. REIT	315,961	19,985	0.2%
Fidelity National Financial, Inc.	528,964	18,879	0.2%
Avalonbay Communities, Inc. REIT	222,379	17,968	0.2%
Kimco Realty Corp. REIT	304,025	17,910	0.2%
**Other-Financial Services		2,051,231	21.6%

		2,352,629	24.8%

Health Care
*Genentech, Inc.	1,330,471	106,810	1.1%
*Coventry Health Care Inc.	328,394	23,234	0.2%
*Celgene Corp.	507,279	20,682	0.2%
*Sepracor Inc.	320,176	19,214	0.2%
*PacifiCare Health Systems, Inc.	266,878	19,068	0.2%
*Patterson Cos	421,093	18,983	0.2%
**Other-Health Care		895,286	9.5%

		1,103,277	11.6%

Integrated Oils
Murphy Oil Corp.	502,892	26,266	0.3%
**Other-Integrated Oils		7,860	0.1%

		34,126	0.4%

Other Energy
*Weatherford International Ltd.	423,979	24,582	0.3%
GlobalSantaFe Corp.	583,872	23,822	0.3%
Smith International, Inc.	325,424	20,730	0.2%
Noble Energy, Inc.	266,832	20,186	0.2%
Chesapeake Energy Corp.	831,505	18,958	0.2%
Pioneer Natural Resources Co.	442,106	18,604	0.2%
**Other-Other Energy		460,640	4.8%

		587,522	6.2%

Materials & Processing
Bunge Ltd.	305,088	19,343	0.2%
**Other-Materials & Processing		577,258	6.1%

		596,601	6.3%

2

Extended Market Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets
Producer Durables
D. R. Horton, Inc.	832,531	$ 31,311	0.3%
Lennar Corp. Class A	383,474	24,331	0.3%
**Other-Producer Durables		510,677	5.4%

		566,319	6.0%

Technology
*Accenture Ltd.	1,690,100	38,315	0.4%
*Juniper Networks, Inc.	1,442,978	36,334	0.4%
*Marvell Technology Group Ltd.	634,221	24,126	0.3%
*Cognizant Technology Solutions Corp.	414,767	19,548	0.2%
Microchip Technology, Inc.	635,900	18,835	0.2%
**Other-Technology		800,735	8.4%

		937,893	9.9%

Utilities
MCI Inc.	972,623	25,006	0.3%
*Cablevision Systems NY Group Class A	546,970	17,612	0.2%
**Other-Utilities		469,828	4.9%

		512,446	5.4%

Other
*Berkshire Hathaway Inc. Class A	2,291	191,298	2.0%
*Berkshire Hathaway Inc. Class B	1,942	5,406	0.1%
**Other-Other Securities		61,478	0.6%

		258,182	2.7%

TOTAL COMMON STOCKS
(Cost $7,587,713)		9,438,068	99.6%(1)

TEMPORARY CASH INVESTMENTS

Money Market Fund
Vanguard Market Liquidity
Fund, 3.139%†-Note E	341,384,179	341,384	3.6%

	Face
	Amount
	(000)

U.S. Agency Obligations
Federal Home Loan Mortgage Corp.††
(2)3.002%, 7/19/2005	$3,000	2,995	0.0%
(2)3.332%, 10/4/2005	6,000	5,948	0.1%

		8,943	0.1%

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $350,327)		350,327	3.7%(1)

TOTAL INVESTMENTS
(Cost $7,938,040)		9,788,395	103.3%

3

Extended Market Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets
OTHER ASSETS AND LIABILITIES

Other Assets-Note B		$50,861	0.5%
Security Lending Collateral Payable to Brokers-Note E		(341,384)	-3.6%
Other Liabilities		(21,462)	-0.2%

		(311,985)	-3.3%

NET ASSETS		$9,476,410	100.0%

^See Note A in Notes to Financial Statements.
 *Non-income-producing security.
**Represents the aggregate value of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
† Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†† The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 3.4%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)Securities with a value of $8,943,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

AT JUNE 30, 2005, NET ASSETS CONSISTED OF:
Amount (000)
Paid-in Capital	$8,003,758
Undistributed Net Investment Income	34,449
Accumulated Net Realized Losses	(412,140)
Unrealized Appreciation (Depreciation)
Investment Securities	1,850,355
Futures Contracts	(12)

NET ASSETS	$9,476,410

Investor Shares-Net Assets
Applicable to 172,238,913 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$5,508,445

NET ASSET VALUE PER SHARE-INVESTOR SHARES	$31.98

Admiral Shares-Net Assets
Applicable to 45,392,687 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$1,452,837

NET ASSET VALUE PER SHARE-ADMIRAL SHARES	$32.01

Institutional Shares-Net Assets
Applicable to 68,696,304 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$2,200,335

NET ASSET VALUE PER SHARE-INSTITUTIONAL SHARES	$32.03

VIPER Shares-Net Assets
Applicable to 3,727,635 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$314,793

NET ASSET VALUE PER SHARE-VIPER SHARES	$84.45

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

©2005 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	F982 082005

Vanguard® U.S. Stock Index Funds
Large-Capitalization Portfolios
June 30, 2005

CONTENTS
1	CHAIRMAN'S LETTER
8	FUND PROFILES
12	GLOSSARY OF INVESTMENT TERMS
13	PERFORMANCE SUMMARIES
17	FINANCIAL STATEMENTS
55	ABOUT YOUR FUND'S EXPENSES
57	ADVISORY AGREEMENT
58	ADVANTAGES OF VANGUARD.COM

SUMMARY
•	Vanguard's four large-capitalization index funds succeeded in capturing the returns of their target benchmarks during the half-year ended June 30, 2005.
•	The broad stock market was flat for the six months. Large growth stocks generated negative returns, while large value stocks delivered modest gains.
•	In April, Vanguard Total Stock Market Index Fund adopted a new target benchmark that incorporates Vanguard's views of best practices in index construction.

VANGUARD’S PLEDGE TO CLIENTS

We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do.

We will:
•	Put your interests first at all times.
•	Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.
•	Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.
•	Communicate candidly not only about the rewards of investing but also about the risks and costs.
•	Maintain highly effective controls to safeguard your assets and protect your confidential information.
•	Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Want less clutter in your mailbox? Just register with Vanguard.com® and opt to get fund reports online.	Growth Index Fund Value Index Fund Large-Cap Index Fund Total Stock Market Index Fund

CHAIRMAN'S LETTER

Dear Shareholder,

U.S. stock prices finished the first half of 2005 mostly flat, as the market’s weak spots subsumed its pockets of strength. The stocks of energy-related companies—beneficiaries of persistently high oil prices—were among the strongest performers, while technology and consumer discretionary stocks struggled.

The four Vanguard large-capitalization index funds captured the returns of their target benchmarks, in most cases trailing by slim margins consistent with the funds’ costs. The Value Index Fund produced the highest six-month returns, the Growth Index Fund the lowest. The returns of the Large-Cap Index and Total Stock Market Index Funds were in-between.

The table on page 2 presents the total returns of the funds and their target indexes, as well as the average returns of their peer groups. The funds’ starting and ending net asset values, as well as their income distributions, appear in a table on page 6.

During the half-year, the Total Stock Market Index Fund switched its benchmark from the Dow Jones Wilshire 5000 Composite Index to the Morgan Stanley Capital International® (MSCI®) US Broad Market Index, another measure of the broad U.S. stock market. The new benchmark incorporates many of Vanguard’s views of best practices in index construction, including:

•	Market weightings based on stocks’ “float”—those shares that are readily available to the public.
•	Inclusion of companies incorporated in the United States, as well as internationally based companies with equity trading activity, shareholders, and operations predominantly in the United States.
•	Exclusion of limited partnerships.

1

Total Returns	Six Months Ended June 30, 2005

Vanguard Growth Index Fund
Investor Shares	-1.5%
Admiral Shares	-1.4
Institutional Shares	-1.4
VIPER Shares
Market Price	-1.5
Net Asset Value	-1.4
MSCI US Prime Market Growth Index	-1.4
Average Large-Cap Growth Fund*	-1.7

Vanguard Value Index Fund
Investor Shares	1.3%
Admiral Shares	1.3
Institutional Shares	1.4
VIPER Shares
Market Price	1.2
Net Asset Value	1.4
MSCI US Prime Market Value Index	1.4
Average Large-Cap Value Fund*	0.2

Vanguard Large-Cap Index Fund
Investor Shares	-0.1%
Admiral Shares	0.0
VIPER Shares
Market Price	-0.2
Net Asset Value	0.0
MSCI US Prime Market 750 Index	0.0
Average Large-Cap Core Fund*	-1.2

Vanguard Total Stock Market Index Fund
Investor Shares	-0.3%
Admiral Shares	-0.2
Institutional Shares	-0.2
VIPER Shares
Market Price	-0.2
Net Asset Value	-0.2
Spliced Total Stock Market Index**	-0.3
Average Multi-Cap Core Fund*	-0.3

*	Derived from data provided by Lipper Inc.
**	Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

On the final day of the period, the Large-Cap Index Fund’s Institutional Shares began operation.

STOCKS MADE LITTLE HEADWAY

Following a formidable rally to close out 2004, U.S. stocks at different times stumbled and surged during the first half of 2005, but the net effect was a flat finish for the broad market.

Investors were cheered as home-buying activity remained high by historical standards, knowing that new homeowners fuel the economy by buying appliances and other home furnishings. But the market also faced headwinds: rising short-term interest rates and gas prices (which can curtail consumer spending), and mounting trade and budget deficits.

Value stocks—those with low prices relative to corporate earnings, book value, and other measures—extended their five-year winning streak over growth stocks, which dominated the market in the late 1990s. In a reversal of recent trends, returns for large-cap stocks topped those of the market’s smaller companies. International stocks outperformed their U.S. counterparts; however, a strengthening dollar wiped out most of that edge for U.S. investors.

2

Admiral™ Shares

A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Institutional Shares

This class of shares also carries low expenses and is available for a minimum investment of $5 million.

VIPER® Shares

Traded on the American Stock Exchange, VIPERs® (U.S. Pat. No. 6,879,964 B2) are available only through brokers. The table on page 2 shows VIPER returns based on both the AMEX market price and the net asset value for a share.

THE BOND MARKET’S DICHOTOMY PERSISTED

The Lehman Brothers Aggregate Bond Index, which reflects the taxable investment-grade bond market, posted a 2.5% return during the six months. U.S. government and municipal issues performed best. Corporate securities matched the index return, and mortgage-backed debt trailed.

The Federal Reserve Board raised its target for the federal funds rate in four equal steps to 3.25%. The yield of the 3-month U.S. Treasury bill moved in sync, closing the period at 3.12%. Long-term rates didn’t follow. The yield of the 10-year Treasury note finished the period at 3.91%, a drop of 31 basis points (0.31 percentage point) over the six months. The yield of the 30-year Treasury bond fell 64 basis points to 4.19%.

ENERGY STOCKS RALLIED, WHILE TECH SHARES STRUGGLED

The broad stock market’s flat performance masked significant variation among different market segments. Energy-related stocks, for example, registered solid double-digit gains, as fuel prices continued to hover at unprecedented heights. Health care stocks were another pocket of strength, bolstered by excellent returns from the stocks of HMOs and other health-insurance providers.

Market Barometer	Total Returns Periods Ended June 30, 2005
	Six Months	One Year	Five Years*

Stocks
Russell 1000 Index (Large-caps)	0.1%	7.9%	-1.9%
Russell 2000 Index (Small-caps)	-1.3	9.4	5.7
Dow Jones Wilshire 5000 Index	0.0	8.4	-1.3
(Entire market)
MSCI All Country World Index
ex USA (International)	0.3	17.0	0.8

Bonds
Lehman Aggregate Bond Index	2.5%	6.8%	7.4%
(Broad taxable market)
Lehman Municipal Bond Index	2.9	8.2	6.9
Citigroup 3-Month Treasury Bill Index	1.3	2.0	2.5

CPI
Consumer Price Index	2.2%	2.5%	2.4%

*Annualized

3

These gains were offset by weak showings from technology, consumer discretionary and, to a lesser extent, auto & transportation stocks. The technology sector was buffeted by high-profile earnings disappointments, while consumer discretionary stocks retreated on weakness in select retailers. The relatively small auto & transportation sector was hit hard by the widely publicized woes of auto giants General Motors and Ford.

Annualized Expense Ratios:* Your fund compared with its peer group
Expense Ratio

Vanguard Growth Index Fund
Investor Shares	0.22%
Admiral Shares	0.11
Institutional Shares	0.08
VIPER Shares	0.11
Average Large-Cap Growth Fund	1.51

Vanguard Value Index Fund
Investor Shares	0.21%
Admiral Shares	0.11
Institutional Shares	0.08
VIPER Shares	0.11
Average Large-Cap Value Fund	1.41

Vanguard Large-Cap Index Fund
Investor Shares	0.20%
Admiral Shares	0.12
VIPER Shares	0.08
Average Large-Cap Core Fund	1.45

Vanguard Total Stock Market Index Fund
Investor Shares	0.19%
Admiral Shares	0.09
Institutional Shares	0.06
VIPER Shares	0.08
Average Multi-Cap Core Fund	1.36

*	Fund expense ratios reflect the six months ended June 30, 2005. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2004. The table does not include data for share classes of funds with fewer than six months of history.

The performances of the four Vanguard large-cap index funds were largely a function of their exposures to these different industry groups. The Value Index Fund produced the highest returns (+1.3% for Investor Shares), reflecting its relatively heavy weightings in the integrated oils and utilities sectors and its modest stakes in technology and consumer discretionary stocks. This positioning was inverted in the Growth Index Fund, which registered the lowest returns (–1.5% for Investor Shares). The Growth Index Fund’s losses in the technology and consumer discretionary sectors were somewhat offset by the fund’s sizable stake in the solidly performing health care sector.

The returns of the Large-Cap Index and the Total Stock Market Index Funds reflected the blended performances of the Growth and Value Index Funds. The Investor Shares of the Large-Cap Index Fund returned –0.1%, and those of the Total Stock Market Index Fund returned –0.3%, reflecting the broader index’s exposure to poorly performing small-cap stocks, a market laggard during the half-year.

All four index funds closely tracked the returns of their benchmarks. Such precision is a product of the proprietary-trading and portfolio-construction methodologies developed by Vanguard Quantitative

4

Equity Group, the funds’ advisor. The funds’ low costs are another critical element in keeping returns close to those of the benchmarks.

TIMELESS ADVICE FOR NOW

The markets and the news media tend to focus on what to do now. As we never get tired of reminding our clients, successful long-term investing doesn’t mean paying attention to yesterday’s performance, today’s news, or predictions for tomorrow. Instead, reaching your long-term goals requires a more patient approach—an approach that the Vanguard large-cap index funds are ideally suited to support.

Whether the stock market rises or falls sharply or as in the past six months, meanders sideways, the low-cost broadly diversified large-cap index funds can give you exposure to the entire U.S. stock market or to significant segments, positioning you to benefit from the U.S. economy’s long-term growth potential.

Long-term success is much more likely when you ignore the daily noise of the marketplace and maintain a steady, diversified mix of low-cost stock, bond, and short-term investments tailored to your circumstances. I hope you take advantage of our website, Vanguard.com, where you’ll find extensive information and useful tools to help you apply these principles to your own portfolio.

Thank you for your confidence in Vanguard. We look forward to reporting to you at the conclusion of 2005.

Sincerely,

John J. Brennan

CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JULY 18, 2005

5

Your Fund's Performance at a Glance		December 31, 2004-June 30, 2005
			Distributions Per Share
	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Growth Index Fund
Investor Shares	$26.41	$25.92	$0.090	$0.000
Admiral Shares	26.41	25.93	0.104	0.000
Institutional Shares	26.41	25.93	0.107	0.000
VIPER Shares	51.33	50.39	0.201	0.000

Value Index Fund
Investor Shares	$21.35	$21.39	$0.230	$0.000
Admiral Shares	21.35	21.39	0.241	0.000
Institutional Shares	21.35	21.40	0.244	0.000
VIPER Shares	54.74	54.86	0.617	0.000

Large-Cap Index Fund
Investor Shares	$21.41	$21.25	$0.140	$0.000
Admiral Shares	26.77	26.57	0.185	0.000
VIPER Shares	52.99	52.59	0.375	0.000

Total Stock Market Fund
Investor Shares	$28.77	$28.50	$0.190	$0.000
Admiral Shares	28.77	28.50	0.203	0.000
Institutional Shares	28.77	28.50	0.207	0.000
VIPER Shares	118.21	117.09	0.841	0.000

Growth Index Fund VIPER Shares Premium/Discount: January 26, 2004*-June 30, 2005
	Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
Basis Point Differential**	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days

0-24.9	204	56.34%	153	42.27%
25-49.9	1	0.28	0	0.00
50-74.9	3	0.83	0	0.00
75-100.0	1	0.28	0	0.00
>100.0	0	0.00	0	0.00

Total	209	57.73%	153	42.27%

*	Inception.
**	One basis point equals 1/100th of 1%.

6

Value Index Fund VIPER Shares Premium/Discount: January 26, 2004*-June 30, 2005
	Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
Basis Point Differential**	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days

0-24.9	188	51.94%	172	47.51%
25-49.9	2	0.55	0	0.00
50-74.9	0	0.00	0	0.00
75-100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00

Total	190	52.49%	172	47.51%

*	Inception.
**	One basis point equals 1/100th of 1%.

Large-Cap Index Fund VIPER Shares Premium/Discount: January 27, 2004*-June 30, 2005
	Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
Basis Point Differential**	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days

0-24.9	176	48.76%	183	50.69%
25-49.9	2	0.55	0	0.00
50-74.9	0	0.00	0	0.00
75-100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00

Total	178	49.31%	183	50.69%

*	Inception.
**	One basis point equals 1/100th of 1%.

Total Stock Market Index Fund VIPER Shares Premium/Discount: May 24, 2001*-June 30, 2005
	Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
Basis Point Differential**	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days

0-24.9	566	54.95%	449	43.60%
25-49.9	10	0.97	3	0.29
50-74.9	0	0.00	2	0.19
75-100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00

Total	576	55.92%	454	44.08%

*	Inception.
**	One basis point equals 1/100th of 1%.

7

As of 6/30/2005	FUND PROFILES These Profiles provide snapshots of each fund’s characteristics, compared where indicated with the fund’s target index and a broad market index. Key terms are defined on page 12.

GROWTH INDEX FUND
Portfolio Characteristics
	Fund	Target Index*	Broad Index**

Number of Stocks	429	426	4,937
Median Market Cap	$42.8B	$42.8B	$25.0B
Price/Earnings Ratio	24.2x	24.2x	21.7x
Price/Book Ratio	4.0x	4.0x	2.8x
Yield		0.9%	1.6%
Investor Shares	0.7%
Admiral Shares	0.8%
Institutional Shares	0.9%
VIPER Shares	0.8%
Return on Equity	19.7%	19.7%	18.3%
Earnings Growth Rate	14.2%	14.2%	9.7%
Foreign Holdings	0.1%	0.1%	1.1%
Turnover Rate	26%†	—	—
Expense Ratio		—	—
Investor Shares	0.22%†
Admiral Shares	0.11%†
Institutional Shares	0.08%†
VIPER Shares	0.11%†
Short-Term Reserves	0%	—	—

Volatility Measures
	Fund	Spliced Index††	Fund	Broad Index**

R-Squared	1.00	1.00	0.93	1.00
Beta	1.00	1.00	0.92	1.00

Sector Diversification (% of portfolio)
	Fund	Target Index*	Broad Index**

Auto & Transportation	2%	2%	2%
Consumer Discretionary	21	21	16
Consumer Staples	8	8	7
Financial Services	8	8	22
Health Care	19	19	13
Integrated Oils	0	0	4
Other Energy	4	4	4
Materials & Processing	3	3	4
Producer Durables	5	5	5
Technology	22	22	12
Utilities	3	3	7
Other	5	5	4

Ten Largest Holdings (% of total net assets)
Microsoft Corp.	4.1%
(software)
Johnson & Johnson	3.3
(pharmaceuticals)
General Electric Co.	3.1
(conglomerate)
Intel Corp.	2.7
(electronics)
The Procter & Gamble Co.	2.1
(consumer products)
Cisco Systems, Inc.	2.1
(computer hardware)
Wal-Mart Stores, Inc.	2.1
(retail)
International Business Machines Corp.	2.1
(computer hardware)
PepsiCo, Inc.	1.5
(beverages)
Dell Inc.	1.5
(computer hardware)

Top Ten	24.6%

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

*	MSCI US Prime Market Growth Index.
**	Dow Jones Wilshire 5000 Index.†Annualized.
††	S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.

8

VALUE INDEX FUND
Portfolio Characteristics
	Fund	Target Index*	Broad Index**

Number of Stocks	404	402	4,937
Median Market Cap	$48.5B	$48.5B	$25.0B
Price/Earnings Ratio	15.0x	15.0x	21.7x
Price/Book Ratio	2.2x	2.2x	2.8x
Yield		2.6%	1.6%
Investor Shares	2.5%
Admiral Shares	2.6%
Institutional Shares	2.6%
VIPER Shares	2.6%
Return on Equity	18.5%	18.5%	18.3%
Earnings Growth Rate	8.3%	8.3%	9.7%
Foreign Holdings	0.3%	0.3%	1.1%
Turnover Rate	23%†	—	—
Expense Ratio		—	—
Investor Shares	0.21%†
Admiral Shares	0.11%†
Institutional Shares	0.08%†
VIPER Shares	0.11%†
Short-Term Reserves	0%	—	—

Volatility Measures
	Fund	Spliced Index††	Fund	Broad Index**

R-Squared	1.00	1.00	0.94	1.00
Beta	1.00	1.00	1.09	1.00

Sector Diversification (% of portfolio)
	Fund	Target Index*	Broad Index**

Auto & Transportation	2%	2%	2%
Consumer Discretionary	8	8	16
Consumer Staples	6	6	7
Financial Services	36	36	22
Health Care	7	7	13
Integrated Oils	11	11	4
Other Energy	3	3	4
Materials & Processing	4	4	4
Producer Durables	3	3	5
Technology	4	4	12
Utilities	11	11	7
Other	5	5	4

Ten Largest Holdings (% of total net assets)
ExxonMobil Corp.	6.3%
(oil)
Citigroup, Inc.	4.1
(banking)
Pfizer Inc.	3.5
(pharmaceuticals)
Bank of America Corp.	3.2
(banking)
General Electric Co.	3.1
(conglomerate)
Altria Group, Inc.	2.3
(tobacco)
JPMorgan Chase & Co.	2.2
(banking)
Chevron Corp.	2.0
(oil)
Wells Fargo & Co.	1.8
(banking)
Verizon Communications Inc.	1.6
(telecommunications)

Top Ten	30.1%

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

*	MSCI US Prime Market Value Index.
**	Dow Jones Wilshire 5000 Index.
†	Annualized.
††	S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.

9

FUND PROFILES (CONTINUED)

LARGE-CAP INDEX FUND
Portfolio Characteristics
	Fund	Target Index*	Broad Index**

Number of Stocks	755	754	4,937
Median Market Cap	$44.6B	$44.6B	$25.0B
Price/Earnings Ratio	18.6x	18.6x	21.7x
Price/Book Ratio	2.8x	2.8x	2.8x
Yield		1.8%	1.6%
Investor Shares	1.6%
Admiral Shares	1.7%
Institutional Shares	1.7%
VIPER Shares	1.7%
Return on Equity	19.1%	19.1%	18.3%
Earnings Growth Rate	11.2%	11.2%	9.7%
Foreign Holdings	0.2%	0.2%	1.1%
Turnover Rate	6%†	—	—
Expense Ratio		—	—
Investor Shares	0.20%†
Admiral Shares	0.12%†
Institutional Shares	0.08%†
VIPER Shares	0.08%†
Short-Term Reserves	1%	—	—

Sector Diversification (% of portfolio)
	Fund	Target Index*	Broad Index**

Auto & Transportation	2%	2%	2%
Consumer Discretionary	14	14	16
Consumer Staples	7	7	7
Financial Services	22	22	22
Health Care	13	13	13
Integrated Oils	6	6	4
Other Energy	3	4	4
Materials & Processing	3	3	4
Producer Durables	4	4	5
Technology	13	13	12
Utilities	7	7	7
Other	5	5	4

Short-Term Reserves	1%	—	—

Ten Largest Holdings (% of total net assets)
ExxonMobil Corp.	3.1%
(oil)
General Electric Co.	3.1
(conglomerate)
Microsoft Corp.	2.1
(software)
Citigroup, Inc.	2.0
(banking)
Pfizer Inc.	1.8
(pharmaceuticals)
Johnson & Johnson	1.6
(pharmaceuticals)
Bank of America Corp.	1.6
(banking)
Intel Corp.	1.4
(electronics)
Altria Group, Inc.	1.1
(tobacco)
American International Group, Inc.	1.1
(insurance)

Top Ten	18.9%

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

*	MSCI US Prime Market 750 Index.
**	Dow Jones Wilshire 5000 Index.
†	Annualized.

10

TOTAL STOCK MARKET INDEX FUND
Portfolio Characteristics
	Fund	Target Index*

Number of Stocks	3,867	3,998
Median Market Cap	$27.0B	$27.0B
Price/Earnings Ratio	19.1x	19.1x
Price/Book Ratio	2.7x	2.7x
Yield		1.7%
Investor Shares	1.6%
Admiral Shares	1.7%
Institutional Shares	1.7%
VIPER Shares	1.7%
Return on Equity	18.1%	18.2%
Earnings Growth Rate	11.1%	11.1%
Foreign Holdings	0.2%	0.2%
Turnover Rate	12%**	—
Expense Ratio		—
Investor Shares	0.19%**
Admiral Shares	0.09%**
Institutional Shares	0.06%**
VIPER Shares	0.08%**
Short-Term Reserves	0%	—

Volatility Measures
	Fund	Spliced Index†

R-Squared	1.00	1.00
Beta	1.00	1.00

Sector Diversification (% of portfolio)
	Fund	Target Index*

Auto & Transportation	2%	2%
Consumer Discretionary	15	15
Consumer Staples	6	6
Financial Services	22	22
Health Care	13	13
Integrated Oils	5	5
Other Energy	4	4
Materials & Processing	4	4
Producer Durables	5	5
Technology	13	13
Utilities	7	7
Other	4	4

Ten Largest Holdings (% of total net assets)
ExxonMobil Corp.	2.7%
(oil)
General Electric Co.	2.7
(conglomerate)
Microsoft Corp.	1.8
(software)
Citigroup, Inc.	1.8
(banking)
Pfizer Inc.	1.5
(pharmaceuticals)
Johnson & Johnson	1.4
(pharmaceuticals)
Bank of America Corp.	1.4
(banking)
Intel Corp.	1.2
(electronics)
Altria Group, Inc.	1.0
(tobacco)
American International Group, Inc.	0.9
(insurance)

Top Ten	16.4%

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

*	MSCI US Broad Market Index.
**	Annualized. Turnover rate includes activity related to a change in the fund’s target index.
†	Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

11

GLOSSARY OF INVESTMENT TERMS

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

12

As of 6/30/2005	PERFORMANCE SUMMARIES

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

GROWTH INDEX FUND

Fiscal-Year Total Returns (%) December 31, 1994–June 30, 2005

*	S&P 500/Barra Growth Index through May 16, 2003: MSCI US Prime Market Growth Index thereafter.
**	Six months ended June 30, 2005.
Note: See Financial Highlights tables on pages 33–36 for dividend and capital gains information.

Average Annual Total Returns for periods ended June 30, 2005
		One	Five	Ten Years
	Inception Date	Year	Years	Capital	Income	Total

Growth Index Fund
Investor Shares*	11/2/1992	2.49%	-7.69%	8.26%	0.99%	9.25%
Admiral Shares	11/13/2000	2.64	-4.20**	—	—	—
Institutional Shares	5/14/1998	2.67	-7.57	0.13**	0.93**	1.06**
VIPER Shares	1/26/2004
Market Price		2.48	0.75**	—	—	—
Net Asset Value		2.62	0.80**	—	—	—

*	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**	Return since inception.

13

PERFORMANCE SUMMARIES (CONTINUED)

VALUE INDEX FUND

Fiscal-Year Total Returns (%) December 31, 1994–June 30, 2005

*	S&P 500/Barra Value Index through May 16, 2003: MSCI US Prime Market Value Index thereafter.
**	Six months ended June 30, 2005.
Note: See Financial Highlights tables on pages 37–40 for dividend and capital gains information.

Average Annual Total Returns for periods ended June 30, 2005
		One	Five	Ten Years
	Inception Date	Year	Years	Capital	Income	Total

Value Index Fund
Investor Shares*	11/2/1992	12.58%	3.55%	8.17%	2.18%	10.35%
Admiral Shares	11/13/2000	12.70	2.36**	—	—	—
Institutional Shares	7/2/1998	12.78	3.69	1.78**	2.09**	3.87**
VIPER Shares	1/26/2004
Market Price		12.63	8.85**	—	—	—
Net Asset Value		12.68	8.88**	—	—	—

*	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**	Return since inception.

14

LARGE-CAP INDEX FUND

Fiscal-Year Total Returns (%) January 30, 2004–June 30, 2005

*Six months ended June 30, 2005.
Note: See Financial Highlights tables on pages 41–44 for dividend and capital gains information.

Average Annual Total Returns for periods ended June 30, 2005
		One	Since Inception
	Inception Date	Year	Capital	Income	Total

Large-Cap Index Fund
Investor Shares*	1/30/2004	7.49%	4.38%	1.93%	6.31%
Admiral Shares	2/2/2004	7.61	4.19	2.01	6.20
VIPER Shares	1/27/2004
Market Price		7.51	—	—	5.53**
Net Asset Value		7.60	—	—	5.53**

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Return since inception.

15

PERFORMANCE SUMMARIES (CONTINUED)

TOTAL STOCK MARKET INDEX FUND

Fiscal-Year Total Returns (%) December 31, 1994–June 30, 2005

*	Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.
**	Six months ended June 30, 2005.
Note: See Financial Highlights tables on pages 45–48 for dividend and capital gains information.

Average Annual Total Returns for periods ended June 30, 2005
		One	Five	Ten Years
	Inception Date	Year	Years	Capital	Income	Total

Total Stock Market Index Fund
Investor Shares*	4/27/1992	8.01%	-1.35%	8.30%	1.53%	9.83%
Admiral Shares	11/13/2000	8.11	0.29**	—	—	—
Institutional Shares	7/7/1997	8.08	-1.24	4.13**	1.51**	5.64**
VIPER Shares	5/24/2001
Market Price		7.98	1.25**	—	—	—
Net Asset Value		8.09	1.26**	—	—	—

*	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**	Return since inception.

16

As of 6/30/2005	FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF NET ASSETS

The Statements of Net Assets—an integral part of the Financial Statements for Vanguard Total Stock Market Index Fund and Large-Cap Index Fund—are included as inserts to this report. The Growth Index and Value Index Funds’ Statements of Net Assets are provided below.

This Statement provides a detailed list of each fund’s holdings, including each security’s market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund’s net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Growth Index Fund	Shares	Market Value^ (000)

COMMON STOCKS (100.0%)

Auto & Transportation (1.9%)
United Parcel Service, Inc.	1,002,324	$69,321
FedEx Corp.	477,279	38,664
Harley-Davidson, Inc.	490,255	24,317
PACCAR, Inc.	275,265	18,718
Southwest Airlines Co.	1,176,146	16,384
Expeditors International of
Washington, Inc.	177,879	8,860
C.H. Robinson Worldwide, Inc.	134,411	7,823
Gentex Corp.	246,802	4,492
*JetBlue Airways Corp.	130,513	2,668

		191,247

Consumer Discretionary (20.5%)
Wal-Mart Stores, Inc.	4,236,554	204,202
Home Depot, Inc.	3,661,321	$142,425
*Google Inc.	271,029	79,723
Gillette Co.	1,568,312	79,404
Target Corp.	1,418,304	77,170
*Yahoo! Inc.	2,073,474	71,846
Lowe's Cos., Inc.	1,224,041	71,264
*eBay Inc.	1,657,940	54,729
The News Corp., Inc.	3,175,926	51,386
*Liberty Media Corp.	4,242,680	43,233
Carnival Corp.	740,816	40,412
Costco Wholesale Corp.	787,664	35,303
*Starbucks Corp.	664,998	34,354
Best Buy Co., Inc.	464,950	31,872
Avon Products, Inc.	788,628	29,850
*Electronic Arts Inc.	513,436	29,066

17

Growth Index Fund	Shares	Market Value^ (000)

*Kohl's Corp.	514,874	$28,787
The McGraw-Hill Cos., Inc.	634,569	28,080
NIKE, Inc. Class B	310,991	26,932
Staples, Inc.	1,238,683	26,409
*Sears Holdings Corp.	173,082	25,940
Yum! Brands, Inc.	488,441	25,438
J.C. Penney Co., Inc.
(Holding Co.)	476,238	25,041
Omnicom Group Inc.	310,717	24,814
Marriott International, Inc.
Class A	316,984	21,625
*Coach, Inc.	637,648	21,406
*Bed Bath & Beyond, Inc.	504,542	21,080
Harrah's Entertainment, Inc.	287,453	20,717
*Apollo Group, Inc. Class A	260,282	20,359
The Gap, Inc.	1,023,271	20,210
*DirecTV Group, Inc.	1,270,841	19,698
TJX Cos., Inc.	803,465	19,564
Liberty GLobal Inc. Class A	397,821	18,566
*Amazon.com, Inc.	510,316	16,881
*IAC/InterActiveCorp	695,825	16,735
Clear Channel
Communications, Inc.	528,394	16,343
International Game Technology	575,367	16,197
News Corp., Inc., Class B	958,103	16,154
Hilton Hotels Corp.	611,491	14,584
Waste Management, Inc.	473,920	13,431
*Sirius Satellite Radio, Inc.	1,999,659	12,958
*Fisher Scientific International Inc.	195,463	12,686
Mattel, Inc.	691,952	12,663
*XM Satellite Radio
Holdings, Inc.	369,102	12,424
Black & Decker Corp.	136,970	12,307
*VeriSign, Inc.	422,384	12,148
EchoStar Communications Corp.
Class A	360,262	10,862
*Univision Communications Inc.	382,386	10,535
*Chico's FAS, Inc.	297,848	10,210
Abercrombie & Fitch Co.	145,340	9,985
Dollar General Corp.	464,391	9,455
Cintas Corp.	243,448	9,397
Michaels Stores, Inc.	224,672	9,295
*AutoZone Inc.	99,555	9,205
Republic Services, Inc. Class A	249,548	8,986
Harman International
Industries, Inc.	107,317	8,731
Estee Lauder Cos. Class A	212,395	8,311
Darden Restaurants Inc.	251,599	8,298
*MGM Mirage, Inc.	209,622	8,297
Tiffany & Co.	242,526	7,945
*Advance Auto Parts, Inc.	122,556	7,911
Washington Post Co. Class B	9,151	$7,641
*Telewest Global, Inc.	326,742	7,443
PETsMART, Inc.	243,200	7,381
*Mohawk Industries, Inc.	88,852	7,330
Liz Claiborne, Inc.	181,081	7,200
Ross Stores, Inc.	244,687	7,074
Family Dollar Stores, Inc.	265,382	6,926
Robert Half International, Inc.	274,166	6,846
E.W. Scripps Co. Class A	136,817	6,677
Fastenal Co.	107,452	6,583
*Williams-Sonoma, Inc.	165,921	6,565
CDW Corp.	110,786	6,325
*Getty Images, Inc.	85,088	6,319
*Career Education Corp.	170,849	6,255
*Lamar Advertising Co. Class A	142,162	6,080
*ChoicePoint Inc.	147,895	5,923
*Brinker International, Inc.	146,975	5,886
RadioShack Corp.	250,977	5,815
American Eagle Outfitters, Inc.	184,209	5,646
GTECH Holdings Corp.	192,887	5,640
Alberto-Culver Co. Class B	129,076	5,593
*Monster Worldwide Inc.	188,397	5,403
Station Casinos, Inc.	77,113	5,120
Aramark Corp. Class B	191,403	5,053
*Iron Mountain, Inc.	161,823	5,020
Outback Steakhouse	110,546	5,001
*Pixar, Inc.	96,311	4,820
New York Times Co. Class A	149,109	4,645
*CarMax, Inc.	173,840	4,633
*Interpublic Group of Cos., Inc.	352,213	4,290
*Dollar Tree Stores, Inc.	178,678	4,288
Polo Ralph Lauren Corp.	98,983	4,267
*Wynn Resorts Ltd.	81,768	3,865
*Weight Watchers
International, Inc.	69,059	3,564
Boyd Gaming Corp.	65,354	3,342
Meredith Corp.	63,784	3,129
Dex Media, Inc.	125,355	3,060
International Speedway Corp.	48,026	2,702
Westwood One, Inc.	125,850	2,571
The Neiman Marcus Group, Inc.
Class A	24,487	2,373
*Entercom Communications Corp.	59,593	1,984
*Hewitt Associates, Inc.	63,018	1,671
*Columbia Sportswear Co.	26,713	1,319
The McClatchy Co. Class A	17,006	1,113
*Cox Radio, Inc.	66,297	1,044
The Neiman Marcus Group, Inc.
Class B	10,567	1,022
*Rent-A-Center, Inc.	43,662	1,017

18

	Shares	Market Value^ (000)

Regal Entertainment Group
Class A	33,221	$627
Circuit City Stores, Inc.	27	—

		2,017,930

Consumer Staples (8.3%)
The Procter & Gamble Co.	3,995,669	210,772
PepsiCo, Inc.	2,798,022	150,897
Walgreen Co.	1,703,045	78,323
Anheuser-Busch Cos., Inc.	1,317,364	60,269
The Coca-Cola Co.	1,270,760	53,054
Colgate-Palmolive Co.	875,741	43,708
CVS Corp.	1,334,104	38,782
Sysco Corp.	1,061,930	38,431
*The Kroger Co.	1,159,753	22,070
Kellogg Co.	413,073	18,357
The Hershey Co.	293,497	18,226
Wm. Wrigley Jr. Co.	239,348	16,477
The Clorox Co.	255,628	14,244
Whole Foods Market, Inc.	107,470	12,714
Campbell Soup Co.	377,389	11,612
Coca-Cola Enterprises, Inc.	430,370	9,472
*Dean Foods Co.	248,410	8,754
The Pepsi Bottling Group, Inc.	247,297	7,075
McCormick & Co., Inc.	130,733	4,272
Brown-Forman Corp. Class B	64,918	3,925

		821,434

Financial Services (8.2%)
American Express Co.	1,883,515	100,259
American International
Group, Inc.	1,291,989	75,065
First Data Corp.	1,383,609	55,538
Automatic Data
Processing, Inc.	972,271	40,806
AFLAC Inc.	843,667	36,514
SLM Corp.	716,663	36,406
Progressive Corp. of Ohio	317,121	31,335
State Street Corp.	556,194	26,836
Capital One Financial Corp.	265,558	21,247
Franklin Resources Corp.	250,479	19,282
Charles Schwab Corp.	1,684,402	19,000
Moody's Corp.	419,218	18,848
Paychex, Inc.	567,786	18,476
Golden West Financial Corp.	282,131	18,164
Legg Mason Inc.	167,851	17,475
*SunGard Data Systems, Inc.	481,672	16,940
The Chicago
Mercantile Exchange	56,820	16,790
H & R Block, Inc.	260,916	15,224
Marsh & McLennan Cos., Inc.	542,523	15,028
*Fiserv, Inc.	322,316	13,843
Northern Trust Corp.	292,209	13,322
Countrywide Financial Corp.	339,430	$13,105
T. Rowe Price Group Inc.	192,381	12,043
Synovus Financial Corp.	413,467	11,854
Hudson City Bancorp, Inc.	943,049	10,760
*Ameritrade Holding Corp.	470,592	8,748
CIGNA Corp.	78,364	8,387
Equifax, Inc.	225,259	8,044
White Mountains
Insurance Group Inc.	12,569	7,930
Commerce Bancorp, Inc.	251,108	7,611
ACE Ltd.	165,797	7,436
*The Dun & Bradstreet Corp.	115,759	7,137
XL Capital Ltd. Class A	80,845	6,016
*E*TRADE Financial Corp.	400,275	5,600
*DST Systems, Inc.	107,006	5,008
*Markel Corp.	14,762	5,004
Eaton Vance Corp.	188,883	4,516
Brown & Brown, Inc.	98,004	4,404
*CheckFree Corp.	128,464	4,375
Federated Investors, Inc.	143,338	4,302
Investors Financial
Services Corp.	111,048	4,200
SEI Corp.	111,137	4,151
Fair, Isaac, Inc.	112,277	4,098
*WellChoice Inc.	55,992	3,890
Nuveen Investments, Inc.
Class A	100,222	3,770
Host Marriott Corp. REIT	194,233	3,399
Dow Jones & Co., Inc.	86,918	3,081
Everest Re Group, Ltd.	32,800	3,050
BlackRock, Inc.	31,557	2,539
W.R. Berkley Corp.	66,404	2,369
*CapitalSource Inc.	108,072	2,121
Axis Capital Holdings Ltd.	58,527	1,656
Total System Services, Inc.	65,746	1,584
Erie Indemnity Co. Class A	23,532	1,277
Student Loan Corp.	3,333	733

		810,596

Health Care (19.1%)
Johnson & Johnson	4,957,795	322,257
*Amgen, Inc.	2,117,718	128,037
Abbott Laboratories	2,596,680	127,263
UnitedHealth Group Inc.	2,179,598	113,644
Medtronic, Inc.	2,015,338	104,374
*WellPoint Inc.	1,001,750	69,762
*Genentech, Inc.	787,555	63,225
Eli Lilly & Co.	849,149	47,306
Schering-Plough Corp.	2,455,540	46,803
Cardinal Health, Inc.	722,990	41,630
Aetna Inc.	492,389	40,780
Baxter International, Inc.	1,027,813	38,132
19

Growth Index Fund	Shares	Market Value^ (000)

HCA Inc.	653,151	$37,014
Guidant Corp.	537,939	36,203
Wyeth	778,666	34,651
*Caremark Rx, Inc.	747,855	33,295
*Gilead Sciences, Inc.	721,840	31,754
*Zimmer Holdings, Inc.	409,076	31,159
*Boston Scientific Corp.	1,056,014	28,512
*St. Jude Medical, Inc.	601,734	26,242
*Genzyme Corp.-
General Division	413,272	24,834
*Medco Health Solutions, Inc.	454,426	24,248
*Forest Laboratories, Inc.	585,899	22,762
Becton, Dickinson & Co.	421,746	22,129
McKesson Corp.	467,582	20,943
Stryker Corp.	435,737	20,724
*Biogen Idec Inc.	556,194	19,161
Allergan, Inc.	224,054	19,098
Quest Diagnostics, Inc.	287,540	15,317
Biomet, Inc.	400,312	13,867
*Coventry Health Care Inc.	177,164	12,534
C.R. Bard, Inc.	174,529	11,608
*Laboratory Corp. of
America Holdings	227,453	11,350
*Celgene Corp.	274,497	11,191
*MedImmune Inc.	414,696	11,081
*Express Scripts Inc.	215,296	10,760
Health Management
Associates Class A	406,593	10,645
*Sepracor Inc.	175,276	10,518
*Hospira, Inc.	247,111	9,637
IMS Health, Inc.	386,741	9,580
Mylan Laboratories, Inc.	448,583	8,631
*Varian Medical Systems, Inc.	222,527	8,307
*Patterson Cos	171,712	7,741
*Barr Pharmaceuticals Inc.	153,957	7,504
*DaVita, Inc.	162,595	7,395
Bausch & Lomb, Inc.	88,569	7,351
*Invitrogen Corp.	85,949	7,159
DENTSPLY International Inc.	127,686	6,895
*IVAX Corp.	320,523	6,891
*Lincare Holdings, Inc.	167,312	6,833
Beckman Coulter, Inc.	103,367	6,571
*Chiron Corp.	186,838	6,519
*Henry Schein, Inc.	144,249	5,989
Manor Care, Inc.	143,342	5,695
Universal Health Services
Class B	91,182	5,670
*Community Health
Systems, Inc.	145,356	5,493
*Watson Pharmaceuticals, Inc.	173,227	5,121
*WebMD Corp.	494,826	5,082
Omnicare, Inc.	112,752	$4,784
*Tenet Healthcare Corp.	388,731	4,758
*Millennium Pharmaceuticals, Inc.	509,681	4,725
*Millipore Corp.	82,893	4,703
*Health Net Inc.	120,153	4,585
AmerisourceBergen Corp.	64,845	4,484
*Kinetic Concepts, Inc.	68,831	4,130
*Cephalon, Inc.	96,537	3,843
*ImClone Systems, Inc.	110,398	3,419
*American Pharmaceuticals
Partners, Inc.	35,327	1,457

		1,875,765

Integrated Oils (0.1%)
Murphy Oil Corp.	96,650	5,048

Other Energy (4.1%)
Schlumberger Ltd.	981,706	74,551
Halliburton Co.	842,292	40,278
*Transocean Inc.	536,137	28,935
Baker Hughes, Inc.	559,395	28,619
Apache Corp.	354,889	22,926
EOG Resources, Inc.	395,480	22,463
XTO Energy, Inc.	549,869	18,690
GlobalSantaFe Corp.	379,383	15,479
*Nabors Industries, Inc.	249,317	15,114
BJ Services Co.	270,919	14,218
Noble Corp.	223,036	13,719
*National-Oilwell Varco Inc.	280,805	13,349
*Weatherford International Ltd.	226,427	13,128
Smith International, Inc.	174,806	11,135
Pioneer Natural Resources Co.	239,547	10,080
ENSCO International, Inc.	252,028	9,010
CONSOL Energy, Inc.	151,837	8,135
*Ultra Petroleum Corp.	250,843	7,616
Patterson-UTI Energy, Inc.	267,065	7,432
*Pride International, Inc.	263,525	6,773
Equitable Resources, Inc.	96,595	6,568
Diamond Offshore Drilling, Inc.	107,191	5,727
*Cooper Cameron Corp.	90,000	5,585
Rowan Cos., Inc.	178,677	5,308
Burlington Resources, Inc.	304	17

		404,855

Materials & Processing (2.5%)
E.I. du Pont de Nemours & Co.	1,662,307	71,496
Monsanto Co.	443,978	27,913
Praxair, Inc.	541,487	25,233
Newmont Mining Corp.
(Holding Co.)	370,124	14,446
American Standard Cos., Inc.	304,104	12,748
Ecolab, Inc.	322,325	10,430
The St. Joe Co.	120,143	9,796

20

	Shares	Market Value^ (000)

Precision Castparts Corp.	110,161	$8,582
Masco Corp.	261,491	8,305
Freeport-McMoRan Copper &
Gold, Inc. Class B	193,830	7,257
*Sealed Air Corp.	139,250	6,933
*Energizer Holdings, Inc.	106,072	6,594
Sigma-Aldrich Corp.	115,159	6,454
Ball Corp.	174,008	6,257
*Pactiv Corp.	247,430	5,340
*Jacobs Engineering Group Inc.	90,025	5,065
Fluor Corp.	69,822	4,021
*Huntsman Corp.	147,057	2,981
Avery Dennison Corp.	54,833	2,904

		242,755

Producer Durables (4.9%)
United Technologies Corp.	1,707,910	87,701
Caterpillar, Inc.	571,827	54,501
The Boeing Co.	816,947	53,919
Lockheed Martin Corp.	627,433	40,702
Illinois Tool Works, Inc.	419,063	33,391
Applied Materials, Inc.	1,390,408	22,497
Danaher Corp.	411,731	21,550
KLA-Tencor Corp.	327,782	14,324
Rockwell Collins, Inc.	297,424	14,181
*Lexmark International, Inc.	215,284	13,957
*Xerox Corp.	798,160	11,007
*NVR, Inc.	10,076	8,162
*American Tower Corp. Class A	380,733	8,003
*Waters Corp.	201,343	7,484
Pentair, Inc.	159,660	6,835
*LAM Research Corp.	232,896	6,740
*Toll Brothers, Inc.	61,947	6,291
D. R. Horton, Inc.	163,701	6,157
*Agilent Technologies, Inc.	257,826	5,935
Diebold, Inc.	119,002	5,368
Pulte Homes, Inc.	63,220	5,326
Centex Corp.	73,926	5,224
*Crown Castle International Corp.	242,108	4,920
Lennar Corp. Class A	71,432	4,532
*Alliant Techsystems, Inc.	63,029	4,450
Dover Corp.	118,585	4,314
Garmin Ltd.	99,179	4,240
KB HOME	47,491	3,620
Molex, Inc.	132,399	3,448
American Power
Conversion Corp.	143,504	3,385
Pall Corp.	103,409	3,139
*Teradyne, Inc.	210,407	2,519
Molex, Inc. Class A	107,010	2,513
Tektronix, Inc.	96,969	2,256

		482,591

Technology (22.1%)
Microsoft Corp.	16,327,212	$405,568
Intel Corp.	10,382,319	270,563
*Cisco Systems, Inc.	10,777,357	205,955
International Business
Machines Corp.	2,722,094	201,979
*Dell Inc.	3,727,964	147,292
QUALCOMM Inc.	2,744,044	90,581
*Oracle Corp.	6,533,577	86,243
Texas Instruments, Inc.	2,870,028	80,562
*EMC Corp.	3,995,372	54,777
*Apple Computer, Inc.	1,340,784	49,354
*Corning, Inc.	2,405,863	39,985
*Symantec Corp.	1,183,059	25,720
Adobe Systems, Inc.	814,311	23,306
Analog Devices, Inc.	621,159	23,175
Maxim Integrated
Products, Inc.	544,775	20,816
*Juniper Networks, Inc.	761,978	19,187
Linear Technology Corp.	512,025	18,786
*Accenture Ltd.	818,821	18,563
*Veritas Software Corp.	705,461	17,213
Electronic Data Systems Corp.	856,788	16,493
*Broadcom Corp.	455,374	16,170
*Network Appliance, Inc.	568,345	16,067
Rockwell Automation, Inc.	307,168	14,962
Xilinx, Inc.	581,151	14,819
L-3 Communications
Holdings, Inc.	182,495	13,975
*Sun Microsystems, Inc.	3,660,775	13,655
*Intuit, Inc.	293,596	13,244
Autodesk, Inc.	382,687	13,153
*Marvell Technology Group Ltd.	332,983	12,667
*Altera Corp.	620,760	12,303
*NCR Corp.	310,872	10,918
Computer Associates
International, Inc.	394,430	10,839
*Lucent Technologies, Inc.	3,691,996	10,744
*Cognizant Technology
Solutions Corp.	221,693	10,448
Microchip Technology, Inc.	345,339	10,229
*Affiliated Computer
Services, Inc. Class A	200,086	10,224
*Jabil Circuit, Inc.	285,873	8,785
*Siebel Systems, Inc.	804,266	7,158
*NVIDIA Corp.	263,286	7,035
*McAfee Inc.	267,017	6,991
Harris Corp.	221,958	6,927
*SanDisk Corp.	271,339	6,439
Applera Corp.-
Applied Biosystems Group	327,299	6,438

21

Growth Index Fund	Shares	Market Value^ (000)

*Citrix Systems, Inc.	282,411	$6,117
*Avaya Inc.	720,298	5,993
Amphenol Corp.	147,468	5,924
*BEA Systems, Inc.	637,375	5,596
*Mercury Interactive Corp.	140,992	5,408
*International Rectifier Corp.	112,719	5,379
*Advanced Micro Devices, Inc.	305,713	5,301
*Comverse Technology, Inc.	213,967	5,060
*NAVTEQ Corp.	134,281	4,993
*Zebra Technologies Corp.
Class A	113,567	4,973
Seagate Technology	276,758	4,857
*Ceridian Corp.	247,465	4,821
*QLogic Corp.	152,977	4,722
National Semiconductor Corp.	207,357	4,568
Scientific-Atlanta, Inc.	126,753	4,217
*Red Hat, Inc.	285,744	3,743
*Agere Systems Inc.	301,000	3,612
*Storage Technology Corp.	88,895	3,226
Symbol Technologies, Inc.	260,718	2,573
Intersil Corp.	125,351	2,353
*Cadence Design Systems, Inc.	157,583	2,153
*Synopsys, Inc.	120,835	2,014
National Instruments Corp.	92,277	1,956
*Novell, Inc.	315,520	1,956
*JDS Uniphase Corp.	1,157,106	1,759

		2,173,582

Utilities (3.1%)
*Comcast Corp. Special Class A	2,131,676	63,844
Sprint Corp.	2,330,014	58,460
*Nextel Communications, Inc.	1,713,291	55,356
*Comcast Corp. Class A	1,467,211	45,043
TXU Corp.	387,000	32,156
*AES Corp.	1,028,254	16,843
*Cablevision Systems NY
Group Class A	367,406	11,830
*Qwest Communications
International Inc.	1,673,583	6,209
*NTL Inc.	75,923	5,195
*Nextel Partners, Inc.	196,605	4,949
*Telephone & Data Systems, Inc.-
Special	89,474	$3,430
Telephone & Data Systems, Inc.	81,504	3,326

		306,641

Other (5.2%)
General Electric Co.	8,813,530	305,389
Tyco International Ltd.	3,356,636	98,014
*Berkshire Hathaway Inc.
Class B	13,433	37,391
3M Co.	428,309	30,967
Fortune Brands, Inc.	240,402	21,348
ITT Industries, Inc.	146,299	14,283
Brunswick Corp.	152,368	6,601

		513,993

TOTAL COMMON STOCKS
(Cost $7,455,604)		9,846,437

TEMPORARY CASH INVESTMENTS (0.7%)

Vanguard Market Liquidity
Fund, 3.139%**	3,690,443	3,690
Vanguard Market Liquidity
Fund, 3.139%**—Note E	68,358,100	68,358

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $72,048)		72,048

TOTAL INVESTMENTS (100.7%)
(Cost $7,527,652)		9,918,485

OTHER ASSETS AND LIABILITIES (-0.7%)
Other Assets—Note B		31,915
Liabilities—Note E		(100,086)

		(68,171)

NET ASSETS (100%)		$9,850,314

^	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
**	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

22

Amount (000)

AT JUNE 30, 2005, NET ASSETS CONSISTED OF:

Paid-in Capital	$11,081,937
Overdistributed Net Investment Income	(10,427)
Accumulated Net Realized Losses	(3,612,029)
Unrealized Appreciation	2,390,833

NET ASSETS	$9,850,314

Investor Shares—Net Assets
Applicable to 275,292,411 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$7,136,899

NET ASSET VALUE PER SHARE—
INVESTOR SHARES	$25.92

Admiral Shares—Net Assets
Applicable to 49,851,869 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$1,292,488

NET ASSET VALUE PER SHARE—
ADMIRAL SHARES	$25.93

Institutional Shares—Net Assets
Applicable to 48,520,428 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$1,258,031

NET ASSET VALUE PER SHARE—
INSTITUTIONAL SHARES	$25.93

VIPER Shares—Net Assets
Applicable to 3,232,971 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$162,896

NET ASSET VALUE PER SHARE—
VIPER SHARES	$50.39

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

23

Value Index Fund	Shares	Market Value^ (000)

COMMON STOCKS (100.0%)

Auto & Transportation (1.8%)
Ford Motor Co.	1,912,378	$19,583
Burlington Northern
Santa Fe Corp.	410,907	19,345
Union Pacific Corp.	269,647	17,473
General Motors Corp.	491,871	16,724
Norfolk Southern Corp.	430,538	13,329
CSX Corp.	233,697	9,970
Genuine Parts Co.	190,035	7,809
Lear Corp.	73,166	2,662
Delphi Corp.	548,874	2,552
Dana Corp.	162,877	2,445
*TRW Automotive
Holdings Corp.	29,898	733

		112,625

Consumer Discretionary (8.0%)
*Time Warner, Inc.	4,794,759	80,120
The Walt Disney Co.	2,226,419	56,061
Viacom Inc. Class B	1,625,608	52,052
McDonald's Corp.	1,367,274	37,942
Kimberly-Clark Corp.	523,258	32,751
Cendant Corp.	1,144,730	25,608
Gannett Co., Inc.	277,579	19,744
Federated Department
Stores, Inc.	183,986	13,482
Starwood Hotels & Resorts
Worldwide, Inc.	226,993	13,295
May Department Stores Co.	301,598	12,112
Waste Management, Inc.	309,232	8,764
Tribune Co.	241,427	8,493
Eastman Kodak Co.	311,867	8,374
Limited Brands, Inc.	370,320	7,932
Nordstrom, Inc.	114,315	7,770
*Office Depot, Inc.	339,511	7,754
R.R. Donnelley & Sons Co.	222,453	7,677
Newell Rubbermaid, Inc.	298,642	7,120
*Toys R Us, Inc.	233,754	6,190
Wendy's International, Inc.	123,982	5,908
Royal Caribbean Cruises, Ltd.	119,056	5,758
Clear Channel
Communications, Inc.	185,412	5,735
VF Corp.	96,577	5,526
Leggett & Platt, Inc.	207,404	5,513
Knight Ridder	83,669	5,132
Whirlpool Corp.	72,313	5,070
Foot Locker, Inc.	169,569	4,616
ServiceMaster Co.	316,333	4,236
*AutoNation, Inc.	202,266	4,150
Jones Apparel Group, Inc.	133,305	4,138
The Stanley Works	88,960	4,051
Manpower Inc.	97,600	$3,883
Circuit City Stores, Inc.	208,200	3,600
Hasbro, Inc.	172,934	3,595
International Flavors &
Fragrances, Inc.	87,032	3,152
Sabre Holdings Corp.	147,113	2,935
*Interpublic Group of Cos., Inc.	229,800	2,799
Belo Corp. Class A	107,672	2,581
Reebok International Ltd.	50,676	2,120
*Allied Waste Industries, Inc.	252,052	1,999
New York Times Co. Class A	52,234	1,627
The Neiman Marcus Group, Inc.
Class A	16,036	1,554
*Rent-A-Center, Inc.	52,801	1,230
*DreamWorks
Animation SKG, Inc.	32,279	846
The McClatchy Co. Class A	11,088	726
*Citadel Broadcasting Corp.	62,300	713
Hearst-Argyle Television Inc.	27,794	681
The Neiman Marcus Group, Inc.
Class B	6,807	658
Regal Entertainment Group
Class A	21,520	406

		508,179

Consumer Staples (5.4%)
Altria Group, Inc.	2,232,154	144,331
The Coca-Cola Co.	1,539,207	64,262
Sara Lee Corp.	858,247	17,002
General Mills, Inc.	357,255	16,716
H.J. Heinz Co.	379,788	13,452
ConAgra Foods, Inc.	559,145	12,950
*Safeway, Inc.	486,549	10,991
Kraft Foods Inc.	288,259	9,170
UST, Inc.	179,579	8,200
Reynolds American Inc.	96,242	7,584
Albertson's, Inc.	340,004	7,031
*Constellation Brands, Inc.
Class A	209,432	6,178
SuperValu Inc.	147,100	4,797
Molson Coors Brewing Co.
Class B	73,869	4,580
Tyson Foods, Inc.	246,130	4,381
J.M. Smucker Co.	60,346	2,833
*Smithfield Foods, Inc.	96,517	2,632
Carolina Group	74,041	2,467
Hormel Foods Corp.	82,570	2,422
PepsiAmericas, Inc.	75,247	1,931
McCormick & Co., Inc.	45,991	1,503

		345,413

Financial Services (35.6%)
Citigroup, Inc.	5,643,637	260,905

24

	Shares	Market Value^ (000)

Bank of America Corp.	4,392,468	$200,340
JPMorgan Chase & Co.	3,873,511	136,812
Wells Fargo & Co.	1,839,848	113,298
American International
Group, Inc.	1,564,941	90,923
Wachovia Corp.	1,744,184	86,512
Fannie Mae	1,052,617	61,473
U.S. Bancorp	2,030,473	59,290
Morgan Stanley	1,079,856	56,660
Merrill Lynch & Co., Inc.	959,385	52,776
Freddie Mac	748,826	48,846
The Goldman Sachs Group, Inc.	445,036	45,403
Allstate Corp.	701,575	41,919
Washington Mutual, Inc.	942,988	38,370
Prudential Financial, Inc.	555,759	36,491
MetLife, Inc.	796,682	35,803
MBNA Corp.	1,319,708	34,524
St. Paul Travelers Cos., Inc.	727,893	28,774
SunTrust Banks, Inc.	382,974	27,666
Lehman Brothers Holdings, Inc.	255,298	25,346
The Bank of New York Co., Inc.	844,653	24,309
The Hartford Financial
Services Group Inc.	321,537	24,045
BB&T Corp.	600,587	24,005
National City Corp.	703,217	23,994
Fifth Third Bancorp	511,300	21,071
The Chubb Corp.	211,825	18,134
PNC Financial Services Group	314,459	17,125
Simon Property Group, Inc. REIT	227,539	16,494
Regions Financial Corp.	480,081	16,265
Countrywide Financial Corp.	411,128	15,874
KeyCorp	442,103	14,656
Equity Office Properties
Trust REIT	439,257	14,539
The Principal Financial
Group, Inc.	333,790	13,986
Mellon Financial Corp.	460,648	13,216
North Fork Bancorp, Inc.	460,602	12,938
Bear Stearns Co., Inc.	117,103	12,172
Equity Residential REIT	309,988	11,414
Loews Corp.	141,301	10,951
Comerica, Inc.	185,513	10,723
CIGNA Corp.	94,892	10,156
Vornado Realty Trust REIT	125,022	10,052
AmSouth Bancorp	386,130	10,039
General Growth
Properties Inc. REIT	242,619	9,969
CIT Group Inc.	228,668	9,826
Marshall & Ilsley Corp.	210,215	9,344
Sovereign Bancorp, Inc.	411,843	9,201
MBIA, Inc.	153,085	9,079
ACE Ltd.	200,969	$9,013
Lincoln National Corp.	190,005	8,915
Archstone-Smith Trust REIT	217,373	8,395
Boston Properties, Inc. REIT	118,788	8,315
Ambac Financial Group, Inc.	118,548	8,270
ProLogis REIT	200,107	8,052
M & T Bank Corp.	75,086	7,896
Jefferson-Pilot Corp.	148,813	7,503
SAFECO Corp.	138,002	7,499
Genworth Financial Inc.	246,694	7,458
Capital One Financial Corp.	93,199	7,457
Aon Corp.	292,311	7,319
XL Capital Ltd. Class A	97,932	7,288
Plum Creek Timber Co. Inc. REIT	199,452	7,240
Zions Bancorp	97,638	7,179
Popular, Inc.	275,455	6,939
MGIC Investment Corp.	105,298	6,868
Cincinnati Financial Corp.	172,546	6,826
Fidelity National Financial, Inc.	181,063	6,462
Golden West Financial Corp.	98,985	6,373
Avalonbay
Communities, Inc. REIT	78,617	6,352
Torchmark Corp.	117,482	6,133
Kimco Realty Corp. REIT	103,849	6,118
UnumProvident Corp.	322,087	5,901
Public Storage, Inc. REIT	91,333	5,777
Huntington Bancshares Inc.	238,575	5,759
Compass Bancshares Inc.	127,600	5,742
*Providian Financial Corp.	318,475	5,615
First Horizon National Corp.	127,223	5,369
Hibernia Corp. Class A	160,223	5,316
Marsh & McLennan Cos., Inc.	190,400	5,274
Developers Diversified
Realty Corp. REIT	111,647	5,131
iStar Financial Inc. REIT	121,136	5,038
Duke Realty Corp. REIT	155,049	4,909
Old Republic International Corp.	188,275	4,761
Radian Group, Inc.	100,047	4,724
New York Community
Bancorp, Inc.	259,421	4,701
Assurant, Inc.	129,257	4,666
Mercantile Bankshares Corp.	89,022	4,587
Associated Banc-Corp	133,769	4,503
The Macerich Co. REIT	64,380	4,317
UnionBanCal Corp.	63,049	4,219
Apartment Investment &
Management Co.
Class A REIT	102,926	4,212
Allied Capital Corp.	144,357	4,202
Regency Centers Corp. REIT	72,739	4,161
Liberty Property Trust REIT	93,071	4,124

25

Value Index Fund	Shares	Market Value^ (000)

Host Marriott Corp. REIT	235,300	$4,118
The PMI Group Inc.	103,714	4,043
AMB Property Corp. REIT	90,087	3,912
Health Care Properties
Investors REIT	144,439	3,906
Janus Capital Group Inc.	257,200	3,868
PartnerRe Ltd.	59,596	3,839
A.G. Edwards & Sons, Inc.	82,686	3,733
Everest Re Group, Ltd.	39,733	3,695
RenaissanceRe Holdings Ltd.	73,513	3,620
Weingarten Realty
Investors REIT	91,740	3,598
TCF Financial Corp.	133,400	3,452
Leucadia National Corp.	87,617	3,385
Hospitality Properties Trust REIT	74,079	3,265
City National Corp.	45,478	3,261
Commerce Bancshares, Inc.	62,385	3,145
Astoria Financial Corp.	109,216	3,109
Fulton Financial Corp.	171,056	3,079
Independence Community
Bank Corp.	83,047	3,067
Protective Life Corp.	71,771	3,030
New Plan Excel Realty
Trust REIT	111,513	3,030
W.R. Berkley Corp.	80,366	2,867
Arthur J. Gallagher & Co.	100,170	2,718
TD Banknorth, Inc.	87,591	2,610
Unitrin, Inc.	52,522	2,579
Valley National Bancorp	107,096	2,504
Wilmington Trust Corp.	65,986	2,376
Nationwide Financial
Services, Inc.	61,565	2,336
Friedman, Billings, Ramsey
Group, Inc. REIT	156,607	2,239
Axis Capital Holdings Ltd.	70,867	2,006
*E*TRADE Financial Corp.	140,300	1,963
Doral Financial Corp.	99,760	1,650
Mercury General Corp.	29,513	1,609
Transatlantic Holdings, Inc.	28,540	1,593
BOK Financial Corp.	22,673	1,046
Erie Indemnity Co. Class A	15,473	839
Capitol Federal Financial	24,291	838
Student Loan Corp.	2,160	475
White Mountains Insurance
Group Inc.	149	94

		2,261,083

Health Care (7.2%)
Pfizer Inc.	8,111,100	223,704
Merck & Co., Inc.	2,411,531	74,275
Bristol-Myers Squibb Co.	2,115,761	52,852
Wyeth	943,200	41,972
Eli Lilly & Co.	553,700	$30,847
*PacifiCare Health Systems, Inc.	94,161	6,728
*Humana Inc.	164,548	6,539
AmerisourceBergen Corp.	78,561	5,432
*Triad Hospitals, Inc.	88,247	4,822
*Tenet Healthcare Corp.	253,470	3,102
*King Pharmaceuticals, Inc.	262,647	2,737
Omnicare, Inc.	39,531	1,677
*Health Net Inc.	42,261	1,613

		456,300

Integrated Oils (11.0%)
ExxonMobil Corp.	6,943,765	399,058
Chevron Corp.	2,303,876	128,833
ConocoPhillips Co.	1,437,652	82,651
Occidental Petroleum Corp.	429,340	33,029
Marathon Oil Corp.	376,801	20,110
Unocal Corp.	286,213	18,618
Amerada Hess Corp.	89,727	9,557
Murphy Oil Corp.	117,136	6,118

		697,974

Other Energy (2.8%)
Devon Energy Corp.	495,163	25,095
Burlington Resources, Inc.	425,700	23,516
Anadarko Petroleum Corp.	268,973	22,096
Valero Energy Corp.	279,098	22,079
Williams Cos., Inc.	600,735	11,414
Kerr-McGee Corp.	120,644	9,206
Sunoco, Inc.	79,549	9,043
El Paso Corp.	699,733	8,061
Apache Corp.	124,554	8,046
Peabody Energy Corp.	140,567	7,315
Noble Energy, Inc.	94,463	7,146
Chesapeake Energy Corp.	278,931	6,360
*Newfield Exploration Co.	128,652	5,132
Premcor, Inc.	67,976	5,042
Pogo Producing Co.	70,127	3,641
*Cimarex Energy Co.	88,326	3,437
*NRG Energy	86,999	3,271

		179,900

Materials & Processing (4.5%)
Dow Chemical Co.	1,037,049	46,180
Alcoa Inc.	947,540	24,759
Weyerhaeuser Co.	260,826	16,602
International Paper Co.	502,596	15,183
Air Products & Chemicals, Inc.	247,461	14,922
Archer-Daniels-Midland Co.	641,911	13,724
PPG Industries, Inc.	187,260	11,752
Masco Corp.	316,748	10,060
Phelps Dodge Corp.	103,938	9,614
Newmont Mining Corp.
(Holding Co.)	241,400	9,422

26

	Shares	Market Value^ (000)

Georgia Pacific Group	252,375	$8,026
Nucor Corp.	173,125	7,898
Bunge Ltd.	119,901	7,602
Rohm & Haas Co.	159,062	7,371
Vulcan Materials Co.	111,266	7,231
Lyondell Chemical Co.	240,588	6,356
Sherwin-Williams Co.	130,747	6,157
MeadWestvaco Corp.	202,619	5,681
Ashland, Inc.	70,365	5,057
Eastman Chemical Co.	84,799	4,677
Temple-Inland Inc.	115,521	4,292
United States Steel Corp.	124,111	4,266
*Owens-Illinois, Inc.	162,010	4,058
Engelhard Corp.	132,771	3,791
Avery Dennison Corp.	66,271	3,510
Bemis Co., Inc.	110,404	2,930
Smurfit-Stone Container Corp.	275,905	2,806
Sonoco Products Co.	101,497	2,690
Fluor Corp.	45,603	2,626
Valspar Corp.	53,053	2,562
Freeport-McMoRan Copper &
Gold, Inc. Class B	68,200	2,553
*The Mosaic Co.	144,052	2,241
Lafarge North America Inc.	34,569	2,158
Bowater Inc.	60,363	1,954
Packaging Corp. of America	69,520	1,463
Monsanto Co.	159	10

		282,184

Producer Durables (3.4%)
Emerson Electric Co.	455,942	28,556
Northrop Grumman Corp.	347,394	19,194
The Boeing Co.	286,903	18,936
Deere & Co.	269,487	17,649
Applied Materials, Inc.	906,700	14,670
Ingersoll-Rand Co.	187,325	13,366
Pitney Bowes, Inc.	250,885	10,926
Parker Hannifin Corp.	130,772	8,109
D. R. Horton, Inc.	198,415	7,462
*Agilent Technologies, Inc.	312,160	7,186
*Xerox Corp.	520,224	7,174
Pulte Homes, Inc.	76,725	6,464
Cooper Industries, Inc. Class A	100,744	6,438
Centex Corp.	89,458	6,322
Lennar Corp. Class A	86,546	5,491
Dover Corp.	143,637	5,226
Goodrich Corp.	123,600	5,063
*Thermo Electron Corp.	173,937	4,674
W.W. Grainger, Inc.	83,880	4,596
KB HOME	57,544	4,387
Novellus Systems, Inc.	152,100	3,758
Hubbell Inc. Class B	56,181	2,478
American Power Conversion Corp.	93,823	$2,213
*Toll Brothers, Inc.	21,794	2,213
Pall Corp.	67,545	2,051
*Crown Castle International Corp.	85,000	1,727
*Teradyne, Inc.	74,011	886
Tektronix, Inc.	34,050	792

		218,007

Technology (4.3%)
Hewlett-Packard Co.	3,148,804	74,028
Motorola, Inc.	2,666,274	48,686
General Dynamics Corp.	185,129	20,279
Raytheon Co.	491,539	19,229
*Computer Sciences Corp.	207,933	9,087
*Flextronics International Ltd.	615,172	8,126
Computer Associates
International, Inc.	257,343	7,072
*Lucent Technologies, Inc.	2,407,595	7,006
*Micron Technology, Inc.	667,103	6,811
National Semiconductor Corp.	250,952	5,528
*Sun Microsystems, Inc.	1,285,058	4,793
*Freescale Semiconductor Inc.
Class B	219,684	4,653
*Freescale Semiconductor Inc.
Class A	215,292	4,523
*BMC Software, Inc.	240,989	4,326
*Tellabs, Inc.	478,464	4,163
*Solectron Corp.	1,027,483	3,894
*LSI Logic Corp.	417,835	3,547
*Advanced Micro Devices, Inc.	199,300	3,456
*Sanmina-SCI Corp.	568,459	3,109
*Compuware Corp.	420,869	3,026
Scientific-Atlanta, Inc.	82,581	2,747
*Cadence Design Systems, Inc.	191,391	2,614
*Unisys Corp.	366,767	2,322
*Ingram Micro, Inc. Class A	146,905	2,301
*Vishay Intertechnology, Inc.	182,680	2,168
*Storage Technology Corp.	57,982	2,104
*Fairchild Semiconductor
International, Inc.	130,073	1,919
*Comverse Technology, Inc.	75,100	1,776
Seagate Technology	97,039	1,703
Intersil Corp.	81,861	1,537
*Synopsys, Inc.	78,772	1,313
*Novell, Inc.	205,843	1,276
*JDS Uniphase Corp.	753,600	1,145
Symbol Technologies, Inc.	91,900	907
AVX Corp.	65,550	794

		271,968

Utilities (11.2%)
Verizon Communications Inc.	3,011,091	104,033
SBC Communications Inc.	3,602,895	85,569

27

Value Index Fund	Shares	Market Value^ (000)

BellSouth Corp.	1,992,017	$52,928
Exelon Corp.	722,866	37,105
Duke Energy Corp.	1,019,799	30,319
Southern Co.	802,586	27,826
Dominion Resources, Inc.	370,299	27,176
ALLTEL Corp.	328,874	20,482
Entergy Corp.	243,089	18,365
FirstEnergy Corp.	358,685	17,256
AT&T Corp.	865,337	16,476
FPL Group, Inc.	384,927	16,190
American Electric Power Co., Inc.	430,253	15,863
Public Service Enterprise
Group, Inc.	258,804	15,740
PG&E Corp.	409,559	15,375
Edison International	336,597	13,649
Consolidated Edison Inc.	263,796	12,356
PPL Corp.	205,566	12,206
Ameren Corp.	211,762	11,710
Progress Energy, Inc.	255,317	11,551
Constellation Energy Group, Inc.	191,210	11,031
Sempra Energy	230,692	9,530
Kinder Morgan, Inc.	107,871	8,975
DTE Energy Co.	189,596	8,867
Cinergy Corp.	197,830	8,867
Xcel Energy, Inc.	435,606	8,503
KeySpan Corp.	188,826	7,685
NiSource, Inc.	294,405	7,281
MCI Inc.	262,251	6,742
Questar Corp.	91,620	6,038
SCANA Corp.	116,150	4,961
Wisconsin Energy Corp.	127,154	4,959
Citizens Communications Co.	364,680	4,901
Pepco Holdings, Inc.	204,371	4,893
Pinnacle West Capital Corp.	105,893	4,707
Energy East Corp.	159,822	4,632
CenturyTel, Inc.	123,936	4,292
TECO Energy, Inc.	224,781	4,251
CenterPoint Energy Inc.	300,840	3,974
DPL Inc.	137,392	3,771
NSTAR	115,950	3,575
Alliant Energy Corp.	123,000	3,462
MDU Resources Group, Inc.	115,648	3,258
Northeast Utilities	140,219	2,925
*Qwest Communications
International Inc.	587,778	2,181
*NTL Inc.	26,666	1,824
*U.S. Cellular Corp.	17,348	866

		709,126

Other (4.8%)
General Electric Co.	5,748,313	199,179
3M Co.	518,613	37,496
Honeywell International Inc.	878,762	$32,189
Johnson Controls, Inc.	207,974	11,715
Textron, Inc.	134,623	10,211
Eaton Corp.	156,908	9,399
SPX Corp.	81,655	3,754
Hillenbrand Industries, Inc.	60,504	3,058

		307,001

TOTAL COMMON STOCKS
(Cost $5,452,112)		6,349,760

TEMPORARY CASH INVESTMENTS (0.4%)

Vanguard Market Liquidity
Fund, 3.139%**	2,506,156	2,506
Vanguard Market Liquidity
Fund, 3.139%**—Note E	25,187,000	25,187

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $27,693)		27,693

TOTAL INVESTMENTS (100.4%)
(Cost $5,479,805)		6,377,453

OTHER ASSETS AND LIABILITIES (-0.4%)

Other Assets—Note B		19,490
Liabilities—Note E		(43,637)

		(24,147)

NET ASSETS (100%)	$6,353,306

^	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
**	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

28

Amount (000)

AT JUNE 30, 2005, NET ASSETS CONSISTED OF:

Paid-in Capital	$6,177,700
Overdistributed Net Investment Income	(854)
Accumulated Net Realized Losses	(721,188)
Unrealized Appreciation	897,648

NET ASSETS	$6,353,306

Investor Shares—Net Assets
Applicable to 168,287,837 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$3,600,241

NET ASSET VALUE PER SHARE—
INVESTOR SHARES	$21.39

Admiral Shares—Net Assets
Applicable to 58,368,040 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$1,248,751

NET ASSET VALUE PER SHARE—
ADMIRAL SHARES	$21.39

Institutional Shares—Net Assets
Applicable to 46,131,809 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$987,000

NET ASSET VALUE PER SHARE—
INSTITUTIONAL SHARES	$21.40

VIPER Shares—Net Assets
Applicable to 9,429,680 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$517,314

NET ASSET VALUE PER SHARE—
VIPER SHARES	$54.86

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

29

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

	Growth Index Fund	Value Index Fund	Large-Cap Index Fund	Total Stock Market Index Fund

	Six Months Ended June 30, 2005

	(000)	(000)	(000)	(000)

INVESTMENT INCOME
Income
Dividends	$47,181	$77,573	$1,700	$467,640
Interest	109	46	12	4,658
Security Lending	255	187	2	7,483

Total Income	47,545	77,806	1,714	479,781

Expenses
The Vanguard Group—Note B
Investment Advisory Services	93	74	40	95
Management and Administrative
Investor Shares	6,965	3,287	8	26,708
Admiral Shares	528	493	2	4,520
Institutional Shares	318	229	—	2,152
VIPER Shares	52	202	—	1,197
Marketing and Distribution
Investor Shares	508	256	5	2,479
Admiral Shares	97	88	2	721
Institutional Shares	106	73	—	930
VIPER Shares	10	38	6	389
Custodian Fees	141	115	54	251
Shareholders' Reports
Investor Shares	235	72	1	379
Admiral Shares	1	—	—	8
Institutional Shares	—	3	—	—
VIPER Shares	—	—	—	—
Trustees' Fees and Expenses	10	5	—	48

Total Expenses	9,064	4,935	118	39,877

NET INVESTMENT INCOME	38,481	72,871	1,596	439,904

REALIZED NET GAIN (LOSS)
Investment Securities Sold	11,074	80,878	481	(1,091,670)
Futures Contracts	—	(10)	9	114

REALIZED NET GAIN (LOSS)	11,074	80,868	490	$(1,091,556)

CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION)
Investment Securities	(203,032)	(69,611)	(227)	595,200
Futures Contracts	—	—	—	(5,487)

CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION)	(203,032)	(69,611)	(227)	589,713

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(153,477)	$84,128	$1,859	(61,939)

30

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund’s net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

	Growth Index Fund		Value Index Fund
	Six Months Ended June 30, 2005 (000)	Year Ended Dec. 31, 2004 (000)	Six Months Ended June 30, 2005 (000)	Year Ended Dec. 31, 2004 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$38,481	$115,130	$72,871	$116,521
Realized Net Gain (Loss)	11,074	79,781	80,868	138,177
Change in Unrealized Appreciation (Depreciation)	(203,032)	493,260	(69,611)	473,641

Net Increase (Decrease) in Net Assets
Resulting from Operations	(153,477)	688,171	84,128	728,339

Distributions
Net Investment Income
Investor Shares	(25,205)	(87,192)	(38,990)	(74,905)
Admiral Shares	(4,999)	(14,548)	(13,467)	(22,722)
Institutional Shares	(4,973)	(13,817)	(10,360)	(15,284)
VIPER Shares	(540)	(1,141)	(5,520)	(4,454)
Realized Capital Gain
Investor Shares	—	—	—	—
Admiral Shares	—	—	—	—
Institutional Shares	—	—	—	—
VIPER Shares	—	—	—	—

Total Distributions	(35,717)	(116,698)	(68,337)	(117,365)

Capital Share Transactions—Note F
Investor Shares	(428,869)	(309,612)	840	278,765
Admiral Shares	99,481	54,487	170,696	185,733
Institutional Shares	93,959	339,615	176,905	197,069
VIPER Shares	60,365	98,653	109,386	379,201

Net Increase (Decrease) from
Capital Share Transactions	(175,064)	183,143	457,827	1,040,768

Total Increase (Decrease)	(364,258)	754,616	473,618	1,651,742

Net Assets
Beginning of Period	10,214,572	9,459,956	5,879,688	4,227,946

End of Period	$9,850,314	$10,214,572	$6,353,306	$5,879,688

31

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

	Large-Cap Index Fund		Total Stock Market Index Fund
	Six Months Ended June 30, 2005 (000)	Jan. 27* to Dec. 31, 2004 (000)	Six Months Ended June 30, 2005 (000)	Year Ended Dec. 31, 2004 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$1,596	$1,570	$439,904	$853,260
Realized Net Gain (Loss)	490	(871)	(1,091,556)	201,676
Change in Unrealized Appreciation (Depreciation)	(227)	6,645	589,713	5,103,061

Net Increase (Decrease) in Net Assets
Resulting from Operations	1,859	7,344	(61,939)	6,157,997

Distributions
Net Investment Income
Investor Shares	(451)	(529)	(214,798)	(471,153)
Admiral Shares	(302)	(242)	(84,881)	(166,913)
Institutional Shares	—	—	(76,774)	(161,408)
VIPER Shares	(733)	(808)	(32,051)	(60,846)
Realized Capital Gain
Investor Shares	—	—	—	—
Admiral Shares	—	—	—	—
Institutional Shares	—	—	—	—
VIPER Shares	—	—	—	—

Total Distributions	(1,486)	(1,579)	(408,504)	(860,320)

Capital Share Transactions—Note F
Investor Shares	30,949	41,404	662,218	4,700,329
Admiral Shares	24,528	25,240	1,970,171	1,889,664
Institutional Shares	32,495	—	830,070	1,203,468
VIPER Shares	73,194	46,420	340,589	1,378,001

Net Increase (Decrease) from
Capital Share Transactions	161,166	113,064	3,803,048	9,171,462

Total Increase (Decrease)	161,539	118,829	3,332,605	14,469,139

Net Assets
Beginning of Period	118,829	—	57,014,134	42,544,995

End of Period	$280,368	$118,829	$60,346,739	$57,014,134

*Inception

32

FINANCIAL HIGHLIGHTS

This table summarizes each fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

Growth Index Fund Investor Shares

Six Months Ended June 30,		Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$26.41	$24.92	$19.95	$26.42	$30.57	$39.43

Investment Operations
Net Investment Income	.10	.291*	.169	.222	.181	.126
Net Realized and Unrealized Gain (Loss) on Investments	(.50)	1.494	4.977	(6.465)	(4.144)	(8.861)

Total from Investment Operations	(.40)	1.785	5.146	(6.243)	(3.963)	(8.735)

Distributions
Dividends from Net Investment Income	(.09)	(.295)	(.176)	(.227)	(.187)	(.125)
Distributions from Realized Capital Gains	—	—	—	—	—	—

Total Distributions	(.09)	(.295)	(.176)	(.227)	(.187)	(.125)

Net Asset Value, End of Period	$25.92	$26.41	$24.92	$19.95	$26.42	$30.57

Total Return**	-1.51%	7.20%	25.92%	-23.68%	-12.93%	-22.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,137	$7,711	$7,586	$6,094	$8,445	$11,162
Ratio of Total Expenses to Average Net Assets	0.22%†	0.22%	0.23%	0.23%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	0.76%†	1.14%*	0.77%	0.97%	0.67%	0.33%
Portfolio Turnover Rate††	26%†	24%	42%‡	23%	31%	33%

*	Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
**	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
†	Annualized.
††	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
‡	Includes activity related to a change in the fund’s target index.

33

FINANCIAL HIGHLIGHTS (CONTINUED)

Growth Index Fund Admiral Shares

Six Months Ended June 30,		Year Ended December 31,				Nov. 13* to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$26.41	$24.92	$19.95	$26.42	$30.57	$33.12

Investment Operations
Net Investment Income	.124	.32**	.188	.237	.194	.024
Net Realized and Unrealized Gain (Loss) on Investments	(.500)	1.49	4.977	(6.465)	(4.144)	(2.536)

Total from Investment Operations	(.376)	1.81	5.165	(6.228)	(3.950)	(2.512)

Distributions
Dividends from Net Investment Income	(.104)	(.32)	(.195)	(.242)	(.200)	(.038)
Distributions from Realized Capital Gains	—	—	—	—	—	—

Total Distributions	(.104)	(.32)	(.195)	(.242)	(.200)	(.038)

Net Asset Value, End of Period	$25.93	$26.41	$24.92	$19.95	$26.42	$30.57

Total Return	-1.42%	7.31%	26.03%	-23.62%	-12.88%	-7.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,292	$1,214	$1,092	$751	$906	$709
Ratio of Total Expenses to Average Net Assets	0.11%†	0.11%	0.15%	0.15%	0.17%	0.17%†
Ratio of Net Investment Income to
Average Net Assets	0.87%†	1.27%**	0.84%	1.05%	0.74%	0.56%†
Portfolio Turnover Rate††	26%†	24%	42%‡	23%	31%	33%

*	Inception.
**	Net investment income per share and the ratio of net investment income to average net assets include $.14 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
†	Annualized.
††	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
‡	Includes activity related to a change in the fund’s target index.

34

Growth Index Fund Institutional Shares

Six Months Ended June 30,		Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$26.41	$24.92	$19.95	$26.42	$30.57	$39.44

Investment Operations
Net Investment Income	.127	.324*	.199	.248	.213	.156
Net Realized and Unrealized Gain (Loss) on Investments	(.500)	1.494	4.977	(6.465)	(4.144)	(8.861)

Total from Investment Operations	(.373)	1.818	5.176	(6.217)	(3.931)	(8.705)

Distributions
Dividends from Net Investment Income	(.107)	(.328)	(.206)	(.253)	(.219)	(.165)
Distributions from Realized Capital Gains	—	—	—	—	—	—

Total Distributions	(.107)	(.328)	(.206)	(.253)	(.219)	(.165)

Net Asset Value, End of Period	$25.93	$26.41	$24.92	$19.95	$26.42	$30.57

Total Return	-1.41%	7.34%	26.09%	-23.58%	-12.82%	-22.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,258	$1,185	$782	$675	$921	$948
Ratio of Total Expenses to Average Net Assets	0.08%**	0.08%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	0.90%**	1.29%*	0.92%	1.10%	0.80%	0.44%
Portfolio Turnover Rate†	26%**	24%	42%††	23%	31%	33%

*	Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
**	Annualized.
†	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
††	Includes activity related to a change in the fund’s target index.

35

FINANCIAL HIGHLIGHTS (CONTINUED)

Growth Index Fund VIPER Shares

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2005	Jan. 26* to Dec. 31, 2004

Net Asset Value, Beginning of Period	$51.33	$50.64

Investment Operations
Net Investment Income	.219	.609**
Net Realized and Unrealized Gain (Loss) on Investments	(.958)	.694

Total from Investment Operations	(.739)	1.303

Distributions
Dividends from Net Investment Income	(.201)	(.613)
Distributions from Realized Capital Gains	—	—

Total Distributions	(.201)	(.613)

Net Asset Value, End of Period	$50.39	$51.33

Total Return	-1.43%	2.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$163	$104
Ratio of Total Expenses to Average Net Assets	0.11%†	0.15%†
Ratio of Net Investment Income to Average Net Assets	0.88%†	1.22%**†
Portfolio Turnover Rate††	26%†	24%

*	Inception.
**	Net investment income per share and the ratio of net investment income to average net assets include $.269 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
†	Annualized.
††	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

36

Value Index Fund Investor Shares

Six Months Ended June 30,		Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$21.35	$18.95	$14.65	$18.90	$22.87	$22.89

Investment Operations
Net Investment Income	.25	.460	.378	.303	.309	.355
Net Realized and Unrealized Gain (Loss) on Investments	.02	2.399	4.294	(4.238)	(2.986)	.963

Total from Investment Operations	.27	2.859	4.672	(3.935)	(2.677)	1.318

Distributions
Dividends from Net Investment Income	(.23)	(.459)	(.372)	(.315)	(.316)	(.358)
Distributions from Realized Capital Gains	—	—	—	—	(.977)	(.980)

Total Distributions	(.23)	(.459)	(.372)	(.315)	(1.293)	(1.338)

Net Asset Value, End of Period	$21.39	$21.35	$18.95	$14.65	$18.90	$22.87

Total Return*	1.28%	15.29%	32.25%	-20.91%	-11.88%	6.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,600	$3,592	$2,921	$2,197	$3,018	$3,450
Ratio of Total Expenses to Average Net Assets	0.21%**	0.21%	0.23%	0.23%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.37%**	2.40%	2.38%	1.80%	1.51%	1.60%
Portfolio Turnover Rate†	23%**	18%	44%††	26%	38%	37%

*	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**	Annualized.
†	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
††	Includes activity related to a change in the fund’s target index.

37

FINANCIAL HIGHLIGHTS (CONTINUED)

Value Index Fund Admiral Shares

Six Months Ended June 30,		Year Ended December 31,				Nov. 13* to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$21.35	$18.95	$14.65	$18.90	$22.87	$22.86

Investment Operations
Net Investment Income	.261	.479	.392	.315	.318	.045
Net Realized and Unrealized Gain (Loss) on Investments	.020	2.399	4.294	(4.238)	(2.986)	.635

Total from Investment Operations	.281	2.878	4.686	(3.923)	(2.668)	.680

Distributions
Dividends from Net Investment Income	(.241)	(.478)	(.386)	(.327)	(.325)	(.100)
Distributions from Realized Capital Gains	—	—	—	—	(.977)	(.570)

Total Distributions	(.241)	(.478)	(.386)	(.327)	(1.302)	(.670)

Net Asset Value, End of Period	$21.39	$21.35	$18.95	$14.65	$18.90	$22.87

Total Return	1.33%	15.40%	32.36%	-20.85%	-11.83%	3.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,249	$1,075	$773	$480	$587	$248
Ratio of Total Expenses to Average Net Assets	0.11%**	0.11%	0.15%	0.15%	0.17%	0.17%**
Ratio of Net Investment Income to
Average Net Assets	2.47%**	2.50%	2.48%	1.88%	1.57%	0.19%**
Portfolio Turnover Rate†	23%**	18%	44%††	26%	38%	37%

*	Inception.
**	Annualized.
†	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
††	Includes activity related to a change in the fund’s target index.

38

Value Index Fund Institutional Shares

Six Months Ended June 30,		Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$21.35	$18.95	$14.65	$18.90	$22.87	$22.89

Investment Operations
Net Investment Income	.274	.485	.400	.322	.333	.377
Net Realized and Unrealized Gain (Loss) on Investments	.020	2.399	4.294	(4.238)	(2.986)	.963

Total from Investment Operations	.294	2.884	4.694	(3.916)	(2.653)	1.340

Distributions
Dividends from Net Investment Income	(.244)	(.484)	(.394)	(.334)	(.340)	(.380)
Distributions from Realized Capital Gains	—	—	—	—	(.977)	(.980)

Total Distributions	(.244)	(.484)	(.394)	(.334)	(1.317)	(1.360)

Net Asset Value, End of Period	$21.40	$21.35	$18.95	$14.65	$18.90	$22.87

Total Return	1.39%	15.43%	32.42%	-20.81%	-11.77%	6.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$987	$807	$534	$494	$865	$1,082
Ratio of Total Expenses to Average Net Assets	0.08%*	0.08%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.50%*	2.53%	2.46%	1.91%	1.63%	1.70%
Portfolio Turnover Rate**	23%*	18%	44%†	26%	38%	37%

*	Annualized.
**	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
†	Includes activity related to a change in the fund’s target index.

39

FINANCIAL HIGHLIGHTS (CONTINUED)

Value Index Fund VIPER Shares

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2005	Jan. 26* to Dec. 31, 2004

Net Asset Value, Beginning of Period	$54.74	$50.34

Investment Operations
Net Investment Income	.660	1.184
Net Realized and Unrealized Gain (Loss) on Investments	.077	4.437

Total from Investment Operations	.737	5.621

Distributions
Dividends from Net Investment Income	(.617)	(1.221)
Distributions from Realized Capital Gains	—	—

Total Distributions	(.617)	(1.221)

Net Asset Value, End of Period	$54.86	$54.74

Total Return	1.36%	11.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$517	$406
Ratio of Total Expenses to Average Net Assets	0.11%**	0.15%**
Ratio of Net Investment Income to Average Net Assets	2.46%**	2.46%**
Portfolio Turnover Rate†	23%**	18%

*	Inception.
**	Annualized.
†	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

40

Large-Cap Index Fund Investor Shares

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2005	Jan. 30* to Dec. 31, 2004

Net Asset Value, Beginning of Period	$21.41	$20.00

Investment Operations
Net Investment Income	.15	.39**
Net Realized and Unrealized Gain (Loss) on Investments	(.17)	1.41

Total from Investment Operations	(.02)	1.80

Distributions
Dividends from Net Investment Income	(.14)	(.39)
Distributions from Realized Capital Gains	—	—

Total Distributions	(.14)	(.39)

Net Asset Value, End of Period	$21.25	$21.41

Total Return†	-0.08%	9.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$75	$44
Ratio of Total Expenses to Average Net Assets	0.20%††	0.20%††
Ratio of Net Investment Income to Average Net Assets	1.62%††	1.92%**††
Portfolio Turnover Rate‡	6%††	5%

*	Inception.
**	Net investment income per share and the ratio of net investment income to average net assets include $.05 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
†	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
††	Annualized.
‡	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

41

FINANCIAL HIGHLIGHTS (CONTINUED)

Large-Cap Index Fund Admiral Shares

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2005	Feb. 2* to Dec. 31, 2004

Net Asset Value, Beginning of Period	$26.77	$25.08

Investment Operations
Net Investment Income	.198	.501**
Net Realized and Unrealized Gain (Loss) on Investments	(.213)	1.692

Total from Investment Operations	(.015)	2.193

Distributions
Dividends from Net Investment Income	(.185)	(.503)
Distributions from Realized Capital Gains	—	—

Total Distributions	(.185)	(.503)

Net Asset Value, End of Period	$26.57	$26.77

Total Return	-0.05%	8.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$51	$27
Ratio of Total Expenses to Average Net Assets	0.12%†	0.12%†
Ratio of Net Investment Income to Average Net Assets	1.70%†	2.00%**†
Portfolio Turnover Rate††	6%†	5%

*	Inception.
**	Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
†	Annualized.
††	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

42

Large-Cap Index Fund Institutional Shares

For a Share Purchased on	June 30, 2005*

Net Asset Value, Beginning of Period	$109.32

Investment Operations
Net Investment Income	—
Net Realized and Unrealized Gain (Loss) on Investments	—

Total from Investment Operations	—

Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—

Total Distributions	—

Net Asset Value, End of Period	$109.32

Total Return	0.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32
Ratio of Total Expenses to Average Net Assets	0.08%**
Ratio of Net Investment Income to Average Net Assets	0.50%**
Portfolio Turnover Rate†	6%**

*	Inception.
**	Annualized.
†	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

43

FINANCIAL HIGHLIGHTS (CONTINUED)

Large-Cap Index Fund VIPER Shares

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2005	Jan. 27* to Dec. 31, 2004

Net Asset Value, Beginning of Period	$52.99	$50.01

Investment Operations
Net Investment Income	.398	.958**
Net Realized and Unrealized Gain (Loss) on Investments	(.423)	2.983

Total from Investment Operations	(.025)	3.941

Distributions
Dividends from Net Investment Income	(.375)	(.961)
Distributions from Realized Capital Gains	—	—

Total Distributions	(.375)	(.961)

Net Asset Value, End of Period	$52.59	$52.99

Total Return	-0.04%	8.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$121	$48
Ratio of Total Expenses to Average Net Assets	0.08%†	0.12%†
Ratio of Net Investment Income to Average Net Assets	1.72%†	2.00%**†
Portfolio Turnover Rate††	6%†	5%

*	Inception.
**	Net investment income per share and the ratio of net investment income to average net assets include $.125 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
†	Annualized.
††	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

44

Total Stock Market Index Fund Investor Shares

Six Months Ended June 30,		Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$28.77	$25.99	$20.07	$25.74	$29.26	$33.22

Investment Operations
Net Investment Income	.21	.445*	.325	.295	.310	.331
Net Realized and Unrealized Gain (Loss) on Investments	(.29)	2.780	5.922	(5.672)	(3.533)	(3.815)

Total from Investment Operations	(.08)	3.225	6.247	(5.377)	(3.223)	(3.484)

Distributions
Dividends from Net Investment Income	(.19)	(.445)	(.327)	(.293)	(.297)	(.336)
Distributions from Realized Capital Gains	—	—	—	—	—	(.140)

Total Distributions	(.19)	(.445)	(.327)	(.293)	(.297)	(.476)

Net Asset Value, End of Period	$28.50	$28.77	$25.99	$20.07	$25.74	$29.26

Total Return**	-0.27%	12.52%	31.35%	-20.96%	-10.97%	-10.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,096	$31,718	$24,059	$14,254	$15,781	$16,856
Ratio of Total Expenses to Average Net Assets	0.19%†	0.19%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.48%†	1.70%*	1.49%	1.32%	1.11%	1.04%
Portfolio Turnover Rate††	12%†‡	4%	2%	2%	3%	7%

*	Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
**	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
†	Annualized.
††	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
‡	Includes activity related to change in the fund’s target index.

45

FINANCIAL HIGHLIGHTS (CONTINUED)

Total Stock Market Index Fund Admiral Shares

Six Months Ended June 30,		Year Ended December 31,				Nov. 13* to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$28.77	$25.99	$20.07	$25.75	$29.26	$30.22

Investment Operations
Net Investment Income	.223	.468**	.336	.296	.332	.049
Net Realized and Unrealized Gain (Loss) on Investments	(.290)	2.780	5.922	(5.672)	(3.533)	(.830)

Total from Investment Operations	(.067)	3.248	6.258	(5.376)	(3.201)	(.781)

Distributions
Dividends from Net Investment Income	(.203)	(.468)	(.338)	(.304)	(.309)	(.099)
Distributions from Realized Capital Gains	—	—	—	—	—	(.080)

Total Distributions	(.203)	(.468)	(.338)	(.304)	(.309)	(.179)

Net Asset Value, End of Period	$28.50	$28.77	$25.99	$20.07	$25.75	$29.26

Total Return	-0.22%	12.61%	31.42%	-20.95%	-10.89%	-2.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,762	$10,856	$7,969	$4,069	$3,894	$2,104
Ratio of Total Expenses to Average Net Assets	0.09%†	0.10%	0.15%	0.15%	0.15%	0.15%†
Ratio of Net Investment Income to
Average Net Assets	1.57%†	1.79%**	1.54%	1.39%	1.17%	1.23%†
Portfolio Turnover Rate††	12%†‡	4%	2%	2%	3%	7%

*	Inception.
**	Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
†	Annualized.
††	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
‡	Includes activity related to change in the fund’s target index.

46

Total Stock Market Index Fund Institutional Shares

Six Months Ended June 30,		Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$28.77	$26.00	$20.07	$25.75	$29.27	$33.22

Investment Operations
Net Investment Income	.227	.465*	.360	.311	.341	.371
Net Realized and Unrealized Gain (Loss) on Investments	(.290)	2.780	5.922	(5.672)	(3.533)	(3.815)

Total from Investment Operations	(.063)	3.245	6.282	(5.361)	(3.192)	(3.444)

Distributions
Dividends from Net Investment Income	(.207)	(.475)	(.352)	(.319)	(.328)	(.366)
Distributions from Realized Capital Gains	—	—	—	—	—	(.140)

Total Distributions	(.207)	(.475)	(.352)	(.319)	(.328)	(.506)

Net Asset Value, End of Period	$28.50	$28.77	$26.00	$20.07	$25.75	$29.27

Total Return	-0.21%	12.60%	31.55%	-20.90%	-10.85%	-10.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,924	$10,181	$8,000	$4,466	$4,217	$4,272
Ratio of Total Expenses to Average Net Assets	0.06%**	0.08%	0.08%	0.08%	0.08%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.61%**	1.82%*	1.62%	1.45%	1.23%	1.14%
Portfolio Turnover Rate†	12%**††	4%	2%	2%	3%	7%

*	Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
**	Annualized.
†	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units. ††Includes activity related to change in the fund’s target index.

47

FINANCIAL HIGHLIGHTS (CONTINUED)

Total Stock Market Index Fund VIPER Shares

Six Months Ended June 30,		Year Ended December 31,			May 24* to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$118.21	$106.81	$82.47	$105.80	$118.46

Investment Operations
Net Investment Income	.911	1.893**	1.381	1.259	.843
Net Realized and Unrealized Gain (Loss) on Investments	(1.190)	11.409	24.341	(23.337)	(12.515)

Total from Investment Operations	(.279)	13.302	25.722	(22.078)	(11.672)

Distributions
Dividends from Net Investment Income	(.841)	(1.902)	(1.382)	(1.252)	(.988)
Distributions from Realized Capital Gains	—	—	—	—	—

Total Distributions	(.841)	(1.902)	(1.382)	(1.252)	(.988)

Net Asset Value, End of Period	$117.09	$118.21	$106.81	$82.47	$105.80

Total Return	-0.22%	12.57%	31.43%	-20.94%	-9.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,565	$4,259	$2,517	$1,290	$1,195
Ratio of Total Expenses to Average Net Assets	0.08%†	0.13%	0.15%	0.15%	0.15%†
Ratio of Net Investment Income to Average Net Assets	1.59%†	1.79%**	1.54%	1.38%	1.26%†
Portfolio Turnover Rate††	12%†‡	4%	2%	2%	3%

*	Inception.
**	Net investment income per share and the ratio of net investment income to average net assets include $.259 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
†	Annualized.
††	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
‡	Includes activity related to change in the fund’s target index.

SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

48

NOTES TO FINANCIAL STATEMENTS

Vanguard Growth Index, Value Index, Large-Cap Index, and Total Stock Market Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds. The funds offer four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and VIPER Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker. The Large-Cap Index Fund Institutional Shares were first issued on June 30, 2005.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds’ pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2.	Futures Contracts: The funds use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The funds may purchase futures contracts to immediately invest incoming cash in the market, or sell futures contracts in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The funds may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the funds and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.	Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.	Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5.	Security Lending: The funds may lend their securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The funds invest cash collateral received in Vanguard Market Liquidity Fund, and record a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.	Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2005, the funds had contributed capital to Vanguard (included in Other Assets) of:

Index Fund	Capital Contribution to Vanguard (000)	Percentage of Fund Net Assets	Percentage of Vanguard's Capitalization

Growth	$1,250	0.01%	1.25%
Value	791	0.01	0.79
Large-Cap	30	0.01	0.03
Total Stock Market	7,534	0.01	7.53

The funds’ trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2005, the Growth Index, Value Index, Large-Cap Index, and Total Stock Market Index Funds realized $4,667,000, $13,728,000, $858,000, and $34,895,000, respectively, of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The funds’ tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2004, the funds had the following tax-basis capital losses available to offset future net capital gains:

	Capital Losses
Index Fund	Amount (000)	Expiration: Fiscal Years Ending December 31

Growth	$3,615,932	2008-2011
Value	788,442	2010-2011
Large-Cap	—	—
Total Stock Market	1,010,290	2009-2011

50

The funds will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2005; should the funds realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2005, net unrealized appreciation (depreciation) of investment securities for tax purposes was:

	(000)
Index Fund	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)

Growth	$2,690,539	$(299,706)	$2,390,833
Value	1,267,745	(370,097)	897,648
Large-Cap	14,667	(8,249)	6,418
Total Stock Market	13,031,801	(3,742,057)	9,289,744

At June 30, 2005, the aggregate settlement value of open futures contracts expiring in September 2005 and the related unrealized appreciation (depreciation) were:

		(000)
Index Fund/Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Total Stock Market/
S&P 500 Index	1,288	$384,951	$(4,100)
E-mini S&P 500 Index	525	31,382	(293)
S&P MidCap 400 Index	79	27,190	(61)
Russell 2000 Index	24	7,717	182

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2005, purchases and sales of investment securities other than temporary cash investments were:

	(000)
Index Fund	Purchases	Sales

Growth	$1,337,470	$1,500,300
Value	1,211,763	741,554
Large-Cap	172,458	10,665
Total Stock Market	9,167,017	5,560,445

E. The market value of securities on loan to broker/dealers at June 30, 2005, and collateral received with respect to such loans were:

	(000)
Index Fund	Market Value of Loaned Securities	Cash Collateral Received

Growth	$64,953	$68,358
Value	24,319	25,187
Large-Cap	41	42
Total Stock Market	684,392	735,701

51

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

F. Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Index Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Growth
Investor Shares
Issued	$508,001	19,790	$1,068,659	42,318
Issued in Lieu of Cash Distributions	23,222	909	81,360	3,167
Redeemed	(960,092)	(37,354)	(1,459,631)	(57,988)

Net Increase (Decrease)—Investor Shares	(428,869)	(16,655)	(309,612)	(12,503)

Admiral Shares
Issued	308,040	11,980	339,642	13,475
Issued in Lieu of Cash Distributions	4,365	171	12,698	495
Redeemed	(212,924)	(8,267)	(297,853)	(11,810)

Net Increase (Decrease)—Admiral Shares	99,481	3,884	54,487	2,160

Institutional Shares
Issued	221,785	8,611	534,027	21,240
Issued in Lieu of Cash Distributions	4,472	175	12,357	481
Redeemed	(132,298)	(5,141)	(206,769)	(8,222)

Net Increase (Decrease)—Institutional Shares	93,959	3,645	339,615	13,499

VIPER Shares
Issued	70,456	1,403	148,481	3,030
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(10,091)	(200)	(49,828)	(1,000)

Net Increase (Decrease)—VIPER Shares	60,365	1,203	98,653	2,030

52

	Six Months Ended June 30, 2005		Year Ended December 31, 2004*
Index Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Value
Investor Shares
Issued	$436,639	20,588	$772,440	39,439
Issued in Lieu of Cash Distributions	36,029	1,702	69,188	3,475
Redeemed	(471,828)	(22,265)	(562,863)	(28,782)

Net Increase (Decrease)—Investor Shares	840	25	278,765	14,132

Admiral Shares
Issued	348,533	16,415	359,324	18,348
Issued in Lieu of Cash Distributions	11,320	534	19,025	955
Redeemed	(189,157)	(8,921)	(192,616)	(9,767)

Net Increase (Decrease)—Admiral Shares	170,696	8,028	185,733	9,536

Institutional Shares
Issued	261,330	12,305	344,143	17,137
Issued in Lieu of Cash Distributions	7,485	353	12,188	611
Redeemed	(91,910)	(4,336)	(159,262)	(8,098)

Net Increase (Decrease)—Institutional Shares	176,905	8,322	197,069	9,650

VIPER Shares
Issued	142,170	2,608	414,041	8,122
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(32,784)	(600)	(34,840)	(700)

Net Increase (Decrease)—VIPER Shares	109,386	2,008	379,201	7,422

Large-Cap
Investor Shares
Issued	$45,255	2,152	$51,279	2,564
Issued in Lieu of Cash Distributions	407	19	480	23
Redeemed	(14,713)	(698)	(10,355)	(516)

Net Increase (Decrease)—Investor Shares	30,949	1,473	41,404	2,071

Admiral Shares
Issued	25,432	970	27,830	1,107
Issued in Lieu of Cash Distributions	251	10	239	9
Redeemed	(1,155)	(44)	(2,829)	(115)

Net Increase (Decrease)—Admiral Shares	24,528	936	25,240	1,001

Institutional Shares
Issued	32,495	297	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—

Net Increase (Decrease)—Institutional Shares	32,495	297	—	—

VIPER Shares
Issued	78,480	1,503	124,896	2,500
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,286)	(100)	(78,476)	(1,600)

Net Increase (Decrease)—VIPER Shares	73,194	1,403	46,420	900

*Large-Cap Index Fund results are for the period since inception, January 27, 2004.

53

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Index Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Total Stock Market
Investor Shares
Issued	$4,124,312	146,930	$8,192,514	308,437
Issued in Lieu of Cash Distributions	206,095	7,340	451,435	16,552
Redeemed	(3,668,189)	(130,467)	(3,943,620)	(148,108)

Net Increase (Decrease)—Investor Shares	662,218	23,803	4,700,329	176,881

Admiral Shares
Issued	3,070,832	109,292	3,063,178	114,860
Issued in Lieu of Cash Distributions	72,191	2,568	142,737	5,234
Redeemed	(1,172,852)	(41,386)	(1,316,251)	(49,313)

Net Increase (Decrease)—Admiral Shares	1,970,171	70,474	1,889,664	70,781

Institutional Shares
Issued	1,756,776	62,133	2,841,789	106,828
Issued in Lieu of Cash Distributions	67,108	2,388	140,066	5,142
Redeemed	(993,814)	(35,081)	(1,778,387)	(65,903)

Net Increase (Decrease)—Institutional Shares	830,070	29,440	1,203,468	46,067

VIPER Shares
Issued	340,589	2,952	1,444,442	13,064
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(66,441)	(600)

Net Increase (Decrease)—VIPER Shares	340,589	2,952	1,378,001	12,464

54

ABOUT YOUR FUND’S EXPENSES

Six Months Ended June 30, 2005
Index Fund	Beginning Account Value 12/31/2004	Ending Account Value 6/30/2005	Expenses Paid During Period*

Based on Actual Fund Return
Growth
Investor Shares	$1,000.00	$984.91	$1.08
Admiral Shares	1,000.00	985.82	0.54
Institutional Shares	1,000.00	985.94	0.39
VIPER Shares	1,000.00	985.67	0.54

Value
Investor Shares	$1,000.00	$1,012.79	$1.05
Admiral Shares	1,000.00	1,013.31	0.55
Institutional Shares	1,000.00	1,013.93	0.40
VIPER Shares	1,000.00	1,013.62	0.55

Based on Hypothetical 5% Yearly Return
Growth
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.40	0.40
VIPER Shares	1,000.00	1,024.25	0.55

Value
Investor Shares	$1,000.00	$1,023.75	$1.05
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.40	0.40
VIPER Shares	1,000.00	1,024.25	0.55

*	The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: 0.22% for the Growth Index Fund Investor Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, and 0.11% for VIPER Shares; 0.21% for the Value Index Fund Investor Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, and 0.11% for VIPER Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table at left and on page 56 illustrates your fund’s costs in two ways:

•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—

55

because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2005*
Index Fund	Beginning Account Value 12/31/2004	Ending Account Value 6/30/2005	Expenses Paid During Period**

Based on Actual Fund Return
Large-Cap
Investor Shares	$1,000.00	$999.16	$0.99
Admiral Shares	1,000.00	999.54	0.59
VIPER Shares	1,000.00	999.63	0.40

Total Stock Market
Investor Shares	$1,000.00	$997.33	$0.94
Admiral Shares	1,000.00	997.79	0.45
Institutional Shares	1,000.00	997.93	0.30
VIPER Shares	1,000.00	997.76	0.40

Based on Hypothetical 5% Yearly Return
Large-Cap
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.20	0.60
VIPER Shares	1,000.00	1,024.40	0.40

Total Stock Market
Investor Shares	$1,000.00	$1,023.85	$0.95
Admiral Shares	1,000.00	1,024.35	0.45
Institutional Shares	1,000.00	1,024.50	0.30
VIPER Shares	1,000.00	1,024.40	0.40

*	The table does not include data for share classes of funds with fewer than six months of history.
**	The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: 0.20% for the Large-Cap Index Fund Investor Shares, 0.12% for Admiral Shares, and 0.08% for VIPER Shares; 0.19% for the Total Stock Market Index Fund Investor Shares, 0.09% for Admiral Shares, 0.06% for Institutional Shares, and 0.08% for VIPER Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table at left and the one on page 55 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

56

TRUSTEES RENEW ADVISORY ARRANGEMENT

The board of trustees of Vanguard Growth Index Fund, Value Index Fund, Large-Cap Index Fund, and Total Stock Market Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

NATURE, EXTENT, AND QUALITY OF SERVICES

The board considered the quality of the funds’ investment management over both short-and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985 and oversees more than $600 billion in assets (stocks and bonds). Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

INVESTMENT PERFORMANCE

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and their peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ performance, including some of the data considered by the board, can be found in the “Performance Summaries” section of this report.

COST

The funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the “About Your Fund’s Expenses” section of this report as well as in the “Financial Statements” section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

THE BENEFIT OF ECONOMIES OF SCALE

The board of trustees concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

57

INVESTING IS FAST, EASY, AND SECURE ON VANGUARD.COM

If you’re like many Vanguard investors, you believe in planning and taking control of your own investments. Vanguard.com was built for you—and it keeps getting better.

RESEARCH AND PLAN YOUR INVESTMENTS WITH CONFIDENCE

Use our Planning & Education and Research Funds & Stocks sections to:

•	Determine what asset allocation might best suit your needs—by taking our Investor Questionnaire.
•	Find out how much to save for retirement and your children’s college education—by using our planning tools.
•	Learn how to achieve your goals—by reading our PlainTalk® investment guides.
•	Find your next fund—by using the Compare Funds, Compare Fund Costs, and Narrow Your Fund Choices tools.
•	Look up fund price, performance history, and distribution information—in a snap.

INVEST AND MANAGE ACCOUNTS WITH EASE

Log on to Vanguard.com to:

•	See what you own (at Vanguard and elsewhere) and how your investments are doing.
•	Elect to receive online statements, fund reports (like this one), prospectuses, and tax forms.
•	Analyze your portfolio’s holdings and performance.
•	Open new accounts, buy and sell shares, and exchange money between funds—securely and easily.
•	Sign up to receive electronic newsletters from Vanguard informing you of news on our funds, products, and services, as well as on investing and the financial markets.

Find out what Vanguard.com can do for you. Log on today!

58

INVEST WITH VANGUARD FOR YOUR RETIREMENT

Vanguard offers low-cost, high-quality solutions that combine a variety of investment choices to help you achieve your retirement goals.

A Vanguard traditional IRA enables you to make deductible or nondeductible contributions that can grow tax-deferred until you take distributions in retirement, while a Vanguard Roth IRA allows you to make nondeductible contributions with tax-free withdrawals when you take qualified distributions.

With either type of Vanguard IRA®, your investment options include:

• Vanguard mutual funds

Select from our comprehensive lineup of more than 70 low-cost mutual funds suitable for retirement investing—all with no sales commissions—to help you reach your retirement goals. We offer a broad selection of stock, bond, balanced, and money market funds.

• Vanguard Target Retirement Funds

Choose a single, all-in-one portfolio that is professionally managed and well diversified. It automatically shifts from a more aggressive to a more conservative asset allocation as your target retirement date approaches, so you can leave the time-consuming details of portfolio management to Vanguard.

• Other investment options

Consolidate and build your portfolio in a single account that provides access to the universe of stocks, bonds, options, certificates of deposit (CDs), exchange-traded funds (ETFs), and non-Vanguard mutual funds through Vanguard Brokerage Services®.

ROLLOVER OPTIONS

When you change jobs or retire, you can take greater control of your investments by rolling over your assets in an employer-sponsored retirement plan to a Vanguard IRA. To initiate a rollover, visit Vanguard.com, where you can complete our easy online application. You can also print out the application and mail it to us—or call a Vanguard retirement specialist at 800-205-6189.

For more information, visit www.vanguard.com, or call 800-662-7447 for Vanguard funds and 800-992-8327 for non-Vanguard funds offered through Vanguard Brokerage Services, to obtain a prospectus. Investment objectives, risks, charges, expenses, and other important information are contained in the prospectus; read and consider it carefully before investing.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (133)	Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES
Charles D. Ellis (1937) January 2001	Trustee (133)	Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta (1945) December 2001**	Trustee (133)	Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (133)	Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (130)	Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund) (since November 2001), Vanguard Group (Ireland) Limited (investment management) (since November 2001), BKF Capital (investment management), The Jeffrey Co. (holding company), and CareGain, Inc. (health care management).

André F. Perold (1952) December 2004	Trustee (133)	George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (133)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (133)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

EXECUTIVE OFFICERS*
R. Gregory Barton (1951) June 2001	Secretary (133)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies served by The Vanguard Group since June 2001.

Thomas J. Higgins (1957) July 1998	Treasurer (133)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
**	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.

John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600 Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Vanguard IRA, Vanguard Brokerage Services, Admiral, PlainTalk, VIPER, VIPERs, and the ship logo are trademarks of The Vanguard Group, Inc.

The funds or securities referred to herein that are offered by The Vanguard Group and track an MSCI index are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For such funds or securities, the prospectus or the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard's proxy voting guidelines by visiting our website, www.vanguard.com, and searching for "proxy voting guidelines," or by calling Vanguard at 800-662-2739. They are also available from the SEC's website, www.sec.gov. In addition, you may obtain a free report on how the fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-942-8090. Information about your fund is also available on the SEC's website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.	World Wide Web
www.vanguard.com

Fund Information
800-662-7447

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Account Services
800-662-2739

Institutional Investor
Services
800-523-1036

Text Telephone
800-952-3335

© 2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q852 082005

As of 6/30/2005	VANGUARD® U.S. STOCK INDEX FUNDS LARGE-CAP INDEX FUND

STATEMENT OF NET ASSETS (UNAUDITED)

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

This Statement provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund’s net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of accompanying report for further information).

Large-Cap Index Fund	Shares	Market Value^ (000)

COMMON STOCKS (100.1%)

Auto & Transportation (1.9%)
United Parcel Service, Inc.	14,427	$998
FedEx Corp.	6,902	559
Ford Motor Co.	42,104	431
Burlington Northern Santa Fe Corp.	9,053	426
Union Pacific Corp.	6,022	390
General Motors Corp.	10,892	370
Harley-Davidson, Inc.	7,122	353
Norfolk Southern Corp.	9,532	295
PACCAR, Inc.	3,946	268
Southwest Airlines Co.	16,893	235
CSX Corp.	5,150	220
Genuine Parts Co.	4,246	174
Expeditors International of
Washington, Inc.	2,613	$130
C.H. Robinson Worldwide, Inc.	1,991	116
Gentex Corp.	3,121	57
Lear Corp.	1,403	51
Delphi Corp.	10,504	49
Dana Corp.	3,139	47
* JetBlue Airways Corp.	1,553	32
* TRW Automotive Holdings Corp.	523	13

		5,214

Consumer Discretionary (14.3%)
Wal-Mart Stores, Inc.	60,810	2,931
Home Depot, Inc.	52,514	2,043
* Time Warner, Inc.	105,425	1,762
The Walt Disney Co.	48,973	1,233

1

Large-Cap Index Fund	Shares	Market Value^ (000)

Viacom Inc. Class B	35,792	$1,146
* Google Inc.	3,894	1,145
Gillette Co.	22,514	1,140
Target Corp.	20,391	1,109
* Yahoo! Inc.	29,760	1,031
Lowe's Cos., Inc.	17,582	1,024
McDonald's Corp.	30,078	835
* eBay Inc.	23,856	787
The News Corp., Inc.	45,585	738
Kimberly-Clark Corp.	11,548	723
* Liberty Media Corp.	60,844	620
Carnival Corp.	10,660	581
Cendant Corp.	25,251	565
Costco Wholesale Corp.	11,369	510
* Starbucks Corp.	9,535	493
Best Buy Co., Inc.	6,735	462
Gannett Co., Inc.	6,143	437
Avon Products, Inc.	11,353	430
* Electronic Arts Inc.	7,422	420
* Kohl's Corp.	7,467	417
The McGraw-Hill Cos., Inc.	9,134	404
NIKE, Inc. Class B	4,526	392
Waste Management, Inc.	13,676	388
* Sears Holdings Corp.	2,565	384
Staples, Inc.	17,758	379
Yum! Brands, Inc.	7,066	368
J.C. Penney Co., Inc. (Holding Co.)	6,867	361
Clear Channel Communications, Inc.	11,670	361
Omnicom Group Inc.	4,477	358
Marriott International, Inc. Class A	4,550	310
* Coach, Inc.	9,164	308
* Bed Bath & Beyond, Inc.	7,241	303
Federated Department Stores, Inc.	4,092	300
Harrah's Entertainment, Inc.	4,159	300
* Apollo Group, Inc. Class A	3,773	295
Starwood Hotels &
Resorts Worldwide, Inc.	4,997	293
The Gap, Inc.	14,694	290
* DirecTV Group, Inc.	18,260	283
TJX Cos., Inc.	11,578	282
* Liberty Global Inc. Class A	5,780	270
May Department Stores Co.	6,699	269
* Amazon.com, Inc.	7,354	243
* IAC/InterActiveCorp	10,044	242
International Game Technology	8,333	235
News Corp., Inc. Class B	13,823	233
Hilton Hotels Corp.	8,815	210
Tribune Co.	5,312	187
* Sirius Satellite Radio, Inc.	28,773	186
* Fisher Scientific International Inc.	2,869	186
Eastman Kodak Co.	6,916	186
Mattel, Inc.	10,003	$183
* XM Satellite Radio Holdings, Inc.	5,388	181
Black & Decker Corp.	1,997	179
Nordstrom, Inc.	2,605	177
* VeriSign, Inc.	6,059	174
Limited Brands, Inc.	8,135	174
* Office Depot, Inc.	7,564	173
R.R. Donnelley & Sons Co.	4,952	171
EchoStar Communications Corp.
Class A	5,252	158
Newell Rubbermaid, Inc.	6,575	157
* Univision Communications Inc.	5,503	152
* Chico's FAS, Inc.	4,359	149
Abercrombie & Fitch Co.	2,164	149
* AutoZone Inc.	1,507	139
Cintas Corp.	3,571	138
Dollar General Corp.	6,735	137
* Toys R Us, Inc.	5,158	137
Michaels Stores, Inc.	3,222	133
Republic Services, Inc. Class A	3,627	131
Wendy's International, Inc.	2,729	130
Royal Caribbean Cruises, Ltd.	2,659	129
Harman International Industries, Inc.	1,576	128
* Interpublic Group of Cos., Inc.	10,118	123
Leggett & Platt, Inc.	4,623	123
Darden Restaurants Inc.	3,690	122
VF Corp.	2,125	122
* MGM Mirage, Inc.	3,066	121
Estee Lauder Cos. Class A	3,096	121
* Advance Auto Parts, Inc.	1,843	119
Knight Ridder	1,932	118
Tiffany & Co.	3,531	116
Washington Post Co. Class B	136	114
Whirlpool Corp.	1,588	111
* Telewest Global, Inc.	4,731	108
* Mohawk Industries, Inc.	1,295	107
PETsMART, Inc.	3,518	107
Liz Claiborne, Inc.	2,645	105
Ross Stores, Inc.	3,581	104
Foot Locker, Inc.	3,787	103
New York Times Co. Class A	3,302	103
Family Dollar Stores, Inc.	3,903	102
E.W. Scripps Co. Class A	1,978	97
* Williams-Sonoma, Inc.	2,435	96
Fastenal Co.	1,567	96
Jones Apparel Group, Inc.	3,006	93
ServiceMaster Co.	6,952	93
* Getty Images, Inc.	1,252	93
* AutoNation, Inc.	4,515	93
The Stanley Works	2,017	92
* Career Education Corp.	2,453	90

2

	Shares	Market Value^ (000)

* ChoicePoint Inc.	2,219	$89
* Lamar Advertising Co. Class A	2,074	89
Robert Half International, Inc.	3,512	88
Manpower Inc.	2,172	86
CDW Corp.	1,440	82
American Eagle Outfitters, Inc.	2,677	82
Hasbro, Inc.	3,840	80
Circuit City Stores, Inc.	4,576	79
* Brinker International, Inc.	1,852	74
RadioShack Corp.	3,168	73
GTECH Holdings Corp.	2,457	72
Alberto-Culver Co. Class B	1,627	70
* Monster Worldwide Inc.	2,330	67
* Iron Mountain, Inc.	2,053	64
Station Casinos, Inc.	953	63
Aramark Corp. Class B	2,395	63
Outback Steakhouse	1,355	61
* CarMax, Inc.	2,281	61
* Pixar, Inc.	1,208	60
International Flavors &
Fragrances, Inc.	1,648	60
The Neiman Marcus Group, Inc.
Class A	605	59
* Dollar Tree Stores, Inc.	2,322	56
Sabre Holdings Corp.	2,758	55
Polo Ralph Lauren Corp.	1,265	55
* Wynn Resorts Ltd.	1,061	50
Belo Corp. Class A	2,004	48
* Weight Watchers International, Inc.	853	44
Reebok International Ltd.	1,001	42
Boyd Gaming Corp.	808	41
Dex Media, Inc.	1,646	40
Meredith Corp.	791	39
* Allied Waste Industries, Inc.	4,734	38
* Rent-A-Center, Inc.	1,564	36
International Speedway Corp.	599	34
Westwood One, Inc.	1,529	31
The McClatchy Co. Class A	407	27
The Neiman Marcus Group, Inc.
Class B	261	25
* Entercom Communications Corp.	734	24
* Hewitt Associates, Inc.	874	23
* TreeHouse Foods Inc.	607	17
* Columbia Sportswear Co.	339	17
* DreamWorks Animation SKG, Inc.	632	17
Regal Entertainment Group Class A	779	15
* Citadel Broadcasting Corp.	1,284	15
* Cox Radio, Inc.	814	13
Hearst-Argyle Television Inc.	476	12

		40,095

Consumer Staples (6.9%)
Altria Group, Inc.	49,082	$3,174
The Procter & Gamble Co.	57,321	3,024
The Coca-Cola Co.	52,068	2,174
PepsiCo, Inc.	40,115	2,163
Walgreen Co.	24,498	1,127
Anheuser-Busch Cos., Inc.	18,915	865
Colgate-Palmolive Co.	12,646	631
CVS Corp.	19,190	558
Sysco Corp.	15,248	552
Sara Lee Corp.	18,879	374
General Mills, Inc.	7,929	371
* The Kroger Co.	16,642	317
H.J. Heinz Co.	8,392	297
ConAgra Foods, Inc.	12,294	285
Kellogg Co.	5,998	267
The Hershey Co.	4,268	265
Safeway, Inc.	10,778	243
Wm. Wrigley Jr. Co.	3,523	243
The Clorox Co.	3,759	209
Kraft Foods Inc.	6,385	203
Whole Foods Market, Inc.	1,635	193
UST, Inc.	3,949	180
Campbell Soup Co.	5,459	168
Reynolds American Inc.	2,129	168
Albertson's, Inc.	7,542	156
* Constellation Brands, Inc. Class A	4,631	137
Coca-Cola Enterprises, Inc.	6,188	136
* Dean Foods Co.	3,603	127
SuperValu Inc.	3,312	108
The Pepsi Bottling Group, Inc.	3,575	102
Tyson Foods, Inc.	5,445	97
McCormick & Co., Inc.	2,904	95
Molson Coors Brewing Co. Class B	1,458	90
J.M. Smucker Co.	1,171	55
* Smithfield Foods, Inc.	1,820	50
Brown-Forman Corp. Class B	812	49
Carolina Group	1,452	48
Hormel Foods Corp.	1,595	47
PepsiAmericas, Inc.	1,545	40

		19,388

Financial Services (21.8%)
Citigroup, Inc.	124,087	5,737
Bank of America Corp.	96,601	4,406
American International Group, Inc.	52,934	3,075
JPMorgan Chase & Co.	85,198	3,009
Wells Fargo & Co.	40,494	2,494
Wachovia Corp.	38,343	1,902
American Express Co.	27,081	1,442
Fannie Mae	23,207	1,355
U.S. Bancorp	44,651	1,304

3

Large-Cap Index Fund	Shares	Market Value^ (000)

Morgan Stanley	23,767	$1,247
Merrill Lynch & Co., Inc.	21,131	1,162
Freddie Mac	16,528	1,078
The Goldman Sachs Group, Inc.	9,785	998
Allstate Corp.	15,439	922
Washington Mutual, Inc.	20,755	845
Prudential Financial, Inc.	12,271	806
First Data Corp.	19,867	797
MetLife, Inc.	17,507	787
MBNA Corp.	29,014	759
St. Paul Travelers Cos., Inc.	16,078	636
SunTrust Banks, Inc.	8,491	613
Automatic Data Processing, Inc.	14,024	589
Lehman Brothers Holdings, Inc.	5,626	559
Countrywide Financial Corp.	13,980	540
The Bank of New York Co., Inc.	18,594	535
The Hartford Financial
Services Group Inc.	7,106	531
National City Corp.	15,535	530
BB&T Corp.	13,211	528
AFLAC Inc.	12,154	526
SLM Corp.	10,325	524
Capital One Financial Corp.	5,878	470
Fifth Third Bancorp	11,257	464
Progressive Corp. of Ohio	4,559	450
Golden West Financial Corp.	6,317	407
The Chubb Corp.	4,729	405
State Street Corp.	8,000	386
PNC Financial Services Group	6,993	381
Simon Property Group, Inc. REIT	5,055	366
Regions Financial Corp.	10,651	361
CIGNA Corp.	3,296	353
Marsh & McLennan Cos., Inc.	11,973	332
KeyCorp	9,745	323
Equity Office Properties Trust REIT	9,716	322
The Principal Financial Group, Inc.	7,387	309
ACE Ltd.	6,883	309
Mellon Financial Corp.	10,185	292
North Fork Bancorp, Inc.	10,214	287
Franklin Resources Corp.	3,600	277
Bear Stearns Co., Inc.	2,649	275
Charles Schwab Corp.	24,185	273
Moody's Corp.	6,067	273
Paychex, Inc.	8,174	266
Legg Mason Inc.	2,495	260
XL Capital Ltd. Class A	3,381	252
Equity Residential REIT	6,831	251
* SunGard Data Systems, Inc.	6,923	243
The Chicago Mercantile Exchange	822	243
Loews Corp.	3,109	241
Comerica, Inc.	4,079	236
Vornado Realty Trust REIT	2,781	$224
General Growth
Properties Inc. REIT	5,430	223
AmSouth Bancorp	8,501	221
H & R Block, Inc.	3,783	221
CIT Group Inc.	5,112	220
Marshall & Ilsley Corp.	4,619	205
Sovereign Bancorp, Inc.	9,052	202
MBIA, Inc.	3,402	202
* Fiserv, Inc.	4,653	200
Lincoln National Corp.	4,242	199
Northern Trust Corp.	4,253	194
Archstone-Smith Trust REIT	4,817	186
Boston Properties, Inc. REIT	2,648	185
Ambac Financial Group, Inc.	2,637	184
M & T Bank Corp.	1,737	183
ProLogis REIT	4,405	177
T. Rowe Price Group Inc.	2,801	175
Synovus Financial Corp.	6,007	172
Jefferson-Pilot Corp.	3,367	170
SAFECO Corp.	3,036	165
Genworth Financial Inc.	5,438	164
Aon Corp.	6,525	163
Plum Creek Timber Co. Inc. REIT	4,438	161
Zions Bancorp	2,185	161
Hudson City Bancorp, Inc.	13,653	156
Cincinnati Financial Corp.	3,865	153
Popular, Inc.	6,059	153
MGIC Investment Corp.	2,329	152
Avalonbay Communities, Inc. REIT	1,788	144
Fidelity National Financial, Inc.	4,014	143
Host Marriott Corp. REIT	7,976	140
Torchmark Corp.	2,658	139
Kimco Realty Corp. REIT	2,325	137
UnumProvident Corp.	7,171	131
Public Storage, Inc. REIT	2,064	131
Compass Bancshares Inc.	2,900	130
Everest Re Group, Ltd.	1,375	128
Huntington Bancshares Inc.	5,279	127
* Ameritrade Holding Corp.	6,811	127
* Providian Financial Corp.	7,080	125
* E*TRADE Financial Corp.	8,863	124
First Horizon National Corp.	2,858	121
Hibernia Corp. Class A	3,567	118
White Mountains Insurance
Group Inc.	185	117
Equifax, Inc.	3,233	115
Developers Diversified
Realty Corp. REIT	2,511	115
iStar Financial Inc. REIT	2,717	113
Commerce Bancorp, Inc.	3,647	111

4

	Shares	Market Value^ (000)

Duke Realty Corp. REIT	3,466	$110
Old Republic International Corp.	4,220	107
New York Community Bancorp, Inc.	5,795	105
Radian Group, Inc.	2,207	104
* The Dun & Bradstreet Corp.	1,676	103
Assurant, Inc.	2,840	103
Associated Banc-Corp.	2,948	99
W.R. Berkley Corp.	2,723	97
The Macerich Co. REIT	1,425	96
UnionBanCal Corp.	1,411	94
Apartment Investment &
Management Co. Class A REIT	2,293	94
Liberty Property Trust REIT	2,083	92
Regency Centers Corp. REIT	1,611	92
Mercantile Bankshares Corp.	1,767	91
AMB Property Corp. REIT	2,037	88
Janus Capital Group Inc.	5,715	86
PartnerRe Ltd.	1,323	85
Allied Capital Corp.	2,864	83
The PMI Group Inc.	2,019	79
Health Care Properties
Investors REIT	2,802	76
City National Corp.	1,047	75
A.G. Edwards & Sons, Inc.	1,612	73
Weingarten Realty Investors REIT	1,799	71
RenaissanceRe Holdings Ltd.	1,418	70
Astoria Financial Corp.	2,431	69
TCF Financial Corp.	2,658	69
* DST Systems, Inc.	1,392	65
Leucadia National Corp.	1,676	65
Hospitality Properties Trust REIT	1,429	63
Commerce Bancshares, Inc.	1,247	63
* Markel Corp.	182	62
Fulton Financial Corp.	3,327	60
Axis Capital Holdings Ltd.	2,115	60
Independence Community
Bank Corp.	1,605	59
Protective Life Corp.	1,390	59
New Plan Excel Realty Trust REIT	2,159	59
Eaton Vance Corp.	2,420	58
Brown & Brown, Inc.	1,243	56
Federated Investors, Inc.	1,843	55
* CheckFree Corp.	1,584	54
Investors Financial Services Corp.	1,390	53
SEI Corp.	1,405	52
Arthur J. Gallagher & Co.	1,905	52
Unitrin, Inc.	1,031	51
Fair, Isaac, Inc.	1,385	51
* WellChoice Inc.	719	50
TD Banknorth, Inc.	1,665	50
Valley National Bancorp	2,082	49
Nuveen Investments, Inc. Class A	1,276	$48
Wilmington Trust Corp.	1,311	47
Nationwide Financial Services, Inc.	1,197	45
Friedman, Billings,
Ramsey Group, Inc. REIT	3,059	44
Dow Jones & Co., Inc.	1,107	39
Transatlantic Holdings, Inc.	603	34
BlackRock, Inc.	413	33
Erie Indemnity Co. Class A	599	32
Mercury General Corp.	576	31
Doral Financial Corp.	1,857	31
* CapitalSource Inc.	1,427	28
Student Loan Corp.	90	20
Total System Services, Inc.	814	20
BOK Financial Corp.	410	19
Capitol Federal Financial	430	15

		61,293

Health Care (13.2%)
Pfizer Inc.	178,307	4,918
Johnson & Johnson	71,080	4,620
* Amgen, Inc.	30,397	1,838
Abbott Laboratories	37,255	1,826
Merck & Co., Inc.	53,058	1,634
UnitedHealth Group Inc.	31,310	1,632
Medtronic, Inc.	28,967	1,500
Wyeth	31,904	1,420
Eli Lilly & Co.	24,344	1,356
Bristol-Myers Squibb Co.	46,591	1,164
* WellPoint Inc.	14,399	1,003
* Genentech, Inc.	11,386	914
Schering-Plough Corp.	35,209	671
Cardinal Health, Inc.	10,367	597
Aetna Inc.	7,112	589
Baxter International, Inc.	14,781	548
HCA Inc.	9,410	533
Guidant Corp.	7,754	522
* Caremark Rx, Inc.	10,796	481
* Gilead Sciences, Inc.	10,406	458
* Zimmer Holdings, Inc.	5,863	447
* Boston Scientific Corp.	15,234	411
* St. Jude Medical, Inc.	8,691	379
* Genzyme Corp.-General Division	6,001	361
* Medco Health Solutions, Inc.	6,567	350
* Forest Laboratories, Inc.	8,453	328
Becton, Dickinson & Co.	6,142	322
McKesson Corp.	6,723	301
Stryker Corp.	6,331	301
Allergan, Inc.	3,296	281
* Biogen Idec Inc.	7,986	275
Quest Diagnostics, Inc.	4,185	223
Biomet, Inc.	5,738	199

5

Large-Cap Index Fund	Shares	Market Value^ (000)

* Coventry Health Care Inc.	2,622	$185
AmerisourceBergen Corp.	2,682	185
C.R. Bard, Inc.	2,601	173
* Celgene Corp.	4,012	164
* Laboratory Corp.
of America Holdings	3,272	163
* MedImmune Inc.	6,021	161
* Sepracor Inc.	2,587	155
* Express Scripts Inc.	3,092	155
* PacifiCare Health Systems, Inc.	2,159	154
Health Management
Associates Class A	5,859	153
* Humana Inc.	3,676	146
* Hospira, Inc.	3,620	141
IMS Health, Inc.	5,576	138
* Tenet Healthcare Corp.	11,183	137
Mylan Laboratories, Inc.	6,530	126
* Varian Medical Systems, Inc.	3,220	120
* Patterson Cos.	2,475	112
* DaVita, Inc.	2,410	110
Omnicare, Inc.	2,561	109
* Barr Pharmaceuticals Inc.	2,217	108
* Invitrogen Corp.	1,272	106
* Health Net Inc.	2,692	103
DENTSPLY International Inc.	1,877	101
* Lincare Holdings, Inc.	2,435	99
* IVAX Corp.	4,595	99
Bausch & Lomb, Inc.	1,177	98
* Triad Hospitals, Inc.	1,733	95
* Chiron Corp.	2,698	94
Beckman Coulter, Inc.	1,335	85
* Henry Schein, Inc.	1,866	77
Universal Health Services Class B	1,174	73
Manor Care, Inc.	1,809	72
* Community Health Systems, Inc.	1,853	70
* Watson Pharmaceuticals, Inc.	2,181	64
* WebMD Corp.	6,076	62
* Millennium Pharmaceuticals, Inc.	6,440	60
* Millipore Corp.	1,006	57
* Kinetic Concepts, Inc.	907	54
* King Pharmaceuticals, Inc.	5,072	53
* Cephalon, Inc.	1,190	47
* ImClone Systems, Inc.	1,396	43
* American Pharmaceuticals
Partners, Inc.	436	18

		36,927

Integrated Oils (5.5%)
ExxonMobil Corp.	152,696	8,775
Chevron Corp.	50,653	2,833
ConocoPhillips Co.	31,671	1,821
Occidental Petroleum Corp.	9,488	730
Marathon Oil Corp.	8,348	$446
Unocal Corp.	6,344	413
Amerada Hess Corp.	2,060	219
Murphy Oil Corp.	4,042	211

		15,448

Other Energy (3.5%)
Schlumberger Ltd.	14,071	1,069
Halliburton Co.	12,098	579
Devon Energy Corp.	10,912	553
Burlington Resources, Inc.	9,401	519
Apache Corp.	7,861	508
Valero Energy Corp.	6,172	488
Anadarko Petroleum Corp.	5,916	486
* Transocean Inc.	7,763	419
Baker Hughes, Inc.	8,023	410
EOG Resources, Inc.	5,745	326
XTO Energy, Inc.	7,905	269
Williams Cos., Inc.	13,225	251
GlobalSantaFe Corp.	5,447	222
* Nabors Industries, Inc.	3,658	222
BJ Services Co.	3,978	209
Kerr-McGee Corp.	2,697	206
Noble Corp.	3,275	201
Sunoco, Inc.	1,762	200
* National-Oilwell Varco Inc.	4,120	196
* Weatherford International Ltd.	3,300	191
El Paso Corp.	15,447	178
Smith International, Inc.	2,581	164
Noble Energy, Inc.	2,145	162
Peabody Energy Corp.	3,098	161
Pioneer Natural Resources Co.	3,494	147
Chesapeake Energy Corp.	6,182	141
ENSCO International, Inc.	3,644	130
CONSOL Energy, Inc.	2,276	122
* Newfield Exploration Co.	2,849	114
* Ultra Petroleum Corp.	3,637	110
Patterson-UTI Energy, Inc.	3,911	109
Premcor, Inc.	1,353	100
* Pride International, Inc.	3,834	99
Equitable Resources, Inc.	1,242	84
Pogo Producing Co.	1,612	84
Diamond Offshore Drilling, Inc.	1,377	74
* Cooper Cameron Corp.	1,176	73
Rowan Cos., Inc.	2,214	66
* Cimarex Energy Co.	1,680	65
* NRG Energy	1,634	61

		9,768

Materials & Processing (3.5%)
E.I. du Pont de Nemours & Co.	23,908	1,028
Dow Chemical Co.	22,808	1,016
Alcoa Inc.	20,855	545

6

	Shares	Market Value^ (000)

Newmont Mining Corp.
(Holding Co.)	10,636	$415
Monsanto Co.	6,417	403
Weyerhaeuser Co.	5,819	370
Praxair, Inc.	7,823	365
Masco Corp.	10,793	343
International Paper Co.	11,070	334
Air Products & Chemicals, Inc.	5,493	331
Archer-Daniels-Midland Co.	14,132	302
PPG Industries, Inc.	4,150	260
Phelps Dodge Corp.	2,376	220
American Standard Cos., Inc.	4,412	185
Georgia Pacific Group	5,625	179
Nucor Corp.	3,864	176
Bunge Ltd.	2,685	170
Rohm & Haas Co.	3,527	163
Freeport-McMoRan Copper
& Gold, Inc. Class B	4,329	162
Vulcan Materials Co.	2,464	160
Ecolab, Inc.	4,648	150
Lyondell Chemical Co.	5,351	141
The St. Joe Co.	1,726	141
Sherwin-Williams Co.	2,890	136
MeadWestvaco Corp.	4,518	127
Precision Castparts Corp.	1,607	125
Avery Dennison Corp.	2,280	121
Fluor Corp.	2,073	119
Ashland, Inc.	1,582	114
Eastman Chemical Co.	1,941	107
* Sealed Air Corp.	2,068	103
United States Steel Corp.	2,816	97
Sigma-Aldrich Corp.	1,711	96
* Energizer Holdings, Inc.	1,533	95
Temple-Inland Inc.	2,549	95
Ball Corp.	2,545	92
Engelhard Corp.	2,988	85
* Owens-Illinois, Inc.	3,221	81
* Pactiv Corp.	3,085	67
* Jacobs Engineering Group Inc.	1,142	64
Bemis Co., Inc.	2,157	57
Sonoco Products Co.	2,019	54
Smurfit-Stone Container Corp.	5,179	53
Valspar Corp.	1,006	49
Lafarge North America Inc.	722	45
* The Mosaic Co.	2,685	42
Bowater Inc.	1,175	38
* Huntsman Corp.	1,821	37
Packaging Corp. of America	1,267	27

		9,685

Producer Durables (4.2%)
United Technologies Corp.	24,505	1,258
The Boeing Co.	18,081	1,193
Caterpillar, Inc.	8,196	$781
Applied Materials, Inc.	39,909	646
Emerson Electric Co.	10,058	630
Lockheed Martin Corp.	9,087	589
Illinois Tool Works, Inc.	6,009	479
Northrop Grumman Corp.	7,714	426
Deere & Co.	5,991	392
* Xerox Corp.	22,949	316
Danaher Corp.	5,940	311
Ingersoll-Rand Co.	4,182	298
D. R. Horton, Inc.	6,797	256
* Agilent Technologies, Inc.	10,567	243
Pitney Bowes, Inc.	5,545	241
Pulte Homes, Inc.	2,632	222
Centex Corp.	3,089	218
KLA-Tencor Corp.	4,746	207
* Lexmark International, Inc.	3,183	206
Rockwell Collins, Inc.	4,275	204
Lennar Corp. Class A	3,026	192
Dover Corp.	4,945	180
Parker Hannifin Corp.	2,878	178
KB HOME	2,008	153
Cooper Industries, Inc. Class A	2,304	147
* Toll Brothers, Inc.	1,401	142
* NVR, Inc.	146	118
* American Tower Corp. Class A	5,544	117
Goodrich Corp.	2,772	114
* Waters Corp.	2,985	111
* Crown Castle International Corp.	5,403	110
* Thermo Electron Corp.	3,890	105
W.W. Grainger, Inc.	1,905	104
Pentair, Inc.	2,383	102
American Power Conversion Corp.	4,141	98
* LAM Research Corp.	3,373	98
Pall Corp.	2,649	80
Novellus Systems, Inc.	3,000	74
Diebold, Inc.	1,544	70
* Alliant Techsystems, Inc.	795	56
Garmin Ltd.	1,271	54
* Teradyne, Inc.	4,070	49
Hubbell Inc. Class B	1,029	45
Tektronix, Inc.	1,834	43
Molex, Inc. Class A	1,798	42
Molex, Inc.	1,221	32

		11,730

Technology (13.2%)
Microsoft Corp.	234,111	5,815
Intel Corp.	148,863	3,879
* Cisco Systems, Inc.	154,476	2,952
International Business
Machines Corp.	39,039	2,897
* Dell Inc.	53,504	2,114

7

Large-Cap Index Fund	Shares	Market Value^ (000)

Hewlett-Packard Co.	69,292	$1,629
QUALCOMM Inc.	39,427	1,301
* Oracle Corp.	93,697	1,237
Texas Instruments, Inc.	41,230	1,157
Motorola, Inc.	58,666	1,071
* EMC Corp.	57,288	785
* Apple Computer, Inc.	19,314	711
* Corning, Inc.	34,507	574
General Dynamics Corp.	4,128	452
Raytheon Co.	10,885	426
* Symantec Corp.	16,974	369
Adobe Systems, Inc.	11,691	335
Analog Devices, Inc.	8,921	333
Computer Associates
International, Inc.	11,313	311
* Lucent Technologies, Inc.	105,933	308
* Sun Microsystems, Inc.	80,738	301
Maxim Integrated Products, Inc.	7,870	301
* Juniper Networks, Inc.	10,974	276
Linear Technology Corp.	7,366	270
* Accenture Ltd.	11,736	266
* Veritas Software Corp.	10,175	248
Electronic Data Systems Corp.	12,374	238
* Broadcom Corp.	6,616	235
* Network Appliance, Inc.	8,206	232
Rockwell Automation, Inc.	4,436	216
Xilinx, Inc.	8,428	215
L-3 Communications Holdings, Inc.	2,683	205
* Computer Sciences Corp.	4,593	201
* Intuit, Inc.	4,254	192
Autodesk, Inc.	5,564	191
National Semiconductor Corp.	8,590	189
* Marvell Technology Group Ltd.	4,776	182
* Flextronics International Ltd.	13,562	179
* Altera Corp.	8,971	178
* NCR Corp.	4,476	157
* Advanced Micro Devices, Inc.	8,847	153
* Cognizant Technology
Solutions Corp.	3,205	151
* Micron Technology, Inc.	14,711	150
* Affiliated Computer Services, Inc.
Class A	2,917	149
Microchip Technology, Inc.	4,953	147
* Freescale Semiconductor, Inc.
Class B	6,514	138
* Jabil Circuit, Inc.	4,185	129
Scientific-Atlanta, Inc.	3,676	122
* Comverse Technology, Inc.	4,728	112
Seagate Technology	6,200	109
Siebel Systems, Inc.	11,626	103
Harris Corp.	3,280	102
* BMC Software, Inc.	5,356	$96
* NVIDIA Corp.	3,584	96
* Storage Technology Corp.	2,628	95
Applera Corp.-
Applied Biosystems Group	4,789	94
* Tellabs, Inc.	10,518	92
* McAfee Inc.	3,445	90
* Cadence Design Systems, Inc.	6,485	89
* Citrix Systems, Inc.	4,057	88
Amphenol Corp.	2,140	86
* Solectron Corp.	22,654	86
* SanDisk Corp.	3,486	83
* International Rectifier Corp.	1,694	81
* LSI Logic Corp.	9,290	79
* Avaya Inc.	9,106	76
* BEA Systems, Inc.	7,947	70
* Mercury Interactive Corp.	1,785	68
* Zebra Technologies Corp. Class A	1,466	64
* NAVTEQ Corp.	1,673	62
* Sanmina-SCI Corp.	11,028	60
* Ceridian Corp.	3,045	59
Intersil Corp.	3,123	59
* QLogic Corp.	1,870	58
* Compuware Corp.	7,981	57
* Freescale Semiconductor Inc.
Class A	2,649	56
* Synopsys, Inc.	3,144	52
* Novell, Inc.	7,762	48
Symbol Technologies, Inc.	4,851	48
* Red Hat, Inc.	3,612	47
* Agere Systems Inc.	3,812	46
* Unisys Corp.	6,939	44
* Ingram Micro, Inc. Class A	2,774	43
* JDS Uniphase Corp.	28,500	43
* Vishay Intertechnology, Inc.	3,390	40
* Fairchild Semiconductor
International, Inc.	2,557	38
National Instruments Corp.	1,238	26
AVX Corp.	1,125	14

		37,026

Utilities (7.1%)
Verizon Communications Inc.	66,211	2,288
SBC Communications Inc.	79,258	1,882
BellSouth Corp.	43,838	1,165
* Comcast Corp. Class A	30,884	948
Sprint Corp.	33,412	838
Exelon Corp.	15,944	818
* Nextel Communications, Inc.	24,562	794
Duke Energy Corp.	22,423	667
* Comcast Corp. Special Class A	20,740	621
Southern Co.	17,705	614

8

	Shares	Market Value^ (000)

Dominion Resources, Inc.	8,211	$603
TXU Corp.	5,629	468
ALLTEL Corp.	7,290	454
Entergy Corp.	5,424	410
FirstEnergy Corp.	7,930	382
AT&T Corp.	19,066	363
FPL Group, Inc.	8,488	357
Public Service Enterprise Group, Inc.	5,785	352
American Electric Power Co., Inc.	9,472	349
PG&E Corp.	9,040	339
Edison International	7,493	304
Consolidated Edison Inc.	5,839	273
PPL Corp.	4,529	269
Ameren Corp.	4,734	262
Progress Energy, Inc.	5,656	256
Constellation Energy Group, Inc.	4,221	244
* AES Corp.	14,821	243
Sempra Energy	5,076	210
Kinder Morgan, Inc.	2,414	201
Cinergy Corp.	4,426	198
DTE Energy Co.	4,205	197
Xcel Energy, Inc.	9,594	187
* Cablevision Systems NY Group
Class A	5,298	171
KeySpan Corp.	4,159	169
NiSource, Inc.	6,474	160
MCI Inc.	5,763	148
* Qwest Communications
International Inc.	36,918	137
Questar Corp.	2,064	136
SCANA Corp.	2,649	113
Wisconsin Energy Corp.	2,822	110
Pepco Holdings, Inc.	4,521	108
Citizens Communications Co.	8,026	108
Pinnacle West Capital Corp.	2,375	106
* NTL Inc.	1,524	104
Energy East Corp.	3,534	102
CenturyTel, Inc.	2,788	97
CenterPoint Energy Inc.	6,667	88
TECO Energy, Inc.	4,387	83
Alliant Energy Corp.	2,732	77
DPL Inc.	2,721	75
NSTAR	2,304	71
* Nextel Partners, Inc.	2,478	62
MDU Resources Group, Inc.	2,193	62
Telephone & Data Systems, Inc.	1,429	58
Northeast Utilities	2,634	55
Telephone & Data Systems, Inc.-
Special	1,029	39
* U.S. Cellular Corp.	361	18

		20,013

Other (5.0%)
General Electric Co.	252,691	$8,756
Tyco International Ltd.	48,141	1,406
3M Co.	17,575	1,271
Honeywell International Inc.	19,322	708
* Berkshire Hathaway Inc. Class B	193	537
Fortune Brands, Inc.	3,509	312
Johnson Controls, Inc.	4,667	263
Textron, Inc.	2,997	227
Eaton Corp.	3,515	211
ITT Industries, Inc.	2,119	207
Brunswick Corp.	1,948	84
SPX Corp.	1,592	73
Hillenbrand Industries, Inc.	1,165	59

		14,114

TOTAL COMMON STOCKS
(Cost $274,283)		280,701

TEMPORARY CASH INVESTMENTS (0.6%)

Vanguard Market Liquidity
Fund, 3.139%**	1,672,022	1,672
Vanguard Market Liquidity
Fund, 3.139%**—Note E	42,000	42

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,714)		1,714

TOTAL INVESTMENTS (100.7%)
(Cost $275,997)		282,415

OTHER ASSETS AND LIABILITIES—
NET (-0.7%)		(2,047)

NET ASSETS (100%)		$280,368

^	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
**	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

STATEMENT OF ASSETS AND LIABILITIES

Assets
Investments in Securities, at Value	282,415
Receivables for Capital Shares Issued	37,979
Other Assets—Note B	343

Total Assets	320,737

Liabilities
Payables for Investment
Securities Purchased	39,762
Other Liabilities—Note E	607

Total Liabilities	40,369

NET ASSETS (100%)	280,368

9

Large-Cap Index Fund	Amount (000)

AT JUNE 30, 2005, NET ASSETS CONSISTED OF:

Paid-in Capital	$274,217
Undistributed Net Investment Income	101
Accumulated Net Realized Losses	(368)
Unrealized Appreciation	6,418

NET ASSETS	$280,368

Investor Shares—Net Assets
Applicable to 3,544,166 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$75,312

NET ASSET VALUE PER SHARE—
INVESTOR SHARES	$21.25

Admiral Shares—Net Assets
Applicable to 1,937,116 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$51,462

NET ASSET VALUE PER SHARE—
ADMIRAL SHARES	$26.57

Institutional Shares—Net Assets
Applicable to 297,254 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$32,495

NET ASSET VALUE PER SHARE—
INSTITUTIONAL SHARES	$109.32

VIPER Shares—Net Assets
Applicable to 2,302,516 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$121,099

NET ASSET VALUE PER SHARE—
VIPER SHARES	$52.59

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

10

THIS PAGE INTENTIONALLY LEFT BLANK.

© 2005 The Vanguard Group, Inc.
All rights reserved. Vanguard Marketing Corporation, Distributor.	F03072 082005

As of 6/30/2005	VANGUARD ® U.S. STOCK INDEX FUNDS TOTAL STOCK MARKET INDEX FUND

The Statement of Net Assets—Investments Summary should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

STATEMENT OF NET ASSETS--INVESTMENTS SUMMARY (UNAUDITED)

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s Net Assets. The total value of smaller holdings is reported as a single amount within each category. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement, you will find a table displaying the composition of the fund’s net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website; Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Total Stock Market Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets

COMMON STOCKS

Auto & Transportation
**Other—Auto & Transportation		$1,311,286	2.2%

Consumer Discretionary
Wal-Mart Stores, Inc.	11,247,088	542,110	0.9%
Home Depot, Inc.	9,721,645	378,172	0.6%
*Time Warner, Inc.	19,527,335	326,302	0.5%
The Walt Disney Co.	9,062,649	228,198	0.4%
**Other—Consumer Discretionary		7,385,476	12.3%

		8,860,258	14.7%

Consumer Staples
Altria Group, Inc.	9,085,566	587,473	1.0%
The Procter & Gamble Co.	10,607,666	559,554	0.9%
The Coca-Cola Co.	9,640,157	402,477	0.7%
PepsiCo, Inc.	7,428,654	400,627	0.7%
**Other—Consumer Staples		1,778,421	2.9%

		3,728,552	6.2%

Financial Services
Citigroup, Inc.	22,971,786	1,061,986	1.7%
Bank of America Corp.	17,878,953	815,459	1.4%
1

Total Stock Market Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets

American International Group, Inc.	9,799,553	$569,354	0.9%
JPMorgan Chase & Co.	15,766,905	556,887	0.9%
Wells Fargo & Co.	7,488,868	461,164	0.8%
Wachovia Corp.	7,102,676	352,293	0.6%
American Express Co.	5,000,659	266,185	0.4%
Fannie Mae	4,287,617	250,397	0.4%
U.S. Bancorp	8,264,776	241,331	0.4%
Morgan Stanley	4,395,536	230,634	0.4%
Merrill Lynch & Co., Inc.	3,905,642	214,849	0.4%
**Other—Financial Services		8,265,593	13.7%

		13,286,132	22.0%

Health Care
Pfizer Inc.	33,015,795	910,576	1.5%
Johnson & Johnson	13,162,029	855,532	1.4%
*Amgen, Inc.	5,622,255	339,922	0.6%
Abbott Laboratories	6,895,753	337,961	0.6%
Merck & Co., Inc.	9,816,075	302,335	0.5%
UnitedHealth Group Inc.	5,787,931	301,783	0.5%
Medtronic, Inc.	5,350,318	277,093	0.5%
Wyeth	5,910,050	262,997	0.4%
Eli Lilly & Co.	4,508,548	251,171	0.4%
Bristol-Myers Squibb Co.	8,613,270	215,159	0.4%
**Other—Health Care		3,717,766	6.1%

		7,772,295	12.9%

Integrated Oils
ExxonMobil Corp.	28,263,990	1,624,332	2.7%
Chevron Corp.	9,377,785	524,406	0.9%
ConocoPhillips Co.	5,854,664	336,585	0.5%
**Other—Integrated Oils		378,559	0.6%

		2,863,882	4.7%

Other Energy
**Other—Energy		2,207,941	3.7%

Materials & Processing
**Other—Materials & Processing		2,438,434	4.0%

Producer Durables
UnitedTechnologies Corp.	4,534,896	232,867	0.4%
The Boeing Co.	3,337,168	220,253	0.4%
**Other—Producer Durables		2,317,841	3.8%

		2,770,961	4.6%

Technology
Microsoft Corp.	43,345,778	1,076,709	1.8%
Intel Corp.	27,563,055	718,293	1.2%
*Cisco Systems, Inc.	28,613,383	546,802	0.9%
International Business Machines Corp.	7,226,663	536,218	0.9%
*Dell Inc.	9,900,599	391,173	0.6%
Hewlett-Packard Co.	12,821,752	301,439	0.5%
QUALCOMM Inc.	7,288,980	240,609	0.4%
*Oracle Corp.	17,360,754	229,162	0.4%
Texas Instruments, Inc.	7,626,414	214,073	0.4%
**Other—Technology		3,529,145	5.8%

		7,783,623	12.9%

2

	Shares	Market Value^ (000)	Percentage of Net Assets

Utilities
Verizon Communications Inc.	12,258,141	$423,519	0.7%
SBC Communications Inc.	14,672,902	348,481	0.6%
*Comcast Corp. Class A	8,892,770	273,008	0.4%
BellSouth Corp.	8,109,435	215,468	0.4%
**Other—Utilities		2,920,732	4.8%

		4,181,208	6.9%

Other
General Electric Co.	46,796,170	1,621,487	2.7%
Tyco International Ltd.	8,911,900	260,227	0.4%
3M Co.	3,248,112	234,838	0.4%
**Other—Other Securities		554,459	0.9%

		2,671,011	4.4%

TOTAL COMMON STOCKS
(Cost $50,585,839)		59,875,583	99.2%(1)

TEMPORARY CASH INVESTMENTS

Money Market Fund
Vanguard Market Liquidity Fund, 3.139%†	451,575,614	451,576	0.8%
Vanguard Market Liquidity Fund,
3.139%†—Note E	735,700,923	735,701	1.2%

		1,187,277	2.0%

	Face
	Amount
	(000)

U.S. Agency Obligations
(2) Federal Home Loan Mortgage Corp.††
3.001%-3.002%, 7/19/2005	$33,000	32,949	0.0%
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,220,226)		1,220,226	2.0%(1)

TOTAL INVESTMENTS
(Cost $51,806,065)		61,095,809	101.2%

OTHER ASSETS AND LIABILITIES

Other Assets—Note B		167,929	0.3%
Liabilities—Note E		(916,999)	(1.5%)

		(749,070)	(1.2%)

NET ASSETS		$60,346,739	100.0%

^	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
**	Represents the aggregate value of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
†	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
††	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
(1)	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.3%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)	Securities with a value of $32,949,000 have been segregated as initial margin for open futures contracts.

3

Total Stock Market Index Fund	Amount (000)

AT JUNE 30, 2005, NET ASSETS CONSISTED OF:

Paid-in Capital	$53,205,860
Overdistributed Net Investment Income	(2,919)
Accumulated Net Realized Losses	(2,141,674)
Unrealized Appreciation (Depreciation)
Investment Securities	9,289,744
Futures Contracts	(4,272)

NET ASSETS	$60,346,739

Investor Shares—Net Assets
Applicable to 1,126,315,174 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$32,096,366

NET ASSET VALUE PER SHARE—INVESTOR SHARES	$28.50

Admiral Shares—Net Assets
Applicable to 447,817,337 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$12,762,107

NET ASSET VALUE PER SHARE—ADMIRAL SHARES	$28.50

Institutional Shares—Net Assets
Applicable to 383,246,461 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$10,923,574

NET ASSET VALUE PER SHARE—INSTITUTIONAL SHARES	$28.50

VIPER Shares—Net Assets
Applicable to 38,983,205 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$4,564,692

NET ASSET VALUE PER SHARE—VIPER SHARES	$117.09

See Note C in Notes to Financial Statements for the tax-basis components of net assets

©2005 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	F852 082005

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: See Below

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

COMMON STOCKS (100.0%)(1)

Auto & Transportation (4.5%)
*Yellow Roadway Corp.	363,452	18,463
BorgWarner, Inc.	334,605	17,958
Oshkosh Truck Corp.	211,317	16,542
*Laidlaw International Inc.	619,222	14,923
*The Goodyear Tire & Rubber Co.	940,159	14,008
J.B. Hunt Transport Services, Inc.	725,802	14,008
CNF Inc.	307,710	13,816
Polaris Industries, Inc.	254,683	13,753
Tidewater Inc.	340,802	12,991
*Navistar International Corp.	375,274	12,009
*AMR Corp.	959,948	11,625
*Landstar System, Inc.	357,251	10,760
Alexander & Baldwin, Inc.	228,667	10,599
OMI Corp.	539,188	10,250
Overseas Shipholding Group Inc.	164,434	9,808
*Kansas City Southern	388,650	7,843
UTI Worldwide, Inc.	110,529	7,695
Cooper Tire & Rubber Co.	401,240	7,451
Overnite Corp.	166,766	7,168
Thor Industries, Inc.	219,914	6,912
ArvinMeritor, Inc.	375,303	6,677
American Axle & Manufacturing Holdings, Inc.	251,107	6,345
Winnebago Industries, Inc.	190,685	6,245
Florida East Coast Industries, Inc. Class A	142,089	6,152
*Swift Transportation Co., Inc.	262,034	6,103
Modine Manufacturing Co.	186,423	6,070
Werner Enterprises, Inc.	307,225	6,034
Skywest, Inc.	324,878	5,906
General Maritime Corp.	134,624	5,708
*Kirby Corp.	125,598	5,664
Heartland Express, Inc.	290,254	5,640
Wabtec Corp.	260,237	5,590
Forward Air Corp.	191,979	5,427
Knight Transportation, Inc.	218,663	5,320
*Continental Airlines, Inc. Class B	395,936	5,258
*Aviall Inc.	166,415	5,257
*Pacer International, Inc.	221,884	4,835
*AirTran Holdings, Inc.	510,620	4,713
Visteon Corp.	774,304	4,669
*Alaska Air Group, Inc.	153,417	4,564
*EGL, Inc.	217,153	4,413
Wabash National Corp.	181,069	4,387
*Offshore Logistics, Inc.	131,926	4,332
Arkansas Best Corp.	135,474	4,309
*Tenneco Automotive, Inc.	252,508	4,202
*Genesee & Wyoming Inc. Class A	144,628	3,935
*TBC Corp.	126,090	3,421
*Fleetwood Enterprises, Inc.	330,298	3,353
Superior Industries International, Inc.	134,686	3,192
*Old Dominion Freight Line, Inc.	118,294	3,174
Bandag, Inc.	66,765	3,075

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Monaco Coach Corp.	166,527	2,863
*RailAmerica, Inc.	220,080	2,619
*Hub Group, Inc.	104,497	2,618
*Delta Air Lines, Inc.	693,238	2,607
*Gulfmark Offshore, Inc.	89,707	2,450
*Keystone Automotive Industries, Inc.	93,918	2,323
Sea Containers Ltd. Class A	140,688	2,247
*Frontier Airlines, Inc.	212,110	2,191
*Northwest Airlines Corp. Class A	463,633	2,114
*Aftermarket Technology Corp.	120,168	2,095
*Commercial Vehicle Group Inc.	105,895	1,880
Arctic Cat, Inc.	75,618	1,552
*Hayes Lemmerz International, Inc.	213,830	1,522
*ExpressJet Holdings, Inc.	178,841	1,522
Marine Products Corp.	92,874	1,351
Sauer-Danfoss, Inc.	70,461	1,252
*Mesa Air Group Inc.	180,855	1,214
*Covenant Transport, Inc.	58,686	775
*Stoneridge, Inc.	101,434	669
Bandag, Inc. Class A	4,642	188

		428,604

Consumer Discretionary (18.5%)
*O'Reilly Automotive, Inc.	626,766	18,684
*Activision, Inc.	1,105,084	18,256
The Corporate Executive Board Co.	232,223	18,190
*Urban Outfitters, Inc.	290,640	16,476
Service Corp. International	1,967,611	15,780
*The Cheesecake Factory	440,662	15,304
*Penn National Gaming, Inc.	412,315	15,049
*ITT Educational Services, Inc.	274,057	14,640
*Barnes & Noble, Inc.	356,752	13,842
*BJ's Wholesale Club, Inc.	413,954	13,449
*Timberland Co.	339,941	13,163
Applebee's International, Inc.	482,776	12,789
*Tech Data Corp.	347,600	12,726
*Education Management Corp.	374,738	12,640
*Saks Inc.	665,690	12,628
OfficeMax, Inc.	421,035	12,534
*Laureate Education Inc.	258,902	12,391
The Brink's Co.	337,898	12,164
Claire's Stores, Inc.	503,088	12,099
*Convergys Corp.	843,461	11,993
Snap-On Inc.	344,161	11,805
*R.H. Donnelley Corp.	187,561	11,625
Borders Group, Inc.	447,086	11,316
*Valassis Communications, Inc.	305,348	11,313
Adesa, Inc.	518,629	11,291
*Quiksilver, Inc.	702,913	11,233
CBRL Group, Inc.	286,872	11,148
*Sonic Corp.	358,350	10,940
SCP Pool Corp.	310,624	10,900
*Panera Bread Co.	171,191	10,628

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Waste Connections, Inc.	283,460	10,570
*Take-Two Interactive Software, Inc.	411,669	10,477
*Gaylord Entertainment Co.	225,020	10,461
Regis Corp.	266,252	10,405
The Toro Co.	268,205	10,355
American Greetings Corp. Class A	385,990	10,229
*Copart, Inc.	429,359	10,219
*AnnTaylor Stores Corp.	420,326	10,206
*Pacific Sunwear of California, Inc.	442,031	10,162
*Men's Wearhouse, Inc.	290,888	10,015
Ruby Tuesday, Inc.	382,199	9,899
*Scientific Games Corp.	367,483	9,896
*Marvel Enterprises Inc.	500,266	9,865
Harte-Hanks, Inc.	330,211	9,817
*United Stationers, Inc.	196,879	9,667
*Zale Corp.	304,799	9,659
MSC Industrial Direct Co., Inc. Class A	285,720	9,643
*CNET Networks, Inc.	812,872	9,543
*Tractor Supply Co.	193,865	9,519
Reader's Digest Association, Inc.	563,195	9,293
Dillard's Inc.	395,338	9,259
The Yankee Candle Co., Inc.	284,213	9,123
Lee Enterprises, Inc.	227,310	9,113
*CEC Entertainment Inc.	216,424	9,109
*P.F. Chang's China Bistro, Inc.	153,936	9,079
*Big Lots Inc.	672,069	8,898
John Wiley & Sons Class A	222,892	8,855
*Guitar Center, Inc.	151,095	8,819
*Jarden Corp.	159,579	8,605
*PETCO Animal Supplies, Inc.	291,855	8,557
*Ask Jeeves, Inc.	277,560	8,380
*Aeropostale, Inc.	248,809	8,360
*Corrections Corp. of America REIT	210,854	8,276
*Jack in the Box Inc.	216,536	8,211
Wolverine World Wide, Inc.	341,517	8,200
*PHH Corp.	313,685	8,068
Media General, Inc. Class A	124,300	8,050
IKON Office Solutions, Inc.	837,662	7,966
*Scholastic Corp.	205,640	7,927
Arbitron Inc.	184,751	7,925
*Dick's Sporting Goods, Inc.	205,150	7,917
*Payless ShoeSource, Inc.	405,518	7,786
*Earthlink, Inc.	890,212	7,709
Strayer Education, Inc.	87,322	7,532
*Tommy Hilfiger Corp.	546,654	7,522
Matthews International Corp.	191,772	7,471
Maytag Corp.	473,529	7,415
*Argosy Gaming Co.	158,376	7,382
Tupperware Corp.	313,765	7,333
Pier 1 Imports Inc.	514,207	7,297
*Spectrum Brands Inc	219,721	7,251
Catalina Marketing Corp.	280,303	7,122
*Aztar Corp.	207,096	7,093
*DeVry, Inc.	356,290	7,090

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Wesco International, Inc.	223,951	7,028
Choice Hotel International, Inc.	105,866	6,955
*Corinthian Colleges, Inc.	540,390	6,901
*Cogent Inc.	240,282	6,860
*THQ Inc.	233,999	6,849
Ethan Allen Interiors, Inc.	203,304	6,813
Banta Corp.	148,671	6,744
*Fossil, Inc.	296,335	6,727
*Charming Shoppes, Inc.	708,308	6,609
*United Natural Foods, Inc.	215,056	6,531
*Bright Horizons Family Solutions, Inc.	159,848	6,509
Furniture Brands International Inc.	300,213	6,488
*The Warnaco Group, Inc.	274,463	6,381
*Linens 'n Things, Inc.	268,939	6,363
Callaway Golf Co.	408,746	6,307
*School Specialty, Inc.	135,437	6,298
*Radio One, Inc. Class D	492,002	6,283
*Rare Hospitality International Inc.	202,689	6,176
*Resources Connection, Inc.	264,071	6,134
Chemed Corp.	148,711	6,079
*DoubleClick Inc.	710,677	5,963
Blockbuster Inc. Class A	650,053	5,928
*Shuffle Master, Inc.	210,938	5,913
ADVO, Inc.	185,567	5,910
*Insight Enterprises, Inc.	289,910	5,850
*Labor Ready, Inc.	249,922	5,826
*Tempur-Pedic International Inc.	262,231	5,816
Nu Skin Enterprises, Inc.	248,827	5,798
*InfoSpace, Inc.	175,379	5,775
*MPS Group, Inc.	610,739	5,753
*Dollar Thrifty Automotive Group, Inc.	149,181	5,666
*ValueClick, Inc.	458,834	5,657
*aQuantive, Inc.	313,431	5,554
Aaron Rents, Inc. Class B	221,505	5,513
*West Corp.	142,474	5,471
*Carter's, Inc.	93,226	5,443
*Gemstar-TV Guide International, Inc.	1,515,553	5,441
Orient-Express Hotel Ltd.	170,409	5,397
*Coldwater Creek Inc.	216,534	5,394
*The Advisory Board Co.	110,310	5,377
*Red Robin Gourmet Burgers	86,252	5,346
*Central Garden and Pet Co.	108,351	5,322
*Hibbett Sporting Goods, Inc.	139,980	5,297
Jackson Hewitt Tax Service Inc.	223,944	5,294
Phillips-Van Heusen Corp.	161,836	5,290
*FTI Consulting, Inc.	252,949	5,287
*Hot Topic, Inc.	270,913	5,180
Burlington Coat Factory Warehouse Corp.	119,846	5,110
*TreeHouse Foods Inc	177,701	5,066
K-Swiss, Inc.	156,600	5,064
Tuesday Morning Corp.	159,291	5,021
Nautilus Inc.	176,089	5,019
*Navigant Consulting, Inc.	283,963	5,015
Watson Wyatt & Co. Holdings	193,945	4,971

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Genesco, Inc.	132,790	4,925
Bob Evans Farms, Inc.	210,252	4,903
*The Children's Place Retail Stores, Inc.	104,707	4,887
ABM Industries Inc.	249,935	4,874
*Too Inc.	206,518	4,826
Finish Line, Inc.	253,852	4,803
Blyth, Inc.	170,424	4,780
Talbots Inc.	144,970	4,707
*Stage Stores, Inc.	107,901	4,704
*The Sports Authority, Inc.	146,477	4,658
*Pinnacle Entertainment, Inc.	237,212	4,640
IHOP Corp.	106,857	4,637
*GameStop Corp. Class B	153,823	4,599
*Electronics Boutique Holdings Corp.	72,437	4,599
*Tetra Tech, Inc.	336,298	4,550
La-Z-Boy Inc.	310,583	4,525
*CoStar Group, Inc.	103,568	4,516
*ProQuest Co.	136,461	4,475
*CSK Auto Corp.	267,842	4,468
*The Pantry, Inc.	115,160	4,460
*Global Imaging Systems, Inc.	139,737	4,452
Kellwood Co.	164,708	4,431
G & K Services, Inc. Class A	116,695	4,403
*WMS Industries, Inc.	129,751	4,379
*NetFlix.com, Inc.	266,828	4,379
*Journal Register Co.	249,732	4,373
*Select Comfort Corp.	202,599	4,342
*CMGI Inc.	2,281,304	4,312
*Texas Roadhouse, Inc.	123,951	4,307
*Helen of Troy Ltd.	168,617	4,293
*ShopKo Stores, Inc.	175,967	4,278
Domino's Pizza, Inc.	191,851	4,271
The Pep Boys (Manny, Moe & Jack)	310,955	4,210
*Korn/Ferry International	235,075	4,173
Movie Gallery, Inc.	157,255	4,156
CKE Restaurants Inc.	292,202	4,067
MAXIMUS, Inc.	114,375	4,036
Landry's Restaurants, Inc.	133,934	4,030
Brown Shoe Co., Inc.	102,888	4,028
*GameStop Corp.	121,561	3,976
Stewart Enterprises, Inc. Class A	600,708	3,929
*Cabela's Inc.	183,109	3,911
Christopher & Banks Corp.	212,551	3,881
*RC2 Corp.	103,067	3,872
*Vail Resorts Inc.	137,387	3,861
*Cumulus Media Inc.	326,176	3,842
*Alliance Gaming Corp.	273,757	3,838
Hollinger International, Inc.	380,312	3,807
Ameristar Casinos, Inc.	145,512	3,796
Viad Corp.	132,097	3,744
Cato Corp. Class A	180,846	3,734
Sonic Automotive, Inc.	174,744	3,715
Liberty Corp.	100,796	3,710
United Auto Group, Inc.	124,371	3,706

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Fred's, Inc.	222,809	3,694
*99 Cents Only Stores	289,641	3,681
Blockbuster Inc. Class B	428,956	3,680
Rollins, Inc.	183,466	3,677
Oxford Industries, Inc.	85,159	3,666
Stein Mart, Inc.	164,614	3,622
*Elizabeth Arden, Inc.	153,134	3,582
*CRA International Inc.	65,605	3,533
*Ryan's Restaurant Group, Inc.	249,410	3,494
Big 5 Sporting Goods Corp.	121,526	3,449
*Steiner Leisure Ltd.	93,031	3,449
*Alderwoods Group, Inc.	238,081	3,421
Amerco, Inc.	63,579	3,405
United Online, Inc.	309,452	3,361
Speedway Motorsports, Inc.	90,967	3,326
Lone Star Steakhouse & Saloon, Inc.	109,180	3,320
*Emmis Communications, Inc.	187,540	3,314
Kelly Services, Inc. Class A	114,501	3,279
*Coinstar, Inc.	142,714	3,238
*Priceline.com, Inc.	138,734	3,237
*Cost Plus, Inc.	129,572	3,232
Russell Corp.	155,528	3,181
World Fuel Services Corp.	135,623	3,175
*K2 Inc.	250,027	3,170
Gray Television, Inc.	256,867	3,098
*Midway Games Inc.	280,724	3,077
Gevity HR, Inc.	153,371	3,072
*Jo-Ann Stores, Inc.	115,092	3,037
*Universal Technical Institute Inc.	91,238	3,029
*Insight Communications Co., Inc.	272,732	3,014
*The Dress Barn, Inc.	133,049	3,011
*Papa John's International, Inc.	74,964	2,996
*MarineMax, Inc.	95,810	2,994
*Consolidated Graphics, Inc.	73,343	2,990
The Stride Rite Corp.	216,201	2,981
*Group 1 Automotive, Inc.	123,836	2,977
*Heidrick & Struggles International, Inc.	114,079	2,975
*California Pizza Kitchen, Inc.	108,033	2,946
Bowne & Co., Inc.	202,574	2,929
*Central European Distribution Corp.	78,351	2,925
*Steak n Shake Co.	156,202	2,908
*USANA Health Sciences, Inc.	68,275	2,888
*JAKKS Pacific, Inc.	148,299	2,849
bebe stores, inc	107,060	2,834
*Isle of Capri Casinos, Inc.	106,246	2,784
*LKQ Corp.	102,385	2,780
*A.C. Moore Arts & Crafts, Inc.	87,579	2,768
*Great Wolf Resorts, Inc.	135,213	2,764
Journal Communications, Inc.	163,124	2,740
*Overstock.com, Inc.	76,622	2,728
Pre-Paid Legal Services, Inc.	60,226	2,689
The Marcus Corp.	125,900	2,672
*Entravision Communications Corp.	336,742	2,623
Lithia Motors, Inc.	90,407	2,608

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Cross Country Healthcare, Inc.	153,389	2,608
*Six Flags, Inc.	553,781	2,575
Triarc Cos., Inc. Class B	172,126	2,558
*The Gymboree Corp.	184,308	2,518
*PRIMEDIA Inc.	621,595	2,517
Sinclair Broadcast Group, Inc.	271,163	2,462
*AMN Healthcare Services, Inc.	162,527	2,443
Oakley, Inc.	141,821	2,415
infoUSA Inc.	205,711	2,407
*TiVo Inc.	360,005	2,405
*Spherion Corp.	362,972	2,396
*Brightpoint, Inc.	106,421	2,361
*Spanish Broadcasting System, Inc.	236,023	2,358
*Playtex Products, Inc.	218,664	2,353
*Martha Stewart Living Omnimedia, Inc.	79,926	2,332
*Ventiv Health, Inc.	120,410	2,322
*Life Time Fitness, Inc.	70,318	2,307
*Krispy Kreme Doughnuts, Inc.	330,829	2,303
The Topps Co., Inc.	228,660	2,293
UniFirst Corp.	56,273	2,281
*O'Charley's Inc.	127,196	2,246
*Sirva Inc.	262,580	2,235
*Lin TV Corp.	160,082	2,224
Courier Corp.	57,738	2,218
*Hudson Highland Group, Inc.	141,994	2,214
The Buckle, Inc.	49,816	2,209
Handleman Co.	129,783	2,143
*DiamondCluster International, Inc.	185,993	2,102
Churchill Downs, Inc.	49,455	2,101
Kenneth Cole Productions, Inc.	65,727	2,045
*Vertrue Inc.	52,309	2,038
*Charter Communications, Inc.	1,723,537	2,034
*LECG Corp.	95,246	2,025
*Stamps.com Inc.	107,823	2,022
*Teletech Holdings Inc.	244,520	1,993
*GSI Commerce, Inc.	116,916	1,958
American Woodmark Corp.	63,968	1,920
Movado Group, Inc.	101,604	1,918
*Leapfrog Enterprises, Inc.	168,447	1,903
*Skechers U.S.A., Inc.	132,606	1,891
CSS Industries, Inc.	54,984	1,861
*SOURCECORP, Inc.	93,877	1,861
Mannatech, Inc.	94,680	1,801
*Multimedia Games Inc.	158,865	1,749
*Wireless Facilities, Inc.	268,149	1,697
*Fisher Communications, Inc.	35,870	1,696
*MTR Gaming Group Inc.	144,707	1,684
CDI Corp.	76,489	1,677
AFC Enterprises, Inc.	126,001	1,661
Central Parking Corp.	120,351	1,655
*New York & Co., Inc.	78,564	1,655
*Playboy Enterprises, Inc. Class B	127,358	1,648
*J. Jill Group, Inc.	119,598	1,644
*JAMDAT Mobile Inc.	58,972	1,632

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Educate, Inc.	113,887	1,612
Haverty Furniture Cos., Inc.	108,857	1,609
*ValueVision Media, Inc.	132,400	1,590
*West Marine, Inc.	86,731	1,566
*Revlon, Inc. Class A	505,756	1,553
*Marchex, Inc.	102,377	1,540
*Guess ?, Inc.	91,942	1,524
*Harris Interactive Inc.	312,371	1,521
Lawson Products, Inc.	39,159	1,520
*4Kids Entertainment Inc.	75,505	1,501
*Build-A-Bear-Workshop, Inc.	63,883	1,498
*Forrester Research, Inc.	83,981	1,497
*Source Interlink Cos., Inc.	120,361	1,489
*Century Business Services, Inc.	364,518	1,476
*Pegasus Solutions Inc.	129,393	1,443
*Salem Communications Corp.	72,700	1,442
*Gartner, Inc. Class B	134,178	1,421
Triarc Cos., Inc. Class A	84,000	1,352
Schawk, Inc.	53,726	1,343
Oshkosh B' Gosh, Inc. Class A	51,301	1,333
*Steven Madden, Ltd.	73,813	1,311
*Drugstore.com, Inc.	314,338	1,311
Libbey, Inc.	82,158	1,299
*Saga Communications, Inc.	92,676	1,297
World Wrestling Entertainment, Inc.	111,698	1,276
*Regent Communications, Inc.	214,625	1,260
*Charlotte Russe Holding Inc.	98,195	1,224
*Blue Nile Inc.	37,114	1,213
*Autobytel Inc.	248,237	1,199
*Volt Information Sciences Inc.	50,421	1,196
*Asbury Automotive Group, Inc.	77,485	1,194
*Conn's, Inc.	48,499	1,187
Renaissance Learning, Inc.	55,040	1,117
*1-800-FLOWERS.COM, Inc.	156,559	1,102
Clark, Inc.	76,530	1,097
Sturm, Ruger & Co., Inc.	128,980	1,080
*Greenfield Online, Inc.	82,367	1,001
Startek, Inc.	60,894	1,000
*NetRatings, Inc.	72,837	991
*Sharper Image Corp.	75,269	958
*DTS Inc.	50,670	903
Action Performance Cos., Inc.	99,956	882
Russ Berrie and Co., Inc.	67,949	870
*1-800 CONTACTS, Inc.	43,546	843
Dover Downs Gaming & Entertainment, Inc.	57,296	760
*Atari, Inc.	252,751	703
*Learning Tree International, Inc.	55,321	665
*Beasley Broadcast Group, Inc.	39,551	573
*Kirkland's, Inc.	57,364	536
*First Advantage Corp. Class A	21,448	500
*Miva Inc.	90,080	418
*Medical Staffing Network Holdings, Inc.	72,879	361

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Deb Shops, Inc.	12,367	358
Blair Corp.	2,753	109
*The Boyds Collection, Ltd.	16,855	30

		1,764,236

Consumer Staples (1.8%)
*Del Monte Foods Co.	1,255,556	13,522
Church & Dwight, Inc.	371,522	13,449
*Rite Aid Corp.	3,100,866	12,962
*NBTY, Inc.	340,222	8,825
*Performance Food Group Co.	278,527	8,414
Flowers Foods, Inc.	218,839	7,738
Longs Drug Stores, Inc.	168,546	7,256
Ralcorp Holdings, Inc.	175,599	7,226
Universal Corp. (VA)	152,801	6,690
Chiquita Brands International, Inc.	243,259	6,680
*7-Eleven, Inc.	201,683	6,099
Sensient Technologies Corp.	266,252	5,487
Pilgrim's Pride Corp.	158,461	5,408
Ruddick Corp.	210,688	5,379
Casey's General Stores, Inc.	268,634	5,324
Seaboard Corp.	2,253	3,749
Tootsie Roll Industries, Inc.	127,565	3,731
*Hain Celestial Group, Inc.	184,859	3,605
*Herbalife Ltd.	163,418	3,531
*Hansen Natural Corp.	36,015	3,051
*The Great Atlantic & Pacific Tea Co., Inc.	103,413	3,005
Alliance One International, Inc.	460,351	2,767
Schweitzer-Mauduit International, Inc.	84,121	2,619
*Peet's Coffee & Tea Inc.	75,617	2,498
Sanderson Farms, Inc.	53,439	2,428
American Italian Pasta Co.	107,809	2,266
Weis Markets, Inc.	56,403	2,188
Lance, Inc.	123,375	2,123
J & J Snack Foods Corp.	40,513	2,121
Vector Group Ltd.	99,553	1,849
*Wild Oats Markets Inc.	152,627	1,748
*Boston Beer Co., Inc. Class A	54,070	1,213
Coca-Cola Bottling Co.	23,745	1,200
Farmer Brothers, Inc.	47,692	1,062
Ingles Markets, Inc.	70,050	965
Arden Group Inc. Class A	8,331	660

		168,838

Financial Services (24.7%)
*AmeriCredit Corp.	904,794	23,072
American Capital Strategies, Ltd.	588,956	21,267
Catellus Development Corp. REIT	615,611	20,192
Mills Corp. REIT	326,370	19,840
*Conseco, Inc.	900,173	19,642
United Dominion Realty Trust REIT	813,782	19,571
Federal Realty Investment Trust REIT	310,417	18,315

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

First American Corp.	453,863	18,218
Colonial BancGroup, Inc.	818,873	18,064
Thornburg Mortgage, Inc. REIT	596,492	17,376
Camden Property Trust REIT	314,012	16,878
Bank of Hawaii Corp.	327,452	16,618
Ventas, Inc. REIT	550,657	16,630
Mack-Cali Realty Corp. REIT	362,652	16,428
Sky Financial Group, Inc.	572,876	16,144
Reckson Associates Realty Corp. REIT	479,646	16,092
Pan Pacific Retail Properties, Inc. REIT	241,316	16,019
Rayonier Inc. REIT	296,767	15,738
SL Green Realty Corp. REIT	243,498	15,706
HCC Insurance Holdings, Inc.	404,861	15,332
CBL & Associates Properties, Inc. REIT	353,333	15,218
IndyMac Bancorp, Inc.	369,380	15,045
HRPT Properties Trust REIT	1,190,171	14,794
Webster Financial Corp.	316,801	14,791
Certegy, Inc.	372,273	14,228
Arden Realty Group, Inc. REIT	391,215	14,076
Ryder System, Inc.	381,729	13,971
*Affiliated Managers Group, Inc.	198,244	13,546
New Century REIT, Inc.	259,347	13,343
Global Payments Inc.	196,075	13,294
Cullen/Frost Bankers, Inc.	278,230	13,258
StanCorp Financial Group, Inc.	169,402	12,973
Annaly Mortgage Management Inc. REIT	722,321	12,951
Shurgard Storage Centers, Inc. Class A REIT	276,729	12,718
BRE Properties Inc. Class A REIT	300,452	12,574
FirstMerit Corp.	477,106	12,457
CenterPoint Properties Corp. REIT	290,480	12,287
Deluxe Corp.	299,325	12,153
Washington Federal Inc.	516,011	12,137
*CB Richard Ellis Group, Inc.	273,556	11,998
The South Financial Group, Inc.	420,574	11,953
*Alliance Data Systems Corp.	291,876	11,838
CarrAmerica Realty Corp. REIT	327,189	11,838
Realty Income Corp. REIT	472,362	11,828
*Allmerica Financial Corp.	318,003	11,795
Health Care Inc. REIT	312,089	11,763
American Financial Realty Trust REIT	764,014	11,751
Whitney Holdings Corp.	356,420	11,630
AmerUs Group Co.	234,650	11,275
Trizec Properties, Inc. REIT	543,648	11,183
*La Quinta Corp. REIT	1,196,635	11,165
Healthcare Realty Trust Inc. REIT	284,103	10,969
Jefferies Group, Inc.	289,454	10,967
Montpelier Re Holdings Ltd.	313,541	10,842
Essex Property Trust, Inc. REIT	129,805	10,782
*BISYS Group, Inc.	719,640	10,751
Colonial Properties Trust REIT	240,750	10,593
Crescent Real Estate, Inc. REIT	562,485	10,547
Westamerica Bancorporation	198,918	10,505
East West Bancorp, Inc.	311,992	10,480
Capital Automotive REIT	272,046	10,384

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*SVB Financial Group	214,208	10,261
Pennsylvania REIT	214,999	10,212
First Industrial Realty Trust REIT	254,435	10,152
People's Bank	334,847	10,126
MoneyGram International, Inc.	527,461	10,085
Taubman Co. REIT	289,415	9,866
Brandywine Realty Trust REIT	318,876	9,774
First Niagara Financial Group, Inc.	665,993	9,710
BancorpSouth, Inc.	410,703	9,693
Hudson United Bancorp	267,693	9,664
Pacific Capital Bancorp	258,315	9,578
NewAlliance Bancshares, Inc.	679,877	9,552
*Philadelphia Consolidated Holding Corp.	112,676	9,550
Fremont General Corp.	390,528	9,502
Raymond James Financial, Inc.	333,579	9,424
Nationwide Health Properties, Inc. REIT	398,496	9,408
Prentiss Properties Trust REIT	254,376	9,269
First Midwest Bancorp, Inc.	262,535	9,233
Alexandria Real Estate Equities, Inc. REIT	124,466	9,142
IPC Holdings Ltd.	230,008	9,113
Downey Financial Corp.	124,478	9,112
Waddell & Reed Financial, Inc.	492,519	9,112
Cathay General Bancorp	267,560	9,019
*Alleghany Corp.	30,314	9,003
Ohio Casualty Corp.	370,200	8,951
Westcorp, Inc.	170,036	8,913
UCBH Holdings, Inc.	542,715	8,814
Old National Bancorp	411,785	8,812
*Jones Lang Lasalle Inc.	197,977	8,757
First BanCorp Puerto Rico	216,503	8,693
Reinsurance Group of America, Inc.	185,789	8,641
GATX Corp.	250,233	8,633
Commerce Group, Inc.	138,927	8,629
Trustmark Corp.	292,642	8,563
Jack Henry & Associates Inc.	461,586	8,452
American Financial Group, Inc.	251,062	8,416
Impac Mortgage Holdings, Inc. REIT	443,157	8,265
Post Properties, Inc. REIT	227,210	8,205
Selective Insurance Group	165,326	8,192
Home Properties, Inc. REIT	189,536	8,154
Highwood Properties, Inc. REIT	271,888	8,091
Kilroy Realty Corp. REIT	169,905	8,069
Greater Bay Bancorp	303,686	8,008
*United Rentals, Inc.	394,149	7,966
Amegy Bancorporation, Inc.	354,703	7,938
*Arch Capital Group Ltd.	176,075	7,932
Commercial Federal Corp.	233,710	7,871
Washington REIT	250,064	7,802
United Bankshares, Inc.	218,270	7,773
Platinum Underwriters Holdings, Ltd.	243,344	7,743
*Danielson Holdings Corp.	628,845	7,666
*Kronos, Inc.	189,425	7,651
MAF Bancorp, Inc.	178,559	7,612
Endurance Specialty Holdings Ltd.	201,063	7,604

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Texas Regional Bancshares, Inc.	249,148	7,594
American Home Mortgage Investment Corp. REIT	215,871	7,547
Gables Residential Trust REIT	174,374	7,538
Park National Corp.	68,092	7,524
Chittenden Corp.	276,241	7,514
International Bancshares Corp.	264,619	7,486
Assured Guaranty Ltd.	316,616	7,396
Newcastle Investment Corp. REIT	244,174	7,362
Delphi Financial Group, Inc.	165,325	7,299
Maguire Properties, Inc. REIT	257,502	7,298
Wintrust Financial Corp.	136,173	7,129
Lexington Corporate Properties Trust REIT	288,516	7,014
W Holding Co., Inc.	683,033	6,981
Provident Financial Services Inc.	396,949	6,974
Senior Housing Properties Trust REIT	366,993	6,940
*ProAssurance Corp.	165,084	6,894
*The First Marblehead Corp.	195,633	6,859
Susquehanna Bancshares, Inc.	276,869	6,808
Cousins Properties, Inc. REIT	223,707	6,617
Hilb, Rogal and Hamilton Co.	192,302	6,615
Citizens Banking Corp.	218,827	6,613
FactSet Research Systems Inc.	184,333	6,606
Novastar Financial, Inc. REIT	166,496	6,518
The Phoenix Cos., Inc.	536,899	6,389
Entertainment Properties Trust REIT	137,307	6,316
John H. Harland Co.	165,785	6,300
Provident Bankshares Corp.	197,165	6,292
Redwood Trust, Inc. REIT	121,848	6,287
F.N.B. Corp.	318,123	6,251
Corporate Office Properties Trust, Inc. REIT	207,509	6,111
Inland Real Estate Corp. REIT	379,180	6,097
Commercial Net Lease Realty REIT	294,284	6,024
LandAmerica Financial Group, Inc.	100,714	5,979
Republic Bancorp, Inc.	398,578	5,971
Umpqua Holdings Corp.	249,983	5,885
Glimcher Realty Trust REIT	211,797	5,877
LaSalle Hotel Properties REIT	178,255	5,849
TrustCo Bank NY	442,715	5,782
BioMed Realty Trust, Inc. REIT	242,375	5,781
Central Pacific Financial Co.	161,224	5,740
R.L.I. Corp.	128,518	5,732
UICI	190,856	5,682
Brookline Bancorp, Inc.	348,506	5,667
*First Federal Financial Corp.	93,421	5,569
Zenith National Insurance Corp.	81,925	5,559
Corus Bankshares Inc.	99,306	5,510
EastGroup Properties, Inc. REIT	130,246	5,485
CVB Financial Corp.	270,167	5,317
BankAtlantic Bancorp, Inc. Class A	279,312	5,293
Alabama National BanCorporation	80,852	5,285
*eFunds Corp.	290,682	5,229
Equity Lifestyle Properties, Inc. REIT	130,518	5,189
Sunstone Hotel Investors, Inc.	212,699	5,160
MB Financial, Inc.	128,032	5,100

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Digital Insight Corp.	212,468	5,082
CRT Properties, Inc. REIT	186,140	5,082
*Sterling Financial Corp.	135,849	5,081
Mid-America Apartment Communities, Inc. REIT	110,607	5,024
*Metris Cos., Inc.	345,145	4,991
*Investment Technology Group, Inc.	237,214	4,986
Equity One, Inc. REIT	217,561	4,939
*Knight Capital Group, Inc. Class A	644,042	4,908
Heritage Property Investment Trust REIT	139,844	4,897
S & T Bancorp, Inc.	134,473	4,854
First Commonwealth Financial Corp.	352,217	4,825
MCG Capital Corp.	281,798	4,813
Horace Mann Educators Corp.	254,782	4,795
Saxon Inc. REIT	280,481	4,788
AMLI Residential Properties Trust REIT	151,475	4,735
*Universal American Financial Corp.	206,182	4,664
Hancock Holding Co.	135,339	4,656
Scottish Re Group Ltd.	190,169	4,610
Interactive Data Corp.	221,684	4,607
RAIT Investment Trust REIT	152,241	4,560
BankUnited Financial Corp.	168,524	4,557
Global Signal, Inc. REIT	120,797	4,548
Glacier Bancorp, Inc.	173,845	4,543
First Citizens BancShares Class A	31,399	4,539
First Republic Bank	128,460	4,538
Harbor Florida Bancshares, Inc.	120,910	4,527
Chemical Financial Corp.	134,832	4,464
Tanger Factory Outlet Centers, Inc. REIT	163,636	4,407
NBT Bancorp, Inc.	186,113	4,400
*FelCor Lodging Trust, Inc. REIT	302,683	4,383
National Penn Bancshares Inc.	174,663	4,363
PS Business Parks, Inc. REIT	97,542	4,336
Commercial Capital Bancorp, Inc.	258,687	4,323
Bank Mutual Corp.	390,129	4,315
United Community Banks, Inc.	164,890	4,290
Infinity Property & Casualty Corp.	122,958	4,289
Sovran Self Storage, Inc. REIT	94,206	4,283
Stewart Information Services Corp.	101,471	4,262
*MeriStar Hospitality Corp. REIT	494,379	4,252
Equity Inns, Inc. REIT	317,934	4,229
Glenborough Realty Trust, Inc. REIT	203,779	4,196
Parkway Properties Inc. REIT	83,824	4,192
Amcore Financial, Inc.	140,281	4,192
*Euronet Worldwide, Inc.	143,431	4,170
*Accredited Home Lenders Holding Co.	94,655	4,165
Boston Private Financial Holdings, Inc.	164,164	4,137
*Signature Bank	166,214	4,056
UMB Financial Corp.	70,884	4,043
Spirit Finance Corp.	341,178	4,009
United Fire & Casualty Co.	89,859	3,992
Aspen Insurance Holdings Ltd.	144,722	3,989
National Financial Partners Corp.	101,724	3,981
Sterling Bancshares, Inc.	254,020	3,953
First Financial Bancorp	208,219	3,935

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*NCO Group, Inc.	181,435	3,924
National Health Investors REIT	139,401	3,913
First Charter Corp.	178,083	3,912
Omega Healthcare Investors, Inc. REIT	303,492	3,903
NDCHealth Corp.	214,187	3,849
Sun Communities, Inc. REIT	103,453	3,847
*CompuCredit Corp.	111,221	3,813
Financial Federal Corp.	98,549	3,808
Flagstar Bancorp, Inc.	200,839	3,802
Calamos Asset Management, Inc.	139,243	3,793
Community Bank System, Inc.	155,261	3,787
Frontier Financial Corp.	149,897	3,786
Max Re Capital Ltd.	163,888	3,753
First Community Bancorp	78,985	3,752
City Holding Co.	102,456	3,742
Innkeepers USA Trust REIT	249,792	3,732
*Sotheby's Holdings Class A	271,489	3,719
Westbanco Inc.	122,986	3,692
Mid-State Bancshares	131,786	3,660
MFA Mortgage Investments, Inc. REIT	490,358	3,653
*Instinet Group Inc.	696,848	3,651
PrivateBancorp, Inc.	102,827	3,638
PFF Bancorp, Inc.	119,470	3,619
*Piper Jaffray Cos., Inc.	118,763	3,614
Advance America Cash Advance Centers Inc.	224,971	3,600
Anthracite Capital Inc. REIT	301,458	3,572
*Nelnet, Inc.	106,262	3,535
Cash America International Inc.	174,991	3,521
Anchor Bancorp Wisconsin Inc.	115,242	3,487
U-Store-It Trust	177,807	3,387
Unizan Financial Corp.	124,826	3,344
Gold Banc Corp., Inc.	227,181	3,305
Harleysville National Corp.	140,557	3,255
Fidelity Bankshares, Inc.	122,474	3,248
Hanmi Financial Corp.	191,638	3,200
Alfa Corp.	214,402	3,156
Provident New York Bancorp, Inc.	259,695	3,145
First Financial Bankshares, Inc.	92,238	3,121
Getty Realty Holding Corp. REIT	110,373	3,057
Sandy Spring Bancorp, Inc.	87,068	3,050
Independent Bank Corp. (MI)	107,167	3,048
*Argonaut Group, Inc.	131,806	3,043
*USI Holdings Corp.	233,083	3,002
Partners Trust Financial Group, Inc.	278,077	2,970
Acadia Realty Trust REIT	158,555	2,957
R & G Financial Corp. Class B	167,114	2,956
PXRE Group Ltd.	117,087	2,953
*Advent Software, Inc.	145,506	2,948
Ramco-Gershenson Properties Trust REIT	100,093	2,931
McGrath RentCorp	123,611	2,930
*Portfolio Recovery Associates, Inc.	69,326	2,913
*Triad Guaranty, Inc.	56,588	2,851
Arbor Realty Trust, Inc. REIT	97,989	2,812
Town & Country Trust REIT	98,575	2,810

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Prosperity Bancshares, Inc.	98,007	2,804
Sterling Financial Corp. (PA)	129,790	2,766
KNBT Bancorp Inc.	180,125	2,718
Anworth Mortgage Asset Corp. REIT	275,365	2,710
Dime Community Bancshares	176,903	2,689
TierOne Corp.	97,929	2,657
*HealthExtras, Inc.	131,953	2,648
First Merchants Corp.	105,363	2,618
Greenhill & Co., Inc.	64,071	2,596
Net.Bank, Inc.	277,415	2,586
*Asset Acceptance Capital Corp.	99,655	2,582
Northwest Bancorp, Inc.	120,267	2,557
Capital Trust Class A REIT	76,309	2,549
Universal Health Realty Income REIT	66,693	2,542
*National Western Life Insurance Co. Class A	13,078	2,536
Capitol Bancorp Ltd.	75,183	2,527
GMH Communities Trust	180,677	2,502
WFS Financial, Inc.	49,082	2,489
Highland Hospitality Corp. REIT	238,017	2,487
Advanta Corp. Class B	87,955	2,477
Community Trust Bancorp Inc.	75,036	2,455
Main Street Banks, Inc.	96,179	2,449
Irwin Financial Corp.	109,728	2,435
Strategic Hotel Capital, Inc. REIT	134,078	2,413
Investors Real Estate Trust REIT	248,868	2,404
Luminent Mortgage Capital, Inc. REIT	220,903	2,384
HomeBanc Corp. REIT	262,159	2,383
*iPayment Holdings, Inc.	64,869	2,369
Midland Co.	67,296	2,368
Independent Bank Corp. (MA)	82,007	2,313
Saul Centers, Inc. REIT	63,334	2,302
Trustreet Properties, Inc. REIT	137,052	2,276
Aames Investment Corp.	233,931	2,274
IBERIABANK Corp.	36,787	2,266
21st Century Insurance Group	152,601	2,265
*Franklin Bank Corp.	120,024	2,252
State Auto Financial Corp.	71,321	2,214
Capital City Bank Group, Inc.	54,723	2,211
Sterling Bancorp	102,941	2,198
First Financial Holdings, Inc.	73,278	2,192
Washington Trust Bancorp, Inc.	78,886	2,183
American Equity Investment Life Holding Co.	182,130	2,164
West Coast Bancorp	88,463	2,159
Bedford Property Investors, Inc. REIT	92,235	2,123
Simmons First National Corp.	78,189	2,120
Affordable Residential Communities REIT	158,298	2,113
Integra Bank Corp.	93,117	2,106
Presidential Life Corp.	122,433	2,095
Old Second Bancorp, Inc.	71,957	2,093
Suffolk Bancorp	64,562	2,085
MortgageIT Holdings Inc. REIT	113,324	2,068
WSFS Financial Corp.	37,792	2,068
Gramercy Capital Corp. REIT	84,023	2,055
Columbia Banking System, Inc.	83,340	2,052

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

FBL Financial Group, Inc. Class A	73,571	2,031
*LaBranche & Co. Inc.	321,544	2,026
Urstadt Biddle Properties Class A REIT	116,771	2,022
Oriental Financial Group Inc.	131,992	2,014
*United America Indemnity, Ltd.	117,152	2,014
*Quanta Capital Holdings Ltd.	321,626	2,004
Extra Space Storage Inc. REIT	138,974	1,991
First Indiana Corp.	66,872	1,984
*S1 Corp.	416,741	1,963
Bank of the Ozarks, Inc.	58,983	1,937
Odyssey Re Holdings Corp.	77,144	1,904
Union Bankshares Corp.	49,220	1,901
*ITLA Capital Corp.	34,744	1,873
Omega Financial Corp.	60,010	1,863
Direct General Corp.	99,899	1,859
First Community Bancshares, Inc.	57,146	1,857
*Electro Rent Corp.	126,600	1,841
*Navigators Group, Inc.	52,700	1,822
Flushing Financial Corp.	97,151	1,788
Great Southern Bancorp, Inc.	57,060	1,785
Tompkins Trustco, Inc.	40,078	1,739
First Financial Corp. (IN)	60,331	1,733
United Community Financial Corp.	157,855	1,727
Bristol West Holdings, Inc.	94,331	1,726
*eSPEED, Inc. Class A	193,431	1,723
U.S.B. Holding Co., Inc.	72,754	1,702
Community Banks, Inc.	65,375	1,695
*TNS Inc.	71,447	1,670
Banner Corp.	59,246	1,659
Gabelli Asset Management Inc.	37,481	1,656
First Busey Corp.	85,713	1,655
S.Y. Bancorp, Inc.	70,576	1,613
SWS Group, Inc.	93,044	1,598
First Source Corp.	68,155	1,563
CityBank Lynnwood (WA)	50,283	1,560
Capital Southwest Corp.	17,326	1,554
Renasant Corp.	49,813	1,532
CoBiz Inc.	84,464	1,531
First Place Financial Corp.	75,725	1,521
*CNA Surety Corp.	102,274	1,519
*Ocwen Financial Corp.	223,971	1,514
Capital Lease Funding, Inc. REIT	139,489	1,513
Harleysville Group, Inc.	71,957	1,503
First Bancorp (NC)	67,336	1,490
*Encore Capital Group, Inc.	85,948	1,461
Bank of Granite Corp.	75,336	1,442
BancFirst Corp.	16,463	1,432
Arrow Financial Corp.	51,253	1,427
*PMA Capital Corp. Class A	160,268	1,415
Peoples Bancorp, Inc.	52,683	1,409
Seacoast Banking Corp. of Florida	71,003	1,398
Lakeland Bancorp, Inc.	86,593	1,352
Midwest Banc Holdings, Inc.	69,346	1,338
*HomeStore, Inc.	656,808	1,333

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Univest Corp. of Pennsylvania	43,606	1,306
Federal Agricultural Mortgage Corp. Class C	52,653	1,161
First Oak Brook Bancshares, Inc.	40,866	1,153
*Citizens, Inc.	188,622	1,151
Advanta Corp. Class A	44,567	1,146
OceanFirst Financial Corp.	50,693	1,141
Baldwin & Lyons, Inc. Class B	46,495	1,121
Republic Bancorp, Inc. Class A	50,234	1,091
Cohen & Steers, Inc.	52,659	1,085
*Collegiate Funding Services, Inc.	72,610	1,059
Placer Sierra Bancshares	35,055	956
*Primus Guaranty, Ltd.	63,534	920
*Huron Consulting Group Inc.	39,041	919
Financial Institutions, Inc.	50,307	907
Clifton Savings Bancorp, Inc.	81,495	861
Charter Financial Corp.	23,607	825
*Credit Acceptance Corp.	54,673	814
*Texas Capital Bancshares, Inc.	37,796	746
Royal Bancshares of Pennsylvania, Inc.	31,007	736
*PRG-Schultz International, Inc.	257,247	725
Peapack Gladstone Financial Corp.	25,392	703
*MarketAxess Holdings, Inc.	54,324	614
*CCC Information Services Group	19,123	458
Crawford & Co. Class B	52,115	387
Urstadt Biddle Properties REIT	16,521	273
Farmers Capital Bank Corp.	5,791	201
NBC Capital Corp.	6,369	155
SCBT Financial Corp.	1,352	43
Camden National Corp.	907	30
Citizens 1st Bancorp, Inc.	556	11
*CSF Holdings Inc. Contingent Litigation Rights	29,125	—

		2,346,054

Health Care (11.1%)
*Affymetrix, Inc.	373,255	20,130
*Renal Care Group, Inc.	401,415	18,505
*Charles River Laboratories, Inc.	366,837	17,700
*Covance, Inc.	372,059	16,694
*Advanced Medical Optics, Inc.	387,358	15,397
*Respironics, Inc.	423,281	15,285
*Edwards Lifesciences Corp.	354,204	15,238
Dade Behring Holdings Inc.	234,206	15,226
Cooper Cos., Inc.	248,387	15,117
*Cytyc Corp.	676,259	14,918
*LifePoint Hospitals, Inc.	288,234	14,562
*INAMED Corp.	213,495	14,298
*Pharmaceutical Product Development, Inc.	303,042	14,201
*ResMed Inc.	203,931	13,457
*Accredo Health, Inc.	291,675	13,242
*Stericycle, Inc.	254,824	12,823
*IDEXX Laboratories Corp.	204,098	12,721
*OSI Pharmaceuticals, Inc.	304,138	12,430
*AMERIGROUP Corp.	298,203	11,988

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Cerner Corp.	173,134	11,768
*Protein Design Labs, Inc.	567,859	11,476
*VCA Antech, Inc.	464,346	11,260
*Amylin Pharmaceuticals, Inc.	526,949	11,029
*Gen-Probe Inc.	297,938	10,794
STERIS Corp.	412,604	10,633
*Endo Pharmaceuticals Holdings, Inc.	392,532	10,316
Medicis Pharmaceutical Corp.	323,204	10,255
*Sierra Health Services, Inc.	141,496	10,111
Mentor Corp.	241,270	10,008
*Apria Healthcare Group Inc.	288,596	9,997
*Techne Corp.	217,382	9,980
*Pediatrix Medical Group, Inc.	133,212	9,796
Valeant Pharmaceuticals International	544,789	9,605
*Vicuron Pharmaceuticals Inc.	340,605	9,503
*Vertex Pharmaceuticals, Inc.	554,171	9,332
*MGI Pharma, Inc.	422,685	9,198
*Neurocrine Biosciences, Inc.	217,937	9,166
*Intuitive Surgical, Inc.	192,303	8,969
*Sybron Dental Specialties, Inc.	237,602	8,939
*United Surgical Partners International, Inc.	169,709	8,838
*Andrx Group	433,880	8,812
*Kindred Healthcare, Inc.	221,037	8,755
*Nektar Therapeutics	500,192	8,423
*Centene Corp.	246,816	8,288
*Beverly Enterprises, Inc.	645,548	8,224
*Human Genome Sciences, Inc.	698,748	8,092
*American Healthways Inc.	187,107	7,909
*Immucor Inc.	268,503	7,773
Owens & Minor, Inc. Holding Co.	235,574	7,621
*ICOS Corp.	359,851	7,618
*Ventana Medical Systems, Inc.	188,189	7,571
Invacare Corp.	170,383	7,558
*American Medical Systems Holdings, Inc.	361,917	7,474
*Alkermes, Inc.	535,792	7,083
*Kos Pharmaceuticals, Inc.	106,894	7,002
*NeighborCare Inc.	210,104	6,969
*Martek Biosciences Corp.	175,934	6,677
Perrigo Co.	473,210	6,597
*PAR Pharmaceutical Cos. Inc.	201,703	6,416
*The Medicines Co.	272,162	6,366
*Haemonetics Corp.	154,263	6,269
Diagnostic Products Corp.	130,466	6,175
*United Therapeutics Corp.	127,437	6,142
*Transkaryotic Therapies, Inc.	165,804	6,065
*Psychiatric Solutions, Inc.	122,065	5,946
*Bio-Rad Laboratories, Inc. Class A	99,995	5,921
*Magellan Health Services, Inc.	167,002	5,897
PolyMedica Corp.	165,184	5,890
*CV Therapeutics, Inc.	258,154	5,788
*Eon Labs, Inc.	185,326	5,678
*Priority Healthcare Corp. Class B	219,925	5,577
*Sunrise Senior Living, Inc.	103,028	5,561
*Nabi Biopharmaceuticals	347,852	5,298

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Cyberonics, Inc.	120,907	5,246
*CONMED Corp.	169,077	5,202
*Laserscope	121,136	5,020
*Onyx Pharmaceuticals, Inc.	209,975	5,014
*Genesis Healthcare Corp.	107,808	4,989
*Wellcare Group Inc.	140,341	4,984
*Biosite Inc.	90,058	4,952
*Hologic, Inc.	124,447	4,947
*Telik, Inc.	302,602	4,920
West Pharmaceutical Services, Inc.	173,151	4,857
*AmSurg Corp.	174,138	4,822
*PSS World Medical, Inc.	384,826	4,791
*Advanced Neuromodulation Systems, Inc.	120,365	4,776
*Applera Corp.-Celera Genomics Group	434,818	4,770
*Wright Medical Group, Inc.	169,341	4,521
*ArthroCare Corp.	129,125	4,512
LCA-Vision Inc.	90,224	4,372
*Kyphon Inc.	122,205	4,252
*Viasys Healthcare Inc.	184,653	4,171
*Abgenix, Inc.	477,574	4,098
*LabOne, Inc.	102,443	4,078
*Medarex, Inc.	483,528	4,028
*Cubist Pharmaceuticals, Inc.	304,598	4,012
*SurModics, Inc.	92,250	4,001
*SFBC International, Inc.	102,950	3,977
*Chattem, Inc.	94,430	3,909
*eResearch Technology, Inc.	290,782	3,894
*Serologicals Corp.	181,283	3,852
*Alexion Pharmaceuticals, Inc.	164,753	3,796
*Per-Se Technologies, Inc.	179,465	3,772
Arrow International, Inc.	117,915	3,761
*Connetics Corp.	211,997	3,740
*Encysive Pharmaceuticals, Inc.	343,774	3,716
*Molina Healthcare Inc.	82,383	3,646
*Thoratec Corp.	232,065	3,560
*Impax Laboratories, Inc.	226,291	3,553
*IDX Systems Corp.	117,861	3,552
*AtheroGenics, Inc.	222,267	3,552
*Bone Care International, Inc.	106,925	3,525
Alpharma, Inc. Class A	242,929	3,515
*DJ Orthopedics Inc.	127,679	3,502
Analogic Corp.	69,415	3,493
*Salix Pharmaceuticals, Ltd.	194,649	3,438
*Eclipsys Corp.	237,612	3,343
*Pharmion Corp.	141,246	3,278
*Integra LifeSciences Holdings	111,594	3,259
*First Horizon Pharmaceutical Corp.	168,457	3,207
*Incyte Corp.	442,559	3,164
*Odyssey Healthcare, Inc.	218,803	3,155
*Exelixis, Inc.	423,193	3,144
*PAREXEL International Corp.	156,109	3,099
*Ligand Pharmaceuticals Inc. Class B	440,073	3,059
*Wilson Greatbatch Technologies, Inc.	127,273	3,042
*K-V Pharmaceutical Co. Class A	175,744	2,944

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Enzo Biochem, Inc.	164,107	2,942
*Foxhollow Technologies Inc.	75,304	2,882
*BioMarin Pharmaceutical Inc.	383,847	2,875
*Myriad Genetics, Inc.	183,024	2,864
Landauer, Inc.	53,410	2,773
*SonoSite, Inc.	88,692	2,753
*PRA International	99,960	2,677
*Allscripts Healthcare Solutions, Inc.	159,833	2,655
*Digene Corp.	95,253	2,637
*NPS Pharmaceuticals Inc.	230,724	2,619
*RehabCare Group, Inc.	97,697	2,611
*Inverness Medical Innovations, Inc.	92,711	2,531
*OraSure Technologies, Inc.	251,947	2,517
Datascope Corp.	74,818	2,495
*Noven Pharmaceuticals, Inc.	139,520	2,439
*Gentiva Health Services, Inc.	135,799	2,425
*Zymogenetics, Inc.	136,180	2,397
*ICU Medical, Inc.	72,656	2,337
*Merit Medical Systems, Inc.	149,391	2,302
*Discovery Laboratories, Inc.	302,619	2,206
Quality Systems, Inc.	46,017	2,180
*InterMune Inc.	162,074	2,113
*ARIAD Pharmaceuticals, Inc.	314,475	2,094
*deCODE genetics, Inc.	222,449	2,089
*Inspire Pharmaceuticals, Inc.	244,955	2,063
*Adolor Corp.	220,878	2,043
*Conor Medsystems, Inc.	128,076	1,966
*Keryx Biopharmaceuticals, Inc.	148,171	1,956
*Molecular Devices Corp.	88,191	1,908
*Geron Corp.	245,177	1,898
*Align Technology, Inc.	253,318	1,867
*Idenix Pharmaceuticals Inc.	85,824	1,861
*Kensey Nash Corp.	60,971	1,844
*Tanox, Inc.	157,123	1,841
*Regeneron Pharmaceuticals, Inc.	215,455	1,808
*VistaCare, Inc.	96,761	1,787
*Dendreon Corp.	333,666	1,745
*Albany Molecular Research, Inc.	123,218	1,725
*NitroMed, Inc.	88,379	1,719
*Enzon Pharmaceuticals, Inc.	262,136	1,699
*Symbion, Inc.	68,930	1,644
Vital Signs, Inc.	37,766	1,636
National Healthcare Corp.	45,372	1,602
Hooper Holmes, Inc.	369,239	1,532
*Zoll Medical Corp.	56,971	1,450
*Cell Genesys, Inc.	267,773	1,433
*Eyetech Pharmaceuticals Inc.	111,766	1,413
*ImmunoGen, Inc.	242,602	1,405
*Lexicon Genetics Inc.	283,234	1,399
*Symmetry Medical Inc.	56,762	1,336
*Isis Pharmaceuticals, Inc.	323,931	1,267
Young Innovations, Inc.	32,281	1,205
*New River Pharmaceuticals Inc.	37,257	1,118
*NeoPharm, Inc.	110,654	1,105

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*IntraLase Corp.	55,321	1,085
*CorVel Corp.	39,849	1,001
*Cell Therapeutics, Inc.	359,850	975
*Trimeris, Inc.	97,339	971
*Bruker BioSciences Corp.	239,035	954
*Maxygen Inc.	136,266	935
*Alliance Imaging, Inc.	86,903	909
*Antigenics, Inc.	162,184	877
*Conceptus, Inc.	151,815	858
*Diversa Corp.	155,638	811
*K-V Pharmaceutical Co. Class B	45,553	765
*Barrier Therapeutics Inc.	92,646	735
*OCA Inc.	286,360	538
*Specialty Laboratories, Inc.	54,619	459
*MannKind Corp.	38,954	391
*GTx, Inc.	36,723	365

		1,060,439

Integrated Oils (0.1%)
*KCS Energy, Inc.	291,396	5,062
*Delta Petroleum Corp.	146,398	2,067

		7,129

Other Energy (5.3%)
*Reliant Energy, Inc.	1,779,049	22,025
Arch Coal, Inc.	371,291	20,224
*Grant Prideco, Inc.	735,972	19,466
Tesoro Petroleum Corp.	395,908	18,418
Massey Energy Co.	453,026	17,088
*Plains Exploration & Production Co.	436,387	15,505
Helmerich & Payne, Inc.	302,262	14,182
Range Resources Corp.	509,740	13,712
*Forest Oil Corp.	318,019	13,357
*Denbury Resources, Inc.	335,728	13,352
*FMC Technologies Inc.	386,897	12,369
*Cal Dive International, Inc.	217,149	11,372
*Calpine Corp.	3,182,516	10,821
*Quicksilver Resources, Inc.	163,662	10,463
Cabot Oil & Gas Corp.	295,577	10,257
*Unit Corp.	231,471	10,187
Vintage Petroleum, Inc.	332,826	10,141
St. Mary Land & Exploration Co.	341,335	9,892
*Todco	361,550	9,281
*Houston Exploration Co.	169,559	8,994
Frontier Oil Corp.	304,971	8,951
*Cheniere Energy, Inc.	287,798	8,951
*Grey Wolf, Inc.	1,068,341	7,916
*Dynegy, Inc.	1,602,175	7,787
*Superior Energy Services, Inc.	410,706	7,311
*Stone Energy Corp.	143,082	6,997
*Encore Acquisition Co.	165,247	6,775
*Whiting Petroleum Corp.	176,994	6,427

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Comstock Resources, Inc.	242,374	6,130
*Bill Barrett Corp.	206,405	6,105
*Swift Energy Co.	167,003	5,982
*SEACOR Holdings Inc.	92,558	5,951
*Oceaneering International, Inc.	152,878	5,909
*Hydrill Co.	107,271	5,830
*Spinnaker Exploration Co.	161,516	5,732
Holly Corp.	121,129	5,653
CARBO Ceramics Inc.	71,468	5,643
Berry Petroleum Class A	106,622	5,638
*Veritas DGC Inc.	198,981	5,520
*Atwood Oceanics, Inc.	81,254	5,002
*Energy Partners, Ltd.	187,488	4,914
Penn Virginia Corp.	109,346	4,884
*Hanover Compressor Co.	413,520	4,760
*Remington Oil & Gas Corp.	132,138	4,717
Foundation Coal Holdings, Inc.	172,649	4,479
*TETRA Technologies, Inc.	133,250	4,244
*Global Industries Ltd.	498,891	4,241
*Core Laboratories NV	154,496	4,144
*KFX, Inc.	288,000	4,116
*W-H Energy Services, Inc.	165,050	4,115
*Oil States International, Inc.	162,668	4,094
*Parker Drilling Co.	564,800	3,959
*Universal Compression Holdings, Inc.	103,534	3,752
*Newpark Resources, Inc.	500,107	3,751
Resource America, Inc.	93,955	3,620
*Pioneer Drilling Company	214,227	3,269
*Petroleum Development Corp.	98,686	3,143
*Enbridge Energy Management LLC	56,134	2,836
*Input/Output, Inc.	421,347	2,646
*FuelCell Energy, Inc.	257,944	2,634
*Harvest Natural Resources, Inc.	223,859	2,447
*The Meridian Resource Corp.	471,513	2,254
*Syntroleum Corp.	191,311	1,963
*Plug Power, Inc.	283,378	1,941
*ATP Oil & Gas Corp.	73,731	1,725
*Global Power Equipment Group Inc.	207,094	1,646
*Warren Resources Inc.	147,529	1,542
RPC Inc.	89,869	1,521
*Hornbeck Offshore Services, Inc.	55,775	1,511
*Endeavor International Corp.	331,875	1,205
*Dril-Quip, Inc.	41,433	1,202
Ormat Technologies Inc.	47,062	899
Crosstex Energy, Inc.	18,477	892
*Atlas America, Inc.	15,791	587

		500,969

Materials & Processing (8.2%)
Martin Marietta Materials, Inc.	280,923	19,417
Lubrizol Corp.	397,521	16,700
Louisiana-Pacific Corp.	622,578	15,303
Florida Rock Industries, Inc.	193,870	14,220

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Crown Holdings, Inc.	985,210	14,020
Harsco Corp.	245,853	13,411
Forest City Enterprise Class A	187,250	13,295
RPM International, Inc.	698,079	12,747
Cabot Corp.	355,719	11,739
*FMC Corp.	208,664	11,714
Hughes Supply, Inc.	393,680	11,062
AptarGroup Inc.	212,665	10,803
Allegheny Technologies Inc.	483,588	10,668
Corn Products International, Inc.	420,997	10,003
Airgas, Inc.	404,320	9,975
*Shaw Group, Inc.	461,832	9,934
The Timken Co.	430,015	9,933
*Scotts Miracle-Gro Co.	138,744	9,880
Crompton Corp.	683,541	9,672
*URS Corp.	258,287	9,647
Great Lakes Chemical Corp.	304,073	9,569
York International Corp.	246,618	9,371
Cytec Industries, Inc.	231,153	9,200
Potlatch Corp.	172,449	9,024
Clarcor Inc.	306,630	8,969
*Hercules, Inc.	633,557	8,965
Albemarle Corp.	232,488	8,479
*USG Corp.	193,540	8,225
Brady Corp. Class A	257,963	7,997
Quanex Corp.	149,752	7,938
*Washington Group International, Inc.	151,770	7,758
Olin Corp.	420,314	7,667
*Maverick Tube Corp.	253,723	7,561
Minerals Technologies, Inc.	122,082	7,520
Cleveland-Cliffs Inc.	128,949	7,448
Texas Industries, Inc.	132,283	7,438
*Armor Holdings, Inc.	187,785	7,438
USEC Inc.	504,487	7,386
Commercial Metals Co.	298,554	7,112
Simpson Manufacturing Co.	227,031	6,936
*WCI Communities, Inc.	212,477	6,806
Carpenter Technology Corp.	130,358	6,753
Acuity Brands, Inc.	258,246	6,634
Steel Dynamics, Inc.	252,403	6,626
Worthington Industries, Inc.	418,601	6,614
Lennox International Inc.	305,275	6,463
Reliance Steel & Aluminum Co.	165,302	6,128
Georgia Gulf Corp.	189,423	5,882
Watsco, Inc.	137,553	5,860
H.B. Fuller Co.	170,836	5,819
*Nalco Holding Co.	295,673	5,804
*Dycom Industries, Inc.	290,185	5,749
Building Materials Holding Corp.	82,521	5,718
Longview Fibre Co.	273,620	5,623
Mueller Industries Inc.	205,601	5,572
Granite Construction Co.	198,250	5,571
*Lone Star Technologies, Inc.	120,996	5,505
Eagle Materials, Inc.	57,844	5,356

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Quanta Services, Inc.	596,803	5,252
*Coeur d'Alene Mines Corp.	1,429,349	5,189
*Hexcel Corp.	305,112	5,162
Delta & Pine Land Co.	203,910	5,110
*Symyx Technologies, Inc.	181,978	5,092
MacDermid, Inc.	162,674	5,069
Ferro Corp.	249,484	4,955
*Jacuzzi Brands, Inc.	456,682	4,900
Eagle Materials, Inc. B Shares	53,112	4,806
*Trammell Crow Co.	197,074	4,777
Kaydon Corp.	167,833	4,674
Albany International Corp.	141,773	4,552
*EMCOR Group, Inc.	90,213	4,411
*Cabot Microelectronics Corp.	147,472	4,275
Brookfield Homes Corp.	91,905	4,191
*OM Group, Inc.	168,749	4,166
Greif Inc. Class A	66,962	4,091
Compass Minerals International	174,586	4,085
*RTI International Metals, Inc.	129,066	4,054
*Rogers Corp.	99,734	4,044
*NCI Building Systems, Inc.	122,603	4,021
Silgan Holdings, Inc.	71,437	4,018
Universal Forest Products, Inc.	95,880	3,974
*AK Steel Corp.	613,838	3,935
*NS Group Inc.	115,640	3,759
*Oregon Steel Mills, Inc.	210,164	3,617
*Apex Silver Mines Ltd.	254,514	3,497
Barnes Group, Inc.	104,139	3,447
Spartech Corp.	191,669	3,412
*Aleris International Inc	147,776	3,332
Wausau Paper Corp.	276,898	3,317
Arch Chemicals, Inc.	132,611	3,310
*Ceradyne, Inc.	136,935	3,296
A. Schulman Inc.	182,392	3,263
*Griffon Corp.	146,651	3,256
*PolyOne Corp.	490,936	3,250
*Hecla Mining Co.	704,643	3,213
Schnitzer Steel Industries, Inc. Class A	133,752	3,170
*W.R. Grace & Co.	393,131	3,062
ElkCorp	107,155	3,059
*Energy Conversion Devices, Inc.	134,353	3,007
*Tejon Ranch Co.	58,030	2,987
*Mobile Mini, Inc.	83,242	2,870
Cambrex Corp.	147,549	2,811
Gibraltar Industries Inc.	150,057	2,782
Glatfelter	222,059	2,754
UAP Holding Corp.	164,937	2,738
Neenah Paper Inc.	88,219	2,732
*Century Aluminum Co.	133,398	2,721
*Titanium Metals Corp.	47,351	2,689
WD-40 Co.	93,661	2,616
Valmont Industries, Inc.	99,766	2,574
*Insituform Technologies Inc. Class A	159,278	2,553
Tredegar Corp.	160,701	2,507

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Metal Management, Inc.	129,395	2,504
*GrafTech International Ltd.	581,435	2,500
*Beacon Roofing Supply, Inc.	94,241	2,479
AMCOL International Corp.	131,127	2,464
Chesapeake Corp. of Virginia	116,080	2,431
Apogee Enterprises, Inc.	154,799	2,379
Deltic Timber Corp.	61,597	2,343
*Interface, Inc.	269,403	2,169
Rock-Tenn Co.	170,768	2,160
CIRCOR International, Inc.	87,375	2,156
Royal Gold, Inc.	105,709	2,127
*Gold Kist Inc.	90,627	1,956
Wellman, Inc.	191,066	1,947
*Graphic Packaging Corp.	532,717	1,944
Myers Industries, Inc.	153,980	1,925
Westlake Chemical Corp.	77,496	1,899
*Interline Brands, Inc.	94,917	1,879
Calgon Carbon Corp.	209,162	1,850
*Stillwater Mining Co.	242,474	1,799
Ennis, Inc.	98,409	1,783
*Caraustar Industries, Inc.	169,585	1,781
Ameron International Corp.	47,568	1,779
Bluelinx Holdings Inc.	167,011	1,767
*Terra Industries, Inc.	249,920	1,702
*Buckeye Technology, Inc.	200,579	1,599
*Avatar Holding, Inc.	31,446	1,581
*Trex Co., Inc.	57,455	1,477
*DHB Industries, Inc.	170,532	1,441
*HouseValues, Inc.	74,270	1,343
The Standard Register Co.	78,383	1,239
Alico, Inc.	24,006	1,235
*EnerSys	81,911	1,116
*Encore Wire Corp.	95,956	1,112
*Infrasource Services Inc.	93,000	969
NL Industries, Inc.	57,945	892
*Exide Technologies	138,352	671
*AAON, Inc.	13,376	238
Quaker Chemical Corp.	5,941	104

		779,771

Producer Durables (7.7%)
Ryland Group, Inc.	283,108	21,479
Roper Industries Inc.	250,953	17,911
Cummins Inc.	234,762	17,516
Ametek, Inc.	408,259	17,086
Standard Pacific Corp.	191,373	16,831
Joy Global Inc.	478,084	16,059
MDC Holdings, Inc.	193,531	15,918
HNI Corp.	295,330	15,106
Beazer Homes USA, Inc.	247,210	14,128
Donaldson Co., Inc.	446,182	13,533
Graco, Inc.	390,554	13,306
Herman Miller, Inc.	416,587	12,848

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Hovnanian Enterprises Inc. Class A	194,303	12,669
*Mettler-Toledo International Inc.	257,641	12,001
IDEX Corp.	301,726	11,650
*Terex Corp.	294,172	11,590
*Andrew Corp.	863,139	11,014
*Meritage Corp.	135,501	10,772
Briggs & Stratton Corp.	306,879	10,624
Plantronics, Inc.	292,137	10,622
*AGCO Corp.	537,897	10,285
Kennametal, Inc.	223,340	10,240
*Flowserve Corp.	329,113	9,959
*Thomas & Betts Corp.	351,512	9,927
*Polycom, Inc.	583,776	8,704
Engineered Support Systems, Inc.	240,019	8,600
*Headwaters Inc.	238,125	8,187
JLG Industries, Inc.	295,993	8,134
*Varian Semiconductor Equipment Associates, Inc.	217,723	8,056
*Actuant Corp.	160,415	7,690
*ESCO Technologies Inc.	75,197	7,580
Crane Co.	281,351	7,400
*CUNO Inc.	102,491	7,322
*Genlyte Group, Inc.	147,774	7,203
Mine Safety Appliances Co.	155,452	7,182
Lincoln Electric Holdings, Inc.	209,516	6,945
The Manitowoc Co., Inc.	167,239	6,860
Cognex Corp.	247,361	6,478
Nordson Corp.	184,636	6,329
Curtiss-Wright Corp.	115,854	6,250
*Itron, Inc.	138,497	6,188
*Moog Inc.	194,729	6,132
*Teledyne Technologies, Inc.	184,794	6,021
*Esterline Technologies Corp.	149,258	5,982
Belden CDT Inc.	279,067	5,916
*Cymer, Inc.	220,281	5,804
*Interdigital Communications Corp.	327,495	5,731
*Powerwave Technologies, Inc.	559,474	5,718
*ATMI, Inc.	187,272	5,433
*Dionex Corp.	124,029	5,409
*Gardner Denver Inc.	149,426	5,242
*BE Aerospace, Inc.	334,706	5,231
Woodward Governor Co.	61,120	5,136
Watts Water Technologies, Inc.	149,225	4,998
Applied Industrial Technology, Inc.	150,933	4,874
*Photronics Inc.	205,646	4,800
*SBA Communications Corp.	350,036	4,725
Bucyrus International, Inc.	119,345	4,533
Federal Signal Corp.	286,567	4,470
*Arris Group Inc.	496,143	4,321
*Champion Enterprises, Inc.	431,747	4,292
Regal-Beloit Corp.	146,812	4,281
Steelcase Inc.	305,408	4,230
*Axcelis Technologies, Inc.	595,329	4,084
Baldor Electric Co.	166,843	4,058
*Brooks Automation, Inc.	267,991	3,980

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

M/I Homes, Inc.	71,392	3,862
Thomas Industries, Inc.	95,544	3,818
MTS Systems Corp.	113,107	3,798
*Paxar Corp.	212,336	3,769
*Littelfuse, Inc.	134,229	3,738
Stewart & Stevenson Services, Inc.	162,690	3,687
*Credence Systems Corp.	407,253	3,686
*Blount International, Inc.	215,720	3,600
NACCO Industries, Inc. Class A	33,383	3,579
*EnPro Industries, Inc.	123,769	3,573
Franklin Electric, Inc.	91,947	3,554
*Mykrolis Corp.	248,972	3,538
*MKS Instruments, Inc.	207,308	3,501
*General Cable Corp.	233,982	3,470
*FEI Co.	149,101	3,401
*Orbital Sciences Corp.	330,717	3,274
Technitrol, Inc.	228,612	3,230
*Triumph Group, Inc.	89,965	3,127
*Taser International Inc.	310,200	3,114
A.O. Smith Corp.	113,663	3,036
*Electro Scientific Industries, Inc.	169,382	3,029
Levitt Corp. Class A	99,879	2,988
*Entegris Inc.	285,391	2,825
*Imagistics International Inc.	96,992	2,716
*Veeco Instruments, Inc.	159,191	2,592
*William Lyon Homes, Inc.	26,606	2,581
CTS Corp.	207,775	2,554
*Sonic Solutions, Inc.	137,282	2,553
*Power-One, Inc.	399,690	2,522
*Ultratech, Inc.	134,511	2,462
Tecumseh Products Co. Class A	89,676	2,461
Cohu, Inc.	122,389	2,454
Technical Olympic USA, Inc.	100,114	2,431
*Kulicke & Soffa Industries, Inc.	305,982	2,420
*Applied Films Corp.	88,452	2,264
*Presstek, Inc.	197,366	2,234
*A.S.V., Inc.	54,513	2,210
*Astec Industries, Inc.	95,097	2,205
*Photon Dynamics, Inc.	100,772	2,077
Helix Technology Corp.	155,362	2,063
United Industrial Corp.	54,325	1,942
*MTC Technologies, Inc.	51,228	1,887
*Mattson Technology, Inc.	260,265	1,863
Kimball International, Inc. Class B	138,834	1,833
*Kadant Inc.	82,558	1,810
*LTX Corp.	364,424	1,808
Standex International Corp.	62,778	1,784
HEICO Corp.	76,069	1,781
*Audiovox Corp.	111,506	1,728
Vicor Corp.	126,048	1,714
Skyline Corp.	42,388	1,693
Tennant Co.	45,504	1,611
*TurboChef Technologies, Inc.	89,015	1,594
Lindsay Manufacturing Co.	66,688	1,573

Page #

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Robbins & Myers, Inc.	69,227	1,489
Knoll, Inc.	85,593	1,464
*Mastec Inc.	158,323	1,393
C & D Technologies, Inc.	150,523	1,383
Keithley Instruments Inc.	84,352	1,300
*Asyst Technologies, Inc.	282,555	1,260
*Palm Harbor Homes, Inc.	61,367	1,156
*Rudolph Technologies, Inc.	80,150	1,149
*Advanced Energy Industries, Inc.	136,522	1,073
*Semitool, Inc.	103,076	983
*Argon ST, Inc.	23,681	841
*Metrologic Instruments, Inc.	64,130	804
Gorman-Rupp Co.	36,669	785
HEICO Corp. Class A	18,107	326
Tecumseh Products Co. Class B	5,280	146

		733,752

Technology (11.0%)
*SpectraSite, Inc.	290,500	21,622
*Arrow Electronics, Inc.	690,028	18,741
*Macromedia, Inc.	438,469	16,758
*Western Digital Corp.	1,243,159	16,683
*Avnet, Inc.	718,461	16,187
*ADC Telecommunications, Inc.	689,677	15,014
PerkinElmer, Inc.	724,894	13,700
*FLIR Systems, Inc.	407,247	12,152
*Trimble Navigation Ltd.	308,735	12,031
*MEMC Electronic Materials, Inc.	744,797	11,745
*Cree, Inc.	455,988	11,614
*The Titan Corp.	504,599	11,475
*CACI International, Inc.	178,174	11,253
*Sybase, Inc.	566,571	10,397
*F5 Networks, Inc.	218,344	10,313
Reynolds & Reynolds Class A	380,374	10,282
*Parametric Technology Corp.	1,611,123	10,279
*Avid Technology, Inc.	192,179	10,239
Acxiom Corp.	485,256	10,132
*PMC Sierra Inc.	1,061,430	9,903
*MICROS Systems, Inc.	220,487	9,867
*Hyperion Solutions Corp.	238,170	9,584
ADTRAN Inc.	386,521	9,582
*Cypress Semiconductor Corp.	749,027	9,430
*Emulex Corp.	493,463	9,011
*Integrated Circuit Systems, Inc.	434,893	8,976
*Anteon International Corp.	194,121	8,856
*Akamai Technologies, Inc.	665,463	8,738
*3Com Corp.	2,265,620	8,247
DRS Technologies, Inc.	154,535	7,925
*Varian, Inc.	209,223	7,907
Imation Corp.	202,535	7,856
*BearingPoint, Inc.	1,067,969	7,828
*PalmOne, Inc.	261,416	7,782
*Avocent Corp.	296,675	7,755

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Maxtor Corp.	1,489,268	7,744
*UNOVA, Inc.	289,890	7,720
*Salesforce.com, Inc.	374,622	7,672
*TIBCO Software Inc.	1,154,313	7,549
*Benchmark Electronics, Inc.	246,083	7,486
*Semtech Corp.	441,106	7,344
*Rambus Inc.	530,910	7,104
*Anixter International Inc.	189,901	7,059
*Wind River Systems Inc.	444,600	6,971
*Skyworks Solutions, Inc.	934,549	6,888
*Electronics for Imaging, Inc.	320,229	6,738
*Integrated Device Technology Inc.	626,152	6,731
*Perot Systems Corp.	471,093	6,699
*Sonus Networks, Inc.	1,398,156	6,683
*Websense, Inc.	138,977	6,678
*Openwave Systems Inc.	404,066	6,627
*ANSYS, Inc.	186,065	6,607
*Progress Software Corp.	217,619	6,561
*Coherent, Inc.	182,129	6,558
*SRA International, Inc.	188,542	6,546
*Microsemi Corp.	345,500	6,495
*Intergraph Corp.	186,962	6,443
*Digital River, Inc.	200,834	6,376
*Macrovision Corp.	281,246	6,339
*Foundry Networks, Inc.	732,980	6,326
*Brocade Communications Systems, Inc.	1,595,449	6,190
*FileNET Corp.	246,006	6,185
*Silicon Laboratories Inc.	235,140	6,163
*RF Micro Devices, Inc.	1,116,975	6,065
*Atmel Corp.	2,558,948	6,065
*CIENA Corp.	2,897,074	6,055
*Digitas Inc.	516,507	5,893
*Tessera Technologies, Inc.	174,159	5,819
*Hutchinson Technology, Inc.	150,077	5,779
*CommScope, Inc.	324,399	5,648
*Transaction Systems Architects, Inc.	226,468	5,578
*CSG Systems International, Inc.	288,506	5,476
*Tekelec	324,196	5,446
*WebEx Communications, Inc.	199,556	5,270
*Intermagnetics General Corp.	166,684	5,126
*Internet Security Systems, Inc.	245,842	4,988
*SafeNet, Inc.	143,716	4,895
*RSA Security Inc.	414,308	4,756
*Applied Micro Circuits Corp.	1,834,994	4,698
*Micrel, Inc.	402,403	4,636
*OmniVision Technologies, Inc.	337,098	4,581
*FormFactor Inc.	171,786	4,539
*Conexant Systems, Inc.	2,797,864	4,505
*Silicon Image, Inc.	433,640	4,449
*Mentor Graphics Corp.	431,813	4,426
*Gateway, Inc.	1,335,641	4,408
*UTStarcom, Inc.	578,579	4,334
*Informatica Corp.	515,703	4,327
*Keane, Inc.	313,832	4,299

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Quest Software, Inc.	311,004	4,239
*ON Semiconductor Corp.	909,576	4,184
*j2 Global Communications, Inc.	118,942	4,096
*MicroStrategy Inc.	76,523	4,059
*Equinix, Inc.	93,396	4,048
*Aspect Communications Corp.	356,376	4,002
*DSP Group Inc.	167,116	3,989
*Power Integrations, Inc.	184,782	3,986
*Comtech Telecommunications Corp.	121,699	3,971
*Checkpoint Systems, Inc.	223,975	3,964
*Sycamore Networks, Inc.	1,148,030	3,961
*SiRF Technology Holdings, Inc.	223,746	3,956
*Sapient Corp.	479,670	3,804
*Komag, Inc.	132,966	3,772
*Aeroflex, Inc.	444,345	3,732
*NetIQ Corp.	326,326	3,704
*Exar Corp.	248,699	3,703
*Genesis Microchip Inc.	199,205	3,677
*Plexus Corp.	257,850	3,669
Black Box Corp.	103,110	3,650
*Ixia	185,888	3,614
*Epicor Software Corp.	273,729	3,613
*RealNetworks, Inc.	707,897	3,518
*Mercury Computer Systems, Inc.	125,587	3,437
*Manhattan Associates, Inc.	178,849	3,436
*McDATA Corp. Class A	856,026	3,424
*Zoran Corp.	256,873	3,414
Talx Corp.	116,654	3,372
*Newport Corp.	242,510	3,361
*Dendrite International, Inc.	239,572	3,306
*Borland Software Corp.	478,600	3,283
SS&C Technologies, Inc.	102,995	3,263
*KEMET Corp.	516,025	3,251
*Quantum Corp.	1,091,644	3,242
*ScanSource, Inc.	75,135	3,226
*ManTech International Corp.	103,681	3,218
*SERENA Software, Inc.	164,962	3,184
*Synaptics Inc.	148,529	3,173
*Lattice Semiconductor Corp.	675,627	3,000
EDO Corp.	95,218	2,848
Park Electrochemical Corp.	112,467	2,834
*Amkor Technology, Inc.	627,504	2,824
*Extreme Networks, Inc.	686,787	2,816
*The TriZetto Group, Inc.	199,854	2,800
*Packeteer, Inc.	197,753	2,788
*ViaSat, Inc.	135,763	2,760
*Advanced Digital Information Corp.	360,711	2,741
*II-VI, Inc.	147,108	2,705
*Cirrus Logic, Inc.	506,411	2,689
*Vitesse Semiconductor Corp.	1,286,411	2,689
*Ciber, Inc.	335,115	2,674
*Micromuse Inc.	471,719	2,670
*Identix, Inc.	528,456	2,658
*Standard Microsystem Corp.	111,224	2,600

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*TriQuint Semiconductor, Inc.	777,708	2,590
*Adaptec, Inc.	664,101	2,577
Methode Electronics, Inc. Class A	216,251	2,567
Agilysys, Inc.	162,555	2,552
*SigmaTel Inc.	146,686	2,517
*Verint Systems Inc.	74,716	2,403
*Secure Computing Corp.	212,542	2,312
Inter-Tel, Inc.	123,203	2,293
*Pinnacle Systems, Inc.	415,713	2,286
*Ariba, Inc.	393,325	2,281
*Kanbay International Inc.	98,050	2,266
*Gartner, Inc. Class A	212,452	2,256
*Lexar Media, Inc.	447,761	2,199
*Pixelworks, Inc.	251,475	2,158
*ScanSoft, Inc.	569,430	2,152
*Kopin Corp.	417,979	2,132
*Silicon Storage Technology, Inc.	520,844	2,099
*Actel Corp.	150,866	2,097
*Harmonic, Inc.	430,090	2,077
*Novatel Wireless, Inc.	162,202	2,023
*AMIS Holdings Inc.	148,458	1,980
*Agile Software Corp.	314,198	1,979
*Verity, Inc.	225,095	1,974
*SonicWALL, Inc.	361,831	1,950
*Westell Technologies, Inc.	320,379	1,916
*InterVoice, Inc.	220,798	1,905
BEI Technologies, Inc.	70,751	1,888
*JDA Software Group, Inc.	165,015	1,878
*MRO Software Inc.	127,984	1,870
*Broadwing Corp.	403,020	1,862
*Jupitermedia Corp.	108,148	1,853
*Blue Coat Systems, Inc.	61,703	1,844
*IXYS Corp.	128,729	1,825
*Lawson Software Inc.	353,970	1,823
Daktronics, Inc.	90,752	1,816
*SPSS, Inc.	94,252	1,811
*Lionbridge Technologies, Inc.	264,578	1,794
*Entrust, Inc.	374,068	1,792
*Altiris, Inc.	120,322	1,766
*Interwoven Inc.	232,385	1,750
*Vignette Corp.	155,460	1,749
*Open Solutions Inc.	86,047	1,748
*Opsware, Inc.	340,901	1,745
*Excel Technology, Inc.	71,737	1,743
*NETGEAR, Inc.	92,348	1,718
Bel Fuse, Inc. Class B	56,157	1,716
*webMethods, Inc.	302,779	1,696
Cubic Corp.	95,508	1,694
*Concur Technologies, Inc.	159,191	1,676
*Cogent Communications Group, Inc.	252,331	1,675
*TTM Technologies, Inc.	218,861	1,666
*Audible, Inc.	95,734	1,663
*Magma Design Automation, Inc.	198,211	1,657
*Integrated Silicon Solution, Inc.	218,342	1,618

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*E.piphany Inc.	456,367	1,588
*Tyler Technologies, Inc.	208,984	1,580
*MatrixOne, Inc.	308,212	1,541
*Anaren, Inc.	116,715	1,535
*EPIQ Systems, Inc.	90,450	1,480
*InPhonic, Inc.	95,879	1,475
*Universal Display Corp.	141,860	1,458
*OSI Systems Inc.	91,731	1,448
*Herley Industries Inc.	77,024	1,405
*OpenTV Corp.	487,520	1,336
*Ditech Communications Corp.	204,872	1,330
*PDF Solutions, Inc.	98,898	1,298
*Dot Hill Systems Corp.	246,804	1,293
*Ionatron Inc.	148,340	1,274
*Pericom Semiconductor Corp.	150,814	1,228
*ActivCard Corp.	260,620	1,191
*SupportSoft, Inc.	227,860	1,183
*Echelon Corp.	171,334	1,179
*SeeBeyond Technology Corp.	276,861	1,157
*PortalPlayer Inc.	54,856	1,142
*Finisar Corp.	1,075,210	1,129
*SeaChange International, Inc.	158,779	1,115
*Silicon Graphics, Inc.	1,561,832	1,109
*SYNNEX Corp.	58,766	1,029
*REMEC Inc	156,199	1,000
*Motive, Inc.	99,358	987
*InFocus Corp.	237,438	983
*Blackboard Inc.	38,222	914
*FalconStor Software, Inc.	139,884	913
*ESS Technology, Inc.	212,626	895
*Multi-Fineline Electronix, Inc.	48,602	894
*Virage Logic Corp.	85,611	882
Blackbaud, Inc.	63,194	853
*Oplink Communications, Inc.	484,017	828
*Ulticom, Inc.	77,041	817
*Iomega Corp.	307,085	814
Syntel, Inc.	48,194	773
*Ness Technologies Inc.	71,459	759
*Mindspeed Technologies, Inc.	605,376	739
*Atheros Communications	84,693	683
QAD Inc.	79,910	615
*@ Road, Inc.	214,550	571
*RightNow Technologies Inc.	43,146	519
*iGATE Corp.	139,581	500
*Arbinet Holdings, Inc.	71,771	481
*Pegasystems Inc.	75,229	444
*McDATA Corp.	29,873	111
Bel Fuse, Inc. Class A	269	7

		1,050,366

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Utilities (6.4%)
*NII Holdings Inc.	395,179	25,268
*Western Wireless Corp. Class A	527,948	22,332
*Allegheny Energy, Inc.	817,628	20,621
*Southwestern Energy Co.	431,806	20,286
*CMS Energy Corp.	1,283,969	19,337
ONEOK, Inc.	589,028	19,232
UGI Corp. Holding Co.	614,314	17,139
AGL Resources Inc.	435,541	16,834
Aqua America, Inc.	565,576	16,820
OGE Energy Corp.	535,918	15,509
Energen Corp.	414,349	14,523
Great Plains Energy, Inc.	442,639	14,116
Puget Energy, Inc.	593,597	13,878
National Fuel Gas Co.	470,866	13,613
Atmos Energy Corp.	472,575	13,610
*Southern Union Co.	534,022	13,110
Vectren Corp.	452,438	12,999
Hawaiian Electric Industries Inc.	479,941	12,867
Westar Energy, Inc.	511,617	12,294
WPS Resources Corp.	211,674	11,907
Western Gas Resources, Inc.	330,876	11,548
PNM Resources Inc.	391,189	11,270
Piedmont Natural Gas, Inc.	456,404	10,963
NICOR Inc.	262,526	10,808
*Kinder Morgan Management, LLC	224,216	10,314
Peoples Energy Corp.	225,777	9,812
WGL Holdings Inc.	289,944	9,754
*Sierra Pacific Resources	698,908	8,701
Duquesne Light Holdings, Inc.	457,924	8,554
*Alamosa Holdings, Inc.	608,234	8,454
ALLETE, Inc.	167,896	8,378
*Level 3 Communications, Inc.	3,897,457	7,912
New Jersey Resources Corp.	158,614	7,653
IDACORP, Inc.	248,212	7,603
Black Hills Corp.	183,656	6,768
NorthWestern Corp.	212,057	6,684
Cleco Corp.	294,000	6,342
*Cincinnati Bell Inc.	1,460,758	6,281
UniSource Energy Corp.	204,020	6,274
Northwest Natural Gas Co.	163,233	6,242
*El Paso Electric Co.	282,152	5,770
*Price Communications Corp.	318,437	5,509
Southwest Gas Corp.	214,657	5,476
Avista Corp.	288,652	5,366
Commonwealth Telephone Enterprises, Inc.	124,895	5,234
*Aquila, Inc.	1,439,821	5,198
South Jersey Industries, Inc.	82,196	5,024
CH Energy Group, Inc.	93,794	4,561
*Premiere Global Services, Inc.	400,168	4,518
Otter Tail Corp.	163,725	4,475
UIL Holdings Corp.	82,863	4,459
MGE Energy, Inc.	120,653	4,389
*USA Mobility, Inc.	147,255	4,323

Small-Cap Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*IDT Corp. Class B	304,400	4,006
California Water Service Group	103,715	3,893
The Laclede Group, Inc.	119,370	3,791
Empire District Electric Co.	152,598	3,656
*UbiquiTel Inc.	415,555	3,391
American States Water Co.	99,306	2,917
*Dobson Communications Corp.	680,701	2,900
*General Communication, Inc.	260,155	2,568
*Mediacom Communications Corp.	372,669	2,560
*Centennial Communications Corp. Class A	153,791	2,135
Surewest Communications	82,642	2,120
Iowa Telecommunications Services Inc.	110,324	2,069
SJW Corp.	40,744	1,915
*Time Warner Telecom Inc.	296,730	1,757
North Pittsburgh Systems, Inc.	80,531	1,575
*IDT Corp.	106,645	1,412
*Intrado Inc.	93,269	1,395
CT Communications, Inc.	106,776	1,393
Central Vermont Public Service Corp.	72,816	1,347
Connecticut Water Services, Inc.	33,812	845

	608,557

Other (0.7%)
Teleflex Inc.	215,976	12,822
Carlisle Co., Inc.	185,356	12,721
Walter Industries, Inc.	215,916	8,680
Trinity Industries, Inc.	269,095	8,619
*McDermott International, Inc.	358,572	7,530
Lancaster Colony Corp.	166,174	7,132
*GenCorp, Inc.	275,875	5,313
Kaman Corp. Class A	131,315	2,369
*Sequa Corp. Class A	27,657	1,830

		67,016

TOTAL COMMON STOCKS
(Cost $7,016,500)		9,515,731

TEMPORARY CASH INVESTMENTS (6.0%)(1)

Money Market Fund (6.0%)
Vanguard Market Liquidity Fund, 3.139%**	571,255,881	571,256

		571,256

Small-Cap Index Fund Schedule of Investments June 30, 2005		Market Value ($000)

	Face
	Amount
	(000)

U.S. Agency Obligation (0.0%)
Federal Home Loan Mortgage Corp. Discount Note†
(2) 3.002%, 7/19/2005	$2,000	1,997

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $573,253)		573,253

TOTAL INVESTMENTS (106.0%)
(Cost $7,589,753)		10,088,984

OTHER ASSETS AND LIABILITIES—NET (-6.0%)		(572,448)

NET ASSETS (100%)		$9,516,536

*	Non-income-producing security.
**	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 6.0%, respectively, of net assets.
(2)	Securities with a value of $1,997,000 have been segregated as initial margin for open futures contracts.

†	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
REIT—Real Estate Investment Trust.

Small-Cap Growth Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

COMMON STOCKS (100.1%)

Auto & Transportation (5.1%)
Oshkosh Truck Corp.	71,723	5,614
*The Goodyear Tire & Rubber Co.	318,670	4,748
J.B. Hunt Transport Services, Inc.	246,012	4,748
CNF Inc.	104,400	4,688
Polaris Industries, Inc.	86,371	4,664
*Navistar International Corp.	127,150	4,069
*AMR Corp.	325,398	3,941
*Landstar System, Inc.	121,130	3,648
UTI Worldwide, Inc.	37,427	2,606
Thor Industries, Inc.	74,396	2,338
Tidewater Inc.	57,646	2,197
Winnebago Industries, Inc.	64,508	2,113
Florida East Coast Industries, Inc. Class A	48,011	2,079
*Swift Transportation Co., Inc.	88,868	2,070
Werner Enterprises, Inc.	104,225	2,047
*Kirby Corp.	42,643	1,923
Heartland Express, Inc.	98,189	1,908
Forward Air Corp.	64,933	1,836
Knight Transportation, Inc.	74,006	1,801
*Pacer International, Inc.	75,062	1,636
*AirTran Holdings, Inc.	173,148	1,598
*EGL, Inc.	73,705	1,498
*Tenneco Automotive, Inc.	85,748	1,427
*Genesee & Wyoming Inc. Class A	48,739	1,326
Wabtec Corp.	57,236	1,229
*Continental Airlines, Inc. Class B	87,071	1,156
*Old Dominion Freight Line, Inc.	39,970	1,072
General Maritime Corp.	22,794	966
Wabash National Corp.	39,627	960
*Delta Air Lines, Inc.	235,223	884
*Hub Group, Inc.	35,219	882
*Gulfmark Offshore, Inc.	30,217	825
*Keystone Automotive Industries, Inc.	31,759	785
*Alaska Air Group, Inc.	25,957	772
*Frontier Airlines, Inc.	71,898	743
*Fleetwood Enterprises, Inc.	72,163	732
*Northwest Airlines Corp. Class A	156,958	716
Visteon Corp.	91,660	553
Arctic Cat, Inc.	25,482	523
*ExpressJet Holdings, Inc.	59,749	508
Marine Products Corp.	31,127	453
*Commercial Vehicle Group Inc.	23,356	415
*Mesa Air Group Inc.	30,705	206

		80,903

Consumer Discretionary (24.5%)
*O'Reilly Automotive, Inc.	212,469	6,334
*Activision, Inc.	374,634	6,189
The Corporate Executive Board Co.	78,740	6,168
*Urban Outfitters, Inc.	98,525	5,585

Small-Cap Growth Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*The Cheesecake Factory	149,360	5,187
*Penn National Gaming, Inc.	139,785	5,102
*ITT Educational Services, Inc.	92,873	4,961
*Barnes & Noble, Inc.	120,994	4,695
*Timberland Co.	115,311	4,465
Applebee's International, Inc.	163,733	4,337
*Education Management Corp.	127,108	4,287
*Laureate Education Inc.	87,796	4,202
Claire's Stores, Inc.	170,598	4,103
*R.H. Donnelley Corp.	63,467	3,934
*Valassis Communications, Inc.	103,545	3,836
*Quiksilver, Inc.	238,312	3,808
*Sonic Corp.	121,536	3,710
SCP Pool Corp.	105,337	3,696
*Panera Bread Co.	58,061	3,605
*Waste Connections, Inc.	96,142	3,585
*Take-Two Interactive Software, Inc.	139,613	3,553
*Gaylord Entertainment Co.	76,368	3,550
Regis Corp.	90,293	3,529
The Toro Co.	90,936	3,511
*Copart, Inc.	145,622	3,466
*Pacific Sunwear of California, Inc.	149,907	3,446
*Men's Wearhouse, Inc.	98,580	3,394
Ruby Tuesday, Inc.	129,571	3,356
*Scientific Games Corp.	124,567	3,355
*Marvel Enterprises Inc.	169,599	3,344
Harte-Hanks, Inc.	112,021	3,330
*Zale Corp.	103,389	3,275
MSC Industrial Direct Co., Inc. Class A	96,887	3,270
*CNET Networks, Inc.	275,619	3,236
*Tractor Supply Co.	65,772	3,229
The Yankee Candle Co., Inc.	96,416	3,095
*CEC Entertainment Inc.	73,232	3,082
*P.F. Chang's China Bistro, Inc.	52,064	3,071
John Wiley & Sons Class A	75,582	3,003
*Guitar Center, Inc.	51,261	2,992
*Jarden Corp.	53,956	2,909
*PETCO Animal Supplies, Inc.	98,940	2,901
*Ask Jeeves, Inc.	94,154	2,843
*Aeropostale, Inc.	84,397	2,836
*Corrections Corp. of America REIT	71,337	2,800
Arbitron Inc.	62,458	2,679
*Dick's Sporting Goods, Inc.	69,407	2,678
*Earthlink, Inc.	301,744	2,613
Strayer Education, Inc.	29,598	2,553
Matthews International Corp.	65,042	2,534
*Argosy Gaming Co.	53,601	2,498
*GameStop Corp. Class B	82,807	2,476
*Spectrum Brands Inc	74,340	2,453
*DeVry, Inc.	120,462	2,397
*Wesco International, Inc.	75,951	2,383
Choice Hotel International, Inc.	35,854	2,356
*Corinthian Colleges, Inc.	182,690	2,333
*Cogent Inc.	81,209	2,319

Small-Cap Growth Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*THQ Inc.	79,045	2,314
*Fossil, Inc.	100,211	2,275
*United Natural Foods, Inc.	72,774	2,210
*Bright Horizons Family Solutions, Inc.	54,023	2,200
*The Warnaco Group, Inc.	92,843	2,159
*Radio One, Inc. Class D	165,329	2,111
*Rare Hospitality International Inc.	68,560	2,089
*Resources Connection, Inc.	89,312	2,075
The Brink's Co.	57,149	2,057
*DoubleClick Inc.	240,204	2,015
Blockbuster Inc. Class A	220,329	2,009
*Shuffle Master, Inc.	71,393	2,001
ADVO, Inc.	62,752	1,999
*Insight Enterprises, Inc.	98,071	1,979
*Labor Ready, Inc.	84,763	1,976
*Tempur-Pedic International Inc.	89,031	1,975
Nu Skin Enterprises, Inc.	84,200	1,962
*InfoSpace, Inc.	59,308	1,953
*ValueClick, Inc.	155,116	1,913
CBRL Group, Inc.	48,515	1,884
*aQuantive, Inc.	106,082	1,880
Aaron Rents, Inc. Class B	74,953	1,866
*West Corp.	48,234	1,852
*Gemstar-TV Guide International, Inc.	513,760	1,844
*Carter's, Inc.	31,545	1,842
*Coldwater Creek Inc.	73,270	1,825
*The Advisory Board Co.	37,288	1,817
*Red Robin Gourmet Burgers	29,225	1,811
*Central Garden and Pet Co.	36,622	1,799
*Hibbett Sporting Goods, Inc.	47,308	1,790
*Hot Topic, Inc.	91,623	1,752
*TreeHouse Foods Inc	60,202	1,716
K-Swiss, Inc.	52,900	1,711
Nautilus Inc.	59,781	1,704
*Navigant Consulting, Inc.	96,381	1,702
Tuesday Morning Corp.	53,974	1,701
Watson Wyatt & Co. Holdings	65,769	1,686
*Genesco, Inc.	45,085	1,672
*The Children's Place Retail Stores, Inc.	35,427	1,653
*Too Inc.	70,116	1,639
Talbots Inc.	49,096	1,594
*Pinnacle Entertainment, Inc.	80,524	1,575
*Electronics Boutique Holdings Corp.	24,455	1,553
*CoStar Group, Inc.	35,024	1,527
*ProQuest Co.	46,100	1,512
*The Pantry, Inc.	39,011	1,511
*Global Imaging Systems, Inc.	47,335	1,508
*Big Lots Inc.	113,651	1,505
G & K Services, Inc. Class A	39,436	1,488
*NetFlix.com, Inc.	90,553	1,486
*WMS Industries, Inc.	43,900	1,482
*Select Comfort Corp.	68,747	1,473
*Texas Roadhouse, Inc.	41,930	1,457
*CMGI Inc.	770,241	1,456

Small-Cap Growth Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Jack in the Box Inc.	36,628	1,389
CKE Restaurants Inc.	99,115	1,380
MAXIMUS, Inc.	38,565	1,361
*Cabela's Inc.	61,853	1,321
Christopher & Banks Corp.	71,774	1,311
*Alliance Gaming Corp.	92,674	1,299
Ameristar Casinos, Inc.	49,031	1,279
Fred's, Inc.	75,375	1,250
*99 Cents Only Stores	98,291	1,249
Blockbuster Inc. Class B	145,045	1,244
Rollins, Inc.	61,945	1,241
Pier 1 Imports Inc.	87,264	1,238
Stein Mart, Inc.	55,556	1,222
*CRA International Inc.	22,358	1,204
Big 5 Sporting Goods Corp.	41,276	1,171
Jackson Hewitt Tax Service Inc.	49,248	1,164
*Steiner Leisure Ltd.	31,395	1,164
United Online, Inc.	104,623	1,136
*Emmis Communications, Inc.	63,652	1,125
*Coinstar, Inc.	48,311	1,096
*Priceline.com, Inc.	46,868	1,093
*Cost Plus, Inc.	43,722	1,090
World Fuel Services Corp.	45,779	1,072
Gevity HR, Inc.	51,739	1,036
*Universal Technical Institute Inc.	30,899	1,026
*The Dress Barn, Inc.	45,225	1,023
*MarineMax, Inc.	32,473	1,015
*Heidrick & Struggles International, Inc.	38,548	1,005
*California Pizza Kitchen, Inc.	36,438	994
*Central European Distribution Corp.	26,469	988
*Steak n Shake Co.	52,687	981
*USANA Health Sciences, Inc.	23,157	980
bebe stores, inc	36,223	959
*Isle of Capri Casinos, Inc.	35,875	940
*A.C. Moore Arts & Crafts, Inc.	29,719	939
*LKQ Corp.	34,547	938
*Great Wolf Resorts, Inc.	45,609	932
*Overstock.com, Inc.	25,926	923
*FTI Consulting, Inc.	42,660	892
*Entravision Communications Corp.	113,562	885
*PRIMEDIA Inc.	209,638	849
Catalina Marketing Corp.	33,368	848
*RC2 Corp.	22,560	848
Sinclair Broadcast Group, Inc.	91,318	829
*AMN Healthcare Services, Inc.	54,853	824
Oakley, Inc.	47,846	815
infoUSA Inc.	69,477	813
*TiVo Inc.	121,386	811
*Playtex Products, Inc.	74,085	797
*Spanish Broadcasting System, Inc.	79,673	796
*Stage Stores, Inc.	18,152	791
*Ventiv Health, Inc.	40,606	783
*Life Time Fitness, Inc.	23,692	777
UniFirst Corp.	19,044	772

Small-Cap Growth Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Tetra Tech, Inc.	56,885	770
*DiamondCluster International, Inc.	62,639	708
*Charter Communications, Inc.	583,640	689
*Vertrue Inc.	17,645	687
*LECG Corp.	32,186	684
*Stamps.com Inc.	36,244	680
*Midway Games Inc.	61,430	673
*Teletech Holdings Inc.	82,448	672
*Insight Communications Co., Inc.	59,964	663
*GSI Commerce, Inc.	39,451	661
*Papa John's International, Inc.	16,346	653
American Woodmark Corp.	21,564	647
*Leapfrog Enterprises, Inc.	56,840	642
*Skechers U.S.A., Inc.	44,781	639
CSS Industries, Inc.	18,590	629
Oxford Industries, Inc.	14,318	616
Mannatech, Inc.	32,069	610
*Multimedia Games Inc.	53,429	588
*Wireless Facilities, Inc.	90,712	574
Finish Line, Inc.	30,122	570
*MTR Gaming Group Inc.	48,824	568
Blyth, Inc.	20,103	564
*New York & Co., Inc.	26,510	558
*Playboy Enterprises, Inc. Class B	42,875	555
*JAMDAT Mobile Inc.	19,958	552
*J. Jill Group, Inc.	40,170	552
*The Gymboree Corp.	40,363	551
*Educate, Inc.	38,678	546
*ValueVision Media, Inc.	44,403	533
*Revlon, Inc. Class A	170,402	523
*Journal Register Co.	29,562	518
*Marchex, Inc.	34,352	517
*Guess ?, Inc.	30,937	513
*Martha Stewart Living Omnimedia, Inc.	17,573	513
*Harris Interactive Inc.	104,763	510
*Build-A-Bear-Workshop, Inc.	21,678	508
*Source Interlink Cos., Inc.	40,790	505
*Forrester Research, Inc.	28,182	502
Movie Gallery, Inc.	18,658	493
Domino's Pizza, Inc.	22,124	492
*Hudson Highland Group, Inc.	31,293	488
*Salem Communications Corp.	24,447	485
Schawk, Inc.	18,188	455
*Vail Resorts Inc.	16,171	454
Pre-Paid Legal Services, Inc.	10,072	450
Oshkosh B' Gosh, Inc. Class A	17,266	449
*Drugstore.com, Inc.	107,253	447
*Saga Communications, Inc.	31,436	440
*Charlotte Russe Holding Inc.	33,333	415
*Gartner, Inc. Class B	39,055	414
*Blue Nile Inc.	12,429	406
*Autobytel Inc.	83,366	403
Triarc Cos., Inc. Class B	26,875	399
*Conn's, Inc.	16,313	399

Small-Cap Growth Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Renaissance Learning, Inc.	18,444	374
*1-800-FLOWERS.COM, Inc.	52,978	373
Gray Television, Inc.	30,591	369
*GameStop Corp.	10,629	348
*Greenfield Online, Inc.	27,889	339
*NetRatings, Inc.	24,774	337
*Cross Country Healthcare, Inc.	18,268	311
*DTS Inc.	17,140	306
*1-800 CONTACTS, Inc.	14,817	287
AFC Enterprises, Inc.	21,179	279
*Krispy Kreme Doughnuts, Inc.	39,098	272
*Sirva Inc.	31,039	264
*Pegasus Solutions Inc.	22,078	246
*Learning Tree International, Inc.	19,056	229
*Regent Communications, Inc.	36,337	213
*Sharper Image Corp.	16,441	209
*Beasley Broadcast Group, Inc.	13,293	193
*West Marine, Inc.	10,174	184
*Kirkland's, Inc.	19,486	182
*Atari, Inc.	55,591	155
*Medical Staffing Network Holdings, Inc.	24,236	120
*Miva Inc.	15,279	71
*First Advantage Corp. Class A	2,635	61
*Radio One, Inc.	863	11

		393,355

Consumer Staples (1.9%)
Church & Dwight, Inc.	126,008	4,561
*Rite Aid Corp.	1,051,117	4,394
*NBTY, Inc.	115,360	2,992
*Performance Food Group Co.	94,141	2,844
Flowers Foods, Inc.	74,036	2,618
*7-Eleven, Inc.	68,241	2,064
Pilgrim's Pride Corp.	53,841	1,838
Casey's General Stores, Inc.	90,856	1,801
Seaboard Corp.	763	1,270
*Herbalife Ltd.	55,444	1,198
*Hansen Natural Corp.	12,315	1,043
*Peet's Coffee & Tea Inc.	25,721	850
J & J Snack Foods Corp.	13,719	718
Tootsie Roll Industries, Inc.	21,636	633
*Wild Oats Markets Inc.	51,676	592
Sanderson Farms, Inc.	11,768	535
*The Great Atlantic & Pacific Tea Co., Inc.	17,509	509
*Boston Beer Co., Inc. Class A	18,399	413
Coca-Cola Bottling Co.	3,925	198
Arden Group Inc. Class A	939	74

		31,145

Small-Cap Growth Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Financial Services (8.9%)
Catellus Development Corp. REIT	208,650	6,844
Certegy, Inc.	126,237	4,825
*Affiliated Managers Group, Inc.	67,256	4,596
Global Payments Inc.	66,502	4,509
*CB Richard Ellis Group, Inc.	92,816	4,071
*Alliance Data Systems Corp.	99,017	4,016
*BISYS Group, Inc.	243,950	3,645
East West Bancorp, Inc.	105,764	3,553
*SVB Financial Group	72,493	3,472
MoneyGram International, Inc.	178,855	3,420
Waddell & Reed Financial, Inc.	166,953	3,089
Cathay General Bancorp	90,806	3,061
UCBH Holdings, Inc.	184,034	2,989
*Jones Lang Lasalle Inc.	66,970	2,962
Jack Henry & Associates Inc.	156,497	2,865
Amegy Bancorporation, Inc.	120,272	2,692
HCC Insurance Holdings, Inc.	68,688	2,601
*Kronos, Inc.	64,118	2,590
International Bancshares Corp.	89,743	2,539
*Danielson Holdings Corp.	207,823	2,533
Jefferies Group, Inc.	63,782	2,417
Wintrust Financial Corp.	46,080	2,412
*The First Marblehead Corp.	66,209	2,321
FactSet Research Systems Inc.	62,554	2,242
John H. Harland Co.	56,065	2,130
Fremont General Corp.	85,759	2,087
CVB Financial Corp.	91,443	1,800
*eFunds Corp.	98,395	1,770
Equity Lifestyle Properties, Inc. REIT	44,300	1,761
*Digital Insight Corp.	72,093	1,724
*Investment Technology Group, Inc.	80,245	1,687
*Universal American Financial Corp.	70,009	1,584
Interactive Data Corp.	75,234	1,563
*Alleghany Corp.	5,143	1,527
United Community Banks, Inc.	55,797	1,452
*Euronet Worldwide, Inc.	48,708	1,416
*Accredited Home Lenders Holding Co.	31,972	1,407
Boston Private Financial Holdings, Inc.	55,740	1,405
*Signature Bank	56,147	1,370
National Financial Partners Corp.	34,450	1,348
NDCHealth Corp.	72,704	1,306
Financial Federal Corp.	33,359	1,289
Calamos Asset Management, Inc.	46,526	1,267
*Sotheby's Holdings Class A	91,698	1,256
PrivateBancorp, Inc.	34,786	1,231
Advance America Cash Advance Centers Inc.	76,293	1,221
*Nelnet, Inc.	35,888	1,194
*Sterling Financial Corp.	30,026	1,123
Gold Banc Corp., Inc.	76,740	1,117
*Portfolio Recovery Associates, Inc.	23,482	987
*Triad Guaranty, Inc.	19,116	963
Prosperity Bancshares, Inc.	33,126	948
*Arch Capital Group Ltd.	20,757	935

Small-Cap Growth Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*HealthExtras, Inc.	44,651	896
Greenhill & Co., Inc.	21,509	871
*Asset Acceptance Capital Corp.	33,593	870
*iPayment Holdings, Inc.	21,810	797
Hilb, Rogal and Hamilton Co.	22,842	786
Commercial Capital Bancorp, Inc.	43,718	731
Fidelity Bankshares, Inc.	26,857	712
Old Second Bancorp, Inc.	24,411	710
Hanmi Financial Corp.	42,059	702
LaSalle Hotel Properties REIT	21,219	696
R.L.I. Corp.	15,244	680
*S1 Corp.	141,302	666
Zenith National Insurance Corp.	9,683	657
Bank of the Ozarks, Inc.	19,751	649
*Advent Software, Inc.	31,942	647
*Instinet Group Inc.	117,767	617
*Metris Cos., Inc.	40,870	591
*eSPEED, Inc. Class A	65,457	583
*TNS Inc.	23,978	560
Scottish Re Group Ltd.	22,678	550
S.Y. Bancorp, Inc.	23,542	537
BankUnited Financial Corp.	19,835	536
CoBiz Inc.	28,771	522
*Encore Capital Group, Inc.	29,055	494
*HomeStore, Inc.	222,711	452
Net.Bank, Inc.	46,846	437
*Citizens, Inc.	63,792	389
Gabelli Asset Management Inc.	8,150	360
*Collegiate Funding Services, Inc.	24,548	358
*Argonaut Group, Inc.	15,430	356
Direct General Corp.	16,836	313
*Navigators Group, Inc.	9,041	313
*Huron Consulting Group Inc.	13,186	311
Highland Hospitality Corp. REIT	28,206	295
WFS Financial, Inc.	5,790	294
*Credit Acceptance Corp.	18,705	279
*Ocwen Financial Corp.	38,061	257
American Equity Investment Life Holding Co.	21,569	256
*Texas Capital Bancshares, Inc.	12,759	252
*PRG-Schultz International, Inc.	87,665	247
Peapack Gladstone Financial Corp.	8,361	232
*MarketAxess Holdings, Inc.	18,385	208
Bristol West Holdings, Inc.	11,088	203
First Bancorp (NC)	7,946	176
*CCC Information Services Group	6,561	157
*Primus Guaranty, Ltd.	10,822	157
Charter Financial Corp.	275	10

		143,504

Health Care (20.4%)
*Affymetrix, Inc.	126,526	6,824
*Renal Care Group, Inc.	136,038	6,271
*Charles River Laboratories, Inc.	124,382	6,001

Small-Cap Growth Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Covance, Inc.	126,144	5,660
*Advanced Medical Optics, Inc.	131,303	5,219
*Respironics, Inc.	143,431	5,179
Dade Behring Holdings Inc.	79,475	5,167
*Edwards Lifesciences Corp.	120,052	5,165
Cooper Cos., Inc.	84,303	5,131
*Cytyc Corp.	229,229	5,057
*LifePoint Hospitals, Inc.	97,786	4,940
*INAMED Corp.	72,337	4,844
*Pharmaceutical Product Development, Inc.	102,810	4,818
*ResMed Inc.	69,213	4,567
*Accredo Health, Inc.	98,872	4,489
*Stericycle, Inc.	86,338	4,345
*IDEXX Laboratories Corp.	69,228	4,315
*OSI Pharmaceuticals, Inc.	103,132	4,215
*AMERIGROUP Corp.	101,065	4,063
*Cerner Corp.	58,747	3,993
*Protein Design Labs, Inc.	192,478	3,890
*VCA Antech, Inc.	157,409	3,817
*Amylin Pharmaceuticals, Inc.	178,666	3,739
*Gen-Probe Inc.	101,019	3,660
STERIS Corp.	139,901	3,605
*Endo Pharmaceuticals Holdings, Inc.	133,100	3,498
Medicis Pharmaceutical Corp.	109,551	3,476
*Sierra Health Services, Inc.	48,041	3,433
Mentor Corp.	81,895	3,397
*Apria Healthcare Group Inc.	97,941	3,392
*Techne Corp.	73,690	3,382
*Pediatrix Medical Group, Inc.	45,231	3,326
Valeant Pharmaceuticals International	184,648	3,255
*MGI Pharma, Inc.	143,366	3,120
*Neurocrine Biosciences, Inc.	73,886	3,108
*Intuitive Surgical, Inc.	65,070	3,035
*Sybron Dental Specialties, Inc.	80,611	3,033
*United Surgical Partners International, Inc.	57,396	2,989
*Andrx Group	147,156	2,989
*Nektar Therapeutics	169,558	2,855
*Centene Corp.	83,736	2,812
*Beverly Enterprises, Inc.	218,840	2,788
*American Healthways Inc.	63,329	2,677
*Immucor Inc.	90,824	2,629
*ICOS Corp.	122,087	2,585
*Ventana Medical Systems, Inc.	63,677	2,562
Invacare Corp.	57,669	2,558
*American Medical Systems Holdings, Inc.	122,373	2,527
*Alkermes, Inc.	181,689	2,402
*Kos Pharmaceuticals, Inc.	36,175	2,369
*NeighborCare Inc.	71,134	2,360
*Martek Biosciences Corp.	59,601	2,262
*PAR Pharmaceutical Cos. Inc.	68,191	2,169
*The Medicines Co.	92,115	2,155
*Psychiatric Solutions, Inc.	44,038	2,145
*Haemonetics Corp.	52,150	2,119
Diagnostic Products Corp.	44,118	2,088

Small-Cap Growth Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Vicuron Pharmaceuticals Inc.	74,811	2,087
*United Therapeutics Corp.	43,051	2,075
*Vertex Pharmaceuticals, Inc.	122,147	2,057
*Transkaryotic Therapies, Inc.	56,024	2,049
*Bio-Rad Laboratories, Inc. Class A	33,838	2,004
PolyMedica Corp.	55,920	1,994
*CV Therapeutics, Inc.	87,218	1,955
*Eon Labs, Inc.	62,669	1,920
*Priority Healthcare Corp. Class B	74,359	1,886
*Sunrise Senior Living, Inc.	34,922	1,885
*Nabi Biopharmaceuticals	117,606	1,791
*Human Genome Sciences, Inc.	154,029	1,784
*Cyberonics, Inc.	40,963	1,777
*Laserscope	41,023	1,700
*Wellcare Group Inc.	47,537	1,688
*Biosite Inc.	30,583	1,682
*Hologic, Inc.	42,007	1,670
*AmSurg Corp.	59,124	1,637
*PSS World Medical, Inc.	130,525	1,625
*Advanced Neuromodulation Systems, Inc.	40,849	1,621
*Wright Medical Group, Inc.	57,482	1,535
*ArthroCare Corp.	43,654	1,525
*Kindred Healthcare, Inc.	37,511	1,486
LCA-Vision Inc.	30,526	1,479
*Kyphon Inc.	41,377	1,440
*LabOne, Inc.	34,757	1,384
*Cubist Pharmaceuticals, Inc.	103,086	1,358
*SurModics, Inc.	31,197	1,353
*SFBC International, Inc.	34,820	1,345
*Chattem, Inc.	31,996	1,325
*eResearch Technology, Inc.	98,179	1,315
*Serologicals Corp.	61,214	1,301
*Per-Se Technologies, Inc.	60,661	1,275
Arrow International, Inc.	39,863	1,272
*Connetics Corp.	71,610	1,263
*Molina Healthcare Inc.	27,960	1,238
*IDX Systems Corp.	40,046	1,207
*Thoratec Corp.	78,459	1,204
*Impax Laboratories, Inc.	76,586	1,202
*AtheroGenics, Inc.	75,062	1,199
*Bone Care International, Inc.	36,170	1,193
*Salix Pharmaceuticals, Ltd.	65,696	1,160
*Eclipsys Corp.	80,684	1,135
*Pharmion Corp.	47,754	1,108
*Onyx Pharmaceuticals, Inc.	46,339	1,107
*Integra LifeSciences Holdings	37,794	1,104
*Genesis Healthcare Corp.	23,731	1,098
*First Horizon Pharmaceutical Corp.	57,221	1,089
*Telik, Inc.	66,478	1,081
*Exelixis, Inc.	143,537	1,066
*PAREXEL International Corp.	52,852	1,049
*Applera Corp.-Celera Genomics Group	95,558	1,048
*Wilson Greatbatch Technologies, Inc.	43,304	1,035
*Ligand Pharmaceuticals Inc. Class B	148,621	1,033

Small-Cap Growth Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Magellan Health Services, Inc.	28,179	995
*Foxhollow Technologies Inc.	25,486	975
*BioMarin Pharmaceutical Inc.	129,677	971
*SonoSite, Inc.	29,953	930
*PRA International	33,784	905
*Allscripts Healthcare Solutions, Inc.	54,184	900
*K-V Pharmaceutical Co. Class A	53,710	900
*Digene Corp.	32,341	895
*Medarex, Inc.	106,629	888
*NPS Pharmaceuticals Inc.	78,204	888
*RehabCare Group, Inc.	32,916	880
*Inverness Medical Innovations, Inc.	31,479	858
*OraSure Technologies, Inc.	85,316	852
*Alexion Pharmaceuticals, Inc.	36,203	834
*Gentiva Health Services, Inc.	46,116	824
*Noven Pharmaceuticals, Inc.	47,073	823
*Encysive Pharmaceuticals, Inc.	75,479	816
*ICU Medical, Inc.	24,760	797
*Merit Medical Systems, Inc.	50,741	782
Quality Systems, Inc.	15,585	738
*InterMune Inc.	54,829	715
*Abgenix, Inc.	80,653	692
*Incyte Corp.	96,776	692
*Adolor Corp.	74,582	690
*Conor Medsystems, Inc.	43,174	663
*Keryx Biopharmaceuticals, Inc.	50,199	663
*Molecular Devices Corp.	29,911	647
*Myriad Genetics, Inc.	40,232	630
*Align Technology, Inc.	85,157	628
*Kensey Nash Corp.	20,722	627
*Idenix Pharmaceuticals Inc.	28,874	626
*Tanox, Inc.	52,867	620
*Regeneron Pharmaceuticals, Inc.	73,015	613
*VistaCare, Inc.	32,527	601
*DJ Orthopedics Inc.	21,486	589
*Enzon Pharmaceuticals, Inc.	88,353	573
*Symbion, Inc.	23,262	555
National Healthcare Corp.	15,286	540
*Zymogenetics, Inc.	29,880	526
*Enzo Biochem, Inc.	27,742	497
*Zoll Medical Corp.	19,293	491
*Discovery Laboratories, Inc.	66,524	485
*Eyetech Pharmaceuticals Inc.	37,758	477
*ImmunoGen, Inc.	82,344	477
*Lexicon Genetics Inc.	95,878	474
*ARIAD Pharmaceuticals, Inc.	69,239	461
*Inspire Pharmaceuticals, Inc.	53,814	453
*Symmetry Medical Inc.	19,204	452
*Isis Pharmaceuticals, Inc.	109,883	430
Young Innovations, Inc.	10,853	405
*NitroMed, Inc.	19,375	377
*New River Pharmaceuticals Inc.	12,544	377
*NeoPharm, Inc.	37,599	376
*Odyssey Healthcare, Inc.	25,952	374

Small-Cap Growth Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*IntraLase Corp.	18,625	365
*K-V Pharmaceutical Co. Class B	21,062	354
*CorVel Corp.	13,402	337
*Trimeris, Inc.	33,091	330
*Cell Therapeutics, Inc.	121,294	329
*Bruker BioSciences Corp.	80,475	321
*Alliance Imaging, Inc.	29,026	304
*Dendreon Corp.	56,391	295
*Conceptus, Inc.	51,493	291
*Diversa Corp.	52,126	272
*Barrier Therapeutics Inc.	31,330	248
*deCODE genetics, Inc.	26,259	247
*Geron Corp.	28,947	224
*Antigenics, Inc.	35,687	193
Vital Signs, Inc.	4,390	190
*Cell Genesys, Inc.	30,796	165
*Maxygen Inc.	23,132	159
*Specialty Laboratories, Inc.	18,467	155
*GTx, Inc.	12,476	124
*MannKind Corp.	6,592	66

		328,284

Integrated Oils (0.2%)
*KCS Energy, Inc.	98,879	1,718
*Delta Petroleum Corp.	49,349	697

		2,415

Other Energy (7.4%)
*Grant Prideco, Inc.	249,537	6,600
Massey Energy Co.	153,593	5,794
*Plains Exploration & Production Co.	147,932	5,256
Helmerich & Payne, Inc.	102,554	4,812
Range Resources Corp.	172,850	4,650
*Denbury Resources, Inc.	113,843	4,528
*FMC Technologies Inc.	131,169	4,193
*Cal Dive International, Inc.	73,675	3,858
*Calpine Corp.	1,078,682	3,668
*Quicksilver Resources, Inc.	55,540	3,551
*Unit Corp.	78,486	3,454
St. Mary Land & Exploration Co.	115,623	3,351
*Todco	122,638	3,148
Frontier Oil Corp.	103,431	3,036
*Cheniere Energy, Inc.	97,590	3,035
*Grey Wolf, Inc.	362,183	2,684
*Superior Energy Services, Inc.	138,846	2,471
*Encore Acquisition Co.	55,835	2,289
*Comstock Resources, Inc.	81,963	2,073
*Bill Barrett Corp.	69,855	2,066
*SEACOR Holdings Inc.	31,380	2,018
*Oceaneering International, Inc.	51,646	1,996
*Hydrill Co.	36,442	1,981
CARBO Ceramics Inc.	24,261	1,916

Small-Cap Growth Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Holly Corp.	40,962	1,912
Berry Petroleum Class A	36,127	1,910
*Atwood Oceanics, Inc.	27,640	1,702
*Energy Partners, Ltd.	63,566	1,666
Penn Virginia Corp.	37,172	1,660
*Remington Oil & Gas Corp.	44,930	1,604
Foundation Coal Holdings, Inc.	58,619	1,521
*TETRA Technologies, Inc.	45,278	1,442
*Global Industries Ltd.	168,646	1,433
*Core Laboratories NV	52,321	1,403
*KFX, Inc.	97,308	1,391
*W-H Energy Services, Inc.	55,767	1,390
*Oil States International, Inc.	55,050	1,386
*Parker Drilling Co.	191,126	1,340
*Newpark Resources, Inc.	168,809	1,266
Resource America, Inc.	31,920	1,230
Cabot Oil & Gas Corp.	34,992	1,214
*Pioneer Drilling Company	72,457	1,106
*Petroleum Development Corp.	33,373	1,063
*Input/Output, Inc.	142,594	895
*Hanover Compressor Co.	70,181	808
*Whiting Petroleum Corp.	20,874	758
*Spinnaker Exploration Co.	19,001	674
*Syntroleum Corp.	64,411	661
*Plug Power, Inc.	95,998	658
*Veritas DGC Inc.	23,563	654
*Global Power Equipment Group Inc.	70,081	557
*Hornbeck Offshore Services, Inc.	18,867	511
*FuelCell Energy, Inc.	43,564	445
*Endeavor International Corp.	113,112	411
*Dril-Quip, Inc.	13,996	406
*ATP Oil & Gas Corp.	16,162	378
*Warren Resources Inc.	32,252	337
Ormat Technologies Inc.	15,976	305
Crosstex Energy, Inc.	6,128	296
RPC Inc.	15,168	257
*Atlas America, Inc.	5,385	200

		119,278

Materials & Processing (4.3%)
*Crown Holdings, Inc.	333,945	4,752
Forest City Enterprise Class A	63,519	4,510
*Scotts Miracle-Gro Co.	47,069	3,352
Crompton Corp.	231,714	3,279
Florida Rock Industries, Inc.	42,807	3,140
*Armor Holdings, Inc.	63,572	2,518
Simpson Manufacturing Co.	77,036	2,353
Airgas, Inc.	88,794	2,191
*Nalco Holding Co.	99,878	1,961
*Quanta Services, Inc.	207,909	1,830
Allegheny Technologies Inc.	81,773	1,804
*Coeur d'Alene Mines Corp.	484,542	1,759
*Hexcel Corp.	103,483	1,751

Small-Cap Growth Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Symyx Technologies, Inc.	61,719	1,726
*Cabot Microelectronics Corp.	49,704	1,441
Brookfield Homes Corp.	31,220	1,424
*RTI International Metals, Inc.	43,677	1,372
*Rogers Corp.	33,693	1,366
*Maverick Tube Corp.	42,893	1,278
*NS Group Inc.	39,236	1,276
*Ceradyne, Inc.	46,238	1,113
*Hecla Mining Co.	237,497	1,083
*W.R. Grace & Co.	132,724	1,034
ElkCorp	36,199	1,033
*Tejon Ranch Co.	19,634	1,011
*Mobile Mini, Inc.	28,160	971
*Dycom Industries, Inc.	48,853	968
UAP Holding Corp.	55,700	925
*Titanium Metals Corp.	16,007	909
*Insituform Technologies Inc. Class A	53,703	861
MacDermid, Inc.	27,416	854
*Beacon Roofing Supply, Inc.	31,770	836
AMCOL International Corp.	44,387	834
Steel Dynamics, Inc.	29,768	781
*Apex Silver Mines Ltd.	56,020	770
*Aleris International Inc	32,511	733
Royal Gold, Inc.	35,829	721
Schnitzer Steel Industries, Inc. Class A	29,317	695
*Graphic Packaging Corp.	180,606	659
Westlake Chemical Corp.	26,082	639
*Interline Brands, Inc.	32,158	637
*Trammell Crow Co.	23,339	566
Deltic Timber Corp.	13,437	511
*Energy Conversion Devices, Inc.	22,639	507
*Trex Co., Inc.	19,305	496
*DHB Industries, Inc.	57,753	488
*NCI Building Systems, Inc.	14,520	476
Silgan Holdings, Inc.	8,368	471
*HouseValues, Inc.	25,187	455
Apogee Enterprises, Inc.	26,193	403
*Interface, Inc.	45,677	368
Gibraltar Industries Inc.	17,767	329
*Infrasource Services Inc.	31,562	329
Tredegar Corp.	19,018	297
*Avatar Holding, Inc.	5,316	267
*Encore Wire Corp.	21,274	247
*Gold Kist Inc.	10,740	232
*AAON, Inc.	4,389	78

		69,670

Producer Durables (7.9%)
Roper Industries Inc.	85,146	6,077
Ametek, Inc.	138,382	5,791
Joy Global Inc.	162,103	5,445
Ryland Group, Inc.	62,485	4,741
Donaldson Co., Inc.	151,212	4,586

Small-Cap Growth Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Graco, Inc.	132,421	4,512
Herman Miller, Inc.	141,154	4,353
*Hovnanian Enterprises Inc. Class A	65,845	4,293
*Mettler-Toledo International Inc.	87,428	4,072
Cummins Inc.	51,773	3,863
*Meritage Corp.	45,984	3,656
Plantronics, Inc.	99,065	3,602
*Polycom, Inc.	197,910	2,951
Engineered Support Systems, Inc.	81,184	2,909
*Headwaters Inc.	80,835	2,779
MDC Holdings, Inc.	32,750	2,694
*Actuant Corp.	54,291	2,603
*ESCO Technologies Inc.	25,402	2,561
*CUNO Inc.	34,683	2,478
Mine Safety Appliances Co.	52,569	2,429
The Manitowoc Co., Inc.	56,642	2,323
*Itron, Inc.	46,893	2,095
*Interdigital Communications Corp.	110,761	1,938
*Dionex Corp.	41,950	1,829
JLG Industries, Inc.	65,327	1,795
HNI Corp.	34,944	1,787
*Thomas & Betts Corp.	59,449	1,679
*Photronics Inc.	69,747	1,628
*SBA Communications Corp.	117,698	1,589
Bucyrus International, Inc.	40,406	1,535
*Champion Enterprises, Inc.	146,104	1,452
Steelcase Inc.	103,610	1,435
Cognex Corp.	54,387	1,424
*Varian Semiconductor Equipment Associates, Inc.	36,754	1,360
*Teledyne Technologies, Inc.	40,814	1,330
*Credence Systems Corp.	137,702	1,246
*Blount International, Inc.	72,846	1,216
*ATMI, Inc.	40,996	1,189
*FEI Co.	50,350	1,148
*Orbital Sciences Corp.	111,918	1,108
*Taser International Inc.	104,769	1,052
*Cymer, Inc.	37,212	981
*Imagistics International Inc.	32,718	916
*BE Aerospace, Inc.	56,533	884
*William Lyon Homes, Inc.	8,978	871
*Sonic Solutions, Inc.	46,461	864
*Ultratech, Inc.	45,385	831
*Kulicke & Soffa Industries, Inc.	103,638	820
Franklin Electric, Inc.	20,214	781
*Applied Films Corp.	29,792	763
*Presstek, Inc.	66,496	753
*A.S.V., Inc.	18,477	749
*Photon Dynamics, Inc.	34,122	703
United Industrial Corp.	18,325	655
*MTC Technologies, Inc.	17,172	632
*Mattson Technology, Inc.	88,119	631
*Littelfuse, Inc.	22,559	628
Vicor Corp.	42,509	578
*Power-One, Inc.	87,922	555

Small-Cap Growth Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*TurboChef Technologies, Inc.	30,213	541
Lindsay Manufacturing Co.	22,620	533
Knoll, Inc.	29,009	496
*Brooks Automation, Inc.	31,727	471
*General Cable Corp.	27,621	410
*Rudolph Technologies, Inc.	27,131	389
*Palm Harbor Homes, Inc.	20,471	385
*Astec Industries, Inc.	16,088	373
*Advanced Energy Industries, Inc.	46,209	363
*LTX Corp.	61,182	303
*Argon ST, Inc.	8,065	286
*Metrologic Instruments, Inc.	21,987	276
Keithley Instruments Inc.	14,339	221
*Asyst Technologies, Inc.	47,999	214

		127,409

Technology (16.1%)
*SpectraSite, Inc.	98,546	7,335
*Macromedia, Inc.	148,615	5,680
*Western Digital Corp.	421,337	5,654
PerkinElmer, Inc.	245,739	4,644
*FLIR Systems, Inc.	138,127	4,122
*Trimble Navigation Ltd.	104,704	4,080
*MEMC Electronic Materials, Inc.	252,462	3,981
*Cree, Inc.	154,563	3,937
*The Titan Corp.	171,051	3,890
*CACI International, Inc.	60,461	3,819
*F5 Networks, Inc.	74,033	3,497
*Parametric Technology Corp.	546,141	3,484
*Avid Technology, Inc.	65,166	3,472
Acxiom Corp.	164,480	3,434
*PMC Sierra Inc.	359,819	3,356
*MICROS Systems, Inc.	74,777	3,346
*Hyperion Solutions Corp.	80,747	3,249
*Emulex Corp.	167,299	3,055
*Integrated Circuit Systems, Inc.	147,478	3,044
*Anteon International Corp.	65,677	2,996
*Akamai Technologies, Inc.	225,648	2,963
*Avocent Corp.	100,606	2,630
*Maxtor Corp.	504,815	2,625
*Salesforce.com, Inc.	127,124	2,604
*TIBCO Software Inc.	391,258	2,559
*Semtech Corp.	149,218	2,484
*Rambus Inc.	179,518	2,402
*Wind River Systems Inc.	150,344	2,357
*Sonus Networks, Inc.	473,968	2,266
*Websense, Inc.	47,005	2,259
*Openwave Systems Inc.	137,074	2,248
*ANSYS, Inc.	63,145	2,242
*Coherent, Inc.	61,852	2,227
*Progress Software Corp.	73,654	2,221
*SRA International, Inc.	63,809	2,215
*Microsemi Corp.	116,888	2,197

Small-Cap Growth Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Intergraph Corp.	63,160	2,176
*Digital River, Inc.	68,078	2,161
*Macrovision Corp.	95,195	2,146
*Foundry Networks, Inc.	248,485	2,144
*FileNET Corp.	83,259	2,093
*Brocade Communications Systems, Inc.	539,208	2,092
*Silicon Laboratories Inc.	79,546	2,085
*Atmel Corp.	867,362	2,056
*RF Micro Devices, Inc.	377,463	2,050
*Digitas Inc.	174,636	1,993
*Tessera Technologies, Inc.	58,925	1,969
*Transaction Systems Architects, Inc.	76,864	1,893
*Tekelec	109,617	1,842
*WebEx Communications, Inc.	67,686	1,788
*ADC Telecommunications, Inc.	81,653	1,778
*Varian, Inc.	45,969	1,737
*Intermagnetics General Corp.	56,423	1,736
*Internet Security Systems, Inc.	83,145	1,687
ADTRAN Inc.	65,434	1,622
*Cypress Semiconductor Corp.	126,599	1,594
*Applied Micro Circuits Corp.	620,128	1,588
*OmniVision Technologies, Inc.	114,407	1,555
*FormFactor Inc.	58,167	1,537
*Silicon Image, Inc.	147,053	1,509
*Informatica Corp.	174,847	1,467
*Keane, Inc.	106,253	1,456
*Quest Software, Inc.	105,281	1,435
*j2 Global Communications, Inc.	40,253	1,386
*MicroStrategy Inc.	25,933	1,375
*Equinix, Inc.	31,540	1,367
*Comtech Telecommunications Corp.	41,289	1,347
*Power Integrations, Inc.	62,392	1,346
*DSP Group Inc.	56,301	1,344
*SiRF Technology Holdings, Inc.	75,562	1,336
*UNOVA, Inc.	49,175	1,310
*Sapient Corp.	162,640	1,290
*Aeroflex, Inc.	150,667	1,266
*Exar Corp.	84,451	1,257
*NetIQ Corp.	110,669	1,256
*Genesis Microchip Inc.	67,430	1,245
*Ixia	62,937	1,223
*Epicor Software Corp.	92,437	1,220
*RealNetworks, Inc.	240,049	1,193
*Mercury Computer Systems, Inc.	42,513	1,164
*Manhattan Associates, Inc.	60,407	1,160
Talx Corp.	39,657	1,146
*Perot Systems Corp.	79,462	1,130
*Dendrite International, Inc.	81,092	1,119
SS&C Technologies, Inc.	34,961	1,108
*ScanSource, Inc.	25,391	1,090
*ManTech International Corp.	35,018	1,087
*Synaptics Inc.	50,407	1,077
*SERENA Software, Inc.	55,682	1,075
*Micrel, Inc.	88,393	1,018

Small-Cap Growth Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*3Com Corp.	267,719	974
EDO Corp.	32,239	964
*Extreme Networks, Inc.	231,534	949
*The TriZetto Group, Inc.	67,501	946
*Packeteer, Inc.	66,771	941
*ViaSat, Inc.	45,797	931
*Advanced Digital Information Corp.	121,653	925
*II-VI, Inc.	49,712	914
*Cirrus Logic, Inc.	171,384	910
*Identix, Inc.	178,254	897
*Benchmark Electronics, Inc.	29,070	884
*Aspect Communications Corp.	78,364	880
*SigmaTel Inc.	49,594	851
*Verint Systems Inc.	25,427	818
*Skyworks Solutions, Inc.	110,183	812
*Secure Computing Corp.	71,620	779
Inter-Tel, Inc.	41,746	777
*Pinnacle Systems, Inc.	140,348	772
*Kanbay International Inc.	32,962	762
*Lexar Media, Inc.	151,289	743
*Gateway, Inc.	224,891	742
*UTStarcom, Inc.	97,837	733
*Pixelworks, Inc.	85,104	730
*ScanSoft, Inc.	192,803	729
*Kopin Corp.	140,535	717
*ON Semiconductor Corp.	153,747	707
*Harmonic, Inc.	145,297	702
*Novatel Wireless, Inc.	54,700	682
*AMIS Holdings Inc.	50,235	670
*Agile Software Corp.	106,358	670
*SonicWALL, Inc.	122,327	659
*Westell Technologies, Inc.	108,543	649
*CSG Systems International, Inc.	34,061	646
*InterVoice, Inc.	74,701	645
BEI Technologies, Inc.	24,011	641
*Jupitermedia Corp.	36,635	628
*Blue Coat Systems, Inc.	20,867	624
*Amkor Technology, Inc.	137,975	621
*IXYS Corp.	43,590	618
Daktronics, Inc.	30,746	615
*Lionbridge Technologies, Inc.	89,467	607
*Entrust, Inc.	125,960	603
*Altiris, Inc.	40,782	599
*Interwoven Inc.	78,730	593
*Open Solutions Inc.	29,183	593
*Vignette Corp.	52,648	592
*Opsware, Inc.	115,526	591
*Vitesse Semiconductor Corp.	282,690	591
*Excel Technology, Inc.	24,310	591
*SafeNet, Inc.	17,026	580
*NETGEAR, Inc.	31,139	579
*webMethods, Inc.	102,137	572
*Audible, Inc.	32,641	567
*Cogent Communications Group, Inc.	85,264	566

Small-Cap Growth Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*TTM Technologies, Inc.	74,349	566
*Concur Technologies, Inc.	53,407	562
*Tyler Technologies, Inc.	70,684	534
*MatrixOne, Inc.	103,162	516
*EPIQ Systems, Inc.	30,402	497
*OSI Systems Inc.	31,198	493
*Universal Display Corp.	47,728	491
*InPhonic, Inc.	31,641	487
*OpenTV Corp.	166,189	455
*Ciber, Inc.	56,697	452
*Ditech Communications Corp.	69,378	450
*Komag, Inc.	15,656	444
*Standard Microsystem Corp.	18,771	439
*PDF Solutions, Inc.	33,316	437
*Ionatron Inc.	49,944	429
*Pericom Semiconductor Corp.	50,865	414
*ActivCard Corp.	88,245	403
*SupportSoft, Inc.	77,285	401
*SeeBeyond Technology Corp.	94,811	396
*Gartner, Inc. Class A	36,896	392
*PortalPlayer Inc.	18,607	387
*Ariba, Inc.	66,456	385
*KEMET Corp.	60,968	384
*Finisar Corp.	364,972	383
*SeaChange International, Inc.	53,715	377
*Silicon Graphics, Inc.	529,394	376
*Magma Design Automation, Inc.	43,629	365
*Silicon Storage Technology, Inc.	88,135	355
*Lattice Semiconductor Corp.	79,144	351
*Motive, Inc.	33,549	333
*Micromuse Inc.	55,765	316
*Broadwing Corp.	68,185	315
*Blackboard Inc.	13,027	312
*FalconStor Software, Inc.	47,396	309
*Multi-Fineline Electronix, Inc.	16,637	306
*Virage Logic Corp.	28,564	294
Blackbaud, Inc.	21,560	291
*Ulticom, Inc.	26,101	277
Syntel, Inc.	16,386	263
*Ness Technologies Inc.	24,082	256
*Mindspeed Technologies, Inc.	205,169	250
*Atheros Communications	28,476	230
*Lawson Software Inc.	41,913	216
*SPSS, Inc.	11,068	213
QAD Inc.	27,058	208
*Echelon Corp.	28,965	199
*@ Road, Inc.	72,409	193
*Integrated Silicon Solution, Inc.	25,987	193
*E.piphany Inc.	53,991	188
*RightNow Technologies Inc.	14,592	175

Small-Cap Growth Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*iGATE Corp.	48,545	174
*Arbinet Holdings, Inc.	24,332	163
*ESS Technology, Inc.	25,182	106
*Oplink Communications, Inc.	57,383	98

		258,278

Utilities (3.0%)
*NII Holdings Inc.	133,997	8,568
*Western Wireless Corp. Class A	179,013	7,572
*Southwestern Energy Co.	146,383	6,877
*Alamosa Holdings, Inc.	206,202	2,866
Aqua America, Inc.	95,647	2,845
*Level 3 Communications, Inc.	1,321,091	2,682
Western Gas Resources, Inc.	72,729	2,538
*Allegheny Energy, Inc.	97,078	2,448
*Cincinnati Bell Inc.	493,652	2,123
*Premiere Global Services, Inc.	135,731	1,532
*IDT Corp. Class B	103,286	1,359
Commonwealth Telephone Enterprises, Inc.	27,425	1,149
*UbiquiTel Inc.	140,274	1,145
*Dobson Communications Corp.	229,605	978
*Mediacom Communications Corp.	126,517	869
*Centennial Communications Corp. Class A	52,263	725
*General Communication, Inc.	57,097	564
*IDT Corp.	35,941	476
*Intrado Inc.	31,633	473
*Time Warner Telecom Inc.	50,195	297

		48,086

Other (0.4%)
Walter Industries, Inc.	73,232	2,944
*McDermott International, Inc.	121,277	2,547
*GenCorp, Inc.	60,629	1,168

		6,659

TOTAL COMMON STOCKS
(Cost $1,320,202)		1,608,986

Small-Cap Growth Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

TEMPORARY CASH INVESTMENT (4.3%)

Vanguard Market Liquidity Fund, 3.139%**
(Cost $69,038)	69,037,725	69,038

TOTAL INVESTMENTS (104.4%)
(Cost $1,389,240)		1,678,024

OTHER ASSETS AND LIABILITIES—NET (-4.4%)		(69,968)

NET ASSETS (100%)		$1,608,056

*	Non-income-producing security.
**	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Small-Cap Value Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

COMMON STOCKS (99.8%)(1)

Auto & Transportation (4.0%)
*Yellow Roadway Corp.	266,950	13,561
BorgWarner, Inc.	245,775	13,191
*Laidlaw International Inc.	455,184	10,970
Alexander & Baldwin, Inc.	167,936	7,784
OMI Corp.	395,848	7,525
Overseas Shipholding Group Inc.	120,823	7,207
*Kansas City Southern	285,409	5,760
Cooper Tire & Rubber Co.	294,952	5,477
Overnite Corp.	122,446	5,263
ArvinMeritor, Inc.	275,763	4,906
Tidewater Inc.	125,077	4,768
American Axle & Manufacturing Holdings, Inc.	184,462	4,661
Modine Manufacturing Co.	136,923	4,458
Skywest, Inc.	238,531	4,336
*Aviall Inc.	122,218	3,861
*Offshore Logistics, Inc.	96,811	3,179
Arkansas Best Corp.	99,596	3,168
*TBC Corp.	92,732	2,516
Superior Industries International, Inc.	99,018	2,347
Bandag, Inc.	49,457	2,277
Visteon Corp.	370,246	2,233
Monaco Coach Corp.	122,270	2,102
General Maritime Corp.	49,362	2,093
*RailAmerica, Inc.	162,043	1,928
*Alaska Air Group, Inc.	56,392	1,678
Sea Containers Ltd. Class A	103,311	1,650
*Aftermarket Technology Corp.	88,582	1,544
Wabtec Corp.	66,875	1,436
*Continental Airlines, Inc. Class B	101,731	1,351
Wabash National Corp.	46,580	1,129
*Hayes Lemmerz International, Inc.	157,113	1,119
Sauer-Danfoss, Inc.	52,084	926
*Fleetwood Enterprises, Inc.	85,735	870
*Covenant Transport, Inc.	43,407	573
*Stoneridge, Inc.	75,762	500
*Commercial Vehicle Group Inc.	27,302	485
*Mesa Air Group Inc.	65,676	441
Bandag, Inc. Class A	2,889	117

		139,390

Consumer Discretionary (12.6%)
Service Corp. International	1,445,416	11,592
*BJ's Wholesale Club, Inc.	304,202	9,884
*Tech Data Corp.	255,321	9,347
*Saks Inc.	489,324	9,282
OfficeMax, Inc.	309,027	9,200
*Convergys Corp.	619,846	8,814
Snap-On Inc.	252,676	8,667
Borders Group, Inc.	328,572	8,316
Adesa, Inc.	380,742	8,289

Small-Cap Value Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

American Greetings Corp. Class A	283,389	7,510
*AnnTaylor Stores Corp.	308,990	7,502
*United Stationers, Inc.	144,644	7,102
Reader's Digest Association, Inc.	413,765	6,827
Dillard's Inc.	290,770	6,810
Lee Enterprises, Inc.	166,919	6,692
Wolverine World Wide, Inc.	250,877	6,024
*PHH Corp.	230,422	5,926
Media General, Inc. Class A	91,320	5,914
IKON Office Solutions, Inc.	614,864	5,847
*Scholastic Corp.	151,053	5,823
*Payless ShoeSource, Inc.	298,127	5,724
*Tommy Hilfiger Corp.	401,197	5,520
Maytag Corp.	347,562	5,443
Tupperware Corp.	230,806	5,394
*Aztar Corp.	152,119	5,210
Ethan Allen Interiors, Inc.	149,446	5,008
Banta Corp.	109,211	4,954
*Charming Shoppes, Inc.	520,747	4,859
Furniture Brands International Inc.	220,836	4,772
*Linens 'n Things, Inc.	197,529	4,674
Callaway Golf Co.	300,189	4,632
*School Specialty, Inc.	99,295	4,617
The Brink's Co.	124,112	4,468
Chemed Corp.	109,051	4,458
*MPS Group, Inc.	448,427	4,224
*Dollar Thrifty Automotive Group, Inc.	109,422	4,156
CBRL Group, Inc.	105,324	4,093
Orient-Express Hotel Ltd.	125,173	3,964
Phillips-Van Heusen Corp.	119,023	3,891
Burlington Coat Factory Warehouse Corp.	87,816	3,744
Bob Evans Farms, Inc.	154,628	3,606
ABM Industries Inc.	183,388	3,576
*The Sports Authority, Inc.	107,476	3,418
IHOP Corp.	78,522	3,407
Catalina Marketing Corp.	133,781	3,399
La-Z-Boy Inc.	228,270	3,326
*CSK Auto Corp.	196,925	3,285
*Big Lots Inc.	246,605	3,265
Kellwood Co.	120,918	3,253
*Helen of Troy Ltd.	123,785	3,152
*ShopKo Stores, Inc.	129,301	3,143
The Pep Boys (Manny, Moe & Jack)	228,370	3,092
*Korn/Ferry International	172,855	3,068
*Jack in the Box Inc.	79,592	3,018
Landry's Restaurants, Inc.	98,554	2,965
Brown Shoe Co., Inc.	75,515	2,956
Stewart Enterprises, Inc. Class A	441,735	2,889
*Cumulus Media Inc.	239,651	2,823
Hollinger International, Inc.	279,646	2,799
Cato Corp. Class A	133,056	2,748
Viad Corp.	96,908	2,746
United Auto Group, Inc.	91,591	2,729
Sonic Automotive, Inc.	128,219	2,726

Small-Cap Value Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Liberty Corp.	74,009	2,724
Pier 1 Imports Inc.	188,863	2,680
*Elizabeth Arden, Inc.	112,432	2,630
*Ryan's Restaurant Group, Inc.	183,366	2,569
*Alderwoods Group, Inc.	175,007	2,515
Amerco, Inc.	46,618	2,496
Speedway Motorsports, Inc.	66,990	2,449
Lone Star Steakhouse & Saloon, Inc.	80,406	2,445
Kelly Services, Inc. Class A	84,234	2,412
Russell Corp.	114,238	2,336
*K2 Inc.	183,967	2,333
Finish Line, Inc.	121,058	2,290
Blyth, Inc.	81,438	2,284
*Jo-Ann Stores, Inc.	84,786	2,238
The Stride Rite Corp.	159,227	2,196
*Consolidated Graphics, Inc.	53,810	2,194
*Group 1 Automotive, Inc.	91,047	2,189
Bowne & Co., Inc.	149,133	2,156
*JAKKS Pacific, Inc.	109,162	2,097
*Journal Register Co.	119,540	2,093
Domino's Pizza, Inc.	90,944	2,024
Journal Communications, Inc.	119,975	2,016
Movie Gallery, Inc.	74,934	1,981
The Marcus Corp.	92,250	1,958
*FTI Consulting, Inc.	93,133	1,946
Lithia Motors, Inc.	66,323	1,913
Triarc Cos., Inc. Class B	128,516	1,910
*Six Flags, Inc.	406,816	1,892
*Vail Resorts Inc.	65,641	1,845
*Spherion Corp.	267,236	1,764
*Brightpoint, Inc.	78,410	1,740
*Stage Stores, Inc.	39,611	1,727
The Topps Co., Inc.	168,336	1,688
*Tetra Tech, Inc.	123,465	1,670
*O'Charley's Inc.	93,592	1,653
*Lin TV Corp.	117,308	1,629
The Buckle, Inc.	36,640	1,625
Courier Corp.	42,215	1,621
Handleman Co.	95,524	1,577
Churchill Downs, Inc.	36,346	1,544
Kenneth Cole Productions, Inc.	48,334	1,504
Gray Television, Inc.	122,945	1,483
Movado Group, Inc.	74,596	1,408
*SOURCECORP, Inc.	68,733	1,362
Jackson Hewitt Tax Service Inc.	57,619	1,362
Oxford Industries, Inc.	31,236	1,345
*Fisher Communications, Inc.	26,475	1,252
*Cross Country Healthcare, Inc.	73,469	1,249
CDI Corp.	55,766	1,222
Central Parking Corp.	88,349	1,215
Haverty Furniture Cos., Inc.	79,796	1,179
Lawson Products, Inc.	28,582	1,110
*4Kids Entertainment Inc.	55,680	1,107
*Krispy Kreme Doughnuts, Inc.	157,353	1,095

Small-Cap Value Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Century Business Services, Inc.	267,791	1,085
*Sirva Inc.	125,813	1,071
*RC2 Corp.	26,573	998
Pre-Paid Legal Services, Inc.	21,937	979
*Steven Madden, Ltd.	54,175	962
Libbey, Inc.	60,327	954
World Wrestling Entertainment, Inc.	82,193	939
*Asbury Automotive Group, Inc.	57,435	885
*Volt Information Sciences Inc.	37,167	882
Clark, Inc.	56,408	808
*Midway Games Inc.	72,010	789
Sturm, Ruger & Co., Inc.	93,967	787
*Insight Communications Co., Inc.	70,324	777
*Papa John's International, Inc.	19,128	765
*West Marine, Inc.	41,612	752
Startek, Inc.	45,106	741
*The Gymboree Corp.	47,145	644
Action Performance Cos., Inc.	72,899	643
Russ Berrie and Co., Inc.	50,004	641
AFC Enterprises, Inc.	45,955	606
*Martha Stewart Living Omnimedia, Inc.	20,720	605
*Hudson Highland Group, Inc.	36,536	570
Dover Downs Gaming & Entertainment, Inc.	41,920	556
*Pegasus Solutions Inc.	47,770	533
*Regent Communications, Inc.	78,089	458
Deb Shops, Inc.	9,040	262
*Sharper Image Corp.	19,676	250
*First Advantage Corp. Class A	10,471	244
*Atari, Inc.	64,188	178
*Miva Inc.	32,902	153
Blair Corp.	2,030	80
*The Boyds Collection, Ltd.	12,279	22
Triarc Cos., Inc. Class A	1,204	19
*Gartner, Inc. Class B	379	4

		442,146

Consumer Staples (1.6%)
*Del Monte Foods Co.	922,575	9,936
Longs Drug Stores, Inc.	123,725	5,326
Ralcorp Holdings, Inc.	128,933	5,306
Chiquita Brands International, Inc.	178,842	4,911
Universal Corp. (VA)	112,081	4,907
Sensient Technologies Corp.	195,511	4,029
Ruddick Corp.	154,597	3,947
*Hain Celestial Group, Inc.	135,834	2,649
Alliance One International, Inc.	338,430	2,034
Schweitzer-Mauduit International, Inc.	61,604	1,918
American Italian Pasta Co.	79,415	1,669
Weis Markets, Inc.	41,401	1,606
Lance, Inc.	90,848	1,563
Tootsie Roll Industries, Inc.	47,009	1,375
Vector Group Ltd.	73,354	1,362
*The Great Atlantic & Pacific Tea Co., Inc.	38,027	1,107

Small-Cap Value Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Farmer Brothers, Inc.	34,931	778
Ingles Markets, Inc.	51,394	708
Sanderson Farms, Inc.	13,840	629
Coca-Cola Bottling Co.	8,792	444
Arden Group Inc. Class A	3,805	302

		56,506

Financial Services (40.3%)
*AmeriCredit Corp.	664,780	16,952
American Capital Strategies, Ltd.	432,763	15,627
Mills Corp. REIT	239,847	14,580
*Conseco, Inc.	661,339	14,430
United Dominion Realty Trust REIT	597,828	14,378
Federal Realty Investment Trust REIT	228,081	13,457
First American Corp.	333,359	13,381
Colonial BancGroup, Inc.	601,534	13,270
Thornburg Mortgage, Inc. REIT	439,505	12,803
Camden Property Trust REIT	230,642	12,397
Bank of Hawaii Corp.	240,565	12,209
Ventas, Inc. REIT	404,948	12,229
Mack-Cali Realty Corp. REIT	266,395	12,068
Sky Financial Group, Inc.	420,922	11,862
Reckson Associates Realty Corp. REIT	352,437	11,824
Pan Pacific Retail Properties, Inc. REIT	177,244	11,765
Rayonier Inc. REIT	218,078	11,565
SL Green Realty Corp. REIT	178,896	11,539
CBL & Associates Properties, Inc. REIT	259,680	11,184
IndyMac Bancorp, Inc.	271,109	11,042
HRPT Properties Trust REIT	874,486	10,870
Webster Financial Corp.	232,646	10,862
Arden Realty Group, Inc. REIT	287,156	10,332
Ryder System, Inc.	280,532	10,267
New Century REIT, Inc.	190,618	9,807
Cullen/Frost Bankers, Inc.	204,531	9,746
StanCorp Financial Group, Inc.	124,322	9,521
Annaly Mortgage Management Inc. REIT	530,703	9,516
Shurgard Storage Centers, Inc. Class A REIT	203,052	9,332
BRE Properties Inc. Class A REIT	220,507	9,228
FirstMerit Corp.	350,525	9,152
CenterPoint Properties Corp. REIT	213,184	9,018
Deluxe Corp.	220,066	8,935
Washington Federal Inc.	378,830	8,910
The South Financial Group, Inc.	308,798	8,776
CarrAmerica Realty Corp. REIT	240,332	8,695
Realty Income Corp. REIT	347,133	8,692
*Allmerica Financial Corp.	233,643	8,666
Health Care Inc. REIT	229,211	8,639
American Financial Realty Trust REIT	561,076	8,629
Whitney Holdings Corp.	261,683	8,539
AmerUs Group Co.	172,369	8,282
Trizec Properties, Inc. REIT	399,114	8,210
*La Quinta Corp. REIT	879,362	8,204
Healthcare Realty Trust Inc. REIT	208,660	8,056

Small-Cap Value Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Montpelier Re Holdings Ltd.	230,253	7,962
Essex Property Trust, Inc. REIT	95,414	7,925
Colonial Properties Trust REIT	176,775	7,778
Crescent Real Estate, Inc. REIT	412,962	7,743
Westamerica Bancorporation	146,192	7,720
Capital Automotive REIT	199,775	7,625
Pennsylvania REIT	158,046	7,507
First Industrial Realty Trust REIT	186,780	7,453
People's Bank	246,043	7,440
Taubman Co. REIT	212,548	7,246
Brandywine Realty Trust REIT	234,304	7,181
First Niagara Financial Group, Inc.	488,867	7,128
BancorpSouth, Inc.	301,785	7,122
Hudson United Bancorp	196,551	7,095
Pacific Capital Bancorp	189,792	7,037
*Philadelphia Consolidated Holding Corp.	82,810	7,019
NewAlliance Bancshares, Inc.	499,494	7,018
Raymond James Financial, Inc.	244,730	6,914
Nationwide Health Properties, Inc. REIT	292,505	6,906
Prentiss Properties Trust REIT	186,910	6,811
First Midwest Bancorp, Inc.	192,592	6,773
Alexandria Real Estate Equities, Inc. REIT	91,446	6,717
IPC Holdings Ltd.	168,930	6,693
Downey Financial Corp.	91,411	6,691
Ohio Casualty Corp.	271,910	6,575
Westcorp, Inc.	124,785	6,541
Old National Bancorp	302,251	6,468
First BanCorp Puerto Rico	158,953	6,382
Reinsurance Group of America, Inc.	136,423	6,345
Commerce Group, Inc.	102,093	6,341
GATX Corp.	183,715	6,338
Trustmark Corp.	214,954	6,290
American Financial Group, Inc.	184,192	6,174
Impac Mortgage Holdings, Inc. REIT	325,262	6,066
Post Properties, Inc. REIT	166,876	6,026
Selective Insurance Group	121,604	6,025
Home Properties, Inc. REIT	139,329	5,994
Highwood Properties, Inc. REIT	199,649	5,942
Kilroy Realty Corp. REIT	124,909	5,932
Greater Bay Bancorp	223,171	5,885
*United Rentals, Inc.	289,263	5,846
Commercial Federal Corp.	171,698	5,783
Washington REIT	183,727	5,732
United Bankshares, Inc.	160,327	5,709
Platinum Underwriters Holdings, Ltd.	178,915	5,693
HCC Insurance Holdings, Inc.	148,588	5,627
Endurance Specialty Holdings Ltd.	147,790	5,589
MAF Bancorp, Inc.	131,044	5,587
Texas Regional Bancshares, Inc.	182,980	5,577
Gables Residential Trust REIT	128,307	5,547
American Home Mortgage Investment Corp. REIT	158,608	5,545
Park National Corp.	50,041	5,530
Chittenden Corp.	202,929	5,520
Assured Guaranty Ltd.	232,720	5,436

Small-Cap Value Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Newcastle Investment Corp. REIT	179,217	5,403
Maguire Properties, Inc. REIT	189,360	5,366
Delphi Financial Group, Inc.	121,485	5,364
Lexington Corporate Properties Trust REIT	212,260	5,160
Provident Financial Services Inc.	291,869	5,128
W Holding Co., Inc.	501,354	5,124
Senior Housing Properties Trust REIT	269,645	5,099
*ProAssurance Corp.	121,297	5,065
Susquehanna Bancshares, Inc.	203,629	5,007
Citizens Banking Corp.	160,991	4,865
Cousins Properties, Inc. REIT	164,290	4,860
Novastar Financial, Inc. REIT	122,187	4,784
The Phoenix Cos., Inc.	394,079	4,690
Entertainment Properties Trust REIT	100,641	4,629
Provident Bankshares Corp.	144,770	4,620
Redwood Trust, Inc. REIT	89,437	4,615
F.N.B. Corp.	233,548	4,589
Corporate Office Properties Trust, Inc. REIT	152,509	4,491
Inland Real Estate Corp. REIT	278,131	4,472
Commercial Net Lease Realty REIT	215,878	4,419
LandAmerica Financial Group, Inc.	73,855	4,385
Republic Bancorp, Inc.	292,621	4,383
Umpqua Holdings Corp.	183,642	4,323
Glimcher Realty Trust REIT	155,641	4,319
BioMed Realty Trust, Inc. REIT	178,093	4,248
TrustCo Bank NY	325,226	4,247
Central Pacific Financial Co.	118,376	4,214
UICI	140,165	4,173
Brookline Bancorp, Inc.	255,890	4,161
*First Federal Financial Corp.	68,621	4,090
Corus Bankshares Inc.	72,948	4,048
EastGroup Properties, Inc. REIT	95,719	4,031
BankAtlantic Bancorp, Inc. Class A	205,623	3,897
Alabama National BanCorporation	59,496	3,889
*Arch Capital Group Ltd.	83,972	3,783
Sunstone Hotel Investors, Inc.	155,851	3,781
MB Financial, Inc.	93,815	3,737
CRT Properties, Inc. REIT	136,723	3,733
Mid-America Apartment Communities, Inc. REIT	81,228	3,689
Equity One, Inc. REIT	160,075	3,634
*Knight Capital Group, Inc. Class A	473,247	3,606
Heritage Property Investment Trust REIT	102,571	3,592
S & T Bancorp, Inc.	98,553	3,558
First Commonwealth Financial Corp.	258,855	3,546
MCG Capital Corp.	207,090	3,537
Horace Mann Educators Corp.	187,319	3,525
Saxon Inc. REIT	205,987	3,516
AMLI Residential Properties Trust REIT	111,347	3,481
Hancock Holding Co.	99,454	3,421
RAIT Investment Trust REIT	111,886	3,351
Global Signal, Inc. REIT	88,737	3,341
First Republic Bank	94,380	3,334
Glacier Bancorp, Inc.	127,481	3,331
Harbor Florida Bancshares, Inc.	88,708	3,321

Small-Cap Value Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

First Citizens BancShares Class A	22,949	3,317
*Alleghany Corp.	11,141	3,309
Chemical Financial Corp.	98,995	3,278
NBT Bancorp, Inc.	136,902	3,236
Tanger Factory Outlet Centers, Inc. REIT	119,934	3,230
*FelCor Lodging Trust, Inc. REIT	222,348	3,220
National Penn Bancshares Inc.	128,310	3,205
PS Business Parks, Inc. REIT	71,745	3,189
Bank Mutual Corp.	286,251	3,166
Hilb, Rogal and Hamilton Co.	91,754	3,156
Infinity Property & Casualty Corp.	90,291	3,149
Sovran Self Storage, Inc. REIT	68,996	3,137
Stewart Information Services Corp.	74,577	3,132
*MeriStar Hospitality Corp. REIT	363,405	3,125
Equity Inns, Inc. REIT	233,333	3,103
Amcore Financial, Inc.	103,166	3,083
Parkway Properties Inc. REIT	61,625	3,082
Glenborough Realty Trust, Inc. REIT	149,624	3,081
UMB Financial Corp.	52,051	2,968
Spirit Finance Corp.	250,643	2,945
United Fire & Casualty Co.	66,118	2,937
Aspen Insurance Holdings Ltd.	106,058	2,923
Sterling Bancshares, Inc.	186,711	2,905
First Financial Bancorp	153,207	2,896
*NCO Group, Inc.	133,286	2,883
First Charter Corp.	131,061	2,879
National Health Investors REIT	102,228	2,870
Omega Healthcare Investors, Inc. REIT	222,915	2,867
Sun Communities, Inc. REIT	76,120	2,831
Jefferies Group, Inc.	74,364	2,818
*CompuCredit Corp.	81,765	2,803
Flagstar Bancorp, Inc.	147,769	2,797
LaSalle Hotel Properties REIT	85,087	2,792
Frontier Financial Corp.	110,134	2,782
Community Bank System, Inc.	113,902	2,779
First Community Bancorp	58,070	2,758
Max Re Capital Ltd.	120,353	2,756
City Holding Co.	75,308	2,750
R.L.I. Corp.	61,558	2,745
Innkeepers USA Trust REIT	183,681	2,744
Westbanco Inc.	90,245	2,709
MFA Mortgage Investments, Inc. REIT	360,296	2,684
Mid-State Bancshares	96,646	2,684
PFF Bancorp, Inc.	87,641	2,655
*Piper Jaffray Cos., Inc.	87,195	2,653
Zenith National Insurance Corp.	39,033	2,649
Anthracite Capital Inc. REIT	221,715	2,627
Cash America International Inc.	128,506	2,586
Anchor Bancorp Wisconsin Inc.	84,637	2,561
U-Store-It Trust	130,507	2,486
Unizan Financial Corp.	91,795	2,459
Fremont General Corp.	100,518	2,446
Harleysville National Corp.	103,427	2,395
*Metris Cos., Inc.	165,129	2,388

Small-Cap Value Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Alfa Corp.	157,358	2,316
Provident New York Bancorp, Inc.	191,127	2,315
First Financial Bankshares, Inc.	67,789	2,294
Getty Realty Holding Corp. REIT	81,114	2,247
Sandy Spring Bancorp, Inc.	64,121	2,246
Independent Bank Corp. (MI)	78,943	2,245
*USI Holdings Corp.	171,516	2,209
Scottish Re Group Ltd.	91,031	2,207
Partners Trust Financial Group, Inc.	204,438	2,183
BankUnited Financial Corp.	80,590	2,179
PXRE Group Ltd.	86,268	2,176
Acadia Realty Trust REIT	116,611	2,175
R & G Financial Corp. Class B	122,858	2,173
Ramco-Gershenson Properties Trust REIT	73,746	2,159
McGrath RentCorp	90,982	2,156
Town & Country Trust REIT	72,664	2,072
Arbor Realty Trust, Inc. REIT	72,147	2,071
Sterling Financial Corp. (PA)	95,585	2,037
KNBT Bancorp Inc.	132,646	2,002
Anworth Mortgage Asset Corp. REIT	202,818	1,996
Dime Community Bancshares	130,345	1,981
TierOne Corp.	72,114	1,956
First Merchants Corp.	77,501	1,926
Northwest Bancorp, Inc.	88,513	1,882
Capital Trust Class A REIT	55,801	1,864
*National Western Life Insurance Co. Class A	9,593	1,860
Universal Health Realty Income REIT	48,762	1,858
Capitol Bancorp Ltd.	54,983	1,848
GMH Communities Trust	132,844	1,840
Community Trust Bancorp Inc.	55,097	1,803
Main Street Banks, Inc.	70,687	1,800
Irwin Financial Corp.	80,803	1,793
Strategic Hotel Capital, Inc. REIT	98,814	1,779
Investors Real Estate Trust REIT	183,314	1,771
Luminent Mortgage Capital, Inc. REIT	162,646	1,755
HomeBanc Corp. REIT	192,081	1,746
Midland Co.	49,168	1,730
Independent Bank Corp. (MA)	60,231	1,699
Saul Centers, Inc. REIT	46,503	1,690
Trustreet Properties, Inc. REIT	100,907	1,676
Aames Investment Corp.	171,920	1,671
IBERIABANK Corp.	27,078	1,668
21st Century Insurance Group	112,281	1,666
*Franklin Bank Corp.	88,204	1,655
State Auto Financial Corp.	52,594	1,633
Capital City Bank Group, Inc.	40,196	1,624
Sterling Bancorp	75,707	1,616
First Financial Holdings, Inc.	53,715	1,607
Washington Trust Bancorp, Inc.	57,846	1,601
West Coast Bancorp	65,303	1,594
Commercial Capital Bancorp, Inc.	95,214	1,591
Bedford Property Investors, Inc. REIT	68,004	1,565
Simmons First National Corp.	57,524	1,559
Affordable Residential Communities REIT	116,481	1,555

Small-Cap Value Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Integra Bank Corp.	68,644	1,553
Presidential Life Corp.	90,074	1,541
Advanta Corp. Class B	54,698	1,540
Suffolk Bancorp	47,363	1,529
Urstadt Biddle Properties Class A REIT	87,951	1,523
WSFS Financial Corp.	27,761	1,519
MortgageIT Holdings Inc. REIT	83,201	1,518
Gramercy Capital Corp. REIT	61,796	1,512
Columbia Banking System, Inc.	61,199	1,507
FBL Financial Group, Inc. Class A	54,164	1,495
*LaBranche & Co. Inc.	237,073	1,494
*United America Indemnity, Ltd.	86,331	1,484
Oriental Financial Group Inc.	97,152	1,483
*Quanta Capital Holdings Ltd.	236,277	1,472
*Argonaut Group, Inc.	63,097	1,457
Extra Space Storage Inc. REIT	101,566	1,455
First Indiana Corp.	48,986	1,453
Odyssey Re Holdings Corp.	56,856	1,403
Union Bankshares Corp.	36,196	1,398
*ITLA Capital Corp.	25,512	1,375
Omega Financial Corp.	44,137	1,370
First Community Bancshares, Inc.	41,809	1,360
*Electro Rent Corp.	92,536	1,345
*Instinet Group Inc.	255,619	1,339
Flushing Financial Corp.	71,665	1,319
*Sterling Financial Corp.	35,054	1,311
Great Southern Bancorp, Inc.	41,893	1,311
Tompkins Trustco, Inc.	29,304	1,272
First Financial Corp. (IN)	44,186	1,269
United Community Financial Corp.	115,736	1,266
U.S.B. Holding Co., Inc.	53,456	1,251
Community Banks, Inc.	47,947	1,243
First Busey Corp.	63,151	1,219
Banner Corp.	43,327	1,214
Highland Hospitality Corp. REIT	113,756	1,189
WFS Financial, Inc.	23,281	1,181
SWS Group, Inc.	68,425	1,176
CityBank Lynnwood (WA)	36,948	1,146
First Source Corp.	49,698	1,140
Capital Southwest Corp.	12,598	1,130
First Place Financial Corp.	55,959	1,124
Renasant Corp.	36,541	1,124
*CNA Surety Corp.	75,142	1,116
Capital Lease Funding, Inc. REIT	102,464	1,112
Harleysville Group, Inc.	52,804	1,103
Advanta Corp. Class A	42,528	1,094
Bank of Granite Corp.	55,571	1,064
Arrow Financial Corp.	37,728	1,050
BancFirst Corp.	12,041	1,047
*PMA Capital Corp. Class A	118,203	1,044
Peoples Bancorp, Inc.	38,903	1,041
American Equity Investment Life Holding Co.	86,891	1,032
Seacoast Banking Corp. of Florida	52,106	1,026
Lakeland Bancorp, Inc.	64,482	1,007

Small-Cap Value Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Midwest Banc Holdings, Inc.	50,988	984
Univest Corp. of Pennsylvania	32,218	965
Net.Bank, Inc.	102,041	951
First Oak Brook Bancshares, Inc.	30,212	853
Federal Agricultural Mortgage Corp. Class C	38,623	852
Fidelity Bankshares, Inc.	31,643	839
OceanFirst Financial Corp.	37,225	838
Bristol West Holdings, Inc.	45,234	828
Baldwin & Lyons, Inc. Class B	34,295	827
Hanmi Financial Corp.	49,286	823
Republic Bancorp, Inc. Class A	37,387	812
Cohen & Steers, Inc.	38,811	800
*Advent Software, Inc.	37,591	762
First Bancorp (NC)	32,163	712
Placer Sierra Bancshares	25,683	700
Direct General Corp.	36,717	683
*Navigators Group, Inc.	19,297	667
Financial Institutions, Inc.	36,953	666
Clifton Savings Bancorp, Inc.	59,644	630
Charter Financial Corp.	17,194	601
*Ocwen Financial Corp.	82,021	554
Royal Bancshares of Pennsylvania, Inc.	23,093	548
Gabelli Asset Management Inc.	9,658	427
*Primus Guaranty, Ltd.	23,290	337
Crawford & Co. Class B	38,246	284
Urstadt Biddle Properties REIT	9,568	158
Farmers Capital Bank Corp.	4,260	148
NBC Capital Corp.	4,674	114
SCBT Financial Corp.	996	32
Camden National Corp.	673	22
Citizens 1st Bancorp, Inc.	412	9

		1,412,070

Health Care (1.9%)
Owens & Minor, Inc. Holding Co.	173,174	5,602
Perrigo Co.	347,558	4,845
*CONMED Corp.	124,037	3,817
West Pharmaceutical Services, Inc.	127,206	3,568
*Kindred Healthcare, Inc.	81,119	3,213
*Viasys Healthcare Inc.	135,584	3,063
Alpharma, Inc. Class A	178,612	2,585
Analogic Corp.	51,001	2,566
*Vicuron Pharmaceuticals Inc.	87,506	2,441
*Vertex Pharmaceuticals, Inc.	142,729	2,404
*Magellan Health Services, Inc.	61,406	2,168
*Human Genome Sciences, Inc.	179,897	2,083
Landauer, Inc.	39,206	2,035
Datascope Corp.	54,893	1,831
*Odyssey Healthcare, Inc.	104,543	1,508
*Abgenix, Inc.	174,777	1,500
*DJ Orthopedics Inc.	46,941	1,288
*Onyx Pharmaceuticals, Inc.	53,791	1,285
*Genesis Healthcare Corp.	27,653	1,280

Small-Cap Value Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Telik, Inc.	78,105	1,270
*Albany Molecular Research, Inc.	90,658	1,269
*Applera Corp.-Celera Genomics Group	111,308	1,221
Hooper Holmes, Inc.	271,051	1,125
*Enzo Biochem, Inc.	60,167	1,079
*Medarex, Inc.	123,944	1,032
*deCODE genetics, Inc.	106,666	1,003
*Alexion Pharmaceuticals, Inc.	42,353	976
*Encysive Pharmaceuticals, Inc.	88,475	956
*Geron Corp.	116,738	904
*Incyte Corp.	113,325	810
Vital Signs, Inc.	17,930	777
*Myriad Genetics, Inc.	47,319	741
*Cell Genesys, Inc.	127,900	684
*Dendreon Corp.	123,024	643
*Zymogenetics, Inc.	35,182	619
*Discovery Laboratories, Inc.	78,309	571
*ARIAD Pharmaceuticals, Inc.	81,443	542
*Inspire Pharmaceuticals, Inc.	63,019	531
*NitroMed, Inc.	22,395	436
*OCA Inc.	209,961	395
*Maxygen Inc.	49,572	340
*Antigenics, Inc.	41,336	224
*MannKind Corp.	14,151	142

		67,372

Other Energy (3.1%)
*Reliant Energy, Inc.	1,306,899	16,179
Arch Coal, Inc.	272,866	14,863
Tesoro Petroleum Corp.	290,964	13,536
*Forest Oil Corp.	233,621	9,812
Vintage Petroleum, Inc.	244,409	7,447
*Houston Exploration Co.	124,467	6,603
*Dynegy, Inc.	1,177,146	5,721
*Stone Energy Corp.	105,026	5,136
Cabot Oil & Gas Corp.	141,148	4,898
*Swift Energy Co.	122,627	4,392
*Whiting Petroleum Corp.	84,538	3,070
*Universal Compression Holdings, Inc.	76,143	2,759
*Spinnaker Exploration Co.	77,152	2,738
*Veritas DGC Inc.	95,119	2,639
*Enbridge Energy Management LLC	41,134	2,078
*Harvest Natural Resources, Inc.	164,329	1,796
*Hanover Compressor Co.	152,118	1,751
*The Meridian Resource Corp.	347,288	1,660
*FuelCell Energy, Inc.	94,869	969
RPC Inc.	32,809	555
*ATP Oil & Gas Corp.	18,790	440
*Warren Resources Inc.	37,530	392

		109,434

Small-Cap Value Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Materials & Processing (12.0%)
Martin Marietta Materials, Inc.	206,445	14,269
Lubrizol Corp.	292,027	12,268
Louisiana-Pacific Corp.	457,624	11,248
Harsco Corp.	180,446	9,843
RPM International, Inc.	512,995	9,367
Cabot Corp.	261,589	8,632
*FMC Corp.	153,222	8,602
Hughes Supply, Inc.	289,080	8,123
AptarGroup Inc.	156,185	7,934
Corn Products International, Inc.	309,180	7,346
*Shaw Group, Inc.	339,126	7,295
The Timken Co.	315,752	7,294
*URS Corp.	189,678	7,084
Great Lakes Chemical Corp.	223,392	7,030
York International Corp.	181,377	6,892
Cytec Industries, Inc.	169,748	6,756
Potlatch Corp.	126,609	6,625
Clarcor Inc.	225,056	6,583
*Hercules, Inc.	465,026	6,580
Albemarle Corp.	170,591	6,221
*USG Corp.	142,183	6,043
Brady Corp. Class A	189,533	5,876
Quanex Corp.	110,037	5,833
*Washington Group International, Inc.	111,410	5,695
Olin Corp.	308,711	5,631
Minerals Technologies, Inc.	89,719	5,527
Cleveland-Cliffs Inc.	94,763	5,474
Texas Industries, Inc.	97,226	5,467
USEC Inc.	370,237	5,420
Commercial Metals Co.	219,252	5,223
*WCI Communities, Inc.	156,066	4,999
Carpenter Technology Corp.	95,687	4,957
Acuity Brands, Inc.	189,560	4,870
Worthington Industries, Inc.	307,763	4,863
Lennox International Inc.	224,286	4,748
Reliance Steel & Aluminum Co.	121,604	4,508
Georgia Gulf Corp.	139,063	4,318
Watsco, Inc.	100,967	4,301
H.B. Fuller Co.	125,301	4,268
Building Materials Holding Corp.	60,682	4,205
Longview Fibre Co.	201,025	4,131
Granite Construction Co.	145,807	4,097
Mueller Industries Inc.	151,131	4,096
*Lone Star Technologies, Inc.	88,830	4,042
Eagle Materials, Inc.	42,329	3,919
Allegheny Technologies Inc.	177,490	3,915
Delta & Pine Land Co.	149,681	3,751
Florida Rock Industries, Inc.	49,781	3,651
Ferro Corp.	183,283	3,640
*Jacuzzi Brands, Inc.	335,437	3,600
Eagle Materials, Inc. B Shares	38,928	3,524
Kaydon Corp.	123,220	3,432
Albany International Corp.	104,311	3,349

Small-Cap Value Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*EMCOR Group, Inc.	66,267	3,240
Steel Dynamics, Inc.	120,571	3,165
*OM Group, Inc.	123,973	3,061
Greif Inc. Class A	49,144	3,003
Compass Minerals International	128,228	3,001
Universal Forest Products, Inc.	70,433	2,919
*AK Steel Corp.	450,831	2,890
*Maverick Tube Corp.	93,298	2,780
*Oregon Steel Mills, Inc.	154,754	2,663
Airgas, Inc.	103,893	2,563
Barnes Group, Inc.	76,521	2,533
Spartech Corp.	141,117	2,512
Wausau Paper Corp.	203,528	2,438
Arch Chemicals, Inc.	97,501	2,434
A. Schulman Inc.	134,104	2,399
*Griffon Corp.	107,890	2,395
*PolyOne Corp.	360,745	2,388
*Trammell Crow Co.	94,372	2,288
*Dycom Industries, Inc.	106,579	2,111
Cambrex Corp.	108,477	2,066
Glatfelter	163,283	2,025
Neenah Paper Inc.	64,786	2,006
*Century Aluminum Co.	98,321	2,006
*NCI Building Systems, Inc.	58,665	1,924
WD-40 Co.	68,736	1,920
Silgan Holdings, Inc.	33,976	1,911
Valmont Industries, Inc.	73,356	1,893
MacDermid, Inc.	59,817	1,864
Metal Management, Inc.	95,023	1,839
*GrafTech International Ltd.	427,205	1,837
Chesapeake Corp. of Virginia	85,429	1,789
Rock-Tenn Co.	125,182	1,584
CIRCOR International, Inc.	63,876	1,576
Wellman, Inc.	140,426	1,431
Myers Industries, Inc.	113,195	1,415
Calgon Carbon Corp.	153,779	1,361
Gibraltar Industries Inc.	71,852	1,332
Ameron International Corp.	35,214	1,317
*Stillwater Mining Co.	177,221	1,315
Ennis, Inc.	72,004	1,305
*Caraustar Industries, Inc.	124,100	1,303
Bluelinx Holdings Inc.	122,799	1,299
*Terra Industries, Inc.	182,963	1,246
Tredegar Corp.	76,718	1,197
*Buckeye Technology, Inc.	146,902	1,171
*Energy Conversion Devices, Inc.	49,427	1,106
*Gold Kist Inc.	43,017	928
Alico, Inc.	17,599	905
The Standard Register Co.	57,073	902
*Apex Silver Mines Ltd.	65,491	900
Apogee Enterprises, Inc.	56,484	868
*Aleris International Inc	38,192	861
Schnitzer Steel Industries, Inc. Class A	34,501	818
*EnerSys	59,961	817

Small-Cap Value Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Interface, Inc.	98,457	793
NL Industries, Inc.	42,815	659
Deltic Timber Corp.	15,925	606
*Avatar Holding, Inc.	11,584	582
*Exide Technologies	100,225	486
*Encore Wire Corp.	24,940	289
Quaker Chemical Corp.	4,308	75

		421,675

Producer Durables (7.5%)
Standard Pacific Corp.	140,659	12,371
Beazer Homes USA, Inc.	181,705	10,384
IDEX Corp.	221,478	8,551
*Terex Corp.	215,999	8,510
*Andrew Corp.	634,311	8,094
Briggs & Stratton Corp.	225,359	7,802
*AGCO Corp.	394,826	7,549
Kennametal, Inc.	164,144	7,526
*Flowserve Corp.	241,673	7,313
HNI Corp.	140,929	7,209
MDC Holdings, Inc.	71,086	5,847
Ryland Group, Inc.	72,783	5,522
Crane Co.	206,556	5,432
*Genlyte Group, Inc.	108,302	5,279
Lincoln Electric Holdings, Inc.	154,017	5,106
Nordson Corp.	135,411	4,642
Curtiss-Wright Corp.	85,046	4,588
*Moog Inc.	142,936	4,501
Cummins Inc.	60,317	4,500
*Esterline Technologies Corp.	109,809	4,401
Belden CDT Inc.	204,906	4,344
*Powerwave Technologies, Inc.	410,794	4,198
*Gardner Denver Inc.	109,946	3,857
Woodward Governor Co.	44,960	3,778
Watts Water Technologies, Inc.	109,527	3,668
*Thomas & Betts Corp.	128,967	3,642
Applied Industrial Technology, Inc.	111,003	3,584
Federal Signal Corp.	210,387	3,283
*Arris Group Inc.	364,489	3,175
Regal-Beloit Corp.	107,970	3,148
*Axcelis Technologies, Inc.	437,451	3,001
Baldor Electric Co.	122,676	2,983
*Varian Semiconductor Equipment Associates, Inc.	80,011	2,960
M/I Homes, Inc.	52,441	2,837
Thomas Industries, Inc.	70,074	2,800
MTS Systems Corp.	83,007	2,787
*Paxar Corp.	156,125	2,771
Stewart & Stevenson Services, Inc.	119,681	2,712
NACCO Industries, Inc. Class A	24,514	2,628
*EnPro Industries, Inc.	91,023	2,628
*Mykrolis Corp.	183,151	2,603
*MKS Instruments, Inc.	152,544	2,576
Technitrol, Inc.	168,035	2,374

Small-Cap Value Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Triumph Group, Inc.	66,102	2,298
A.O. Smith Corp.	83,449	2,229
*Electro Scientific Industries, Inc.	124,466	2,225
Levitt Corp. Class A	73,400	2,196
*Cymer, Inc.	81,052	2,136
JLG Industries, Inc.	76,234	2,095
*Entegris Inc.	210,178	2,081
*BE Aerospace, Inc.	122,965	1,922
*Veeco Instruments, Inc.	117,228	1,908
*Brooks Automation, Inc.	128,275	1,905
CTS Corp.	152,955	1,880
Tecumseh Products Co. Class A	66,464	1,824
Cohu, Inc.	90,017	1,805
Technical Olympic USA, Inc.	73,799	1,792
Cognex Corp.	63,444	1,662
*General Cable Corp.	111,875	1,659
*Teledyne Technologies, Inc.	47,614	1,551
Helix Technology Corp.	113,837	1,512
HEICO Corp.	60,486	1,416
*ATMI, Inc.	48,129	1,396
*Littelfuse, Inc.	49,460	1,377
Kimball International, Inc. Class B	102,245	1,350
*Kadant Inc.	60,860	1,335
Standex International Corp.	46,008	1,307
*Audiovox Corp.	82,033	1,272
Skyline Corp.	31,165	1,244
Tennant Co.	33,463	1,185
Robbins & Myers, Inc.	50,859	1,094
*Mastec Inc.	116,242	1,023
C & D Technologies, Inc.	110,566	1,016
Franklin Electric, Inc.	23,682	915
*Astec Industries, Inc.	34,760	806
*Semitool, Inc.	75,645	722
*LTX Corp.	133,643	663
*Power-One, Inc.	103,290	652
Gorman-Rupp Co.	26,588	569
Keithley Instruments Inc.	31,102	479
*Asyst Technologies, Inc.	102,802	458
HEICO Corp. Class A	8,810	159
Tecumseh Products Co. Class B	3,089	85

		262,667

Technology (6.0%)
*Arrow Electronics, Inc.	506,945	13,769
*Avnet, Inc.	527,857	11,893
*Sybase, Inc.	415,927	7,632
Reynolds & Reynolds Class A	279,352	7,551
*ADC Telecommunications, Inc.	329,285	7,169
DRS Technologies, Inc.	113,620	5,826
Imation Corp.	148,782	5,771
*BearingPoint, Inc.	783,866	5,746
*PalmOne, Inc.	192,050	5,717
*Anixter International Inc.	139,529	5,186

Small-Cap Value Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*Electronics for Imaging, Inc.	235,092	4,946
*Integrated Device Technology Inc.	459,690	4,942
*CIENA Corp.	2,127,451	4,446
*Hutchinson Technology, Inc.	110,059	4,238
*CommScope, Inc.	238,271	4,148
*3Com Corp.	1,081,661	3,937
*Benchmark Electronics, Inc.	117,582	3,577
ADTRAN Inc.	142,002	3,520
*RSA Security Inc.	304,704	3,498
*Cypress Semiconductor Corp.	275,177	3,464
*Conexant Systems, Inc.	2,053,463	3,306
*Skyworks Solutions, Inc.	446,393	3,290
*Mentor Graphics Corp.	317,241	3,252
*Checkpoint Systems, Inc.	164,781	2,917
*Sycamore Networks, Inc.	843,957	2,912
*UNOVA, Inc.	106,343	2,832
*Plexus Corp.	189,630	2,698
Black Box Corp.	75,836	2,685
*CSG Systems International, Inc.	137,830	2,616
*McDATA Corp. Class A	650,128	2,601
*Zoran Corp.	188,970	2,511
*Newport Corp.	178,518	2,474
*Perot Systems Corp.	173,274	2,464
*Borland Software Corp.	351,726	2,413
*Quantum Corp.	803,133	2,385
*SafeNet, Inc.	68,534	2,335
Park Electrochemical Corp.	82,869	2,088
*Varian, Inc.	53,649	2,027
*TriQuint Semiconductor, Inc.	571,132	1,902
*Adaptec, Inc.	488,815	1,897
Methode Electronics, Inc. Class A	159,261	1,890
Agilysys, Inc.	119,607	1,878
*Komag, Inc.	63,362	1,798
*Gateway, Inc.	488,787	1,613
*UTStarcom, Inc.	213,023	1,596
*KEMET Corp.	246,361	1,552
*Actel Corp.	111,147	1,545
*ON Semiconductor Corp.	334,324	1,538
*Verity, Inc.	165,195	1,449
*Lattice Semiconductor Corp.	323,287	1,435
*JDA Software Group, Inc.	121,380	1,381
*MRO Software Inc.	94,054	1,374
*Micromuse Inc.	225,024	1,274
Bel Fuse, Inc. Class B	41,289	1,262
Cubic Corp.	70,075	1,243
*Micrel, Inc.	102,987	1,186
*Anaren, Inc.	85,680	1,127
*Aspect Communications Corp.	91,655	1,029
*Herley Industries Inc.	56,341	1,028
*Ciber, Inc.	122,610	978
*Standard Microsystem Corp.	40,571	949
*Dot Hill Systems Corp.	180,560	946
*Gartner, Inc. Class A	88,432	939
*Lawson Software Inc.	169,619	874

Small-Cap Value Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

*SPSS, Inc.	44,884	862
*Ariba, Inc.	144,788	840
*Integrated Silicon Solution, Inc.	104,403	774
*Silicon Storage Technology, Inc.	190,623	768
*E.piphany Inc.	216,190	752
*SYNNEX Corp.	42,952	752
*REMEC Inc	115,459	739
*Amkor Technology, Inc.	162,103	729
*InFocus Corp.	172,714	715
*Vitesse Semiconductor Corp.	332,016	694
*Broadwing Corp.	148,573	686
*Iomega Corp.	226,865	601
*Echelon Corp.	63,425	436
*ESS Technology, Inc.	100,279	422
*Magma Design Automation, Inc.	50,465	422
*Oplink Communications, Inc.	231,021	395
*Pegasystems Inc.	54,643	322
*McDATA Corp.	1,187	4
Bel Fuse, Inc. Class A	136	3

		211,381

Utilities (9.8%)
*CMS Energy Corp.	943,190	14,204
ONEOK, Inc.	432,791	14,131
UGI Corp. Holding Co.	451,158	12,587
AGL Resources Inc.	319,975	12,367
OGE Energy Corp.	393,815	11,397
Energen Corp.	304,394	10,669
Great Plains Energy, Inc.	325,340	10,375
Puget Energy, Inc.	436,303	10,201
National Fuel Gas Co.	346,081	10,005
Atmos Energy Corp.	347,366	10,004
*Allegheny Energy, Inc.	390,515	9,849
*Southern Union Co.	392,168	9,628
Vectren Corp.	332,548	9,554
Hawaiian Electric Industries Inc.	352,742	9,457
Westar Energy, Inc.	375,533	9,024
WPS Resources Corp.	155,306	8,736
PNM Resources Inc.	286,998	8,268
Piedmont Natural Gas, Inc.	335,036	8,048
NICOR Inc.	192,793	7,937
*Kinder Morgan Management, LLC	164,802	7,581
Peoples Energy Corp.	165,806	7,206
WGL Holdings Inc.	212,901	7,162
*Sierra Pacific Resources	512,968	6,386
Duquesne Light Holdings, Inc.	336,094	6,278
Aqua America, Inc.	207,894	6,183
ALLETE, Inc.	123,528	6,164
New Jersey Resources Corp.	116,602	5,626
IDACORP, Inc.	182,423	5,588
Black Hills Corp.	134,972	4,974
NorthWestern Corp.	155,713	4,908
Cleco Corp.	216,268	4,665

Small-Cap Value Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

UniSource Energy Corp.	149,955	4,611
Northwest Natural Gas Co.	119,888	4,585
*El Paso Electric Co.	207,310	4,239
*Price Communications Corp.	234,097	4,050
Southwest Gas Corp.	157,661	4,022
Avista Corp.	211,871	3,939
*Aquila, Inc.	1,057,934	3,819
South Jersey Industries, Inc.	60,388	3,691
CH Energy Group, Inc.	69,055	3,358
Otter Tail Corp.	120,377	3,290
UIL Holdings Corp.	60,923	3,278
MGE Energy, Inc.	88,692	3,227
*USA Mobility, Inc.	108,232	3,178
Western Gas Resources, Inc.	85,046	2,968
California Water Service Group	76,290	2,864
The Laclede Group, Inc.	87,527	2,780
Empire District Electric Co.	112,242	2,689
American States Water Co.	72,938	2,142
Surewest Communications	60,598	1,554
Iowa Telecommunications Services Inc.	81,146	1,521
SJW Corp.	30,107	1,415
Commonwealth Telephone Enterprises, Inc.	32,122	1,346
North Pittsburgh Systems, Inc.	59,253	1,159
CT Communications, Inc.	78,466	1,024
Central Vermont Public Service Corp.	53,269	985
*General Communication, Inc.	66,894	660
*Time Warner Telecom Inc.	109,226	647
Connecticut Water Services, Inc.	24,413	610

		342,813

Other (1.0%)
Teleflex Inc.	158,738	9,424
Carlisle Co., Inc.	136,133	9,343
Trinity Industries, Inc.	197,602	6,329
Lancaster Colony Corp.	122,170	5,244
Kaman Corp. Class A	96,692	1,744
*GenCorp, Inc.	71,210	1,372
*Sequa Corp. Class A	20,341	1,346

		34,802

TOTAL COMMON STOCKS
(Cost $2,883,967)		3,500,256

TEMPORARY CASH INVESTMENTS (4.2%)(1)

Money Market Fund (4.2%)
Vanguard Market Liquidity Fund, 3.139%**	8,677,491	8,677
Vanguard Market Liquidity Fund, 3.139%**	137,374,200	137,374

		146,051

Small-Cap Value Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

	Face
	Amount
	(000)

U.S. Agency Obligation (0.0%)
Federal Home Loan Bank Discount Note†
(2) 3.074%, 7/20/2005	$1,000	998

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $147,050)		147,049

TOTAL INVESTMENTS (104.0%)
(Cost $3,031,017)		3,647,305

OTHER ASSETS AND LIABILITIES—NET (-4.0%)		(140,910)

NET ASSETS (100%)		$3,506,395

*	Non-income-producing security.
**	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

(1)	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 4.0%, respectively, of net assets.
(2)	Securities with a value of $998,000 have been segregated as initial margin for open futures contracts.

†	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
REIT—Real Estate Investment Trust.

©2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

SNA482 082005

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
COMMON STOCKS (99.6%)(1)

Auto & Transportation (2.9%)
Expeditors International of Washington, Inc.	327,045	16,290
C.H. Robinson Worldwide, Inc.	261,935	15,245
BorgWarner, Inc.	173,023	9,286
Oshkosh Truck Corp.	113,839	8,911
* Yellow Roadway Corp.	175,196	8,900
Gentex Corp.	477,948	8,699
* Laidlaw International Inc.	312,786	7,538
Lear Corp.	204,963	7,457
CNF Inc.	160,788	7,219
Tidewater Inc.	185,377	7,067
Polaris Industries, Inc.	130,673	7,056
J.B. Hunt Transport Services, Inc.	343,306	6,626
Alexander & Baldwin, Inc.	133,046	6,167
* JetBlue Airways Corp.	281,792	5,760
* Landstar System, Inc.	184,209	5,548
Overseas Shipholding Group Inc.	90,663	5,408
* AMR Corp.	420,037	5,087
* Kansas City Southern	250,227	5,050
General Maritime Corp.	93,254	3,954
ArvinMeritor, Inc.	214,090	3,809
Overnite Corp.	86,426	3,715
* Swift Transportation Co., Inc.	158,517	3,692
Thor Industries, Inc.	107,008	3,363
* TRW Automotive Holdings Corp.	130,948	3,210
Skywest, Inc.	176,143	3,202
Florida East Coast Industries, Inc. Class A	71,331	3,089
* Kirby Corp.	67,768	3,056
Modine Manufacturing Co.	91,468	2,978
UTI Worldwide, Inc.	41,500	2,889
Werner Enterprises, Inc.	144,247	2,833
Heartland Express, Inc.	143,945	2,797
Forward Air Corp.	98,593	2,787
Knight Transportation, Inc.	113,111	2,752
Wabtec Corp.	127,487	2,738
* Continental Airlines, Inc. Class B	204,276	2,713
Winnebago Industries, Inc.	81,228	2,660
* EGL, Inc.	126,340	2,567
American Axle & Manufacturing Holdings, Inc.	97,472	2,463
* AirTran Holdings, Inc.	265,751	2,453
* Aviall Inc.	77,331	2,443
* Offshore Logistics, Inc.	71,126	2,336
Wabash National Corp.	95,360	2,311
* Tenneco Automotive, Inc.	133,238	2,217
Arkansas Best Corp.	69,215	2,202
* Alaska Air Group, Inc.	73,785	2,195
* Pacer International, Inc.	94,129	2,051
Bandag, Inc.	43,080	1,984
* Old Dominion Freight Line, Inc.	71,370	1,915
* TBC Corp.	68,659	1,863
* Genesee & Wyoming Inc. Class A	64,764	1,762

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* AAR Corp.	105,955	1,665
OMI Corp.	84,714	1,610
* Hub Group, Inc.	62,410	1,563
Superior Industries International, Inc.	65,782	1,559
* Gulfmark Offshore, Inc.	56,002	1,529
* Fleetwood Enterprises, Inc.	150,230	1,525
Sauer-Danfoss, Inc.	84,175	1,496
* Seabulk International, Inc.	59,697	1,269
Monaco Coach Corp.	73,501	1,263
The Greenbrier Cos., Inc.	46,047	1,248
Marine Products Corp.	85,170	1,239
* RailAmerica, Inc.	103,899	1,236
* Northwest Airlines Corp. Class A	267,912	1,222
* ABX Air, Inc.	147,360	1,201
* Keystone Automotive Industries, Inc.	47,930	1,185
* ExpressJet Holdings, Inc.	137,936	1,174
* USA Truck, Inc.	42,274	1,046
* Republic Airways Holdings Inc.	71,648	1,035
* Aftermarket Technology Corp.	58,550	1,021
Maritrans Inc.	36,662	992
* Commercial Vehicle Group Inc.	54,342	965
* SCS Transportation, Inc.	53,404	951
* Frontier Airlines, Inc.	91,714	947
* Quantum Fuel Systems Technologies Worldwide, Inc.	184,642	923
Arctic Cat, Inc.	41,035	842
Sea Containers Ltd. Class A	52,600	840
* Strattec Security Corp.	15,333	835
* MAIR Holdings, Inc.	89,813	794
* Freightcar America Inc.	37,512	744
Noble International, Ltd.	31,081	732
* Celadon Group Inc.	40,645	693
* Mesa Air Group Inc.	102,557	688
* P.A.M. Transportation Services, Inc.	39,771	669
Todd Shipyards Corp.	34,242	648
Coachmen Industries, Inc.	50,180	629
* R&B, Inc.	40,346	566
Spartan Motors, Inc.	52,405	565
* Marten Transport, Ltd.	26,837	563
* America West Holdings Corp. Class B	92,335	554
* Hayes Lemmerz International, Inc.	71,690	510
* Pacific Ethanol, Inc.	49,775	496
* Pinnacle Airlines Corp.	55,473	477
* National R. V. Holdings, Inc.	51,370	410
* Universal Truckload Services, Inc.	24,198	409
* World Air Holdings Inc.	33,571	393
Standard Motor Products, Inc.	29,204	385
* Covenant Transport, Inc.	26,676	352
* U.S. Xpress Enterprises, Inc.	26,906	320
* Impco Technologies Inc.	65,943	317
* Patriot Transportation Holding, Inc.	6,078	313
Titan International, Inc.	22,329	312
* Petroleum Helicopters, Inc.	12,735	300
* Stoneridge, Inc.	44,216	292

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Odyssey Marine Exploration, Inc.	54,750	273
* Quality Distribution Inc.	30,101	266
Quixote Corp.	13,036	256
* Dynamex Inc.	14,297	244
* Midwest Air Group Inc.	96,126	230
* Frozen Food Express Industries, Inc.	19,514	221
* Hawaiian Holdings, Inc.	33,700	137
* Dura Automotive Systems, Inc.	30,296	130
Supreme Industries, Inc. Class A	14,900	109
* Raytech Corp.	73,671	98
* Central Freight Lines, Inc.	30,917	80
* Accuride Corp.	7,100	75
* FLYI, Inc.	95,701	72
* Sports Resorts International, Inc.	74,001	58
Providence and Worcester Railroad Co.	3,800	54
* Miller Industries, Inc.	4,100	53
Bandag, Inc. Class A	600	24
* Allied Holdings, Inc.	39,000	19
* Featherlite Manufacturing, Inc.	200	1

		278,225

Consumer Discretionary (21.0%)
* Google Inc.	528,047	155,325
* Liberty Media Corp.	7,838,451	79,874
* Liberty Global Inc. Class A	800,749	37,371
* MGM Mirage, Inc.	872,712	34,542
* DirecTV Group, Inc.	1,966,614	30,483
* IAC/InterActiveCorp	1,179,978	28,378
* Sirius Satellite Radio, Inc.	4,051,935	26,257
* Amazon.com, Inc.	752,477	24,892
* VeriSign, Inc.	807,662	23,228
EchoStar Communications Corp. Class A	662,293	19,968
* Chico's FAS, Inc.	548,526	18,803
Abercrombie & Fitch Co.	265,267	18,224
Michaels Stores, Inc.	413,254	17,096
Royal Caribbean Cruises, Ltd.	326,172	15,774
Harman International Industries, Inc.	184,045	14,974
The Neiman Marcus Group, Inc. Class A	149,958	14,534
* Williams-Sonoma, Inc.	356,043	14,089
* Advance Auto Parts, Inc.	216,961	14,005
* XM Satellite Radio Holdings, Inc.	401,829	13,526
Estee Lauder Cos. Class A	343,485	13,441
PETsMART, Inc.	440,436	13,367
Republic Services, Inc. Class A	367,873	13,247
* Mohawk Industries, Inc.	158,587	13,083
Ross Stores, Inc.	451,052	13,040
Foot Locker, Inc.	478,775	13,032
E.W. Scripps Co. Class A	246,312	12,020
ServiceMaster Co.	889,976	11,917
Washington Post Co. Class B	13,794	11,518
* Career Education Corp.	313,466	11,476
American Eagle Outfitters, Inc.	371,816	11,396

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
Fastenal Co.	184,975	11,332
CDW Corp.	194,989	11,132
* ChoicePoint Inc.	275,449	11,032
Manpower Inc.	276,305	10,991
* Brinker International, Inc.	271,762	10,884
* Lamar Advertising Co. Class A	252,632	10,805
GTECH Holdings Corp.	353,303	10,331
* Activision, Inc.	618,019	10,210
* Getty Images, Inc.	135,604	10,070
The Corporate Executive Board Co.	126,723	9,926
* Iron Mountain, Inc.	311,725	9,670
Station Casinos, Inc.	142,397	9,455
* O'Reilly Automotive, Inc.	303,412	9,045
Aramark Corp. Class B	337,759	8,917
Outback Steakhouse	189,105	8,555
* CarMax, Inc.	318,488	8,488
* The Cheesecake Factory	239,396	8,314
* Urban Outfitters, Inc.	146,052	8,280
* Saks Inc.	427,499	8,110
* Pixar, Inc.	161,463	8,081
* Dollar Tree Stores, Inc.	331,436	7,954
Service Corp. International	947,629	7,600
* ITT Educational Services, Inc.	140,882	7,526
* Penn National Gaming, Inc.	201,532	7,356
Belo Corp. Class A	303,369	7,272
* Laureate Education Inc.	151,276	7,240
Claire's Stores, Inc.	299,368	7,200
Boyd Gaming Corp.	140,731	7,196
* Weight Watchers International, Inc.	138,076	7,126
* Warner Music Group Corp.	437,651	7,090
* BJ's Wholesale Club, Inc.	210,603	6,842
* Barnes & Noble, Inc.	171,503	6,654
* Tech Data Corp.	180,134	6,595
Applebee's International, Inc.	248,229	6,576
Polo Ralph Lauren Corp.	149,730	6,455
* Timberland Co.	165,760	6,418
* Education Management Corp.	189,004	6,375
The Brink's Co.	173,341	6,240
* Wynn Resorts Ltd.	128,911	6,094
International Speedway Corp.	107,384	6,041
* Scientific Games Corp.	223,690	6,024
Adesa, Inc.	276,691	6,024
* R.H. Donnelley Corp.	96,249	5,966
* Valassis Communications, Inc.	155,556	5,763
* Panera Bread Co.	92,494	5,742
* Quiksilver, Inc.	358,266	5,725
* Aeropostale, Inc.	169,862	5,707
SCP Pool Corp.	160,973	5,649
* Sonic Corp.	184,694	5,639
CBRL Group, Inc.	143,966	5,595
American Greetings Corp. Class A	210,095	5,568
John Wiley & Sons Class A	140,085	5,566
Lee Enterprises, Inc.	138,604	5,557

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Take-Two Interactive Software, Inc.	216,583	5,512
Borders Group, Inc.	217,254	5,499
* AnnTaylor Stores Corp.	223,564	5,428
* Ask Jeeves, Inc.	179,524	5,420
* Waste Connections, Inc.	144,812	5,400
Regis Corp.	137,823	5,386
The McClatchy Co. Class A	81,185	5,313
* Pacific Sunwear of California, Inc.	229,279	5,271
Harte-Hanks, Inc.	175,333	5,213
* PETCO Animal Supplies, Inc.	176,142	5,164
Ruby Tuesday, Inc.	196,958	5,101
The Toro Co.	131,918	5,093
* Men's Wearhouse, Inc.	147,774	5,088
* Copart, Inc.	212,917	5,067
Reader's Digest Association, Inc.	303,690	5,011
* United Stationers, Inc.	101,281	4,973
* Zale Corp.	156,628	4,964
* Gaylord Entertainment Co.	106,765	4,964
Westwood One, Inc.	238,656	4,876
* Tractor Supply Co.	97,121	4,769
* Jarden Corp.	87,864	4,738
* P.F. Chang's China Bistro, Inc.	80,150	4,727
* GameStop Corp.	144,142	4,715
* Corrections Corp. of America REIT	119,983	4,709
* Rent-A-Center, Inc.	201,364	4,690
* CNET Networks, Inc.	397,755	4,670
* CEC Entertainment Inc.	109,405	4,605
Media General, Inc. Class A	70,800	4,585
* Guitar Center, Inc.	77,706	4,536
The Yankee Candle Co., Inc.	138,668	4,451
Wolverine World Wide, Inc.	175,446	4,212
* Jack in the Box Inc.	109,765	4,162
* PHH Corp.	161,144	4,145
Arbitron Inc.	96,356	4,134
* Marvel Enterprises Inc.	208,576	4,113
IKON Office Solutions, Inc.	431,389	4,103
* Scholastic Corp.	106,189	4,094
Dex Media, Inc.	167,336	4,085
* Entercom Communications Corp.	120,192	4,001
* Payless ShoeSource, Inc.	207,462	3,983
* Hewitt Associates, Inc.	145,060	3,846
Matthews International Corp.	97,826	3,811
* Dick's Sporting Goods, Inc.	98,333	3,795
Tupperware Corp.	161,891	3,783
Pier 1 Imports Inc.	264,196	3,749
* Argosy Gaming Co.	80,294	3,743
* Aztar Corp.	106,746	3,656
Nu Skin Enterprises, Inc.	156,435	3,645
* Spectrum Brands Inc.	109,807	3,624
Ethan Allen Interiors, Inc.	107,485	3,602
MSC Industrial Direct Co., Inc. Class A	106,468	3,593
Choice Hotel International, Inc.	54,547	3,584
* THQ Inc.	121,853	3,567

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* DeVry, Inc.	179,206	3,566
Catalina Marketing Corp.	139,699	3,550
* Corinthian Colleges, Inc.	277,959	3,550
Furniture Brands International Inc.	163,576	3,535
* Texas Roadhouse, Inc.	100,549	3,494
Banta Corp.	75,636	3,431
* Life Time Fitness, Inc.	103,801	3,406
* United Natural Foods, Inc.	111,410	3,384
* Bright Horizons Family Solutions, Inc.	82,707	3,368
* Resources Connection, Inc.	143,824	3,341
* InfoSpace, Inc.	101,267	3,335
* Linens 'n Things, Inc.	138,707	3,282
Strayer Education, Inc.	37,859	3,266
* Earthlink, Inc.	376,322	3,259
* School Specialty, Inc.	69,652	3,239
* Rare Hospitality International Inc.	104,739	3,191
Chemed Corp.	76,898	3,144
* ValueClick, Inc.	253,785	3,129
Callaway Golf Co.	198,667	3,065
* Labor Ready, Inc.	131,132	3,057
* Red Robin Gourmet Burgers	49,238	3,052
ADVO, Inc.	95,487	3,041
* Shuffle Master, Inc.	107,894	3,024
* Insight Enterprises, Inc.	149,381	3,015
* MPS Group, Inc.	317,182	2,988
* Prestige Brands Holdings Inc.	152,719	2,978
* Charming Shoppes, Inc.	318,994	2,976
* Dollar Thrifty Automotive Group, Inc.	76,635	2,911
* Fossil, Inc.	127,533	2,895
* DoubleClick Inc.	343,301	2,880
* The Warnaco Group, Inc.	123,329	2,867
Aaron Rents, Inc. Class B	114,679	2,854
* FTI Consulting, Inc.	132,083	2,761
Regal Entertainment Group Class A	144,599	2,730
Phillips-Van Heusen Corp.	83,369	2,725
* Gemstar-TV Guide International, Inc.	758,196	2,722
Jackson Hewitt Tax Service Inc.	115,069	2,720
* Hibbett Sporting Goods, Inc.	71,757	2,715
* The Advisory Board Co.	55,552	2,708
IHOP Corp.	61,238	2,657
* Navigant Consulting, Inc.	150,083	2,650
* Hot Topic, Inc.	138,584	2,650
* Las Vegas Sands Corp.	73,260	2,619
* TreeHouse Foods Inc.	91,571	2,611
* aQuantive, Inc.	147,251	2,609
* CMGI Inc.	1,380,067	2,608
* DreamWorks Animation SKG, Inc.	99,236	2,600
Nautilus Inc.	90,722	2,586
* Central Garden and Pet Co.	52,597	2,584
K-Swiss, Inc.	79,887	2,584
* Genesco, Inc.	69,298	2,570
Watson Wyatt & Co. Holdings	99,790	2,558
Bob Evans Farms, Inc.	108,243	2,524

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
Finish Line, Inc.	133,177	2,520
* ProQuest Co.	76,438	2,506
Blyth, Inc.	88,992	2,496
* Too Inc.	105,358	2,462
* Crown Media Holdings, Inc.	259,763	2,450
G & K Services, Inc. Class A	64,484	2,433
* Stage Stores, Inc.	55,347	2,413
* Select Comfort Corp.	111,673	2,393
* Pinnacle Entertainment, Inc.	121,842	2,383
Burlington Coat Factory Warehouse Corp.	55,714	2,376
* West Corp.	61,483	2,361
The Pep Boys (Manny, Moe & Jack)	174,058	2,357
* Tetra Tech, Inc.	173,708	2,350
Macquarie Infrastructure Company Trust	82,710	2,347
La-Z-Boy Inc.	159,935	2,330
ABM Industries Inc.	119,182	2,324
* Dolby Laboratories Inc.	104,595	2,307
* Columbia Sportswear Co.	46,636	2,303
Talbots Inc.	70,921	2,303
* Wesco International, Inc.	73,134	2,295
* Global Imaging Systems, Inc.	71,862	2,290
Kellwood Co.	85,051	2,288
* Coldwater Creek Inc.	91,300	2,274
Hollinger International, Inc.	226,448	2,267
Ameristar Casinos, Inc.	86,612	2,260
Amerco, Inc.	41,952	2,247
* ShopKo Stores, Inc.	92,264	2,243
* RC2 Corp.	59,613	2,240
* 99 Cents Only Stores	173,834	2,209
* Alliance Gaming Corp.	157,249	2,205
Rollins, Inc.	109,918	2,203
Brown Shoe Co., Inc.	56,209	2,201
* Electronics Boutique Holdings Corp.	34,585	2,196
* WMS Industries, Inc.	65,022	2,194
* The Sports Authority, Inc.	68,679	2,184
* CoStar Group, Inc.	49,669	2,166
* Cogent Inc.	75,461	2,154
* Priceline.com, Inc.	92,266	2,153
* NetFlix.com, Inc.	130,490	2,141
United Auto Group, Inc.	71,641	2,135
Hearst-Argyle Television Inc.	87,060	2,133
* Citadel Broadcasting Corp.	185,731	2,127
Domino's Pizza, Inc.	95,267	2,121
Stein Mart, Inc.	96,306	2,119
* Midway Games Inc.	191,964	2,104
* JAMDAT Mobile Inc.	75,762	2,097
Landry's Restaurants, Inc.	68,303	2,055
* The Children's Place Retail Stores, Inc.	43,891	2,048
Speedway Motorsports, Inc.	55,878	2,043
Russell Corp.	99,820	2,041
Movie Gallery, Inc.	77,030	2,036
* Helen of Troy Ltd.	79,699	2,029
* Journal Register Co.	115,772	2,027

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
Fred's, Inc.	121,679	2,017
CKE Restaurants Inc.	144,581	2,013
Kelly Services, Inc. Class A	70,172	2,010
Christopher & Banks Corp.	109,714	2,003
* Emmis Communications, Inc.	112,696	1,991
* Tempur-Pedic International Inc.	89,486	1,985
MAXIMUS, Inc.	56,222	1,984
Tuesday Morning Corp.	62,900	1,983
* Korn/Ferry International	110,854	1,968
* CSK Auto Corp.	117,605	1,962
Sonic Automotive, Inc.	91,329	1,942
Viad Corp.	68,408	1,939
Big 5 Sporting Goods Corp.	67,860	1,926
Journal Communications, Inc.	113,991	1,915
Cato Corp. Class A	92,124	1,902
* The Dress Barn, Inc.	82,589	1,869
United Online, Inc.	169,576	1,842
* Papa John's International, Inc.	45,590	1,822
* Central European Distribution Corp.	48,083	1,795
Oxford Industries, Inc.	40,928	1,762
* Great Wolf Resorts, Inc.	85,677	1,751
* Overstock.com, Inc.	49,087	1,747
Pre-Paid Legal Services, Inc.	39,034	1,743
* CRA International Inc.	32,155	1,732
* Jo-Ann Stores, Inc.	65,455	1,727
* USANA Health Sciences, Inc.	40,744	1,723
Liberty Corp.	46,772	1,722
World Fuel Services Corp.	72,201	1,690
* A.C. Moore Arts & Crafts, Inc.	53,335	1,686
Stewart Enterprises, Inc. Class A	255,966	1,674
* Elizabeth Arden, Inc.	71,350	1,669
* PRIMEDIA Inc.	411,108	1,665
* California Pizza Kitchen, Inc.	61,042	1,665
* Radio One, Inc.	129,809	1,652
The Stride Rite Corp.	119,503	1,648
* Entravision Communications Corp.	210,270	1,638
Lone Star Steakhouse & Saloon, Inc.	53,101	1,615
* Revlon, Inc. Class A	524,110	1,609
* Carter's, Inc.	27,367	1,598
* Cox Radio, Inc.	101,431	1,598
* Steak n Shake Co.	84,200	1,568
Administaff, Inc.	65,239	1,550
* MarineMax, Inc.	49,174	1,537
* Playtex Products, Inc.	142,434	1,533
* Leapfrog Enterprises, Inc.	134,540	1,520
* Lin TV Corp.	109,376	1,519
* Consolidated Graphics, Inc.	37,200	1,517
* The Pantry, Inc.	38,925	1,508
* K2 Inc.	116,939	1,483
* Sirva Inc.	174,031	1,481
Oakley, Inc.	86,791	1,478
* Martha Stewart Living Omnimedia, Inc.	50,631	1,477
* Isle of Capri Casinos, Inc.	56,260	1,474

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Educate, Inc.	104,143	1,474
* Group 1 Automotive, Inc.	60,669	1,458
* Ryan's Restaurant Group, Inc.	103,771	1,454
* Vail Resorts Inc.	51,586	1,450
Charles & Colvard Ltd.	58,837	1,444
* Ventiv Health, Inc.	74,784	1,442
* Monarch Casino & Resort, Inc.	63,537	1,400
* Vertrue Inc.	35,908	1,399
* Alderwoods Group, Inc.	97,082	1,395
* Blue Nile Inc.	42,612	1,393
Bowne & Co., Inc.	95,530	1,381
The Marcus Corp.	65,095	1,381
* Coinstar, Inc.	60,090	1,363
* Conn's, Inc.	55,597	1,360
Triarc Cos., Inc. Class B	91,474	1,359
Churchill Downs, Inc.	31,940	1,357
infoUSA Inc.	115,851	1,355
Blockbuster Inc. Class A	148,604	1,355
* Skechers U.S.A., Inc.	94,584	1,349
* Cost Plus, Inc.	53,916	1,345
Gevity HR, Inc.	66,860	1,339
* Travelzoo, Inc.	40,776	1,339
* First Advantage Corp. Class A	56,966	1,328
* Insight Communications Co., Inc.	120,169	1,328
* GSI Commerce, Inc.	78,268	1,311
Lithia Motors, Inc.	45,166	1,303
Handleman Co.	78,753	1,300
* Marchex, Inc.	85,877	1,292
Ambassadors Group, Inc.	34,716	1,291
The Buckle, Inc.	29,017	1,287
* The Gymboree Corp.	94,167	1,286
* TiVo Inc.	191,753	1,281
* Midas Inc.	55,572	1,278
* Mikohn Gaming Corp.	85,749	1,263
* JAKKS Pacific, Inc.	65,655	1,261
* Teletech Holdings Inc.	153,324	1,250
* Clean Harbors Inc.	57,608	1,249
Central Parking Corp.	90,485	1,244
* Source Interlink Cos., Inc.	100,297	1,241
* Lifeline Systems, Inc.	38,406	1,234
* Jos. A. Bank Clothiers, Inc.	28,395	1,230
* Brightpoint, Inc.	55,402	1,229
* Luby's, Inc.	101,743	1,216
* Cross Country Healthcare, Inc.	71,519	1,216
* Heidrick & Struggles International, Inc.	45,502	1,187
Blair Corp.	29,893	1,181
* O'Charley's Inc.	66,389	1,172
* ValueVision Media, Inc.	96,244	1,156
* LoJack Corp.	65,669	1,153
* Build-A-Bear-Workshop, Inc.	48,355	1,134
* Guess ?, Inc.	67,973	1,127
The Topps Co., Inc.	112,103	1,124
* Universal Technical Institute Inc.	33,560	1,114

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Forrester Research, Inc.	62,092	1,107
Kenneth Cole Productions, Inc.	35,389	1,101
Cherokee Inc.	31,764	1,100
* Retail Ventures, Inc.	80,581	1,099
* Six Flags, Inc.	235,546	1,095
* SOURCECORP, Inc.	54,953	1,089
* New York & Co., Inc.	51,349	1,081
Carmike Cinemas, Inc.	35,120	1,077
* J. Jill Group, Inc.	77,834	1,070
* Hudson Highland Group, Inc.	68,350	1,066
CDI Corp.	48,500	1,063
* Krispy Kreme Doughnuts, Inc.	151,444	1,054
* Century Business Services, Inc.	260,115	1,053
* DTS Inc.	58,964	1,051
* Trans World Entertainment Corp.	88,830	1,051
* BJ's Restaurants Inc.	51,103	1,039
* Design Within Reach Inc.	56,626	1,025
* Wireless Facilities, Inc.	161,219	1,021
* Monro Muffler Brake, Inc.	34,522	1,019
* Lakes Entertainment, Inc.	65,968	1,016
National Presto Industries, Inc.	22,891	1,009
Deb Shops, Inc.	34,515	1,000
Dover Motorsports, Inc.	166,343	998
AFC Enterprises, Inc.	75,584	996
* Volt Information Sciences Inc.	41,952	996
* Rent-Way, Inc.	100,933	993
* Cumulus Media Inc.	84,014	990
* Casella Waste Systems, Inc.	82,361	988
* Nutri/System Inc.	66,950	988
Clark, Inc.	68,943	988
American Woodmark Corp.	32,741	983
* Denny's Corp.	196,290	981
Sinclair Broadcast Group, Inc.	107,686	978
* America's Car-Mart, Inc.	43,186	972
Oshkosh B' Gosh, Inc. Class A	37,356	971
Mannatech, Inc.	50,756	965
* MTR Gaming Group Inc.	82,523	961
* Steven Madden, Ltd.	53,419	949
* Dave & Busters, Inc.	51,171	944
* LKQ Corp.	34,709	942
* Worldwide Restaurant Concepts Inc.	144,362	940
Schawk, Inc.	37,142	929
* AMN Healthcare Services, Inc.	61,643	926
* 4Kids Entertainment Inc.	46,535	925
* 1-800-FLOWERS.COM, Inc.	130,371	918
Lawson Products, Inc.	23,634	917
* PriceSmart, Inc.	108,345	917
* Asbury Automotive Group, Inc.	59,389	915
* NetRatings, Inc.	66,854	909
* Deckers Outdoor Corp.	36,887	907
* Buffalo Wild Wings Inc.	29,033	906
* Spanish Broadcasting System, Inc.	90,540	904
World Wrestling Entertainment, Inc.	78,364	895

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Cabela's Inc.	41,886	895
* Charter Communications, Inc.	757,574	894
* WPT Enterprises Inc.	45,727	891
* Navigant International, Inc.	60,532	889
* West Marine, Inc.	49,189	888
* DiamondCluster International, Inc.	78,213	884
* 1-800 CONTACTS, Inc.	45,477	881
* Steinway Musical Instruments Inc.	29,692	872
* Cache, Inc.	52,123	866
* Spherion Corp.	130,798	863
Renaissance Learning, Inc.	42,428	861
* LECG Corp.	40,495	861
* Brookstone, Inc.	44,822	846
UniFirst Corp.	20,843	845
* Pegasus Solutions Inc.	75,535	842
* Beasley Broadcast Group, Inc.	57,990	840
* Earle M. Jorgensen Co.	104,000	837
Waste Industries USA, Inc.	58,986	834
Inter Parfums, Inc.	42,556	825
* Charlotte Russe Holding Inc.	66,095	824
* Drugstore.com, Inc.	197,483	824
* E. Gottschalk & Co., Inc.	73,082	822
* Perry Ellis International Corp.	34,652	811
Gray Television, Inc.	67,054	809
* Geo Group Inc.	32,188	806
Movado Group, Inc.	42,672	806
Bassett Furniture Industries, Inc.	42,315	798
* Cenveo Inc.	105,379	797
Courier Corp.	20,695	795
Books-a-Million Inc.	77,823	782
Angelica Corp.	31,719	777
* Hampshire Group, Ltd.	39,292	771
* Salem Communications Corp.	38,794	770
* Water Pik Technologies, Inc.	40,183	765
* Stamps.com Inc.	40,796	765
* iVillage Inc.	126,700	758
* Perficient, Inc.	105,478	750
* Atari, Inc.	269,729	750
* Multimedia Games Inc.	67,755	746
Stanley Furniture Co., Inc.	30,066	738
* Checkers Drive-In Restaurants, Inc.	54,200	738
* Gaming Partners International	38,791	737
Triarc Cos., Inc. Class A	45,566	734
CPI Corp.	40,449	730
* The Sportsman's Guide Inc.	38,872	729
* TRM Corp.	42,967	723
* Rocky Shoes & Boots, Inc.	22,817	713
* Wilsons The Leather Experts Inc.	107,288	712
* Kirkland's, Inc.	75,337	704
Goody's Family Clothing	95,036	701
* Universal Electronics, Inc.	42,054	698
* Rush Enterprises, Inc. Class A	52,100	695
* FTD Group, Inc.	61,229	695

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Harris Interactive Inc.	142,380	693
Dover Downs Gaming & Entertainment, Inc.	51,944	689
* Regent Communications, Inc.	116,722	685
* Fisher Communications, Inc.	14,425	682
Startek, Inc.	41,208	677
* Benihana Inc. Class A	46,747	668
Frisch's Restaurants, Inc.	26,650	666
* Oneida Ltd.	264,590	661
Russ Berrie and Co., Inc.	51,553	660
* Navarre Corp.	82,584	660
Saucony Inc.	28,939	660
* Barrett Business Services, Inc.	43,414	653
Haverty Furniture Cos., Inc.	43,979	650
* Nexstar Broadcasting Group, Inc.	104,313	647
Escalade, Inc.	46,390	642
* iPass Inc.	105,790	641
* Shoe Carnival, Inc.	28,982	631
* Hollywood Media Corp.	143,757	624
* Learning Tree International, Inc.	51,576	620
* Greg Manning Auctions, Inc.	51,636	617
* EZCORP, Inc.	57,403	615
Delta Apparel, Inc.	47,018	608
* Greenfield Online, Inc.	49,471	601
bebe stores, inc	22,541	597
* Saga Communications, Inc.	42,207	591
* Franklin Covey Co.	77,106	588
* Scope Industries	8,400	587
* Sharper Image Corp.	45,916	585
Ambassadors International, Inc.	42,612	582
* PDI, Inc.	46,244	570
* Hartmarx Corp.	56,545	569
* Casual Male Retail Group, Inc.	77,627	567
* Kforce Inc.	66,519	563
CSS Industries, Inc.	16,548	560
Bon-Ton Stores, Inc.	28,823	558
Boston Acoustics, Inc.	32,069	555
* Famous Dave's of America, Inc.	56,133	554
Thomas Nelson, Inc.	25,156	547
* Party City Corp.	45,562	547
* SM&A Corp.	60,819	546
* Nobel Learning Communities, Inc.	62,787	544
* Playboy Enterprises, Inc. Class B	41,714	540
* RedEnvelope, Inc.	49,729	536
* Evci Career Colleges Holding Corp.	84,250	531
* Rubio's Restaurants, Inc.	50,680	530
* Restoration Hardware, Inc.	63,449	519
* The Smith & Wollensky Restaurant Group, Inc.	84,370	514
L.S. Starrett Co. Class A	27,700	505
* NIC Inc.	109,274	505
* Rentrak Corp.	56,027	504
* ParkerVision, Inc.	81,404	501
* Department 56 Inc.	47,491	487
Libbey, Inc.	30,347	480

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Young Broadcasting Inc.	114,767	476
* SITEL Corp.	225,349	475
Syms Corp.	31,990	470
* PC Connection, Inc.	75,506	470
* E Com Ventures, Inc.	35,442	470
* Outdoor Channel Holdings Inc.	34,059	469
* Buca, Inc.	89,193	466
* Zones, Inc.	112,385	463
* PeopleSupport Inc.	50,725	463
* First Consulting Group, Inc.	88,564	454
* Friendly Ice Cream Corp.	41,615	454
* Rural/Metro Corp.	52,523	453
* Bombay Co.	79,374	452
* LodgeNet Entertainment Corp.	26,740	444
* Alloy, Inc.	85,135	438
* Register.com, Inc.	58,237	437
* Celebrate Express, Inc.	32,148	435
CNS, Inc.	18,929	433
* Franklin Electronic Publishers, Inc.	112,261	431
Knape & Vogt Manufacturing Co.	35,957	430
* Mothers Work, Inc.	32,625	427
* Riviera Holdings Corp.	18,800	426
* Wyndham International, Inc. Class A	377,950	420
Traffix, Inc.	83,544	419
* ICT Group, Inc.	40,061	417
Flexsteel Industries, Inc.	29,596	416
* Intermix Media Inc.	49,500	414
* Autobytel Inc.	84,883	410
* GameStop Corp. Class B	13,699	410
* Parlux Fragrances, Inc.	14,785	409
* Exponent, Inc.	14,063	402
* Lodgian, Inc.	39,100	402
* Tandy Leather Factory, Inc.	87,100	398
* The Wet Seal, Inc. Class A	58,648	398
* Interstate Hotels & Resorts, Inc.	80,881	397
Rock of Ages Corp.	63,642	395
* Lightbridge, Inc.	63,062	394
* Systemax Inc.	58,119	391
* A.T. Cross Co. Class A	91,590	390
Hancock Fabrics, Inc.	56,168	373
* Glacier Water Services, Inc.	17,000	373
Sturm, Ruger & Co., Inc.	44,112	369
* Fox and Hound Restaurant Group	30,715	367
* Foodarama Supermarkets, Inc.	10,241	366
* EasyLink Services Corp.	363,690	360
* Majesco Entertainment Co.	54,532	357
* Competitive Technologies, Inc.	53,664	354
* Providence Service Corp.	14,209	353
Outlook Group Corp.	40,274	350
Haggar Corp.	16,339	332
* Medical Staffing Network Holdings, Inc.	66,025	327
Craftmade International, Inc.	19,943	323
Action Performance Cos., Inc.	36,327	320

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
ARK Restaurants Corp.	10,403	303
* Strategic Distribution, Inc.	28,930	303
* eCOST.com Inc.	73,541	301
* Neoforma, Inc.	44,232	299
* Management Network Group Inc.	134,507	296
* U.S. Home Systems, Inc.	58,619	294
* Gaiam, Inc.	42,027	293
* Applica Inc.	90,434	292
* Image Entertainment, Inc.	103,924	292
* Correctional Services Corp.	99,919	285
Bowl America, Inc. Class A	20,176	282
* Medialink Worldwide, Inc.	91,736	279
* McCormick & Schmick's Seafood Restaurants, Inc.	17,529	277
* Miva Inc.	59,133	274
* WebSideStory, Inc.	18,500	271
* Playboy Enterprises Inc. Class A	22,850	262
* On Assignment, Inc.	51,415	256
* 24/7 Real Media, Inc.	60,277	247
* Internap Network Services Corp.	517,204	243
* Raindance Communications, Inc.	115,606	240
* Gander Mountain Co.	21,005	239
Lifetime Hoan Corp.	12,231	239
* Bluefly, Inc.	132,348	238
* eMerge Interactive, Inc.	366,319	238
* The Boyds Collection, Ltd.	133,755	238
* Digital Generation Systems	236,886	237
* PLATO Learning, Inc.	31,934	236
* Cosi, Inc.	34,091	235
* LookSmart, Ltd.	303,494	225
* American Technology Corp.	37,869	218
* SPEEDUS Corp.	146,528	216
* Candie's, Inc.	32,143	214
* Bally Total Fitness Holding Corp.	65,837	213
* CoActive Marketing Group, Inc.	73,899	211
* The Princeton Review, Inc.	36,188	211
* Interchange Corp.	27,723	211
* Tweeter Home Entertainment Group, Inc.	83,649	209
* MPW Industrial Services Group, Inc.	100,320	205
* PetMed Express, Inc.	25,024	193
* Empire Resorts Inc.	47,635	193
* Enesco Group, Inc.	62,495	187
* PC Mall, Inc.	41,520	182
* Cornell Companies, Inc.	13,313	179
* Verticalnet, Inc.	255,191	179
* NTN Communications, Inc.	94,622	178
* Standard Parking Corp.	10,902	178
* APAC Teleservices, Inc.	205,892	165
* Max & Erma's Restaurant, Inc.	11,205	164
* Onvia.com, Inc.	31,866	157
* Metro One Telecommunications, Inc.	195,662	157
* Brillian Corp.	59,409	156
* Emerson Radio Corp.	55,351	154
Weyco Group, Inc.	7,754	153

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
Fedders Corp.	68,607	151
* Pegasus Communications Corp.	41,504	149
* Concord Camera Corp.	119,114	149
* Nitches Inc.	33,141	146
* Spherix Inc.	84,472	144
Cadmus Communications	8,000	144
* Integrated Alarm Services Group, Inc.	32,199	141
* Gartner, Inc. Class B	13,252	140
* Innodata Isogen, Inc.	47,645	140
* Rainmaker Systems, Inc.	235,209	139
* J. Alexander's Corp.	15,000	133
* Youbet.com, Inc.	26,200	130
* Johnson Outdoors Inc.	7,174	129
* REX Stores Corp.	8,908	129
* Shoe Pavilion, Inc.	23,520	111
* RemedyTemp, Inc.	12,500	111
* Acme Communications, Inc.	27,060	109
* Innotrac Corp.	11,507	93
* Finlay Enterprises, Inc.	7,446	93
* PlanetOut, Inc.	10,341	90
* Fastclick, Inc.	9,500	86
* Whitehall Jewellers, Inc.	12,396	85
* Ashworth, Inc.	9,351	84
* AMS Health Sciences, Inc.	41,000	84
* Concorde Career College	5,800	79
* Mayor's Jeweler's, Inc.	138,892	79
* Paxson Communications Corp.	125,842	76
* COMFORCE Corp.	33,900	67
* VCampus Corp.	62,830	63
* Collectors Universe, Inc.	3,590	63
* Salton, Inc.	53,591	61
* Protection One, Inc.	3,280	59
* Big Dog Holdings, Inc.	9,300	58
* Knology, Inc.	28,000	55
* The Knot, Inc.	7,979	53
Cutter & Buck Inc.	3,947	51
* Rush Enterprises, Inc. Class B	3,700	50
ILX Resorts Inc.	5,000	48
* Aptimus, Inc.	2,363	46
Aaron Rents, Inc.	2,025	46
* MediaBay, Inc.	83,112	44
* Gallery of History, Inc.	14,440	40
Superior Uniform Group, Inc.	2,799	39
* Rockford Corp.	9,728	36
* HyperFeed Technologies, Inc.	13,778	28
* Winmark Corp.	1,099	22
* LQ Corp. Inc.	8,638	18
* Delta Woodside Industries, Inc.	27,175	18
* Mac-Gray Corp.	1,800	17
* America Online Latin America, Inc.	244,997	14
* SPAR Group, Inc.	5,200	11
* Calton, Inc.	15,400	7
Hooker Furniture Corp.	400	7

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Singing Machine Co., Inc.	6,000	4
* Gadzooks, Inc.	92,160	4
* Bush Industries, Inc. (Escrow)	55,432	3
* TeamStaff, Inc.	1,200	2
* Radio One, Inc. Class D	126	2
* Security Capital Corp. Class A	100	1
Harrah's Entertainment, Inc.	15	1
* Learning Care Group, Inc.	200	1
* Panavision, Inc.	174	1
* iVow, Inc.	1,300	1
* Synergy Brands Inc.	25	—

		1,985,439

Consumer Staples (2.4%)
Kraft Foods Inc.	807,220	25,678
Whole Foods Market, Inc.	199,396	23,589
* Constellation Brands, Inc. Class A	594,290	17,532
* Dean Foods Co.	457,856	16,135
Tyson Foods, Inc.	767,876	13,668
J.M. Smucker Co.	178,471	8,377
* Smithfield Foods, Inc.	269,374	7,346
Church & Dwight, Inc.	189,483	6,859
Hormel Foods Corp.	215,973	6,334
* Del Monte Foods Co.	564,246	6,077
PepsiAmericas, Inc.	219,446	5,631
* Rite Aid Corp.	1,117,033	4,669
* NBTY, Inc.	167,637	4,349
* Performance Food Group Co.	143,415	4,333
Ralcorp Holdings, Inc.	90,684	3,732
Longs Drug Stores, Inc.	83,306	3,586
Flowers Foods, Inc.	100,578	3,556
Chiquita Brands International, Inc.	127,110	3,490
Universal Corp. (VA)	78,344	3,430
* 7-Eleven, Inc.	111,761	3,380
Ruddick Corp.	130,085	3,321
Casey's General Stores, Inc.	153,155	3,036
Sensient Technologies Corp.	144,763	2,984
* Hansen Natural Corp.	33,562	2,843
Tootsie Roll Industries, Inc.	93,366	2,731
Weis Markets, Inc.	53,981	2,094
* Hain Celestial Group, Inc.	107,254	2,091
* The Great Atlantic & Pacific Tea Co., Inc.	68,347	1,986
Pilgrim's Pride Corp.	57,213	1,953
Seaboard Corp.	1,171	1,949
Sanderson Farms, Inc.	42,054	1,911
Lance, Inc.	90,685	1,561
* Peet's Coffee & Tea Inc.	46,321	1,530
J & J Snack Foods Corp.	28,046	1,468
Alliance One International, Inc.	224,147	1,347
Schweitzer-Mauduit International, Inc.	41,741	1,299
Vector Group Ltd.	67,504	1,254
Nash-Finch Co.	28,706	1,055

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
Coca-Cola Bottling Co.	19,537	987
* Boston Beer Co., Inc. Class A	42,797	960
Nature's Sunshine Inc.	54,897	957
American Italian Pasta Co.	45,048	947
* John B. Sanfilippo & Son, Inc.	39,127	902
* Smart & Final Inc.	70,619	865
* Green Mountain Coffee Roasters, Inc.	25,003	848
Farmer Brothers, Inc.	36,978	823
* M&F Worldwide Corp.	61,350	820
* Wild Oats Markets Inc.	67,669	775
* Star Scientific, Inc.	153,686	687
* Lifeway Foods, Inc.	53,819	672
Ingles Markets, Inc.	48,202	664
* National Beverage Corp.	81,020	647
* Pathmark Stores, Inc.	72,496	635
* Provide Commerce Inc.	27,000	583
* Herbalife Ltd.	26,727	578
* Spartan Stores, Inc.	36,504	536
Golden Enterprises Inc.	116,093	469
* Maui Land & Pineapple Co., Inc.	11,377	433
Arden Group Inc. Class A	5,251	416
* Monterey Pasta Co.	127,926	399
* Omega Protein Corp.	49,446	312
Reliv' International, Inc.	24,785	260
* Nutraceutical International Corp.	15,857	212
* Food Technology Service, Inc.	181,836	185
Imperial Sugar Co.	8,509	132
* Cruzan International Inc.	4,500	116
Village Super Market Inc. Class A	1,900	102
* Medifast, Inc.	32,309	98
* Weider Nutritional International, Inc.	19,307	86
Cal-Maine Foods, Inc.	12,199	74
* Diedrich Coffee, Inc.	13,550	64
* Vermont Pure Holdings, Ltd.	600	1
* Nutrition 21 Inc.	200	—

		225,409

Financial Services (24.8%)
Genworth Financial Inc.	1,432,034	43,290
Legg Mason Inc.	336,582	35,042
The Chicago Mercantile Exchange	104,982	31,022
General Growth Properties Inc. REIT	727,127	29,878
Vornado Realty Trust REIT	322,941	25,964
Hudson City Bancorp, Inc.	1,828,848	20,867
Popular, Inc.	816,955	20,579
Boston Properties, Inc. REIT	285,914	20,014
Public Storage, Inc. REIT	315,961	19,985
Fidelity National Financial, Inc.	528,964	18,879
Avalonbay Communities, Inc. REIT	222,379	17,968
Kimco Realty Corp. REIT	304,025	17,910
Host Marriott Corp. REIT	971,691	17,005
Everest Re Group, Ltd.	172,100	16,005

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
TD Banknorth, Inc.	534,287	15,922
Hibernia Corp. Class A	479,712	15,917
Developers Diversified Realty Corp. REIT	330,708	15,199
Commerce Bancorp, Inc.	492,163	14,917
White Mountains Insurance Group Inc.	22,774	14,368
iStar Financial Inc. REIT	343,707	14,295
Old Republic International Corp.	559,132	14,140
Duke Realty Corp. REIT	439,471	13,914
Associated Banc-Corp	391,445	13,176
* The Dun & Bradstreet Corp.	210,232	12,961
* Ameritrade Holding Corp.	691,018	12,846
Mercantile Bankshares Corp.	242,656	12,504
New York Community Bancorp, Inc.	683,246	12,380
Radian Group, Inc.	261,562	12,351
The Macerich Co. REIT	182,082	12,209
W.R. Berkley Corp.	341,795	12,195
Allied Capital Corp.	408,800	11,900
Liberty Property Trust REIT	266,211	11,796
* AmeriCredit Corp.	451,163	11,505
UnionBanCal Corp.	167,588	11,215
AMB Property Corp. REIT	257,557	11,186
The PMI Group Inc.	286,668	11,174
Health Care Properties Investors REIT	411,745	11,134
Regency Centers Corp. REIT	192,947	11,037
A.G. Edwards & Sons, Inc.	235,972	10,654
Colonial BancGroup, Inc.	474,267	10,462
Catellus Development Corp. REIT	318,260	10,439
American Capital Strategies, Ltd.	282,604	10,205
Mills Corp. REIT	167,234	10,166
* Conseco, Inc.	462,747	10,097
United Dominion Realty Trust REIT	418,971	10,076
Assurant, Inc.	274,647	9,915
Axis Capital Holdings Ltd.	347,500	9,834
PartnerRe Ltd.	152,300	9,811
* DST Systems, Inc.	208,575	9,761
Eaton Vance Corp.	404,580	9,674
Weingarten Realty Investors REIT	245,700	9,636
First American Corp.	237,576	9,536
Federal Realty Investment Trust REIT	160,972	9,497
RenaissanceRe Holdings Ltd.	192,700	9,489
Leucadia National Corp.	245,500	9,484
TCF Financial Corp.	356,175	9,218
Sky Financial Group, Inc.	322,331	9,083
Commerce Bancshares, Inc.	179,330	9,040
City National Corp.	126,006	9,036
Protective Life Corp.	212,884	8,988
* Markel Corp.	25,958	8,800
New Plan Excel Realty Trust REIT	315,317	8,567
Thornburg Mortgage, Inc. REIT	288,888	8,415
* CheckFree Corp.	246,793	8,406
Hospitality Properties Trust REIT	190,615	8,400
Fulton Financial Corp.	466,404	8,395
Reckson Associates Realty Corp. REIT	249,863	8,383

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
Bank of Hawaii Corp.	162,503	8,247
SL Green Realty Corp. REIT	127,696	8,236
Pan Pacific Retail Properties, Inc. REIT	123,995	8,231
Rayonier Inc. REIT	153,988	8,166
Independence Community Bank Corp.	221,071	8,164
Astoria Financial Corp.	282,880	8,054
HCC Insurance Holdings, Inc.	209,061	7,917
Ventas, Inc. REIT	259,314	7,831
IndyMac Bancorp, Inc.	191,364	7,794
Valley National Bancorp	331,853	7,759
Investors Financial Services Corp.	204,691	7,741
Arthur J. Gallagher & Co.	283,580	7,694
Webster Financial Corp.	164,337	7,673
Brown & Brown, Inc.	169,459	7,615
Camden Property Trust REIT	141,515	7,606
HRPT Properties Trust REIT	611,650	7,603
New Century REIT, Inc.	146,842	7,555
Fair, Isaac, Inc.	205,846	7,513
Trizec Properties, Inc. REIT	363,135	7,470
Wilmington Trust Corp.	206,436	7,434
Arden Realty Group, Inc. REIT	203,461	7,321
CBL & Associates Properties, Inc. REIT	169,454	7,298
SEI Corp.	194,659	7,271
American National Insurance Co.	63,292	7,259
Certegy, Inc.	189,405	7,239
Mack-Cali Realty Corp. REIT	158,413	7,176
Unitrin, Inc.	143,222	7,032
Global Payments Inc.	99,850	6,770
Annaly Mortgage Management Inc. REIT	371,565	6,662
FirstMerit Corp.	254,019	6,632
StanCorp Financial Group, Inc.	86,468	6,622
Cullen/Frost Bankers, Inc.	137,908	6,571
Shurgard Storage Centers, Inc. Class A REIT	142,517	6,550
BRE Properties Inc. Class A REIT	155,759	6,519
Nationwide Financial Services, Inc.	170,449	6,467
The South Financial Group, Inc.	224,202	6,372
Whitney Holdings Corp.	192,311	6,275
Deluxe Corp.	154,317	6,265
Washington Federal Inc.	265,597	6,247
Friedman, Billings, Ramsey Group, Inc. REIT	433,488	6,199
* Alliance Data Systems Corp.	152,269	6,176
CenterPoint Properties Corp. REIT	144,716	6,121
CarrAmerica Realty Corp. REIT	169,055	6,116
Realty Income Corp. REIT	243,335	6,093
Health Care Inc. REIT	161,644	6,092
* Allmerica Financial Corp.	163,431	6,062
American Financial Realty Trust REIT	393,585	6,053
* Affiliated Managers Group, Inc.	86,005	5,877
Mercury General Corp.	107,736	5,874
Essex Property Trust, Inc. REIT	70,674	5,870
Transatlantic Holdings, Inc.	104,710	5,845
AmerUs Group Co.	120,767	5,803
* Alleghany Corp.	19,146	5,686

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
Healthcare Realty Trust Inc. REIT	145,864	5,632
* BISYS Group, Inc.	370,501	5,535
Assured Guaranty Ltd.	232,200	5,424
Montpelier Re Holdings Ltd.	156,700	5,419
East West Bancorp, Inc.	160,940	5,406
Westamerica Bancorporation	101,154	5,342
BancorpSouth, Inc.	226,240	5,339
Colonial Properties Trust REIT	121,111	5,329
Pennsylvania REIT	111,818	5,311
Taubman Co. REIT	154,257	5,259
Brandywine Realty Trust REIT	171,351	5,252
First Industrial Realty Trust REIT	131,591	5,250
GATX Corp.	152,074	5,247
* SVB Financial Group	109,313	5,236
Jefferies Group, Inc.	138,057	5,231
Pacific Capital Bancorp	139,928	5,189
* La Quinta Corp. REIT	547,646	5,110
Heritage Property Investment Trust REIT	144,756	5,069
MoneyGram International, Inc.	264,554	5,058
Prentiss Properties Trust REIT	138,495	5,047
First Niagara Financial Group, Inc.	342,080	4,988
Hudson United Bancorp	137,608	4,968
Raymond James Financial, Inc.	174,937	4,942
First Midwest Bancorp, Inc.	140,075	4,926
Highwood Properties, Inc. REIT	164,108	4,884
* Philadelphia Consolidated Holding Corp.	57,616	4,884
Nationwide Health Properties, Inc. REIT	205,421	4,850
Capitol Federal Financial	139,901	4,824
Fremont General Corp.	197,901	4,815
* WellChoice Inc.	69,277	4,813
Amegy Bancorporation, Inc.	214,995	4,812
NewAlliance Bancshares, Inc.	339,686	4,773
Park National Corp.	42,802	4,730
Waddell & Reed Financial, Inc.	254,396	4,706
Commerce Group, Inc.	75,104	4,665
Erie Indemnity Co. Class A	85,760	4,652
Ohio Casualty Corp.	191,836	4,639
Cathay General Bancorp	135,454	4,566
* Nasdaq Stock Market Inc.	241,527	4,555
UCBH Holdings, Inc.	280,320	4,552
BlackRock, Inc.	56,438	4,540
Zenith National Insurance Corp.	66,468	4,511
First BanCorp Puerto Rico	111,069	4,459
IPC Holdings Ltd.	112,278	4,448
Alexandria Real Estate Equities, Inc. REIT	60,057	4,411
Post Properties, Inc. REIT	121,753	4,396
Capital Automotive REIT	114,941	4,387
Doral Financial Corp.	264,130	4,369
Downey Financial Corp.	59,643	4,366
Reinsurance Group of America, Inc.	92,995	4,325
Old National Bancorp	201,118	4,304
Home Properties, Inc. REIT	99,837	4,295
Selective Insurance Group	86,268	4,275

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
Impac Mortgage Holdings, Inc. REIT	227,964	4,252
Crescent Real Estate, Inc. REIT	226,314	4,243
Kilroy Realty Corp. REIT	88,173	4,187
American Financial Group, Inc.	124,920	4,187
* United Rentals, Inc.	204,705	4,137
Greater Bay Bancorp	156,688	4,132
Trustmark Corp.	140,643	4,115
Newcastle Investment Corp. REIT	133,726	4,032
Commercial Federal Corp.	118,945	4,006
Citizens Banking Corp.	131,840	3,984
Westcorp, Inc.	75,897	3,979
* Kronos, Inc.	98,159	3,965
Jack Henry & Associates Inc.	216,426	3,963
Provident Financial Services Inc.	224,758	3,949
Gables Residential Trust REIT	89,512	3,870
* CapitalSource Inc.	197,053	3,868
MAF Bancorp, Inc.	90,483	3,857
Texas Regional Bancshares, Inc.	125,980	3,840
United Bankshares, Inc.	107,336	3,822
International Bancshares Corp.	134,878	3,816
Greenhill & Co., Inc.	93,981	3,807
Chittenden Corp.	139,561	3,796
Hilb, Rogal and Hamilton Co.	109,465	3,766
Wintrust Financial Corp.	71,651	3,751
American Home Mortgage Investment Corp. REIT	107,161	3,746
Washington REIT	120,009	3,744
* Danielson Holdings Corp.	306,946	3,742
Delphi Financial Group, Inc.	84,395	3,726
* ProAssurance Corp.	88,901	3,713
Endurance Specialty Holdings Ltd.	97,800	3,699
Entertainment Properties Trust REIT	78,143	3,595
* CB Richard Ellis Group, Inc.	81,939	3,594
People's Bank	117,586	3,556
Cousins Properties, Inc. REIT	117,395	3,473
The Phoenix Cos., Inc.	291,050	3,463
W Holding Co., Inc.	336,812	3,442
Lexington Corporate Properties Trust REIT	140,528	3,416
Susquehanna Bancshares, Inc.	138,062	3,395
F.N.B. Corp.	172,402	3,388
Senior Housing Properties Trust REIT	178,601	3,377
* Jones Lang Lasalle Inc.	75,697	3,348
Inland Real Estate Corp. REIT	206,398	3,319
National Financial Partners Corp.	84,427	3,304
Redwood Trust, Inc. REIT	63,768	3,290
LandAmerica Financial Group, Inc.	55,211	3,278
FactSet Research Systems Inc.	91,351	3,274
Novastar Financial, Inc. REIT	83,287	3,261
Provident Bankshares Corp.	100,886	3,219
John H. Harland Co.	84,378	3,206
Umpqua Holdings Corp.	136,098	3,204
Republic Bancorp, Inc.	213,450	3,197
Commercial Net Lease Realty REIT	153,996	3,152
UICI	105,448	3,139

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
Central Pacific Financial Co.	86,996	3,097
* CNA Financial Corp.	107,645	3,059
Brookline Bancorp, Inc.	187,933	3,056
Glimcher Realty Trust REIT	109,276	3,032
* First Federal Financial Corp.	50,190	2,992
Mid-America Apartment Communities, Inc. REIT	65,006	2,953
First Commonwealth Financial Corp.	213,489	2,925
* GFI Group Inc.	81,871	2,915
Trustreet Properties, Inc. REIT	175,435	2,914
TrustCo Bank NY	221,926	2,898
* International Securities Exchange, Inc.	114,451	2,874
CVB Financial Corp.	145,033	2,854
* The First Marblehead Corp.	81,019	2,841
R.L.I. Corp.	63,409	2,828
Platinum Underwriters Holdings, Ltd.	88,600	2,819
* Alexander's, Inc. REIT	11,330	2,818
First Citizens BancShares Class A	19,324	2,793
LaSalle Hotel Properties REIT	85,042	2,790
WFS Financial, Inc.	55,022	2,790
EastGroup Properties, Inc. REIT	66,206	2,788
Total System Services, Inc.	114,593	2,762
Apollo Investment Corp.	149,246	2,751
Sunstone Hotel Investors, Inc.	112,917	2,739
* Investment Technology Group, Inc.	128,865	2,709
Student Loan Corp.	12,158	2,672
CRT Properties, Inc. REIT	97,516	2,662
BankAtlantic Bancorp, Inc. Class A	140,312	2,659
Saxon Inc. REIT	154,615	2,639
UMB Financial Corp.	46,267	2,639
Corus Bankshares Inc.	47,269	2,623
S & T Bancorp, Inc.	72,528	2,618
Scottish Re Group Ltd.	108,000	2,618
National Penn Bancshares Inc.	104,758	2,617
* Sterling Financial Corp.	69,966	2,617
Alabama National BanCorporation	40,028	2,617
* Digital Insight Corp.	108,272	2,590
Maguire Properties, Inc. REIT	90,267	2,558
Santander BanCorp	101,845	2,552
Chemical Financial Corp.	76,905	2,546
Equity One, Inc. REIT	111,507	2,531
BOK Financial Corp.	54,608	2,519
* eFunds Corp.	138,782	2,497
Hancock Holding Co.	72,242	2,485
Glacier Bancorp, Inc.	94,976	2,482
Horace Mann Educators Corp.	131,173	2,469
MB Financial, Inc.	61,673	2,456
First Republic Bank	69,128	2,442
Harbor Florida Bancshares, Inc.	65,168	2,440
Spirit Finance Corp.	206,833	2,430
United Community Banks, Inc.	91,549	2,382
* Kearny Financial Corp.	199,151	2,350
AMLI Residential Properties Trust REIT	75,156	2,349
Commercial Capital Bancorp, Inc.	140,170	2,342

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
RAIT Investment Trust REIT	78,144	2,340
Interactive Data Corp.	112,390	2,335
* Arch Capital Group Ltd.	51,797	2,333
Stewart Information Services Corp.	55,428	2,328
NBT Bancorp, Inc.	97,926	2,315
Tanger Factory Outlet Centers, Inc. REIT	84,709	2,281
Corporate Office Properties Trust, Inc. REIT	77,279	2,276
Amcore Financial, Inc.	76,073	2,273
Flagstar Bancorp, Inc.	119,902	2,270
* MeriStar Hospitality Corp. REIT	263,878	2,269
Glenborough Realty Trust, Inc. REIT	110,179	2,269
* Euronet Worldwide, Inc.	77,992	2,267
* Wright Express Corp.	122,563	2,264
Equity Lifestyle Properties, Inc. REIT	56,779	2,258
Community Bank System, Inc.	92,514	2,256
United Fire & Casualty Co.	50,766	2,255
* Accredited Home Lenders Holding Co.	50,931	2,241
Nuveen Investments, Inc. Class A	59,526	2,239
PS Business Parks, Inc. REIT	50,317	2,237
Sovran Self Storage, Inc. REIT	48,799	2,218
Infinity Property & Casualty Corp.	63,075	2,200
Equity Inns, Inc. REIT	165,296	2,198
* FelCor Lodging Trust, Inc. REIT	151,686	2,196
Aames Investment Corp.	224,669	2,184
PFF Bancorp, Inc.	71,956	2,180
Max Re Capital Ltd.	94,862	2,172
* Knight Capital Group, Inc. Class A	284,695	2,169
BioMed Realty Trust, Inc. REIT	90,848	2,167
Sterling Bancshares, Inc.	138,645	2,157
Boston Private Financial Holdings, Inc.	85,436	2,153
Fieldstone Investment Corp. REIT	149,486	2,153
* Nelnet, Inc.	64,681	2,152
* CompuCredit Corp.	62,754	2,151
Bank Mutual Corp.	194,433	2,150
* NCO Group, Inc.	98,506	2,131
BankUnited Financial Corp.	78,637	2,126
MCG Capital Corp.	124,300	2,123
Parkway Properties Inc. REIT	41,961	2,098
First Financial Bancorp	110,851	2,095
Sun Communities, Inc. REIT	55,997	2,083
Advanta Corp. Class A	80,247	2,064
Frontier Financial Corp.	81,677	2,063
* Instinet Group Inc.	392,585	2,057
Westbanco Inc.	68,328	2,051
Hanmi Financial Corp.	122,539	2,046
First Charter Corp.	93,058	2,044
Alfa Corp.	138,763	2,043
Financial Federal Corp.	52,852	2,042
Digital Realty Trust, Inc.	117,169	2,036
* Universal American Financial Corp.	88,417	2,000
U-Store-It Trust	104,613	1,993
* Argonaut Group, Inc.	86,263	1,992
Cohen & Steers, Inc.	95,779	1,974

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
National Health Investors REIT	70,319	1,974
* USI Holdings Corp.	151,183	1,947
* United America Indemnity, Ltd.	112,868	1,940
Mid-State Bancshares	69,855	1,940
Omega Healthcare Investors, Inc. REIT	150,459	1,935
Anthracite Capital Inc. REIT	162,608	1,927
First Financial Bankshares, Inc.	54,993	1,861
Prosperity Bancshares, Inc.	64,995	1,860
Getty Realty Holding Corp. REIT	67,111	1,859
* Triad Guaranty, Inc.	36,202	1,824
* World Acceptance Corp.	60,140	1,807
* Metris Cos., Inc.	124,722	1,803
Strategic Hotel Capital, Inc. REIT	99,637	1,793
* Portfolio Recovery Associates, Inc.	42,146	1,771
Fidelity Bankshares, Inc.	66,072	1,752
Innkeepers USA Trust REIT	116,506	1,741
* Piper Jaffray Cos., Inc.	56,981	1,734
* Sotheby's Holdings Class A	126,364	1,731
* National Western Life Insurance Co. Class A	8,875	1,721
State Auto Financial Corp.	55,066	1,709
Northwest Bancorp, Inc.	80,109	1,703
Anchor Bancorp Wisconsin Inc.	56,277	1,703
NDCHealth Corp.	93,780	1,685
* HealthExtras, Inc.	82,920	1,664
Safety Insurance Group, Inc.	48,910	1,651
Independent Bank Corp. (MI)	57,926	1,647
Saul Centers, Inc. REIT	45,277	1,646
* Advent Software, Inc.	80,424	1,629
ECC Capital Corp.	244,286	1,627
Charter Financial Corp.	45,882	1,603
PXRE Group Ltd.	63,400	1,599
First Community Bancorp	32,723	1,554
Irwin Financial Corp.	69,893	1,551
* iPayment Holdings, Inc.	42,390	1,548
* United PanAm Financial Corp.	56,472	1,548
Sterling Financial Corp. (PA)	71,747	1,529
Gold Banc Corp., Inc.	104,954	1,527
City Holding Co.	41,738	1,524
Harleysville National Corp.	65,719	1,522
MFA Mortgage Investments, Inc. REIT	203,063	1,513
PrivateBancorp, Inc.	42,627	1,508
Universal Health Realty Income REIT	39,441	1,503
Advance America Cash Advance Centers Inc.	93,642	1,498
Bank of the Ozarks, Inc.	45,405	1,491
Town & Country Trust REIT	52,191	1,488
Main Street Banks, Inc.	58,158	1,481
Dime Community Bancshares	97,102	1,476
Aspen Insurance Holdings Ltd.	53,200	1,466
Global Signal, Inc. REIT	38,730	1,458
Community Trust Bancorp Inc.	44,447	1,454
FBL Financial Group, Inc. Class A	52,341	1,445
Cash America International Inc.	70,820	1,425
KNBT Bancorp Inc.	93,310	1,408

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
Acadia Realty Trust REIT	75,399	1,406
BancFirst Corp.	16,119	1,402
Affordable Residential Communities REIT	104,872	1,400
Midland Co.	39,702	1,397
* Credit Acceptance Corp.	93,720	1,395
Arbor Realty Trust, Inc. REIT	48,324	1,387
21st Century Insurance Group	92,970	1,380
R & G Financial Corp. Class B	77,202	1,366
American Equity Investment Life Holding Co.	114,426	1,359
Provident New York Bancorp, Inc.	111,680	1,352
Great Southern Bancorp, Inc.	43,114	1,349
Gabelli Asset Management Inc.	30,503	1,348
First Merchants Corp.	53,999	1,342
IBERIABANK Corp.	21,745	1,340
WSFS Financial Corp.	24,452	1,338
* Asset Acceptance Capital Corp.	51,525	1,335
Independent Bank Corp. (MA)	46,934	1,324
Odyssey Re Holdings Corp.	53,466	1,320
Bristol West Holdings, Inc.	71,544	1,309
* Navigators Group, Inc.	37,616	1,300
Partners Trust Financial Group, Inc.	120,503	1,287
U.S.B. Holding Co., Inc.	54,956	1,286
Sandy Spring Bancorp, Inc.	36,623	1,283
* Criimi Mae, Inc. REIT	58,190	1,271
Suffolk Bancorp	38,906	1,256
Unizan Financial Corp.	46,389	1,243
Simmons First National Corp.	45,749	1,240
* Franklin Bank Corp.	66,060	1,239
Placer Sierra Bancshares	45,433	1,239
Yardville National Bancorp	34,280	1,226
Cascade Bancorp	57,868	1,218
* Primus Guaranty, Ltd.	84,000	1,216
ASTA Funding, Inc.	43,731	1,215
Investors Real Estate Trust REIT	125,526	1,213
* ITLA Capital Corp.	22,479	1,212
Integra Bank Corp.	53,444	1,209
First Financial Holdings, Inc.	40,418	1,209
Ramco-Gershenson Properties Trust REIT	41,272	1,208
HomeBanc Corp. REIT	132,735	1,207
Harleysville Group, Inc.	57,457	1,200
Sterling Bancorp	56,217	1,200
McGrath RentCorp	50,384	1,194
* American Physicians Capital, Inc.	32,057	1,191
Columbia Banking System, Inc.	48,314	1,189
Flushing Financial Corp.	64,407	1,185
Capital Trust Class A REIT	35,444	1,184
TriCo Bancshares	52,388	1,170
Capital City Bank Group, Inc.	28,781	1,163
* Eurobancshares, Inc.	71,968	1,155
MortgageIT Holdings Inc. REIT	63,082	1,151
Bedford Property Investors, Inc. REIT	50,010	1,151
Presidential Life Corp.	66,463	1,137
United Community Financial Corp.	103,894	1,137

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* PICO Holdings, Inc.	38,174	1,136
* Ocwen Financial Corp.	167,683	1,134
Anworth Mortgage Asset Corp. REIT	114,473	1,126
Gramercy Capital Corp. REIT	45,649	1,117
* CNA Surety Corp.	75,016	1,114
Correctional Properties Trust REIT	39,184	1,109
Kite Realty Group Trust REIT	73,451	1,102
First Busey Corp.	56,953	1,100
TierOne Corp.	40,436	1,097
Washington Trust Bancorp, Inc.	39,475	1,092
Net.Bank, Inc.	115,536	1,077
* FPIC Insurance Group, Inc.	36,598	1,073
DiamondRock Hospitality Co. REIT	94,417	1,067
Farmers Capital Bank Corp.	30,776	1,066
Capital Corp. of the West	38,354	1,064
Banner Corp.	37,324	1,045
State Financial Services Corp. Class A	25,719	1,035
* First Cash Financial Services, Inc.	48,349	1,033
* Lazard Ltd. Class A	44,200	1,028
* Collegiate Funding Services, Inc.	70,300	1,025
* Ace Cash Express, Inc.	40,084	1,025
* Central Coast Bancorp	56,562	1,024
Midwest Banc Holdings, Inc.	52,983	1,022
First Place Financial Corp.	50,758	1,020
* Virginia Commerce Bancorp, Inc.	41,875	1,019
SWS Group, Inc.	59,270	1,018
* Signature Bank	41,561	1,014
* eSPEED, Inc. Class A	113,186	1,008
S.Y. Bancorp, Inc.	44,106	1,008
* First Acceptance Corp.	106,521	1,008
* Boykin Lodging Co. REIT	74,576	999
* Sun Bancorp, Inc. (NJ)	48,194	996
* MarketAxess Holdings, Inc.	88,140	996
GMH Communities Trust	71,788	994
* CCC Information Services Group	41,482	993
* Texas Capital Bancshares, Inc.	50,165	990
Seacoast Banking Corp. of Florida	50,259	990
* Encore Capital Group, Inc.	58,210	990
* ZipRealty, Inc.	76,748	985
Extra Space Storage Inc. REIT	68,709	985
Renasant Corp.	31,918	982
First Financial Corp. (IN)	34,051	978
Capitol Bancorp Ltd.	29,036	976
optionsXpress Holdings Inc.	64,155	975
First Source Corp.	42,495	975
Baldwin & Lyons, Inc. Class B	40,301	971
* Marlin Business Services Inc.	48,139	968
Ashford Hospitality Trust REIT	89,452	966
Winston Hotels, Inc. REIT	85,505	963
Crawford & Co. Class B	129,084	958
Oriental Financial Group Inc.	61,872	944
* Huron Consulting Group Inc.	40,044	943
Kansas City Life Insurance Co.	19,597	942

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
Abington Community Bankcorp, Inc.	75,865	939
* E-LOAN, Inc.	280,730	938
* LaBranche & Co. Inc.	148,082	933
* Community Bancorp	29,878	927
Columbia Bancorp	25,377	925
United Security Bancshares, Inc.	29,781	916
Highland Hospitality Corp. REIT	87,279	912
* Cardinal Financial Corp.	95,953	901
* PMA Capital Corp. Class A	101,853	899
Old Second Bancorp, Inc.	30,726	894
Luminent Mortgage Capital, Inc. REIT	82,508	890
Value Line, Inc.	22,674	890
* AmericanWest Bancorporation	44,525	888
* Tradestation Group Inc.	102,939	883
Urstadt Biddle Properties Class A REIT	50,755	879
OceanFirst Financial Corp.	39,014	878
Sanders Morris Harris Group Inc.	50,965	877
ABC Bancorp	48,244	872
* Stifel Financial Corp.	36,048	871
Associated Estates Realty Corp. REIT	94,317	871
First Potomac REIT	35,070	870
Government Properties Trust, Inc. REIT	89,364	869
* Citizens, Inc.	142,253	868
Donegal Group Inc.	48,876	864
Pennfed Financial Services, Inc.	51,169	864
Summit Bancshares, Inc.	49,726	860
* Ceres Group, Inc.	141,007	857
Omega Financial Corp.	27,588	857
* Capital Crossing Bank	25,023	853
Education Realty Trust, Inc.	46,436	850
Great American Financial Resources, Inc.	42,260	837
Horizon Financial Corp.	37,694	837
Sizeler Property Investors, Inc. REIT	63,159	834
* S1 Corp.	176,836	833
Calamos Asset Management, Inc.	30,232	824
Bank of Granite Corp.	42,320	810
* Banc Corp.	76,412	808
* TNS Inc.	34,344	803
* Dollar Financial Corp.	74,911	795
* National Interstate Corp.	39,266	788
Medallion Financial Corp.	82,803	782
NYMAGIC, Inc.	33,169	774
Interchange Financial Services Corp.	41,897	769
Capital Title Group, Inc.	112,867	767
First Indiana Corp.	25,766	764
Sound Federal Bancorp Inc.	47,267	764
BWC Financial Corp.	29,569	761
* Heritage Commerce Corp.	41,397	760
American Land Lease, Inc. REIT	34,414	754
Cavalry Bancorp, Inc.	33,079	753
Taylor Capital Group, Inc.	19,000	746
HMN Financial, Inc.	23,658	745
North Valley Bancorp	43,375	744

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
Affirmative Insurance Holdings, Inc.	46,332	734
LSB Bancshares, Inc.	40,391	725
West Coast Bancorp	29,383	717
Century Bancorp, Inc. Class A	23,611	715
* Quanta Capital Holdings Ltd.	114,200	711
FNB Financial Services Corp.	38,620	705
Mainsource Financial Group, Inc.	38,764	701
Tompkins Trustco, Inc.	16,136	700
Heritage Financial Corp.	31,761	697
American Campus Communities, Inc. REIT	30,700	696
Cedar Shopping Centers, Inc. REIT	47,200	696
Nara Bancorp, Inc.	47,154	692
Lakeland Financial Corp.	16,761	682
LTC Properties, Inc. REIT	32,934	682
* SCPIE Holdings Inc.	59,535	678
CoBiz Inc.	37,354	677
BNP Residential Properties, Inc. REIT	41,800	669
* Bankrate, Inc.	33,170	668
* Hypercom Corp.	102,211	661
Union Bankshares Corp.	17,106	661
* Republic First Bancorp, Inc.	48,640	657
California National Bancorp	57,131	654
Parkvale Financial Corp.	24,031	652
Merchants Bancshares, Inc.	24,677	647
Chester Valley Bancorp	25,968	643
Arrow Financial Corp.	23,060	642
Urstadt Biddle Properties REIT	38,700	640
Bay View Capital Corp.	41,364	640
First of Long Island Corp.	15,213	634
* Pacific Mercantile Bancorp	44,032	621
Republic Bancorp, Inc. Class A	28,574	620
Community Banks, Inc.	23,923	620
Home Federal Bancorp, Inc.	50,222	620
Newmil Bancorp, Inc.	21,189	617
MicroFinancial Inc.	129,655	615
Sunset Financial Resources, Inc.	64,500	611
BRT Realty Trust REIT	26,263	608
* TheStreet.com, Inc.	171,525	607
Clifton Savings Bancorp, Inc.	57,047	602
Home Federal Bancorp	24,726	602
Mercantile Bank Corp.	13,650	600
MutualFirst Financial Inc.	26,878	598
NASB Financial Inc.	13,622	597
* American Independence Corp.	45,052	590
Cooperative Bankshares, Inc.	31,475	588
First Albany Cos. Inc.	98,396	586
* Meadowbrook Insurance Group, Inc.	111,131	582
Commercial Bankshares, Inc.	14,965	581
CFS Bancorp, Inc.	43,701	580
Bimini Mortgage Management, Inc.	40,754	575
* Morningstar, Inc.	20,196	569
Vineyard National Bancorp Co.	18,008	568
TF Financial Corp.	20,261	568

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
West Bancorporation	29,939	563
First Financial Service Corp.	20,443	563
FLAG Financial Corp.	39,179	562
CityBank Lynnwood (WA)	18,109	562
* HomeStore, Inc.	276,064	560
PVF Capital Corp.	41,499	560
Timberland Bancorp, Inc.	24,819	559
FirstBank Corp.	20,610	559
Wainwright Bank & Trust Co.	49,921	557
* Matrix Bancorp, Inc.	44,408	555
German American Bancorp	40,115	553
Greater Community Bancorp	34,360	552
Unity Bancorp, Inc.	45,894	549
Hanover Capital Mortgage Holdings, Inc. REIT	52,000	549
First Community Bancshares, Inc.	16,757	545
Independence Holding Co.	30,840	544
* QC Holdings Inc.	37,611	543
* Willis Lease Finance Corp.	67,845	543
First Oak Brook Bancshares, Inc.	19,167	541
Pennrock Financial Services Corp.	15,070	541
* Electro Rent Corp.	37,185	541
Monmouth Real Estate Investment Corp. REIT	64,531	539
* KMG America Corp.	54,174	538
Guaranty Federal Bancshares, Inc.	23,189	535
First Bancorp (NC)	24,086	533
Tower Group, Inc.	34,095	533
Merrill Merchants Bancshares, Inc.	24,191	532
First State Bancorporation	27,545	531
New York Mortgage Trust, Inc. REIT	58,100	527
* Rewards Network Inc.	97,452	526
K-Fed Bancorp	43,138	526
Greater Delaware Valley Savings Bank	23,006	523
Camden National Corp.	15,803	518
Citizens South Banking Corp.	40,213	510
* CyberSource Corp.	69,272	506
American Mortgage Acceptance Co. REIT	33,428	506
Foothill Independent Bancorp	25,229	505
Willow Grove Bancorp, Inc.	34,374	504
Mission West Properties Inc. REIT	49,017	503
One Liberty Properties, Inc. REIT	24,300	503
Peoples Community Bancorp	25,146	501
Peoples Bancorp of North Carolina	26,956	496
Supertel Hospitality, Inc.	115,573	486
PFS Bancorp, Inc.	21,458	485
Jefferson Bancshares, Inc.	37,600	481
Ohio Valley Banc Corp.	18,651	479
Peoples Bancorp, Inc.	17,900	479
Capstead Mortgage Corp. REIT	57,776	478
Royal Bancshares of Pennsylvania, Inc.	20,098	477
Oak Hill Financial, Inc.	16,308	476
Community Capital Corp.	21,210	470
* The Bancorp Inc.	26,874	469
Capital Bank Corp.	30,814	464

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
Coastal Financial Corp.	31,461	464
MBT Financial Corp.	24,073	463
Vesta Insurance Group, Inc.	177,565	462
Macatawa Bank Corp.	13,267	460
Agree Realty Corp. REIT	15,121	457
Financial Institutions, Inc.	25,164	453
First M&F Corp.	13,303	452
* First Regional Bancorp	6,822	451
Rainier Pacific Financial Group Inc.	28,655	446
Citizens & Northern Corp.	14,146	442
* Aether Systems, Inc.	133,921	441
* Newtek Business Services, Inc.	195,227	439
United Mobile Homes, Inc. REIT	29,006	436
Gladstone Capital Corp.	18,624	436
Direct General Corp.	23,340	434
Capital Lease Funding, Inc. REIT	39,817	432
Lakeland Bancorp, Inc.	27,600	431
The Washington Savings Bank	46,500	430
GB&T Bancshares, Inc.	18,100	430
Atlantic Coast Federal Corp.	34,729	430
BKF Capital Group, Inc.	11,090	420
Peoples BancTrust Co., Inc.	26,200	419
* Seabright Insurance Holdings	36,620	419
NGP Capital Resources Co.	28,000	418
* Northern Empire Bancshares	13,356	413
Provident Financial Holdings, Inc.	14,667	412
Camco Financial Corp.	30,278	412
Summit Financial Corp.	18,577	408
Interpool, Inc.	19,059	407
PMC Commercial Trust REIT	30,704	403
First Mutual Bancshares, Inc.	15,513	402
Southwest Bancorp, Inc.	19,487	399
* Consumer Portfolio Services, Inc.	87,447	396
* BNCCORP, Inc.	27,105	393
Berkshire Hills Bancorp, Inc.	11,750	392
National Health Realty Inc. REIT	20,761	386
Exchange National Bancshares, Inc.	13,766	381
BancTrust Financial Group, Inc.	19,489	381
EMC Insurance Group, Inc.	20,985	379
* PRG-Schultz International, Inc.	133,735	377
* Ameriserv Financial Inc.	70,328	376
Landmark Bancorp Inc.	14,979	376
Cross Timbers Royalty Trust	9,162	372
ProCentury Corp.	36,970	371
Virginia Financial Group, Inc.	10,532	370
FNB Corp. (VA)	12,914	362
Presidential Realty Corp. REIT	41,100	353
* Intersections Inc.	30,114	352
Capital Southwest Corp.	3,848	345
* BFC Financial Corp.	40,332	344
1st Independence Financial Group Inc.	17,382	342
Center Financial Corp.	13,634	339
* Pennsylvania Commerce Bancorp, Inc.	10,321	338

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
Westfield Financial, Inc.	13,922	337
Enterprise Financial Services Corp.	13,897	329
Sierra Bancorp	14,414	327
First United Corp.	16,274	326
Colony Bankcorp, Inc.	10,545	317
NorthStar Realty Finance Corp. REIT	29,735	312
Summit Financial Group, Inc.	9,519	311
SCBT Financial Corp.	9,803	310
Commercial National Financial Corp.	15,352	310
Heartland Financial USA, Inc.	15,791	308
Shore Bancshares, Inc.	10,785	305
* PremierWest Bancorp	20,561	305
Merchants Group, Inc.	12,450	303
Security Bank Corp.	12,980	297
Northern States Financial Corp.	10,857	295
Meta Financial Group, Inc.	14,711	294
Eastern Virginia Bankshares, Inc.	14,281	293
* Financial Industries Corp.	37,626	291
Peapack Gladstone Financial Corp.	10,419	289
State Bancorp, Inc.	12,729	288
FNB Corp. (NC)	14,430	287
* Western Sierra Bancorp	8,429	285
Center Bancorp, Inc.	25,104	285
* Carreker Corp.	49,438	271
* Transcontinental Realty Investors, Inc. REIT	12,703	270
* The Enstar Group, Inc.	3,910	265
ESB Financial Corp.	19,423	255
* Pinnacle Financial Partners, Inc.	10,500	252
* Corillian Corp.	79,230	246
* Prime Group Realty Trust REIT	33,971	245
* Standard Management Corp.	124,428	243
Delta Financial Corp.	25,312	241
Wilshire Bancorp Inc.	16,400	235
First South Bancorp, Inc.	7,371	235
Community Bancorp Inc.	7,767	232
Massbank Corp.	6,614	229
BCSB Bankcorp, Inc.	17,523	229
Pamrapo Bancorp, Inc.	9,981	222
Southside Bancshares, Inc.	10,800	221
Citizens 1st Bancorp, Inc.	10,593	219
Westwood Holdings Group, Inc.	12,126	217
Federal Agricultural Mortgage Corp. Class A	12,788	210
* Malan Realty Investors, Inc. REIT	49,200	206
Windrose Medical Properties Trust REIT	14,300	201
Greene County Bancshares	7,200	197
Hersha Hospitality Trust REIT	19,700	188
Origen Financial, Inc. REIT	25,391	188
Central Bancorp, Inc.	7,230	187
American National Bankshares Inc.	7,919	187
UnionBancorp Inc.	8,300	183
Berkshire Bancorp Inc.	9,930	181
* Harris & Harris Group, Inc.	15,200	181
* InsWeb Corp.	55,315	180

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* AmNet Mortgage Inc.	18,800	174
First Defiance Financial Corp.	6,471	173
Univest Corp. of Pennsylvania	5,665	170
Bryn Mawr Bank Corp.	8,575	164
Eagle Bancorp, Inc.	7,851	158
NBC Capital Corp.	6,307	154
AmeriVest Properties, Inc. REIT	36,702	153
Feldman Mall Properties, Inc. REIT	10,809	151
Riverview Bancorp Inc.	6,541	140
First National Lincoln Corp.	7,835	133
Yadkin Valley Bank and Trust Co.	9,129	132
* INVESTools Inc.	37,218	130
Federal Agricultural Mortgage Corp. Class C	5,805	128
Bancorp Rhode Island Inc.	3,320	122
National Bankshares, Inc.	2,614	117
* SVB Financial Services	5,300	113
Cascade Financial Corp.	6,647	112
Eagle Hospitality Properties Trust Inc.	11,400	104
Penns Woods Bancorp, Inc.	2,148	96
Fidelity Southern Corp.	6,173	95
* Bank of Marin (CA)	2,898	94
Severn Bancorp, Inc.	4,914	90
TIB Financial Corp.	3,295	89
Prospect Energy Corp.	7,000	88
MetroCorp Bancshares, Inc.	4,112	87
Smithtown Bancorp, Inc.	3,629	86
Southern Community Financial Corp.	8,611	82
Northrim Bancorp Inc.	3,442	81
Columbia Bancorp (OR)	3,966	75
Union Community Bancorp	4,543	75
PAB Bankshares, Inc.	4,838	75
* SNB Bancshares Inc. (TX)	6,607	73
Beverly Hills Bancorp Inc.	6,426	70
* Intelidata Technologies Corp.	200,883	68
Synergy Financial Group, Inc.	5,700	68
Cass Information Systems, Inc.	1,600	66
United Security Bancshares (CA)	2,452	63
* FirstCity Financial Corp.	5,000	58
SI Financial Group, Inc.	4,732	55
Centerstate Banks of Florida	1,600	52
MFB Corp.	2,002	49
Texas United Bancshares	2,700	49
Firstbank Corp.	1,700	46
C&F Financial Corp.	1,200	45
CNB Financial Corp.	2,699	40
* Jameson Inns, Inc. REIT	16,900	39
EFC Bancorp, Inc	1,100	37
* Millennium Bankshares Corp.	4,900	35
Brooke Corp.	2,532	33
Pacific Continental Corp.	2,124	32
Gateway Financial Holdings, Inc.	1,700	31
* Dearborn Bancorp, Inc.	1,181	31
Wilber Corp.	2,400	29

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
Advanta Corp. Class B	952	27
FMS Financial Corp.	1,474	26
* Ladenburg Thalmann Financial Services, Inc.	44,335	25
Monarch Community Bancorp, Inc.	2,000	24
* Specialty Underwriters' Alliance, Inc.	2,400	22
* Cash Systems, Inc.	2,640	22
Pulaski Financial Corp.	775	20
* Horizon Group Properties, Inc. REIT	3,415	19
* Prudential Bancorp, Inc. of Pennsylvania	1,000	11
Old Point Financial Corp.	306	9
Savannah Bancorp, Inc.	300	9
Gladstone Commercial Corp. REIT	500	8
* First Union Real Estate REIT	1,900	7
America First Apartment Investors, Inc. REIT	471	6
* Diamond Hill Investment Group	316	6
PAULA Financial	3,100	5
Investors Capital Holdings, Ltd.	1,200	5
* Analytical Surveys, Inc.	2,531	5
* Olympic Cascade Financial Corp.	2,900	3
Oneida Financial Corp.	200	2
* Ocean Shore Holding Co.	200	2
* NCRIC Group, Inc.	200	2
* U.S. Global Investors, Inc. Class A	200	1
* Transnational Financial Network	100	—

		2,352,629

Health Care (11.6%)
* Genentech, Inc.	1,330,471	106,810
* Coventry Health Care Inc.	328,394	23,234
* Celgene Corp.	507,279	20,682
* Sepracor Inc.	320,176	19,214
* PacifiCare Health Systems, Inc.	266,878	19,068
* Patterson Cos	421,093	18,983
* Varian Medical Systems, Inc.	406,969	15,192
* DaVita, Inc.	306,697	13,949
Omnicare, Inc.	320,128	13,583
* Triad Hospitals, Inc.	242,836	13,269
* Invitrogen Corp.	159,082	13,250
* IVAX Corp.	613,058	13,181
* Health Net Inc.	341,806	13,043
* Lincare Holdings, Inc.	304,268	12,426
* Barr Pharmaceuticals Inc.	247,486	12,062
Beckman Coulter, Inc.	189,096	12,021
DENTSPLY International Inc.	216,577	11,695
Universal Health Services Class B	177,711	11,050
* Henry Schein, Inc.	265,734	11,033
* Affymetrix, Inc.	192,774	10,396
* Charles River Laboratories, Inc.	204,187	9,852
* Renal Care Group, Inc.	208,593	9,616
* Millennium Pharmaceuticals, Inc.	942,233	8,734
* WebMD Corp.	849,853	8,728
* Covance, Inc.	192,828	8,652

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
Cooper Cos., Inc.	132,293	8,051
* Respironics, Inc.	218,612	7,894
* Advanced Medical Optics, Inc.	198,361	7,885
Dade Behring Holdings Inc.	120,587	7,839
* Edwards Lifesciences Corp.	181,935	7,827
* Cytyc Corp.	349,242	7,704
* INAMED Corp.	110,152	7,377
* LifePoint Hospitals, Inc.	139,810	7,063
* ResMed Inc.	106,922	7,056
* Cephalon, Inc.	177,104	7,051
* Pharmaceutical Product Development, Inc.	149,797	7,019
* Stericycle, Inc.	135,952	6,841
* Accredo Health, Inc.	150,074	6,813
* Amylin Pharmaceuticals, Inc.	318,280	6,662
* Protein Design Labs, Inc.	323,825	6,545
* OSI Pharmaceuticals, Inc.	157,227	6,426
* ImClone Systems, Inc.	207,287	6,420
* AMERIGROUP Corp.	156,763	6,302
* IDEXX Laboratories Corp.	100,893	6,289
* Cerner Corp.	89,206	6,063
* Sierra Health Services, Inc.	81,328	5,812
* Gen-Probe Inc.	154,357	5,592
STERIS Corp.	211,910	5,461
* Techne Corp.	117,336	5,387
* Community Health Systems, Inc.	141,710	5,355
* VCA Antech, Inc.	216,938	5,261
Medicis Pharmaceutical Corp.	165,755	5,259
* Apria Healthcare Group Inc.	149,985	5,195
* Pediatrix Medical Group, Inc.	70,194	5,162
Valeant Pharmaceuticals International	283,489	4,998
* Intuitive Surgical, Inc.	104,306	4,865
* Kinetic Concepts, Inc.	80,996	4,860
* Vertex Pharmaceuticals, Inc.	285,041	4,800
* MGI Pharma, Inc.	219,963	4,786
* Neurocrine Biosciences, Inc.	112,145	4,717
* Human Genome Sciences, Inc.	399,274	4,624
* Sybron Dental Specialties, Inc.	122,652	4,614
* United Surgical Partners International, Inc.	88,307	4,599
* Andrx Group	223,887	4,547
* Vicuron Pharmaceuticals Inc.	161,923	4,518
* Nektar Therapeutics	260,598	4,388
* Centene Corp.	127,687	4,288
* American Healthways Inc.	101,327	4,283
* Beverly Enterprises, Inc.	335,858	4,279
Invacare Corp.	96,407	4,277
* Wellcare Group Inc.	118,323	4,202
* Immucor Inc.	138,776	4,018
* Endo Pharmaceuticals Holdings, Inc.	151,489	3,981
Owens & Minor, Inc. Holding Co.	121,610	3,934
* NeighborCare Inc.	115,977	3,847
Mentor Corp.	91,902	3,812
* Martek Biosciences Corp.	97,003	3,681
Perrigo Co.	256,114	3,570

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* The Medicines Co.	151,494	3,543
* ICOS Corp.	165,360	3,501
* Ventana Medical Systems, Inc.	85,417	3,436
* American Medical Systems Holdings, Inc.	163,716	3,381
* Kindred Healthcare, Inc.	84,666	3,354
* Bio-Rad Laboratories, Inc. Class A	56,498	3,345
Diagnostic Products Corp.	70,618	3,342
* PAR Pharmaceutical Cos. Inc.	104,810	3,334
* Transkaryotic Therapies, Inc.	90,628	3,315
* Haemonetics Corp.	80,343	3,265
* Idenix Pharmaceuticals Inc.	146,579	3,178
* Alkermes, Inc.	235,232	3,110
* Magellan Health Services, Inc.	87,726	3,098
PolyMedica Corp.	85,455	3,047
* United Therapeutics Corp.	60,762	2,929
* CV Therapeutics, Inc.	130,374	2,923
* Biosite Inc.	51,691	2,842
* Sunrise Senior Living, Inc.	52,325	2,825
* Foxhollow Technologies Inc.	73,795	2,824
* Impax Laboratories, Inc.	179,805	2,823
* Genesis Healthcare Corp.	60,624	2,806
* Molina Healthcare Inc.	63,221	2,798
* CONMED Corp.	90,465	2,784
* Theravance, Inc.	162,395	2,761
* Nabi Biopharmaceuticals	179,862	2,739
* Cyberonics, Inc.	61,017	2,648
* Eon Labs, Inc.	85,881	2,631
* Kos Pharmaceuticals, Inc.	39,995	2,620
* Hologic, Inc.	65,758	2,614
* Medarex, Inc.	311,233	2,593
* Telik, Inc.	159,000	2,585
* Onyx Pharmaceuticals, Inc.	108,172	2,583
* ArthroCare Corp.	73,370	2,564
* AmSurg Corp.	90,123	2,496
* PSS World Medical, Inc.	198,307	2,469
* American Pharmaceuticals Partners, Inc.	59,120	2,439
* Kyphon Inc.	69,983	2,435
* Laserscope	58,577	2,427
* Advanced Neuromodulation Systems, Inc.	60,706	2,409
LCA-Vision Inc.	48,097	2,331
Arrow International, Inc.	72,472	2,312
* Psychiatric Solutions, Inc.	47,042	2,291
* Serologicals Corp.	106,525	2,264
* Priority Healthcare Corp. Class B	88,627	2,248
* Wright Medical Group, Inc.	82,241	2,196
* Chattem, Inc.	52,111	2,157
* K-V Pharmaceutical Co. Class A	128,077	2,145
West Pharmaceutical Services, Inc.	76,261	2,139
* IDX Systems Corp.	70,866	2,136
* Integra LifeSciences Holdings	72,832	2,127
* Symmetry Medical Inc.	89,952	2,117
* LabOne, Inc.	53,152	2,116
* Thoratec Corp.	133,687	2,051

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Salix Pharmaceuticals, Ltd.	112,800	1,992
* SurModics, Inc.	45,433	1,970
* Abgenix, Inc.	221,117	1,897
Alpharma, Inc. Class A	130,292	1,885
* Pharmion Corp.	77,070	1,789
* DJ Orthopedics Inc.	65,082	1,785
* Viasys Healthcare Inc.	78,601	1,776
* SFBC International, Inc.	45,553	1,760
* eResearch Technology, Inc.	130,274	1,744
Healthcare Services Group, Inc.	86,868	1,744
* Allscripts Healthcare Solutions, Inc.	104,617	1,738
Analogic Corp.	34,153	1,719
* Eclipsys Corp.	120,849	1,700
* Cubist Pharmaceuticals, Inc.	128,927	1,698
* Matria Healthcare, Inc.	52,043	1,677
* First Horizon Pharmaceutical Corp.	87,994	1,675
* Alexion Pharmaceuticals, Inc.	69,450	1,600
* Digene Corp.	57,608	1,595
* Aspect Medical Systems, Inc.	53,542	1,592
* Connetics Corp.	89,822	1,584
* Encysive Pharmaceuticals, Inc.	145,757	1,576
* Wilson Greatbatch Technologies, Inc.	63,953	1,528
* PRA International	56,573	1,515
* Incyte Corp.	211,719	1,514
* Momenta Pharmaceuticals, Inc.	75,186	1,486
* HealthTronics Surgical Services, Inc.	114,074	1,482
* AtheroGenics, Inc.	91,938	1,469
* SonoSite, Inc.	47,207	1,465
* PAREXEL International Corp.	73,688	1,463
* Radiation Therapy Services, Inc.	55,051	1,462
* Zymogenetics, Inc.	82,809	1,457
* Per-Se Technologies, Inc.	68,618	1,442
* OraSure Technologies, Inc.	144,035	1,439
* LifeCell Corp.	90,875	1,437
* NitroMed, Inc.	73,466	1,429
Quality Systems, Inc.	29,430	1,394
* RehabCare Group, Inc.	51,837	1,386
* ICU Medical, Inc.	42,962	1,382
* Enzo Biochem, Inc.	77,066	1,382
* BioMarin Pharmaceutical Inc.	182,357	1,366
* Bone Care International, Inc.	41,191	1,358
Landauer, Inc.	26,141	1,357
* Exelixis, Inc.	181,057	1,345
* Regeneron Pharmaceuticals, Inc.	160,119	1,343
* Symbion, Inc.	56,308	1,343
* Amedisys Inc.	35,906	1,321
* Albany Molecular Research, Inc.	93,929	1,315
Datascope Corp.	39,177	1,307
* Odyssey Healthcare, Inc.	90,107	1,299
* Eyetech Pharmaceuticals Inc.	101,619	1,284
* Noven Pharmaceuticals, Inc.	73,125	1,278
* Aastrom Biosciences, Inc.	406,891	1,274
* Ligand Pharmaceuticals Inc. Class B	182,739	1,270

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Tanox, Inc.	107,999	1,266
* New River Pharmaceuticals Inc.	42,112	1,264
* IntraLase Corp.	64,001	1,256
* Conor Medsystems, Inc.	78,142	1,199
* Alliance Imaging, Inc.	114,270	1,195
* Kensey Nash Corp.	39,458	1,193
* Myriad Genetics, Inc.	75,766	1,186
Vital Signs, Inc.	26,451	1,146
* Luminex Corp.	114,761	1,129
* Inverness Medical Innovations, Inc.	40,048	1,093
* Align Technology, Inc.	147,871	1,090
* NPS Pharmaceuticals Inc.	95,595	1,085
* TriPath Imaging, Inc.	125,592	1,075
* Merit Medical Systems, Inc.	67,893	1,046
* Molecular Devices Corp.	48,145	1,041
* Gentiva Health Services, Inc.	58,298	1,041
* Adolor Corp.	112,100	1,037
* American Retirement Corp.	70,616	1,032
* US Physical Therapy, Inc.	53,495	1,026
* Kendle International Inc.	66,488	1,007
* Lexicon Genetics Inc.	201,569	996
* Illumina, Inc.	82,382	994
* InterMune Inc.	76,247	994
* ViroPharma Inc.	139,741	971
* Res-Care, Inc.	70,752	959
* Somanetics Corp.	42,240	949
* Natus Medical Inc.	82,443	927
* Geron Corp.	119,792	927
* SciClone Pharmaceuticals, Inc.	203,477	914
* MedCath Corp.	32,717	909
* NeoPharm, Inc.	89,371	893
* DOV Pharmaceutical, Inc.	47,634	889
* American Dental Partners, Inc.	36,194	883
* VaxGen, Inc.	81,259	882
* Angiodynamics Inc.	40,021	870
* Animas Corp.	43,023	867
* Cepheid, Inc.	117,324	861
* BioScrip Inc.	143,311	860
* ImmunoGen, Inc.	145,999	845
* Nuvasive, Inc.	50,788	844
* VistaCare, Inc.	45,379	838
Young Innovations, Inc.	22,404	836
* MannKind Corp.	82,938	834
* CorVel Corp.	33,104	832
* Cantel Medical Corp.	50,790	831
Computer Programs and Systems, Inc.	22,091	823
* Candela Corp.	78,670	822
* Dendreon Corp.	156,804	820
* Hi-Tech Pharmacal Co., Inc.	25,620	816
* Collagenex Pharmaceuticals, Inc.	107,133	815
* Inspire Pharmaceuticals, Inc.	96,680	814
* Medical Action Industries Inc.	45,125	805
* ARIAD Pharmaceuticals, Inc.	120,231	801

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Columbia Laboratories Inc.	251,163	791
* Northfield Laboratories, Inc.	55,096	788
Option Care, Inc.	55,631	784
* ViaCell, Inc.	73,639	784
* Emeritus Corp.	55,130	780
* Rigel Pharmaceuticals, Inc.	39,123	779
* Cholestech Corp.	68,286	770
* Cypress Bioscience, Inc.	57,727	762
* Nastech Pharmaceutical Co., Inc.	53,488	761
* STAAR Surgical Co.	152,057	751
* PhotoMedex, Inc.	328,000	745
* Nanogen, Inc.	191,847	737
* StemCells, Inc.	173,904	732
* Durect Corp.	143,696	731
* Cell Genesys, Inc.	135,615	726
* Orchid Cellmark, Inc.	66,774	722
* Allied Healthcare International Inc.	100,461	711
* Lipid Sciences, Inc.	144,705	706
* Penwest Pharmaceuticals Co.	59,523	704
* Enzon Pharmaceuticals, Inc.	107,986	700
* Seattle Genetics, Inc.	130,387	699
* Progenics Pharmaceuticals, Inc.	33,450	698
* Biosource International Inc.	65,838	695
* Cytokinetics, Inc.	98,064	682
* BioCryst Pharmaceuticals, Inc.	134,051	681
National Healthcare Corp.	19,284	681
* Bruker BioSciences Corp.	170,139	679
* Abaxis, Inc.	62,320	678
* XOMA Ltd.	400,888	677
* America Service Group Inc.	42,743	677
* Q-Med, Inc.	72,619	671
Meridian Bioscience Inc.	35,176	667
* Orthovita, Inc.	167,913	660
* Discovery Laboratories, Inc.	90,421	659
* Omnicell, Inc.	73,449	646
* Solexa, Inc.	95,034	646
* Renovis, Inc.	41,937	640
* Palomar Medical Technologies, Inc.	26,768	640
* Zoll Medical Corp.	24,600	626
* Oxigene, Inc.	136,868	621
* Indevus Pharmaceuticals, Inc.	242,576	621
* Avanir Pharmaceuticals Class A	221,135	619
* National Medical Health Card Systems, Inc.	25,710	619
* Anika Resh inc	53,754	618
* Emisphere Technologies, Inc.	153,372	617
* Trimeris, Inc.	61,616	615
* Caliper Life Sciences, Inc.	109,565	614
* ThermoGenesis Corp.	140,757	612
* CuraGen Corp.	118,362	608
* Savient Pharmaceuticals Inc.	137,807	608
* Nuvelo, Inc.	78,566	607
* I-Flow Corp.	36,236	603
* SONUS Pharmaceuticals, Inc.	169,417	593

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Sun Healthcare Group Inc.	92,051	589
* E-Z-EM, Inc.	41,829	586
* Diversa Corp.	111,547	581
* Bradley Pharmaceuticals, Inc.	53,642	577
* Anadys Pharmaceuticals Inc.	62,861	576
* Virologic, Inc. Rights Exp. 6/13/2006	231,578	574
* Endologix, Inc.	126,784	572
* BioSphere Medical Inc.	125,753	566
* CYTOGEN Corp.	107,954	565
* Microvision, Inc.	109,886	560
* Antigenics, Inc.	102,971	557
* Radiologix Inc.	130,528	555
* Embrex, Inc.	49,665	554
Psychemedics Corp.	41,880	545
* Matrixx Initiatives, Inc.	49,023	539
* Allos Therapeutics Inc.	242,530	529
* Regeneration Technologies, Inc.	84,240	527
* IRIS International, Inc.	29,600	527
* V.I. Technologies, Inc.	96,737	522
Hooper Holmes, Inc.	125,541	521
* Oscient Pharmaceuticals	195,483	518
* Accelrys Inc.	104,517	517
* Vivus, Inc.	140,003	516
* Alnylam Pharmaceuticals Inc.	70,592	515
* Bioenvision, Inc.	70,300	512
* Keryx Biopharmaceuticals, Inc.	37,895	500
* Corixa Corp.	113,235	496
* Rita Medical Systems, Inc.	154,209	493
* Genitope Corp.	38,284	492
* Repligen Corp.	225,811	490
* Mediware Information Systems, Inc.	49,113	490
* GTC Biotherapeutics, Inc.	290,654	488
* Acadia Pharmaceuticals Inc.	57,654	484
D&K Healthcare Resources, Inc.	56,547	478
* SuperGen, Inc.	96,572	477
* Pain Therapeutics, Inc.	70,185	474
* Clarient, Inc.	271,250	469
* Dyax Corp.	99,391	469
* Covalent Group, Inc.	196,091	469
* Neurobiological Technologies, Inc.	155,052	468
* Tercica, Inc.	53,550	465
* Neogen Corp.	32,023	458
* Array BioPharma Inc.	72,516	457
* Cell Therapeutics, Inc.	167,725	455
* Advanced Magnetics, Inc.	40,507	452
* Immtech International, Inc.	40,963	451
* Netsmart Technologies, Inc.	49,744	448
* Sangamo BioSciences, Inc.	125,279	447
* Immunomedics Inc.	261,411	447
* ABIOMED, Inc.	51,870	443
* Iridex Corp.	72,670	440
* Urologix, Inc.	101,466	439
* Specialty Laboratories, Inc.	51,977	437

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Adeza Biomedical Corp.	25,720	437
* Natural Alternatives International, Inc.	52,837	434
* Fonar Corp.	359,326	431
* Maxygen Inc.	62,429	428
* VNUS Medical Technologies, Inc.	35,213	424
* Isis Pharmaceuticals, Inc.	107,591	421
* Pozen Inc.	51,220	420
* Carrington Labs Inc.	93,043	419
* Spectranetics Corp.	62,088	418
* Genaera Corp.	245,240	417
* Orthologic Corp.	106,981	414
* Bentley Pharmaceuticals, Inc.	37,790	414
* DepoMed, Inc.	94,595	413
* Vion Pharmaceuticals, Inc.	188,351	409
* Kosan Biosciences, Inc.	76,924	406
* Pharmacopeia Drug Discovery	100,268	404
* AVANT Immunotherapeutics, Inc.	345,196	404
* GTx, Inc.	40,357	401
* Guilford Pharmaceuticals, Inc.	176,083	400
* EPIX Pharmaceuticals, Inc.	45,141	399
* Encore Medical Corp.	71,474	397
* Micro Therapeutics, Inc.	97,230	387
* EntreMed, Inc.	167,490	387
* Genta Inc.	326,555	385
* Arena Pharmaceuticals, Inc.	56,467	385
* SIGA Technologies, Inc.	356,531	385
* Cortex Pharmaceuticals, Inc.	163,607	384
* CryoLife Inc.	49,445	384
* Zonagen, Inc.	101,100	383
* Pharmacyclics, Inc.	50,713	381
* Medtox Scientific, Inc.	49,318	380
BioLase Technology, Inc.	60,032	379
* Peregrine Pharmaceuticals, Inc.	391,411	376
* Synovis Life Technologies, Inc.	46,960	375
* Possis Medical Inc.	36,253	367
* Bioanalytical Systems, Inc.	62,080	367
* Barrier Therapeutics Inc.	46,175	366
* Acusphere, Inc.	76,658	366
* Third Wave Technologies	92,625	364
* Osteotech, Inc.	98,911	364
* Zila, Inc.	126,407	362
* Theragenics Corp.	110,471	356
* AVI BioPharma, Inc.	151,247	351
* Cotherix, Inc.	33,900	345
* Harvard Bioscience, Inc.	109,890	345
* Phase Forward Inc.	50,635	344
* Neurogen Corp.	49,316	336
* Immunicon Corp.	65,922	334
* Five Star Quality Care, Inc.	45,537	332
* Dexcom Inc.	26,600	332
* AP Pharma Inc.	199,227	332
* Quidel Corp.	64,016	332
* Exactech, Inc.	24,724	325

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Threshold Pharmaceuticals, Inc.	39,220	324
* Vical, Inc.	66,272	323
* Sequenom, Inc.	284,005	321
* Natrol, Inc.	114,258	320
* InKine Pharmaceutical Co., Inc.	98,969	316
* Paincare Holdings Inc.	72,335	313
* Stereotaxis Inc.	38,914	312
* Myogen, Inc.	44,193	309
* Neose Technologies, Inc.	97,484	307
* Sonic Innovations, Inc.	63,701	305
* Ista Pharmaceuticals Inc.	36,548	304
* Cardiac Science, Inc.	289,826	301
* Horizon Health Corp.	12,884	301
* Vasomedical, Inc.	412,000	301
* Compex Technologies Inc.	72,870	300
* Neurometrix Inc.	14,800	296
* Escalon Medical Corp.	44,174	296
* Hanger Orthopedic Group, Inc.	57,570	290
* Santarus Inc.	68,754	282
* Cerus Corp.	63,503	281
* Avigen, Inc.	89,749	278
* Enpath Medical, Inc.	50,797	277
* Corcept Therapeutics Inc.	44,958	259
* CardioDynamics International Corp.	161,408	258
* Introgen Therapeutics, Inc.	39,849	257
* DUSA Pharmaceuticals, Inc.	27,100	252
* The Immune Response Corp.	384,168	250
* Cellegy Pharmaceuticals, Inc.	152,146	250
* Digital Angel Corp.	64,650	246
* Hollis-Eden Pharmaceuticals, Inc.	32,673	242
* Able Laboratories, Inc.	69,188	241
* Insmed Inc.	240,313	236
* Heska Corp.	374,835	229
* OCA Inc.	121,556	229
* Conceptus, Inc.	40,359	228
* Curon Medical Inc.	334,765	228
* Curis, Inc.	58,053	226
* Corgentech Inc.	86,746	226
* Inhibitex Inc.	29,569	224
* Auxilium Pharmaceuticals, Inc.	45,208	216
* Gene Logic Inc.	63,847	211
* Novavax, Inc.	158,656	209
* Microtek Medical Holdings, Inc.	56,394	207
* Stratagene Holding Corp.	23,571	205
* Epimmune Inc.	283,530	204
* Cutera, Inc.	11,728	203
* Alfacell Corp.	91,756	203
* Hemispherx Biopharma, Inc.	107,492	200
* ArQule, Inc.	30,602	198
* Dialysis Corporation of America	9,153	198
* Large Scale Biology Corp.	197,195	191
* Advancis Pharmaceutical Corp.	107,065	184
* Axonyx Inc.	135,108	180

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Vital Images, Inc.	9,964	179
* Hythiam Inc.	31,885	179
* Ciphergen Biosystems, Inc.	91,805	175
* SRI/Surgical Express, Inc.	33,061	175
* Curative Health Services, Inc.	75,866	173
* Titan Pharmaceuticals, Inc.	93,698	171
National Research Corp.	10,540	169
Mesa Laboratories, Inc.	12,003	167
* IntraBiotics Pharmaceuticals, Inc.	45,022	158
* Sirna Therapeutics, Inc.	88,707	155
* Novoste Corp.	158,174	155
* North American Scientific, Inc.	73,949	155
* Quinton Cardiology Systems, Inc.	19,100	154
* Icagen, Inc.	18,370	143
* Digirad Corp.	26,118	140
* Physiometrix, Inc.	88,523	139
* BriteSmile, Inc.	36,793	138
* IVAX Diagnostics, Inc.	28,708	135
* Lifecore Biomedical Inc.	12,002	131
* Critical Therapeutics, Inc.	18,616	131
* Vision Sciences, Inc.	58,500	128
* Interpharm Holdings, Inc.	101,937	125
* Maxim Pharmaceuticals, Inc.	92,843	122
* Proxymed Pharmacy, Inc.	14,945	117
* Capital Senior Living Corp.	15,484	110
* Questcor Pharmaceuticals, Inc.	171,500	110
* Exact Sciences Corp.	47,163	108
* Palatin Technologies, Inc.	61,090	107
* GenVec, Inc.	57,297	105
* Genelabs Technologies, Inc.	206,686	103
* GlycoGenesys, Inc.	87,076	103
* Targeted Genetics Corp.	117,596	94
* SeraCare Life Sciences, Inc.	6,700	94
* ATS Medical, Inc.	26,852	94
* Continucare Corp.	37,898	93
* NeoRx Corp.	150,768	90
* Memory Pharmaceuticals Corp.	48,099	89
* Pharmos Corp.	36,079	88
* Aksys, Ltd.	44,391	88
* CancerVax Corp.	30,671	87
* IGI, Inc.	72,000	86
* Integrated Biopharma, Inc.	22,551	85
* The Med-Design Corp.	140,826	82
* CardioTech International, Inc.	43,654	78
* Applied Imaging Corp.	52,034	77
* Discovery Partners International	26,034	74
* HMS Holdings Corp.	10,551	70
* Caraco Pharmaceutical Laboratories, Ltd.	7,900	68
* ADVENTRX Pharmaceuticals, Inc.	29,399	68
* Sunlink Health Systems, Inc.	8,200	65
* BioTime, Inc.	108,987	63
* Dynavax Technologies Corp.	12,224	59
* Dynacq Healthcare, Inc.	10,646	56

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Alteon, Inc.	246,131	54
* Almost Family Inc.	3,842	53
* La Jolla Pharmaceutical Co.	61,644	51
* PRAECIS Pharmaceuticals Inc.	95,213	50
* NationsHealth, Inc.	8,500	47
* BioSpecifics Technologies Corp.	40,800	46
* Precision Optics Corp., Inc.	65,104	43
* Retractable Technologies, Inc.	14,168	38
* Novamed, Inc.	6,125	37
* Biopure Corp. Class A	27,994	37
* Aphton Corp.	48,010	36
* Virologic, Inc. Rights	117,215	29
* Aradigm Corp.	23,009	24
Atrion Corp.	298	22
* Metropolitan Health Networks Inc.	6,300	16
* Vascular Solutions, Inc.	1,016	12
* SCOLR Pharma Inc.	3,100	10
* Valley Forge Scientific Corp.	1,100	4
* DiaSys Corp.	15,730	4
* United American Healthcare Corp.	935	2
* Transgenomic, Inc.	3,000	2
* RegeneRx Biopharmaceuticals, Inc.	500	2
* Manhattan Pharmaceuticals, Inc.	681	1
* Insite Vision, Inc.	200	—

		1,103,277

Integrated Oils (0.4%)
Murphy Oil Corp.	502,892	26,266
* KCS Energy, Inc.	153,171	2,661
* Giant Industries, Inc.	44,560	1,604
* Delta Petroleum Corp.	90,326	1,275
* Mission Resources Corp.	114,093	921
* GMX Resources Inc.	52,956	762
* Tipperary Corp.	64,669	404
* Vaalco Energy, Inc.	67,338	233

		34,126

Other Energy (6.2%)
* Weatherford International Ltd.	423,979	24,582
GlobalSantaFe Corp.	583,872	23,822
Smith International, Inc.	325,424	20,730
Noble Energy, Inc.	266,832	20,186
Chesapeake Energy Corp.	831,505	18,958
Pioneer Natural Resources Co.	442,106	18,604
Peabody Energy Corp.	324,505	16,887
ENSCO International, Inc.	464,037	16,589
* Newfield Exploration Co.	387,180	15,445
CONSOL Energy, Inc.	279,702	14,986
Patterson-UTI Energy, Inc.	518,714	14,436
* Ultra Petroleum Corp.	457,498	13,890
Equitable Resources, Inc.	186,273	12,667

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Reliant Energy, Inc.	922,893	11,425
* Pride International, Inc.	410,883	10,560
Arch Coal, Inc.	193,318	10,530
* Cooper Cameron Corp.	168,296	10,443
* Grant Prideco, Inc.	380,095	10,054
Premcor, Inc.	132,576	9,834
Tesoro Petroleum Corp.	208,513	9,700
* Cimarex Energy Co.	249,021	9,689
Pogo Producing Co.	185,255	9,618
Massey Energy Co.	234,052	8,828
* Plains Exploration & Production Co.	236,922	8,418
Diamond Offshore Drilling, Inc.	151,654	8,103
* NRG Energy	207,900	7,817
Helmerich & Payne, Inc.	156,012	7,320
* Denbury Resources, Inc.	172,996	6,880
* Quicksilver Resources, Inc.	106,347	6,799
* FMC Technologies Inc.	210,226	6,721
* Forest Oil Corp.	156,232	6,562
* Cal Dive International, Inc.	118,643	6,213
Range Resources Corp.	218,226	5,870
Cabot Oil & Gas Corp.	149,876	5,201
* Cheniere Energy, Inc.	164,700	5,122
St. Mary Land & Exploration Co.	174,839	5,067
Vintage Petroleum, Inc.	163,696	4,988
* Unit Corp.	113,214	4,983
Frontier Oil Corp.	167,060	4,903
* Todco	186,061	4,776
* Grey Wolf, Inc.	584,622	4,332
* SEACOR Holdings Inc.	56,548	3,636
* Stone Energy Corp.	73,014	3,570
* Houston Exploration Co.	66,153	3,509
* Whiting Petroleum Corp.	91,193	3,311
* Hydrill Co.	59,471	3,232
* Comstock Resources, Inc.	124,805	3,156
* Swift Energy Co.	86,802	3,109
CARBO Ceramics Inc.	39,245	3,099
* Oceaneering International, Inc.	79,459	3,071
Berry Petroleum Class A	57,521	3,042
* Spinnaker Exploration Co.	82,270	2,920
* Veritas DGC Inc.	102,994	2,857
* Hanover Compressor Co.	239,814	2,760
Holly Corp.	58,757	2,742
* Encore Acquisition Co.	65,601	2,690
Penn Virginia Corp.	56,808	2,538
* Alpha Natural Resources, Inc.	103,904	2,481
* Superior Energy Services, Inc.	137,173	2,442
* Remington Oil & Gas Corp.	68,009	2,428
* Oil States International, Inc.	90,291	2,273
* Atwood Oceanics, Inc.	36,068	2,220
* Energy Partners, Ltd.	84,420	2,213
* TETRA Technologies, Inc.	68,284	2,175
Foundation Coal Holdings, Inc.	83,649	2,170
* KFX, Inc.	151,678	2,167

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Pioneer Drilling Co.	140,683	2,147
* W-H Energy Services, Inc.	85,373	2,128
* Global Industries Ltd.	249,692	2,122
* Parker Drilling Co.	302,635	2,121
Resource America, Inc.	54,459	2,098
* ATP Oil & Gas Corp.	89,050	2,084
* Newpark Resources, Inc.	274,571	2,059
* Universal Compression Holdings, Inc.	53,964	1,956
RPC Inc.	114,267	1,933
* Bois d'Arc Energy, Inc.	124,960	1,843
* Enbridge Energy Management LLC	35,216	1,779
* Petroleum Development Corp.	55,524	1,768
* Bill Barrett Corp.	59,760	1,768
Lufkin Industries	48,670	1,751
* James River Coal Co.	48,014	1,664
* Atlas America, Inc.	44,138	1,641
* Goodrich Petroleum Corp.	74,948	1,542
* Petrohawk Energy Corp.	142,386	1,538
* McMoRan Exploration Co.	78,163	1,525
* Syntroleum Corp.	147,538	1,514
* Input/Output, Inc.	229,123	1,439
Ormat Technologies Inc.	73,942	1,412
* Carrizo Oil & Gas, Inc.	80,440	1,372
* Harvest Natural Resources, Inc.	124,810	1,364
* Toreador Resources Corp.	55,928	1,358
W&T Offshore, Inc.	55,318	1,332
* FX Energy, Inc.	120,711	1,331
* Warren Resources Inc.	127,304	1,330
* FuelCell Energy, Inc.	120,124	1,226
* Hornbeck Offshore Services, Inc.	43,764	1,186
* TransMontaigne Inc.	108,684	1,141
* Parallel Petroleum Corp.	127,173	1,125
* Plug Power, Inc.	163,787	1,122
* PetroQuest Energy, Inc.	170,226	1,118
* The Meridian Resource Corp.	224,657	1,074
* Brigham Exploration Co.	116,335	1,062
* Edge Petroleum Corp.	66,943	1,046
* Callon Petroleum Co.	70,257	1,038
Crosstex Energy, Inc.	21,149	1,021
MarkWest Hydrocarbon, Inc.	42,470	985
* NATCO Group Inc.	72,919	971
* Dril-Quip, Inc.	33,085	960
* Evergreen Solar, Inc.	134,490	865
Gulf Island Fabrication, Inc.	43,088	857
* Clayton Williams Energy, Inc.	28,198	846
* Westmoreland Coal Co.	39,597	815
* Double Eagle Petroleum Co.	40,982	707
* Global Power Equipment Group Inc.	80,881	643
* The Exploration Co. of Delaware, Inc.	148,373	641
* Dawson Geophysical	29,254	622
* Mitcham Industries, Inc.	70,731	609
* Millennium Cell Inc.	344,695	576
* Infinity, Inc.	64,773	549

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Tri-Valley Corp.	38,100	531
* Royale Energy, Inc.	60,869	527
* Wilshire Enterprises, Inc.	67,400	490
APCO Argentina Inc.	12,396	461
* Endeavor International Corp.	125,700	456
* Gasco Energy Inc.	108,300	401
* Matrix Service Co.	69,903	320
* Harken Energy Corp.	699,584	308
* OMNI Energy Services Corp.	122,346	263
* Capstone Turbine Corp.	190,108	241
Barnwell Industries, Inc.	2,522	167
* Transmeridian Exploration Inc.	47,700	101
* Bolt Technology Corp.	12,800	82
* Abraxas Petroleum Corp.	14,100	39
* Rentech, Inc.	27,400	34
* Arena Resources, Inc.	2,040	24
* American Oil & Gas Inc.	300	2
* Tengasco, Inc.	6,000	1
* Hyperdynamics Corp.	200	1

		587,522

Materials & Processing (6.3%)
Bunge Ltd.	305,088	19,343
Precision Castparts Corp.	202,384	15,766
Lyondell Chemical Co.	584,235	15,435
The St. Joe Co.	175,880	14,341
* Energizer Holdings, Inc.	219,014	13,616
Martin Marietta Materials, Inc.	143,133	9,893
* Jacobs Engineering Group Inc.	173,590	9,766
Lubrizol Corp.	207,653	8,724
Sonoco Products Co.	302,240	8,009
Valspar Corp.	156,545	7,560
* Owens-Illinois, Inc.	298,808	7,485
* Crown Holdings, Inc.	508,501	7,236
Florida Rock Industries, Inc.	94,811	6,954
Harsco Corp.	127,462	6,953
RPM International, Inc.	357,046	6,520
Lafarge North America Inc.	103,976	6,492
The Timken Co.	279,998	6,468
* FMC Corp.	114,596	6,433
Cabot Corp.	193,003	6,369
* The Mosaic Co.	394,197	6,134
Smurfit-Stone Container Corp.	571,372	5,811
Hughes Supply, Inc.	202,912	5,702
Bowater Inc.	171,286	5,545
Corn Products International, Inc.	230,625	5,480
AptarGroup Inc.	103,488	5,257
Albemarle Corp.	141,769	5,170
Eagle Materials, Inc.	55,577	5,146
* Shaw Group, Inc.	236,480	5,087
Crompton Corp.	356,238	5,041
Airgas, Inc.	199,238	4,915

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
York International Corp.	128,704	4,891
Cytec Industries, Inc.	122,445	4,873
* Scotts Miracle-Gro Co.	67,144	4,781
Potlatch Corp.	88,693	4,641
Clarcor Inc.	157,524	4,608
Commercial Metals Co.	182,946	4,358
Greif Inc. Class A	69,568	4,251
Valhi, Inc.	242,285	4,240
* URS Corp.	113,100	4,224
* USG Corp.	98,347	4,180
* Armor Holdings, Inc.	105,283	4,170
* Lone Star Technologies, Inc.	91,306	4,154
Quanex Corp.	77,100	4,087
* Huntsman Corp.	199,431	4,042
Olin Corp.	217,789	3,972
* WCI Communities, Inc.	123,419	3,953
Packaging Corp. of America	187,662	3,950
* Maverick Tube Corp.	130,806	3,898
Carpenter Technology Corp.	74,552	3,862
Texas Industries, Inc.	68,638	3,860
Cleveland-Cliffs Inc.	66,639	3,849
Minerals Technologies, Inc.	62,446	3,847
USEC Inc.	262,017	3,836
Brady Corp. Class A	121,876	3,778
Forest City Enterprise Class A	52,316	3,714
Acuity Brands, Inc.	134,600	3,458
Worthington Industries, Inc.	217,546	3,437
* Washington Group International, Inc.	67,000	3,425
Simpson Manufacturing Co.	111,081	3,394
* Gold Kist Inc.	155,827	3,363
Georgia Gulf Corp.	104,238	3,237
Longview Fibre Co.	156,298	3,212
Lennox International Inc.	148,665	3,147
Albany International Corp.	96,167	3,088
* Nalco Holding Co.	156,852	3,079
Watsco, Inc.	71,762	3,057
Kronos Worldwide, Inc.	100,991	3,049
Reliance Steel & Aluminum Co.	81,243	3,012
H.B. Fuller Co.	88,328	3,008
Steel Dynamics, Inc.	113,105	2,969
* Dycom Industries, Inc.	149,703	2,966
Building Materials Holding Corp.	42,495	2,944
* Hexcel Corp.	166,735	2,821
Delta & Pine Land Co.	110,448	2,768
Granite Construction Co.	98,173	2,759
Mueller Industries Inc.	101,262	2,744
* Celanese Corp.-Series A	168,361	2,675
* Coeur d'Alene Mines Corp.	735,406	2,670
* Trammell Crow Co.	107,077	2,596
Ferro Corp.	128,188	2,546
* Jacuzzi Brands, Inc.	234,344	2,515
UAP Holding Corp.	148,524	2,465
Kaydon Corp.	86,591	2,412

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Symyx Technologies, Inc.	85,686	2,397
MacDermid, Inc.	76,182	2,374
* EMCOR Group, Inc.	47,502	2,323
Brookfield Homes Corp.	49,947	2,278
Compass Minerals International	95,482	2,234
* Cabot Microelectronics Corp.	75,593	2,191
* RTI International Metals, Inc.	68,813	2,161
* AK Steel Corp.	336,655	2,158
* OM Group, Inc.	86,756	2,142
* NS Group Inc.	64,685	2,103
* Quanta Services, Inc.	237,930	2,094
* Beacon Roofing Supply, Inc.	79,047	2,079
* NCI Building Systems, Inc.	63,276	2,075
* Rogers Corp.	50,833	2,061
Silgan Holdings, Inc.	36,041	2,027
* Aleris International Inc	88,825	2,003
Barnes Group, Inc.	58,157	1,925
Wausau Paper Corp.	159,778	1,914
Universal Forest Products, Inc.	45,804	1,899
* Oregon Steel Mills, Inc.	107,039	1,842
* Griffon Corp.	78,842	1,750
* Century Aluminum Co.	85,633	1,747
* Titanium Metals Corp.	29,956	1,701
Gibraltar Industries Inc.	90,623	1,680
* Mobile Mini, Inc.	47,280	1,630
* Tejon Ranch Co.	31,451	1,619
* Energy Conversion Devices, Inc.	72,082	1,613
AMCOL International Corp.	85,805	1,612
* Interline Brands, Inc.	80,688	1,598
ElkCorp	55,268	1,578
* EnerSys	115,489	1,574
Valmont Industries, Inc.	60,445	1,559
Arch Chemicals, Inc.	60,935	1,521
* PolyOne Corp.	229,731	1,521
Schnitzer Steel Industries, Inc. Class A	64,148	1,520
WD-40 Co.	52,811	1,475
* Graphic Packaging Corp.	402,529	1,469
Tredegar Corp.	93,429	1,457
* Ceradyne, Inc.	59,066	1,422
Spartech Corp.	79,374	1,413
* Drew Industries, Inc.	31,066	1,410
Royal Gold, Inc.	70,027	1,409
* Bluegreen Corp.	80,787	1,407
* Hecla Mining Co.	306,816	1,399
Westlake Chemical Corp.	56,630	1,387
Neenah Paper Inc.	44,518	1,379
* Tarragon Realty Investors Inc. REIT	54,339	1,372
* Terra Industries, Inc.	200,133	1,363
Apogee Enterprises, Inc.	86,972	1,337
A. Schulman Inc.	74,013	1,324
* Avatar Holding, Inc.	26,276	1,321
* Stillwater Mining Co.	172,933	1,283
* W.R. Grace & Co.	163,823	1,276

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Insituform Technologies Inc. Class A	79,203	1,270
CIRCOR International, Inc.	51,120	1,261
Glatfelter	99,726	1,237
Cambrex Corp.	64,908	1,236
Deltic Timber Corp.	32,274	1,227
* Interface, Inc.	147,689	1,189
* Trex Co., Inc.	41,859	1,076
* Brush Engineered Materials Inc.	75,400	1,075
Myers Industries, Inc.	84,086	1,051
* GrafTech International Ltd.	243,737	1,048
Ameron International Corp.	27,883	1,043
Calgon Carbon Corp.	117,748	1,042
Ryerson Tull, Inc.	72,259	1,031
Consolidated-Tomoka Land Co.	11,678	1,004
Rock-Tenn Co.	79,109	1,001
Wellman, Inc.	95,434	972
* Perini Corp.	59,215	972
CompX International Inc.	57,120	957
The Standard Register Co.	59,764	945
Dynamic Materials Corp.	24,300	940
* Caraustar Industries, Inc.	88,477	929
Alico, Inc.	17,699	910
* Infrasource Services Inc.	87,210	909
Chesapeake Corp. of Virginia	43,066	902
American Vanguard Corp.	42,792	895
* HouseValues, Inc.	49,416	893
* Senomyx, Inc.	54,007	892
* Material Sciences Corp.	60,766	885
NN, Inc.	67,818	860
* DHB Industries, Inc.	101,204	855
Steel Technologies, Inc.	50,512	854
* A.M. Castle & Co.	54,916	849
Thomas Properties Group, Inc.	66,868	837
* NewMarket Corp.	56,500	836
* AAON, Inc.	46,820	833
* Huttig Building Products, Inc.	74,356	811
* Wheeling-Pittsburgh Corp.	50,829	782
Ennis, Inc.	42,807	776
* Medis Technology Ltd.	46,028	764
NL Industries, Inc.	49,525	762
* Northwest Pipe Co.	32,749	761
Multi-Color Corp.	28,273	737
* Zoltek Cos., Inc.	65,059	731
* Ultralife Batteries, Inc.	45,198	730
* Integrated Electrical Services, Inc.	370,360	722
Metal Management, Inc.	36,900	714
* Encore Wire Corp.	61,126	708
* Baker (Michael) Corp.	39,600	707
* NuCo2, Inc.	27,170	697
* Unifi, Inc.	161,627	685
* Shiloh Industries, Inc.	55,573	681
* Comfort Systems USA, Inc.	100,915	664
Aceto Corp.	86,824	649

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Nonophase Technologies Corp.	106,901	648
Bluelinx Holdings Inc.	60,180	637
* Olympic Steel, Inc.	47,352	630
Penford Corp.	38,864	622
Roanoke Electric Steel Corp.	37,116	613
Packaging Dynamics Corp.	43,515	609
Pope & Talbot, Inc.	54,151	601
* Lesco, Inc.	46,607	587
Bairnco Corp.	54,200	583
Andersons, Inc.	16,197	580
* Industrial Distribution Group, Inc.	60,900	576
* Sunterra Corp.	35,400	574
* Mod-Pac Corp.	34,579	567
* Metals USA, Inc.	29,700	565
Ampco-Pittsburgh Corp.	46,922	563
* Buckeye Technology, Inc.	68,381	545
* Superior Essex Inc.	30,654	543
* Lydall, Inc.	61,184	527
Quaker Fabric Corp.	128,545	526
* U.S. Energy Corp.	146,709	525
* PW Eagle, Inc.	89,161	522
* California Coastal Communities, Inc.	15,082	518
* Maxxam Inc.	21,860	506
United Guardian, Inc.	62,300	502
* Universal Stainless & Alloy Products, Inc.	41,038	499
MGP Ingredients, Inc.	59,322	492
* Valence Technology Inc.	173,240	485
* U.S. Concrete, Inc.	73,481	475
LSI Industries Inc.	33,472	467
* Layne Christensen Co.	23,374	464
* Liquidmetal Technologies Inc.	230,631	445
* TransPro Inc.	70,610	444
* TOR Minerals International, Inc.	85,201	441
* AEP Industries, Inc.	23,597	436
Vulcan International Corp.	8,700	429
* Continental Materials Corp.	14,051	421
* Nashua Corp.	42,021	397
* Omnova Solutions Inc.	83,612	390
* Pioneer Cos., Inc.	17,348	381
* Reading International Inc. Class A	51,068	372
* WCA Waste Corp.	38,517	337
* Modtech Holdings, Inc.	50,606	329
* Hawk Corp. Class A	27,943	327
* Innovo Group Inc.	150,451	322
Balchem Corp.	10,686	321
* Mestek, Inc.	11,954	305
* Lamson & Sessions Co.	24,500	290
* Mercer International Inc.	39,000	284
* The Dixie Group, Inc.	15,849	279
* Foamex International, Inc.	203,693	273
* Landec Corp.	40,591	264
Stepan Co.	11,907	263
Hawkins, Inc.	20,963	255

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Culp, Inc.	55,728	245
Anchor Glass Container Corp.	179,374	242
Quaker Chemical Corp.	13,222	231
* Wolverine Tube, Inc.	33,500	197
Mesabi Trust	13,853	192
* Exide Technologies	37,459	182
* Eden Bioscience Corp.	205,595	158
* Xerium Technologies Inc.	13,200	156
* National Patent Development Corp.	60,760	155
* The Keith Cos., Inc.	7,038	153
Nevada Chemicals, Inc.	22,441	149
* American Realty Investors, Inc.	14,135	141
AMREP Corp.	5,189	134
New Valley Corp.	17,700	127
* Virbac Corp.	39,294	125
* Forward Industries, Inc.	7,548	121
Hallwood Group Inc.	1,400	120
Great Northern Iron Ore	1,100	116
* Zapata Corp.	18,072	110
Calavo Growers, Inc.	6,284	66
International Aluminum Corp.	1,670	53
* EarthShell Corp.	17,586	53
CPAC, Inc.	10,300	50
* Canyon Resources Cor	47,600	32
Valley National Gases Inc.	2,000	30
Insteel Industries, Inc.	900	11
* Sifco Industries, Inc.	1,900	7
* FiberMark, Inc.	19,600	—
* Prolong International Corp.	3,200	—
* ThermoView Industries, Inc.	400	—
* BMC Industries, Inc.	126,104	—

		596,601

Producer Durables (6.0%)
D. R. Horton, Inc.	832,531	31,311
Lennar Corp. Class A	383,474	24,331
* Toll Brothers, Inc.	144,597	14,684
Pentair, Inc.	311,351	13,329
* LAM Research Corp.	424,616	12,288
* NVR, Inc.	13,567	10,989
Ryland Group, Inc.	144,767	10,983
Diebold, Inc.	218,945	9,877
* Crown Castle International Corp.	481,289	9,780
Standard Pacific Corp.	103,919	9,140
Roper Industries Inc.	127,161	9,075
Ametek, Inc.	212,341	8,886
Garmin Ltd.	200,887	8,588
Hubbell Inc. Class B	188,181	8,299
Joy Global Inc.	246,304	8,273
* Alliant Techsystems, Inc.	114,648	8,094
MDC Holdings, Inc.	97,904	8,053
HNI Corp.	148,304	7,586

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
Beazer Homes USA, Inc.	126,490	7,229
Graco, Inc.	211,384	7,202
* Hovnanian Enterprises Inc. Class A	108,731	7,089
Herman Miller, Inc.	213,016	6,569
Donaldson Co., Inc.	210,964	6,399
IDEX Corp.	156,514	6,043
* Terex Corp.	150,937	5,947
Briggs & Stratton Corp.	158,129	5,474
Plantronics, Inc.	148,862	5,413
* AGCO Corp.	276,104	5,279
Kennametal, Inc.	114,935	5,270
* Meritage Corp.	66,039	5,250
* Thomas & Betts Corp.	183,813	5,191
* Flowserve Corp.	168,849	5,109
Engineered Support Systems, Inc.	127,080	4,553
* Polycom, Inc.	299,329	4,463
* Headwaters Inc.	122,852	4,224
Lincoln Electric Holdings, Inc.	127,128	4,214
JLG Industries, Inc.	152,762	4,198
* Varian Semiconductor Equipment Associates, Inc.	112,493	4,162
Crane Co.	157,131	4,133
* ESCO Technologies Inc.	38,780	3,909
The Manitowoc Co., Inc.	92,177	3,781
* CUNO Inc.	52,704	3,765
* American Tower Corp. Class A	179,094	3,765
* Genlyte Group, Inc.	75,086	3,660
Curtiss-Wright Corp.	66,052	3,564
Mine Safety Appliances Co.	75,723	3,498
* Actuant Corp.	72,070	3,455
* Moog Inc.	106,493	3,353
Cognex Corp.	127,270	3,333
* ATMI, Inc.	113,893	3,304
* Teledyne Technologies, Inc.	99,959	3,257
* Itron, Inc.	70,667	3,157
* Powerwave Technologies, Inc.	304,740	3,114
* Esterline Technologies Corp.	77,120	3,091
Belden CDT Inc.	144,038	3,054
Nordson Corp.	88,762	3,043
* Cymer, Inc.	111,867	2,948
* Interdigital Communications Corp.	165,956	2,904
* BE Aerospace, Inc.	174,056	2,720
* Gardner Denver Inc.	76,978	2,700
Knoll, Inc.	154,395	2,642
* Photronics Inc.	111,150	2,594
Watts Water Technologies, Inc.	77,301	2,589
* Credence Systems Corp.	280,553	2,539
Woodward Governor Co.	29,685	2,494
Regal-Beloit Corp.	84,118	2,453
* Dionex Corp.	56,039	2,444
Applied Industrial Technology, Inc.	74,953	2,420
Bucyrus International, Inc.	63,226	2,401
* Arris Group Inc.	268,789	2,341
* SBA Communications Corp.	171,647	2,317

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Blount International, Inc.	138,575	2,313
Federal Signal Corp.	147,392	2,299
* Champion Enterprises, Inc.	225,073	2,237
Steelcase Inc.	156,508	2,168
NACCO Industries, Inc. Class A	20,086	2,154
* Axcelis Technologies, Inc.	307,205	2,107
* MKS Instruments, Inc.	122,311	2,066
Baldor Electric Co.	84,815	2,063
* Brooks Automation, Inc.	138,744	2,060
Franklin Electric, Inc.	53,185	2,056
M/I Homes, Inc.	37,709	2,040
Stewart & Stevenson Services, Inc.	89,026	2,017
* Littelfuse, Inc.	68,655	1,912
* FEI Co.	83,560	1,906
A.O. Smith Corp.	71,023	1,897
MTS Systems Corp.	55,614	1,868
* General Cable Corp.	124,544	1,847
Thomas Industries, Inc.	44,739	1,788
* Paxar Corp.	99,660	1,769
* Entegris Inc.	169,698	1,680
Levitt Corp. Class A	54,363	1,627
* Triumph Group, Inc.	46,593	1,620
Lennar Corp. Class B	25,998	1,529
* Astec Industries, Inc.	65,690	1,523
* MTC Technologies, Inc.	41,259	1,520
* Rofin-Sinar Technologies Inc.	45,747	1,501
Technical Olympic USA, Inc.	61,153	1,485
* Mykrolis Corp.	104,341	1,483
* William Lyon Homes, Inc.	15,223	1,477
* Taser International Inc.	145,367	1,459
* EnPro Industries, Inc.	50,195	1,449
Technitrol, Inc.	98,760	1,395
Cascade Corp.	32,226	1,394
* Orbital Sciences Corp.	139,298	1,379
* A.S.V., Inc.	33,176	1,345
* Presstek, Inc.	114,296	1,294
* Argon ST, Inc.	36,093	1,281
* Electro Scientific Industries, Inc.	70,264	1,256
* Artesyn Technologies, Inc.	140,748	1,225
CTS Corp.	99,406	1,222
Cohu, Inc.	60,318	1,209
* Veeco Instruments, Inc.	74,111	1,207
* Imagistics International Inc.	43,039	1,205
* TurboChef Technologies, Inc.	65,715	1,178
Vicor Corp.	85,018	1,156
* Symmetricom Inc.	109,046	1,131
Kimball International, Inc. Class B	85,613	1,130
* General Binding Corp.	51,116	1,120
Standex International Corp.	39,388	1,119
* The Middleby Corp.	21,139	1,117
* Kadant Inc.	49,667	1,089
* Mastec Inc.	119,215	1,049
* Ultratech, Inc.	56,927	1,042

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
Badger Meter, Inc.	24,672	1,019
Lindsay Manufacturing Co.	41,592	981
* Kulicke & Soffa Industries, Inc.	123,447	976
* Audiovox Corp.	62,674	971
Orleans Homebuilders, Inc.	40,504	950
Tecumseh Products Co. Class A	34,329	942
Skyline Corp.	23,568	941
* Applied Films Corp.	36,740	941
* Intevac, Inc.	89,639	939
* Palm Harbor Homes, Inc.	49,072	924
* Power-One, Inc.	142,925	902
* ADE Corp.	31,259	877
Helix Technology Corp.	64,466	856
Tennant Co.	23,548	834
* Mattson Technology, Inc.	116,446	834
* Team, Inc.	38,734	833
United Industrial Corp.	23,090	825
* Photon Dynamics, Inc.	39,327	811
* C-COR Inc.	115,211	789
* Columbus McKinnon Corp.	70,493	772
* Sonic Solutions, Inc.	41,075	764
Keithley Instruments Inc.	49,052	756
* American Superconductor Corp.	81,971	750
* Flanders Corp.	83,263	749
HEICO Corp. Class A	41,440	747
* LTX Corp.	150,021	744
* FARO Technologies, Inc.	27,288	744
Nobility Homes, Inc.	26,830	731
* Nanometrics Inc.	58,536	731
* Rudolph Technologies, Inc.	50,239	720
* Duratek, Inc.	30,907	716
* Ultra Clean Holdings, Inc.	95,559	712
* Metrologic Instruments, Inc.	56,143	704
* Distributed Energy Systems Corp.	166,121	699
* Park-Ohio Holdings Corp.	41,560	693
Met-Pro Corp.	44,601	677
* Comstock Homebuilding Cos., Inc.	27,708	671
* EMCORE Corp.	161,034	665
* Cavco Industries, Inc.	23,498	662
* Advanced Energy Industries, Inc.	81,562	641
* Terayon Communications Systems, Inc.	195,599	604
* CyberOptics Corp.	44,962	585
C & D Technologies, Inc.	63,374	582
* UQM Technologies, Inc.	181,657	579
* Pemco Aviation Group, Inc.	22,094	577
Communications Systems, Inc.	55,941	575
American Ecology Corp.	31,659	567
* Astronics Corp.	61,895	560
* Measurement Specialties, Inc.	23,272	540
* Darling International, Inc.	141,343	530
MOCON, Inc.	55,164	519
* Somera Communications, Inc.	321,840	509
* Asyst Technologies, Inc.	111,712	498

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
Robbins & Myers, Inc.	22,322	480
* August Technology Corp.	41,177	480
* RF Monolithics, Inc.	71,760	470
* Semitool, Inc.	48,730	465
* Tut Systems, Inc.	154,873	462
* Milacron Inc.	242,173	458
* Ducommun, Inc.	26,341	445
* Beacon Power Corp.	425,495	438
Sun Hydraulics Corp.	11,956	435
Astro-Med, Inc.	42,197	433
* Gehl Co.	11,010	429
* Virco Manufacturing Corp.	62,083	423
* Optical Cable Corp.	78,899	411
X-Rite Inc.	35,517	409
* Color Kinetics Inc.	38,341	408
Liberty Homes, Inc. Class A	83,500	407
* Zygo Corp.	41,073	403
* Electroglas, Inc.	128,522	401
New Skies Satellites Holdings Ltd.	20,100	399
* Powell Industries, Inc.	20,574	388
* CPI Aerostructures, Inc.	42,315	381
Applied Signal Technology, Inc.	19,978	380
* Viisage Technology, Inc.	84,131	377
* Tollgrade Communications, Inc.	46,900	352
* Axsys Technologies, Inc.	19,570	345
SpectraLink Corp.	32,691	344
Preformed Line Products Co.	8,402	343
* Therma-Wave Inc.	142,643	342
* Icad Inc.	76,514	342
* FSI International, Inc.	89,083	331
Tecumseh Products Co. Class B	11,900	329
* Active Power, Inc.	93,815	305
* Magnatek, Inc.	116,056	298
* DDi Corp.	149,008	291
* Arotech Corp.	263,077	279
* Allied Motion Technologies, Inc.	63,143	278
Gorman-Rupp Co.	12,932	277
* Fairchild Corp.	96,652	276
* Catalytica Energy Systems, Inc.	143,987	271
* TRC Cos., Inc.	22,861	268
* Aetrium, Inc.	86,482	251
Woodhead Industries, Inc.	19,790	250
* Peco II, Inc.	249,898	245
* XETA Technologies Inc.	83,616	237
* Global ePoint, Inc.	73,825	229
* Perma-Fix Environmental Services, Inc.	113,112	221
* SpatiaLight, Inc.	37,970	215
* Applied Innovation Inc.	48,550	214
Alamo Group, Inc.	11,452	214
* TransAct Technologies Inc.	24,979	212
* Katy Industries, Inc.	65,722	210
* Insignia Systems, Inc.	206,799	207
* Dominion Homes, Inc.	12,123	196

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* The Allied Defense Group, Inc.	8,003	184
* Flow International Corp.	28,681	183
* Ibis Technology Corp.	88,094	179
* Radyne Comstream Inc.	19,105	166
* American Access Technologies Inc.	77,800	159
* Calamp Corp.	18,651	133
* Lancer Corp.	6,900	123
* Cavalier Homes, Inc.	21,100	105
* EFJ, Inc.	13,800	93
* Baldwin Technology Class A	29,600	92
Ecology and Environment, Inc.	11,825	79
* Ault Inc.	22,500	61
* Cognitronics Corp.	17,700	52
* Ladish Co., Inc.	4,791	48
* BTU International, Inc.	11,800	44
* Bell Industries, Inc.	17,100	39
* Evercel, Inc.	47,164	38
Hardinge, Inc.	1,881	26
* Conolog Corp.	13,046	23
Hubbell Inc. Class A	500	20
* LMI Aerospace, Inc.	3,300	17
* Smith & Wesson Holding Corp.	3,298	13
* Hudson Technology, Inc.	6,700	6
* SatCon Technology Corp.	3,672	5
* TII Network Technologies, Inc.	3,000	4
* Andrea Radio Corp.	85,700	4
* Fuel-Tech N.V	100	1
* Multiband Corp.	500	1
* Optical Cable Corp. Warrants Exp. 10/24/2007	1,053	—
* JMAR Technologies, Inc.	200	—
* Kaiser Ventures LLC Class A	36,800	—

		566,319

Technology (9.9%)
* Accenture Ltd.	1,690,100	38,315
* Juniper Networks, Inc.	1,442,978	36,334
* Marvell Technology Group Ltd.	634,221	24,126
* Cognizant Technology Solutions Corp.	414,767	19,548
Microchip Technology, Inc.	635,900	18,835
* SanDisk Corp.	554,924	13,168
* McAfee Inc.	496,088	12,988
Harris Corp.	409,148	12,770
* Storage Technology Corp.	328,755	11,931
Seagate Technology	652,829	11,457
* Cadence Design Systems, Inc.	837,126	11,435
Amphenol Corp.	268,083	10,769
* SpectraSite, Inc.	143,413	10,674
* Arrow Electronics, Inc.	358,957	9,749
* Zebra Technologies Corp. Class A	220,507	9,656
* International Rectifier Corp.	195,334	9,321
* BEA Systems, Inc.	1,060,829	9,314
* Ceridian Corp.	456,304	8,889

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Western Digital Corp.	652,100	8,751
Intersil Corp.	463,822	8,706
* Macromedia, Inc.	227,260	8,686
* Avnet, Inc.	368,546	8,303
* Synopsys, Inc.	440,092	7,336
* Salesforce.com, Inc.	324,693	6,650
* Vishay Intertechnology, Inc.	559,822	6,645
* Agere Systems Inc.	538,030	6,456
* FLIR Systems, Inc.	211,613	6,315
* Red Hat, Inc.	481,765	6,311
* Trimble Navigation Ltd.	160,318	6,248
* Ingram Micro, Inc. Class A	380,315	5,956
* The Titan Corp.	260,743	5,929
* Cree, Inc.	232,105	5,912
* CACI International, Inc.	91,505	5,779
* Avid Technology, Inc.	105,193	5,605
Acxiom Corp.	266,469	5,564
* Fairchild Semiconductor International, Inc.	366,006	5,399
* F5 Networks, Inc.	113,401	5,356
* MICROS Systems, Inc.	116,104	5,196
* Cypress Semiconductor Corp.	403,626	5,082
* Sybase, Inc.	274,806	5,043
* Hyperion Solutions Corp.	123,794	4,981
* Emulex Corp.	253,718	4,633
ADTRAN Inc.	185,164	4,590
* NAVTEQ Corp.	122,945	4,571
Reynolds & Reynolds Class A	165,832	4,482
* Anteon International Corp.	98,058	4,473
* PalmOne, Inc.	150,015	4,466
* Integrated Circuit Systems, Inc.	214,258	4,422
* Akamai Technologies, Inc.	336,627	4,420
DRS Technologies, Inc.	84,996	4,359
* 3Com Corp.	1,175,201	4,278
* Maxtor Corp.	776,025	4,035
* Varian, Inc.	106,569	4,027
Imation Corp.	102,800	3,988
* Avocent Corp.	151,972	3,973
* TIBCO Software Inc.	601,182	3,932
* UNOVA, Inc.	147,337	3,924
* Benchmark Electronics, Inc.	127,439	3,877
* Semtech Corp.	226,581	3,773
* MEMC Electronic Materials, Inc.	232,581	3,668
* Anixter International Inc.	97,263	3,615
* Skyworks Solutions, Inc.	482,677	3,557
* Microsemi Corp.	188,555	3,545
* Wind River Systems Inc.	224,877	3,526
* Websense, Inc.	72,977	3,507
* Electronics for Imaging, Inc.	165,991	3,492
National Instruments Corp.	164,647	3,491
* Macrovision Corp.	154,059	3,472
* Integrated Device Technology Inc.	322,190	3,464
* BearingPoint, Inc.	471,780	3,458
* Openwave Systems Inc.	210,714	3,456

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Rambus Inc.	258,047	3,453
* ANSYS, Inc.	96,601	3,430
* Perot Systems Corp.	241,182	3,430
* Progress Software Corp.	113,381	3,418
* Coherent, Inc.	94,342	3,397
* Digital River, Inc.	102,192	3,245
* Foundry Networks, Inc.	373,154	3,220
* Sonus Networks, Inc.	669,829	3,202
* Brocade Communications Systems, Inc.	819,689	3,180
* FileNET Corp.	125,469	3,154
* RF Micro Devices, Inc.	576,699	3,131
* Atmel Corp.	1,291,691	3,061
* Silicon Laboratories Inc.	114,024	2,989
* Hutchinson Technology, Inc.	77,164	2,972
* Intergraph Corp.	86,035	2,965
* CSG Systems International, Inc.	155,332	2,948
* SRA International, Inc.	83,506	2,899
* Tekelec	166,503	2,797
* Tessera Technologies, Inc.	81,247	2,714
* Digitas Inc.	232,685	2,655
* CommScope, Inc.	146,988	2,559
* WebEx Communications, Inc.	96,805	2,557
* Komag, Inc.	88,760	2,518
* SafeNet, Inc.	73,750	2,512
* Transaction Systems Architects, Inc.	101,930	2,511
* Internet Security Systems, Inc.	123,610	2,508
* RSA Security Inc.	215,490	2,474
* Silicon Image, Inc.	238,802	2,450
* Mentor Graphics Corp.	236,641	2,426
* Kanbay International Inc.	104,228	2,409
* Intermagnetics General Corp.	78,271	2,408
* OmniVision Technologies, Inc.	174,318	2,369
* Micrel, Inc.	201,990	2,327
* Conexant Systems, Inc.	1,443,411	2,324
AVX Corp.	190,817	2,313
* Equinix, Inc.	52,158	2,261
* FormFactor Inc.	85,079	2,248
* Sycamore Networks, Inc.	649,488	2,241
* Informatica Corp.	265,545	2,228
* Comtech Telecommunications Corp.	66,317	2,164
* Quest Software, Inc.	156,078	2,127
* Checkpoint Systems, Inc.	120,006	2,124
* UTStarcom, Inc.	281,017	2,105
* Gartner, Inc. Class A	195,755	2,079
* RealNetworks, Inc.	418,103	2,078
* MicroStrategy Inc.	39,051	2,071
* j2 Global Communications, Inc.	60,096	2,070
* DSP Group Inc.	86,611	2,067
* ManTech International Corp.	66,430	2,062
* Keane, Inc.	149,743	2,051
* ON Semiconductor Corp.	444,279	2,044
* Ixia	104,935	2,040
* SiRF Technology Holdings, Inc.	110,737	1,958

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Exar Corp.	131,227	1,954
* McDATA Corp. Class A	482,245	1,929
* Power Integrations, Inc.	89,280	1,926
* SERENA Software, Inc.	99,510	1,921
* Syniverse Holdings Inc.	135,317	1,894
* Sapient Corp.	237,929	1,887
* The TriZetto Group, Inc.	131,054	1,836
* Manhattan Associates, Inc.	92,348	1,774
* Dendrite International, Inc.	126,869	1,751
* Mercury Computer Systems, Inc.	63,584	1,740
* AMIS Holdings Inc.	128,900	1,720
* Amkor Technology, Inc.	370,302	1,666
* Synaptics Inc.	77,987	1,666
* Epicor Software Corp.	126,096	1,664
* Aspect Communications Corp.	146,378	1,644
* ScanSource, Inc.	37,384	1,605
* NetIQ Corp.	140,843	1,599
* II-VI, Inc.	86,829	1,597
* Verint Systems Inc.	49,326	1,586
* Aeroflex, Inc.	185,342	1,557
Black Box Corp.	43,921	1,555
* Genesis Microchip Inc.	83,493	1,541
* Plexus Corp.	108,296	1,541
* SigmaTel Inc.	88,890	1,525
* Blackboard Inc.	63,197	1,512
* Ionatron Inc.	174,779	1,501
Talx Corp.	51,599	1,492
EDO Corp.	49,181	1,471
* Newport Corp.	105,219	1,458
SS&C Technologies, Inc.	45,794	1,451
* Zoran Corp.	108,568	1,443
* Borland Software Corp.	198,567	1,362
* Standard Microsystem Corp.	57,822	1,352
Blackbaud, Inc.	99,936	1,349
* KEMET Corp.	213,909	1,348
* ViaSat, Inc.	66,033	1,342
* Quantum Corp.	445,511	1,323
Agilysys, Inc.	83,262	1,307
* Ciber, Inc.	163,530	1,305
* Blue Coat Systems, Inc.	43,564	1,302
* Stratasys, Inc.	39,765	1,300
* Packeteer, Inc.	90,192	1,272
* 3D Systems Corp.	52,723	1,269
* VASCO Data Security International, Inc.	130,246	1,263
* Lawson Software Inc.	242,830	1,251
* Lattice Semiconductor Corp.	281,520	1,250
BEI Technologies, Inc.	46,704	1,246
* Advanced Digital Information Corp.	162,032	1,231
* Merge Technologies, Inc.	65,675	1,231
* InPhonic, Inc.	79,455	1,222
* Extreme Networks, Inc.	296,983	1,218
* American Science & Engineering, Inc.	27,174	1,205
Methode Electronics, Inc. Class A	101,283	1,202

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
Inter-Tel, Inc.	63,920	1,190
Cubic Corp.	66,486	1,179
* IXYS Corp.	82,673	1,172
* Endwave Corp.	24,523	1,167
Daktronics, Inc.	58,060	1,162
* SYNNEX Corp.	66,310	1,161
* Jupitermedia Corp.	66,766	1,144
* PortalPlayer Inc.	54,675	1,138
* Vitesse Semiconductor Corp.	543,383	1,136
* Cirrus Logic, Inc.	213,204	1,132
* Sykes Enterprises, Inc.	119,117	1,129
* TriQuint Semiconductor, Inc.	338,254	1,126
* ScanSoft, Inc.	295,579	1,117
* Diodes Inc.	35,580	1,110
* Micromuse Inc.	194,901	1,103
* Fargo Electronics	55,016	1,100
* SeeBeyond Technology Corp.	261,702	1,094
* Identix, Inc.	216,618	1,090
* Pinnacle Systems, Inc.	196,669	1,082
* Essex Corp.	46,231	1,058
* Adaptec, Inc.	271,729	1,054
* Altiris, Inc.	71,074	1,043
* Niku Corp.	50,250	1,042
* NETGEAR, Inc.	55,378	1,030
* Opsware, Inc.	199,343	1,021
* SI International Inc.	33,589	1,006
* Trident Microsystems, Inc.	43,693	991
* Radiant Systems, Inc.	86,879	990
Bel Fuse, Inc. Class B	32,000	978
Park Electrochemical Corp.	38,685	975
* Lexar Media, Inc.	197,696	971
* Click Commerce, Inc.	42,051	966
* Witness Systems, Inc.	52,781	962
* SPSS, Inc.	49,913	959
* Silicon Storage Technology, Inc.	236,737	954
* MIPS Technologies, Inc.	132,376	953
* Covansys Corp.	74,041	951
* Pixelworks, Inc.	110,594	949
* Interwoven Inc.	126,013	949
* Multi-Fineline Electronix, Inc.	51,499	948
* Anaren, Inc.	71,983	947
* TTM Technologies, Inc.	123,877	943
* InterVoice, Inc.	108,046	932
* SonicWALL, Inc.	169,782	915
* Audible, Inc.	52,586	913
* Herley Industries Inc.	50,072	913
* Entrust, Inc.	188,453	903
* Ariba, Inc.	153,293	889
* Westell Technologies, Inc.	148,421	888
* Digi International, Inc.	74,570	884
* Verity, Inc.	100,382	880
* Zhone Technologies	262,320	879
* Harmonic, Inc.	180,851	874

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Kopin Corp.	170,542	870
* Ansoft Corp.	35,992	870
* Actel Corp.	62,192	864
* Novatel Wireless, Inc.	69,224	863
* Rimage Corp.	40,624	862
Integral Systems, Inc.	37,640	852
* Amicas, Inc.	187,832	851
* Secure Computing Corp.	77,221	840
* REMEC Inc.	131,175	840
* Echelon Corp.	121,788	838
* VeriFone Holdings, Inc.	51,142	831
* Keynote Systems Inc.	71,078	829
* Innovative Solutions and Support, Inc.	24,608	826
* MRV Communications Inc.	378,822	822
* Aware, Inc.	125,937	817
* Universal Display Corp.	76,849	790
* The Ultimate Software Group, Inc.	47,467	778
* Concur Technologies, Inc.	73,875	778
* Ulticom, Inc.	73,196	777
* RadiSys Corp.	47,568	768
* Atheros Communications	95,182	767
* Catapult Communications Corp.	44,611	761
* Open Solutions Inc.	37,400	760
* Online Resources Corp.	67,085	759
* Tyler Technologies, Inc.	100,116	757
Syntel, Inc.	46,896	752
* Agile Software Corp.	118,320	745
* JDA Software Group, Inc.	65,408	744
* Excel Technology, Inc.	30,615	744
* Vignette Corp.	63,659	716
* webMethods, Inc.	127,577	714
* RightNow Technologies Inc.	59,226	712
* EPIQ Systems, Inc.	43,292	708
* Volterra Semiconductor Corp.	47,525	708
* Datastream Systems, Inc.	97,087	707
* American Reprographics Co.	43,880	706
* TechTeam Global, Inc.	54,140	706
* Magma Design Automation, Inc.	83,912	702
* Pegasystems Inc.	118,803	701
* Maxwell Technologies, Inc.	56,365	687
* Bottomline Technologies, Inc.	45,179	676
* MatrixOne, Inc.	134,118	671
* Stellent Inc.	89,369	670
QAD Inc.	87,005	670
* EMS Technologies, Inc.	44,067	659
* Integrated Silicon Solution, Inc.	87,993	652
* Aspen Technologies, Inc.	125,147	651
* Moldflow Corp.	49,989	647
* Concurrent Computer Corp.	300,875	641
* Vitria Technology, Inc.	182,788	640
* CallWave, Inc.	126,885	634
* Gerber Scientific, Inc.	90,130	627
* MRO Software Inc.	42,785	625

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* SSA Global Technologies Inc.	51,900	623
* Plumtree Software, Inc.	127,825	623
* LeCroy Corp.	44,761	615
* Bell Microproducts Inc.	64,646	608
* KVH Industries, Inc.	65,562	606
* TranSwitch Corp.	294,637	604
* Peerless Systems Corp.	157,065	603
* Saba Software, Inc.	128,237	603
* Glenayre Technologies, Inc.	158,909	599
* Dynamics Research Corp.	41,181	593
* Lionbridge Technologies, Inc.	86,395	586
* Monolithic Power Systems	65,767	584
* Netlogic Microsystems Inc.	32,339	573
* Globecomm Systems, Inc.	95,251	572
* Finisar Corp.	543,346	571
* Mindspeed Technologies, Inc.	466,365	569
* SBS Technologies, Inc.	61,273	569
* WorldGate Communications, Inc.	175,218	568
* SeaChange International, Inc.	80,116	562
* NYFIX, Inc.	94,811	560
* Fiberstars, Inc.	56,187	557
* Sigma Designs, Inc.	73,263	557
* Dot Hill Systems Corp.	106,157	556
* Redback Networks Inc.	86,622	553
American Software, Inc. Class A	95,451	552
* Neoware Systems, Inc.	53,522	548
* ePlus Inc.	47,535	547
* MTI Technology Corp.	241,830	544
* PLX Technology, Inc.	53,343	542
* Infocrossing, Inc.	43,389	541
* Pericom Semiconductor Corp.	66,111	538
* FalconStor Software, Inc.	82,312	537
* Broadwing Corp.	115,592	534
* PC-Tel, Inc.	68,058	533
* Spectrum Control, Inc.	77,974	526
* Tumbleweed Communications Corp.	201,661	524
* eCollege.com Inc.	43,601	519
Lowrance Electronics, Inc.	24,659	518
* Ditech Communications Corp.	79,515	516
* PAR Technology Corp.	16,100	515
* PDF Solutions, Inc.	39,243	515
* Oplink Communications, Inc.	300,730	514
* Emageon Inc.	36,604	513
* E.piphany Inc.	146,917	511
* White Electronic Designs Corp.	92,085	511
* Captaris Inc.	123,151	510
* QuickLogic Corp.	139,627	510
* Cogent Communications Group, Inc.	76,515	508
* Vyyo Inc.	80,515	502
* Internet Capital Group Inc	67,673	496
* Immersion Corp.	93,031	496
* Enterasys Networks, Inc.	549,073	494
* Sumtotal Systems Inc.	108,866	492

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Docucorp International, Inc.	66,569	489
* COMARCO, Inc.	63,431	487
* Bio-logic Systems, Corp.	77,224	485
* Segue Software, Inc.	87,777	483
* Network Equipment Technologies, Inc.	93,397	482
Video Display Corp.	36,389	473
* Meade Instruments Corp.	169,096	472
* The SCO Group, Inc.	121,969	467
* ONYX Software Corp.	129,177	465
* Nuance Communications Inc.	102,562	462
* OpenTV Corp.	168,381	461
* Captiva Software Corp.	31,917	461
* Nu Horizons Electronics Corp.	72,008	461
* Bitstream Inc.	121,358	458
* Mechanical Technology Inc.	128,050	456
* Mobius Management Systems, Inc.	69,016	456
* SRS Labs, Inc.	74,553	455
* MapInfo Corp.	43,098	453
* Applix, Inc.	95,312	451
* American Power Technology, Inc.	63,445	447
* SupportSoft, Inc.	85,781	445
* ESS Technology, Inc.	105,085	442
* Stratex Networks, Inc.	256,529	441
* SteelCloud Inc.	177,829	441
* OSI Systems Inc.	27,926	441
* Extended Systems Inc.	136,495	437
* Manugistics Group, Inc.	245,373	437
* Actuate Software Corp.	232,749	435
* Evans & Sutherland Computer Corp.	84,294	434
* NetManage, Inc.	67,535	432
* Kana Software, Inc.	265,115	424
* Brooktrout Technology, Inc.	37,261	416
* Microtune, Inc.	82,600	414
* OPNET Technologies, Inc.	51,051	414
* Convera Corp.	84,497	412
* La Barge, Inc.	22,577	410
* International DisplayWorks, Inc.	51,094	409
* Arbinet Holdings, Inc.	60,609	406
* Motive, Inc.	40,587	403
* COMSYS IT Partners Inc.	23,616	403
* Supertex, Inc.	22,780	402
* IPIX Corp.	162,092	402
* Micronetics Inc.	51,705	402
* Art Technology Group, Inc.	379,660	399
* Performance Technologies, Inc.	72,046	398
* Wave Systems Corp.	509,331	397
* Lasercard Corp.	67,407	396
* Key Tronic Corp.	114,640	390
* Terremark Worldwide, Inc.	55,194	386
* En Pointe Technologies, Inc.	116,139	383
* Interlink Electronics Inc.	66,839	378
* Mobility Electronics, Inc.	41,115	376
* @ Road, Inc.	141,164	375

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* ActivCard Corp.	81,904	374
* Lumera Corp.	81,246	373
* ZiLOG, Inc.	87,900	371
* Avanex Corp.	412,118	371
* Silicon Graphics, Inc.	520,942	370
* LCC International, Inc. Class A	102,466	369
* Ramtron International Corp.	156,794	367
* I-many, Inc.	216,997	367
* SAFLINK Corp.	221,701	366
* Napster, Inc.	87,089	366
* Virage Logic Corp.	35,453	365
* Manchester Technologies, Inc.	57,696	363
* Zix Corp.	112,607	352
Sypris Solutions, Inc.	28,286	350
* NVE Corp.	22,372	348
* iGATE Corp.	97,222	348
* Chordiant Software, Inc.	177,042	345
* Zomax Inc.	122,300	340
* Sirenza Microdevices, Inc.	98,463	339
* Network Engines, Inc.	188,467	337
* Hifn, Inc.	56,022	337
* Leadis Technology Inc.	41,820	337
* Tier Technologies, Inc.	39,424	332
* Monolithic System Technology, Inc.	66,005	332
* Innovex, Inc.	96,455	331
* Computer Task Group, Inc.	91,166	329
* Safeguard Scientifics, Inc.	254,110	325
* Answerthink Consulting Group, Inc.	91,316	324
* Intellisync Corp.	119,370	323
* Carrier Access Corp.	66,953	323
* Iomega Corp.	120,767	320
* InFocus Corp.	76,749	318
TSR, Inc.	52,380	314
* Centillium Communications, Inc.	144,218	313
* Hauppage Digital, Inc.	79,691	312
* Centra Software, Inc.	154,823	310
* InterVideo Inc.	20,798	299
* Overland Storage, Inc.	31,329	299
* Ciprico Inc.	73,016	298
* WatchGuard Technologies, Inc.	75,635	296
* Cherokee International Corp.	78,128	292
* Applied Digital Solutions, Inc.	88,801	292
* Argonaut Technologies Inc.	294,360	291
* Embarcadero Technologies, Inc.	50,736	285
* Visual Networks, Inc.	181,657	280
* SimpleTech, Inc.	72,360	277
* NetScout Systems, Inc.	41,495	273
* Research Frontiers, Inc.	85,492	271
* NMS Communications Corp.	94,693	271
* BroadVision, Inc.	218,818	267
* Delphax Technologies, Inc.	81,265	266
* Pomeroy IT Solutions, Inc.	26,228	266
* Bioveris Corp.	60,517	264

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Transmeta Corp.	430,684	263
* PalmSource, Inc.	30,750	261
* AXS-One Inc.	162,986	258
* Optical Communication Products, Inc.	134,629	256
* VA Software Corp.	150,180	255
* Planar Systems, Inc.	34,695	255
* FOCUS Enhancements, Inc.	378,675	246
* MetaSolv, Inc.	104,560	246
* Catalyst Semiconductor, Inc.	55,727	245
* Imergent, Inc.	22,900	243
* LogicVision, Inc.	117,053	238
* WJ Communications, Inc.	137,440	236
* Lantronix, Inc.	180,036	236
* California Micro Devices Corp.	41,185	234
* Staktek Holdings Inc.	77,622	233
* Alliance Semiconductor Corp.	90,541	231
* Merix Corp.	39,237	230
* Selectica, Inc.	74,529	229
* ACE*COMM Corp.	96,907	229
* Airspan Networks Inc.	40,946	227
Sunrise Telecom Inc.	109,182	224
* BindView Development Corp.	81,009	224
* Cyberguard Corp.	37,600	224
* Phoenix Technologies Ltd.	28,719	223
* Cray Inc.	173,979	216
Inforte Corp.	64,069	213
* Quovadx, Inc.	76,698	212
* Loudeye Corp.	289,155	211
* AXT, Inc.	161,561	210
* Net2Phone, Inc.	115,892	210
* Qualstar Corp.	50,990	202
* SCM Microsystems, Inc.	71,556	197
* Viewpoint Corp.	109,714	194
* Telular Corp.	64,284	193
* Evolving Systems, Inc.	64,921	186
* Telkonet, Inc.	37,000	182
* GlobeTel Communications Corp.	64,000	179
* eLoyalty Corp.	29,651	175
* deltathree, Inc.	52,512	172
* SAVVIS Communications Corp.	155,370	171
* Crossroads Systems, Inc.	180,680	170
* 8X8 Inc.	101,320	169
* Private Business Inc.	115,099	168
* Intelli-Check Inc.	34,298	167
* Technology Solutions Co.	302,860	164
* Pemstar Inc.	162,998	163
* Digimarc Corp.	28,830	158
* Paradyne Networks, Inc.	87,101	158
* ANADIGICS, Inc.	80,743	157
* AuthentiDate Holding Corp.	57,631	153
Bel Fuse, Inc. Class A	5,719	147
* BSQUARE Corp.	271,536	147
* Computer Horizons Corp.	46,076	144

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Synplicity, Inc.	26,506	143
* Pervasive Software Inc.	33,466	142
* Kintera Inc.	41,471	141
* Avici Systems Inc.	31,154	139
* LivePerson, Inc.	44,274	138
* Sento Corp.	52,662	134
* Goremote Internet Communications	85,022	133
* Cascade Microtech, Inc.	9,100	133
* On2 Technologies, Inc.	218,235	127
* Datalink Corp.	39,506	122
* Critical Path, Inc.	276,547	122
* Ceva, Inc.	19,597	115
* Indus International, Inc.	46,569	115
* Ampex Corp. Class A	2,890	114
* Interland, Inc.	58,073	113
* Stratos International Inc.	19,320	107
* Superconductor Technologies Inc.	162,564	106
* ACT Teleconferencing, Inc.	149,516	105
* Intraware, Inc.	205,122	96
* Firstwave Technologies, Inc.	49,096	95
* Apropos Technology, Inc.	35,100	87
* Tripath Technology Inc.	132,590	86
* Telecommunication Systems, Inc.	38,121	86
* Parlex Corp.	14,300	83
* Cambridge Display Technology Inc.	10,800	83
* Cosine Communications, Inc.	34,812	83
Richardson Electronics, Ltd.	11,090	81
* Callidus Software Inc.	16,436	60
* Versant Corp.	183,334	59
* Verso Technologies, Inc.	224,565	58
* NaviSite, Inc.	24,698	43
* Zanett, Inc.	10,600	41
Celeritek, Inc.	120,183	40
* Eagle Broadband, Inc.	152,800	37
* Suntron Corp.	34,866	35
* Digital Lightwave, Inc.	111,937	31
* MakeMusic! Inc.	7,540	30
* CGI Holding Corp.	10,500	26
* LightPath Technologies, Inc. Class A	8,062	24
* Airnet Communications Corp.	13,829	21
* Three-Five Systems, Inc.	54,291	21
* Artisoft, Inc.	11,633	19
* Dynabazaar, Inc.	50,100	16
Frequency Electronics, Inc.	1,200	16
* Data I/O Corp.	5,000	12
* NeoMagic Corp.	20,600	11
* Versata, Inc.	13,031	10
* DSL.Net, Inc.	118,127	9
* Verilink Corp.	6,500	8
* Smith Micro Software, Inc.	1,650	7
* eGain Communications Corp.	10,788	7
* Information Resources, Inc. Contingent Value Rights	11,200	7
* nStor Technologies, Inc.	47,623	7

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* ISCO International, Inc.	18,000	4
* Covad Communications Group, Inc.	2,548	4
* Simulations Plus, Inc.	800	3
* Axeda Systems Inc.	6,000	2
* Radview Software Ltd.	9,000	2
* Media 100 Inc.	162,889	—
* Teknowledge Corp.	200	—
* US Dataworks Inc.	100	—
* Island Pacific, Inc.	200	—

		937,893

Utilities (5.4%)
MCI Inc.	972,623	25,006
* Cablevision Systems NY Group Class A	546,970	17,612
Questar Corp.	259,829	17,123
SCANA Corp.	347,425	14,839
Wisconsin Energy Corp.	358,858	13,995
* NTL Inc.	203,747	13,940
Pepco Holdings, Inc.	577,175	13,818
Energy East Corp.	449,767	13,034
* NII Holdings Inc.	173,526	11,095
DPL Inc.	386,959	10,622
* Southwestern Energy Co.	222,854	10,470
ONEOK, Inc.	316,832	10,345
MDU Resources Group, Inc.	362,758	10,219
* Western Wireless Corp. Class A	236,574	10,007
Alliant Energy Corp.	353,527	9,952
NSTAR	313,410	9,662
AGL Resources Inc.	236,024	9,122
UGI Corp. Holding Co.	317,436	8,856
Aqua America, Inc.	286,053	8,507
* Nextel Partners, Inc.	328,323	8,264
Northeast Utilities	395,874	8,258
OGE Energy Corp.	275,851	7,983
Energen Corp.	224,704	7,876
* U.S. Cellular Corp.	153,918	7,687
Great Plains Energy, Inc.	228,597	7,290
Puget Energy, Inc.	306,002	7,154
Atmos Energy Corp.	244,875	7,052
Telephone & Data Systems, Inc.	165,111	6,738
Vectren Corp.	232,852	6,690
Hawaiian Electric Industries Inc.	247,381	6,632
* Southern Union Co.	267,623	6,570
WPS Resources Corp.	115,794	6,513
National Fuel Gas Co.	222,837	6,442
Westar Energy, Inc.	260,841	6,268
PNM Resources Inc.	211,412	6,091
Western Gas Resources, Inc.	168,239	5,872
* Alamosa Holdings, Inc.	416,482	5,789
Telephone & Data Systems, Inc. Special Common Shares	147,351	5,649
Piedmont Natural Gas, Inc.	234,470	5,632
WGL Holdings Inc.	148,733	5,003

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* Kinder Morgan Management, LLC	106,326	4,891
ALLETE, Inc.	91,260	4,554
* Sierra Pacific Resources	360,321	4,486
Duquesne Light Holdings, Inc.	237,540	4,437
* Centennial Communications Corp. Class A	306,264	4,251
IDACORP, Inc.	129,285	3,960
New Jersey Resources Corp.	80,315	3,875
Black Hills Corp.	100,065	3,687
NorthWestern Corp.	108,800	3,429
UniSource Energy Corp.	105,999	3,259
* Cincinnati Bell Inc.	754,513	3,244
Cleco Corp.	150,060	3,237
Northwest Natural Gas Co.	84,048	3,214
PanAmSat Holding Corp.	155,520	3,190
* El Paso Electric Co.	145,991	2,986
Southwest Gas Corp.	114,015	2,909
Avista Corp.	148,422	2,759
Commonwealth Telephone Enterprises, Inc.	64,605	2,708
* Aquila, Inc.	745,346	2,691
South Jersey Industries, Inc.	42,486	2,597
Otter Tail Corp.	89,249	2,439
* USA Mobility, Inc.	82,000	2,408
CH Energy Group, Inc.	48,328	2,350
MGE Energy, Inc.	62,442	2,272
* Premiere Global Services, Inc.	194,478	2,196
* Price Communications Corp.	126,581	2,190
UIL Holdings Corp.	39,155	2,107
* RCN Corp.	90,797	2,097
* US Unwired Inc.	357,285	2,079
The Laclede Group, Inc.	64,182	2,038
California Water Service Group	45,628	1,713
Empire District Electric Co.	70,814	1,697
* Mediacom Communications Corp.	243,275	1,671
Valor Communications Group, Inc.	117,576	1,623
* UbiquiTel Inc.	187,108	1,527
* General Communication, Inc.	148,665	1,467
Iowa Telecommunications Services Inc.	76,844	1,441
* Level 3 Communications, Inc.	707,680	1,437
* Time Warner Telecom Inc.	234,844	1,390
FairPoint Communications, Inc.	84,110	1,358
American States Water Co.	46,246	1,358
* IDT Corp. Class B	100,368	1,321
SJW Corp.	27,416	1,289
* Dobson Communications Corp.	293,259	1,249
* Talk America Holdings, Inc.	121,552	1,217
Alaska Communications Systems Holdings, Inc.	112,334	1,113
Cascade Natural Gas Corp.	47,515	974
Surewest Communications	36,570	938
* Global Crossing Ltd.	53,555	914
EnergySouth, Inc.	32,114	890
* Semco Energy Inc.	140,771	843
Chesapeake Utilities Corp.	27,411	837
CT Communications, Inc.	59,279	774

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
Southwest Water Co.	62,961	745
Green Mountain Power Corp.	24,364	727
* Intrado Inc.	48,354	723
Central Vermont Public Service Corp.	37,711	698
UNITILI Corp.	25,095	678
Middlesex Water Co.	33,672	654
Hector Communications Corp.	24,650	564
Connecticut Water Services, Inc.	22,133	553
Shenandoah Telecommunications Co.	13,261	527
North Pittsburgh Systems, Inc.	26,794	524
* Rural Cellular Corp. Class A	91,135	478
* US LEC Corp. Class A	193,124	463
Warwick Valley Telephone Co.	15,219	374
Atlantic Tele-Network, Inc.	12,878	371
* Hungarian Telephone and Cable Corp.	20,938	360
Maine & Maritimes Corp.	14,000	343
D&E Communications, Inc.	33,192	322
Consolidated Water Co.	7,800	302
* Boston Communications Group, Inc.	146,480	302
Hickory Tech Corp.	32,364	261
* Suncom Wireless Holdings, Inc. Class A	113,063	244
* Pac-West Telecom, Inc.	199,700	206
* Primus Telecommunications Group, Inc.	324,398	204
* FiberNet Telecom Group, Inc.	32,927	106
* Penn Octane Corp.	242,076	102
* IDT Corp.	7,368	98
* Mpower Holding Corp.	60,500	87
York Water Co.	3,561	75
BIW Ltd.	1,800	34
* Fusion Telecommunications International, Inc.	7,200	34
* GoAmerica, Inc.	2,302	14
* Trinsic, Inc.	46,065	13
* XO Communications, Inc.	565	1
* Cap Rock Energy Corp.	33	1

		512,446

Other (2.7%)
* Berkshire Hathaway Inc. Class A	2,291	191,298
SPX Corp.	229,458	10,550
Hillenbrand Industries, Inc.	169,541	8,570
Teleflex Inc.	110,899	6,584
Carlisle Co., Inc.	94,667	6,497
Wesco Financial Corp.	16,914	6,089
* Berkshire Hathaway Inc. Class B	1,942	5,406
* McDermott International, Inc.	208,971	4,388
Trinity Industries, Inc.	112,104	3,591
Lancaster Colony Corp.	81,406	3,494
Walter Industries, Inc.	75,334	3,028
* GenCorp, Inc.	145,499	2,802
* Sequa Corp. Class A	24,769	1,639
Kaman Corp. Class A	69,761	1,258
Raven Industries, Inc.	42,533	996

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
* United Capital Corp.	34,842	904
* GP Strategies Corp.	60,060	489
GenTek, Inc.	24,822	247
McRae Industries, Inc.	13,600	167
* Foster Wheeler Ltd. Class B Warrants Exp. 9/24/2007	284,354	146
* Lynch Corp.	4,500	37
* Sandston Corp.	12,600	2

		258,182

TOTAL COMMON STOCKS
(Cost $7,587,713)		9,438,068

TEMPORARY CASH INVESTMENTS (3.7%)(1)

Money Market Fund (3.6%)
Vanguard Market Liquidity Fund, 3.139%**	341,384,179	341,384

VANGUARD US STOCK INDEX FUNDS Schedule of Investments June 30, 2005
Extended Market Index Fund	Shares	Market Value ($000)
	Face
	Amount
	($000)

U.S. Agency Obligations (0.1%)
Federal Home Loan Mortgage Corp.†
(2)3.002%, 7/19/2005	3,000	2,995
(2)3.332%, 10/4/2005	6,000	5,948

		8,943

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $350,327)		350,327

TOTAL INVESTMENTS (103.3%)
(Cost $7,938,040)		9,788,395

OTHER ASSETS AND LIABILITIES-NET (-3.3%)		(311,985)

*Non–income–producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 3.4%, respectively, of net assets.
(2)Securities with a value of $8,943,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

© 2005 The Vanguard Group, Inc.
All rights reserve
Vanguard Marketing
Corporation, Distributor.

SNA982 082005

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

COMMON STOCKS (99.2%)(1)

Auto & Transportation (2.2%)
United Parcel Service, Inc.	2,661,316	184,057
FedEx Corp.	1,268,593	102,769
Ford Motor Co.	7,786,256	79,731
Burlington Northern Santa Fe Corp.	1,676,569	78,933
Union Pacific Corp.	1,100,412	71,307
General Motors Corp.	2,002,922	68,099
Harley-Davidson, Inc.	1,305,169	64,736
Norfolk Southern Corp.	1,754,208	54,310
PACCAR, Inc.	730,640	49,684
Southwest Airlines Co.	3,124,530	43,525
CSX Corp.	951,902	40,608
Genuine Parts Co.	774,728	31,834
Expeditors International of Washington, Inc.	473,370	23,579
C.H. Robinson Worldwide, Inc.	359,761	20,938
* Yellow Roadway Corp.	278,041	14,124
BorgWarner, Inc.	250,172	13,427
Oshkosh Truck Corp.	158,179	12,382
Gentex Corp.	660,676	12,024
* Laidlaw International Inc.	463,830	11,178
Lear Corp.	300,700	10,939
* The Goodyear Tire & Rubber Co.	706,067	10,520
J.B. Hunt Transport Services, Inc.	543,616	10,492
Delphi Corp.	2,252,001	10,472
CNF Inc.	231,081	10,376
Polaris Industries, Inc.	190,690	10,297
Dana Corp.	668,647	10,036
Tidewater Inc.	255,716	9,748
* Navistar International Corp.	284,682	9,110
* AMR Corp.	719,844	8,717
* Landstar System, Inc.	268,277	8,081
Alexander & Baldwin, Inc.	171,961	7,970
OMI Corp.	405,356	7,706
Overseas Shipholding Group Inc.	123,782	7,384
* JetBlue Airways Corp.	355,252	7,261
* Kansas City Southern	293,499	5,923
UTI Worldwide, Inc.	83,528	5,815
Cooper Tire & Rubber Co.	304,118	5,647
Overnite Corp.	126,015	5,416
Thor Industries, Inc.	166,350	5,228
Winnebago Industries, Inc.	153,191	5,017
ArvinMeritor, Inc.	281,778	5,013
Florida East Coast Industries, Inc. Class A	109,907	4,759
American Axle & Manufacturing Holdings, Inc.	185,043	4,676
* Swift Transportation Co., Inc.	198,906	4,633
Werner Enterprises, Inc.	229,361	4,505
Modine Manufacturing Co.	136,566	4,447
Skywest, Inc.	244,317	4,442

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Visteon Corp.	720,777	4,346
Heartland Express, Inc.	216,108	4,199
Wabtec Corp.	186,602	4,008
Knight Transportation, Inc.	161,371	3,926
* Kirby Corp.	86,775	3,914
* Continental Airlines, Inc. Class B	290,724	3,861
Forward Air Corp.	135,336	3,826
* Aviall Inc.	120,761	3,815
* Pacer International, Inc.	163,503	3,563
General Maritime Corp.	83,013	3,520
* Alaska Air Group, Inc.	113,832	3,387
* Offshore Logistics, Inc.	100,325	3,295
Wabash National Corp.	134,447	3,258
* EGL, Inc.	160,253	3,256
Arkansas Best Corp.	99,221	3,156
* AirTran Holdings, Inc.	338,263	3,122
* Tenneco Automotive, Inc.	185,510	3,087
* TRW Automotive Holdings Corp.	122,406	3,000
* Genesee & Wyoming Inc. Class A	106,074	2,886
* Delta Air Lines, Inc.	753,230	2,832
* Gulfmark Offshore, Inc.	97,206	2,655
* Fleetwood Enterprises, Inc.	242,538	2,462
* TBC Corp.	89,451	2,427
* Old Dominion Freight Line, Inc.	87,313	2,343
* AAR Corp.	140,973	2,215
Superior Industries International, Inc.	93,418	2,214
Bandag, Inc.	46,770	2,154
Monaco Coach Corp.	116,327	2,000
* RailAmerica, Inc.	162,541	1,934
* Hub Group, Inc.	73,736	1,847
* Keystone Automotive Industries, Inc.	69,076	1,708
* Hayes Lemmerz International, Inc.	229,719	1,636
* Frontier Airlines, Inc.	155,818	1,610
* Aftermarket Technology Corp.	88,799	1,548
* Commercial Vehicle Group Inc.	78,683	1,397
* Northwest Airlines Corp. Class A	275,326	1,255
* Strattec Security Corp.	22,330	1,216
* SCS Transportation, Inc.	66,149	1,177
Arctic Cat, Inc.	56,762	1,165
* ExpressJet Holdings, Inc.	132,769	1,130
* Marten Transport, Ltd.	50,347	1,057
Marine Products Corp.	68,877	1,002
Maritrans Inc.	35,652	964
Sea Containers Ltd. Class A	58,507	934
* America West Holdings Corp. Class B	153,578	921
* Mesa Air Group Inc.	134,682	904
The Greenbrier Cos., Inc.	31,411	851
* Miller Industries, Inc.	62,884	810
* Quantum Fuel Systems Technologies Worldwide, In	161,337	807
* Republic Airways Holdings Inc.	55,587	803

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Standard Motor Products, Inc.	60,585	800
Coachmen Industries, Inc.	61,839	775
* Pinnacle Airlines Corp.	86,188	740
* Celadon Group Inc.	40,679	693
Quixote Corp.	34,477	676
Titan International, Inc.	46,810	654
Todd Shipyards Corp.	32,920	623
* Dura Automotive Systems, Inc.	133,294	570
Noble International, Ltd.	23,787	560
* Seabulk International, Inc.	25,771	548
Spartan Motors, Inc.	49,719	536
* Dynamex Inc.	30,255	516
* USA Truck, Inc.	20,400	505
* Covenant Transport, Inc.	37,970	501
* P.A.M. Transportation Services, Inc.	29,661	499
* Stoneridge, Inc.	75,381	498
* U.S. Xpress Enterprises, Inc.	39,893	475
* Impco Technologies Inc.	92,762	446
* MAIR Holdings, Inc.	49,744	440
* Odyssey Marine Exploration, Inc.	85,950	428
* International Shipholding Corp.	25,994	381
* Quality Distribution Inc.	40,743	361
* Frozen Food Express Industries, Inc.	26,698	302
* Petroleum Helicopters, Inc.	11,115	262
* National R. V. Holdings, Inc.	23,650	189
Bandag, Inc. Class A	4,238	172
Sauer-Danfoss, Inc.	9,323	166
* Hawaiian Holdings, Inc.	40,350	164
* Transport Corp. of America, Inc.	23,800	162
* Central Freight Lines, Inc.	51,715	134
* FLYI, Inc.	142,930	107
* R&B, Inc.	7,400	104
* Raytech Corp.	7,231	10
* Stonepath Group, Inc.	7,376	7
* Allied Holdings, Inc.	8,989	4

	1,311,286

Consumer Discretionary (14.7%)
Wal-Mart Stores, Inc.	11,247,088	542,110
Home Depot, Inc.	9,721,645	378,172
* Time Warner, Inc.	19,527,335	326,302
The Walt Disney Co.	9,062,649	228,198
* Google Inc.	719,611	211,674
Gillette Co.	4,165,420	210,895
Target Corp.	3,767,085	204,967
Viacom Inc. Class B	6,243,274	199,910
* Yahoo! Inc.	5,505,023	190,749
Lowe's Cos., Inc.	3,250,165	189,225
The News Corp., Inc.	10,967,026	177,446

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

McDonald's Corp.	5,568,824	154,535
* eBay Inc.	4,403,278	145,352
Kimberly-Clark Corp.	2,132,485	133,472
* Liberty Media Corp.	11,275,338	114,896
Carnival Corp.	1,969,154	107,417
Cendant Corp.	4,668,795	104,441
Costco Wholesale Corp.	2,094,337	93,868
* Starbucks Corp.	1,768,212	91,346
Best Buy Co., Inc.	1,237,102	84,803
Gannett Co., Inc.	1,129,937	80,372
Avon Products, Inc.	2,098,294	79,420
* Electronic Arts Inc.	1,366,177	77,339
* Kohl's Corp.	1,370,108	76,603
The McGraw-Hill Cos., Inc.	1,689,088	74,742
NIKE, Inc. Class B	827,567	71,667
Waste Management, Inc.	2,517,059	71,333
Staples, Inc.	3,297,308	70,299
* Sears Holdings Corp.	459,507	68,866
Yum! Brands, Inc.	1,300,441	67,727
Clear Channel Communications, Inc.	2,158,938	66,776
J.C. Penney Co., Inc. (Holding Co.)	1,267,809	66,661
Omnicom Group Inc.	827,142	66,056
Marriott International, Inc. Class A	841,609	57,415
* Coach, Inc.	1,692,920	56,831
* Bed Bath & Beyond, Inc.	1,339,656	55,971
Harrah's Entertainment, Inc.	774,983	55,853
Federated Department Stores, Inc.	749,420	54,917
Starwood Hotels & Resorts Worldwide, Inc.	924,744	54,162
* Apollo Group, Inc. Class A	691,051	54,054
The Gap, Inc.	2,717,131	53,663
* DirecTV Group, Inc.	3,374,761	52,309
TJX Cos., Inc.	2,135,073	51,989
* Liberty GLobal Inc. Class A	1,057,740	49,365
May Department Stores Co.	1,228,358	49,331
* Amazon.com, Inc.	1,355,443	44,838
* IAC/InterActiveCorp	1,854,767	44,607
International Game Technology	1,529,192	43,047
Hilton Hotels Corp.	1,625,935	38,779
Tribune Co.	984,514	34,635
* Sirius Satellite Radio, Inc.	5,324,590	34,503
Eastman Kodak Co.	1,271,525	34,140
* Fisher Scientific International Inc.	520,030	33,750
Mattel, Inc.	1,840,813	33,687
* XM Satellite Radio Holdings, Inc.	985,218	33,162
Black & Decker Corp.	364,109	32,715
Limited Brands, Inc.	1,510,125	32,347
* VeriSign, Inc.	1,123,475	32,311
Nordstrom, Inc.	465,886	31,666
* Office Depot, Inc.	1,386,407	31,666
R.R. Donnelley & Sons Co.	907,351	31,313

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Newell Rubbermaid, Inc.	1,219,815	29,080
EchoStar Communications Corp. Class A	958,997	28,914
* Univision Communications Inc.	1,018,201	28,051
* Chico's FAS, Inc.	792,922	27,181
Abercrombie & Fitch Co.	387,009	26,588
* Toys R Us, Inc.	955,141	25,292
Dollar General Corp.	1,237,126	25,188
Cintas Corp.	648,228	25,022
Michaels Stores, Inc.	598,115	24,744
* AutoZone Inc.	265,139	24,515
Wendy's International, Inc.	506,450	24,132
Republic Services, Inc. Class A	664,913	23,944
Royal Caribbean Cruises, Ltd.	493,253	23,854
Harman International Industries, Inc.	285,984	23,268
* Interpublic Group of Cos., Inc.	1,879,169	22,888
VF Corp.	394,407	22,568
Leggett & Platt, Inc.	847,175	22,518
* MGM Mirage, Inc.	561,018	22,205
Estee Lauder Cos. Class A	566,528	22,168
Darden Restaurants Inc.	670,709	22,120
Tiffany & Co.	646,074	21,165
* Advance Auto Parts, Inc.	326,961	21,105
Knight Ridder	341,962	20,976
Whirlpool Corp.	295,114	20,690
Washington Post Co. Class B	24,369	20,349
* Telewest Global, Inc.	887,815	20,224
PETsMART, Inc.	648,779	19,690
* Mohawk Industries, Inc.	236,914	19,545
Liz Claiborne, Inc.	482,251	19,174
New York Times Co. Class A	612,564	19,081
Foot Locker, Inc.	692,936	18,862
Ross Stores, Inc.	652,188	18,855
Family Dollar Stores, Inc.	709,022	18,505
Robert Half International, Inc.	731,670	18,270
E.W. Scripps Co. Class A	364,901	17,807
Fastenal Co.	286,734	17,565
* Williams-Sonoma, Inc.	442,321	17,503
ServiceMaster Co.	1,294,663	17,336
* AutoNation, Inc.	828,047	16,992
Jones Apparel Group, Inc.	544,879	16,913
CDW Corp.	295,659	16,879
* Getty Images, Inc.	227,151	16,868
* Career Education Corp.	455,794	16,687
The Stanley Works	364,720	16,609
* Lamar Advertising Co. Class A	379,354	16,225
Manpower Inc.	402,735	16,021
* ChoicePoint Inc.	395,148	15,826
* Brinker International, Inc.	392,604	15,724
RadioShack Corp.	670,309	15,531
The Neiman Marcus Group, Inc. Class A	158,473	15,359

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

American Eagle Outfitters, Inc.	495,863	15,198
GTECH Holdings Corp.	515,220	15,065
Alberto-Culver Co. Class B	344,873	14,943
Hasbro, Inc.	709,096	14,742
Circuit City Stores, Inc.	851,485	14,722
* Monster Worldwide Inc.	500,940	14,367
* O'Reilly Automotive, Inc.	468,444	13,964
Station Casinos, Inc.	207,446	13,774
* Activision, Inc.	827,080	13,663
The Corporate Executive Board Co.	173,648	13,602
Aramark Corp. Class B	511,949	13,515
Outback Steakhouse	298,029	13,483
* Iron Mountain, Inc.	431,827	13,395
International Flavors & Fragrances, Inc.	357,205	12,938
* Pixar, Inc.	257,392	12,882
* CarMax, Inc.	465,471	12,405
* Urban Outfitters, Inc.	217,387	12,324
Viacom Inc. Class A	374,650	12,071
Sabre Holdings Corp.	604,588	12,062
Service Corp. International	1,473,518	11,818
Polo Ralph Lauren Corp.	274,037	11,814
* Dollar Tree Stores, Inc.	478,353	11,480
* The Cheesecake Factory	329,774	11,453
* Penn National Gaming, Inc.	309,128	11,283
* ITT Educational Services, Inc.	205,422	10,974
Belo Corp. Class A	441,877	10,592
* Barnes & Noble, Inc.	267,917	10,395
* Wynn Resorts Ltd.	218,422	10,325
* BJ's Wholesale Club, Inc.	311,076	10,107
* Timberland Co.	255,308	9,886
Applebee's International, Inc.	361,968	9,589
* Weight Watchers International, Inc.	185,655	9,582
* Tech Data Corp.	260,570	9,539
* Saks Inc.	500,751	9,499
* Education Management Corp.	281,202	9,485
OfficeMax, Inc.	315,566	9,394
* Laureate Education Inc.	194,348	9,301
The Brink's Co.	254,574	9,165
Claire's Stores, Inc.	378,434	9,101
* Convergys Corp.	634,939	9,029
Boyd Gaming Corp.	175,132	8,954
Snap-On Inc.	258,982	8,883
* R.H. Donnelley Corp.	140,762	8,724
Reebok International Ltd.	208,354	8,715
Borders Group, Inc.	336,687	8,522
* Valassis Communications, Inc.	229,442	8,501
Adesa, Inc.	389,250	8,474
* Quiksilver, Inc.	527,414	8,428
Meredith Corp.	170,798	8,379
CBRL Group, Inc.	215,303	8,367

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Sonic Corp.	272,431	8,317
Dex Media, Inc.	337,442	8,237
* Allied Waste Industries, Inc.	1,036,562	8,220
SCP Pool Corp.	233,391	8,190
Regis Corp.	208,788	8,159
* Panera Bread Co.	128,519	7,979
* Waste Connections, Inc.	213,636	7,966
* Take-Two Interactive Software, Inc.	312,910	7,964
* Gaylord Entertainment Co.	169,807	7,894
Harte-Hanks, Inc.	263,456	7,833
* Rent-A-Center, Inc.	334,563	7,792
The Toro Co.	201,478	7,779
American Greetings Corp. Class A	290,948	7,710
* Copart, Inc.	322,699	7,680
* AnnTaylor Stores Corp.	315,870	7,669
* Pacific Sunwear of California, Inc.	332,339	7,640
* Men's Wearhouse, Inc.	218,689	7,529
Ruby Tuesday, Inc.	287,203	7,439
* Marvel Enterprises Inc.	376,931	7,433
* Scientific Games Corp.	273,387	7,362
International Speedway Corp.	129,355	7,278
MSC Industrial Direct Co., Inc. Class A	215,485	7,273
* Tractor Supply Co.	148,090	7,271
* United Stationers, Inc.	148,076	7,271
* Zale Corp.	229,215	7,264
* CNET Networks, Inc.	612,221	7,187
Reader's Digest Association, Inc.	423,337	6,985
Dillard's Inc.	297,542	6,968
* P.F. Chang's China Bistro, Inc.	117,716	6,943
Westwood One, Inc.	338,642	6,918
The Yankee Candle Co., Inc.	214,750	6,893
Lee Enterprises, Inc.	171,506	6,876
* CEC Entertainment Inc.	163,061	6,863
John Wiley & Sons Class A	170,790	6,785
* Big Lots Inc.	506,183	6,702
* Guitar Center, Inc.	113,765	6,640
* Jarden Corp.	120,273	6,485
* PETCO Animal Supplies, Inc.	219,736	6,443
Blockbuster Inc. Class A	705,637	6,435
* GameStop Corp.	195,105	6,382
* Ask Jeeves, Inc.	209,034	6,311
* Aeropostale, Inc.	187,790	6,310
* Corrections Corp. of America REIT	159,068	6,243
* Jack in the Box Inc.	163,637	6,205
Wolverine World Wide, Inc.	257,536	6,183
Media General, Inc. Class A	94,093	6,093
* PHH Corp.	236,814	6,091
IKON Office Solutions, Inc.	631,855	6,009
The McClatchy Co. Class A	91,647	5,997
* Dick's Sporting Goods, Inc.	154,930	5,979

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Arbitron Inc.	139,290	5,976
* Payless ShoeSource, Inc.	311,194	5,975
* Scholastic Corp.	152,955	5,896
* Earthlink, Inc.	671,023	5,811
* Tommy Hilfiger Corp.	415,447	5,717
Strayer Education, Inc.	65,971	5,691
* Argosy Gaming Co.	122,017	5,687
Maytag Corp.	357,050	5,591
Matthews International Corp.	143,434	5,588
Tupperware Corp.	238,363	5,571
Pier 1 Imports Inc.	388,645	5,515
* Spectrum Brands Inc.	165,886	5,474
* DeVry, Inc.	274,610	5,465
* Entercom Communications Corp.	163,077	5,429
Catalina Marketing Corp.	212,990	5,412
* Aztar Corp.	157,361	5,390
* Cogent Inc.	185,450	5,295
Choice Hotel International, Inc.	80,299	5,276
* Wesco International, Inc.	166,717	5,232
* Corinthian Colleges, Inc.	407,124	5,199
Ethan Allen Interiors, Inc.	153,986	5,160
Banta Corp.	112,870	5,120
* Charming Shoppes, Inc.	547,887	5,112
* Fossil, Inc.	224,654	5,100
* THQ Inc.	173,743	5,085
* United Natural Foods, Inc.	162,851	4,946
Furniture Brands International Inc.	228,716	4,943
* Bright Horizons Family Solutions, Inc.	119,387	4,861
Callaway Golf Co.	314,240	4,849
* Linens 'n Things, Inc.	204,769	4,845
* Shuffle Master, Inc.	172,027	4,822
* Tempur-Pedic International Inc.	217,216	4,818
* The Warnaco Group, Inc.	205,912	4,787
* School Specialty, Inc.	102,292	4,757
* Rare Hospitality International Inc.	153,699	4,683
Chemed Corp.	112,544	4,601
* Resources Connection, Inc.	194,024	4,507
* Hewitt Associates, Inc.	167,336	4,436
* DoubleClick Inc.	527,887	4,429
ADVO, Inc.	137,789	4,389
* MPS Group, Inc.	458,645	4,320
* Insight Enterprises, Inc.	213,967	4,318
Nu Skin Enterprises, Inc.	183,444	4,274
* Dollar Thrifty Automotive Group, Inc.	109,979	4,177
* InfoSpace, Inc.	126,368	4,161
* ValueClick, Inc.	337,079	4,156
* Labor Ready, Inc.	174,389	4,065
* West Corp.	105,770	4,062
* Coldwater Creek Inc.	160,352	3,994
* Carter's, Inc.	68,376	3,992

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* The Advisory Board Co.	80,895	3,943
* Red Robin Gourmet Burgers	63,324	3,925
Phillips-Van Heusen Corp.	119,755	3,915
* Hibbett Sporting Goods, Inc.	102,658	3,885
* FTI Consulting, Inc.	185,853	3,884
* Central Garden and Pet Co.	78,632	3,862
* Hot Topic, Inc.	201,350	3,850
Aaron Rents, Inc. Class B	153,340	3,817
Burlington Coat Factory Warehouse Corp.	89,133	3,801
* TreeHouse Foods Inc.	132,310	3,772
Nautilus Inc.	130,943	3,732
* Navigant Consulting, Inc.	210,825	3,723
K-Swiss, Inc.	114,409	3,700
Tuesday Morning Corp.	117,269	3,696
Watson Wyatt & Co. Holdings	141,904	3,637
* Genesco, Inc.	97,475	3,615
Bob Evans Farms, Inc.	154,860	3,611
* The Children's Place Retail Stores, Inc.	77,298	3,607
* aQuantive, Inc.	203,108	3,599
Jackson Hewitt Tax Service Inc.	151,853	3,590
* Too Inc.	152,374	3,561
ABM Industries Inc.	181,056	3,531
Blyth, Inc.	125,777	3,528
Talbots Inc.	107,070	3,477
* Stage Stores, Inc.	79,614	3,471
IHOP Corp.	79,406	3,445
* DreamWorks Animation SKG, Inc.	130,778	3,426
* Electronics Boutique Holdings Corp.	53,809	3,416
* The Sports Authority, Inc.	107,383	3,415
* Gemstar-TV Guide International, Inc.	950,241	3,411
* Pinnacle Entertainment, Inc.	174,276	3,409
* CMGI Inc.	1,797,650	3,398
Orient-Express Hotel Ltd.	106,034	3,358
Finish Line, Inc.	176,760	3,344
* Tetra Tech, Inc.	247,020	3,342
La-Z-Boy Inc.	228,654	3,331
* CSK Auto Corp.	197,577	3,296
* ProQuest Co.	99,978	3,278
* The Pantry, Inc.	84,414	3,269
Kellwood Co.	121,319	3,263
G & K Services, Inc. Class A	85,622	3,231
* Select Comfort Corp.	150,421	3,224
* NetFlix.com, Inc.	195,147	3,202
* Texas Roadhouse, Inc.	92,065	3,199
* Helen of Troy Ltd.	124,387	3,167
Domino's Pizza, Inc.	142,078	3,163
* ShopKo Stores, Inc.	129,889	3,158
* WMS Industries, Inc.	93,527	3,157
* CoStar Group, Inc.	72,018	3,140
The Pep Boys (Manny, Moe & Jack)	231,070	3,129

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Regal Entertainment Group Class A	164,820	3,112
* Columbia Sportswear Co.	62,099	3,067
* Global Imaging Systems, Inc.	96,229	3,066
* Korn/Ferry International	172,678	3,065
* Radio One, Inc.	237,192	3,019
Landry's Restaurants, Inc.	98,855	2,975
Brown Shoe Co., Inc.	75,964	2,974
MAXIMUS, Inc.	84,196	2,971
* Cabela's Inc.	136,193	2,909
* Journal Register Co.	165,104	2,891
Movie Gallery, Inc.	109,101	2,884
Christopher & Banks Corp.	156,832	2,864
* RC2 Corp.	75,747	2,846
* Vail Resorts Inc.	101,122	2,842
* Cumulus Media Inc.	240,157	2,829
* Alliance Gaming Corp.	201,429	2,824
Ameristar Casinos, Inc.	108,208	2,823
CKE Restaurants Inc.	202,704	2,822
Hollinger International, Inc.	280,108	2,804
Hearst-Argyle Television Inc.	114,336	2,801
United Auto Group, Inc.	92,609	2,760
Cato Corp. Class A	133,642	2,760
* Cox Radio, Inc.	174,358	2,746
Viad Corp.	96,860	2,745
Sonic Automotive, Inc.	128,936	2,741
Rollins, Inc.	136,706	2,740
Liberty Corp.	73,909	2,721
Stein Mart, Inc.	123,382	2,714
The Neiman Marcus Group, Inc. Class B	27,884	2,696
Oxford Industries, Inc.	62,244	2,680
* CRA International Inc.	48,816	2,629
* Elizabeth Arden, Inc.	111,511	2,608
* Citadel Broadcasting Corp.	224,272	2,568
* Ryan's Restaurant Group, Inc.	183,110	2,565
Amerco, Inc.	46,899	2,511
Speedway Motorsports, Inc.	67,951	2,484
* Emmis Communications, Inc.	139,830	2,471
Big 5 Sporting Goods Corp.	87,040	2,470
Lone Star Steakhouse & Saloon, Inc.	80,544	2,449
Fred's, Inc.	146,841	2,435
Stewart Enterprises, Inc. Class A	371,944	2,433
Kelly Services, Inc. Class A	84,486	2,420
* Priceline.com, Inc.	102,640	2,395
* Cost Plus, Inc.	95,511	2,382
Russell Corp.	114,976	2,351
* 99 Cents Only Stores	184,000	2,339
World Fuel Services Corp.	99,688	2,334
United Online, Inc.	214,834	2,333
* K2 Inc.	183,777	2,330
* Coinstar, Inc.	102,360	2,323

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Jos. A. Bank Clothiers, Inc.	52,730	2,283
Gray Television, Inc.	188,755	2,276
* Midway Games Inc.	206,155	2,259
* Alderwoods Group, Inc.	157,153	2,258
Gevity HR, Inc.	112,720	2,258
Administaff, Inc.	94,554	2,247
* Universal Technical Institute Inc.	67,292	2,234
* Jo-Ann Stores, Inc.	84,655	2,234
* The Dress Barn, Inc.	98,492	2,229
* Insight Communications Co., Inc.	201,054	2,222
* Consolidated Graphics, Inc.	54,419	2,219
The Stride Rite Corp.	160,758	2,217
The Topps Co., Inc.	219,484	2,201
* MarineMax, Inc.	70,442	2,201
* Heidrick & Struggles International, Inc.	83,879	2,188
* California Pizza Kitchen, Inc.	79,653	2,172
Bowne & Co., Inc.	148,919	2,153
* Steak n Shake Co.	115,265	2,146
* Krispy Kreme Doughnuts, Inc.	304,858	2,122
* JAKKS Pacific, Inc.	110,114	2,115
* Papa John's International, Inc.	52,083	2,082
bebe stores, inc.	78,573	2,080
* Cross Country Healthcare, Inc.	122,238	2,078
* Group 1 Automotive, Inc.	86,201	2,072
* Great Wolf Resorts, Inc.	99,871	2,041
Journal Communications, Inc.	119,723	2,011
Pre-Paid Legal Services, Inc.	44,670	1,995
* Overstock.com, Inc.	55,548	1,978
* Entravision Communications Corp.	249,275	1,942
* Six Flags, Inc.	411,172	1,912
Lithia Motors, Inc.	66,253	1,911
* Steiner Leisure Ltd.	51,458	1,908
* LKQ Corp.	69,988	1,900
* A.C. Moore Arts & Crafts, Inc.	60,025	1,897
The Marcus Corp.	88,692	1,882
* Central European Distribution Corp.	50,265	1,876
* PRIMEDIA Inc.	459,272	1,860
* The Gymboree Corp.	136,088	1,859
* AMN Healthcare Services, Inc.	122,005	1,834
Sinclair Broadcast Group, Inc.	199,354	1,810
Oakley, Inc.	105,568	1,798
Triarc Cos., Inc. Class B	120,427	1,790
infoUSA Inc.	151,957	1,778
* TiVo Inc.	264,587	1,767
* USANA Health Sciences, Inc.	41,752	1,766
* Brightpoint, Inc.	78,674	1,746
* Spanish Broadcasting System, Inc.	173,385	1,732
* Martha Stewart Living Omnimedia, Inc.	59,201	1,727
* Life Time Fitness, Inc.	52,093	1,709
* Ventiv Health, Inc.	88,399	1,704

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Brookstone, Inc.	89,010	1,681
* Spherion Corp.	253,202	1,671
* The Wet Seal, Inc. Class A	245,406	1,665
* Radio One, Inc. Class D	130,065	1,661
The Buckle, Inc.	37,294	1,654
* Playtex Products, Inc.	153,527	1,652
* O'Charley's Inc.	93,474	1,651
* Sirva Inc.	193,675	1,648
* Hudson Highland Group, Inc.	105,464	1,644
UniFirst Corp.	40,557	1,644
* Lin TV Corp.	117,661	1,634
Courier Corp.	42,226	1,622
Handleman Co.	96,474	1,593
Churchill Downs, Inc.	36,902	1,568
* Isle of Capri Casinos, Inc.	59,231	1,552
Carmike Cinemas, Inc.	50,544	1,551
* Vertrue Inc.	39,486	1,538
Kenneth Cole Productions, Inc.	48,748	1,517
* Midas Inc.	65,610	1,509
* Charter Communications, Inc.	1,270,188	1,499
* Teletech Holdings Inc.	183,850	1,498
* Stamps.com Inc.	79,889	1,498
* DiamondCluster International, Inc.	132,282	1,495
* GSI Commerce, Inc.	87,672	1,469
* LECG Corp.	67,033	1,425
Movado Group, Inc.	75,450	1,424
* Alloy, Inc.	276,011	1,419
American Woodmark Corp.	46,824	1,405
* Leapfrog Enterprises, Inc.	124,258	1,404
* Skechers U.S.A., Inc.	97,491	1,390
* SOURCECORP, Inc.	69,373	1,375
Blair Corp.	34,534	1,364
* Lifeline Systems, Inc.	42,276	1,358
* iVillage Inc.	219,259	1,311
* Cenveo Inc.	170,375	1,288
* Revlon, Inc. Class A	418,549	1,285
* Multimedia Games Inc.	116,222	1,280
* LodgeNet Entertainment Corp.	77,090	1,279
* MTR Gaming Group Inc.	107,450	1,251
CDI Corp.	56,921	1,248
* Monro Muffler Brake, Inc.	42,264	1,247
* Wireless Facilities, Inc.	196,172	1,242
* ValueVision Media, Inc.	102,250	1,228
Stanley Furniture Co., Inc.	49,984	1,228
* J. Jill Group, Inc.	88,519	1,217
Central Parking Corp.	88,445	1,216
* Lakes Entertainment, Inc.	78,767	1,213
* Playboy Enterprises, Inc. Class B	93,473	1,210
* Fisher Communications, Inc.	24,687	1,167
* Deckers Outdoor Corp.	46,800	1,151

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

CSS Industries, Inc.	33,563	1,136
* Guess ?, Inc.	68,391	1,134
* Casella Waste Systems, Inc.	94,106	1,129
* Marchex, Inc.	74,973	1,128
* Luby's, Inc.	94,032	1,124
* Trans World Entertainment Corp.	94,895	1,123
* Forrester Research, Inc.	62,951	1,122
Mannatech, Inc.	58,744	1,117
Triarc Cos., Inc. Class A	69,353	1,117
Lawson Products, Inc.	28,656	1,112
* Source Interlink Cos., Inc.	89,270	1,104
* 4Kids Entertainment Inc.	55,498	1,103
* Kforce Inc.	130,214	1,102
* Harris Interactive Inc.	225,351	1,097
* Drugstore.com, Inc.	258,073	1,076
* Salem Communications Corp.	54,077	1,073
* West Marine, Inc.	59,093	1,067
* Pegasus Solutions Inc.	95,463	1,064
Cherokee Inc.	30,695	1,063
Thomas Nelson, Inc.	48,676	1,059
* Geo Group Inc.	42,156	1,056
* Dave & Busters, Inc.	57,132	1,054
* Waste Services Inc.	273,360	1,050
Haverty Furniture Cos., Inc.	69,805	1,032
* Century Business Services, Inc.	253,997	1,029
Syms Corp.	69,165	1,016
* ParkerVision, Inc.	165,056	1,015
* Candie's, Inc.	151,681	1,010
Oshkosh B' Gosh, Inc. Class A	38,240	994
Schawk, Inc.	39,417	985
* Universal Electronics, Inc.	59,359	985
Angelica Corp.	39,749	974
* Saga Communications, Inc.	69,205	969
* BJ's Restaurants Inc.	47,464	965
* Steven Madden, Ltd.	54,244	963
* Navigant International, Inc.	65,018	955
* Hartmarx Corp.	94,048	947
* Casual Male Retail Group, Inc.	128,189	937
* Regent Communications, Inc.	157,831	926
* America's Car-Mart, Inc.	41,105	925
Bassett Furniture Industries, Inc.	48,931	923
* Retail Ventures, Inc.	67,510	921
National Presto Industries, Inc.	20,868	920
* Cache, Inc.	55,326	920
* Monarch Casino & Resort, Inc.	41,605	917
Cutter & Buck Inc.	70,950	915
Allen Organ Co.	14,962	913
Libbey, Inc.	57,325	906
* Perry Ellis International Corp.	38,507	901
Blockbuster Inc. Class B	104,887	900

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Bombay Co.	157,596	898
* Charlotte Russe Holding Inc.	72,037	898
* Restoration Hardware, Inc.	109,512	896
* Asbury Automotive Group, Inc.	58,091	895
* Blue Nile Inc.	27,314	893
* Water Pik Technologies, Inc.	46,572	887
* Medical Staffing Network Holdings, Inc.	178,405	883
* Steinway Musical Instruments Inc.	29,950	879
* Conn's, Inc.	35,861	878
* Parlux Fragrances, Inc.	31,700	877
* Volt Information Sciences Inc.	36,954	877
* Design Within Reach Inc.	47,513	860
* Exponent, Inc.	29,834	853
Renaissance Learning, Inc.	41,933	851
* Autobytel Inc.	176,240	851
* Buffalo Wild Wings Inc.	27,278	851
World Wrestling Entertainment, Inc.	73,695	842
Charles & Colvard Ltd.	33,938	833
Superior Uniform Group, Inc.	59,789	825
* Clean Harbors Inc.	37,893	822
Clark, Inc.	57,239	820
* Providence Service Corp.	33,017	820
* 1-800-FLOWERS.COM, Inc.	115,525	813
* S&K Famous Brands Inc.	46,595	805
* Navarre Corp.	100,356	802
* Cornell Companies, Inc.	59,209	797
Sturm, Ruger & Co., Inc.	94,935	795
* Mikohn Gaming Corp.	52,937	779
Ambassadors Group, Inc.	20,934	779
* NetRatings, Inc.	54,063	735
* Innotrac Corp.	90,747	734
* Lightbridge, Inc.	116,767	730
Startek, Inc.	44,366	728
Traffix, Inc.	144,514	725
CNS, Inc.	31,569	721
* Sharper Image Corp.	54,921	699
* Department 56 Inc.	67,982	697
* Rush Enterprises, Inc. Class A	52,145	696
* Worldwide Restaurant Concepts Inc.	105,744	688
* Nexstar Broadcasting Group, Inc.	109,839	681
* 24/7 Real Media, Inc.	166,425	681
* PLATO Learning, Inc.	90,665	669
* DTS Inc.	37,259	664
Action Performance Cos., Inc.	73,695	650
Russ Berrie and Co., Inc.	50,071	641
* Daily Journal Corp.	16,329	639
* Party City Corp.	52,445	629
* JAMDAT Mobile Inc.	22,575	625
* Rent-Way, Inc.	63,450	624
* New York & Co., Inc.	29,393	619

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

CPI Corp.	34,215	618
* Wyndham International, Inc. Class A	551,142	612
* Shoe Carnival, Inc.	28,099	611
* Build-A-Bear-Workshop, Inc.	25,901	607
* Synagro Technologies Inc.	124,643	602
Goody's Family Clothing	79,464	586
AFC Enterprises, Inc.	44,369	585
Cadmus Communications	32,435	584
* LoJack Corp.	32,858	577
* eCOST.com Inc.	140,337	574
Weyco Group, Inc.	29,044	572
* Checkers Drive-In Restaurants, Inc.	41,982	572
* NIC Inc.	123,449	570
* On Assignment, Inc.	111,656	556
Hancock Fabrics, Inc.	83,576	555
* Register.com, Inc.	72,667	545
* Educate, Inc.	37,392	529
* Benihana Inc. Class A	36,655	524
* Lodgian, Inc.	50,785	522
* SITEL Corp.	244,302	515
* 1-800 CONTACTS, Inc.	26,524	514
Haggar Corp.	25,220	513
* Wilsons The Leather Experts Inc.	76,915	511
* Youbet.com, Inc.	101,918	507
* Interstate Hotels & Resorts, Inc.	101,711	499
Dover Downs Gaming & Entertainment, Inc.	37,354	495
* Learning Tree International, Inc.	41,191	495
* Trm Corporation	29,425	495
* Young Broadcasting Inc.	117,374	487
* PDI, Inc.	38,874	479
* Neoforma, Inc.	70,039	473
* Beasley Broadcast Group, Inc.	31,494	456
* The Sportsman's Guide Inc.	24,077	451
* Hastings Entertainment, Inc.	75,945	450
* EZCORP, Inc.	41,534	445
* The Smith & Wollensky Restaurant Group, Inc.	72,905	444
* Buca, Inc.	84,924	443
* Atari, Inc.	159,110	442
* Bally Total Fitness Holding Corp.	136,019	441
* SM&A Corp.	48,898	439
* Carriage Services, Inc.	71,914	435
* PriceSmart, Inc.	51,150	433
* Raindance Communications, Inc.	205,353	427
Dover Motorsports, Inc.	71,025	426
Bon-Ton Stores, Inc.	21,583	418
* First Consulting Group, Inc.	81,261	417
* Nutri/System Inc	28,226	417
* Cosi, Inc.	60,488	416
* Oneida Ltd.	165,390	413
* Rentrak Corp.	43,782	394

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Edgewater Technology, Inc.	89,997	391
* Hampshire Group, Ltd.	19,658	385
Saucony Inc.	16,295	372
* GameStop Corp. Class B	12,367	370
* Digital Generation Systems	368,493	368
* Kirkland's, Inc.	38,345	358
* Greg Manning Auctions, Inc.	29,934	358
* Whitehall Jewellers, Inc.	51,862	355
* Gander Mountain Co.	31,121	355
* Crown Media Holdings, Inc.	37,493	354
Hooker Furniture Corp.	20,163	352
* REX Stores Corp.	24,159	349
* Miva Inc.	74,123	344
* Johnson Outdoors Inc.	19,100	344
* New Frontier Media, Inc.	51,071	340
* Empire Resorts Inc.	83,324	337
* Standard Parking Corp	20,600	335
Inter Parfums, Inc.	17,076	331
* Correctional Services Corp.	115,927	330
L.S. Starrett Co. Class A	17,904	327
* Pegasus Communications Corp.	90,383	325
* The Princeton Review, Inc.	54,724	319
* Mothers Work, Inc.	23,789	312
* Applica Inc.	95,395	308
* Nevada Gold & Casinos, Inc.	28,100	305
* Finlay Enterprises, Inc.	24,406	305
* Systemax Inc.	45,180	304
* Internap Network Services Corp.	636,671	299
* LookSmart, Ltd.	395,506	293
* Famous Dave's of America, Inc.	29,415	290
* ICT Group, Inc.	27,851	290
* Fox and Hound Restaurant Group	24,079	288
Escalade, Inc.	20,724	287
* Duckwall-ALCO Stores, Inc.	13,200	284
* Friendly Ice Cream Corp.	25,493	278
* PetMed Express, Inc.	35,662	275
* Rubio's Restaurants, Inc.	26,064	272
Deb Shops, Inc.	9,153	265
Waste Industries USA, Inc.	18,009	255
* Strategic Distribution, Inc.	23,874	250
* American Technology	41,554	239
Ambassadors International, Inc.	17,179	234
* Integrated Alarm Services Group, Inc.	52,970	233
Fedders Corp.	105,182	231
Aaron Rents, Inc.	10,125	230
* Gartner, Inc. Class B	21,667	229
* Tweeter Home Entertainment Group, Inc.	91,175	228
* WestCoast Hospitality	32,125	221
Books-a-Million Inc.	21,838	219
* Emerson Radio Corp.	77,571	216

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Ashworth, Inc.	23,000	207
* PC Connection, Inc.	33,162	206
* Rush Enterprises, Inc. Class B	15,329	206
Craftmade International, Inc.	12,448	202
* Tarrant Apparel Group, Inc.	66,876	201
Lifetime Hoan Corp.	9,977	195
* Benihana Inc.	13,000	190
* Enesco Group, Inc.	61,372	184
* Management Network Group Inc.	81,917	180
* Mac-Gray Corp.	19,633	180
News Corp., Inc., Class B	10,648	180
* Catalina Lighting, Inc.	23,200	172
Knape & Vogt Manufacturing Co.	14,239	170
* NTN Communications, Inc.	90,040	169
* The Boyds Collection, Ltd.	93,606	167
* Concorde Career College	12,023	164
* SPEEDUS Corp.	111,298	164
* Intermix Media Inc	19,000	159
* Concord Camera Corp.	120,706	151
* Emak Worldwide Inc.	13,900	150
* Champps Entertainment Inc.	19,873	149
Canterbury Park Holding Corp.	8,400	146
Tandy Brands Accessories, Inc.	12,890	141
Saucony, Inc.	6,100	139
* Lazare Kaplan International, Inc.	13,148	134
* PC Mall, Inc.	30,250	133
* GTSI CORP	14,200	133
* Sport Chalet Inc.	7,300	130
* Winmark Corp.	6,500	130
* Evci Career Colleges Holding Corp.	20,405	129
* Acme Communications, Inc.	29,800	120
* Paxson Communications Corp.	197,451	118
* Image Entertainment, Inc.	39,900	112
* Gallery of History, Inc.	39,818	111
Rock of Ages Corp.	17,600	109
* Interactive Systems Worldwide, Inc.	27,000	107
* Greenfield Online, Inc.	7,497	91
* Metro One Telecommunications, Inc.	110,426	88
* APAC Teleservices, Inc.	109,373	87
* Rainmaker Systems, Inc.	146,643	87
* Spherix Inc.	50,060	85
* Brillian Corp.	30,846	81
* Rockford Corp.	21,790	81
* Salton, Inc.	66,200	75
* Tag-It Pacific, Inc.	32,250	75
* U.S. Home Systems, Inc.	14,950	75
* Boots & Coots International Well Control, Inc.	71,150	75
* Mossimo, Inc.	16,017	72
* Max & Erma's Restaurant, Inc.	4,800	70
* Private Media Group, Inc.	27,081	70

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Knology, Inc.	35,030	68
* Interep National Radio Sales, Inc.	98,600	46
* Riviera Holdings Corp.	1,900	43
* Protection One, Inc.	2,271	41
* Geerlings & Wade Inc.	30,636	40
* Rural/Metro Corp.	4,330	37
* The Sports Club Co., Inc.	25,000	37
* Perficient, Inc.	5,000	36
* SPAR Group, Inc.	16,174	35
* LQ Corp. Inc.	15,985	33
* Precis, Inc.	18,641	18
* Major Automotive Cos., Inc.	17,395	18
* Gadzooks, Inc.	257,226	11
* Bush Industries, Inc. (Escrow)	135,417	7
* Trump Entertainment Resorts, Inc.	349	5
* IAC Interactivecorp 1.99% Cvt. Pfd.	76	4
* Headway Corporate Resources, Inc.	152,392	1
* IAC InterActiveCorp Warrants Exp. 2/4/2009	38	1
* Big Dog Holdings, Inc.	23	—
* VCampus Corp.	1	—

	8,860,258

Consumer Staples (6.2%)
Altria Group, Inc.	9,085,566	587,473
The Procter & Gamble Co.	10,607,666	559,554
The Coca-Cola Co.	9,640,157	402,477
PepsiCo, Inc.	7,428,654	400,627
Walgreen Co.	4,521,381	207,938
Anheuser-Busch Cos., Inc.	3,498,365	160,050
Colgate-Palmolive Co.	2,327,201	116,151
CVS Corp.	3,546,674	103,102
Sysco Corp.	2,823,122	102,169
Sara Lee Corp.	3,503,931	69,413
General Mills, Inc.	1,454,866	68,073
* The Kroger Co.	3,080,031	58,613
H.J. Heinz Co.	1,547,485	54,812
ConAgra Foods, Inc.	2,278,390	52,768
Kellogg Co.	1,097,161	48,758
The Hershey Co.	779,211	48,389
Safeway, Inc.	1,983,283	44,802
Wm. Wrigley Jr. Co.	635,755	43,765
The Clorox Co.	680,160	37,899
Kraft Foods Inc.	1,174,072	37,347
Whole Foods Market, Inc.	285,745	33,804
UST, Inc.	732,939	33,466
Reynolds American Inc.	392,862	30,958
Campbell Soup Co.	1,004,245	30,901
Albertson's, Inc.	1,388,448	28,713
* Constellation Brands, Inc. Class A	856,312	25,261

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Coca-Cola Enterprises, Inc.	1,146,171	25,227
* Dean Foods Co.	661,679	23,318
SuperValu Inc.	600,755	19,591
The Pepsi Bottling Group, Inc.	659,106	18,857
Molson Coors Brewing Co. Class B	302,204	18,737
Tyson Foods, Inc.	1,005,792	17,903
McCormick & Co., Inc.	537,559	17,567
J.M. Smucker Co.	247,811	11,632
* Smithfield Foods, Inc.	396,823	10,821
Brown-Forman Corp. Class B	174,468	10,548
* Del Monte Foods Co.	941,166	10,136
Carolina Group	303,756	10,121
Church & Dwight, Inc.	279,134	10,105
Hormel Foods Corp.	338,970	9,942
* Rite Aid Corp.	2,323,609	9,713
PepsiAmericas, Inc.	310,038	7,956
* NBTY, Inc.	256,302	6,648
* Performance Food Group Co.	210,245	6,352
Flowers Foods, Inc.	165,431	5,850
Ralcorp Holdings, Inc.	133,478	5,493
Longs Drug Stores, Inc.	127,161	5,474
Universal Corp. (VA)	115,935	5,076
Chiquita Brands International, Inc.	184,819	5,075
* 7-Eleven, Inc.	153,752	4,649
Sensient Technologies Corp.	195,329	4,026
Pilgrim's Pride Corp.	117,876	4,023
Ruddick Corp.	154,871	3,954
Casey's General Stores, Inc.	198,939	3,943
Tootsie Roll Industries, Inc.	104,892	3,068
Seaboard Corp.	1,633	2,717
* Hain Celestial Group, Inc.	136,274	2,657
* The Great Atlantic & Pacific Tea Co., Inc.	77,674	2,257
* Hansen Natural Corp.	26,500	2,245
Nash-Finch Co.	55,150	2,026
Schweitzer-Mauduit International, Inc.	62,417	1,943
* Peet's Coffee & Tea Inc.	55,946	1,848
Alliance One International, Inc.	304,082	1,828
Sanderson Farms, Inc.	39,200	1,781
* Herbalife Ltd.	81,385	1,759
American Italian Pasta Co.	79,466	1,670
Weis Markets, Inc.	42,228	1,638
J & J Snack Foods Corp.	29,591	1,549
Lance, Inc.	85,752	1,476
* Cruzan International Inc.	54,612	1,406
Vector Group Ltd.	74,471	1,383
* Wild Oats Markets Inc.	99,666	1,141
* Pathmark Stores, Inc.	126,288	1,106
Coca-Cola Bottling Co.	17,689	894
* Boston Beer Co., Inc. Class A	37,935	851
Nature's Sunshine Inc.	47,793	834

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* John B. Sanfilippo & Son, Inc.	35,058	808
Ingles Markets, Inc.	56,284	775
* Smart & Final Inc.	60,977	747
* Provide Commerce Inc.	34,011	734
* Spartan Stores, Inc.	48,233	708
* Green Mountain Coffee Roasters, Inc.	20,445	694
* Star Scientific, Inc.	144,832	647
* M&F Worldwide Corp.	45,879	613
* Nutraceutical International Corp.	45,319	605
Arden Group Inc. Class A	5,928	470
Imperial Sugar Co.	27,200	421
Farmer Brothers, Inc.	16,734	372
* National Beverage Corp.	40,374	322
* Maui Land & Pineapple Co., Inc.	8,044	306
* Omega Protein Corp.	43,907	277
* Poore Brothers, Inc.	57,650	258
Reliv' International, Inc.	19,795	208
Village Super Mkt Class A	3,620	195
* Redhook Ale Brewery, Inc.	49,426	160
* Lifeway Foods, Inc.	12,440	155
* Weider Nutritional International, Inc.	34,750	155
Tasty Baking Co. Class A	17,300	141
Cal-Maine Foods, Inc.	23,300	141
Marsh Supermarkets	9,843	140
* Seneca Foods Corp.	6,980	113
* Medifast, Inc.	31,408	95
* Fresh Brands Inc.	12,513	85
* Vermont Pure Holdings	29,700	56
* Diedrich Coffee, Inc.	11,405	54

	3,728,552

Financial Services (22.0%)
Citigroup, Inc.	22,971,786	1,061,986
Bank of America Corp.	17,878,953	815,459
American International Group, Inc.	9,799,553	569,354
JPMorgan Chase & Co.	15,766,905	556,887
Wells Fargo & Co.	7,488,868	461,164
Wachovia Corp.	7,102,676	352,293
American Express Co.	5,000,659	266,185
Fannie Mae	4,287,617	250,397
U.S. Bancorp	8,264,776	241,331
Morgan Stanley	4,395,536	230,634
Merrill Lynch & Co., Inc.	3,905,642	214,849
Freddie Mac	3,048,767	198,871
The Goldman Sachs Group, Inc.	1,812,280	184,889
Allstate Corp.	2,857,683	170,747
Washington Mutual, Inc.	3,840,801	156,282
Prudential Financial, Inc.	2,263,892	148,647
First Data Corp.	3,675,313	147,527

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

MetLife, Inc.	3,245,350	145,846
MBNA Corp.	5,380,705	140,759
St. Paul Travelers Cos., Inc.	2,967,600	117,309
SunTrust Banks, Inc.	1,561,402	112,796
Automatic Data Processing, Inc.	2,584,211	108,459
Lehman Brothers Holdings, Inc.	1,041,200	103,370
Countrywide Financial Corp.	2,578,397	99,552
The Bank of New York Co., Inc.	3,445,343	99,157
The Hartford Financial Services Group Inc.	1,311,314	98,060
BB&T Corp.	2,449,692	97,914
National City Corp.	2,868,370	97,869
AFLAC Inc.	2,243,240	97,087
SLM Corp.	1,905,711	96,810
Capital One Financial Corp.	1,086,599	86,939
Fifth Third Bancorp	2,085,354	85,937
Progressive Corp. of Ohio	843,499	83,346
Golden West Financial Corp.	1,152,439	74,194
The Chubb Corp.	864,320	73,994
State Street Corp.	1,476,747	71,253
PNC Financial Services Group	1,280,407	69,731
Simon Property Group, Inc. REIT	926,453	67,159
Regions Financial Corp.	1,955,463	66,251
CIGNA Corp.	595,090	63,692
Marsh & McLennan Cos., Inc.	2,215,848	61,379
KeyCorp	1,799,874	59,666
Equity Office Properties Trust REIT	1,788,770	59,208
The Principal Financial Group, Inc.	1,362,608	57,093
ACE Ltd.	1,258,856	56,460
Mellon Financial Corp.	1,876,966	53,850
North Fork Bancorp, Inc.	1,876,648	52,715
Franklin Resources Corp.	665,648	51,242
Charles Schwab Corp.	4,473,348	50,459
Moody's Corp.	1,114,090	50,089
Bear Stearns Co., Inc.	477,085	49,588
Paychex, Inc.	1,508,207	49,077
Equity Residential REIT	1,263,517	46,523
Legg Mason Inc.	445,969	46,430
XL Capital Ltd. Class A	614,175	45,707
* SunGard Data Systems, Inc.	1,280,335	45,029
The Chicago Mercantile Exchange	151,016	44,625
Loews Corp.	575,354	44,590
Comerica, Inc.	755,690	43,679
Vornado Realty Trust REIT	509,753	40,984
AmSouth Bancorp	1,574,233	40,930
General Growth Properties Inc. REIT	988,964	40,637
H & R Block, Inc.	693,821	40,484
CIT Group Inc.	931,886	40,043
Marshall & Ilsley Corp.	856,772	38,084
Sovereign Bancorp, Inc.	1,679,410	37,518
MBIA, Inc.	623,778	36,996

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Fiserv, Inc.	857,104	36,813
Lincoln National Corp.	773,850	36,309
Northern Trust Corp.	777,300	35,437
Archstone-Smith Trust REIT	885,870	34,212
Boston Properties, Inc. REIT	488,603	34,202
Ambac Financial Group, Inc.	483,047	33,697
ProLogis REIT	815,792	32,827
M & T Bank Corp.	306,169	32,197
T. Rowe Price Group Inc.	511,701	32,032
Synovus Financial Corp.	1,100,344	31,547
Jefferson-Pilot Corp.	606,769	30,593
SAFECO Corp.	562,392	30,560
Genworth Financial Inc.	1,007,542	30,458
Aon Corp.	1,193,936	29,896
Zions Bancorp	403,070	29,638
Plum Creek Timber Co. Inc. REIT	814,766	29,576
Popular, Inc.	1,124,471	28,325
MGIC Investment Corp.	429,354	28,002
Cincinnati Financial Corp.	704,489	27,870
Hudson City Bancorp, Inc.	2,410,297	27,501
Fidelity National Financial, Inc.	739,799	26,403
Avalonbay Communities, Inc. REIT	320,752	25,917
Host Marriott Corp. REIT	1,476,634	25,841
Torchmark Corp.	480,052	25,059
Kimco Realty Corp. REIT	424,089	24,983
UnumProvident Corp.	1,317,276	24,132
Public Storage, Inc. REIT	372,855	23,583
Huntington Bancshares Inc.	974,376	23,521
Compass Bancshares Inc.	520,960	23,443
* Ameritrade Holding Corp.	1,255,290	23,336
Everest Re Group, Ltd.	249,462	23,200
* E*TRADE Financial Corp.	1,641,606	22,966
* Providian Financial Corp.	1,302,579	22,964
First Horizon National Corp.	519,405	21,919
Hibernia Corp. Class A	654,822	21,727
Equifax, Inc.	600,572	21,446
White Mountains Insurance Group Inc.	33,627	21,215
Developers Diversified Realty Corp. REIT	455,940	20,955
iStar Financial Inc. REIT	500,232	20,805
Commerce Bancorp, Inc.	670,543	20,324
Duke Realty Corp. REIT	633,464	20,055
Old Republic International Corp.	770,469	19,485
Radian Group, Inc.	408,658	19,297
New York Community Bancorp, Inc.	1,060,519	19,217
Assurant, Inc.	528,560	19,081
* The Dun & Bradstreet Corp.	308,683	19,030
Mercantile Bankshares Corp.	363,815	18,747
Associated Banc-Corp.	547,369	18,424
W.R. Berkley Corp.	505,745	18,045
The Macerich Co. REIT	263,489	17,667

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

UnionBanCal Corp.	257,961	17,263
* AmeriCredit Corp.	676,273	17,245
Apartment Investment & Management Co. Class A	421,373	17,243
Allied Capital Corp.	591,256	17,211
Regency Centers Corp. REIT	297,377	17,010
Liberty Property Trust REIT	381,224	16,892
The PMI Group Inc.	424,279	16,538
AMB Property Corp. REIT	369,331	16,040
Health Care Properties Investors REIT	592,477	16,021
PartnerRe Ltd.	247,482	15,943
American Capital Strategies, Ltd.	439,957	15,887
Janus Capital Group Inc.	1,052,157	15,824
A.G. Edwards & Sons, Inc.	338,468	15,282
Catellus Development Corp. REIT	460,243	15,096
RenaissanceRe Holdings Ltd.	305,890	15,062
United Dominion Realty Trust REIT	623,651	14,999
Mills Corp. REIT	243,865	14,825
Weingarten Realty Investors REIT	376,523	14,767
* Conseco, Inc.	673,876	14,704
Leucadia National Corp.	369,199	14,262
TCF Financial Corp.	550,990	14,260
Federal Realty Investment Trust REIT	231,983	13,687
First American Corp.	339,621	13,632
Colonial BancGroup, Inc.	613,028	13,523
* Markel Corp.	39,473	13,381
City National Corp.	186,485	13,373
* DST Systems, Inc.	285,696	13,371
Hospitality Properties Trust REIT	303,041	13,355
Thornburg Mortgage, Inc. REIT	444,848	12,958
Commerce Bancshares, Inc.	255,494	12,879
Astoria Financial Corp.	448,362	12,765
Fulton Financial Corp.	702,805	12,650
Camden Property Trust REIT	234,811	12,621
Axis Capital Holdings Ltd.	445,868	12,618
Independence Community Bank Corp.	340,450	12,573
New Plan Excel Realty Trust REIT	457,993	12,444
Bank of Hawaii Corp.	244,994	12,433
Protective Life Corp.	293,948	12,410
Ventas, Inc. REIT	408,733	12,343
Sky Financial Group, Inc.	436,297	12,295
Mack-Cali Realty Corp. REIT	271,152	12,283
Eaton Vance Corp.	505,726	12,092
Reckson Associates Realty Corp. REIT	359,612	12,065
Pan Pacific Retail Properties, Inc. REIT	180,615	11,989
Rayonier Inc. REIT	222,143	11,780
Brown & Brown, Inc.	261,920	11,771
SL Green Realty Corp. REIT	182,275	11,757
* CheckFree Corp.	343,727	11,707
Federated Investors, Inc.	386,940	11,612
HCC Insurance Holdings, Inc.	302,909	11,471

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

CBL & Associates Properties, Inc. REIT	264,516	11,393
IndyMac Bancorp, Inc.	276,274	11,253
Investors Financial Services Corp.	297,211	11,241
Arthur J. Gallagher & Co.	411,572	11,166
SEI Corp.	297,240	11,102
HRPT Properties Trust REIT	893,132	11,102
Webster Financial Corp.	237,177	11,074
Fair, Isaac, Inc.	300,300	10,961
TD Banknorth, Inc.	359,614	10,716
Certegy, Inc.	278,935	10,661
Unitrin, Inc.	215,493	10,581
Arden Realty Group, Inc. REIT	293,661	10,566
Ryder System, Inc.	286,175	10,474
* WellChoice Inc.	150,170	10,432
Valley National Bancorp	444,185	10,385
* Affiliated Managers Group, Inc.	150,286	10,269
Nuveen Investments, Inc. Class A	268,355	10,096
New Century REIT, Inc.	194,427	10,003
Global Payments Inc.	146,912	9,961
Cullen/Frost Bankers, Inc.	208,627	9,941
Wilmington Trust Corp.	271,330	9,771
StanCorp Financial Group, Inc.	127,226	9,743
Annaly Mortgage Management Inc. REIT	541,985	9,718
Shurgard Storage Centers, Inc. Class A REIT	210,124	9,657
Nationwide Financial Services, Inc.	252,478	9,579
BRE Properties Inc. Class A REIT	225,224	9,426
FirstMerit Corp.	355,920	9,293
CenterPoint Properties Corp. REIT	217,753	9,211
Friedman, Billings, Ramsey Group, Inc. REIT	642,552	9,188
Deluxe Corp.	225,149	9,141
Washington Federal Inc.	387,313	9,110
* CB Richard Ellis Group, Inc.	206,175	9,043
The South Financial Group, Inc.	315,666	8,971
* Alliance Data Systems Corp.	219,846	8,917
CarrAmerica Realty Corp. REIT	245,458	8,881
Realty Income Corp. REIT	354,483	8,876
* Allmerica Financial Corp.	239,266	8,874
Health Care Inc. REIT	234,969	8,856
American Financial Realty Trust REIT	573,313	8,818
Whitney Holdings Corp.	264,514	8,631
AmerUs Group Co.	176,217	8,467
Trizec Properties, Inc. REIT	408,256	8,398
* La Quinta Corp. REIT	898,945	8,387
Transatlantic Holdings, Inc.	149,396	8,339
Dow Jones & Co., Inc.	233,261	8,269
Jefferies Group, Inc.	217,587	8,244
Healthcare Realty Trust Inc. REIT	213,300	8,236
Montpelier Re Holdings Ltd.	235,626	8,148
* BISYS Group, Inc.	541,762	8,094
Essex Property Trust, Inc. REIT	96,949	8,053

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Colonial Properties Trust REIT	181,022	7,965
Crescent Real Estate, Inc. REIT	422,873	7,929
Westamerica Bancorporation	149,588	7,900
East West Bancorp, Inc.	234,513	7,877
Capital Automotive REIT	204,126	7,791
Pennsylvania REIT	163,994	7,790
* SVB Financial Group	161,092	7,716
First Industrial Realty Trust REIT	191,271	7,632
MoneyGram International, Inc.	396,442	7,580
People's Bank	249,316	7,539
Taubman Co. REIT	217,728	7,422
First Niagara Financial Group, Inc.	508,691	7,417
Brandywine Realty Trust REIT	240,065	7,358
Erie Indemnity Co. Class A	135,376	7,344
BancorpSouth, Inc.	310,273	7,322
* Philadelphia Consolidated Holding Corp.	86,091	7,297
Pacific Capital Bancorp	194,700	7,219
NewAlliance Bancshares, Inc.	513,053	7,208
Hudson United Bancorp	199,481	7,201
Raymond James Financial, Inc.	254,776	7,197
Fremont General Corp.	294,753	7,171
Nationwide Health Properties, Inc. REIT	299,943	7,082
Prentiss Properties Trust REIT	191,440	6,976
First Midwest Bancorp, Inc.	197,561	6,948
Alexandria Real Estate Equities, Inc. REIT	93,647	6,878
Waddell & Reed Financial, Inc.	371,595	6,875
IPC Holdings Ltd.	173,321	6,867
Downey Financial Corp.	93,553	6,848
Doral Financial Corp.	412,790	6,828
Reinsurance Group of America, Inc.	146,365	6,807
* Alleghany Corp.	22,890	6,798
Cathay General Bancorp	201,501	6,793
Ohio Casualty Corp.	278,873	6,743
BlackRock, Inc.	83,607	6,726
Old National Bancorp	311,284	6,661
Mercury General Corp.	122,159	6,660
Westcorp, Inc.	126,568	6,635
UCBH Holdings, Inc.	408,510	6,634
First BanCorp Puerto Rico	163,330	6,558
* Jones Lang Lasalle Inc.	147,532	6,525
GATX Corp.	188,559	6,505
Commerce Group, Inc.	104,656	6,500
American Financial Group, Inc.	192,457	6,451
Trustmark Corp.	217,955	6,377
Home Properties, Inc. REIT	148,238	6,377
Jack Henry & Associates Inc.	347,894	6,370
Impac Mortgage Holdings, Inc. REIT	333,504	6,220
Post Properties, Inc. REIT	171,443	6,191
Selective Insurance Group	124,847	6,186
Highwood Properties, Inc. REIT	206,061	6,132

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Kilroy Realty Corp. REIT	128,234	6,090
Greater Bay Bancorp	229,397	6,049
* United Rentals, Inc.	298,548	6,034
Amegy Bancorporation, Inc.	268,921	6,018
* Arch Capital Group Ltd.	132,904	5,987
Commercial Federal Corp.	175,974	5,927
Washington REIT	188,793	5,890
United Bankshares, Inc.	164,910	5,872
Texas Regional Bancshares, Inc.	191,872	5,848
Platinum Underwriters Holdings, Ltd.	183,781	5,848
MAF Bancorp, Inc.	136,628	5,824
* Kronos, Inc.	142,875	5,771
Endurance Specialty Holdings Ltd.	152,520	5,768
* CapitalSource Inc.	291,603	5,724
Gables Residential Trust REIT	132,173	5,714
American Home Mortgage Investment Corp. REIT	163,086	5,701
Chittenden Corp.	207,437	5,642
Delphi Financial Group, Inc.	127,471	5,628
Assured Guaranty Ltd.	239,500	5,595
Park National Corp.	50,602	5,592
Newcastle Investment Corp. REIT	185,025	5,579
International Bancshares Corp.	196,457	5,558
Maguire Properties, Inc. REIT	195,563	5,542
Wintrust Financial Corp.	103,017	5,393
W Holding Co., Inc.	527,304	5,389
Lexington Corporate Properties Trust REIT	219,285	5,331
Senior Housing Properties Trust REIT	278,890	5,274
Susquehanna Bancshares, Inc.	213,655	5,254
* ProAssurance Corp.	125,497	5,241
* Danielson Holdings Corp.	428,579	5,224
Provident Financial Services Inc.	296,616	5,212
* The First Marblehead Corp.	148,002	5,189
Cousins Properties, Inc. REIT	173,010	5,118
Citizens Banking Corp.	169,192	5,113
Hilb, Rogal and Hamilton Co.	148,617	5,112
FactSet Research Systems Inc.	139,102	4,985
Novastar Financial, Inc. REIT	126,595	4,956
The Phoenix Cos., Inc.	415,845	4,949
CRT Properties, Inc. REIT	180,881	4,938
Provident Bankshares Corp.	150,540	4,804
Entertainment Properties Trust REIT	104,270	4,796
John H. Harland Co.	126,007	4,788
Redwood Trust, Inc. REIT	92,188	4,757
F.N.B. Corp.	239,181	4,700
Inland Real Estate Corp. REIT	287,338	4,620
TrustCo Bank NY	344,539	4,500
Republic Bancorp, Inc.	299,019	4,479
Commercial Net Lease Realty REIT	218,432	4,471
LandAmerica Financial Group, Inc.	74,122	4,401
Umpqua Holdings Corp.	185,606	4,369

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Sterling Financial Corp.	115,923	4,336
Glimcher Realty Trust REIT	155,642	4,319
Central Pacific Financial Co.	120,354	4,285
BOK Financial Corp.	92,285	4,256
R.L.I. Corp.	95,227	4,247
Total System Services, Inc.	174,095	4,196
UICI	140,549	4,184
Corporate Office Properties Trust, Inc. REIT	140,836	4,148
* Metris Cos., Inc.	286,002	4,136
* First Federal Financial Corp.	68,666	4,093
Corus Bankshares Inc.	73,317	4,068
Brookline Bancorp, Inc.	248,916	4,047
EastGroup Properties, Inc. REIT	95,677	4,029
Zenith National Insurance Corp.	59,004	4,004
Capitol Federal Financial	115,225	3,973
CVB Financial Corp.	200,951	3,955
Student Loan Corp.	17,852	3,924
Alabama National BanCorporation	59,708	3,903
BankAtlantic Bancorp, Inc. Class A	205,439	3,893
* eFunds Corp.	215,933	3,885
Saxon Inc. REIT	222,046	3,790
Sunstone Hotel Investors, Inc.	155,952	3,783
* Signature Bank	154,730	3,775
MB Financial, Inc.	94,369	3,759
LaSalle Hotel Properties REIT	114,505	3,757
* Investment Technology Group, Inc.	175,013	3,679
Equity One, Inc. REIT	161,862	3,674
First Commonwealth Financial Corp.	266,513	3,651
BioMed Realty Trust, Inc. REIT	153,074	3,651
S & T Bancorp, Inc.	99,935	3,608
Spirit Finance Corp.	306,494	3,601
Heritage Property Investment Trust REIT	102,765	3,599
MCG Capital Corp.	209,148	3,572
Horace Mann Educators Corp.	189,094	3,559
* Digital Insight Corp.	148,747	3,558
Hancock Holding Co.	100,726	3,465
* Universal American Financial Corp.	153,036	3,462
* Knight Capital Group, Inc. Class A	454,033	3,460
Interactive Data Corp.	164,870	3,426
Bank Mutual Corp.	308,204	3,409
First Republic Bank	96,185	3,398
Global Signal, Inc. REIT	90,234	3,397
First Citizens BancShares Class A	23,398	3,382
Equity Lifestyle Properties, Inc. REIT	84,877	3,375
BankUnited Financial Corp.	124,091	3,355
Mid-America Apartment Communities, Inc. REIT	73,857	3,355
Sterling Bancshares, Inc.	215,558	3,354
Harbor Florida Bancshares, Inc.	89,532	3,352
Glacier Bancorp, Inc.	128,128	3,348
RAIT Investment Trust REIT	111,624	3,343

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* FelCor Lodging Trust, Inc. REIT	227,509	3,294
Chemical Financial Corp.	97,601	3,232
Tanger Factory Outlet Centers, Inc. REIT	119,705	3,224
Equity Inns, Inc. REIT	242,209	3,221
Commercial Capital Bancorp, Inc.	192,025	3,209
NBT Bancorp, Inc.	135,386	3,201
PS Business Parks, Inc. REIT	71,937	3,198
* MeriStar Hospitality Corp. REIT	371,596	3,196
United Community Banks, Inc.	121,856	3,171
Infinity Property & Casualty Corp.	90,299	3,150
Sovran Self Storage, Inc. REIT	69,035	3,138
Stewart Information Services Corp.	74,609	3,134
First Financial Bancorp	164,872	3,116
Glenborough Realty Trust, Inc. REIT	149,958	3,088
National Penn Bancshares Inc.	123,338	3,081
* Euronet Worldwide, Inc.	105,392	3,064
* Accredited Home Lenders Holding Co.	69,504	3,058
UMB Financial Corp.	52,786	3,010
Frontier Financial Corp.	118,465	2,992
United Fire & Casualty Co.	66,531	2,955
National Financial Partners Corp.	75,482	2,954
Boston Private Financial Holdings, Inc.	117,229	2,954
Amcore Financial, Inc.	98,110	2,932
First Charter Corp.	133,212	2,927
National Health Investors REIT	102,774	2,885
City Holding Co.	78,252	2,858
AMLI Residential Properties Trust REIT	91,356	2,856
Parkway Properties Inc. REIT	57,040	2,853
NDCHealth Corp.	157,995	2,839
Community Bank System, Inc.	116,104	2,832
Omega Healthcare Investors, Inc. REIT	219,945	2,828
Sun Communities, Inc. REIT	76,053	2,828
Financial Federal Corp.	73,189	2,828
Mid-State Bancshares	100,571	2,793
Westbanco Inc.	92,402	2,774
* Sotheby's Holdings Class A	202,230	2,771
First Community Bancorp	57,904	2,750
PFF Bancorp, Inc.	90,627	2,745
* NCO Group, Inc.	126,449	2,735
Scottish Re Group Ltd.	112,710	2,732
Gold Banc Corp., Inc.	183,052	2,663
* Piper Jaffray Cos., Inc.	87,091	2,650
Hanmi Financial Corp.	158,279	2,643
Anthracite Capital Inc. REIT	222,480	2,636
* Nelnet, Inc.	79,164	2,634
Harleysville National Corp.	113,385	2,626
Anchor Bancorp Wisconsin Inc.	85,740	2,594
Calamos Asset Management, Inc.	94,560	2,576
Flagstar Bancorp, Inc.	136,005	2,575
Advanta Corp. Class A	98,881	2,543

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

PrivateBancorp, Inc.	71,480	2,529
Max Re Capital Ltd.	110,050	2,520
U-Store-It Trust	131,424	2,504
Unizan Financial Corp.	90,571	2,426
Fidelity Bankshares, Inc.	91,095	2,416
American National Insurance Co.	21,028	2,412
Cash America International Inc.	119,846	2,411
Innkeepers USA Trust REIT	157,097	2,347
Alfa Corp.	159,006	2,341
First Financial Bankshares, Inc.	69,011	2,335
Getty Realty Holding Corp. REIT	81,976	2,271
* Argonaut Group, Inc.	97,524	2,252
Independent Bank Corp. (MI)	78,582	2,235
Sandy Spring Bancorp, Inc.	63,200	2,214
* USI Holdings Corp.	171,279	2,206
KNBT Bancorp Inc.	145,900	2,202
* Advent Software, Inc.	108,260	2,193
Partners Trust Financial Group, Inc.	204,304	2,182
* CompuCredit Corp.	63,643	2,182
R & G Financial Corp. Class B	122,831	2,173
Ramco-Gershenson Properties Trust REIT	74,122	2,170
Aspen Insurance Holdings Ltd.	78,644	2,167
MFA Mortgage Investments, Inc. REIT	285,698	2,128
* Portfolio Recovery Associates, Inc.	50,629	2,127
* Instinet Group Inc.	404,800	2,121
Prosperity Bancshares, Inc.	73,924	2,115
* Triad Guaranty, Inc.	41,858	2,109
Acadia Realty Trust REIT	112,805	2,104
Town & Country Trust REIT	73,288	2,089
* Franklin Bank Corp.	110,006	2,064
Arbor Realty Trust, Inc. REIT	71,676	2,057
Integra Bank Corp.	88,906	2,011
Dime Community Bancshares	131,229	1,995
* World Acceptance Corp.	66,098	1,986
PXRE Group Ltd.	77,460	1,954
* HealthExtras, Inc.	96,947	1,946
* Ocwen Financial Corp.	286,753	1,938
Old Second Bancorp, Inc.	66,417	1,932
McGrath RentCorp	81,464	1,931
Greenhill & Co., Inc.	47,615	1,929
Net.Bank, Inc.	204,306	1,904
* Asset Acceptance Capital Corp.	73,266	1,898
Northwest Bancorp, Inc.	89,093	1,894
* National Western Life Insurance Co. Class A	9,726	1,886
Advance America Cash Advance Centers Inc.	117,810	1,885
Capital Trust Class A REIT	55,938	1,869
Wilshire Bancorp Inc.	130,168	1,865
WFS Financial, Inc.	36,698	1,861
Universal Health Realty Income REIT	48,794	1,860
Community Trust Bancorp Inc.	56,389	1,845

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Highland Hospitality Corp. REIT	176,368	1,843
Capitol Bancorp Ltd.	54,653	1,837
First Merchants Corp.	72,925	1,812
Main Street Banks, Inc.	70,700	1,800
Strategic Hotel Capital, Inc. REIT	99,263	1,787
Investors Real Estate Trust REIT	182,853	1,766
First Potomac REIT	71,101	1,763
Suffolk Bancorp	54,580	1,762
Sterling Financial Corp. (PA)	82,637	1,761
HomeBanc Corp. REIT	193,634	1,760
Luminent Mortgage Capital, Inc. REIT	163,008	1,759
Midland Co.	49,648	1,747
* iPayment Holdings, Inc.	47,508	1,735
Independent Bank Corp. (MA)	61,268	1,728
Aames Investment Corp.	177,759	1,728
* Boykin Lodging Co. REIT	128,042	1,716
Provident New York Bancorp, Inc.	141,276	1,711
Trustreet Properties, Inc. REIT	102,746	1,707
Saul Centers, Inc. REIT	46,587	1,693
IBERIABANK Corp.	27,418	1,689
Oriental Financial Group Inc.	110,672	1,689
21st Century Insurance Group	112,835	1,674
Ashford Hospitality Trust REIT	154,585	1,670
Irwin Financial Corp.	74,932	1,663
U.S.B. Holding Co., Inc.	70,870	1,658
State Auto Financial Corp.	53,355	1,656
Anworth Mortgage Asset Corp. REIT	167,803	1,651
Capital Corp. of the West	59,451	1,650
West Coast Bancorp	67,477	1,647
* Credit Acceptance Corp.	109,639	1,633
First Financial Holdings, Inc.	54,525	1,631
First Indiana Corp.	54,730	1,624
First Financial Corp. (IN)	56,487	1,623
MortgageIT Holdings Inc. REIT	88,311	1,612
American Equity Investment Life Holding Co.	133,798	1,590
* PICO Holdings, Inc.	53,268	1,585
Affordable Residential Communities REIT	117,632	1,570
First Bancorp (NC)	70,587	1,562
* S1 Corp.	330,953	1,559
Simmons First National Corp.	57,465	1,558
Presidential Life Corp.	91,007	1,557
* Cardinal Financial Corp.	165,780	1,557
* AmericanWest Bancorporation	77,544	1,547
Digital Realty Trust, Inc.	88,020	1,530
FBL Financial Group, Inc. Class A	54,910	1,516
Sterling Bancorp	70,437	1,504
Safety Insurance Group, Inc.	44,501	1,502
Capital City Bank Group, Inc.	37,110	1,499
Yardville National Bancorp	41,888	1,497
Cascade Bancorp	71,163	1,497

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* LaBranche & Co. Inc.	237,554	1,497
Bedford Property Investors, Inc. REIT	64,943	1,495
* Capital Crossing Bank	43,382	1,479
Bank of the Ozarks, Inc.	44,917	1,475
Columbia Banking System, Inc.	59,802	1,472
Extra Space Storage Inc. REIT	102,499	1,469
First Source Corp.	63,107	1,448
Odyssey Re Holdings Corp.	58,030	1,432
Cedar Shopping Centers, Inc. REIT	96,069	1,417
Union Bankshares Corp.	36,198	1,398
* ITLA Capital Corp.	25,774	1,389
LTC Properties, Inc. REIT	67,037	1,388
Omega Financial Corp.	44,408	1,379
Washington Trust Bancorp, Inc.	49,734	1,376
Community Banks, Inc.	53,033	1,375
WSFS Financial Corp.	24,848	1,359
* Sun Bancorp, Inc. (NJ)	65,762	1,359
Correctional Properties Trust REIT	48,022	1,359
* Criimi Mae, Inc. REIT	62,165	1,358
Interchange Financial Services Corp.	73,853	1,355
* Ace Cash Express, Inc.	52,878	1,352
* Navigators Group, Inc.	39,074	1,351
Banner Corp.	48,023	1,345
* American Physicians Capital, Inc.	36,037	1,339
Great Southern Bancorp, Inc.	42,416	1,327
Flushing Financial Corp.	71,860	1,322
Mercantile Bank Corp.	29,856	1,313
Government Properties Trust, Inc. REIT	134,870	1,311
TierOne Corp.	48,167	1,307
Santander BanCorp	51,876	1,300
* FPIC Insurance Group, Inc.	44,191	1,296
Bristol West Holdings, Inc.	69,888	1,279
S.Y. Bancorp, Inc.	55,668	1,272
Bimini Mortgage Management, Inc.	89,700	1,265
Harleysville Group, Inc.	60,180	1,257
* eSPEED, Inc. Class A	141,079	1,257
Winston Hotels, Inc. REIT	110,573	1,245
Gabelli Asset Management Inc.	27,828	1,230
TriCo Bancshares	54,981	1,228
Tompkins Trustco, Inc.	27,795	1,206
* First Mariner Bancorp, Inc.	74,225	1,203
First State Bancorporation	61,668	1,190
Summit Bancshares, Inc.	67,810	1,173
* First Cash Financial Services, Inc.	54,842	1,172
SWS Group, Inc.	67,917	1,167
Charter Financial Corp.	32,944	1,151
* Hypercom Corp.	177,076	1,146
* TNS Inc.	48,970	1,144
First Place Financial Corp.	56,694	1,139
Southwest Bancorp, Inc.	55,497	1,137

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Renasant Corp.	36,893	1,135
* CNA Surety Corp.	76,353	1,134
Nara Bancorp, Inc.	76,151	1,118
German American Bancorp	80,980	1,116
ASTA Funding, Inc.	40,112	1,114
Newmil Bancorp, Inc.	38,164	1,111
Capital Lease Funding, Inc. REIT	102,183	1,109
United Community Financial Corp.	101,186	1,107
Bank of Granite Corp.	57,442	1,099
Columbia Bancorp	29,785	1,086
* Encore Capital Group, Inc.	63,563	1,081
Arrow Financial Corp.	38,453	1,071
Seacoast Banking Corp. of Florida	53,747	1,058
* Virginia Commerce Bancorp, Inc.	43,492	1,058
* PMA Capital Corp. Class A	119,410	1,054
BancFirst Corp.	11,980	1,042
Cross Timbers Royalty Trust	25,519	1,037
Commercial Bankshares, Inc.	26,399	1,025
Berkshire Hills Bancorp, Inc.	30,451	1,015
* HomeStore, Inc.	498,814	1,013
GMH Communities Trust	72,849	1,009
Security Bank Corp.	43,622	999
State Financial Services Corp. Class A	24,667	993
Midwest Banc Holdings, Inc.	51,480	993
First Busey Corp.	51,030	985
Peoples Bancorp, Inc.	36,635	980
HMN Financial, Inc.	30,463	959
Horizon Financial Corp.	42,680	947
Farmers Capital Bank Corp.	27,224	943
Gramercy Capital Corp. REIT	38,318	937
* Republic First Bancorp, Inc.	69,354	936
Sizeler Property Investors, Inc. REIT	70,885	936
* Central Coast Bancorp	51,482	932
* Electro Rent Corp.	63,477	923
Merchants Bancshares, Inc.	34,644	909
CoBiz Inc.	50,057	908
Financial Institutions, Inc.	50,254	906
* CyberSource Corp.	123,751	905
* United America Indemnity, Ltd.	52,202	897
Macatawa Bank Corp.	25,852	897
Lakeland Financial Corp.	22,036	896
* Stifel Financial Corp.	37,074	896
BancTrust Financial Group, Inc.	45,611	891
OceanFirst Financial Corp.	39,534	890
Capital Bank Corp.	58,826	886
* Pinnacle Financial Partners, Inc.	36,613	879
* Pacific Mercantile Bancorp	62,284	878
* Banc Corp.	82,332	871
* Citizens, Inc.	142,011	866
Royal Bancshares of Pennsylvania, Inc.	36,298	862

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Peapack Gladstone Financial Corp.	31,032	860
West Bancorporation	45,714	859
Coastal Financial Corp.	57,959	854
First Oak Brook Bancshares, Inc.	29,951	845
Center Financial Corp.	33,919	842
Virginia Financial Group, Inc.	23,997	842
Direct General Corp.	44,615	830
LSB Corp.	51,181	829
Pennfed Financial Services, Inc.	48,860	825
Monmouth Real Estate Investment Corp. REIT	98,358	821
* Quanta Capital Holdings Ltd.	131,771	821
Comm Bancorp, Inc.	20,483	819
ABC Bancorp	45,134	816
* Ampal-American Israel Corp.	200,802	807
Pennrock Financial Services Corp.	22,485	807
Pulaski Financial Corp.	31,393	807
First of Long Island Corp.	19,277	803
Republic Bancorp, Inc. Class A	36,953	802
Mission West Properties Inc. REIT	77,566	797
Sanders Morris Harris Group Inc.	46,242	795
MBT Financial Corp.	40,994	789
BNP Residential Properties, Inc. REIT	48,717	779
Camden National Corp.	23,755	778
BKF Capital Group, Inc.	20,513	778
Citizens South Banking Corp.	60,882	773
Urstadt Biddle Properties Class A REIT	44,517	771
Baldwin & Lyons, Inc. Class B	31,990	771
TF Financial Corp.	27,391	767
HF Financial Corp.	35,097	766
* E-LOAN, Inc.	228,867	764
Sound Federal Bancorp Inc.	47,258	764
FNB Corp. (VA)	27,069	758
Team Financial, Inc.	53,623	756
* Western Sierra Bancorp	22,222	752
First South Bancorp, Inc.	23,396	746
CityBank Lynnwood (WA)	23,963	743
* Texas Capital Bancshares, Inc.	37,589	742
One Liberty Properties, Inc. REIT	35,544	736
Vesta Insurance Group, Inc.	282,066	733
Willow Grove Bancorp, Inc.	49,944	732
Associated Estates Realty Corp. REIT	78,257	722
Smithtown Bancorp, Inc.	30,350	721
* Tradestation Group Inc.	83,016	712
First Community Bancshares, Inc.	21,607	702
* United PanAm Financial Corp.	25,364	695
Heritage Financial Corp.	31,615	694
* Ceres Group, Inc.	113,972	693
* First Acceptance Corp.	72,033	681
* Harris & Harris Group, Inc.	56,318	671
Mainsource Financial Group, Inc.	37,069	671

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Rainier Pacific Financial Group Inc.	43,100	670
Taylor Capital Group, Inc.	16,800	659
Provident Financial Holdings, Inc.	23,159	651
Capstead Mortgage Corp. REIT	78,619	651
Greater Delaware Valley Savings Bank	28,476	648
* The Bancorp Inc.	37,133	648
Foothill Independent Bancorp.	32,102	643
Univest Corp. of Pennsylvania	21,372	640
Federal Agricultural Mortgage Corp. Class A	38,986	639
CFS Bancorp, Inc.	48,064	638
North Valley Bancorp	37,051	635
Citizens 1st Bancorp, Inc.	30,443	629
Vineyard National Bancorp Co.	19,903	628
Medallion Financial Corp.	65,957	623
Urstadt Biddle Properties REIT	37,652	623
First Federal Bancshares of Arkansas, Inc.	27,638	620
* First Regional Bancorp	9,300	615
Ames National Corp.	5,558	614
* Newtek Business Services, Inc.	272,564	613
Shore Bancshares, Inc.	21,689	613
Bryn Mawr Bank Corp.	31,891	609
Massbank Corp.	17,544	608
American Land Lease, Inc. REIT	27,638	606
Donegal Group Inc.	30,047	600
Community Bancorp Inc.	19,925	596
Clifton Savings Bancorp, Inc.	56,080	592
ESB Financial Corp.	44,097	580
Investors Capital Holdings, Ltd.	134,995	579
* Aether Systems, Inc.	172,892	569
TIB Financial Corp.	21,077	568
Parkvale Financial Corp.	20,858	566
* Marlin Business Services Inc.	28,160	566
First M&F Corp.	16,639	566
Codorus Valley Bancorp, Inc.	31,611	566
* Community Bancorp	18,017	559
FNB Financial Services Corp.	30,373	555
State Bancorp, Inc.	24,296	550
Bancorp Rhode Island Inc.	15,000	549
* PRG-Schultz International, Inc.	191,809	541
Bay View Capital Corp.	34,779	538
First Defiance Financial Corp.	20,093	536
* Carreker Corp.	97,799	536
First Keystone Financial, Inc.	30,844	530
Oak Hill Financial, Inc.	18,089	528
Greater Community Bancorp	32,790	527
United Mobile Homes, Inc. REIT	34,995	526
Windrose Medical Properties Trust REIT	37,450	525
Capital Title Group, Inc.	75,668	515
American Mortgage Acceptance Co. REIT	33,990	514
Lakeland Bancorp, Inc.	32,347	505

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

NYMAGIC, Inc.	21,485	502
* Rewards Network Inc.	91,860	496
* Bankrate, Inc.	24,455	493
* Prime Group Realty Trust REIT	67,831	490
Chester Valley Bancorp	19,734	489
American National Bankshares Inc.	20,718	489
GB&T Bancshares, Inc.	20,538	488
EMC Insurance Group, Inc.	26,888	486
FLAG Financial Corp.	33,631	482
LSB Bancshares, Inc.	26,834	482
National Health Realty Inc. REIT	25,688	478
New York Mortgage Trust, Inc. REIT	52,400	475
* Corillian Corp.	153,100	475
* The Enstar Group, Inc.	6,976	473
BRT Realty Trust REIT	19,885	460
Camco Financial Corp.	33,387	454
Hersha Hospitality Trust REIT	47,595	454
First United Corp.	22,584	452
Agree Realty Corp. REIT	14,864	450
America First Apartment Investors, Inc. REIT	38,087	448
Center Bancorp, Inc.	38,677	439
Eastern Virginia Bankshares, Inc.	21,309	437
Century Bancorp, Inc. Class A	14,407	437
Independence Holding Co.	24,725	436
Sunset Financial Resources, Inc.	45,700	433
Exchange National Bancshares, Inc.	15,521	429
Westfield Financial, Inc.	17,444	423
* Meadowbrook Insurance Group, Inc.	78,900	413
* Heritage Commerce Corp.	22,088	406
Home Federal Bancorp	16,642	405
MutualFirst Financial Inc.	18,056	402
First Pactrust Bancorp	15,855	400
Southside Bancshares, Inc.	19,303	396
AmeriVest Properties, Inc. REIT	94,211	393
* Ameriserv Financial Inc.	70,252	376
Beverly Hills Bancorp Inc.	33,421	366
FNB Corp. (NC)	18,239	363
Jefferson Bancshares, Inc.	27,653	354
Middleburg Financial Corp.	11,700	347
Unity Bancorp, Inc.	28,925	346
* Pacific Premier Bancorp, Inc.	32,263	346
Pamrapo Bancorp, Inc.	15,272	340
* First Union Real Estate REIT	89,364	340
Heartland Financial USA, Inc.	17,318	338
* CCC Information Services Group	13,995	335
Cavalry Bancorp, Inc.	14,635	333
Capital Southwest Corp.	3,700	332
Abington Community Bankcorp, Inc.	26,700	331
Horizon Bancorp Indiana	12,700	328
LNB Bancorp, Inc.	18,850	325

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Consumer Portfolio Services, Inc.	70,152	318
Synergy Financial Group, Inc.	26,493	315
Ameriana Bancorp	22,307	312
SCBT Financial Corp.	9,700	307
* Intersections Inc.	26,228	307
Rome Bancorp, Inc.	30,400	305
Habersham Bancorp	13,979	303
Gladstone Commercial Corp. REIT	19,150	302
First Fed Bankshares Inc	14,500	299
Wainwright Bank & Trust Co.	26,428	295
Investors Title Co.	8,181	295
* American Independence Corp.	22,425	294
* TheStreet.com, Inc.	81,704	289
Crawford & Co. Class B	38,956	289
Wayne Savings Bancshares, Inc.	17,451	284
Northern States Financial Corp.	10,458	284
Hanover Capital Mortgage Holdings, Inc. REIT	26,785	283
Leesport Financial Corp.	12,142	282
BWC Financial Corp.	10,400	268
* Horizon Group Properties, Inc. REIT	48,293	266
Main Street Trust Inc.	9,085	263
* NCRIC Group, Inc.	25,600	255
Delta Financial Corp.	26,100	248
Donegal Group Inc.	13,869	245
HopFed Bancorp, Inc.	15,080	237
* Alexander's, Inc. REIT	943	235
Hingham Institution Svgs	5,500	234
Cheviot Financial Corp.	19,500	223
Abigail Adams National Bancorp., Inc.	13,598	221
Commercial National Financial Corp.	10,400	210
NorthStar Realty Finance Corp. REIT	19,958	209
* SVB Financial Services	9,780	208
* Collegiate Funding Services, Inc.	14,265	208
Atlantic Realty Trust Inc.	9,400	197
* KMG America Corp.	19,310	192
Tower Group, Inc.	12,245	191
Brooke Corp	14,600	190
* Transcontinental Realty Investors, Inc. REIT	8,900	189
Norwood Financial Corp	5,801	189
ECB Bancorp, Inc.	6,300	184
Origen Financial, Inc. REIT	24,178	179
Crescent Banking Co.	5,744	176
United Security Bancshares, Inc.	5,700	175
Greene County Bancshares	6,400	175
* BFC Financial Corp.	20,299	173
* Willis Lease Finance Corp.	21,560	172
American Campus Communities, Inc. REIT	7,500	170
ProCentury Corp.	16,768	168
* MCF Corp.	137,273	165
K-Fed Bancorp	13,311	162

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Vail Banks Inc	10,907	158
United Financial Corp.	6,505	157
Penns Woods Bancorp, Inc.	3,300	148
Kite Realty Group Trust REIT	9,677	145
Meta Financial Group, Inc.	7,210	144
California National Bancorp	12,207	140
Supertel Hospitality, Inc.	33,076	139
The Washington Savings Bank	14,900	138
First Albany Companies Inc.	22,600	135
National Bankshares, Inc.	3,000	134
BCSB Bankcorp, Inc.	10,082	132
Atlantic Coast Federal Corp.	10,473	130
Placer Sierra Bancshares	4,530	124
* Financial Industries Corp.	15,049	116
Colony Bankcorp, Inc.	3,811	114
Southern Community Financial Corp.	11,891	114
NBC Capital Corp.	4,600	112
Merchants Group, Inc.	4,000	97
First Federal Bancshares	4,300	90
* PremierWest Bancorp	5,410	80
* Huron Consulting Group Inc.	3,100	73
* Intelidata Technologies Corp.	213,210	72
PMC Commercial Trust REIT	5,400	71
Ziegler Cos., Inc.	3,132	65
Cohen & Steers, Inc.	2,917	60
Firstbank Corp.	1,700	46
Columbia Bancorp (OR)	2,400	46
* Pennsylvania Commerce Bancorp, Inc.	1,314	43
Yadkin Valley Bank and Trust Co.	2,000	29
NASB Financial Inc.	317	14
First National Lincoln Corp.	600	10
Burnham Pacific Properties, Inc. REIT	102,335	8
* Primus Guaranty, Ltd.	303	4

	13,286,132

Health Care (12.9%)
Pfizer Inc.	33,015,795	910,576
Johnson & Johnson	13,162,029	855,532
* Amgen, Inc.	5,622,255	339,922
Abbott Laboratories	6,895,753	337,961
Merck & Co., Inc.	9,816,075	302,335
UnitedHealth Group Inc.	5,787,931	301,783
Medtronic, Inc.	5,350,318	277,093
Wyeth	5,910,050	262,997
Eli Lilly & Co.	4,508,548	251,171
Bristol-Myers Squibb Co.	8,613,270	215,159
* WellPoint Inc.	2,660,600	185,284
* Genentech, Inc.	2,091,666	167,919
Schering-Plough Corp.	6,524,136	124,350

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Cardinal Health, Inc.	1,921,468	110,638
Aetna Inc.	1,308,745	108,390
Baxter International, Inc.	2,732,574	101,378
HCA Inc.	1,736,457	98,405
Guidant Corp.	1,430,031	96,241
* Caremark Rx, Inc.	1,985,450	88,392
* Gilead Sciences, Inc.	1,920,539	84,485
* Zimmer Holdings, Inc.	1,085,829	82,708
* Boston Scientific Corp.	2,810,132	75,874
* St. Jude Medical, Inc.	1,598,473	69,709
* Genzyme Corp.-General Division	1,100,497	66,129
* Medco Health Solutions, Inc.	1,206,815	64,396
* Forest Laboratories, Inc.	1,596,254	62,014
Becton, Dickinson & Co.	1,123,290	58,939
McKesson Corp.	1,241,876	55,624
Stryker Corp.	1,156,884	55,021
* Biogen Idec Inc.	1,477,264	50,892
Allergan, Inc.	594,709	50,693
Quest Diagnostics, Inc.	764,434	40,721
Biomet, Inc.	1,064,268	36,866
AmerisourceBergen Corp.	492,919	34,085
* Coventry Health Care Inc.	470,797	33,309
C.R. Bard, Inc.	464,385	30,886
* Laboratory Corp. of America Holdings	605,326	30,206
* Celgene Corp.	730,755	29,793
* MedImmune Inc.	1,103,168	29,477
* Express Scripts Inc.	573,054	28,641
Health Management Associates Class A	1,083,074	28,355
* Sepracor Inc.	466,265	27,981
* PacifiCare Health Systems, Inc.	389,340	27,818
* Humana Inc.	671,748	26,695
* Hospira, Inc.	658,579	25,685
IMS Health, Inc.	1,030,389	25,523
* Tenet Healthcare Corp.	2,072,239	25,364
Mylan Laboratories, Inc.	1,196,164	23,014
* Varian Medical Systems, Inc.	593,575	22,158
* Patterson Cos.	457,575	20,627
* Barr Pharmaceuticals Inc.	415,838	20,268
* DaVita, Inc.	433,691	19,724
Omnicare, Inc.	463,523	19,667
* Triad Hospitals, Inc.	359,792	19,659
Bausch & Lomb, Inc.	236,537	19,633
* Invitrogen Corp.	230,627	19,209
* Health Net Inc.	494,216	18,859
DENTSPLY International Inc.	346,225	18,696
* IVAX Corp.	854,599	18,374
* Lincare Holdings, Inc.	445,820	18,207
Beckman Coulter, Inc.	275,770	17,531
* Chiron Corp.	498,933	17,408
* Henry Schein, Inc.	385,448	16,004

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Manor Care, Inc.	383,105	15,221
* Affymetrix, Inc.	280,985	15,154
Universal Health Services Class B	243,126	15,118
* Community Health Systems, Inc.	388,225	14,671
* Renal Care Group, Inc.	300,002	13,830
* Watson Pharmaceuticals, Inc.	463,068	13,688
* WebMD Corp.	1,323,015	13,587
* Charles River Laboratories, Inc.	274,198	13,230
* Millennium Pharmaceuticals, Inc.	1,363,108	12,636
* Millipore Corp.	221,739	12,579
* Covance, Inc.	278,231	12,484
* Advanced Medical Optics, Inc.	299,307	11,897
* Respironics, Inc.	316,916	11,444
Cooper Cos., Inc.	187,861	11,433
Dade Behring Holdings Inc.	175,629	11,418
* Edwards Lifesciences Corp.	265,080	11,404
* King Pharmaceuticals, Inc.	1,078,592	11,239
* Cytyc Corp.	506,334	11,170
* Kinetic Concepts, Inc.	184,286	11,057
* LifePoint Hospitals, Inc.	215,987	10,912
* INAMED Corp.	159,889	10,708
* Pharmaceutical Product Development, Inc.	226,998	10,637
* Cephalon, Inc.	258,781	10,302
* ResMed Inc.	154,861	10,219
* Accredo Health, Inc.	218,536	9,922
* Stericycle, Inc.	190,923	9,607
* IDEXX Laboratories Corp.	153,213	9,550
* OSI Pharmaceuticals, Inc.	228,428	9,336
* ImClone Systems, Inc.	295,325	9,146
* AMERIGROUP Corp.	223,876	9,000
* Cerner Corp.	130,087	8,842
* Protein Design Labs, Inc.	426,860	8,627
* VCA Antech, Inc.	348,542	8,452
* Amylin Pharmaceuticals, Inc.	401,178	8,397
* Gen-Probe Inc.	223,645	8,103
STERIS Corp.	310,233	7,995
Medicis Pharmaceutical Corp.	243,762	7,735
* Endo Pharmaceuticals Holdings, Inc.	291,818	7,669
* Sierra Health Services, Inc.	106,830	7,634
Mentor Corp.	181,447	7,526
* Apria Healthcare Group Inc.	216,999	7,517
* Techne Corp.	163,463	7,505
* Pediatrix Medical Group, Inc.	100,191	7,368
Valeant Pharmaceuticals International	415,855	7,332
* Vicuron Pharmaceuticals Inc.	256,330	7,152
* Vertex Pharmaceuticals, Inc.	418,351	7,045
* MGI Pharma, Inc.	318,348	6,927
* Neurocrine Biosciences, Inc.	164,354	6,913
* Sybron Dental Specialties, Inc.	179,758	6,762
* Intuitive Surgical, Inc.	144,770	6,752

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* United Surgical Partners International, Inc.	127,884	6,660
* Andrx Group	326,979	6,641
* Kindred Healthcare, Inc.	166,524	6,596
* Centene Corp.	189,375	6,359
* Nektar Therapeutics	376,662	6,343
* Beverly Enterprises, Inc.	487,048	6,205
* Human Genome Sciences, Inc.	527,732	6,111
* American Healthways Inc.	141,259	5,971
* Immucor Inc.	202,073	5,850
Owens & Minor, Inc. Holding Co.	177,971	5,757
* ICOS Corp.	271,943	5,757
Invacare Corp.	129,169	5,730
* Ventana Medical Systems, Inc.	141,748	5,703
* American Medical Systems Holdings, Inc.	273,572	5,649
* Alkermes, Inc.	405,847	5,365
* Kos Pharmaceuticals, Inc.	81,033	5,308
* NeighborCare Inc.	155,950	5,173
* Martek Biosciences Corp.	133,186	5,054
Perrigo Co.	358,225	4,994
* The Medicines Co.	210,322	4,919
* PAR Pharmaceutical Cos. Inc.	153,413	4,880
* Haemonetics Corp.	119,269	4,847
* United Therapeutics Corp.	98,588	4,752
Diagnostic Products Corp.	96,944	4,588
* Transkaryotic Therapies, Inc.	123,031	4,500
* Bio-Rad Laboratories, Inc. Class A	74,313	4,400
* Magellan Health Services, Inc.	123,960	4,377
* CV Therapeutics, Inc.	191,727	4,299
PolyMedica Corp.	119,897	4,276
* Psychiatric Solutions, Inc.	87,498	4,262
* Priority Healthcare Corp. Class B	162,233	4,114
* Sunrise Senior Living, Inc.	75,985	4,102
* Nabi Biopharmaceuticals	255,550	3,892
* American Pharmaceuticals Partners, Inc.	93,862	3,872
* Cyberonics, Inc.	88,762	3,851
* CONMED Corp.	124,532	3,832
* AmSurg Corp.	135,543	3,753
* Applera Corp.-Celera Genomics Group	339,741	3,727
* Biosite Inc.	67,665	3,721
West Pharmaceutical Services, Inc.	132,516	3,717
* Laserscope	89,019	3,689
* Wellcare Group Inc.	103,445	3,673
* Eon Labs, Inc.	119,124	3,650
* Telik, Inc.	222,015	3,610
* Hologic, Inc.	90,773	3,608
* Onyx Pharmaceuticals, Inc.	149,326	3,566
* PSS World Medical, Inc.	282,683	3,519
* Advanced Neuromodulation Systems, Inc.	88,436	3,509
* Wright Medical Group, Inc.	124,647	3,328
* ArthroCare Corp.	94,716	3,309

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Genesis Healthcare Corp.	69,586	3,220
LCA-Vision Inc.	66,039	3,200
* Abgenix, Inc.	351,213	3,013
* LabOne, Inc.	75,154	2,992
* Medarex, Inc.	356,805	2,972
* SFBC International, Inc.	75,474	2,916
* eResearch Technology, Inc.	215,987	2,892
* Chattem, Inc.	69,221	2,866
* SurModics, Inc.	65,960	2,861
* Serologicals Corp.	133,913	2,846
* American Retirement Corp.	190,785	2,789
* Alexion Pharmaceuticals, Inc.	120,765	2,782
Arrow International, Inc.	87,156	2,780
* Per-Se Technologies, Inc.	131,881	2,772
* Connetics Corp.	156,889	2,768
* Encysive Pharmaceuticals, Inc.	252,299	2,727
* Molina Healthcare Inc.	60,765	2,689
* Viasys Healthcare Inc.	117,185	2,647
* K-V Pharmaceutical Co. Class A	157,424	2,637
* Thoratec Corp.	171,522	2,631
* Cubist Pharmaceuticals, Inc.	198,792	2,618
* AtheroGenics, Inc.	163,273	2,609
* IDX Systems Corp.	86,563	2,609
Alpharma, Inc. Class A	179,324	2,595
* DJ Orthopedics Inc.	93,848	2,574
Analogic Corp.	51,019	2,567
* Kyphon Inc.	72,981	2,539
* Salix Pharmaceuticals, Ltd.	143,073	2,527
* Bone Care International, Inc.	76,389	2,519
* Eclipsys Corp.	176,474	2,483
* Impax Laboratories, Inc.	154,024	2,418
* Pharmion Corp.	104,125	2,417
* First Horizon Pharmaceutical Corp.	123,851	2,358
* Incyte Corp.	326,986	2,338
* Amedisys Inc.	63,283	2,328
* PAREXEL International Corp.	113,662	2,256
* Ligand Pharmaceuticals Inc. Class B	324,152	2,253
* Exelixis, Inc.	303,196	2,253
* Integra LifeSciences Holdings	76,750	2,241
* Wilson Greatbatch Technologies, Inc.	93,574	2,236
* Odyssey Healthcare, Inc.	153,093	2,208
* BioMarin Pharmaceutical Inc.	282,047	2,113
* Myriad Genetics, Inc.	134,899	2,111
* Allscripts Healthcare Solutions, Inc.	126,968	2,109
* Matria Healthcare, Inc.	65,189	2,101
Landauer, Inc.	39,435	2,047
* Enzo Biochem, Inc.	114,056	2,045
* SonoSite, Inc.	65,168	2,023
Healthcare Services Group, Inc.	99,578	2,000
* NPS Pharmaceuticals Inc.	170,208	1,932

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Digene Corp.	69,738	1,930
* RehabCare Group, Inc.	71,732	1,917
Datascope Corp.	55,796	1,861
* Aspect Medical Systems, Inc.	61,257	1,822
* VaxGen, Inc.	167,583	1,818
* Noven Pharmaceuticals, Inc.	102,474	1,791
* Gentiva Health Services, Inc.	99,785	1,782
* OraSure Technologies, Inc.	178,344	1,782
* Merit Medical Systems, Inc.	115,450	1,779
* Zymogenetics, Inc.	100,825	1,775
* Aastrom Biosciences, Inc.	561,702	1,758
* HealthTronics Surgical Services, Inc.	133,837	1,739
* ICU Medical, Inc.	53,449	1,719
* Cypress Bioscience, Inc.	124,334	1,641
* Inverness Medical Innovations, Inc.	57,871	1,580
* InterMune Inc.	120,540	1,572
* Foxhollow Technologies Inc.	39,900	1,527
* Inspire Pharmaceuticals, Inc.	180,007	1,516
* Adolor Corp.	163,038	1,508
* Illumina, Inc.	124,945	1,508
* I-Flow Corp.	90,264	1,502
* Discovery Laboratories, Inc.	205,653	1,499
* Keryx Biopharmaceuticals, Inc.	111,950	1,478
* Northfield Laboratories, Inc.	102,571	1,468
Quality Systems, Inc.	30,964	1,467
* Dendreon Corp.	275,814	1,443
* Palomar Medical Technologies, Inc.	59,795	1,430
* Align Technology, Inc.	190,483	1,404
* Geron Corp.	179,615	1,390
* Regeneron Pharmaceuticals, Inc.	165,433	1,388
* ARIAD Pharmaceuticals, Inc.	207,147	1,380
* Renovis, Inc.	90,133	1,376
* Tanox, Inc.	117,061	1,372
* Kensey Nash Corp.	45,010	1,361
* Bruker BioSciences Corp.	335,475	1,339
* VistaCare, Inc.	71,833	1,327
* Molecular Devices Corp.	61,009	1,320
* Radiation Therapy Services, Inc.	49,501	1,314
* Nuvelo, Inc.	169,187	1,308
Option Care, Inc.	92,248	1,301
* LifeCell Corp.	81,870	1,294
* Albany Molecular Research, Inc.	91,675	1,283
* Cepheid, Inc.	174,508	1,281
* NitroMed, Inc.	64,766	1,260
* Enzon Pharmaceuticals, Inc.	192,474	1,247
* Progenics Pharmaceuticals, Inc.	59,640	1,244
Vital Signs, Inc.	28,362	1,229
* Cell Therapeutics, Inc.	445,450	1,207
* deCODE genetics, Inc.	128,407	1,206
* Symbion, Inc.	50,536	1,205

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Savient Pharmaceuticals Inc.	266,448	1,175
* SuperGen, Inc.	237,262	1,172
* DOV Pharmaceutical, Inc.	60,962	1,138
Hooper Holmes, Inc.	273,549	1,135
* ImmunoGen, Inc.	189,851	1,099
* US Physical Therapy, Inc.	57,191	1,097
* Luminex Corp.	109,822	1,081
* Nastech Pharmaceutical Co., Inc.	75,061	1,068
* NMT Medical, Inc.	106,340	1,063
* TriPath Imaging, Inc.	124,094	1,062
* BioScrip Inc.	176,902	1,061
* Res-Care, Inc.	78,131	1,059
* Orchid Cellmark, Inc.	97,930	1,059
* STAAR Surgical Co.	214,188	1,058
* Zoll Medical Corp.	40,970	1,043
* Animas Corp.	51,609	1,040
* Eyetech Pharmaceuticals Inc.	82,114	1,038
* Candela Corp.	99,237	1,037
Computer Programs and Systems, Inc.	27,775	1,035
* Corixa Corp.	235,789	1,033
* Cell Genesys, Inc.	192,785	1,031
* Pain Therapeutics, Inc.	152,644	1,030
* Virologic, Inc.	406,238	1,007
* Allied Healthcare International Inc.	141,373	1,001
* CardioDynamics International Corp.	621,939	995
* Array BioPharma Inc.	155,667	981
* Bentley Pharmaceuticals, Inc.	89,302	978
* Quidel Corp.	186,617	967
* Penwest Pharmaceuticals Co.	81,260	960
* Lexicon Genetics Inc.	194,272	960
Meridian Bioscience Inc.	49,884	945
* Oscient Pharmaceuticals	356,036	943
* Omnicell, Inc.	105,081	925
* IRIS International, Inc.	51,938	924
* CuraGen Corp.	177,254	911
* Vion Pharmaceuticals, Inc.	414,995	901
* EPIX Pharmaceuticals, Inc.	101,710	900
* Isis Pharmaceuticals, Inc.	227,041	888
Young Innovations, Inc.	23,744	886
* MedCath Corp.	31,892	886
* Embrex, Inc.	77,470	864
* Exactech, Inc.	65,781	864
* Horizon Health Corp.	36,810	861
* Conor Medsystems, Inc.	55,322	849
* Genitope Corp.	65,632	843
* Spectranetics Corp.	125,158	842
* Abaxis, Inc.	76,063	828
* Hi-Tech Pharmacal Co., Inc.	25,897	825
* Encore Medical Corp.	147,755	820
* PRA International	30,592	819

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

National Healthcare Corp.	23,116	816
* NeoPharm, Inc.	81,474	814
* Durect Corp.	158,580	807
* Possis Medical Inc.	77,888	789
* Vascular Solutions, Inc.	67,809	788
* Curis, Inc.	198,537	774
* Regeneration Technologies, Inc.	122,625	768
* CorVel Corp.	30,541	767
* Rigel Pharmaceuticals, Inc.	38,474	766
* SciClone Pharmaceuticals, Inc.	168,075	755
* National Dentex Corp.	40,713	750
* Cantel Medical Corp.	44,992	736
* Pozen Inc.	89,196	731
* Bradley Pharmaceuticals, Inc.	67,323	724
* Nanogen, Inc.	188,245	723
* Trimeris, Inc.	72,320	722
* XOMA Ltd.	425,309	719
* CryoLife Inc.	92,558	718
* Vivus, Inc.	194,693	717
* America Service Group Inc.	45,206	717
* Rochester Medical Corp.	74,338	714
* AVI BioPharma, Inc.	307,292	713
* Cholestech Corp.	63,218	712
* Avanir Pharmaceuticals Class A	253,713	710
* Arena Pharmaceuticals, Inc.	103,972	709
* Kendle International Inc.	46,638	707
* Bioenvision, Inc.	96,780	705
* Alliance Imaging, Inc.	67,211	703
* ViroPharma Inc.	100,466	698
* Vical, Inc.	142,133	694
* Accelrys Inc.	139,748	692
* Maxygen Inc.	100,482	689
* Medical Action Industries Inc.	38,608	689
* InKine Pharmaceutical Co., Inc.	213,346	681
* Seattle Genetics, Inc.	126,374	677
* Peregrine Pharmaceuticals, Inc.	684,398	657
* Pharmacyclics, Inc.	87,236	655
* Antigenics, Inc.	119,380	646
* Conceptus, Inc.	113,048	639
* Strategic Diagnostics Inc.	186,081	638
* ABIOMED, Inc.	74,617	638
BioLase Technology, Inc.	100,451	635
* Neurogen Corp.	91,515	624
* Neogen Corp.	43,372	620
* Caliper Life Sciences, Inc.	109,960	616
* Diversa Corp.	117,644	613
* StemCells, Inc.	137,803	580
* Tercica, Inc.	66,703	580
* Genta Inc.	481,637	568
* HMS Holdings Corp.	85,262	568

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Lifecore Biomedical Inc.	50,926	555
* Introgen Therapeutics, Inc.	82,507	531
* OCA Inc.	282,259	531
* DepoMed, Inc.	120,930	528
* Third Wave Technologies	133,438	524
* Orthovita, Inc.	133,209	524
* Nuvasive, Inc.	31,327	521
* Vital Images, Inc.	28,981	520
* Hollis-Eden Pharmaceuticals, Inc.	68,062	504
* Columbia Laboratories Inc.	159,623	503
D&K Healthcare Resources, Inc.	58,579	495
* Dyax Corp.	104,275	492
* Microvision, Inc.	95,049	485
* Hanger Orthopedic Group, Inc.	94,386	476
* Indevus Pharmaceuticals, Inc.	184,653	473
* Angiodynamics Inc.	21,632	470
* SeraCare Life Sciences, Inc.	33,427	468
* Pharmacopeia Drug Discovery	116,035	468
* Advanced Magnetics, Inc.	41,777	466
* Gene Logic Inc.	138,360	458
* Immtech International, Inc.	40,617	448
* Cerus Corp.	100,867	447
* IntegraMed America, Inc.	58,244	444
* Kosan Biosciences, Inc.	83,648	442
* Guilford Pharmaceuticals, Inc.	194,192	441
* Collagenex Pharmaceuticals, Inc.	57,319	436
* Theragenics Corp.	133,836	431
* Natus Medical Inc.	38,024	428
* Ista Pharmaceuticals Inc.	51,241	426
* Barrier Therapeutics Inc.	53,496	424
* Rita Medical Systems, Inc.	132,449	424
* Sonic Innovations, Inc.	86,412	414
* Novoste Corp.	414,295	406
* Radiologix Inc.	95,328	405
* National Medical Health Card Systems, Inc.	16,579	399
* Neurobiological Technologies, Inc.	129,392	391
* Cytokinetics, Inc.	56,205	391
* Microtek Medical Holdings, Inc.	105,695	388
* Somanetics Corp.	17,143	385
* Momenta Pharmaceuticals, Inc.	19,208	380
* EntreMed, Inc.	164,302	380
Utah Medical Products, Inc.	17,516	379
* Synovis Life Technologies, Inc.	46,466	371
* Air Methods Corp.	46,027	367
* ThermoGenesis Corp.	84,205	366
* Neose Technologies, Inc.	115,080	363
* CYTOGEN Corp.	68,387	358
* Titan Pharmaceuticals, Inc.	195,300	357
* Idenix Pharmaceuticals Inc.	16,349	354
* Cardiac Science, Inc.	340,613	354

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Palatin Technologies, Inc.	202,246	354
* DUSA Pharmaceuticals, Inc.	38,027	354
* Maxim Pharmaceuticals, Inc.	269,831	353
* Biosource International Inc.	33,400	352
* Anika Resh inc.	30,634	352
* Q-Med, Inc.	37,785	349
* Immunomedics Inc.	203,128	347
* Bio-Reference Laboratories, Inc.	24,945	346
* Orthologic Corp.	89,274	345
* GenVec, Inc.	184,788	340
* Oxigene, Inc.	74,182	337
* Continucare Corp.	136,821	335
* SONUS Pharmaceuticals, Inc.	94,833	332
* AVANT Immunotherapeutics, Inc.	281,976	330
* Zila, Inc.	115,348	330
* Emisphere Technologies, Inc.	81,741	329
* Cutera, Inc.	18,900	328
* Capital Senior Living Corp.	44,500	316
* Anadys Pharmaceuticals Inc.	34,368	315
* ArQule, Inc.	47,512	308
* Specialty Laboratories, Inc.	35,776	301
* Harvard Bioscience, Inc.	94,267	296
* Santarus Inc.	71,777	294
* Lipid Sciences, Inc.	60,089	293
* Endologix, Inc.	62,065	280
* Axonyx Inc.	208,898	278
* E-Z-EM, Inc.	19,765	277
* Isolagen Inc.	67,504	277
* Osteotech, Inc.	75,196	277
* American Dental Partners, Inc.	11,334	277
* Able Laboratories, Inc.	79,326	276
* Pediatric Services of America	22,810	276
* Sangamo BioSciences, Inc.	77,201	276
* Repligen Corp.	125,834	273
* GTx, Inc.	26,976	268
* La Jolla Pharmaceutical Co.	322,314	264
* GTC Biotherapeutics, Inc.	152,554	256
* Avigen, Inc.	82,205	255
* PhotoMedex, Inc.	108,148	245
* SRI/Surgical Express, Inc.	45,628	241
* Quinton Cardiology Systems, Inc.	29,864	240
* Emeritus Corp.	16,863	238
* Proxymed Pharmacy, Inc.	30,375	238
* BioCryst Pharmaceuticals, Inc.	46,052	234
* Fonar Corp.	192,739	231
* Targeted Genetics Corp.	287,783	230
* Micro Therapeutics, Inc.	56,856	226
* Allos Therapeutics Inc.	103,632	226
* Myogen, Inc.	31,631	221
* Immunicon Corp.	42,862	217

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Digital Angel Corp.	56,485	215
* Matrixx Initiatives, Inc.	19,508	215
* New River Pharmaceuticals Inc.	7,059	212
* Exact Sciences Corp.	92,728	211
* Aradigm Corp.	195,919	208
Psychemedics Corp.	15,837	206
* Novavax, Inc.	148,917	197
* Alnylam Pharmaceuticals Inc.	26,400	193
* Aksys, Ltd.	95,690	190
* Genaera Corp.	109,716	187
* BioSphere Medical Inc.	41,105	185
* Ciphergen Biosystems, Inc.	96,507	184
* Sequenom, Inc.	158,295	179
* Virologic, Inc. Rights Exp. 6/13/2006	700,738	175
* Enpath Medical, Inc.	32,020	175
* Hemispherx Biopharma, Inc.	91,300	170
* Stratagene Holding Corp.	19,265	167
* ATS Medical, Inc.	47,840	167
* Acusphere, Inc.	34,850	166
* Discovery Partners International	57,693	165
* Caraco Pharmaceutical Laboratories, Ltd.	18,946	163
* Inhibitex Inc.	21,180	161
* IVAX Diagnostics, Inc.	33,415	157
* BioSante Pharmaceuticals, Inc.	41,441	155
* Digirad Corp.	27,668	148
* Corcept Therapeutics Inc.	24,782	142
* Mediware Information Systems, Inc.	13,492	135
* DAXOR CORP.	7,100	134
* Dynavax Technologies Corp.	27,569	132
* Matritech Inc.	188,401	132
* Insmed Inc.	134,261	132
* Retractable Technologies, Inc.	48,709	132
* Acacia Research - CombiMatrix	55,659	130
* CancerVax Corp.	44,933	128
* Aphton Corp.	170,588	126
* Lannett Co., Inc.	23,800	124
* Curative Health Services, Inc.	53,750	123
* SIGA Technologies, Inc.	108,057	117
* Sirna Therapeutics, Inc.	66,361	116
* Critical Therapeutics, Inc.	16,490	116
* NexMed, Inc.	87,258	113
* PRAECIS Pharmaceuticals Inc.	217,662	113
* The Quigley Corp.	12,202	106
* Acadia Pharmaceuticals Inc.	12,233	103
* Bioject Medical Technologies Inc.	86,720	100
* Clarient, Inc.	54,160	94
* Pharmos Corp.	33,376	82
* Epimmune Inc.	112,213	81
* Curon Medical Inc.	99,827	68
* IntraLase Corp.	3,300	65

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Geopharma Inc.	32,308	63
* I-trax, Inc.	39,700	61
* Biopure Corp. Class A	43,681	58
* Memory Pharmaceuticals Corp.	30,850	57
* Alteon, Inc.	255,509	56
* Paincare Holdings Inc	12,600	55
* Integrated Biopharma, Inc.	13,700	52
* Cellegy Pharmaceuticals, Inc.	31,250	51
* North American Scientific, Inc.	23,814	50
* Advancis Pharmaceutical Corp	23,394	40
* BriteSmile, Inc.	10,209	38
* Transgenomic, Inc.	51,607	35
* PharmaNetics, Inc.	131,664	33
* NationsHealth, Inc.	5,200	29
* Valentis, Inc.	8,168	23
* Symmetry Medical Inc.	815	19
* Celsion Corp.	29,088	10
* Vasomedical, Inc.	13,000	9
* Genelabs Technologies, Inc.	17,600	9
* Pure Bioscience	6,829	6
* Heska Corp.	8,700	5
* Zonagen, Inc.	1,119	4
* NeoRx Corp.	6,110	4
* The Med-Design Corp.	3,600	2
* V.I. Technologies, Inc.	93	1
* SpectRx, Inc.	1,000	—

	7,772,295

Integrated Oils (4.7%)
ExxonMobil Corp.	28,263,990	1,624,332
Chevron Corp.	9,377,785	524,406
ConocoPhillips Co.	5,854,664	336,585
Occidental Petroleum Corp.	1,748,879	134,541
Marathon Oil Corp.	1,537,327	82,047
Unocal Corp.	1,164,955	75,780
Amerada Hess Corp.	365,725	38,953
Murphy Oil Corp.	733,908	38,332
* KCS Energy, Inc.	203,324	3,532
* Giant Industries, Inc.	58,820	2,118
* Mission Resources Corp.	217,794	1,758
* Delta Petroleum Corp.	106,087	1,498

	2,863,882

Other Energy (3.7%)
Schlumberger Ltd.	2,607,309	197,999
Halliburton Co.	2,238,860	107,062
Devon Energy Corp.	2,018,889	102,317
Burlington Resources, Inc.	1,736,198	95,908

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Apache Corp.	1,452,070	93,804
Anadarko Petroleum Corp.	1,096,679	90,092
Valero Energy Corp.	1,136,099	89,877
* Transocean Inc.	1,426,552	76,991
Baker Hughes, Inc.	1,488,568	76,155
EOG Resources, Inc.	1,049,904	59,635
XTO Energy, Inc.	1,461,230	49,667
Williams Cos., Inc.	2,448,734	46,526
GlobalSantaFe Corp.	1,008,778	41,158
* Nabors Industries, Inc.	662,899	40,185
BJ Services Co.	720,075	37,790
Kerr-McGee Corp.	491,520	37,508
Sunoco, Inc.	324,201	36,855
Noble Corp.	592,683	36,456
* National Oilwell Varco	746,704	35,498
* Weatherford International Ltd.	602,573	34,937
El Paso Corp.	2,854,332	32,882
Peabody Energy Corp.	573,401	29,840
Smith International, Inc.	465,492	29,652
Noble Energy, Inc.	385,564	29,168
Pioneer Natural Resources Co.	637,424	26,823
Chesapeake Energy Corp.	1,138,736	25,963
ENSCO International, Inc.	671,825	24,018
CONSOL Energy, Inc.	404,977	21,699
* Newfield Exploration Co.	525,924	20,979
Premcor, Inc.	277,611	20,593
* Ultra Petroleum Corp.	668,539	20,297
Patterson-UTI Energy, Inc.	712,437	19,827
* Pride International, Inc.	706,929	18,168
Equitable Resources, Inc.	257,779	17,529
* Reliant Energy, Inc.	1,329,527	16,460
Diamond Offshore Drilling, Inc.	286,368	15,301
Arch Coal, Inc.	277,835	15,134
* Cooper Cameron Corp.	240,473	14,921
Pogo Producing Co.	286,733	14,887
* Grant Prideco, Inc.	550,704	14,566
* Cimarex Energy Co.	369,855	14,391
Rowan Cos., Inc.	477,516	14,187
Tesoro Petroleum Corp.	296,280	13,783
* NRG Energy	356,517	13,405
Massey Energy Co.	338,594	12,772
* Plains Exploration & Production Co.	327,162	11,624
Helmerich & Payne, Inc.	226,686	10,636
Range Resources Corp.	379,421	10,206
* Forest Oil Corp.	238,759	10,028
* Denbury Resources, Inc.	251,694	10,010
* FMC Technologies Inc.	290,287	9,280
* Cal Dive International, Inc.	163,228	8,548
* Calpine Corp.	2,391,420	8,131
* Quicksilver Resources, Inc.	123,077	7,868

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Cabot Oil & Gas Corp.	222,318	7,714
* Unit Corp.	174,209	7,667
Vintage Petroleum, Inc.	250,433	7,631
St. Mary Land & Exploration Co.	256,599	7,436
* Todco	272,151	6,986
* Houston Exploration Co.	127,631	6,771
Frontier Oil Corp.	230,298	6,759
* Cheniere Energy, Inc.	217,153	6,753
* Grey Wolf, Inc.	806,180	5,974
* Dynegy, Inc.	1,209,846	5,880
* Superior Energy Services, Inc.	311,771	5,550
* Stone Energy Corp.	110,335	5,395
* Encore Acquisition Co.	127,438	5,225
* Whiting Petroleum Corp.	133,963	4,864
* Bill Barrett Corp.	159,434	4,716
* Comstock Resources, Inc.	180,564	4,566
* Oceaneering International, Inc.	115,093	4,448
* SEACOR Holdings Inc.	68,750	4,421
* Swift Energy Co.	123,294	4,416
* Hydrill Co.	79,415	4,316
* Spinnaker Exploration Co.	119,703	4,248
CARBO Ceramics Inc.	52,551	4,149
Berry Petroleum Class A	78,408	4,146
* Veritas DGC Inc.	147,235	4,084
Holly Corp.	82,903	3,869
* Global Industries Ltd.	449,934	3,824
* Atwood Oceanics, Inc.	59,773	3,680
* Energy Partners, Ltd.	137,740	3,610
Penn Virginia Corp.	80,786	3,609
* Hanover Compressor Co.	305,041	3,511
* Remington Oil & Gas Corp.	97,640	3,486
Foundation Coal Holdings, Inc.	127,595	3,310
* TETRA Technologies, Inc.	97,889	3,118
* W-H Energy Services, Inc.	121,908	3,039
* KFX, Inc.	211,423	3,021
* Oil States International, Inc.	119,198	3,000
* Universal Compression Holdings, Inc.	76,932	2,788
* Newpark Resources, Inc.	369,145	2,769
Resource America, Inc.	69,443	2,676
* Parker Drilling Co.	363,382	2,547
* Core Laboratories NV	90,180	2,419
* FuelCell Energy, Inc.	215,380	2,199
* Petroleum Development Corp.	68,811	2,192
* Enbridge Energy Management LLC	41,686	2,106
* Input/Output, Inc.	321,580	2,020
Lufkin Industries	56,058	2,017
* Harvest Natural Resources, Inc.	161,028	1,760
* Pioneer Drilling Company	114,685	1,750
* The Meridian Resource Corp.	348,963	1,668
* FX Energy, Inc.	150,433	1,659

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Brigham Exploration Co.	177,238	1,618
* ATP Oil & Gas Corp.	68,880	1,612
* Evergreen Solar, Inc.	235,306	1,513
* Syntroleum Corp.	140,116	1,438
* Plug Power, Inc.	209,724	1,437
* McMoRan Exploration Co.	66,407	1,296
* TransMontaigne Inc.	121,787	1,279
* Double Eagle Petroleum Co.	66,718	1,152
* Parallel Petroleum Corp.	128,245	1,135
RPC Inc.	66,046	1,117
* Hornbeck Offshore Services, Inc.	40,936	1,109
* PetroQuest Energy, Inc.	158,437	1,041
* Petrohawk Energy Corp.	89,963	972
* Callon Petroleum Co.	65,687	971
* Global Power Equipment Group Inc.	118,062	939
* Dril-Quip, Inc.	30,489	884
* Westmoreland Coal Co.	41,997	864
* Goodrich Petroleum Corp.	40,886	841
* Carrizo Oil & Co inc.	48,141	821
* Clayton Williams Energy, Inc.	26,236	787
* Willbros Group, Inc.	53,830	771
* The Exploration Co. of Delaware, Inc.	175,841	760
Gulf Island Fabrication, Inc.	37,658	749
* Edge Petroleum Corp.	47,351	740
Crosstex Energy, Inc.	13,390	647
* Dawson Geophysical	26,100	555
MarkWest Hydrocarbon, Inc.	23,450	544
* Endeavor International Corp.	143,750	522
* Warren Resources Inc.	46,939	491
* Toreador Resources Corp.	19,902	483
* Capstone Turbine Corp.	355,591	452
* Atlas America, Inc.	11,754	437
* NATCO Group Inc.	29,850	397
* Infinity, Inc.	41,593	353
* Matrix Service Co.	75,716	347
* Harken Energy Corp.	595,052	262
* Rentech, Inc.	165,833	206
* Credo Pete Corp.	11,072	189
* Millennium Cell Inc.	110,346	184
* Abraxas Petroleum Corp.	55,785	154
* Gasco Energy Inc	27,000	100
* Tri-Valley Corp	1,000	14

	2,207,941

Materials & Processing (4.0%)
E.I. du Pont de Nemours & Co.	4,413,510	189,825
Dow Chemical Co.	4,222,483	188,027
Alcoa Inc.	3,864,529	100,980
Newmont Mining Corp. (Holding Co.)	1,969,760	76,880

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Monsanto Co.	1,181,318	74,269
Weyerhaeuser Co.	1,064,829	67,776
Praxair, Inc.	1,441,667	67,182
Masco Corp.	1,983,107	62,983
International Paper Co.	2,046,919	61,837
Air Products & Chemicals, Inc.	1,007,579	60,757
Archer-Daniels-Midland Co.	2,613,986	55,887
PPG Industries, Inc.	762,293	47,842
Phelps Dodge Corp.	423,047	39,132
American Standard Cos., Inc.	808,808	33,905
Georgia Pacific Group	1,030,264	32,762
Nucor Corp.	705,488	32,184
Bunge Ltd.	489,672	31,045
Rohm & Haas Co.	648,089	30,032
Vulcan Materials Co.	459,867	29,887
Freeport-McMoRan Copper & Gold, Inc. Class B	794,554	29,748
Ecolab, Inc.	858,102	27,768
The St. Joe Co.	319,926	26,087
Lyondell Chemical Co.	983,575	25,986
Sherwin-Williams Co.	533,834	25,138
MeadWestvaco Corp.	827,875	23,214
Precision Castparts Corp.	293,319	22,850
Avery Dennison Corp.	417,239	22,097
Fluor Corp.	372,038	21,426
Ashland, Inc.	287,989	20,698
Eastman Chemical Co.	346,136	19,089
* Sealed Air Corp.	371,256	18,485
* Energizer Holdings, Inc.	282,859	17,585
Temple-Inland Inc.	473,044	17,574
United States Steel Corp.	507,677	17,449
Sigma-Aldrich Corp.	308,798	17,305
Ball Corp.	463,981	16,685
* Owens-Illinois, Inc.	664,241	16,639
Engelhard Corp.	544,721	15,552
Martin Marietta Materials, Inc.	210,055	14,519
* Pactiv Corp.	661,540	14,276
* Jacobs Engineering Group Inc.	240,629	13,538
Lubrizol Corp.	297,859	12,513
Bemis Co., Inc.	452,591	12,012
Smurfit-Stone Container Corp.	1,133,585	11,529
Louisiana-Pacific Corp.	466,391	11,464
Sonoco Products Co.	416,324	11,033
Florida Rock Industries, Inc.	145,313	10,659
Valspar Corp.	218,293	10,541
* Crown Holdings, Inc.	739,333	10,521
Harsco Corp.	184,028	10,039
Forest City Enterprise Class A	139,377	9,896
RPM International, Inc.	523,327	9,556
* The Mosaic Co.	593,534	9,235
Lafarge North America Inc.	142,100	8,873

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Cabot Corp.	267,200	8,818
* FMC Corp.	156,675	8,796
Hughes Supply, Inc.	295,750	8,311
AptarGroup Inc.	159,931	8,124
Bowater Inc.	248,773	8,053
Allegheny Technologies Inc.	364,152	8,033
* Huntsman Corp.	396,045	8,028
Corn Products International, Inc.	321,312	7,634
The Timken Co.	327,534	7,566
Airgas, Inc.	304,777	7,519
* Shaw Group, Inc.	347,501	7,475
* Scotts Miracle-Gro Co.	104,283	7,426
Crompton Corp.	514,056	7,274
* URS Corp.	194,360	7,259
Great Lakes Chemical Corp.	229,293	7,216
York International Corp.	185,557	7,051
Cytec Industries, Inc.	173,972	6,924
Potlatch Corp.	131,961	6,906
Clarcor Inc.	234,662	6,864
* Hercules, Inc.	476,829	6,747
Albemarle Corp.	175,089	6,385
* USG Corp.	145,782	6,196
Quanex Corp.	115,267	6,110
Packaging Corp. of America	288,339	6,070
Brady Corp. Class A	195,281	6,054
* Washington Group International, Inc.	114,555	5,856
Olin Corp.	318,517	5,810
Texas Industries, Inc.	101,961	5,733
* Maverick Tube Corp.	191,590	5,709
Minerals Technologies, Inc.	92,033	5,669
* Armor Holdings, Inc.	142,086	5,628
Cleveland-Cliffs Inc.	97,339	5,622
USEC Inc.	381,117	5,580
Commercial Metals Co.	221,984	5,288
Simpson Manufacturing Co.	171,815	5,249
Carpenter Technology Corp.	100,669	5,215
* WCI Communities, Inc.	161,679	5,179
Acuity Brands, Inc.	199,458	5,124
Steel Dynamics, Inc.	191,000	5,014
Worthington Industries, Inc.	316,367	4,999
Lennox International Inc.	231,252	4,896
Eagle Materials, Inc.	51,664	4,784
Reliance Steel & Aluminum Co.	125,190	4,641
Georgia Gulf Corp.	141,889	4,406
* Dycom Industries, Inc.	217,664	4,312
H.B. Fuller Co.	125,676	4,281
Watsco, Inc.	99,883	4,255
* Quanta Services, Inc.	476,510	4,193
Building Materials Holding Corp.	59,992	4,157
Mueller Industries Inc.	152,973	4,146

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Longview Fibre Co.	201,049	4,132
Granite Construction Co.	146,334	4,112
Delta & Pine Land Co.	162,727	4,078
* Coeur d'Alene Mines Corp.	1,097,562	3,984
* Jacuzzi Brands, Inc.	365,785	3,925
* Lone Star Technologies, Inc.	83,241	3,787
MacDermid, Inc.	119,717	3,730
Ferro Corp.	183,788	3,650
* Nalco Holding Co.	185,494	3,641
* Hexcel Corp.	215,125	3,640
* Trammell Crow Co.	146,843	3,559
* Symyx Technologies, Inc.	126,562	3,541
Kaydon Corp.	123,848	3,449
Albany International Corp.	105,287	3,381
* EMCOR Group, Inc.	66,619	3,258
* Cabot Microelectronics Corp.	108,036	3,132
Brookfield Homes Corp.	67,576	3,081
* OM Group, Inc.	124,345	3,070
Compass Minerals International	129,256	3,025
* RTI International Metals, Inc.	95,490	2,999
* Rogers Corp.	73,634	2,986
Greif Inc. Class A	48,657	2,973
Silgan Holdings, Inc.	52,675	2,962
* NCI Building Systems, Inc.	89,201	2,926
* AK Steel Corp.	454,505	2,913
* PolyOne Corp.	435,051	2,880
Eagle Materials, Inc. B Shares	31,002	2,805
* NS Group Inc.	84,822	2,758
* Oregon Steel Mills, Inc.	154,422	2,658
Universal Forest Products, Inc.	64,015	2,653
* Griffon Corp.	113,624	2,522
Spartech Corp.	141,061	2,511
Wausau Paper Corp.	204,416	2,449
* Aleris International Inc	108,444	2,445
Arch Chemicals, Inc.	97,863	2,443
* Ceradyne, Inc.	100,626	2,422
* Tejon Ranch Co.	46,626	2,400
A. Schulman Inc.	134,073	2,399
* Hecla Mining Co.	521,707	2,379
Barnes Group, Inc.	71,397	2,363
Valhi, Inc.	132,564	2,320
* Beacon Roofing Supply, Inc.	88,125	2,318
Schnitzer Steel Industries, Inc. Class A	96,517	2,287
* W.R. Grace & Co.	289,497	2,255
ElkCorp	78,685	2,246
* Century Aluminum Co.	104,867	2,139
Consolidated-Tomoka Land Co.	24,859	2,138
* Energy Conversion Devices, Inc.	93,567	2,094
* Mobile Mini, Inc.	60,667	2,092
Cambrex Corp.	108,979	2,076

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Glatfelter	165,109	2,047
Neenah Paper Inc.	64,658	2,002
* Titanium Metals Corp.	35,215	2,000
Gibraltar Industries Inc.	103,781	1,924
WD-40 Co.	68,839	1,923
Valmont Industries, Inc.	73,267	1,890
* Insituform Technologies Inc. Class A	117,049	1,876
Bluelinx Holdings Inc.	175,488	1,857
* GrafTech International Ltd.	427,937	1,840
* Apex Silver Mines Ltd.	132,100	1,815
* Interface, Inc.	224,210	1,805
* Metals USA, Inc.	94,815	1,803
Chesapeake Corp. of Virginia	85,341	1,787
Deltic Timber Corp.	45,238	1,720
AMCOL International Corp.	90,506	1,701
Apogee Enterprises, Inc.	109,570	1,684
* Unifi, Inc.	392,523	1,664
Tredegar Corp.	102,495	1,599
CIRCOR International, Inc.	64,496	1,591
Rock-Tenn Co.	125,206	1,584
Royal Gold, Inc.	77,867	1,567
* Graphic Packaging Corp.	413,920	1,511
* NuCo2, Inc.	57,916	1,487
Ryerson Tull, Inc.	103,939	1,483
* Gold Kist Inc.	66,906	1,444
Wellman, Inc.	140,520	1,432
Myers Industries, Inc.	113,482	1,419
* Tarragon Realty Investors Inc. REIT	54,673	1,380
Metal Management, Inc.	70,851	1,371
* Sunterra Corp.	83,426	1,352
UAP Holding Corp.	81,109	1,346
* Stillwater Mining Co.	181,052	1,343
* Brush Engineered Materials Inc.	93,950	1,340
* Bluegreen Corp.	76,592	1,333
* Drew Industries, Inc.	29,327	1,331
* Caraustar Industries, Inc.	125,917	1,322
Ameron International Corp.	35,019	1,310
Ennis, Inc.	71,045	1,287
Calgon Carbon Corp.	143,530	1,270
* Terra Industries, Inc.	183,046	1,247
Kronos Worldwide, Inc.	40,121	1,211
* EarthShell Corp.	402,304	1,207
* Avatar Holding, Inc.	23,252	1,169
LSI Industries Inc.	82,794	1,154
Alico, Inc.	21,668	1,114
* Buckeye Technology, Inc.	139,180	1,109
* Comfort Systems USA, Inc.	168,216	1,107
* Omnova Solutions Inc.	229,101	1,068
* Medis Technology Ltd.	63,189	1,049
* Ultralife Batteries, Inc.	62,489	1,009

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

American Vanguard Corp.	47,560	994
Andersons, Inc.	27,400	981
* Perini Corp.	59,016	969
* Layne Christensen Co.	47,618	946
* NewMarket Corp.	63,771	943
* Trex Co., Inc.	35,877	922
NL Industries, Inc.	59,845	921
The Standard Register Co.	58,202	920
* DHB Industries, Inc.	107,315	907
* Wheeling-Pittsburgh Corp.	58,660	902
NN, Inc.	69,719	884
* California Coastal Communities, Inc.	25,150	864
Steel Technologies, Inc.	50,567	855
* Lydall, Inc.	97,936	844
* Encore Wire Corp.	71,514	829
Westlake Chemical Corp.	33,114	811
* Interline Brands, Inc.	40,581	804
Penford Corp.	49,104	786
* Material Sciences Corp.	53,613	781
* Infrasource Services Inc.	73,640	767
Aceto Corp.	101,318	758
Pope & Talbot, Inc.	67,509	749
* AAON, Inc.	41,025	730
* Griffin Land & Nurseries, Inc.	29,602	729
Quaker Chemical Corp.	40,475	706
* A.M. Castle & Co.	45,388	702
* Maxxam Inc.	29,944	694
* Valence Technology Inc.	246,597	690
* Northwest Pipe Co.	28,997	674
* U.S. Concrete, Inc.	102,462	663
* The Dixie Group, Inc.	37,213	655
Great Northern Iron Ore	5,900	622
* WCA Waste Corp.	67,295	589
* Exide Technologies	118,522	575
Stepan Co.	25,570	565
* Huttig Building Products, Inc.	51,556	562
* Keith Companies Inc.	25,900	562
* Zoltek Cos., Inc.	46,652	524
* Foamex International, Inc.	374,130	501
* Wellsford Real Properties Inc.	28,274	501
* Wolverine Tube, Inc.	83,695	491
* Stratus Properties Inc.	27,597	491
* Mercer International Inc.	64,400	469
* Webco Industries, Inc.	74,523	468
* Olympic Steel, Inc.	34,926	465
* Senomyx, Inc.	27,601	456
* Reading International Inc. Class A	58,441	426
Hawkins, Inc.	33,959	413
* Superior Essex Inc	23,100	409
* AEP Industries, Inc.	22,100	408

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Synalloy Corp.	39,946	405
Roanoke Electric Steel Corp.	24,080	398
Ampco-Pittsburgh Corp.	32,118	385
* Constar International Inc.	101,691	380
Balchem Corp.	12,100	364
* Lamson & Sessions Co.	29,888	353
* Liquidmetal Technologies Inc.	181,249	350
* Lesco, Inc.	26,837	338
* Mestek, Inc.	13,122	334
* Baker (Michael) Corp.	18,700	334
CompX International Inc.	19,377	325
Oil-Dri Corp. of America	17,915	323
* U.S. Energy Corp.	82,200	294
Multi-Color Corp.	11,197	292
MGP Ingredients, Inc.	34,977	290
* Integrated Electrical Services, Inc.	143,321	279
Packaging Dynamics Corp.	18,901	265
Octel Corp.	14,200	256
* Landec Corp.	37,003	241
* Zapata Corp.	38,600	235
* Nashua Corp.	24,315	230
* TransPro Inc.	33,631	212
* American Pacific Corp.	25,914	207
* Nonophase Technologies Corp.	33,308	202
Hallwood Group Inc.	2,300	197
* Shiloh Industries, Inc.	15,354	188
Valley National Gases Inc.	10,400	159
* Eden Bioscience Corp.	204,135	157
Atlantis Plastics, Inc. Class A	18,088	139
* ENGlobal Corp.	35,800	135
* Modtech Holdings, Inc.	20,103	131
International Aluminum Corp.	4,000	128
Quaker Fabric Corp.	28,900	118
* Innovo Group Inc.	51,150	109
Chase Corp	7,400	104
* Continental Materials Corp.	2,500	75
* Badger Paper Mills, Inc.	20,045	73
Anchor Glass Container Corp.	53,739	73
* American Realty Investors, Inc.	6,870	68
* HouseValues, Inc.	3,413	62
* Advanced Environmental Recycling Technologies, In	45,355	55
Thomas Properties Group, Inc.	4,079	51
* EnerSys	853	12
* Canyon Resources Cor.	7,000	5
* Cone Mills Corp.	104,013	—
* General Chemical Group Inc.	17,001	—
* BMC Industries, Inc.	211,416	—

	2,438,434

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Producer Durables (4.6%)
United Technologies Corp.	4,534,896	232,867
The Boeing Co.	3,337,168	220,253
Caterpillar, Inc.	1,518,847	144,761
Applied Materials, Inc.	7,392,196	119,606
Emerson Electric Co.	1,858,663	116,408
Lockheed Martin Corp.	1,667,620	108,179
Illinois Tool Works, Inc.	1,114,533	88,806
Northrop Grumman Corp.	1,417,512	78,318
Deere & Co.	1,099,898	72,032
* Xerox Corp.	4,238,437	58,448
Danaher Corp.	1,092,928	57,204
Ingersoll-Rand Co.	762,329	54,392
D. R. Horton, Inc.	1,243,893	46,783
* Agilent Technologies, Inc.	1,957,079	45,052
Pitney Bowes, Inc.	1,022,107	44,513
Pulte Homes, Inc.	480,542	40,486
Centex Corp.	560,718	39,626
KLA-Tencor Corp.	871,374	38,079
Rockwell Collins, Inc.	790,325	37,683
* Lexmark International, Inc.	572,034	37,085
Parker Hannifin Corp.	534,850	33,166
Dover Corp.	902,220	32,823
Lennar Corp. Class A	508,629	32,273
KB HOME	361,126	27,529
Cooper Industries, Inc. Class A	411,067	26,267
* Toll Brothers, Inc.	253,970	25,791
* NVR, Inc.	26,824	21,727
* American Tower Corp. Class A	1,015,632	21,349
Goodrich Corp.	504,965	20,683
* Crown Castle International Corp.	993,899	20,196
* Waters Corp.	537,268	19,970
* Thermo Electron Corp.	711,569	19,120
W.W. Grainger, Inc.	342,853	18,785
Pentair, Inc.	425,967	18,236
American Power Conversion Corp.	766,018	18,070
* LAM Research Corp.	620,720	17,964
Pall Corp.	552,229	16,766
Molex, Inc.	630,203	16,410
Ryland Group, Inc.	211,638	16,057
Novellus Systems, Inc.	622,458	15,381
Diebold, Inc.	318,147	14,352
Cummins Inc.	180,774	13,488
Roper Industries Inc.	187,566	13,387
Ametek, Inc.	308,154	12,896
Standard Pacific Corp.	144,414	12,701
Joy Global Inc.	357,577	12,011
* Alliant Techsystems, Inc.	168,442	11,892
MDC Holdings, Inc.	143,986	11,843
HNI Corp.	223,825	11,449

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Garmin Ltd.	265,304	11,342
Beazer Homes USA, Inc.	185,367	10,594
* Teradyne, Inc.	865,972	10,366
Donaldson Co., Inc.	334,007	10,130
Graco, Inc.	292,757	9,974
Hubbell Inc. Class B	221,475	9,767
Herman Miller, Inc.	309,745	9,553
Tektronix, Inc.	399,260	9,291
* Mettler-Toledo International Inc.	193,349	9,006
* Terex Corp.	223,444	8,804
IDEX Corp.	224,106	8,653
* Hovnanian Enterprises Inc. Class A	128,165	8,356
* Andrew Corp.	648,330	8,273
* Meritage Corp.	102,101	8,117
Plantronics, Inc.	222,433	8,088
Briggs & Stratton Corp.	230,730	7,988
* AGCO Corp.	404,438	7,733
Kennametal, Inc.	168,025	7,704
* Flowserve Corp.	248,465	7,519
* Thomas & Betts Corp.	265,095	7,486
* Polycom, Inc.	438,914	6,544
Engineered Support Systems, Inc.	178,419	6,393
* Headwaters Inc.	179,581	6,174
JLG Industries, Inc.	224,268	6,163
* Varian Semiconductor Equipment Associates, Inc.	164,112	6,072
* Actuant Corp.	121,139	5,807
* ESCO Technologies Inc.	56,642	5,710
Crane Co.	212,568	5,591
* Genlyte Group, Inc.	114,004	5,557
* CUNO Inc.	76,160	5,441
Mine Safety Appliances Co.	117,483	5,428
Lincoln Electric Holdings, Inc.	162,015	5,371
The Manitowoc Co., Inc.	126,833	5,203
Cognex Corp.	187,413	4,908
Nordson Corp.	137,961	4,729
* Interdigital Communications Corp.	268,772	4,704
Curtiss-Wright Corp.	86,089	4,645
* Itron, Inc.	103,389	4,619
* Moog Inc.	145,627	4,586
* Cymer, Inc.	167,043	4,402
Belden CDT Inc.	206,982	4,388
* Esterline Technologies Corp.	107,728	4,318
* Powerwave Technologies, Inc.	415,528	4,247
* Teledyne Technologies, Inc.	125,640	4,093
* ATMI, Inc.	137,904	4,001
* Gardner Denver Inc.	112,304	3,940
* Dionex Corp.	87,064	3,797
Woodward Governor Co.	44,858	3,769
* Photronics Inc.	152,361	3,556
Applied Industrial Technology, Inc.	109,262	3,528

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* SBA Communications Corp.	259,965	3,510
Bucyrus International, Inc.	88,099	3,346
* BE Aerospace, Inc.	213,603	3,339
Federal Signal Corp.	211,339	3,297
* Champion Enterprises, Inc.	327,024	3,251
* Taser International Inc.	317,831	3,191
* Axcelis Technologies, Inc.	463,865	3,182
Regal-Beloit Corp.	109,107	3,182
Baldor Electric Co.	124,101	3,018
* Arris Group Inc.	345,027	3,005
Watts Water Technologies, Inc.	89,213	2,988
Steelcase Inc.	210,675	2,918
* Brooks Automation, Inc.	195,309	2,900
Thomas Industries, Inc.	70,577	2,820
* Credence Systems Corp.	310,275	2,808
* Paxar Corp.	156,078	2,770
MTS Systems Corp.	82,465	2,769
* Littelfuse, Inc.	98,508	2,743
Stewart & Stevenson Services, Inc.	120,332	2,727
* EnPro Industries, Inc.	92,828	2,680
* Blount International, Inc.	159,510	2,662
* MKS Instruments, Inc.	155,658	2,629
* Mykrolis Corp.	182,898	2,599
* General Cable Corp.	171,865	2,549
* FEI Co.	109,743	2,503
M/I Homes, Inc.	46,243	2,502
Franklin Electric, Inc.	63,507	2,455
Technitrol, Inc.	168,716	2,384
* Triumph Group, Inc.	66,801	2,322
NACCO Industries, Inc. Class A	21,614	2,317
* Orbital Sciences Corp.	229,302	2,270
* Electro Scientific Industries, Inc.	124,744	2,230
A.O. Smith Corp.	83,103	2,220
Levitt Corp. Class A	73,668	2,204
* Rofin-Sinar Technologies Inc.	65,851	2,160
* Entegris Inc.	210,811	2,087
* Symmetricom Inc.	198,173	2,055
Lennar Corp. Class B	34,676	2,040
* Imagistics International Inc.	71,391	1,999
* Veeco Instruments, Inc.	117,538	1,914
* William Lyon Homes, Inc.	19,485	1,890
* Power-One, Inc.	295,222	1,863
* Sonic Solutions, Inc.	97,365	1,811
* Ultratech, Inc.	98,839	1,809
Cohu, Inc.	89,547	1,795
* Kulicke & Soffa Industries, Inc.	225,424	1,783
Cascade Corp.	40,004	1,730
CTS Corp.	137,517	1,690
* Applied Films Corp.	64,873	1,661
* Presstek, Inc.	145,886	1,651

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* A.S.V., Inc.	40,532	1,643
* Artesyn Technologies, Inc.	178,350	1,552
Tecumseh Products Co. Class A	56,061	1,538
* Photon Dynamics, Inc.	74,197	1,529
Helix Technology Corp.	114,728	1,524
Technical Olympic USA, Inc.	61,984	1,505
* Astec Industries, Inc.	64,337	1,492
United Industrial Corp.	40,258	1,439
* MTC Technologies, Inc.	38,924	1,434
* TurboChef Technologies, Inc.	78,401	1,405
Kimball International, Inc. Class B	103,541	1,367
* C-COR Inc.	197,833	1,355
* LTX Corp.	268,500	1,332
* Mattson Technology, Inc.	179,936	1,288
* Kadant Inc.	58,355	1,280
* Audiovox Corp.	81,755	1,267
* Hovnanian Enterprises	19,300	1,258
Vicor Corp.	92,416	1,257
Standex International Corp.	43,797	1,244
HEICO Corp.	52,314	1,225
* The Middleby Corp.	22,982	1,215
* ADE Corp.	43,088	1,209
Tennant Co.	33,433	1,184
* American Superconductor Corp.	127,298	1,165
* FARO Technologies, Inc.	42,661	1,163
Lindsay Manufacturing Co.	49,294	1,162
* Measurement Specialties, Inc.	49,895	1,158
* Duratek, Inc.	49,913	1,157
Skyline Corp.	28,228	1,127
Gorman-Rupp Co.	52,252	1,119
Knoll, Inc.	63,700	1,090
* Capital Pacific Holdings, Inc.	139,064	1,088
* Mastec Inc.	117,254	1,032
C & D Technologies, Inc.	111,601	1,026
* Team, Inc.	46,747	1,005
Robbins & Myers, Inc.	46,327	996
X-Rite Inc.	83,018	956
Keithley Instruments Inc.	61,543	948
* Zygo Corp.	94,637	927
* Asyst Technologies, Inc.	207,855	927
* Darling International, Inc.	237,704	891
* Palm Harbor Homes, Inc.	45,314	853
Applied Signal Technology, Inc.	43,995	838
SpectraLink Corp.	79,073	832
* SpatiaLight, Inc.	146,362	830
* Therma-Wave Inc.	345,011	828
* Flanders Corp.	91,540	824
* Terayon Communications Systems, Inc.	266,453	823
* Rudolph Technologies, Inc.	55,105	790
* Cavco Industries, Inc.	27,856	785

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* August Technology Corp.	66,216	771
* Calamp Corp.	106,844	763
* Advanced Energy Industries, Inc.	93,478	735
* Ducommun, Inc.	41,695	705
Woodhead Industries, Inc.	54,196	683
Met-Pro Corp.	44,655	677
* Park-Ohio Holdings Corp.	39,551	659
* Semitool, Inc.	67,930	648
* EMCORE Corp.	156,175	645
Sun Hydraulics Corp.	17,500	637
* RAE Systems, Inc.	201,400	630
* Viisage Technology, Inc.	136,890	613
* Argon ST, Inc.	17,000	604
* General Binding Corp.	27,162	595
* Metrologic Instruments, Inc.	47,305	593
* Gehl Co.	15,216	593
* Virco Manufacturing Corp.	86,990	592
* FSI International, Inc.	156,829	583
Badger Meter, Inc.	14,040	580
* The Allied Defense Group, Inc.	24,500	564
Alamo Group, Inc.	30,097	562
* Active Power, Inc.	172,637	561
American Ecology Corporation	30,650	549
* Pemco Aviation Group, Inc.	19,524	510
* TRC Cos., Inc.	42,325	497
* Distributed Energy Systems Corp.	116,562	491
Orleans Homebuilders, Inc.	20,690	485
* Paragon Technologies, Inc.	40,235	476
* Powell Industries, Inc.	24,756	467
* Nanometrics Inc.	35,740	446
* Columbus McKinnon Corp.	40,079	439
* Tollgrade Communications, Inc.	57,989	435
* AZZ Inc.	24,898	431
* Aetrium, Inc.	146,352	424
* Axsys Technologies, Inc.	23,471	414
* Milacron Inc.	216,402	409
Summa Industries	47,059	376
* Arotech Corp.	353,604	375
* Intevac, Inc.	33,822	354
* Applied Innovation Inc.	79,947	353
* Magnatek, Inc.	124,652	320
* Comstock Homebuilding Cos., Inc.	13,200	320
* Tut Systems, Inc.	106,817	318
* TransAct Technologies Inc.	37,019	314
* Flow International Corp.	49,053	313
Hubbell Inc. Class A	7,600	311
* Radyne Comstream Inc.	35,795	311
Molex, Inc. Class A	13,135	308
* Ladish Co., Inc.	30,567	305
* DDi Corp.	155,221	303

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

HEICO Corp. Class A	16,188	292
* Dominion Homes, Inc.	18,022	291
* Icad Inc.	59,278	265
* CyberOptics Corp.	19,946	259
* Efj Inc.	38,156	258
* Fairchild Corp.	83,745	240
* Color Kinetics Inc.	19,559	208
* Smith & Wesson Holding Corp.	50,560	203
* SL Industries, Inc.	10,300	187
* Aerosonic Corp.	32,474	170
* Allied Motion Technologies, Inc.	37,885	167
* Mity-Lite Inc.	10,447	162
* BTU International, Inc.	38,437	143
* Somera Communications, Inc.	89,345	141
* Catalytica Energy Systems, Inc.	73,906	139
* UQM Technologies, Inc.	43,350	138
* Perma-Fix Environmental Services, Inc.	67,900	132
* Glowpoint, Inc.	77,900	132
* OYO Geospace Corp.	6,100	128
Tech/Ops Sevcon, Inc.	18,438	110
* Environmental Tectonics Corp.	19,900	103
Collins Industries, Inc.	17,068	94
* Bell Industries, Inc.	37,976	87
* Ibis Technology Corp.	29,868	61
* Katy Industries, Inc.	18,140	58
* Apogee Technology, Inc.	24,550	27
* Electric City Corp.	6,290	6
* Andrea Radio Corp.	124,782	5
* Oakwood Homes Corp.	81,969	4
* DT Industries, Inc.	525,268	2
* Versar Inc.	276	1

	2,770,961

Technology (12.9%)
Microsoft Corp.	43,345,778	1,076,709
Intel Corp.	27,563,055	718,293
* Cisco Systems, Inc.	28,613,383	546,802
International Business Machines Corp.	7,226,663	536,218
* Dell Inc.	9,900,599	391,173
Hewlett-Packard Co.	12,821,752	301,439
QUALCOMM Inc.	7,288,980	240,609
* Oracle Corp.	17,360,754	229,162
Texas Instruments, Inc.	7,626,414	214,073
Motorola, Inc.	10,855,399	198,220
* EMC Corp.	10,612,700	145,500
* Apple Computer, Inc.	3,562,021	131,118
* Corning, Inc.	6,396,066	106,303
General Dynamics Corp.	755,422	82,749
Raytheon Co.	2,005,817	78,468

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Symantec Corp.	3,149,640	68,473
Adobe Systems, Inc.	2,168,732	62,069
Analog Devices, Inc.	1,648,972	61,523
Computer Associates International, Inc.	2,094,504	57,557
* Lucent Technologies, Inc.	19,619,105	57,092
* Sun Microsystems, Inc.	14,956,568	55,788
Maxim Integrated Products, Inc.	1,446,343	55,265
* Juniper Networks, Inc.	2,023,737	50,958
Linear Technology Corp.	1,359,490	49,880
* Accenture Ltd.	2,174,311	49,292
* Veritas Software Corp.	1,875,184	45,754
Electronic Data Systems Corp.	2,276,372	43,820
* Broadcom Corp.	1,209,888	42,963
* Network Appliance, Inc.	1,509,550	42,675
Rockwell Automation, Inc.	816,017	39,748
Xilinx, Inc.	1,545,081	39,400
L-3 Communications Holdings, Inc.	484,929	37,136
* Computer Sciences Corp.	847,435	37,033
* Intuit, Inc.	780,540	35,210
Autodesk, Inc.	1,017,768	34,981
National Semiconductor Corp.	1,576,261	34,725
* Marvell Technology Group Ltd.	884,813	33,658
* Flextronics International Ltd.	2,506,824	33,115
* Altera Corp.	1,651,398	32,731
* Freescale Semiconductor, Inc. Class A	1,534,003	32,229
* NCR Corp.	827,291	29,054
* Advanced Micro Devices, Inc.	1,629,500	28,256
* Cognizant Technology Solutions Corp.	590,249	27,818
* Micron Technology, Inc.	2,724,322	27,815
* Affiliated Computer Services, Inc. Class A	533,164	27,245
Microchip Technology, Inc.	919,451	27,234
* Jabil Circuit, Inc.	760,898	23,382
Scientific-Atlanta, Inc.	675,787	22,483
* Comverse Technology, Inc.	878,489	20,776
Seagate Technology	1,134,689	19,914
Siebel Systems, Inc.	2,147,652	19,114
* NVIDIA Corp.	701,640	18,748
* McAfee Inc.	712,615	18,656
Harris Corp.	592,180	18,482
* BMC Software, Inc.	985,933	17,697
* Storage Technology Corp.	474,326	17,213
Applera Corp.-Applied Biosystems Group	873,590	17,184
* SanDisk Corp.	724,041	17,181
* Tellabs, Inc.	1,957,808	17,033
* Cadence Design Systems, Inc.	1,202,123	16,421
* Citrix Systems, Inc.	753,302	16,317
* SpectraSite, Inc.	217,410	16,182
* Avaya Inc.	1,924,445	16,011
* Solectron Corp.	4,201,940	15,925
Amphenol Corp.	393,417	15,804

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* BEA Systems, Inc.	1,704,453	14,965
* LSI Logic Corp.	1,716,552	14,574
* Mercury Interactive Corp.	376,487	14,442
* International Rectifier Corp.	301,396	14,383
* Arrow Electronics, Inc.	516,326	14,023
* Zebra Technologies Corp. Class A	305,941	13,397
* NAVTEQ Corp.	359,198	13,355
* Ceridian Corp.	661,989	12,896
* Sanmina-SCI Corp.	2,335,869	12,777
* QLogic Corp.	408,901	12,623
* Macromedia, Inc.	330,213	12,621
Intersil Corp.	671,542	12,605
* Western Digital Corp.	928,639	12,462
* Compuware Corp.	1,725,935	12,409
* Avnet, Inc.	538,589	12,134
* ADC Telecommunications, Inc.	517,277	11,261
* Synopsys, Inc.	648,028	10,803
Symbol Technologies, Inc.	1,074,714	10,607
* Novell, Inc.	1,690,707	10,482
PerkinElmer, Inc.	543,089	10,264
* Red Hat, Inc.	765,293	10,025
* Agere Systems Inc.	830,031	9,960
* Unisys Corp.	1,505,477	9,530
* Ingram Micro, Inc. Class A	602,961	9,442
* JDS Uniphase Corp.	6,150,287	9,348
* FLIR Systems, Inc.	305,842	9,126
* Trimble Navigation Ltd.	231,728	9,030
* Vishay Intertechnology, Inc.	748,810	8,888
* MEMC Electronic Materials, Inc.	559,137	8,818
* Cree, Inc.	341,915	8,709
* The Titan Corp.	378,876	8,616
* CACI International, Inc.	135,697	8,571
* Fairchild Semiconductor International, Inc.	536,220	7,909
* F5 Networks, Inc.	166,532	7,866
* Parametric Technology Corp.	1,229,332	7,843
* Sybase, Inc.	425,589	7,810
Reynolds & Reynolds Class A	286,791	7,752
* Avid Technology, Inc.	144,354	7,691
Acxiom Corp.	364,673	7,614
* PMC Sierra Inc.	799,350	7,458
* MICROS Systems, Inc.	165,759	7,418
* Hyperion Solutions Corp.	181,898	7,320
ADTRAN Inc.	290,915	7,212
* Cypress Semiconductor Corp.	564,421	7,106
* Emulex Corp.	372,404	6,800
* Integrated Circuit Systems, Inc.	327,393	6,757
* Anteon International Corp.	144,266	6,581
* Akamai Technologies, Inc.	500,236	6,568
* 3Com Corp.	1,706,417	6,211
DRS Technologies, Inc.	116,755	5,987

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Varian, Inc.	157,931	5,968
Imation Corp.	153,445	5,952
* UNOVA, Inc.	223,022	5,939
* BearingPoint, Inc.	806,350	5,911
* Salesforce.com, Inc.	287,812	5,894
* PalmOne, Inc.	197,462	5,878
* Avocent Corp.	223,955	5,854
* Maxtor Corp.	1,122,766	5,838
* TIBCO Software Inc.	871,042	5,697
* Benchmark Electronics, Inc.	185,791	5,652
* Semtech Corp.	338,674	5,639
* Anixter International Inc.	146,440	5,443
* Rambus Inc.	400,782	5,362
National Instruments Corp.	249,632	5,292
* Intergraph Corp.	153,278	5,282
* Wind River Systems Inc.	336,224	5,272
* Skyworks Solutions, Inc.	712,303	5,250
* Electronics for Imaging, Inc.	242,763	5,108
* Perot Systems Corp.	358,066	5,092
* Freescale Semiconductor, Inc. Class B	240,010	5,083
* Integrated Device Technology Inc.	472,546	5,080
* SRA International, Inc.	146,148	5,074
* Sonus Networks, Inc.	1,057,988	5,057
* Websense, Inc.	104,929	5,042
* Openwave Systems Inc.	306,189	5,022
* ANSYS, Inc.	140,989	5,007
* Progress Software Corp.	165,043	4,976
* Coherent, Inc.	138,039	4,971
* Digital River, Inc.	155,715	4,944
* Microsemi Corp.	261,283	4,912
* Foundry Networks, Inc.	554,707	4,787
* Macrovision Corp.	209,485	4,722
* Brocade Communications Systems, Inc.	1,208,987	4,691
* FileNET Corp.	186,549	4,690
* Silicon Laboratories Inc.	177,831	4,661
* Atmel Corp.	1,924,174	4,560
* CIENA Corp.	2,174,965	4,546
* RF Micro Devices, Inc.	834,206	4,530
* Hutchinson Technology, Inc.	111,513	4,294
* Tessera Technologies, Inc.	128,171	4,282
* CommScope, Inc.	238,407	4,151
* Transaction Systems Architects, Inc.	166,186	4,093
* CSG Systems International, Inc.	214,321	4,068
* Tekelec	239,160	4,018
* Applied Micro Circuits Corp.	1,567,421	4,013
* Digitas Inc.	334,352	3,815
* Intermagnetics General Corp.	123,734	3,806
* Internet Security Systems, Inc.	181,425	3,681
* SafeNet, Inc.	105,574	3,596
* RSA Security Inc.	304,760	3,499

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Micrel, Inc.	296,357	3,414
* WebEx Communications, Inc.	127,390	3,364
* Mentor Graphics Corp.	323,305	3,314
* UTStarcom, Inc.	440,697	3,301
AVX Corp.	268,157	3,250
* Gateway, Inc.	984,317	3,248
* OmniVision Technologies, Inc.	235,802	3,205
* Silicon Image, Inc.	312,255	3,204
* Conexant Systems, Inc.	1,980,984	3,189
* Quantum Corp.	1,022,469	3,037
* Informatica Corp.	361,220	3,031
* Keane, Inc.	218,056	2,987
* Equinix, Inc.	68,627	2,974
* Aspect Communications Corp.	264,734	2,973
* Plexus Corp.	207,278	2,950
* Power Integrations, Inc.	136,178	2,937
* DSP Group Inc.	123,020	2,936
* Checkpoint Systems, Inc.	165,290	2,926
* SiRF Technology Holdings, Inc.	165,290	2,922
* Comtech Telecommunications Corp.	89,274	2,913
* Sycamore Networks, Inc.	844,028	2,912
* MicroStrategy Inc.	54,777	2,905
* FormFactor Inc.	109,400	2,890
* ON Semiconductor Corp.	615,893	2,833
* j2 Global Communications, Inc.	82,195	2,831
* Sapient Corp.	352,071	2,792
* NetIQ Corp.	242,654	2,754
* Aeroflex, Inc.	326,903	2,746
* Exar Corp.	182,886	2,723
Black Box Corp.	76,010	2,691
* Genesis Microchip Inc.	144,724	2,672
* Epicor Software Corp.	201,160	2,655
* Merge Technologies, Inc.	141,010	2,644
* Komag, Inc.	91,582	2,598
* Quest Software, Inc.	188,133	2,564
* Manhattan Associates, Inc.	132,024	2,536
* Zoran Corp.	188,677	2,508
* Gartner, Inc. Class A	234,956	2,495
* Newport Corp.	178,912	2,480
Talx Corp.	85,762	2,479
* Amkor Technology, Inc.	546,439	2,459
* RealNetworks, Inc.	494,158	2,456
* Entrust, Inc.	508,605	2,436
* Borland Software Corp.	352,943	2,421
* Mercury Computer Systems, Inc.	88,046	2,410
SS&C Technologies, Inc.	75,642	2,396
* Dendrite International, Inc.	173,486	2,394
* Ixia	122,694	2,385
* ManTech International Corp.	76,391	2,371
* ScanSource, Inc.	55,178	2,369

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* SERENA Software, Inc.	122,018	2,355
* Ariba, Inc.	402,657	2,335
* Silicon Storage Technology, Inc.	567,594	2,287
* KEMET Corp.	360,711	2,272
* Synaptics Inc.	106,075	2,266
* Lattice Semiconductor Corp.	497,684	2,210
* McDATA Corp. Class A	520,311	2,081
* Extreme Networks, Inc.	503,156	2,063
* The TriZetto Group, Inc.	146,910	2,058
* Packeteer, Inc.	145,322	2,049
* ViaSat, Inc.	99,547	2,024
* Advanced Digital Information Corp.	265,125	2,015
* Vitesse Semiconductor Corp.	964,022	2,015
* II-VI, Inc.	108,153	1,989
* Cirrus Logic, Inc.	372,410	1,977
* Ciber, Inc.	247,482	1,975
EDO Corp.	66,017	1,975
* Micromuse Inc.	344,139	1,948
* Identix, Inc.	387,022	1,947
* Trident Microsystems, Inc.	85,370	1,937
* TriQuint Semiconductor, Inc.	573,600	1,910
Agilysys, Inc.	121,032	1,900
* Witness Systems, Inc.	103,887	1,894
* Adaptec, Inc.	487,930	1,893
Methode Electronics, Inc. Class A	157,524	1,870
* SigmaTel Inc.	108,963	1,870
* Verint Systems Inc.	55,520	1,786
* Lexar Media, Inc.	355,209	1,744
* Cogent Communications Group, Inc.	257,394	1,709
* Secure Computing Corp.	156,233	1,700
* Standard Microsystem Corp.	72,666	1,699
* Pinnacle Systems, Inc.	304,671	1,676
* Kopin Corp.	327,946	1,673
Park Electrochemical Corp.	66,197	1,668
Inter-Tel, Inc.	85,357	1,588
* Internet Capital Group Inc	214,518	1,572
* Actel Corp.	111,373	1,548
* Concur Technologies, Inc.	145,931	1,537
* Harmonic, Inc.	315,976	1,526
* Novatel Wireless, Inc.	119,128	1,486
* American Science & Engineering, Inc.	33,120	1,469
* Verity, Inc.	164,318	1,441
* Endwave Corp.	29,981	1,427
* Pixelworks, Inc.	164,139	1,408
* ScanSoft, Inc.	372,080	1,406
* Westell Technologies, Inc.	234,606	1,403
* Integrated Silicon Solution, Inc.	186,067	1,379
* JDA Software Group, Inc.	120,928	1,376
* MRO Software Inc.	93,782	1,370
* InFocus Corp.	329,196	1,363

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* SonicWALL, Inc.	251,170	1,354
* RadiSys Corp.	83,640	1,351
* Stratasys, Inc.	40,950	1,338
* Safeguard Scientifics, Inc.	1,037,966	1,329
* Blue Coat Systems, Inc.	44,283	1,323
* Jupitermedia Corp.	77,193	1,322
* Agile Software Corp.	207,854	1,309
* SPSS, Inc.	67,835	1,303
* Excel Technology, Inc.	53,133	1,291
* Opsware, Inc.	251,532	1,288
Cubic Corp.	71,330	1,265
* NETGEAR, Inc.	67,768	1,260
* Lionbridge Technologies, Inc.	185,754	1,259
* webMethods, Inc.	224,767	1,259
Daktronics, Inc.	62,740	1,255
* Diodes Inc.	39,948	1,246
* MIPS Technologies, Inc.	172,668	1,243
BEI Technologies, Inc.	46,517	1,241
* Open Solutions Inc.	60,938	1,238
* IXYS Corp.	86,706	1,229
* SI International Inc.	40,892	1,225
* Audible, Inc.	70,522	1,225
* TTM Technologies, Inc.	160,816	1,224
* InterVoice, Inc.	141,789	1,224
* AMIS Holdings Inc.	91,472	1,220
* Lawson Software Inc.	236,389	1,217
* Altiris, Inc.	82,427	1,210
* Interwoven Inc.	160,428	1,208
* The Ultimate Software Group, Inc.	73,548	1,206
* Vignette Corp.	106,735	1,201
* Universal Display Corp.	116,357	1,196
* Magma Design Automation, Inc.	142,559	1,192
* E.piphany Inc.	340,867	1,186
* Online Resources Corp.	102,547	1,160
* Glenayre Technologies, Inc.	299,537	1,129
* Anaren, Inc.	85,646	1,126
* MatrixOne, Inc.	224,469	1,122
* TranSwitch Corp.	542,346	1,112
* Bell Microproducts Inc.	117,846	1,108
* Broadwing Corp.	237,482	1,097
* Digi International, Inc.	92,135	1,093
* EPIQ Systems, Inc.	66,461	1,087
* 3D Systems Corp.	45,189	1,087
Syntel, Inc.	67,576	1,083
* Essex Corp.	47,163	1,079
* OSI Systems Inc.	67,500	1,066
* Covansys Corp.	82,469	1,060
* Fargo Electronics	52,963	1,059
* Sykes Enterprises, Inc.	111,453	1,057
* Echelon Corp.	153,095	1,053

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Innovative Solutions and Support, Inc.	31,115	1,045
* Kanbay International Inc.	45,113	1,043
* Redback Networks Inc.	162,476	1,037
* Tyler Technologies, Inc.	136,520	1,032
* Herley Industries Inc.	56,302	1,027
* Aspen Technologies, Inc.	193,358	1,005
* MapInfo Corp.	94,269	991
* MRV Communications Inc.	454,469	986
* Niku Corp.	47,393	982
* Mobility Electronics, Inc.	106,719	976
* eCollege.com Inc.	81,477	970
* Dot Hill Systems Corp.	183,314	961
Bel Fuse, Inc. Class B	31,250	955
Integral Systems, Inc.	41,834	947
* SeeBeyond Technology Corp.	226,014	945
* PLX Technology, Inc.	92,890	944
* Sigma Designs, Inc.	123,586	939
* KVH Industries, Inc.	101,288	937
* Ditech Communications Corp.	143,033	928
* Zhone Technologies	275,345	922
* Keynote Systems Inc.	78,878	921
* Xanser Corp.	395,284	917
* Datastream Systems, Inc.	124,496	906
* Applied Digital Solutions, Inc.	273,093	898
* Pericom Semiconductor Corp.	110,297	898
* SupportSoft, Inc.	169,877	882
* PDF Solutions, Inc.	67,025	879
* Amicas, Inc.	193,433	876
* Intellisync Corp.	319,629	866
* Radiant Systems, Inc.	75,594	862
* Finisar Corp.	809,770	850
* Chordiant Software, Inc.	433,195	845
* Phoenix Technologies Ltd.	107,334	835
* InterVideo Inc.	56,798	817
* Bottomline Technologies, Inc.	54,557	817
* Manugistics Group, Inc.	456,350	812
* COMARCO, Inc.	104,794	805
* Stellent Inc.	106,724	800
* SeaChange International, Inc.	110,546	776
* Gerber Scientific, Inc.	111,433	776
* Captiva Software Corp.	53,667	775
* ActivCard Corp.	167,901	767
* Captaris Inc.	183,038	758
* Supertex, Inc.	42,767	755
* NYFIX, Inc.	127,573	754
* Ansoft Corp.	30,764	743
* REMEC Inc.	115,021	736
* Silicon Graphics, Inc.	1,030,979	732
* EMS Technologies, Inc.	48,679	728
* Motive, Inc.	73,087	726

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Enterasys Networks, Inc.	797,414	718
* Neoware Systems, Inc.	69,645	713
* Stratex Networks, Inc.	414,577	713
* PC-Tel, Inc.	90,709	710
* Catapult Communications Corp.	41,594	710
* Rimage Corp.	33,131	703
* Plumtree Software, Inc.	143,984	701
* Answerthink Consulting Group, Inc.	197,390	701
* Docucorp International, Inc.	95,274	700
* Ampex Corp. Class A	17,507	688
* FalconStor Software, Inc.	103,956	679
* Blackboard Inc.	28,341	678
* Oplink Communications, Inc.	394,743	675
* Tier Technologies, Inc.	79,696	672
* Iomega Corp.	250,009	663
* Aware, Inc.	100,923	655
* Multi-Fineline Electronix, Inc.	35,590	655
* Virage Logic Corp.	63,563	655
* LCC International, Inc. Class A	181,617	654
* Mechanical Technology Inc.	181,583	646
* Infocrossing, Inc.	51,754	645
* SBS Technologies, Inc.	67,820	629
* NetScout Systems, Inc.	94,705	624
* Telkonet, Inc.	125,969	621
* LeCroy Corp.	45,140	621
* Tumbleweed Communications Corp.	237,436	617
* Nuance Communications Inc.	134,251	604
* Mindspeed Technologies, Inc.	493,264	602
* Napster, Inc.	141,330	594
* White Electronic Designs Corp.	106,560	591
* ESS Technology, Inc.	140,333	591
* Concurrent Computer Corp.	277,026	590
* QuickLogic Corp.	159,657	583
* Art Technology Group, Inc.	544,559	572
* NMS Communications Corp.	196,978	563
* PalmSource, Inc.	65,960	561
* American Power Technology, Inc.	78,513	554
* California Micro Devices Corp.	93,939	534
* Maxwell Technologies, Inc.	43,617	532
* SAFLINK Corp.	322,137	532
* TechTeam Global, Inc.	40,568	529
* SYNNEX Corp.	30,178	528
* Quovadx, Inc.	190,063	525
* Network Equipment Technologies, Inc.	101,651	525
* WatchGuard Technologies, Inc.	132,465	519
* Overland Storage, Inc.	54,176	517
* Telular Corp.	171,576	515
* Cherokee International Corp.	136,926	512
* Ulticom, Inc.	47,689	506
* Microtune, Inc.	100,841	506

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* PAR Technology Corp.	15,800	506
* Atheros Communications	62,477	504
* Ionatron Inc.	57,980	498
* Dynamics Research Corp.	34,571	498
* Airspan Networks Inc.	88,925	494
* Merix Corp.	83,934	491
* Monolithic System Technology, Inc.	97,584	491
* Embarcadero Technologies, Inc.	87,295	490
* Planar Systems, Inc.	64,129	471
* Actuate Software Corp.	250,791	469
* Immersion Corp.	87,866	468
* Zomax Inc.	166,290	462
* BindView Development Corp.	166,385	459
* Pomeroy IT Solutions, Inc.	45,091	457
* Nu Horizons Electronics Corp.	70,663	452
* InPhonic, Inc.	29,167	449
* OPNET Technologies, Inc.	54,029	438
* Ceva, Inc.	73,747	432
* OpenTV Corp.	154,997	425
* Computer Horizons Corp.	135,153	423
* @ Road, Inc.	157,935	420
* La Barge, Inc.	22,550	409
* Convera Corp.	83,687	408
QAD Inc.	52,341	403
* VA Software Corp.	236,042	401
Richardson Electronics, Ltd.	54,865	401
* Carrier Access Corp.	82,357	397
Lowrance Electronics, Inc.	18,849	396
* Cray Inc.	318,797	395
* AuthentiDate Holding Corp.	147,984	394
Sypris Solutions, Inc.	31,400	388
* iGATE Corp.	106,464	381
* Analysts International Corp.	111,115	380
* Selectica, Inc.	121,915	374
Printronix, Inc.	22,273	372
* Viewpoint Corp.	205,652	364
* Avanex Corp.	397,904	358
* Bioveris Corp.	81,817	358
* Net2Phone, Inc.	197,026	357
* Hifn, Inc.	58,872	354
* Interlink Electronics Inc.	61,620	349
* Digimarc Corp.	63,027	345
* Lasercard Corp.	57,053	335
* Moldflow Corp.	25,855	335
* Centillium Communications, Inc.	150,843	327
* SimpleTech, Inc.	84,259	323
* COMSYS IT Partners Inc.	18,389	314
* MetaSolv, Inc.	133,414	314
* Sirenza Microdevices, Inc.	90,757	312
* Zix Corp.	99,636	312

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Brooktrout Technology, Inc.	27,800	310
* Saba Software, Inc.	65,482	308
* Transmeta Corp.	502,697	307
* Sumtotal Systems Inc.	67,756	306
* Micro Linear Corp.	55,004	303
* Pegasystems Inc.	50,433	298
* Interactive Intelligence Inc.	58,466	296
* ePlus Inc.	25,621	295
* Terremark Worldwide, Inc.	41,696	292
* Innovex, Inc.	84,366	289
* ANADIGICS, Inc.	143,834	279
* SRS Labs, Inc	44,800	273
Bel Fuse, Inc. Class A	10,580	272
* Indus International, Inc.	109,998	271
* Research Frontiers, Inc.	84,884	269
* Computer Task Group, Inc.	73,670	266
* Wave Systems Corp.	336,627	263
* Cyberguard Corp.	44,039	262
* WJ Communications, Inc.	152,095	262
* PortalPlayer Inc.	12,482	260
* Alliance Semiconductor Corp.	101,729	259
* Ramtron International Corp.	108,592	254
* Vitria Technology, Inc.	71,958	252
* Leadis Technology Inc.	30,755	248
TSR, Inc.	40,482	243
* Mobius Management Systems, Inc.	36,650	242
* Paradyne Networks, Inc.	133,065	241
* Avici Systems Inc.	53,815	239
* Astea International, Inc.	37,914	238
* Network Engines, Inc.	131,822	236
Video Display Corp.	18,139	236
* Visual Networks, Inc.	152,447	235
Frequency Electronics, Inc.	17,750	231
* GTSI Corp.	27,230	225
* Centra Software, Inc.	111,487	223
* Loudeye Corp.	304,590	222
* Kintera Inc.	65,020	222
* Lantronix, Inc.	165,984	217
* VASCO Data Security International, Inc.	22,005	213
* NetManage, Inc.	32,716	209
* Ezenia!, Inc.	102,053	209
* Altair Nanotechnology	72,700	209
* Kana Software, Inc.	129,816	208
American Software, Inc. Class A	35,600	206
* Superconductor Technologies Inc.	302,708	197
* ONYX Software Corp.	54,649	197
* Performance Technologies, Inc.	35,225	195
* LivePerson, Inc.	61,875	193
* SAVVIS Communications Corp.	174,356	192
Sunrise Telecom Inc.	90,906	186

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* 8X8 Inc.	109,530	183
* On2 Technologies, Inc.	313,202	182
* Catalyst Semiconductor, Inc.	40,550	178
* CompuDyne Corp.	25,365	178
* Optical Communication Products, Inc.	93,208	177
* SCM Microsystems, Inc.	63,851	176
* Acacia Research - Acacia Technologies	36,450	173
* Cobra Electronics Corp.	24,000	172
* Intelli-Check Inc.	34,650	169
* The SCO Group, Inc.	42,029	161
* Datalink Corp.	50,432	156
* MTI Technology Corp.	68,919	155
* Pervasive Software Inc.	34,848	148
* BroadVision, Inc.	119,139	145
* Globecomm Systems, Inc.	24,075	145
* Peak International Ltd.	36,400	142
* Evolving Systems, Inc.	49,275	141
* Channell Commercial Corp.	18,561	139
* Interland, Inc.	68,495	134
* IPIX Corp.	52,203	129
* Insightful Corp.	39,071	121
* Synplicity, Inc.	21,580	117
* Netlogic Microsystems Inc.	6,100	108
* Apropos Technology, Inc.	42,806	107
* Intraware, Inc.	223,355	105
* Meade Instruments Corp.	37,425	104
* Telecommunication Systems, Inc.	43,089	97
* Analex Corp.	26,863	95
* Pemstar Inc.	93,821	94
* Callidus Software Inc.	25,022	91
Inforte Corp.	26,923	89
* Cosine Communications, Inc.	37,283	88
* Technology Solutions Co.	161,618	87
* NVE Corp.	5,001	78
* Verso Technologies, Inc.	281,893	73
* All American Semiconductor, Inc.	14,845	65
* WorldGate Communications, Inc.	19,001	62
* BSQUARE Corp.	108,647	59
* ImageWare Systems, Inc.	15,608	53
* Tripath Technology Inc.	69,002	45
* Critical Path, Inc.	100,321	44
* GraphOn Corp.	113,770	43
* Forgent Networks, Inc.	28,945	43
* Diversified Security Sol	9,700	42
* Network-1 Security Solutions, Inc.	39,125	31
* Three-Five Systems, Inc.	70,978	27
* Direct Insite Corp.	30,651	27
* Artisoft, Inc.	16,051	26
* Datawatch Corp.	5,674	22
* Dynabazaar, Inc.	65,665	21

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* VIA NET.WORKS, Inc.	197,531	16
Celeritek, Inc.	45,637	15
* Eagle Broadband, Inc.	50,400	12
Blackbaud, Inc.	767	10
* Extended Systems Inc.	3,200	10
* eGain Communications Corp.	9,782	6
* FOCUS Enhancements, Inc.	9,110	6
* NeoMagic Corp.	6,181	3
* ISCO International, Inc.	10,333	3
* Covad Communications Group, Inc.	1,699	2
* Auspex Systems, Inc.	116,823	2
* Arbinet Holdings, Inc.	253	2
* Media 100 Inc.	93,278	—
* Click Commerce, Inc.	1	—

	7,783,623

Utilities (6.9%)
Verizon Communications Inc.	12,258,141	423,519
SBC Communications Inc.	14,672,902	348,481
* Comcast Corp. Class A	8,892,770	273,008
BellSouth Corp.	8,109,435	215,468
Sprint Corp.	6,188,114	155,260
Exelon Corp.	2,945,288	151,182
* Nextel Communications, Inc.	4,550,834	147,037
Duke Energy Corp.	4,157,222	123,594
Southern Co.	3,272,447	113,456
Dominion Resources, Inc.	1,509,914	110,813
TXU Corp.	1,029,566	85,547
ALLTEL Corp.	1,341,695	83,561
Entergy Corp.	992,151	74,957
FirstEnergy Corp.	1,460,751	70,277
AT&T Corp.	3,524,385	67,104
FPL Group, Inc.	1,571,672	66,105
PG&E Corp.	1,735,484	65,150
American Electric Power Co., Inc.	1,752,287	64,607
Public Service Enterprise Group, Inc.	1,053,561	64,078
Edison International	1,370,293	55,565
Consolidated Edison Inc.	1,074,391	50,324
PPL Corp.	837,726	49,744
Ameren Corp.	862,850	47,716
Progress Energy, Inc.	1,039,576	47,030
Constellation Energy Group, Inc.	779,572	44,974
* AES Corp.	2,734,047	44,784
Sempra Energy	940,311	38,844
Kinder Morgan, Inc.	439,597	36,574
DTE Energy Co.	772,565	36,133
Cinergy Corp.	806,150	36,132
Xcel Energy, Inc.	1,775,853	34,665
KeySpan Corp.	777,495	31,644

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Cablevision Systems NY Group Class A	979,001	31,524
NiSource, Inc.	1,201,206	29,706
MCI Inc.	1,069,682	27,502
* Qwest Communications International Inc.	6,858,673	25,446
Questar Corp.	374,399	24,673
* NTL Inc.	311,796	21,333
Wisconsin Energy Corp.	520,299	20,292
SCANA Corp.	474,525	20,267
Citizens Communications Co.	1,491,911	20,051
Pepco Holdings, Inc.	835,840	20,010
* Comcast Corp. Special Class A	664,026	19,888
Pinnacle West Capital Corp.	433,103	19,251
Energy East Corp.	653,418	18,936
* NII Holdings Inc.	294,851	18,853
CenturyTel, Inc.	517,380	17,917
TECO Energy, Inc.	919,295	17,384
* Western Wireless Corp. Class A	394,694	16,696
CenterPoint Energy Inc.	1,234,255	16,305
DPL Inc.	563,617	15,471
* Allegheny Energy, Inc.	611,535	15,423
* Southwestern Energy Co.	322,754	15,163
NSTAR	474,766	14,637
* CMS Energy Corp.	961,258	14,477
ONEOK, Inc.	440,313	14,376
Alliant Energy Corp.	501,282	14,111
MDU Resources Group, Inc.	474,257	13,360
* Nextel Partners, Inc.	526,343	13,248
UGI Corp. Holding Co.	459,574	12,822
Aqua America, Inc.	426,559	12,686
AGL Resources Inc.	325,864	12,595
Northeast Utilities	575,914	12,014
OGE Energy Corp.	401,017	11,605
Energen Corp.	313,256	10,980
Great Plains Energy, Inc.	331,580	10,574
Puget Energy, Inc.	444,906	10,402
Atmos Energy Corp.	354,296	10,204
National Fuel Gas Co.	352,869	10,201
* Southern Union Co.	400,369	9,829
Vectren Corp.	340,051	9,770
Hawaiian Electric Industries Inc.	360,655	9,669
Westar Energy, Inc.	383,875	9,225
Telephone & Data Systems, Inc.	225,410	9,199
Telephone & Data Systems, Inc. - Special	233,481	8,952
WPS Resources Corp.	158,736	8,929
PNM Resources Inc.	306,295	8,824
Western Gas Resources, Inc.	251,441	8,775
Piedmont Natural Gas, Inc.	343,672	8,255
NICOR Inc.	197,269	8,122
* Kinder Morgan Management, LLC	169,057	7,777
WGL Holdings Inc.	221,383	7,447

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Peoples Energy Corp.	169,845	7,381
* Alamosa Holdings, Inc.	490,069	6,812
* Sierra Pacific Resources	526,398	6,554
Duquesne Light Holdings, Inc.	346,218	6,467
ALLETE, Inc.	128,788	6,427
* Level 3 Communications, Inc.	2,933,236	5,954
New Jersey Resources Corp.	122,072	5,890
IDACORP, Inc.	187,640	5,747
Black Hills Corp.	139,483	5,140
NorthWestern Corp.	161,536	5,092
* U.S. Cellular Corp.	101,428	5,065
UniSource Energy Corp.	158,389	4,870
Cleco Corp.	223,862	4,829
Northwest Natural Gas Co.	122,714	4,693
* Cincinnati Bell Inc.	1,084,851	4,665
* El Paso Electric Co.	207,327	4,240
* Price Communications Corp.	234,599	4,059
Southwest Gas Corp.	157,725	4,024
Commonwealth Telephone Enterprises, Inc.	92,824	3,890
Avista Corp.	203,605	3,785
South Jersey Industries, Inc.	60,754	3,713
CH Energy Group, Inc.	68,959	3,353
* Aquila, Inc.	917,276	3,311
* Premiere Global Services, Inc.	292,749	3,305
UIL Holdings Corp.	60,773	3,270
* IDT Corp. Class B	236,266	3,109
Otter Tail Corp.	109,119	2,982
MGE Energy, Inc.	80,725	2,937
California Water Service Group	76,175	2,860
The Laclede Group, Inc.	88,349	2,806
Empire District Electric Co.	112,101	2,686
* USA Mobility, Inc.	85,466	2,509
* UbiquiTel Inc.	304,708	2,486
* Dobson Communications Corp.	554,148	2,361
American States Water Co.	73,616	2,162
* Mediacom Communications Corp.	275,027	1,889
* General Communication, Inc.	187,653	1,852
* Centennial Communications Corp. Class A	113,847	1,580
Surewest Communications	57,437	1,473
SJW Corp.	28,183	1,325
Shenandoah Telecommunications Co.	30,000	1,193
* Time Warner Telecom Inc.	198,331	1,174
North Pittsburgh Systems, Inc.	59,019	1,154
* Talk America Holdings, Inc.	112,945	1,131
Hector Communications Corp.	45,169	1,033
Cascade Natural Gas Corp.	49,855	1,022

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Central Vermont Public Service Corp.	53,168	984
Middlesex Water Co.	47,943	931
CT Communications, Inc.	70,194	916
* Intrado Inc.	60,881	911
Connecticut Water Services, Inc.	35,399	885
Iowa Telecommunications Services Inc.	46,925	880
EnergySouth, Inc.	31,317	868
* IDT Corp.	64,834	858
Chesapeake Utilities Corp.	25,244	771
Alaska Communications Systems Holdings, Inc.	75,137	745
Atlantic Tele-Network, Inc.	24,321	700
Green Mountain Power Corp.	22,363	667
York Water Co.	30,200	638
Warwick Valley Telephone Co.	21,258	523
Southwest Water Co.	41,686	493
D&E Communications, Inc.	49,861	484
Hickory Tech Corp.	48,387	390
* Suncom Wireless Holdings, Inc. Class A	167,366	362
Maine & Maritimes Corp.	14,254	349
* Semco Energy Inc.	52,650	315
* Primus Telecommunications Group, Inc.	294,670	186
* US LEC Corp. Class A	73,225	176
* Boston Communications Group, Inc.	72,933	150
* Pac-West Telecom, Inc.	113,496	117
* Covista Communications, Inc.	71,737	70
UNITILI Corp.	1,500	41
* Penn Octane Corp.	40,749	17
* FiberNet Telecom Group, Inc.	5,133	17
* Trinsic, Inc.	43,447	12
* ITC^DeltaCom, Inc.	2,665	2
* XO Communications, Inc.	414	1

	4,181,208

Other (4.4%)
General Electric Co.	46,796,170	1,621,487
Tyco International Ltd.	8,911,900	260,227
3M Co.	3,248,112	234,838
Honeywell International Inc.	3,581,634	131,195
* Berkshire Hathaway Inc. Class A	848	70,808
Fortune Brands, Inc.	638,232	56,675
Johnson Controls, Inc.	847,136	47,719
Textron, Inc.	548,339	41,592
Eaton Corp.	639,303	38,294
ITT Industries, Inc.	388,748	37,953
* Berkshire Hathaway Inc. Class B	10,201	28,394

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Brunswick Corp.	406,645	17,616
SPX Corp.	334,283	15,370
Hillenbrand Industries, Inc.	248,486	12,561
Teleflex Inc.	161,955	9,615
Carlisle Co., Inc.	139,009	9,540
Walter Industries, Inc.	163,015	6,553
Trinity Industries, Inc.	202,966	6,501
* McDermott International, Inc.	271,792	5,708
Lancaster Colony Corp.	123,965	5,321
* GenCorp, Inc.	198,046	3,814
Wesco Financial Corp.	10,125	3,645
Raven Industries, Inc.	71,544	1,676
Kaman Corp. Class A	79,033	1,426
* Sequa Corp. Class A	20,420	1,351
* United Capital Corp.	20,758	539
* GP Strategies Corp.	29,600	241
* Foster Wheeler Ltd.	11,758	231
* Foster Wheeler Ltd. Class B Warrants Exp. 9/24/200	235,171	121

		2,671,011

TOTAL COMMON STOCKS
(Cost $50,585,839)		59,875,583

TEMPORARY CASH INVESTMENTS (2.0%)(1)

Money Market Fund (2.0%)
Vanguard Market Liquidity Fund, 3.139%**	1,187,276,537	1,187,277
	Face
	Amount
	(000)

U.S. Agency Obligations
(2) Federal Home Loan Mortgage Corp.†
3.001%-3.002%, 7/19/2005	$33,000	32,949

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Vanguard Total Stock Market Index Fund		Market
Schedule of Investments		Value
June 30, 2005	Shares	($000)

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,220,226)		1,220,226

TOTAL INVESTMENTS (101.2%)
(Cost $51,806,065)		61,095,809

OTHER ASSETS AND LIABILITIES—NET (-1.2%)		(749,070)

NET ASSETS (100%)		$60,346,739

*Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.3%, respectively, of net assets.
(2)Securities with a value of $32,949,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

©2005 The Vanguard Group, Inc.
All rights reserved
Vanguard Marketing
Corporation, Distributor

SNA852 082005

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

VANGUARD INDEX FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.